                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No. 333-102906
                                                                 811-03859



                     ANCHOR NATIONAL LIFE INSURANCE COMPANY
                            VARIABLE SEPARATE ACCOUNT
                 SUPPLEMENT TO THE POLARIS PROTECTOR PROSPECTUS
                           FEATURING PRINCIPAL REWARDS
                                DATED MAY 3, 2004

--------------------------------------------------------------------------------

THE PORTION OF THE PROSPECTUS RELATING TO THE PRINCIPAL REWARDS FEATURE ON PAGE 9 IS SUPPLEMENTED WITH THE FOLLOWING:

CURRENT ENHANCEMENT LEVELS

The Enhancement Levels, Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date applicable to all Purchase Payments, are as follows:



--------------------------------------------------------------------------------------------
                            UPFRONT PAYMENT         DEFERRED PAYMENT        DEFERRED PAYMENT
   ENHANCEMENT LEVEL        ENHANCEMENT RATE        ENHANCEMENT RATE        ENHANCEMENT DATE
--------------------------------------------------------------------------------------------
Under $ 40,000                     2%                      0%                     N/A
--------------------------------------------------------------------------------------------
$40,000 - $99,999                  4%                      0%                     N/A
--------------------------------------------------------------------------------------------
$100,000 - $499,999                4%                      1%             Nine years from the
                                                                            date we receive
                                                                             each Purchase
                                                                                Payment.
--------------------------------------------------------------------------------------------
$500,000 - more                    5%                      1%             Nine years from the
                                                                            date we receive
                                                                             each Purchase
                                                                                Payment.
--------------------------------------------------------------------------------------------

The applicable Payment Enhancement rate is that which is in effect, when we receive each purchase payment under your contract. Future Upfront Enhancement Rates may change at any time, but will never be less than 2%. Deferred Payment Enhancement Rates may increase, decrease or stay the same; there is no minimum Deferred Payment Enhancement Rate. The Date on which you may receive any applicable Deferred Payment Enhancement on future Purchase Payments may change; it may be less than nine years or greater than nine years.




Date: May 3, 2004


                Please keep this Supplement with your Prospectus.

                            [POLARIS PROTECTOR LOGO]

                                   PROSPECTUS
                                  MAY 3, 2004

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
Variable Annuity.                             VARIABLE SEPARATE ACCOUNT
                                              The annuity has several investment choices - both fixed account options and
To learn more about the annuity               Variable Portfolios listed below. The fixed account options may include
offered by this prospectus, you can           specified periods and DCA accounts. The Variable Portfolios are part of the
obtain a copy of the Statement of             American Funds Insurance Series ("AFIS"), Anchor Series Trust ("AST"),
Additional Information ("SAI") dated          SunAmerica Series Trust ("SAST"), Lord Abbett Series Fund, Inc. ("LASF")
May 3, 2004. The SAI has been filed           and the Van Kampen Life Investment Trust ("VKT") (collectively, the
with the Securities and Exchange              "Trusts").
Commission ("SEC") and is
incorporated by reference into this           STOCKS:
prospectus. The Table of Contents of              MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
the SAI appears at the end of this                  - Aggressive Growth Portfolio                                    SAST
prospectus. For a free copy of the                  - Blue Chip Growth Portfolio                                     SAST
SAI, call Us at (800) 445-SUN2 or                   - "Dogs" of Wall Street Portfolio*                               SAST
write to Us at Our Annuity Service                  - Growth Opportunities Portfolio                                 SAST
Center, P.O. Box 54299, Los Angeles,              MANAGED BY ALLIANCEBERNSTEIN
California 90054-0299.                              - Small & Mid Cap Value Portfolio                                SAST
                                                  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
In addition, the SEC maintains a                    - Alliance Growth Portfolio                                      SAST
website (http://www.sec.gov) that                   - Global Equities Portfolio                                      SAST
contains the SAI, materials                         - Growth-Income Portfolio                                        SAST
incorporated by reference and other               MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
information filed electronically with               - American Funds Global Growth Portfolio                         AFIS
the SEC by AIG SunAmerica Life                      - American Funds Growth Portfolio                                AFIS
Assurance Company.                                  - American Funds Growth-Income Portfolio                         AFIS
                                                  MANAGED BY DAVIS ADVISORS
ANNUITIES INVOLVE RISKS, INCLUDING                  - Davis Venture Value Portfolio                                  SAST
POSSIBLE LOSS OF PRINCIPAL, AND ARE                 - Real Estate Portfolio                                          SAST
NOT A DEPOSIT OR OBLIGATION OF, OR                MANAGED BY FEDERATED EQUITY MANAGEMENT
GUARANTEED OR ENDORSED BY, ANY BANK.                - Federated American Leaders Portfolio*                          SAST
THEY ARE NOT FEDERALLY INSURED BY THE               - Telecom Utility Portfolio                                      SAST
FEDERAL DEPOSIT INSURANCE                         MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.
CORPORATION, THE FEDERAL RESERVE                    - Goldman Sachs Research Portfolio                               SAST
BOARD OR ANY OTHER AGENCY.                        MANAGED BY LORD, ABBETT & CO.
                                                    - Lord Abbett Series Fund Growth and Income Portfolio            LASF
This variable annuity provides an                 MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
optional bonus feature called                       - Marsico Growth Portfolio                                       SAST
"Polaris Rewards". If you elect this              MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
feature, in exchange for bonuses                    - MFS Massachusetts Investors Trust Portfolio                    SAST
credited to your contract, your                     - MFS Mid-Cap Growth Portfolio                                   SAST
surrender charge schedule will be                 MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
longer and greater than if you chose                - Emerging Markets Portfolio                                     SAST
not to elect this feature. These                    - International Growth and Income Portfolio                      SAST
withdrawal charges may offset the                   - Putnam Growth: Voyager Portfolio                               SAST
value of any bonus, if you make an                MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
early withdrawal.                                   - Foreign Value Portfolio                                        SAST
                                                  MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT
                                                    - International Diversified Equities Portfolio                   SAST
                                                    - Technology Portfolio                                           SAST
                                                    - Van Kampen LIT Comstock Portfolio, Class II Shares*             VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio, Class II Shares       VKT
                                                    - Van Kampen LIT Growth and Income Portfolio, Class II Shares     VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                                  AST
                                                    - Growth Portfolio                                                AST
                                                    - Natural Resources Portfolio                                     AST
                                              BALANCED:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORPORATION
                                                    - SunAmerica Balanced Portfolio                                  SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                                     SAST
                                                  MANAGED BY WM ADVISORS, INC
                                                    - Asset Allocation Portfolio                                      AST
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                      SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT
                                                    - Corporate Bond Portfolio                                       SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                                          SAST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio                                SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                    - Government & Quality Bond Portfolio                             AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                                      SAST
                                              * "Dogs" of Wall Street is an equity fund seeking total return. Federated
                                              American Leaders is an equity fund seeking growth of capital and income.
                                                Van Kampen LIT Comstock is an equity fund seeking capital growth and income.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

----------------------------------------------------------------
----------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------

AIG SunAmerica Life's Annual Report on Form 10-K for the year ended December 31, 2003, File No. 033-47472, is incorporated herein by reference.

All documents or reports filed by AIG SunAmerica Life under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supercede documents incorporated by reference.

AIG SunAmerica Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342 (File No. 811-21039).

AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, AIG SunAmerica Life and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

AIG SunAmerica Life will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to AIG SunAmerica Life's Annuity Service Center, as follows:

       AIG SunAmerica Life Assurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to AIG SunAmerica Life's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for AIG SunAmerica Life's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of AIG SunAmerica Life in connection with the securities registered under this prospectus, AIG SunAmerica Life will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. AIG SunAmerica Life will be governed by final judgment of the issue. However, if in the opinion of AIG SunAmerica Life's counsel, this issue has been determined by controlling precedent, AIG SunAmerica Life will not submit the issue to a court for determination.

 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
                             TABLE OF CONTENTS
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE...................      2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION....      2
 GLOSSARY..........................................................      3
 HIGHLIGHTS........................................................      4
 FEE TABLES........................................................      5
       Owner Transaction Expenses..................................      5
       Optional Income Protector Fee...............................      5
       Contract Maintenance Fee....................................      5
       Annual Separate Account Expenses............................      5
       Optional EstatePlus Fee.....................................      5
       Optional Polaris Income Rewards Fee.........................      5
       Optional Capital Protector Fee..............................      5
       Portfolio Expenses..........................................      5
 EXAMPLES..........................................................      6
 THE POLARIS PROTECTOR VARIABLE ANNUITY............................      8
 PURCHASING A POLARIS PROTECTOR VARIABLE ANNUITY...................      8
       Allocation of Purchase Payments.............................      9
       Polaris Rewards Program.....................................      9
       Accumulation Units..........................................     10
       Free Look...................................................     11
 INVESTMENT OPTIONS................................................     11
       Variable Portfolios.........................................     11
           American Funds Insurance Series.........................     11
           Anchor Series Trust.....................................     11
           Lord Abbett Series Fund, Inc............................     12
           SunAmerica Series Trust.................................     12
           Van Kampen Life Investment Trust........................     12
       Fixed Account Options.......................................     12
       Asset Allocation Program....................................     13
       Transfers During the Accumulation Phase.....................     14
       Dollar Cost Averaging.......................................     15
       Asset Allocation Rebalancing Program........................     15
       Return Plus Program.........................................     16
       Voting Rights...............................................     16
       Substitution................................................     16
 ACCESS TO YOUR MONEY..............................................     16
       Systematic Withdrawal Program...............................     18
       Nursing Home Waiver.........................................     18
       Minimum Contract Value......................................     18
 LIVING BENEFITS...................................................     18
       Polaris Income Rewards......................................     18
       Capital Protector...........................................     22
       Income Protector............................................     23
 DEATH BENEFIT.....................................................     25
       Purchase Payment Accumulation Option........................     26
       Maximum Anniversary Option..................................     26
       EstatePlus..................................................     27
       Spousal Continuation........................................     28
 EXPENSES..........................................................     28
       Annual Separate Account Expenses............................     28
       Withdrawal Charges..........................................     28
       Investment Charges..........................................     29
       Contract Maintenance Fee....................................     29
       Transfer Fee................................................     29
       Optional Polaris Income Rewards Fee.........................     30
       Optional Capital Protector Fee..............................     30
       Optional EstatePlus Fee.....................................     30
       Optional Income Protector Fee...............................     30
       Premium Tax.................................................     30
       Income Taxes................................................     30
       Reduction or Elimination of Charges and Expenses, and            30
        Additional Amounts Credited................................
 INCOME OPTIONS....................................................     30
       Annuity Date................................................     30
       Income Options..............................................     31
       Fixed or Variable Income Payments...........................     31
       Income Payments.............................................     31
       Transfers During the Income Phase...........................     32
       Deferment of Payments.......................................     32
       Note to Qualified Contract Holders..........................
 TAXES.............................................................     32
       Annuity Contracts in General................................     32
       Tax Treatment of Distributions - Non-qualified Contracts....     32
       Tax Treatment of Distributions - Qualified Contracts........     33
       Minimum Distributions.......................................     33
       Tax Treatment of Death Benefits.............................     33
       Contracts Owned by a Trust or Corporation...................     34
       Gifts, Pledges and/or Assignments of a Non-Qualified             34
        Contract...................................................
       Diversification and Investor Control........................     34
 PERFORMANCE.......................................................     34
 OTHER INFORMATION.................................................     35
       AIG SunAmerica Life.........................................     35
       The Separate Account........................................     35
       The General Account.........................................     35
       Distribution of the Contract................................     35
       Administration..............................................     36
       Legal Proceedings...........................................     36
       Ownership...................................................     36
       Independent Accountants.....................................     36
       Registration Statement......................................     36
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..........     36
 APPENDIX A - CONDENSED FINANCIALS.................................    A-1
 APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA") AND FIXED ADVANTAGE 7    B-1
  ACCOUNT OPTION...................................................
 APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION........    C-1
 APPENDIX D - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME      D-1
  PROTECTOR FEATURE................................................
 APPENDIX E - POLARIS REWARDS PROGRAM EXAMPLES.....................    E-1
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
                                 GLOSSARY
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 We  have capitalized some of the technical terms used in this prospectus.
 To help  you  understand  these  terms, We  have  defined  them  in  this glossary.
 ACCUMULATION  PHASE -  The period during  which you invest  money in your contract.
 ACCUMULATION UNITS - A measurement We  use to calculate the value of  the variable portion of your contract during the Accumulation Phase.
 ANNUITANT(S)  -  The  person(s)  on whose  life  (lives)  We  base income payments.
 ANNUITY DATE  -  The date  on  which income  payments  are to  begin,  as selected by you.
 ANNUITY  UNITS - A measurement  We use to calculate  the amount of income payments you receive from  the variable portion  of your contract  during the Income Phase.
 BENEFICIARY  - The  person designated to  receive any  benefits under the contract if you or the Annuitant dies.
 COMPANY - AIG SunAmerica Life Assurance Company, AIG SunAmerica Life, we,
 us, the insurer which issues this contract. Only "AIG SunAmerica Life" is a capitalized term in the prospectus.
 INCOME PHASE - The period during which We make income payments to you.
 IRS - The Internal Revenue Service.
 LATEST ANNUITY DATE - Your  95th birthday or tenth contract  anniversary, whichever is later.
 NON-QUALIFIED  (CONTRACT) - A contract  purchased with after-tax dollars.
 In general, these  contracts are  not under any  pension plan,  specially sponsored program or individual retirement account ("IRA").
 PAYMENT  ENHANCEMENT(S) - The amount(s) allocated  to your contract by Us under the Polaris Rewards Program. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.
 POLARIS REWARDS PROGRAM - A  program that provides a payment  enhancement in exchange for a surrender charge that declines over 9 years.
 PURCHASE PAYMENTS - The money you give Us to buy the contract, as well as any  additional money you give Us to invest in the contract after you own
 it.
 QUALIFIED (CONTRACT) -  A contract purchased  with pretax dollars.  These contracts  are  generally  purchased  under  a  pension  plan,  specially sponsored program or IRA.
 TRUSTS - Refers  to the  American Funds Insurance  Series, Anchor  Series
 Trust,  the SunAmerica Series  Trust, and Lord  Abbett Series Fund, Inc.,
 Van Kampen Life Investment Trust collectively.
 VARIABLE PORTFOLIO(S) - The  variable investment options available  under the  contract. Each Variable  Portfolio has its  own investment objective and is  invested in  the  underlying investments  of the  American  Funds
 Insurance  Series, Anchor Series Trust,  the SunAmerica Series Trust, and
 Lord Abbett  Series Fund,  Inc., Van  Kampen Life  Investment Trust.  The
 underlying investment portfolios may be referred to as Underlying Funds.

----------------------------------------------------------------
----------------------------------------------------------------
                                   HIGHLIGHTS
----------------------------------------------------------------
----------------------------------------------------------------

The Polaris Protector Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. You may also elect to participate in the Polaris Rewards Program of the contract that can provide you with Payment Enhancements to invest in your contract. If you elect participation in this feature, your contract will be subject to a longer surrender charge schedule. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), We will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that We receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. If you elected to participate in the Rewards Program, you receive any gain and We bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period. Please see PURCHASING A POLARIS PROTECTOR VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, We deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract We may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, or nine complete years if you participate in the Rewards Program, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS PROTECTOR VARIABLE ANNUITY and EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial representative or contact Us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.

AIG SUNAMERICA LIFE OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES AND EXPENSES. WE ALSO OFFER PRODUCTS THAT DO NOT OFFER THE POLARIS REWARDS FEATURE. PRODUCTS WITHOUT THE POLARIS REWARDS PROGRAM HAVE THE SAME MORTALITY AND EXPENSE RISK CHARGES AS THE SAME CONTRACT WITH THE POLARIS REWARDS PROGRAM. HOWEVER, CONTRACTS WITHOUT THE POLARIS REWARDS PROGRAM HAVE A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESEAND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(1)

If Polaris Rewards is elected...............................  9%
If Polaris Rewards is not elected...........................  7%

TRANSFER FEE..........  No charge for the first 15 transfers each contract year; thereafter, the fee is $25
                        ($10 in Pennsylvania and Texas) per
                        transfer

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE
       $35 ($30 in North Dakota) waived if contract value $50,000 or more

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

    Mortality and Expense Risk Fees.......................  1.37%
    Distribution Expense Fee..............................  0.15%
    Optional EstatePlus Fee(2)............................  0.25%
                                                            =====
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.77%

  ADDITIONAL OPTIONAL FEATURE FEE
    You may elect one of the following optional features: Polaris Income Rewards, Capital Protector or Income Protector described below.

  OPTIONAL POLARIS INCOME REWARDS FEE

   TIME ELAPSED SINCE BENEFIT EFFECTIVE DATE        ANNUALIZED FEE(3)
   -----------------------------------------        -----------------
     Years 0-7................................            0.65%
     Years 8+.................................            0.45%

  OPTIONAL CAPITAL PROTECTOR FEE

   CONTRACT YEAR                                    ANNUALIZED FEE(4)
   -------------                                    -----------------
     0-7......................................            0.50%
     8-10.....................................            0.25%
     11+......................................             none

  OPTIONAL INCOME PROTECTOR PLUS FEE

   Annual Fee(5)...............................................  0.45%

FOOTNOTES TO THE FEE TABLES:

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment) declines over 7 or 9 years as follows

YEARS:......................................................   1    2    3    4    5    6    7    8    9   10+
Non-Polaris Rewards.........................................  7%   6%   5%   4%   3%   2%   1%   0%   0%   0%
Polaris Rewards.............................................  9%   9%   8%   7%   6%   5%   4%   3%   2%   0%

(2) EstatePlus, an enhanced death benefit feature is optional. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.

(3) The Polaris Income Rewards feature is optional and if elected, the fee is generally calculated as a percentage of your Purchase Payments received in the first 90 days less proportionate withdrawals. The fee is deducted from your contract at the end of the first quarter following election and quarterly thereafter.

(4) The Capital Protector feature is optional and if elected, the fee is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract. The fee is deducted from your contract value at the end of the first contract quarter and quarterly thereafter.

(5) The Income Protector is optional and if elected, the fee is deducted annually from your contract value as a percentage of your Income Benefit Base. The Income Benefit Base which is described more fully in the prospectus is generally calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding Purchase Payments made since the prior contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals.

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                               PORTFOLIO EXPENSES

         TOTAL ANNUAL UNDERLYING PORTFOLIO EXPENSES           MINIMUM   MAXIMUM
         ------------------------------------------           -------   -------
(expenses that are deducted from underlying portfolios of
the Trusts, including management fees, other expenses and
12b-1 fees, if applicable)..................................   0.59%     1.80%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
                          IF YOU ELECT POLARIS REWARDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee, separate account annual expenses, fees for optional features and expenses of the underlying portfolios of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.77% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 1.80%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional EstatePlus (0.25%) and Polaris Income Rewards (0.65% for years 0-7 and 0.45% for years 8+) features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
$1,337   $2,121    $2,818     $4,457
-------------------------------------
-------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $335    $1,021    $1,731     $3,613
-------------------------------------
-------------------------------------

(3) If you do not surrender your contract and you elect the optional EstatePlus (0.25%) and Polaris Income Rewards (0.65% for years 0-7 and 0.45% for years 8+) features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $437    $1,321    $2,218     $4,457
-------------------------------------
-------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL CHARGES OF 1.52% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.59%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
$1,123   $1,490    $1,783     $2,543
-------------------------------------
-------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $214     $661     $1,134     $2,441
-------------------------------------
-------------------------------------

(3) If you do not surrender your contract and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $223     $690     $1,183     $2,543
-------------------------------------
-------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
                      IF YOU DO NOT ELECT POLARIS REWARDS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee, separate account annual expenses, fees for optional features and expenses of the underlying portfolios of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.77% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 1.80%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional EstatePlus (0.25%) and Polaris Income Rewards (0.65% for years 0-7 and 0.45% for years 8+) features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
$1,129   $1,795    $2,474     $4,369
-------------------------------------
-------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $335    $1,021    $1,731     $3,613
-------------------------------------
-------------------------------------

(3) If you do not surrender your contract and you elect the optional EstatePlus (0.25%) and Polaris Income Rewards (0.65% for years 0-7 and 0.45% for years 8+) features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $429    $1,295    $2,174     $4,369
-------------------------------------
-------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL CHARGES OF 1.52% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.59%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $919    $1,176    $1,459     $2,493
-------------------------------------
-------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $214     $661     $1,134     $2,441
-------------------------------------
-------------------------------------

(3) If you do not surrender your contract and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $219     $676     $1,159     $2,493
-------------------------------------
-------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the Separate Account (contract level) as well as total annual underlying portfolio operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the administration charge may differ from this percentage and may be waived for contract values over $50,000. Additional information on the portfolio company fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume Separate Account expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

3. Examples reflecting participation in the Polaris Rewards program reflect the Polaris Rewards surrender charge schedule, and a 2% upfront payment enhancement.

4. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. If you elected the Income Protector program or the Capital Protector program, your expenses would be lower than those shown in these tables. The fee for the Polaris Income Rewards, Capital Protector and Income Protector features are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

5. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

   CONDENSED FINANCIAL INFORMATION APPEARS IN APPENDIX A OF THIS PROSPECTUS.

----------------------------------------------------------------
----------------------------------------------------------------
                             THE POLARIS PROTECTOR
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request Us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

The fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each purchase payment withdrawn if that purchase payment has not been invested in this contract for at least 7 years, or 9 years if you elect to participate in the Polaris Rewards Program. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

AIG SunAmerica Life issues the Polaris Protector Variable Annuity. When you purchase a Polaris Protector Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

----------------------------------------------------------------
----------------------------------------------------------------
                         PURCHASING A POLARIS PROTECTOR
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give Us to buy a contract. Any additional money you give Us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

We reserve the right to require company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, We reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by AIG SunAmerica Life and First SunAmerica Life Insurance Company, an affiliate of AIG SunAmerica Life, to the same owner to exceed these limits may also be subject to company pre-approval. For any contracts subject to these dollar amount reservations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract. We reserve the right to change the amount at which pre-approval is required at any time.

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.00.

We may not issue a contract to anyone age 86 or older on the contract issue date. In general, We will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. WE RESERVE THE RIGHT TO NOT RECOGNIZE ASSIGNMENTS IF IT CHANGES THE RISK PROFILE OF THE OWNER OF THE CONTRACT, AS DETERMINED IN OUR SOLE DISCRETION. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If We receive a Purchase Payment without allocation instructions, We will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, We must receive your completed application and/or Purchase Payment allocation instructions and any other required paperwork at Our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If We do not have complete information necessary to issue your contract, We will contact you. If We do not have the information necessary to issue your contract within 5 business days We will:

     - Send your money back to you; or

     - Ask your permission to keep your money until We get the information necessary to issue the contract.

POLARIS REWARDS PROGRAM

If you elect to participate in the Polaris Rewards program at contract issue, We contribute an Upfront Payment Enhancement and, if applicable, a Deferred Payment Enhancement to your contract in conjunction with each Purchase Payment you invest during the life of your contract. If you elect to participate in this program, all Purchase Payments are subject to a nine year withdrawal charge schedule. SEE WITHDRAWAL CHARGES BELOW. These withdrawal charges may offset the value of any bonus, if you make an early withdrawal. SEE EXPENSES BELOW. You may not elect to participate in this program if you are age 81 or older at the time of contract issue. Amounts We contribute to your contract under this program are considered earnings and are allocated to your contract as described below.

Purchase Payments may not be invested in the Dollar Cost Averaging fixed accounts if you participate in the Polaris Rewards Program. However, you may use other available fixed account options as a Dollar Cost Averaging source account.

There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Polaris Rewards program may not perform as well as the contract without the feature.

     ENHANCEMENT LEVELS

     The Upfront Payment Enhancement Rate, Deferred Payment Enhancement Rate and Deferred Payment Enhancement Date may be determined based on stated Enhancement Levels. Each Enhancement Level is a range of dollar amounts which may correspond to different enhancement rates and dates. Enhancement Levels may change from time to time, at Our sole discretion. The Enhancement Level applicable to your initial Purchase Payment is determined by the amount of that initial Purchase Payment. With respect to any subsequent Purchase Payments We determine your Enhancement Level by adding your contract value on the date We receive each subsequent Purchase Payment plus the amount of the subsequent Purchase Payment.

     UPFRONT PAYMENT ENHANCEMENT

     An Upfront Payment Enhancement is an amount We add to your contract on the day We receive a Purchase Payment. We calculate an Upfront Payment Enhancement amount as a percentage (the "Upfront Payment Enhancement Rate") of each Purchase Payment. The Upfront Payment Enhancement Rate will always be at least 2%. We periodically review and establish the Upfront Payment Enhancement Rate, which may increase or decrease at any time, but will never be less than 2%. The applicable Upfront Payment Enhancement Rate is that which is in effect for any applicable Enhancement Level, when We receive each Purchase Payment under your contract. The Upfront Payment Enhancement amounts are allocated among the fixed and variable investment options according to the current allocation instructions in effect when We receive each Purchase Payment.

     DEFERRED PAYMENT ENHANCEMENT

     A Deferred Payment Enhancement is an amount We may add to your contract on a stated future date (the "Deferred Payment Enhancement Date") as a percentage of Purchase Payments received. We refer to this percentage amount as the Deferred Payment Enhancement Rate. We periodically review and establish the Deferred Payment Enhancement Rates and Deferred Payment Enhancement Dates. The Deferred Payment Enhancement Rate being offered may increase, decrease or be eliminated by Us, at any time. The Deferred Payment Enhancement Date, if applicable, may change at any time. The applicable Deferred Payment Enhancement Date and Deferred Payment Enhancement Rate are those which may be in effect for any applicable Enhancement Level, when We receive each Purchase Payment under your contract. Any applicable Deferred Payment Enhancement, when credited, is allocated to the Cash Management Variable Portfolio.

     If you withdraw any portion of a Purchase Payment, to which a Deferred Payment Enhancement applies, prior to the Deferred Payment Enhancement Date, We reduce the amount of the corresponding Deferred Payment Enhancement in the same proportion that your withdrawal (and any fees and charges associated with such withdrawals) reduces that Purchase Payment. For purposes of the Deferred Payment Enhancement, withdrawals are assumed to be taken from earnings first, then from Purchase Payments, on a first-in-first-out basis.

APPENDIX E shows how We calculate any applicable Deferred Payment Enhancement amount.

We will not allocate any applicable Deferred Payment Enhancement to your contract if any of the following circumstances occurs prior to the Deferred Payment Enhancement Date:

     - You surrender your contract;

     - A death benefit is paid on your contract;

     - You switch to the Income Phase of your contract; or

     - You fully withdraw the corresponding Purchase Payment.

See your financial representative for information on the current Enhancement Levels and Payment Enhancements rates.

     90 DAY WINDOW

     As of the 90th day after your contract was issued, We will total your Purchase Payments made over those 90 days, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date We issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued ("Look Back Adjustment"). We will add any applicable Upfront Look Back Adjustment to your contract on the 90th day following the date of contract issue. We will send you a confirmation indicating any applicable Upfront and/or Deferred Look Back Adjustment, on or about the 90th day following the date of contract issuance. We will allocate any applicable Upfront Look Back Adjustment according to your then-current allocation instructions on file for subsequent Purchase Payments at the time We make the contribution and if applicable, to the Cash Management Portfolio, for a Deferred Look Back Adjustment.

APPENDIX E PROVIDES AN EXAMPLE OF THE 90 DAY WINDOW PROVISION.

The Polaris Rewards Program may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative regarding the availability of this program.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS REWARDS PROGRAM (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, We credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day We receive your money if We receive it before 1 p.m. Pacific Time, or on the next business day's unit value if We receive your money after 1 p.m. Pacific Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment and Payment Enhancement, if applicable, by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE (CONTRACTS WITHOUT POLARIS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.2523 Accumulation Units for the Global Bond Portfolio.

     EXAMPLE (CONTRACTS WITH POLARIS REWARDS):

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. If the Upfront Payment Enhancement is 2.00% of your Purchase Payment, We would add an Upfront Payment Enhancement of $500 to your contract. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,500 by $11.10 and credit your contract on Wednesday with 2,297.2973 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to Our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally, We will refund to you the value of your contract on the day We receive your request minus the Free Look Payment Enhancement Deduction, if applicable. The Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day We receive your free look request; or (2) the Payment Enhancement amount(s), if any, which We allocated to your contract. Thus, you receive any gain and We bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period.

Certain states require Us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, We reserve the right to put your money in the Cash Management Portfolio during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, We do not put your money in the Cash Management Portfolio during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, We return the greater of (1) your Purchase Payments; or (2) the value of your contract minus the Free Look Payment Enhancement Deduction, if applicable.

EXCHANGE OFFERS

From time to time, We may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.
----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in shares of the trusts below. Additional Trusts and/or Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by AIG SunAmerica Life, and other affiliated/unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:

     AMERICA FUNDS INSURANCE SERIES -- CLASS 2

Capital Research and Management Company provides investment advice for the American Funds Insurance Series ("AFIS") portfolios. American Funds Insurance Series has investment portfolios in addition to those listed here that are not available for investment under the contract.

     ANCHOR SERIES TRUST -- CLASS 2

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     LORD ABBETT SERIES FUND, INC. -- CLASS VC

Lord Abbett & Co. provides investment advice for the Lord Abbett Series Fund, Inc. portfolios. Lord Abbett Series Fund, Inc. ("LASF") has investment portfolios in addition to those listed below that are not available for investment under the contract.

     SUNAMERICA SERIES TRUST -- CLASS 2

Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust ("SAST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II

Van Kampen Asset Management Inc. provides investment advice for the Van Kampen Life Investment Trust ("VKT") portfolios. Van Kampen Life Investment Trust has investment portfolios in addition to those listed here which are not available for investment under the contract.

STOCKS:
    MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORPORATION
       - Aggressive Growth Portfolio                                        SAST
       - Blue Chip Growth Portfolio                                         SAST
       - "Dogs" of Wall Street Portfolio*                                   SAST
       - Growth Opportunities Portfolio                                     SAST
     MANAGED BY ALLIANCEBERNSTEIN
       - Small & Mid Cap Value Portfolio                                    SAST
     MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
       - Alliance Growth Portfolio                                          SAST
       - Global Equities Portfolio                                          SAST
       - Growth-Income Portfolio                                            SAST
     MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
       - American Funds Global Growth Portfolio                             AFIS
       - American Funds Growth Portfolio                                    AFIS
       - American Funds Growth-Income Portfolio                             AFIS
     MANAGED BY DAVIS ADVISORS
       - Davis Venture Value Portfolio                                      SAST
       - Real Estate Portfolio                                              SAST
     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY
       - Federated American Leaders Portfolio*                              SAST
       - Telecom Utility Portfolio                                          SAST
     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.
       - Goldman Sachs Research Portfolio                                   SAST
     MANAGED BY LORD, ABBETT & CO.
       - Lord Abbett Series Fund Growth and Income Portfolio                LASF
     MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
       - Marsico Growth Portfolio                                           SAST
    MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
       - MFS Massachusetts Investors Trust Portfolio SAST
       - MFS Mid-Cap Growth Portfolio                                       SAST
     MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
       - Emerging Markets Portfolio                                         SAST
       - International Growth and Income Portfolio                          SAST
       - Putnam Growth: Voyager Portfolio                                   SAST
     MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
       - Foreign Value Portfolio                                            SAST
     MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT
       - International Diversified Equities Portfolio+ SAST
       - Technology Portfolio+                                              SAST
       - Van Kampen LIT Comstock Portfolio, Class II Shares*                 VKT
       - Van Kampen LIT Emerging Growth Portfolio, Class II Shares           VKT
       - Van Kampen LIT Growth and Income Portfolio, Class II Shares         VKT
     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
       - Capital Appreciation Portfolio                                      AST
       - Growth Portfolio                                                    AST
       - Natural Resources Portfolio                                         AST

BALANCED:
     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
        - SunAmerica Balanced Portfolio                                     SAST
     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
       - MFS Total Return Portfolio                                         SAST
     MANAGED BY WM ADVISORS, INC
       - Asset Allocation Portfolio                                          AST

BONDS:
     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
       - High-Yield Bond Portfolio                                          SAST
     MANAGED BY FEDERATED INVESTMENT MANAGEMENT
       - Corporate Bond Portfolio                                           SAST
     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L
       - Global Bond Portfolio                                              SAST
     MANAGED BY VAN KAMPEN
       - Worldwide High Income Portfolio                                    SAST
     MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
       - Government & Quality Bond Portfolio                                 AST

CASH:
     MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
       - Cash Management Portfolio                                          SAST

* "Dogs" of Wall Street is an equity fund seeking total return. Federated American Leaders is an equity fund seeking growth of capital and income. Van Kampen LIT Comstock is an equity fund seeking capital growth and income.

+ Morgan Stanley Investment Management, Inc., the subadviser for these portfolios, does business in certain instances using the name Van Kampen.

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in Our sole discretion and We reserve the right to change the FAGPs that We make available at any time, unless state law requires Us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.

There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

     Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

     Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

     Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact Us within 30 days after the end of the current interest guarantee period and instruct Us as to where you would like the money invested. We do not contact you. If We do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.

All FAGPs may not be available in all states. At any time we are crediting the guaranteed minimum interest rate specified in your contract to the fixed accounts, we reserve the right to restrict transfers and Purchase Payments into the FAGPs. If you do not elect to participate in the Polaris Rewards program, We may also offer specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING below for more details.

DOLLAR COST AVERAGING FIXED ACCOUNTS

If you do not elect the Polaris Rewards program, you may invest initial and/or subsequent Purchase Payments in the DCA fixed accounts ("DCAFA"), if available. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in Our sole discretion and We reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING below for more information.

ASSET ALLOCATION PROGRAM

PROGRAM DESCRIPTION

The asset allocation program is offered to help you diversify your investment across various asset classes.

Each of the models is comprised of a carefully selected combination of Variable Portfolios with allocation amongst the various asset classes based on historical asset class performance to meet stated investment time horizons and risk tolerances.

ENROLLING IN THE PROGRAM

You may enroll in the program by selecting the model as well as any program options on the product application form. If you already own a policy, you must complete and submit a program election form. You and your financial representative determine the model most appropriate for you. You may discontinue investment in the program at any time with a written request, telephone or internet instructions, subject to Our rules.

You may also choose to invest gradually into a model through the dollar cost averaging program. You may only invest in one model at a time. You may invest in investment options outside your selected model but only in those Variable Portfolios that are not utilized in the model you selected. A transfer into or out of one of the Variable Portfolios in your model, outside the specifications in the model will effectively terminate your participation in the program.

There is no fee for participating in this program.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected model unless otherwise instructed by you. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the model, your investment may no longer be consistent with the model's intended objectives.

Withdrawals may be subject to a withdrawal charge. Withdrawals may be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

KEEPING YOUR PROGRAM ON TARGET

     REBALANCING

You can elect to have your contract rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable Portfolios within each model will be rebalanced. An investment not included in the model can not be rebalanced.

     ANNUAL RE-EVALUATION

Each year, on or about March 31, the allocations in every model are re-evaluated and updated to assure that the investment objectives remain consistent. The percentage allocations within each model may change and investment options may be added to or deleted from a model as a result of the annual re-evaluation. We will automatically rebalance your investment according to the re-evaluated allocations each year on or about March 31. If you choose not to participate in the re-evaluation part of this program, you must contact the Annuity Service Center. Some broker-dealers require that you consent to the re-evaluation each year and will not allow Us to automatically rebalance your contract in accordance with the re-evaluated models. Please check with your financial representative to determine the protocol for his/her firm.

IMPORTANT INFORMATION

Using an asset allocation methodology does not guarantee greater or more consistent returns. Historical market and asset class performance may differ in the future from the historical performance upon which the models are built. Also, allocation to a single asset class may outperform a model, so that you could have been better off in an investment option or options representing a single asset class than in a model. However, such a strategy involves a greater degree of risk because of the concentration of like securities in a single asset class.

The models represent suggested allocations which are provided as general guidance. You should work with your financial representative to assist you in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk comfort level. Information concerning the specific models can be obtained from your financial adviser.

WE HAVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ASSET ALLOCATION PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well. We will process any transfer request as of the day we receive it in good order if the request is received before the New York Stock Exchange ("NYSE") closes, generally at 1:00 p.m. Pacific Time. If the transfer request is received after the NYSE closes, the request will be processed on the next business day.

This product is not designed for professional organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These types of trading strategies can be disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors.

In connection with our efforts to control harmful trading, we may monitor your trading activity. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios and/or available fixed accounts reflect a potentially harmful trading strategy, we reserve the right to take action to protect other investors. Such action may include, but may not be limited to, restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer capability in accordance with state and federal rules and regulations. We will notify you, in writing, if we determine in our sole discretion that we must terminate your transfer privileges. Some of the factors we may consider when determining our transfer policies and/or other transfer restrictions may include, but are not limited to:

- the number of transfers made in a defined period;

- the dollar amount of the transfer;

- the total assets of the Variable Portfolio involved in the transfer;

- the investment objectives of the particular Variable Portfolios involved in your transfers; and/or

- whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Subject to our rules, restrictions and policies, you may request transfers of your account value between the Variable Portfolios and/or the available fixed account options by telephone or through AIG SunAmerica's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. We allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA or Asset Rebalancing programs do not count against your 15 free transfers per contract year.

All transfer request in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers for the U.S. Mail requirement.

We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

For information regarding transfers during the Income Phase, see INCOME OPTIONS below.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or an available fixed account option (source accounts) to any other Variable Portfolio (target account). If available, you may systematically transfer interest earned in available fixed account guarantee periods ("FAGPs") into any of the Variable Portfolios on certain periodic schedules offered by Us. You may change or terminate these systematic transfers by contacting Our Annuity Service Center. Check with your financial representative about the current availability of this service.

The minimum transfer amount under the DCA program is $100 per transfer, regardless of the source account. Fixed account options are not available as target account for the DCA program. There is no charge for participating in the DCA program.

We may also offer DCAFAs for specified periods fixed accounts exclusively to facilitate this program. If you elected to participate in the Polaris Rewards Program, DCAFAs are not available under your contract. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCAFA, We transfer all your money allocated to that account into the Variable Portfolios over the selected time period at an offered frequency of your choosing. You cannot change the frequency of transfers once selected.

You may terminate a DCA program at any time. If money remains in the DCAFAs fixed accounts, We transfer the remaining money according to your instructions or to your current allocations on file. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, We cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

 ---------------------------------------------
                  ACCUMULATION       UNITS
    QUARTER           UNIT         PURCHASED
 ---------------------------------------------
       1             $ 7.50           100
       2             $ 5.00           150
       3             $10.00            75
       4             $ 7.50           100
       5             $ 5.00           150
       6             $ 7.50           100
 ---------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Asset Allocation Rebalancing Program addresses this situation. At your election, We periodically rebalance your investments in the Variable

Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. There is no charge for participating in the Asset Rebalancing program.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, We would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

RETURN PLUS PROGRAM

The Return Plus Program, available if we are offering FAGPs, allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice. There is no fee for participating in the Return Plus Program.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, We will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, We must obtain your instructions on how to vote those shares. We vote all of the shares We own in proportion to your instructions. This includes any shares We own on Our own behalf. Should We determine that We are no longer required to comply with these rules, We will vote the shares in Our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, We may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if We receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.
----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

Generally, We deduct a withdrawal charge applicable to any total or partial withdrawal. If you withdraw your entire contract value, We also deduct premium taxes and a contract maintenance fee. SEE EXPENSES BELOW.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that We allow you to take out each year without being charged a surrender penalty. HOWEVER, UPON A FUTURE FULL SURRENDER OF YOUR CONTRACT ANY PREVIOUS FREE WITHDRAWALS WOULD BE SUBJECT TO A SURRENDER CHARGE, IF ANY IS APPLICABLE AT THE TIME OF THE FULL SURRENDER (EXCEPT IN THE STATE OF WASHINGTON). Additionally, if you participate in the Polaris Rewards Program you will not receive your Deferred Payment Enhancement if you fully withdraw a Purchase Payment or your contract value prior to the corresponding Deferred Payment Enhancement Date. SEE POLARIS REWARDS PROGRAM ABOVE.

Purchase Payments, above and beyond the amount of your free withdrawal amount, that are withdrawn prior to the end of the seventh or ninth year if you elect to participate in the Polaris Rewards Program will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. SEE EXPENSES BELOW. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, We refer to two special terms. These are penalty free earnings and the total invested amount.

The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your total invested amount are as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the part of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal, and

     - Any prior withdrawals (including withdrawal charges on those withdrawals) of the total invested amount on which you already paid a surrender penalty.

When you make a withdrawal, We assume that it is taken from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a withdrawal charge before those Purchase Payments which are still subject to the withdrawal charge.

During the first year after We issue your contract your free withdrawal amount is the greater of (1) your penalty-free earnings; and (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount. If you are a Washington resident, you may withdraw during the first contract year, the greater of (1); (2); or (3) interest earnings from the amounts allocated to the fixed account options, not previously withdrawn.

After the first contract year, you can take out the greater of the following amounts each year (1) your penalty-free earnings and any portion of your total invested amount no longer subject to withdrawal charge or (2) 10% of the portion of your total invested amount that has been in your contract for at least one year. If you are a Washington resident, your maximum free withdrawal amount, after the first contract year, is the greater of (1); (2); or (3) interest earnings from amounts allocated to the fixed account options, not previously withdrawn.

Although We do not assess a withdrawal charge when you take a 10% penalty-free withdrawal, We will proportionally reduce the amount of any corresponding Deferred Payment Enhancement.

We calculate charges due on a total withdrawal on the day after We receive your request and your contract. We return to your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior Free Withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example We will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments, and no Polaris Rewards election. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation,

A-(B x C)=D, where:
A=Your contract value at the time of your request for surrender ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
  ($100,000)
C=The withdrawal charge percentage applicable to the age of each Purchase
  Payment (3%)[B x C=$3,000]
D=Your full surrender value ($87,000)

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide Us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, We reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $100. If you are an Oregon resident, the minimum withdrawal amount is $250 per withdrawal or an amount equal to your free withdrawal amount. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with Our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, We may waive the withdrawal charge and/or market value adjustment on certain withdrawals prior to the Annuity Date (not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, We may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, We will distribute the contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
----------------------------------------------------------------
----------------------------------------------------------------
YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.

POLARIS INCOME REWARDS FEATURE

What is Polaris Income Rewards?

Polaris Income Rewards is an optional feature available only on contracts issued on or after May 3, 2004 and subject to state availability. If you elect this feature, for which you will be charged an annualized fee, you are guaranteed to receive withdrawals over a minimum number of years that in total equals at least the initial Purchase Payment adjusted for withdrawals, even if the contract value falls to zero. Polaris Income Rewards may offer protection in the event your contract value declines due to unfavorable investment performance.

How can I elect the feature?

You may elect the feature only at the time of contract issue and must choose either Option 1 or Option 2. The date you elect the feature (which is also the contract issue date) is your BENEFIT EFFECTIVE DATE. The earliest you may begin taking withdrawals under the benefit after a specified waiting period is the BENEFIT AVAILABILITY DATE. You cannot elect the feature if you are age 81 or older on the Benefit Effective Date or if the Benefit Availability Date is on or after the Latest Annuity Date. Generally, once you elect the feature, it cannot be canceled. The Polaris Income Rewards has rules and restrictions that are discussed more fully below.

How is the benefit calculated?

There are several components that comprise the integral aspects of this benefit. In order to determine the benefit's value at any point in time, we calculate each of the components as described below. We calculate Eligible Purchase Payments, Withdrawal Benefit Base, Step-Up Amount and Stepped-Up Benefit Base.

First, we determine the ELIGIBLE PURCHASE PAYMENTS according to the table below.

-----------------------------------------------------------------
  TIME ELAPSED SINCE
BENEFIT EFFECTIVE DATE   PERCENTAGE OF ELIGIBLE PURCHASE PAYMENTS
-----------------------------------------------------------------
 0-90 Days               100%
-----------------------------------------------------------------
 91 Days +               0%
-----------------------------------------------------------------

Second, we determine the WITHDRAWAL BENEFIT BASE ("WBB"). The WBB is used to calculate the amount of total guaranteed withdrawals and the annual maximum withdrawal amount available under the benefit. On the Benefit Availability Date, the WBB equals the sum of all Eligible Purchase Payments, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

Third, we determine a STEP UP AMOUNT which is calculated as a specified percentage of the WBB on the Benefit Availability Date. The Step-Up Amount is not a considered a Purchase Payment and cannot be used in calculating any other benefits, such as the death benefit, contract values or annuitization value.

Fourth, we determine the STEPPED-UP BENEFIT BASE ("SBB") which is the total amount available for withdrawal under the benefit and is used to calculate the minimum time period over which you may take withdrawals under the benefit. The SBB equals the WBB plus the Step-Up Amount.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA") which is a stated percentage of the WBB.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD ("MWP") which is the minimum period at any point in time over which you may take withdrawals under the benefit. The MWP is calculated by dividing the SBB by the MAWA.

The table below is a summary of the two Polaris Income Rewards options we are offering as applicable on the Benefit Availability Date:

-------------------------------------------------------------------
                                                           MWP (IF
                                                            MAWA
                 BENEFIT                                    TAKEN
              AVAILABILITY       STEP-UP        MAWA        EACH
                  DATE            AMOUNT     PERCENTAGE     YEAR)
-------------------------------------------------------------------
 Option 1  3 years following    10% of WBB   10% of WBB   11 years
           Benefit Effective
           Date
-------------------------------------------------------------------
 Option 2  5 Years following    20% of WBB   10% of WBB   12 years
           Benefit Effective
           Date
-------------------------------------------------------------------

     Example 1:

     Assume you elect Polaris Income Rewards option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your WBB is $100,000 on the Benefit Availability Date. Your SBB equals WBB plus the Step-Up Amount ($100,000 + (20% X $100,000) = $120,000). Your MAWA as of the Benefit Availability Date is 10% of your WBB ($100,000 X 10% = $10,000). The MWP is equal to the SBB divided by the MAWA which is 12 years ($120,000/$10,000). Therefore, you may take $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years on or after the Benefit Availability Date.

What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed and deducted quarterly from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon the termination of the benefit. If your contract value falls to zero before the benefit has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitized before the end of the quarter.

------------------------------------------------------------
 TIME ELAPSED SINCE THE
 BENEFIT EFFECTIVE DATE             ANNUALIZED FEE
------------------------------------------------------------
 0-7 years                 0.65% of WBB
------------------------------------------------------------
 8+ years                  0.45% of WBB
------------------------------------------------------------

What is the effect of withdrawals on Polaris Income Rewards?

The benefit amount, MAWA and MWP may change over time as a result of withdrawal activity. Withdrawals equal to or less than the MAWA generally reduce the benefit by the amount of the withdrawal. Withdrawals in excess of the MAWA may reduce the benefit based on the relative size of the withdrawal in relation to the contract value at the time of the withdrawal. This means if investment performance is down and contract value is depleted, withdrawals greater than the MAWA will result in a greater reduction of the benefit. We further explain the impact of withdrawals and the effect on each component of Polaris Income Rewards through the calculations below:

     CONTRACT VALUE: Any withdrawal reduces the contract value by the amount of the withdrawal.

     WBB: Withdrawals prior to the Benefit Availability Date reduce the WBB in the same proportion that the contract value was reduced at the time of the withdrawal.

     Withdrawals after the Benefit Availability Date will not reduce the WBB until the sum of withdrawals exceeds the Step-Up amount. Thereafter, any withdrawal or portion thereof that exceeds the Step-Up Amount will reduce the WBB as follows: If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the MAWA, the WBB will be reduced by the amount of the withdrawal. If the withdrawal causes total withdrawals in the Benefit Year to exceed the MAWA, the WBB is reduced to the lesser of (a) or
     (b), where:

          a. is the WBB immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the WBB immediately prior to the withdrawal minus the portion of the withdrawal that makes total withdrawals in that Benefit Year equal to the current MAWA, and further reduced proportionately by the same amount by which the contract value is reduced by the remaining portion of the withdrawal.

     SBB: Since withdrawals prior to the Benefit Availability Date reduce the WBB proportionately, the SBB will likewise be reduced proportionately during that period of time.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the MAWA will reduce the SBB by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the MAWA (in that Benefit Year) reduces the SBB to the lesser of (a) or (b), where:

          a. is the SBB immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the SBB immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals in that Benefit Year equal to the current MAWA, and further reduced proportionately by the same amount by which the contract value is reduced by the remaining portion of the withdrawal.

     MAWA: If the sum of withdrawals in a Benefit Year does not exceed the MAWA for that Benefit Year, the MAWA does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the MAWA, the MAWA will be recalculated at the start of the next Benefit Year. The new MAWA will equal the SBB on that Benefit Year anniversary divided by the MWP on that Benefit Year Anniversary. The new MAWA may be lower than your previous MAWAs.

     MWP: After each withdrawal a new MWP is calculated. If total withdrawals in a Benefit Year are less than or equal to MAWA the new MWP equals the SBB after the withdrawal divided by the current MAWA.

     During any Benefit Year in which the sum of withdrawals exceeds the MAWA, the new MWP equals the MWP calculated at the end of the prior Benefit Year reduced by one year.

     Example 2 - Impact of Withdrawals prior to the Benefit Availability Date:

     Assume you elect Polaris Income Rewards option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date. Immediately following the withdrawal, your WBB is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your WBB by the percentage by which the contract value was reduced by the withdrawal ($100,000 -- (10% X 100,000) = $90,000). Your SBB on the Benefit
     Availability Date is your WBB plus a Step-Up Amount calculated as 20% of your WBB (20% X $90,000 = $18,000). The SBB equals $108,000. Your MAWA is 10% of the WBB on the Benefit Availability Date ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 12 years ($108,000/$9,000 = 12).

     Example 3 - Impact of Withdrawals less than or equal to MAWA after the
                 Benefit Availability Date:

     Assume you elect Polaris Income Rewards option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date. Because the withdrawal is less than or equal to your MAWA ($10,000), your SBB ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new SBB equals $112,500. Your MAWA remains $10,000. Your new MWP following the withdrawal is equal to the new SBB divided by your current MAWA, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 over a minimum of 11 years and 3 months.

     Example 4 - Impact of Withdrawals in excess of MAWA after the Benefit
                 Availability Date:

     Assume you elect Polaris Income Rewards option 2 and you invest a single Purchase Payment of $100,000. Your WBB is $100,000 and your SBB is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal. Because the withdrawal is greater than your MAWA ($10,000), we recalculate your SBB ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the SBB ($120,000 -- $15,000 = $105,000). For the second calculation, we deduct the amount of the MAWA from the SBB
     ($120,000 -- $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal. ($125,000/$5,000 = 4%). Finally we reduce $110,000 by that proportion (4%) which equals $105,600. Your SBB is the lesser of these two calculations or $105,000. The MWP following the withdrawal is equal to the MWP at the end of the prior year (12 years) reduced by one year (11 years). Your MAWA is your SBB divided by your MWP ($105,000/11) which equals $9,545.45.

What happens if my contract value is reduced to zero?

     If the contract value is zero but the SBB is greater than zero, a benefit remains payable under Polaris Income

     Rewards feature. While a benefit is payable under Polaris Income Rewards until the SBB is reduced to zero, the contract is terminated when the contract value equals zero. At such time, except for Polaris Income Rewards, all benefits of the contract are terminated. In that event, you may not make subsequent Purchase Payments. Therefore, under adverse market conditions, withdrawals under the benefit may reduce the contract value to zero, thereby eliminating any death benefit or future income payments.

To receive your remaining Polaris Income Rewards benefit, you may select one of the following options:

     a. lump sum distribution of the present value of the total remaining guaranteed withdrawals; or

     b. the current MAWA, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the SBB equals zero; or

     c. any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining benefit will be paid as the current MAWA on a quarterly basis.

What happens to Polaris Income Rewards upon a spousal continuation?

A spousal beneficiary of the original owner may elect to continue or cancel Polaris Income Rewards and its accompanying fee. The Benefit Effective Date, Benefit Availability Date, WBB, SBB and any other corresponding component of the feature will not change as a result of a spousal continuation. A Continuation Contribution is not considered an Eligible Purchase Payment for purposes of determining the benefit. See SPOUSAL CONTINUATION below.

Can my non-spousal beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the SBB is greater than zero when the original owner dies, a non-spousal beneficiary may elect to continue receiving any remaining withdrawals under the benefit. The Benefit Effective Date, Benefit Availability Date, WBB, SBB and any other corresponding component of the feature will not change. If a contract value remains, the fee for the benefit will continue to be assessed. Electing to receive the remaining withdrawals will terminate any death benefit payable to the non-spousal beneficiary.

Can Polaris Income Rewards be canceled?

Once you elect the feature, you may not cancel it. The feature automatically terminates upon the occurrence of one of the following:

     1. Withdrawals in excess of MAWA in any Benefit Year reduce the SBB by 50% or more; or

     2. SBB is equal to zero; or

     3. Annuitization of the contract; or

     4. Full Surrender of the contract; or

     5. Death benefit is paid; or

     6. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

Important Information

The Polaris Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract nor does it guarantee any investment gains. This feature also does not guarantee lifetime income payments. If you plan to make subsequent Purchase Payments over the life of your contract, which are not considered Eligible Purchase Payments under the feature, Polaris Income Rewards does not guarantee a withdrawal of a majority of those payments. You may never need to rely on Polaris Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

Withdrawals under the benefit are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and any other benefits under the contract.

If you need to or are required to take minimum required distributions ("MRD") under the Internal Revenue Code ("IRC") from this contract prior to the Benefit Availability Date, you should know that withdrawals may negatively impact the value of Polaris Income Rewards. Any withdrawals taken under this benefit or under the contract, may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances.

The Polaris Income Rewards cannot be elected if you elect the Capital Protector or Income Protector features. We reserve the right to limit the maximum WBB to $1 million.

Polaris Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative.

For prospectively issued contracts, we reserve the right to limit the investment options available under the contract if you elect Polaris Income Rewards. We reserve the right to modify, suspend or terminate Polaris Income Rewards (in its entirety or any component) at any time for prospectively issued contracts.

CAPITAL PROTECTOR FEATURE
What is Capital Protector?

The Capital Protector is an optional feature of your variable annuity. If you elect this feature, for which you will be charged an annualized fee, at the end of applicable waiting period your contract will be worth at least the amount of your initial Purchase Payment (less adjustments for withdrawals). The Capital Protector may offer protection in the event that your contract value declines due to unfavorable investment performance in your contract.

If you elect the Capital Protector, at the end of the applicable waiting period we will evaluate your contract to determine if a Capital Protector benefit is payable to you. The applicable waiting period is ten full contract years from your contract issue date. The last day in the waiting period is your benefit date, the date on which we will calculate any Capital Protector benefit payable to you.

How can I elect the feature?

You may only elect this feature at the time your contract is issued, so long as the applicable waiting period prior to receiving the benefit ends before your latest Annuity Date. You can elect this feature on your contract application. The effective date for this feature will be your contract issue date. Capital Protector is not available if you elect the Polaris Income Reward or Income Protector features. SEE POLARIS INCOME REWARDS ABOVE AND INCOME PROTECTOR BELOW.

The Capital Protector feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Capital Protector be Cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the end of the waiting period. The feature terminates automatically following the end of the waiting period. In addition, the Capital Protector will no longer be available and no benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the waiting period.

How is the benefit calculated?
The Capital Protector is a one-time adjustment to your contract value in the event that your contract value at the end of the waiting period is less than the guaranteed amount. The amount of the benefit payable to you, if any, at the end of the waiting period will be based upon the amount of your initial Purchase Payment and may also include certain portions of subsequent Purchase Payments contributed to your contract over specified periods of time, as follows:

                                         PERCENTAGE OF PURCHASE PAYMENTS
TIME ELAPSED SINCE                               INCLUDED IN THE
EFFECTIVE DATE                        CAPITAL PROTECTOR BENEFIT CALCULATION
------------------                    -------------------------------------
 0-90 days                                                100%
 91+ days                                                   0%

The Capital Protector benefit calculation is equal to your Capital Protector Base, as defined below, minus your Contract Value on the benefit date. If the resulting amount is positive, you will receive a benefit under the feature. If the resulting amount is negative, you will not receive a benefit. Your Capital Protector Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the effective date multiplied by the applicable percentages in the table above, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the effective date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Payment Enhancements under the Polaris Rewards feature are not considered Purchase Payments and are not used in the calculation of the Capital Protector Base.

We will allocate any benefit amount contributed to the contract value on the benefit date to the Cash Management portfolio. Any Capital Protector benefit paid is not considered a Purchase Payment for purposes of calculating other benefits. Benefits based on earnings, such as EstatePlus, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

What is the Fee for Capital Protector?

Capital Protector is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted from your contract value on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We also will not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

CONTRACT YEAR                                            ANNUALIZED FEE *
-------------                                            ----------------
 0-7                                                           0.50%
 8-10                                                          0.25%
 11+                                                            none

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

What Happens to Capital Protector upon a Spousal Continuation?

If your qualified spouse chooses to continue this contract upon your death, this benefit cannot be terminated. The effective date, the waiting period and the corresponding benefit payment date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

Important Information

The Capital Protector feature may not guarantee a return of all of your Purchase Payments. If you plan to add subsequent Purchase Payments over the life of your contract, you should know that the Capital Protector would not protect the majority of those payments.

Since the Capital Protector feature may not guarantee a return of all Purchase Payments at the end of the waiting period, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Capital Protector benefit. For example, if near the end of the waiting period your Capital Protector Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your Contract Value to be larger than your Capital Protector Base on your benefit date, you will not receive any benefit even though you have paid for the Capital Protector feature throughout the waiting period. You should discuss subsequent Purchase Payments with your financial representative as such activity may reduce the value of this Capital Protector benefit.

We reserve the right to modify, suspend or terminate the capital protector feature (in its entirety or any component) at any time for prospectively issued contracts.

THE INCOME PROTECTOR FEATURE

The Income Protector feature is a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. If you elect the Income Protector feature you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.

The Income Protector benefit available is generally based upon the Purchase Payments remaining in your contract at the time you decide to begin taking income. If elected, a growth rate can provide increased minimum guaranteed income. We charge a fee for the Income Protector benefit. The amount of the fee and income protection available to you are described below. This feature may not be available in your state. Check with your financial advisor regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE INCOME PROTECTOR FEATURE AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect the Income Protector feature, we base the amount of minimum income available to you upon a calculation we call the Income Benefit Base. At the time your participation in the Income Protector program becomes effective, your Income Benefit Base is equal to your contract value. Participation in the Income Protector program is effective on either the date of issue of the contract (if elected) or at the contract anniversary following your election of the Income Protector.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

Your Income Benefit Base may accumulate at the elected growth rate from the date your election becomes effective through your Income Benefit Date. However, any applicable Growth Rate will reduce to 0% on the Anniversary immediately after the annuitant's 90th birthday.

If you decide that you want the protection offered by the Income Protector feature, you must elect the feature by completing the Income Protector Election Form available through Our Annuity Service Center.

Your Income Benefit Base will begin accumulating at the applicable growth rate on the contract anniversary following Our receipt of your completed election form. In order to obtain the benefit of the Income Protector you may not begin the Income Phase for at least ten years following your election. You may not elect this Program if the required waiting period before beginning the Income Phase would occur later than your latest annuity date.

The current options offered are:

                                    FEE AS A % OF
                                     YOUR INCOME     WAITING
                      GROWTH RATE*  BENEFIT BASE     PERIOD*
---------------------------------------------------------------
Income Protector Plus      6%           0.45%       10 years
---------------------------------------------------------------

* If you elect the feature on a subsequent anniversary, the Growth Rates, Fees, and/or Waiting Period may be different.

RE-SET OF YOUR INCOME PROTECTOR BENEFIT

  RE-SET

You may also have the opportunity to "Re-Set" your Income Benefit Base. The Re-Set feature allows you to increase your Income Benefit Base to the amount of your contract value on your next contract anniversary. You can only Re-Set within the 30 days before your next contract anniversary. The waiting period before you can begin the Income Phase will be determined based on the offerings available for your elected level of protection at the time your make an election to Re-Set. In addition, the Income Protector fee will be charged as a percentage of your re-set Income Benefit Base. You may not elect to Re-Set if the required waiting period before beginning the Income Phase would occur later than your latest annuity date.

For more information on how to Re-Set your Income Protector benefit, please contact your financial representative or Our Annuity Service Center.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the 10th or later contract anniversary following the effective date of your Income Protector participation, Re-Set or Step-Up.

The contract anniversary of, or prior to, your election to begin receiving annuity payments is your Income Benefit Date. This is the date as of which We calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement income. To arrive at the minimum guaranteed retirement income available to you We apply the annuity rates stated in your Income Protector Endorsement for the annuity option you select to your final Income Benefit Base. You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The annuity options available when using the Income Protector Program to receive your fixed retirement income are:

     - Life Annuity with 10 Year Period Certain, or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin receiving annuity payments, We will calculate your annual income using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector will be different. You will receive whichever provides a greater stream of income. If you annuitize using the Income Protector your income payments will be fixed in amount. You are not required to use the Income Protector to receive income payments. However, we will not refund fees paid for the Income Protector if you annuitize under the general provisions of your contract. In addition, if applicable, a surrender charge will apply if you take income under the Income Protector feature. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

If you elect the Income Protector, We charge an annual fee, as follows:

                                FEE AS A % OF YOUR
                                INCOME BENEFIT BASE
-------------------------------------------------------------
Income Protector Plus                  0.45%
-------------------------------------------------------------

If you elect the feature on a subsequent anniversary, the Fees may be different.

We deduct the annual fee from your actual contract value. If your contract is issued with the Income Protector program we begin deducting the annual fee on your first contract anniversary. If you elect the feature it at some later date, we begin deducting the annual fee on the contract anniversary following the date on which your participation in the program becomes effective. Upon a Re-Set of your Income Protector feature, the fee will be charged upon your Re-Set Income Benefit Base and may be a higher fee depending upon the then-current offerings.

It is important to note that once you elect the Income Protector feature you may not cancel your election. We will deduct the charge from your contract value on every contract anniversary up to and including your Income Benefit Date. We will not assess the annual fee if you surrender or annuitize before the next contract anniversary.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

You may wish to consult your tax advisor for information concerning your particular circumstances. APPENDIX D PROVIDES EXAMPLES OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

If you elect Capital Protector or Polaris Income Rewards, you may not elect to participate in the Income Protector program.

----------------------------------------------------------------
----------------------------------------------------------------
                                  DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, We pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefit options described below. Once selected, you can not change your death benefit option. You should discuss the available options with your financial advisor to determine which option is best for you.

We will not pay a Deferred Payment Enhancement on a Purchase Payment if you die before the corresponding Deferred Payment Enhancement Date. SEE POLARIS REWARDS PROGRAM ABOVE.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We calculate and pay the death benefit when We receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1.  a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4.  any other proof satisfactory to Us.

If a Beneficiary does not elect a specific form of payout within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

The death benefit may be paid immediately in the form of a lump sum payment or paid under one of the available Income Options. PLEASE SEE INCOME OPTIONS BELOW. A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

  EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. Under the Extended Legacy program, a Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract as detailed in the Death Claim Form. Please see your financial representative for additional information.

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the five-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

For information regarding how these payments are treated for tax purposes, consult your tax advisor regarding tax implications and your particular circumstances.

     DEFINED TERMS

The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, We determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, We determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations. If you elect to participate in the Polaris Rewards program, any Payment Enhancement(s) are not considered Purchase Payments.

The term "withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

IF YOU PURCHASED YOUR CONTRACT ON OR ABOUT JUNE 1, 2004, SUBJECT TO STATE AVAILABILITY, THE FOLLOWING DEATH BENEFIT PROVISIONS APPLY:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

     1.  Contract value; or

     2. Net Purchase Payments, compounded at up to 3% annual growth rate to the earlier of the 75th birthday or the date of death plus Net Purchase Payments received after the 75th birthday but prior to the 86th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus Net Purchase Payments received between the seventh contract anniversary but prior to the 86th birthday.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1.  Contract value; or

     2.  Net Purchase Payments received prior to your 86th birthday; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary plus any Purchase Payments since that anniversary but prior to your 86th birthday; and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1.  Contract value; or

     2.  The lesser of:

          a.  Net Purchase Payments received prior to your 86th birthday; or

          b.  125% of Contract Value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life Insurance Company to the same owner are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

IF YOU PURCHASED YOUR CONTRACT BETWEEN OCTOBER 24, 2001 AND ON OR ABOUT MAY 31, 2004, THE FOLLOWING DEATH BENEFIT PROVISIONS APPLY:

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. the contract value at the time We receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time We receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The death benefit options on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

ESTATEPLUS
The EstatePlus benefit if elected may increase the death benefit amount. If you have earnings in your contract at the time of death, We will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Amount"), to the death benefit payable. The contract year of your death will determine the EstatePlus percentage and the Maximum EstatePlus percentage.

The table below provides the details if you are age 69 or younger at the time We issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE         ESTATEPLUS AMOUNT
-------------------------------------------------------------
 Years 0 - 4       25% of Earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5 - 9       40% of Earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of Earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthdays at the time We issue your contract the table below shows the available EstatePlus benefit:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE         ESTATEPLUS AMOUNT
-------------------------------------------------------------
 All Contract      25% of Earnings      40% of Net Purchase
   Years                                Payments*
-------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Amount calculations.

We may offer different levels of this benefit based on the number of years you hold your contract and/or your age at the time of issue.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a 0.25% fee for EstatePlus. On a daily basis We deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

EstatePlus is not available if you are age 81 or older at the time We issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not payable after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS ON BELOW.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. See your financial representative for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios or MVA fixed accounts, they will be subject to investment risk as was the original owner.

Upon a spouse's continuation of the contract, We will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date We receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to Us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix C. SEE APPENDIX C FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATIONS FOLLOWING A SPOUSAL CONTINUATION.


Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the latest Annuity Date, no EstatePlus benefit will be payable. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX C FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that We charge less than the amounts described below.

ANNUAL SEPARATE ACCOUNT EXPENSES

The Company deducts Annual Separate Account Expenses in the amount of 1.52%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of Our expenses, We will pay the difference. Likewise, if these charges exceed Our expenses, We will keep the difference. The Annual Separate Account Expenses are expected to result in a profit. Profit may be used for any legitimate cost or expense including distribution, depending upon market conditions.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ABOVE. If you take money out in excess of the free withdrawal amount, you may incur a withdrawal charge. You may also incur a withdrawal charge upon a full surrender.

We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, or 9 years if you elected to participate in the Polaris Rewards Program, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract. The two withdrawal charge schedules are as follows:

WITHDRAWAL CHARGE WITHOUT THE POLARIS REWARDS PROGRAM (SCHEDULE A)

-----------------------------------------------------------------------------------------
      YEAR           1        2        3        4        5        6        7        8+
-----------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
-----------------------------------------------------------------------------------------

WITHDRAWAL CHARGE WITH THE POLARIS REWARDS PROGRAM (SCHEDULE B)

-----------------------------------------------------------------------------------------------------------
      YEAR           1        2        3        4        5        6        7        8        9       10+
-----------------------------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              9%       9%       8%       7%       6%       5%       4%       3%       2%       0%
-----------------------------------------------------------------------------------------------------------

When calculating the withdrawal charge, We treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

These higher potential withdrawal charges may compensate Us for the expenses associated with the Polaris Rewards Program.

The Polaris Rewards feature of this contract is designed to reward long term investing. We expect that if you remain committed to this investment over the long term, We will profit as a result of fees charged over the life of your contract. However, neither the mortality and expense fees, distribution expenses, contract administration fee nor the investment management fees are higher on the Polaris Rewards version, than the contract without an election of the bonus feature.

Whenever possible, We deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, We deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase, except when you elect to receive income payments using the Income Protector feature. If you elect to receive income payments using the Income Protector feature, We assess the entire withdrawal charge applicable to Purchase Payments remaining in your contract when calculating your income benefit base. SEE INCOME OPTIONS BELOW.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

INVESTMENT CHARGES

  INVESTMENT MANAGEMENT FEES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES ABOVE illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts.

  SERVICE FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust ("SAST"), under the distribution plan which is applicable to all class of shares, recaptured brokerage commissions will be used to make payments to AIG SunAmerica Capital Services, Inc., the SAST Distributor, to pay for various distribution activities on behalf of the SAST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.

In addition, the 0.15% and 0.25% fee applicable to Class B of the Anchor Series Trust and the Class II shares of the Van Kampen Life Investment Trust, respectively, is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Investment Charges, refer to the prospectuses for the American Funds Insurance Series, Anchor Series Trust, SunAmerica Series Trust and/or the Van Kampen Life Investment Trust.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, We subtract a contract maintenance fee from your account once per year. This charge compensates Us for the cost of contract administration. We deduct the $35 contract maintenance fee ($30 in North Dakota) from your account value on your contract anniversary. If you withdraw your entire contract value, We deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, We will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE

Generally, We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ABOVE.

OPTIONAL POLARIS INCOME REWARDS FEE

The annualized Polaris Income Rewards fee is calculated as a percentage of your Withdrawal Benefit Base. The fee will be assessed and deducted periodically from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon the termination of the benefit. If your contract falls to zero before the benefit has been terminated, the fee will no longer be assessed.

TIME ELAPSED SINCE
BENEFIT EFFECTIVE DATE                                     ANNUALIZED FEE
----------------------                                     --------------
 0-7 years                                                     0.65%
 8+ years                                                      0.45%

OPTIONAL CAPITAL PROTECTOR FEE

The fee for the Capital Protector feature is as follows:

CONTRACT YEAR                                           ANNUALIZED CHARGE *
-------------                                           -------------------
 0-7                                                           0.50%
 8-10                                                          0.25%
 11+                                                            none

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

OPTIONAL ESTATEPLUS FEE

We charge 0.25% for the EstatePlus feature. On a daily basis we deduct this charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTIONAL INCOME PROTECTOR FEE

The Income Protector fee is as follows:

GROWTH RATE                            ANNUALIZE CHARGE
-----------                            ----------------
Plus 6%.............................         0.45%

The fee is deducted annually from your contract value. The Income Base Benefit is generally calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding Purchase Payments made since the prior contract anniversary, less proportional withdrawals, and fees and charges applied to the withdrawals.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract ranging from 0% to 3.5%. We deduct from your contract these premium tax charges. Currently, We deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, We may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.
INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower Our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, We may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria We evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between Us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that Our expenses will be reduced; and/or any other factors that We believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

----------------------------------------------------------------
----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, We use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

If you switch to the Income Phase prior to a Deferred Payment Enhancement Date, We will not allocate the corresponding Deferred Payment Enhancement to your contract. SEE POLARIS REWARDS PROGRAM ABOVE.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later (latest Annuity Date). If you do not choose an Annuity Date, your income payments will automatically begin on this date.

Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

Currently, this Contract offers five income options unless you chose to take income under the Income Protector feature (see below). Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, We pay according to Option 3 for a period of 10 years.

We base Our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify Us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, We will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD
This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

For information regarding Income Option's using the Income Protector feature, please see below. Please read the Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, AIG SunAmerica Life guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct Us to send you a check or to have the payments directly deposited into your bank account. If state law allows, We distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, We may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin; and

     - the value of your contract in the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                      TAXES
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NOTE:  THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND
GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS -- NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS -- QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(B) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you separate from service from the employer sponsoring the plan. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

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                                   PERFORMANCE
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We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When We advertise performance for periods prior to the date the contracts were first issued, We derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the subaccount was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

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                                OTHER INFORMATION
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AIG SUNAMERICA LIFE

AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corp., and the AIG Advisors Group, Inc. (comprising six wholly owned broker-dealers and two investment advisors), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.

THE SEPARATE ACCOUNT

AIG SunAmerica Life established Variable Separate Account ("Separate Account"), under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of AIG SunAmerica Life.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

  PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission, only, that may be up to a maximum 8% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We (or our affiliates) may pay broker-dealers or permitted third parties cash or non-cash compensation, including reimbursement of expenses incurred in connection with the sale of these contracts. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management or longevity of assets invested with us. For example, we may pay additional amounts in connection with contracts that remain invested with us for a particular period of time. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. Promotional incentives may change at any time.

We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract. Certain compensation payments may increase our cost of doing business in a particular firm and may result in higher contractual fees and charges if you purchase your contract through such a firm. See EXPENSES above.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

  PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans, we may receive compensation of up to 0.50% from the investment advisers, subadvisers or their affiliates of certain of the underlying Trusts and/or portfolios for services related to the availability of the underlying portfolios in the contract.

Furthermore, certain advisers and/or subadvisers may offset the costs we incur for training to support sales of the underlying funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact Our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, We send confirmations immediately. It is your responsibility to review these documents carefully and notify Us of any inaccuracies immediately. We investigate all inquiries. To the extent that We believe We made an error, We retroactively adjust your contract, provided you notify Us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments We deem warranted are made as of the time We receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets nor are they material with respect to the Separate Account.

OWNERSHIP

The Polaris Protector Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that We issue it directly to the owner.

INDEPENDENT ACCOUNTANTS

The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 and financial statements of Variable Separate Account at December 31, 2003 and for each of the two years in the period ended December 31, 2003, are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.
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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to Us at Our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are tabulated below.

Separate Account..............................     3
General Account...............................     3
Performance Data..............................     4
Income Payments...............................     8
Income Protector..............................     8
Annuity Unit Values...........................     8
Death Benefit Options for Contracts Issued
  Before October 24, 2001.....................    11
Taxes.........................................    12
Distribution of Contracts.....................    17
Financial Statements..........................    17

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             POLARIS PROTECTOR - APPENDIX A - CONDENSED FINANCIALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    FISCAL YEAR       FISCAL YEAR
                                                                 INCEPTION TO         ENDING            ENDING
                         PORTFOLIOS                                12/31/01          12/31/02          12/31/03
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
  Capital Appreciation (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $35.378        (a) $33.909       (a) $25.789
                                                               (b) $35.378        (b) $33.891       (b) $25.714
        Ending AUV..........................................   (a) $33.909        (a) $25.789       (a) $33.545
                                                               (b) $33.891        (b) $25.714       (b) $33.362
        Ending Number of AUs................................   (a) 57,357         (a) 411,825       (a) 1,002,274
                                                               (b) 40,519         (b) 126,035       (b) 182,069
-------------------------------------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $14.915        (a) $15.323       (a) $16.470
                                                               (b) $14.915        (b) $15.319       (b) $16.426
        Ending AUV..........................................   (a) $15.323        (a) $16.470       (a) $16.606
                                                               (b) $15.319        (b) $16.426       (b) $16.519
        Ending Number of AUs................................   (a) 182,387        (a) 1,104,013     (a) 3,006,271
                                                               (b) 55,393         (b) 293,673       (b) 422,912
-------------------------------------------------------------------------------------------------------------------
  Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $27.961        (a) $27.233       (a) $20.847
                                                               (b) $27.961        (b) $27.215       (b) $20.781
        Ending AUV..........................................   (a) $27.233        (a) $20.847       (a) $26.637
                                                               (b) $27.215        (b) $20.781       (b) $26.486
        Ending Number of AUs................................   (a) 95,475         (a) 407,920       (a) 1,049,425
                                                               (b) 33,517         (b) 135,685       (b) 207,688
-------------------------------------------------------------------------------------------------------------------
  Natural Resources (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $14.651        (a) $14.352       (a) $15.297
                                                               (b) $14.651        (b) $14.309       (b) $15.213
        Ending AUV..........................................   (a) $14.352        (a) $15.297       (a) $22.221
                                                               (b) $14.309        (b) $15.213       (b) $22.044
        Ending Number of AUs................................   (a) 6,723          (a) 76,250        (a) 174,706
                                                               (b) 7,978          (b) 27,269        (b) 35,442
-------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $15.970        (a) $13.627       (a) $10.091
                                                               (b) $15.970        (b) $13.621       (b) $10.062
        Ending AUV..........................................   (a) $13.627        (a) $10.091       (a) $12.750
                                                               (b) $13.621        (b) $10.062       (b) $12.680
        Ending Number of AUs................................   (a) 24,470         (a) 108,313       (a) 281,937
                                                               (b) 8,317          (b) 28,071        (b) 36,212
-------------------------------------------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $32.786        (a) $32.462       (a) $21.935
                                                               (b) $32.786        (b) $32.395       (b) $21.836
        Ending AUV..........................................   (a) $32.462        (a) $21.935       (a) $27.140
                                                               (b) $32.395        (b) $21.836       (b) $26.949
        Ending Number of AUs................................   (a) 69,203         (a) 356,812       (a) 800,815
                                                               (b) 41,761         (b) 114,562       (b) 156,024
-------------------------------------------------------------------------------------------------------------------
  Asset Allocation (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $18.647        (a) $18.608       (a) $16.920
                                                               (b) $18.647        (b) $18.608       (b) $16.878
        Ending AUV..........................................   (a) $18.608        (a) $16.920       (a) $20.478
                                                               (b) $18.608        (b) $16.878       (b) $20.377
        Ending Number of AUs................................   (a) 12,080         (a) 139,639       (a) 329,270
                                                               (b) 17,628         (b) 93,143        (b) 114,393
-------------------------------------------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $7.199         (a) $6.701        (a) $4.662
                                                               (b) $7.199         (b) $6.695        (b) $4.647
        Ending AUV..........................................   (a) $6.701         (a) $4.662        (a) $5.778
                                                               (b) $6.695         (b) $4.647        (b) $5.744
        Ending Number of AUs................................   (a) 45,266         (a) 444,444       (a) 957,272
                                                               (b) 10,628         (b) 88,552        (b) 177,855
-------------------------------------------------------------------------------------------------------------------
  Cash Management (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $12.987        (a) $13.058       (a) $13.015
                                                               (b) $12.987        (b) $13.065       (b) $12.989
        Ending AUV..........................................   (a) $13.058        (a) $13.015       (a) $12.886
                                                               (b) $13.065        (b) $12.989       (b) $12.828
        Ending Number of AUs................................   (a) 87,024         (a) 759,591       (a) 1,669,439
                                                               (b) 27,659         (b) 119,357       (b) 267,647
-------------------------------------------------------------------------------------------------------------------
  Corporate Bond (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $13.663        (a) $13.972       (a) $14.765
                                                               (b) $13.663        (b) $13.952       (b) $14.707
        Ending AUV..........................................   (a) $13.972        (a) $14.765       (a) $16.255
                                                               (b) $13.952        (b) $14.707       (b) $16.151
        Ending Number of AUs................................   (a) 84,809         (a) 495,428       (a) 1,006,283
                                                               (b) 30,474         (b) 105,488       (b) 166,674
-------------------------------------------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                                    FISCAL YEAR       FISCAL YEAR
                                                                 INCEPTION TO         ENDING            ENDING
                         PORTFOLIOS                                12/31/01          12/31/02          12/31/03
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $27.129        (a) $26.207       (a) $21.459
                                                               (b) $27.129        (b) $26.174       (b) $21.378
        Ending AUV..........................................   (a) $26.207        (a) $21.459       (a) $28.093
                                                               (b) $26.174        (b) $21.378       (b) $27.918
        Ending Number of AUs................................   (a) 140,690        (a) 916,367       (a) 2,021,684
                                                               (b) 88,681         (b) 280,682       (b) 376,849
-------------------------------------------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $9.376         (a) $9.703        (a) $8.916
                                                               (b) $9.376         (b) $9.680        (b) $8.875
        Ending AUV..........................................   (a) $9.703         (a) $8.916        (a) $10.525
                                                               (b) $9.680         (b) $8.875        (b) $10.450
        Ending Number of AUs................................   (a) 34,535         (a) 303,241       (a) 912,254
                                                               (b) 43,315         (b) 191,173       (b) 197,356
-------------------------------------------------------------------------------------------------------------------
  Emerging Market (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $6.428         (a) $6.535        (a) $5.967
                                                               (b) $6.428         (b) $6.530        (b) $5.949
        Ending AUV..........................................   (a) $6.535         (a) $5.967        (a) $8.956
                                                               (b) $6.530         (b) $5.949        (b) $8.907
        Ending Number of AUs................................   (a) 16,167         (a) 118,745       (a) 272,246
                                                               (b) 4,402          (b) 36,235        (b) 73,058
-------------------------------------------------------------------------------------------------------------------
  Federated American Leaders (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $16.876        (a) $16.380       (a) $12.924
                                                               (b) $16.876        (b) $16.377       (b) $12.889
        Ending AUV..........................................   (a) $16.380        (a) $12.924       (a) $16.215
                                                               (b) $16.377        (b) $12.889       (b) $16.131
        Ending Number of AUs................................   (a) 42,438         (a) 248,336       (a) 359,761
                                                               (b) 27,106         (b) 98,980        (b) 104,359
-------------------------------------------------------------------------------------------------------------------
  Foreign Value (Inception Date - 08/01/02)
        Beginning AUV.......................................       --             (a) $10.000       (a) $9.405
                                                                   --             (b) $10.000       (b) $9.392
        Ending AUV..........................................       --             (a) $9.405        (a) $12.469
                                                                   --             (b) $9.392        (b) $12.420
        Ending Number of AUs................................       --             (a) 128,664       (a) 1,726,235
                                                                   --             (b) 20,374        (b) 162,932
-------------------------------------------------------------------------------------------------------------------
  Global Bond (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $15.461        (a) $15.662       (a) $16.321
                                                               (b) $15.461        (b) $15.648       (b) $16.264
        Ending AUV..........................................   (a) $15.662        (a) $16.321       (a) $16.621
                                                               (b) $15.648        (b) $16.264       (b) $16.523
        Ending Number of AUs................................   (a) 18,266         (a) 82,945        (a) 253,367
                                                               (b) 6,241          (b) 20,260        (b) 35,142
-------------------------------------------------------------------------------------------------------------------
  Global Equities (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $17.986        (a) $17.477       (a) $12.570
                                                               (b) $17.986        (b) $17.447       (b) $12.518
        Ending AUV..........................................   (a) $17.477        (a) $12.570       (a) $15.638
                                                               (b) $17.447        (b) $12.518       (b) $15.535
        Ending Number of AUs................................   (a) 17,274         (a) 115,049       (a) 190,930
                                                               (b) 17,126         (b) 44,507        (b) 48,308
-------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $8.100         (a) $7.171        (a) $5.072
                                                               (b) $8.100         (b) $7.168        (b) $5.057
        Ending AUV..........................................   (a) $7.171         (a) $5.072        (a) $6.247
                                                               (b) $7.168         (b) $5.057        (b) $6.212
        Ending Number of AUs................................   (a) 56,741         (a) 227,765       (a) 422,614
                                                               (b) 18,651         (b) 65,369        (b) 76,646
-------------------------------------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $28.878        (a) $26.800       (a) $20.783
                                                               (b) $28.878        (b) $26.794       (b) $20.726
        Ending AUV..........................................   (a) $26.800        (a) $20.783       (a) $25.679
                                                               (b) $26.794        (b) $20.726       (b) $25.545
        Ending Number of AUs................................   (a) 58,446         (a) 232,737       (a) 370,888
                                                               (b) 22,034         (b) 83,192        (b) 100,799
-------------------------------------------------------------------------------------------------------------------
  Growth Opportunities (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $6.256         (a) $5.813        (a) $3.443
                                                               (b) $6.256         (b) $5.804        (b) $3.426
        Ending AUV..........................................   (a) $5.813         (a) $3.443        (a) $4.570
                                                               (b) $5.804         (b) $3.426        (b) $4.537
        Ending Number of AUs................................   (a) 11,133         (a) 139,519       (a) 444,429
                                                               (b) 2,227          (b) 58,604        (b) 86,201
-------------------------------------------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                                    FISCAL YEAR       FISCAL YEAR
                                                                 INCEPTION TO         ENDING            ENDING
                         PORTFOLIOS                                12/31/01          12/31/02          12/31/03
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
  High-Yield Bond (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $13.172        (a) $12.506       (a) $11.584
                                                               (b) $13.172        (b) $12.495       (b) $11.546
        Ending AUV..........................................   (a) $12.506        (a) $11.584       (a) $14.990
                                                               (b) $12.495        (b) $11.546       (b) $14.901
        Ending Number of AUs................................   (a) 28,392         (a) 276,498       (a) 1,024,507
                                                               (b) 24,531         (b) 88,751        (b) 149,914
-------------------------------------------------------------------------------------------------------------------
  International Diversified Equities (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $11.125        (a) $10.216       (a) $7.171
                                                               (b) $11.125        (b) $10.168       (b) $7.139
        Ending AUV..........................................   (a) $10.216        (a) $7.171        (a) $9.290
                                                               (b) $10.168        (b) $7.139        (b) $9.228
        Ending Number of AUs................................   (a) 31,777         (a) 255,409       (a) 1,604,946
                                                               (b) 9,019          (b) 63,592        (b) 176,119
-------------------------------------------------------------------------------------------------------------------
  International Growth & Income (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $11.372        (a) $10.751       (a) $8.363
                                                               (b) $11.372        (b) $10.746       (b) $8.342
        Ending AUV..........................................   (a) $10.751        (a) $8.363        (a) $11.262
                                                               (b) $10.746        (b) $8.342        (b) $11.205
        Ending Number of AUs................................   (a) 55,380         (a) 412,663       (a) 810,321
                                                               (b) 13,292         (b) 69,373        (b) 103,557
-------------------------------------------------------------------------------------------------------------------
  Marsico Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $8.889         (a) $8.515        (a) $7.430
                                                               (b) $8.889         (b) $8.519        (b) $7.416
        Ending AUV..........................................   (a) $8.515         (a) $7.430        (a) $9.516
                                                               (b) $8.519         (b) $7.416        (b) $9.474
        Ending Number of AUs................................   (a) 32,122         (a) 546,873       (a) 1,857,877
                                                               (b) 29,102         (b) 109,334       (b) 313,015
-------------------------------------------------------------------------------------------------------------------
  MFS Massachusetts Investors Trust (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $20.217        (a) $19.217       (a) $14.933
                                                               (b) $20.217        (b) $19.204       (b) $14.886
        Ending AUV..........................................   (a) $19.217        (a) $14.933       (a) $17.988
                                                               (b) $19.204        (b) $14.886       (b) $17.887
        Ending Number of AUs................................   (a) 44,800         (a) 232,656       (a) 533,410
                                                               (b) 18,861         (b) 61,081        (b) 90,081
-------------------------------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $15.227        (a) $13.408       (a) $6.966
                                                               (b) $15.227        (b) $13.395       (b) $6.942
        Ending AUV..........................................   (a) $13.408        (a) $6.966        (a) $9.402
                                                               (b) $13.395        (b) $6.942        (b) $9.346
        Ending Number of AUs................................   (a) 124,477        (a) 749,300       (a) 1,850,689
                                                               (b) 59,733         (b) 240,427       (b) 360,746
-------------------------------------------------------------------------------------------------------------------
  MFS Total Return (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $21.154        (a) $21.220       (a) $19.857
                                                               (b) $21.154        (b) $21.203       (b) $19.791
        Ending AUV..........................................   (a) $21.220        (a) $19.857       (a) $22.822
                                                               (b) $21.203        (b) $19.791       (b) $22.689
        Ending Number of AUs................................   (a) 176,345        (a) 1,128,163     (a) 2,122,567
                                                               (b) 60,404         (b) 255,045       (b) 305,095
-------------------------------------------------------------------------------------------------------------------
  Putnam Growth: Voyager (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $21.065        (a) $19.070       (a) $13.792
                                                               (b) $21.065        (b) $19.066       (b) $13.755
        Ending AUV..........................................   (a) $19.070        (a) $13.792       (a) $16.822
                                                               (b) $19.066        (b) $13.755       (b) $16.735
        Ending Number of AUs................................   (a) 29,656         (a) 141,320       (a) 217,609
                                                               (b) 13,984         (b) 33,957        (b) 32,284
-------------------------------------------------------------------------------------------------------------------
  Real Estate (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $11.241        (a) $11.340       (a) $11.843
                                                               (b) $11.241        (b) $11.318       (b) $11.792
        Ending AUV..........................................   (a) $11.340        (a) $11.843       (a) $16.072
                                                               (b) $11.318        (b) $11.792       (b) $15.964
        Ending Number of AUs................................   (a) 8,714          (a) 141,718       (a) 397,561
                                                               (b) 5,515          (b) 43,008        (b) 73,741
-------------------------------------------------------------------------------------------------------------------
  Small and Mid Cap Value (Inception Date - 8/1/02)
        Beginning AUV.......................................       --             (a) $10.000       (a) $10.120
                                                                   --             (b) $10.000       (b) $10.107
        Ending AUV..........................................       --             (a) $10.120       (a) $13.599
                                                                   --             (b) $10.107       (b) $13.549
        Ending Number of AUs................................       --             (a) 130,241       (a) 1,108,911
                                                                   --             (b) 34,296        (b) 129,075
-------------------------------------------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                                    FISCAL YEAR       FISCAL YEAR
                                                                 INCEPTION TO         ENDING            ENDING
                         PORTFOLIOS                                12/31/01          12/31/02          12/31/03
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $15.626        (a) $15.005       (a) $12.518
                                                               (b) $15.626        (b) $15.005       (b) $12.486
        Ending AUV..........................................   (a) $15.005        (a) $12.518       (a) $14.172
                                                               (b) $15.005        (b) $12.486       (b) $14.100
        Ending Number of AUs................................   (a) 21,847         (a) 213,983       (a) 409,060
                                                               (b) 8,873          (b) 70,328        (b) 87,959
-------------------------------------------------------------------------------------------------------------------
  Technology (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $4.018         (a) $3.450        (a) $1.718
                                                               (b) $4.018         (b) $3.451        (b) $1.715
        Ending AUV..........................................   (a) $3.450         (a) $1.718        (a) $2.548
                                                               (b) $3.451         (b) $1.715        (b) $2.536
        Ending Number of AUs................................   (a) 96,029         (a) 492,985       (a) 1,412,247
                                                               (b) 26,355         (b) 123,296       (b) 364,829
-------------------------------------------------------------------------------------------------------------------
  Telecom Utility (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $12.848        (a) $11.507       (a) $8.627
                                                               (b) $12.848        (b) $11.516       (b) $8.613
        Ending AUV..........................................   (a) $11.507        (a) $8.627        (a) $10.077
                                                               (b) $11.516        (b) $8.613        (b) $10.035
        Ending Number of AUs................................   (a) 22,050         (a) 56,939        (a) 95,511
                                                               (b) 12,265         (b) 26,641        (b) 36,357
-------------------------------------------------------------------------------------------------------------------
  Worldwide High Income (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $14.490        (a) $14.301       (a) $13.999
                                                               (b) $14.490        (b) $14.287       (b) $13.949
        Ending AUV..........................................   (a) $14.301        (a) $13.999       (a) $17.339
                                                               (b) $14.287        (b) $13.949       (b) $17.234
        Ending Number of AUs................................   (a) 6,503          (a) 35,156        (a) 168,672
                                                               (b) 1,845          (b) 6,592         (b) 12,122
-------------------------------------------------------------------------------------------------------------------
  American Funds Insurance Series - Global Growth (Inception
    Date - 07/28/03)
        Beginning AUV.......................................       --                 --            (a) $12.479
                                                                   --                 --            (b) $12.447
        Ending AUV..........................................       --                 --            (a) $14.590
                                                                   --                 --            (b) $14.537
        Ending Number of AUs................................       --                 --            (a) 226,548
                                                                   --                 --            (b) 23,594
-------------------------------------------------------------------------------------------------------------------
  American Funds Insurance Series - Growth (Inception
    Date - 07/28/03)
        Beginning AUV.......................................       --                 --            (a) $13.167
                                                                   --                 --            (b) $13.139
        Ending AUV..........................................       --                 --            (a) $14.667
                                                                   --                 --            (b) $14.621
        Ending Number of AUs................................       --                 --            (a) 490,066
                                                                   --                 --            (b) 34,304
-------------------------------------------------------------------------------------------------------------------
  American Funds Insurance Series - Growth - Income (Inception
    Date - 07/28/03)
        Beginning AUV.......................................       --                 --            (a) $12.590
                                                                   --                 --            (b) $12.560
        Ending AUV..........................................       --                 --            (a) $14.197
                                                                   --                 --            (b) $14.148
        Ending Number of AUs................................       --                 --            (a) 578,250
                                                                   --                 --            (b) 45,865
-------------------------------------------------------------------------------------------------------------------
  Lord Abbett Series Fund Growth and Income (Inception
    Date - 08/01/02)
        Beginning AUV.......................................       --             (a) $10.000       (a) $8.180
                                                                   --             (b) $10.000       (b) $8.159
        Ending AUV..........................................       --             (a) $8.180        (a) $10.556
                                                                   --             (b) $8.159        (b) $10.503
        Ending Number of AUs................................       --             (a) 114,464       (a) 961,782
                                                                   --             (b) 17,790        (b) 84,978
-------------------------------------------------------------------------------------------------------------------
  Van Kampen LIT Comstock, Class II Shares (Inception
    Date - 11/05/01)
        Beginning AUV.......................................   (a) --             (a) $10.231       (a) $8.101
                                                               (b) $10.00         (b) $10.234       (b) $8.094
        Ending AUV..........................................   (a) --             (a) $8.101        (a) $10.434
                                                               (b) $10.234        (b) $8.094        (b) $10.399
        Ending Number of AUs................................   (a) --             (a) 351,589       (a) 1,211,030
                                                               (b) 6,865          (b) 101,386       (b) 137,517
-------------------------------------------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                                    FISCAL YEAR       FISCAL YEAR
                                                                 INCEPTION TO         ENDING            ENDING
                         PORTFOLIOS                                12/31/01          12/31/02          12/31/03
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares (Inception
Date - 01/10/02)
        Beginning AUV.......................................   (a) --             (a) $10.426       (a) $6.916
                                                               (b) --             (b) $10.437       (b) $6.906
        Ending AUV..........................................   (a) --             (a) $6.916        (a) $8.654
                                                               (b) --             (b) $6.906        (b) $8.619
        Ending Number of AUs................................   (a) --             (a) 158,923       (a) 474,097
                                                               (b) --             (b) 52,408        (b) 58,443
-------------------------------------------------------------------------------------------------------------------
  Van Kampen LIT Growth and Income, Class II Shares (Inception
    Date - 11/05/01)
        Beginning AUV.......................................   (a) --             (a) $10.533       (a) $8.826
                                                               (b) $10.00         (b) $10.537       (b) $8.820
        Ending AUV..........................................   (a) --             (a) $8.826        (a) $11.100
                                                               (b) $10.537        (b) $8.820        (b) $11.064
        Ending Number of AUs................................   (a) --             (a) 256,369       (a) 1,677,825
                                                               (b) 6,616          (b) 80,239        (b) 253,274
-------------------------------------------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA") AND FIXED ADVANTAGE 7 OPTION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Multi-year FAGPs may not be available if you purchased your contract on or after June 1, 2004. If you take money out of any available multi-year FAGP, before the end of the guarantee period, We make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA does not apply to any available one-year fixed account option. The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, We credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, We post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

The information in this Appendix applies only if you take money out of a FAGP with duration longer than 1-year before the end of the guarantee period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate We use a rate being offered by Us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, We determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is negative, We first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, We deduct the remainder from your withdrawal. Where the MVA is positive, We add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1
  where:

        I is the interest rate you are earning on the money invested in the FAGP;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the FAGP; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the FAGP.

        L is 0.005 (some states require a different value, see your Contract).

We do not assess a MVA against withdrawals from a FAGP under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     -   If a withdrawal is made to pay contract fees and charges;

     -   To pay a death benefit; and

     -   Upon beginning an income option, if occurring on the Latest Annuity
         Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the
Guarantee periods available or Surrender Charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a FAGP at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N = 18); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

     (4) You contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free look amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1
                  = [(1.05)/(1.04+0.005)]18/12 - 1
                  = (1.004785)(1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)](N/12) - 1
                  = [(1.05)/(1.06+0.005)](18/12) - 1
                  = (0.985915)(1.5) - 1
                  = 0.978948 - 1
                  = -0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (-0.021052) = -$84.21

$84.21 represents the negative MVA that will be deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(I+J+0.005)](N/12) - 1
                  = [(1.05)/(1.04+0.005)](18/12) - 1
                  = (1.004785)(1.5) - 1
                  = 1.007186 - 1
                  = +0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(I+J+0.005)](N/12) - 1
                  = [(1.05)/(1.06+0.005)](18/12) - 1
                  = (0.985915)(1.5) - 1
                  = 0.978948 - 1
                  =-0.021052

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (-0.021052) = -$79.16

$79.16 represents the negative MVA that would be deducted from the withdrawal.

FIXED ADVANTAGE 7 ACCOUNT OPTION

If you purchased your contract before May 3, 2004, Fixed Advantage 7 is an additional seven-year fixed account option available in your contract (if you have not elected to participate in the Principal Rewards program) and will generally offer a different interest rate than the other fixed account options in your contract. Only Purchase Payments made during the first 90 days following issuance of your contract can be invested in Fixed Advantage 7. If you inadvertently allocate any Purchase Payments to Fixed Advantage 7 after the first 90 days of your contract, We will automatically allocate those funds into the 1-year fixed account option until We receive further instruction from you. At the end of the 7-year guarantee period, the entire balance in Fixed Advantage 7 will be automatically transferred into the 1-year fixed account option unless We receive allocation instructions from you. These automatic transfers do not count against the number of free annual transfers.

You cannot transfer money out of Fixed Advantage 7 prior to the end of the 7-year guarantee period; however, you may elect to systematically transfer the interest earned in this account to other Variable Portfolios at any time either monthly, quarterly, semi-annually or annually. If you make a full or partial withdrawal from your contract, you will be subject to a market value adjustment on all funds invested in the multi-year fixed accounts including Fixed Advantage 7 and any applicable surrender charges. SEE MARKET VALUE ADJUSTMENT IN APPENDIX B.

You will not be subject to a market value adjustment if:

     (1) you systematically transfer interest earned to other Variable Portfolios as part of the DCA program;

     (2) a death benefit is paid;

     (3) any withdrawal is made to pay fees or charges; or

     (4) any amount automatically transferred at the end of the guarantee period.

FIXED ADVANTAGE 7 IS ONLY AVAILABLE IF YOU DO NOT ELECT TO PARTICIPATE IN THE PRINCIPAL REWARDS PROGRAM. IT MAY NOT BE AVAILABLE IN ALL STATES.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse as of the Continuation Date.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1. Purchase Payment Accumulation Option

          If the original owner of the contract elected Option 1, Purchase Payment Accumulation Option, and the Continuing Spouse is age 74 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or
          b. Contract value on the Continuation Date plus Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for any withdrawals and increased by any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday to the earlier of the Continuing Spouse's 86th birthday or date of death; or
          c. Contract value on the seventh contract anniversary (from the issue date of the original owner), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus any Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse's 86th birthday.

          If the Continuing Spouse is age 75-82 (75-80 if Polaris Rewards is elected) on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or
          b. Contract value on the Continuation Date plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or
          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 and Polaris Rewards is not elected on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or
          b. the lesser of:

             (1) Contract value on the Continuation Date plus Continuation Net
                 Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older (81 or older if Polaris Rewards is elected) as of the Continuation Date and the original owner of the contract elected the Purchase Payment Accumulation death benefit, the death benefit will be equal to the contract value.

     2. Maximum Anniversary Value Option

          If the original owner of the contract elected Option 2, Maximum Anniversary Option, and the Continuing Spouse is age 82 or younger (81 or older if Polaris Rewards is elected) on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or
          b. Contract value on the Continuation Date plus Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or
          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation

             Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, plus any Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 and Polaris Rewards is not elected on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or
          b. the lesser of:

             (3) Contract value on the Continuation Date plus any Continuation
                 Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

             (4) 125% of the contract value.

          If the Continuing Spouse is age 86 or older (81 or older if Polaris Rewards is elected) at the time of death, under the Maximum Anniversary death benefit, their Beneficiary will receive only the contract value.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued on or before May 31, 2004.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger and a Continuation Contribution is added, the table below shows the available EstatePlus benefit:

-------------------------------------------------------------------
 CONTRACT YEAR          ESTATEPLUS                 MAXIMUM
    OF DEATH            PERCENTAGE            ESTATEPLUS AMOUNT
-------------------------------------------------------------------
 Years (0-4)       25% of Earnings         40% of Continuation Net
                                           Purchase Payments
-------------------------------------------------------------------
 Years (5-9)       40% of Earnings         65% of Continuation Net
                                           Purchase Payments*
-------------------------------------------------------------------
 Years (10+)       50% of Earnings         75% of Continuation Net
                                           Purchase Payments*
-------------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between your 70th and 81st birthdays and a Continuation Contribution is added, table below shows the available EstatePlus benefit:

-------------------------------------------------------------------
 CONTRACT YEAR          ESTATEPLUS                 MAXIMUM
    OF DEATH            PERCENTAGE            ESTATEPLUS AMOUNT
-------------------------------------------------------------------
 All Contract      25% of Earnings         40% of Continuation Net
   Years                                   Purchase Payments*
-------------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum Estate Plus Percentage calculation.

If a Continuation Contribution is not added on the Continuation Date, the Continuing Spouse's age as of the original contract issue date is used to calculate the EstatePlus benefit, if any.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?
We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?
The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX D - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    FEATURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    POLARIS PROTECTOR INCOME PROTECTOR PLUS

This table assumes a $100,000 initial investment in a non-qualified contract with no further premiums, no withdrawals, no step-ups and no premium taxes; and the election of the optional 6% Income Protector Plus at contract issue.

--------------------------------------------------------------------------------------------
                     ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARY
  IF AT ISSUE                   10         11         12         15         19         20
    YOU ARE        1 - 9     (AGE 70)   (AGE 71)   (AGE 72)   (AGE 75)   (AGE 79)   (AGE 80)
--------------------------------------------------------------------------------------------
Male                   N/A     12,529     13,645     14,874     19,240     26,976     29,288
age 60*
--------------------------------------------------------------------------------------------
Female                 N/A     11,110     12,119     13,232     17,284     24,725     26,978
age 60*
--------------------------------------------------------------------------------------------
Male, Age 60           N/A      9,563     10,342     11,156     14,005     18,626     19,936
Female, Age 60**
--------------------------------------------------------------------------------------------

 * Life Annuity with 10 Year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector may not be available in your state. Please consult your financial adviser for information regarding availability of this program in your state.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX E - POLARIS REWARDS PROGRAM EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

I.  DEFERRED PAYMENT ENHANCEMENT

If you elect to participate in the Polaris Rewards Program at contract issue, We contribute at least 2% of each Purchase Payment to your contract for each Purchase Payment We receive as an Upfront Payment Enhancement. Any applicable Deferred Payment Enhancement is allocated to your contract on the corresponding Deferred Payment Enhancement Date and, if declared by the Company, is a percentage of your remaining Purchase Payment on the Deferred Payment Enhancement Date. Deferred Purchase Payment Enhancements are reduced proportionately by partial withdrawals of that Purchase Payment prior to the Deferred Payment Enhancement Date.

The examples that follow assume an initial Purchase Payment of $125,000 and that the Deferred Payment Enhancement is 1%.

For purposes of the example, the Deferred Payment Enhancement Date is the 9th anniversary of the Purchase Payment.

     EXAMPLE 1 -- NO WITHDRAWALS ARE MADE

The Upfront Payment Enhancement allocated to your contract is $2,500 (2% of $125,000).

On your 9th contract anniversary, the Deferred Payment Enhancement Date, your Deferred Payment Enhancement of $1,250 (1% of your remaining Purchase Payment or $125,000) will be allocated to your contract.

     EXAMPLE 2 -- WITHDRAWAL MADE PRIOR TO DEFERRED PAYMENT ENHANCEMENT DATE

As in Example 1, your Upfront Payment Enhancement is $2,500.

This example also assumes the following:

     1. Your contract value on your 5th contract anniversary is $190,000.

     2. You request a withdrawal of $75,000 on your 5th contract anniversary.

     3. No subsequent Purchase Payments have been made.

     4. No prior withdrawals have been taken.

     5. Funds are not allocated to any of the MVA Fixed Accounts.

On your 5th contract anniversary, your penalty-free earnings in the contract are $65,000 ($190,000 contract value less your $125,000 investment in the contract). Therefore, you are withdrawing $10,000 of your initial Purchase Payment. Your contract value will also be reduced by a $500 withdrawal charge on the $10,000 Purchase Payment (5% of $10,000). Your gross withdrawal is $75,500 of which $10,500 constitutes part of your Purchase Payment.

The withdrawal of $10,500 of your $125,000 Purchase Payment is a withdrawal of 8.4% of your Purchase Payment. Therefore, only 91.6%, or $114,500, of your initial Purchase Payment remains in your contract.

On your 9th contract anniversary, the Deferred Payment Enhancement Date, assuming no other transactions occur affecting the Purchase Payment, We allocate your Deferred Payment Enhancement of $1,145 (1% of your remaining Purchase Payment, $114,500) to your contract.

II.  90 DAY WINDOW

The following hypothetical examples assume that the Company is offering Upfront and Deferred Payment Enhancements in accordance with this chart at the time each Purchase Payment is received:

----------------------------------------------------------------------
                        UPFRONT      DEFERRED           DEFERRED
                        PAYMENT       PAYMENT           PAYMENT
                      ENHANCEMENT   ENHANCEMENT       ENHANCEMENT
 ENHANCEMENT LEVEL       RATE          RATE               DATE
----------------------------------------------------------------------
 Under $40,000             2%            0%       N/A
----------------------------------------------------------------------
 $40,000 - $99,999         4%            0%       N/A
----------------------------------------------------------------------
 $100,000 - $499,999       4%            1%       Nine years from the
                                                  date We receive each
                                                  Purchase Payment.
----------------------------------------------------------------------
 $500,000 - more           4%            2%       Nine years from the
                                                  date We receive each
                                                  Purchase Payment.
----------------------------------------------------------------------

Contracts issued with the Polaris Rewards feature after April 3, 2000, may be eligible for a "Look-Back Adjustment." As of the 90th day after your contract was issued, We will total your Purchase Payments remaining in your contract at that time, without considering any investment gain or loss in contract value on those Purchase Payments. If your total Purchase Payments bring you to an Enhancement Level which, as of the date We issued your contract, would have provided for a higher Upfront and/or Deferred Payment Enhancement Rate on each Purchase Payment, you will get the benefit of the Enhancement Rate(s) that were applicable to that higher Enhancement Level at the time your contract was issued.

This example assumes the following:

     1. Above Enhancement Levels, Rates and Dates throughout the first 90 days.

     2. No withdrawal in the first 90 days.

     3. Initial Purchase Payment of $35,000 on December 1, 2000.

     4. Subsequent Purchase Payment of $40,000 on January 15, 2001.

     5. Subsequent Purchase Payment of $25,000 on January 30, 2001.

     6. Subsequent Purchase Payment of $7,500 on February 12, 2001.

ENHANCEMENT AT THE TIME PURCHASE PAYMENTS ARE RECEIVED

----------------------------------------------------------------------------------
                                                                     DEFERRED
                         PURCHASE     UPFRONT      DEFERRED          PAYMENT
    DATE OF              PAYMENT      PAYMENT       PAYMENT        ENHANCEMENT
    PURCHASE PAYMENT      AMOUNT    ENHANCEMENT   ENHANCEMENT          DATE
----------------------------------------------------------------------------------
     December 1, 2000    $35,000         2%            0%              N/A
----------------------------------------------------------------------------------
     January 15, 2001    $40,000         4%            0%              N/A
----------------------------------------------------------------------------------
     January 30, 2001    $25,000         4%            1%        January 30, 2010
----------------------------------------------------------------------------------
     February 12, 2001   $ 7,500         4%            1%       February 12, 2010
----------------------------------------------------------------------------------

ENHANCEMENT ADJUSTMENTS ON THE 90TH DAY FOLLOWING CONTRACT ISSUE

The sum of all Purchase Payments made in the first 90 days of the contract equals $107,500. According to the Enhancement Levels in effect at the time this contract was issued, a $107,500 Purchase Payment would have received a 4% Upfront Payment Enhancement and a 1% Deferred Payment Enhancement. Under the 90 Day Window provision all Purchase Payments made within those first 90 days would receive the benefit of the parameters in place at the time the contract was issued, as if all of the Purchase Payments were received on the date of issue. Thus, the first two Purchase Payments would be adjusted on the 90th day following contract issue, as follows:

----------------------------------------------------------------------------------
                                                                     DEFERRED
                         PURCHASE     UPFRONT      DEFERRED          PAYMENT
    DATE OF              PAYMENT      PAYMENT       PAYMENT        ENHANCEMENT
    PURCHASE PAYMENT      AMOUNT    ENHANCEMENT   ENHANCEMENT          DATE
----------------------------------------------------------------------------------
     December 1, 2000    $35,000         4%            1%        December 1, 2009
----------------------------------------------------------------------------------
     January 15, 2001    $40,000         4%            1%        January 15, 2010
----------------------------------------------------------------------------------
     January 30, 2001    $25,000         4%            1%        January 30, 2010
----------------------------------------------------------------------------------
     February 12, 2001   $ 7,500         4%            1%       February 12, 2010
----------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Protector Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

Date:  ------------------------------  Signed:  ------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                            [POLARIS PROTECTOR LOGO]

                                   PROSPECTUS
                                  MAY 3, 2004

Please read this prospectus carefully         FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
before investing and keep it for                  issued by
future reference. It contains                 AIG SUNAMERICA LIFE ASSURANCE COMPANY
important information about the                   in connection with
Variable Annuity.                             VARIABLE SEPARATE ACCOUNT
                                              The annuity has several investment choices - both fixed account options and
To learn more about the annuity               Variable Portfolios listed below. The fixed account options may include
offered by this prospectus, you can           specified periods and DCA accounts. The Variable Portfolios are part of the
obtain a copy of the Statement of             American Funds Insurance Series ("AFIS"), Anchor Series Trust ("AST"),
Additional Information ("SAI") dated          SunAmerica Series Trust ("SAST"), Lord Abbett Series Fund, Inc. ("LASF")
May 3, 2004. The SAI has been filed           and the Van Kampen Life Investment Trust ("VKT") (collectively, the
with the Securities and Exchange              "Trusts").
Commission ("SEC") and is
incorporated by reference into this           STOCKS:
prospectus. The Table of Contents of              MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
the SAI appears at the end of this                  - Aggressive Growth Portfolio                                    SAST
prospectus. For a free copy of the                  - Blue Chip Growth Portfolio                                     SAST
SAI, call Us at (800) 445-SUN2 or                   - "Dogs" of Wall Street Portfolio*                               SAST
write to Us at Our Annuity Service                  - Growth Opportunities Portfolio                                 SAST
Center, P.O. Box 54299, Los Angeles,              MANAGED BY ALLIANCEBERNSTEIN
California 90054-0299.                              - Small & Mid Cap Value Portfolio                                SAST
                                                  MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
In addition, the SEC maintains a                    - Alliance Growth Portfolio                                      SAST
website (http://www.sec.gov) that                   - Global Equities Portfolio                                      SAST
contains the SAI, materials                         - Growth-Income Portfolio                                        SAST
incorporated by reference and other               MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
information filed electronically with               - American Funds Global Growth Portfolio                         AFIS
the SEC by AIG SunAmerica Life                      - American Funds Growth Portfolio                                AFIS
Assurance Company.                                  - American Funds Growth-Income Portfolio                         AFIS
                                                  MANAGED BY DAVIS ADVISORS
ANNUITIES INVOLVE RISKS, INCLUDING                  - Davis Venture Value Portfolio                                  SAST
POSSIBLE LOSS OF PRINCIPAL, AND ARE                 - Real Estate Portfolio                                          SAST
NOT A DEPOSIT OR OBLIGATION OF, OR                MANAGED BY FEDERATED EQUITY MANAGEMENT
GUARANTEED OR ENDORSED BY, ANY BANK.                - Federated American Leaders Portfolio*                          SAST
THEY ARE NOT FEDERALLY INSURED BY THE               - Telecom Utility Portfolio                                      SAST
FEDERAL DEPOSIT INSURANCE                         MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.
CORPORATION, THE FEDERAL RESERVE                    - Goldman Sachs Research Portfolio                               SAST
BOARD OR ANY OTHER AGENCY.                        MANAGED BY LORD, ABBETT & CO.
                                                    - Lord Abbett Series Fund Growth and Income Portfolio            LASF
                                                  MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
                                                    - Marsico Growth Portfolio                                       SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Massachusetts Investors Trust Portfolio                    SAST
                                                    - MFS Mid-Cap Growth Portfolio                                   SAST
                                                  MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
                                                    - Emerging Markets Portfolio                                     SAST
                                                    - International Growth and Income Portfolio                      SAST
                                                    - Putnam Growth: Voyager Portfolio                               SAST
                                                  MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
                                                    - Foreign Value Portfolio                                        SAST
                                                  MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT
                                                    - International Diversified Equities Portfolio                   SAST
                                                    - Technology Portfolio                                           SAST
                                                    - Van Kampen LIT Comstock Portfolio, Class II Shares*             VKT
                                                    - Van Kampen LIT Emerging Growth Portfolio, Class II Shares       VKT
                                                    - Van Kampen LIT Growth and Income Portfolio, Class II Shares     VKT
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
                                                    - Capital Appreciation Portfolio                                  AST
                                                    - Growth Portfolio                                                AST
                                                    - Natural Resources Portfolio                                     AST
                                              BALANCED:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORPORATION
                                                    - SunAmerica Balanced Portfolio                                  SAST
                                                  MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
                                                    - MFS Total Return Portfolio                                     SAST
                                                  MANAGED BY WM ADVISORS, INC
                                                    - Asset Allocation Portfolio                                      AST
                                              BONDS:
                                                  MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
                                                    - High-Yield Bond Portfolio                                      SAST
                                                  MANAGED BY FEDERATED INVESTMENT MANAGEMENT
                                                    - Corporate Bond Portfolio                                       SAST
                                                  MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INTERNATIONAL
                                                    - Global Bond Portfolio                                          SAST
                                                  MANAGED BY VAN KAMPEN
                                                    - Worldwide High Income Portfolio                                SAST
                                                  MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
                                                    - Government & Quality Bond Portfolio                             AST
                                              CASH:
                                                  MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
                                                    - Cash Management Portfolio                                      SAST
                                              * "Dogs" of Wall Street is an equity fund seeking total return. Federated
                                              American Leaders is an equity fund seeking growth of capital and income.
                                                Van Kampen LIT Comstock is an equity fund seeking capital growth and income.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR
     ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS
                              A CRIMINAL OFFENSE.

----------------------------------------------------------------
----------------------------------------------------------------
                INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE
----------------------------------------------------------------
----------------------------------------------------------------

AIG SunAmerica Life's Annual Report on Form 10-K for the year ended December 31, 2003, File No. 033-47472, is incorporated herein by reference.

All documents or reports filed by AIG SunAmerica Life under Section 13(a), 13(c), 14 or 15(d) of the Securities Exchange Act of 1934, as amended (the "Exchange Act") after the effective date of this prospectus are also incorporated by reference. Statements contained in this prospectus and subsequently filed documents which are incorporated by reference or deemed to be incorporated by reference are deemed to modify or supercede documents incorporated by reference.

AIG SunAmerica Life files its Exchange Act documents and reports, including its annual and quarterly reports on Form 10-K and Form 10-Q, electronically pursuant to EDGAR under CIK No. 0000006342 (File No. 811-21039).

AIG SunAmerica Life is subject to the informational requirements of the Securities and Exchange Act of 1934 (as amended). We file reports and other information with the SEC to meet those requirements. You can inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
450 Fifth Street, N.W., Room 1024
Washington, D.C. 20549

CHICAGO, ILLINOIS
500 West Madison Street
Chicago, IL 60661

NEW YORK, NEW YORK
233 Broadway
New York, NY 10279

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed.

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, AIG SunAmerica Life and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

The SEC also maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by AIG SunAmerica Life.

AIG SunAmerica Life will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to AIG SunAmerica Life's Annuity Service Center, as follows:

       AIG SunAmerica Life Assurance Company
       Annuity Service Center
       P.O. Box 54299
       Los Angeles, California 90054-0299
       Telephone Number: (800) 445-SUN2

----------------------------------------------------------------
----------------------------------------------------------------
         SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION
----------------------------------------------------------------
----------------------------------------------------------------

Indemnification for liabilities arising under the Securities Act of 1933 (the "Act") is provided to AIG SunAmerica Life's officers, directors and controlling persons. The SEC has advised that it believes such indemnification is against public policy under the Act and unenforceable. If a claim for indemnification against such liabilities (other than for AIG SunAmerica Life's payment of expenses incurred or paid by its directors, officers or controlling persons in the successful defense of any legal action) is asserted by a director, officer or controlling person of AIG SunAmerica Life in connection with the securities registered under this prospectus, AIG SunAmerica Life will submit to a court with jurisdiction to determine whether the indemnification is against public policy under the Act. AIG SunAmerica Life will be governed by final judgment of the issue. However, if in the opinion of AIG SunAmerica Life's counsel, this issue has been determined by controlling precedent, AIG SunAmerica Life will not submit the issue to a court for determination.

 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
                             TABLE OF CONTENTS
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 INCORPORATION OF CERTAIN DOCUMENTS BY REFERENCE...................      2
 SECURITIES AND EXCHANGE COMMISSION POSITION ON INDEMNIFICATION....      2
 GLOSSARY..........................................................      3
 HIGHLIGHTS........................................................      4
 FEE TABLES........................................................      5
       Owner Transaction Expenses..................................      5
       Optional Income Protector Fee...............................      5
       Contract Maintenance Fee....................................      5
       Annual Separate Account Expenses............................      5
       Optional EstatePlus Fee.....................................      5
       Optional Polaris Income Rewards Fee.........................      5
       Optional Capital Protector Fee..............................      5
       Portfolio Expenses..........................................      5
 EXAMPLES..........................................................      6
 THE POLARIS PROTECTOR VARIABLE ANNUITY............................      7
 PURCHASING A POLARIS PROTECTOR VARIABLE ANNUITY...................      7
       Allocation of Purchase Payments.............................      8
       Accumulation Units..........................................      8
       Free Look...................................................      8
 INVESTMENT OPTIONS................................................      9
       Variable Portfolios.........................................      9
           American Funds Insurance Series.........................      9
           Anchor Series Trust.....................................      9
           Lord Abbett Series Fund, Inc............................      9
           SunAmerica Series Trust.................................      9
           Van Kampen Life Investment Trust........................      9
       Fixed Account Options.......................................     10
       Asset Allocation Program....................................     11
       Transfers During the Accumulation Phase.....................     12
       Dollar Cost Averaging.......................................     12
       Asset Allocation Rebalancing Program........................     13
       Return Plus Program.........................................     13
       Voting Rights...............................................     14
       Substitution................................................     14
 ACCESS TO YOUR MONEY..............................................     14
       Systematic Withdrawal Program...............................     15
       Nursing Home Waiver.........................................     15
       Minimum Contract Value......................................     15
 LIVING BENEFITS...................................................     15
       Polaris Income Rewards......................................     16
       Capital Protector...........................................     19
       Income Protector............................................     20
 DEATH BENEFIT.....................................................     22
       Purchase Payment Accumulation Option........................     23
       Maximum Anniversary Option..................................     24
       EstatePlus..................................................     24
       Spousal Continuation........................................     25
 EXPENSES..........................................................     26
       Annual Separate Account Expenses............................     26
       Withdrawal Charges..........................................     26
       Investment Charges..........................................     26
       Contract Maintenance Fee....................................     27
       Transfer Fee................................................     27
       Optional Polaris Income Rewards Fee.........................     27
       Optional Capital Protector Fee..............................     27
       Optional EstatePlus Fee.....................................     27
       Optional Income Protector Fee...............................     27
       Premium Tax.................................................     27
       Income Taxes................................................     27
       Reduction or Elimination of Charges and Expenses, and            27
        Additional Amounts Credited................................
 INCOME OPTIONS....................................................     28
       Annuity Date................................................     28
       Income Options..............................................     28
       Fixed or Variable Income Payments...........................     29
       Income Payments.............................................     29
       Transfers During the Income Phase...........................     29
       Deferment of Payments.......................................     29
       Note to Qualified Contract Holders..........................
 TAXES.............................................................     29
       Annuity Contracts in General................................     29
       Tax Treatment of Distributions - Non-qualified Contracts....     30
       Tax Treatment of Distributions - Qualified Contracts........     30
       Minimum Distributions.......................................     30
       Tax Treatment of Death Benefits.............................     31
       Contracts Owned by a Trust or Corporation...................     31
       Gifts, Pledges and/or Assignments of a Non-Qualified             31
        Contract...................................................
       Diversification and Investor Control........................     31
 PERFORMANCE.......................................................     32
 OTHER INFORMATION.................................................     32
       AIG SunAmerica Life.........................................     32
       The Separate Account........................................     32
       The General Account.........................................     32
       Administration..............................................     33
       Legal Proceedings...........................................     33
       Ownership...................................................     33
       Independent Accountants.....................................     33
       Registration Statement......................................     33
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION..........     34
 APPENDIX A - CONDENSED FINANCIALS.................................    A-1
 APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA") AND FIXED ADVANTAGE 7    B-1
  ACCOUNT OPTION...................................................
 APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION........    C-1
 APPENDIX D - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME      D-1
  PROTECTOR FEATURE................................................
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
                                 GLOSSARY
 -------------------------------------------------------------------------
 -------------------------------------------------------------------------
 We  have capitalized some of the technical terms used in this prospectus.
 To help  you  understand  these  terms, We  have  defined  them  in  this glossary.
 ACCUMULATION  PHASE -  The period during  which you invest  money in your contract.
 ACCUMULATION UNITS - A measurement We  use to calculate the value of  the variable portion of your contract during the Accumulation Phase.
 ANNUITANT(S)  -  The  person(s)  on whose  life  (lives)  We  base income payments.
 ANNUITY DATE  -  The date  on  which income  payments  are to  begin,  as selected by you.
 ANNUITY  UNITS - A measurement  We use to calculate  the amount of income payments you receive from  the variable portion  of your contract  during the Income Phase.
 BENEFICIARY  - The  person designated to  receive any  benefits under the contract if you or the Annuitant dies.
 COMPANY - AIG SunAmerica Life Assurance Company, AIG SunAmerica Life, we,
 us, the insurer which issues this contract. Only "AIG SunAmerica Life" is a capitalized term in the prospectus.
 INCOME PHASE - The period during which We make income payments to you.
 IRS - The Internal Revenue Service.
 LATEST ANNUITY DATE - Your  95th birthday or tenth contract  anniversary, whichever is later.
 NON-QUALIFIED  (CONTRACT) - A contract  purchased with after-tax dollars.
 In general, these  contracts are  not under any  pension plan,  specially sponsored program or individual retirement account ("IRA").
 PURCHASE PAYMENTS - The money you give Us to buy the contract, as well as any  additional money you give Us to invest in the contract after you own
 it.
 QUALIFIED (CONTRACT) -  A contract purchased  with pretax dollars.  These contracts  are  generally  purchased  under  a  pension  plan,  specially sponsored program or IRA.
 TRUSTS - Refers  to the  American Funds Insurance  Series, Anchor  Series
 Trust,  the SunAmerica Series  Trust, and Lord  Abbett Series Fund, Inc.,
 Van Kampen Life Investment Trust collectively.
 VARIABLE PORTFOLIO(S) - The  variable investment options available  under the  contract. Each Variable  Portfolio has its  own investment objective and is  invested in  the  underlying investments  of the  American  Funds
 Insurance  Series, Anchor Series Trust,  the SunAmerica Series Trust, and
 Lord Abbett  Series Fund,  Inc., Van  Kampen Life  Investment Trust.  The
 underlying investment portfolios may be referred to as Underlying Funds.

----------------------------------------------------------------
----------------------------------------------------------------
                                   HIGHLIGHTS
----------------------------------------------------------------
----------------------------------------------------------------

The Polaris Protector Variable Annuity is a contract between you and AIG SunAmerica Life Assurance Company ("AIG SunAmerica Life"). It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of variable and fixed account options. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving income payments from your annuity to provide for your retirement.

FREE LOOK: If you cancel your contract within 10 days after receiving it (or whatever period is required in your state), We will cancel the contract without charging a withdrawal charge. You will receive whatever your contract is worth on the day that We receive your request. This amount may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. Please see PURCHASING A POLARIS PROTECTOR VARIABLE ANNUITY in the prospectus.

EXPENSES: There are fees and charges associated with the contract. Each year, We deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct insurance charges, which equal 1.52% annually of the average daily value of your contract allocated to the Variable Portfolios. There are investment charges on amounts invested in the Variable Portfolios. If you elect optional features available under the contract We may charge additional fees for these features. A separate withdrawal charge schedule applies to each Purchase Payment. The amount of the withdrawal charge declines over time. After a Purchase Payment has been in the contract for seven complete years, withdrawal charges no longer apply to that portion of the Purchase Payment. Please see the FEE TABLE, PURCHASING A POLARIS PROTECTOR VARIABLE ANNUITY and EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you do so, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. Please see ACCESS TO YOUR MONEY and TAXES in the prospectus.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. Please see DEATH BENEFITS in the prospectus.

INCOME OPTIONS: When you are ready to begin taking income, you can choose to receive income payments on a variable basis, fixed basis or a combination of both. You may also chose from five different income options, including an option for income that you cannot outlive. Please see INCOME OPTIONS in the prospectus.

INQUIRIES: If you have questions about your contract call your financial representative or contact Us at AIG SunAmerica Life Assurance Company Annuity Service Center P.O. Box 54299 Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2.

AIG SUNAMERICA LIFE OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY PRODUCTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. EACH PRODUCT MAY PROVIDE DIFFERENT FEATURES AND BENEFITS OFFERED AT DIFFERENT FEES, CHARGES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS YOU SHOULD CONSIDER, AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR LONG-TERM RETIREMENT SAVINGS GOALS.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESEAND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                                   FEE TABLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.

MAXIMUM OWNER TRANSACTION EXPENSES
MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(1)......7%

TRANSFER FEE...........  No charge for the first 15 transfers each contract year; thereafter, the fee
                         is $25
                         ($10 in Pennsylvania and Texas) per
                         transfer

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING PORTFOLIO FEES AND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE
       $35 ($30 in North Dakota) waived if contract value $50,000 or more

SEPARATE ACCOUNT ANNUAL EXPENSES
(DEDUCTED DAILY AS A PERCENTAGE OF YOUR AVERAGE DAILY NET ASSET VALUE)

    Mortality and Expense Risk Fees.......................  1.37%
    Distribution Expense Fee..............................  0.15%
    Optional EstatePlus Fee(2)............................  0.25%
                                                            =====
      TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES..............  1.77%

  ADDITIONAL OPTIONAL FEATURE FEE
    You may elect one of the following optional features: Polaris Income Rewards, Capital Protector or Income Protector described below.

  OPTIONAL POLARIS INCOME REWARDS FEE

   TIME ELAPSED SINCE BENEFIT EFFECTIVE DATE        ANNUALIZED FEE(3)
   -----------------------------------------        -----------------
     Years 0-7................................            0.65%
     Years 8+.................................            0.45%

  OPTIONAL CAPITAL PROTECTOR FEE

   CONTRACT YEAR                                    ANNUALIZED FEE(4)
   -------------                                    -----------------
     0-7......................................            0.50%
     8-10.....................................            0.25%
     11+......................................             none

  OPTIONAL INCOME PROTECTOR PLUS FEE

   Annual Fee(5)...............................................  0.45%

FOOTNOTES TO THE FEE TABLES:

(1) Withdrawal Charge Schedule (as a percentage of each Purchase Payment) declines over 7 years as follows

YEARS:......................................................   1    2    3    4    5    6    7    8
                                                              7%   6%   5%   4%   3%   2%   1%   0%

(2) EstatePlus, an enhanced death benefit feature is optional. If you do not elect the EstatePlus feature, your total separate account annual expenses would be 1.52%.

(3) The Polaris Income Rewards feature is optional and if elected, the fee is generally calculated as a percentage of your Purchase Payments received in the first 90 days less proportionate withdrawals. The fee is deducted from your contract at the end of the first quarter following election and quarterly thereafter.

(4) The Capital Protector feature is optional and if elected, the fee is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since you purchased your contract. The fee is deducted from your contract value at the end of the first contract quarter and quarterly thereafter.

(5) The Income Protector is optional and if elected, the fee is deducted annually from your contract value as a percentage of your Income Benefit Base. The Income Benefit Base which is described more fully in the prospectus is generally calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding Purchase Payments made since the prior contract anniversary, less proportional withdrawals, and fees and charges applicable to those withdrawals.

THE FOLLOWING SHOWS THE MINIMUM AND MAXIMUM TOTAL OPERATING EXPENSES CHARGED BY THE UNDERLYING PORTFOLIOS OF THE TRUSTS BEFORE ANY WAIVERS OR REIMBURSEMENTS THAT YOU PAY PERIODICALLY DURING THE TIME YOU OWN THE CONTRACT. MORE DETAIL CONCERNING THE TRUSTS' FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH OF THE TRUSTS. PLEASE READ THEM CAREFULLY BEFORE INVESTING.

                               PORTFOLIO EXPENSES

         TOTAL ANNUAL UNDERLYING PORTFOLIO EXPENSES           MINIMUM   MAXIMUM
         ------------------------------------------           -------   -------
(expenses that are deducted from underlying portfolios of
the Trusts, including management fees, other expenses and
12b-1 fees, if applicable)..................................   0.59%     1.80%

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
These Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee, separate account annual expenses, fees for optional features and expenses of the underlying portfolios of the Trusts.

The Examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and that the maximum and minimum fees and expenses of the underlying portfolios of the Trusts are reflected. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES
(ASSUMING MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES OF 1.77% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 1.80%)

(1) If you surrender your contract at the end of the applicable time period and you elect the optional EstatePlus (0.25%) and Polaris Income Rewards (0.65% for years 0-7 and 0.45% for years 8+) features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
$1,129   $1,795    $2,474     $4,369
-------------------------------------
-------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $335    $1,021    $1,731     $3,613
-------------------------------------
-------------------------------------

(3) If you do not surrender your contract and you elect the optional EstatePlus (0.25%) and Polaris Income Rewards (0.65% for years 0-7 and 0.45% for years 8+) features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $429    $1,295    $2,174     $4,369
-------------------------------------
-------------------------------------

MINIMUM EXPENSE EXAMPLES
(ASSUMING MINIMUM SEPARATE ACCOUNT ANNUAL CHARGES OF 1.52% AND INVESTMENT IN AN UNDERLYING PORTFOLIO WITH TOTAL EXPENSES OF 0.59%)

(1) If you surrender your contract at the end of the applicable time period and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $919    $1,176    $1,459     $2,493
-------------------------------------
-------------------------------------

(2) If you annuitize your contract at the end of the applicable time period:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $214     $661     $1,134     $2,441
-------------------------------------
-------------------------------------

(3) If you do not surrender your contract and you do not elect any optional features:

1 YEAR   3 YEARS   5 YEARS   10 YEARS
-------------------------------------
-------------------------------------
 $219     $676     $1,159     $2,493
-------------------------------------
-------------------------------------

EXPLANATION OF FEE TABLES AND EXAMPLES

1. The purpose of the Fee Tables is to show you the various expenses you would incur directly and indirectly by investing in the contract. The tables represent both fees at the Separate Account (contract level) as well as total annual underlying portfolio operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the administration charge may differ from this percentage and may be waived for contract values over $50,000. Additional information on the portfolio company fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume Separate Account expenses as indicated and that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Examples.

3. Examples reflecting application of optional features and benefits use the highest fees and charges at which those features are being offered. If you elected the Income Protector program or the Capital Protector program, your expenses would be lower than those shown in these tables. The fee for the Polaris Income Rewards, Capital Protector and Income Protector features are not calculated as a percentage of your daily net asset value but on other calculations more fully described in the prospectus.

4. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.

   CONDENSED FINANCIAL INFORMATION APPEARS IN APPENDIX A OF THIS PROSPECTUS.

----------------------------------------------------------------
----------------------------------------------------------------
                             THE POLARIS PROTECTOR
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An annuity is a contract between you and an insurance company. You are the owner of the contract. The contract provides three main benefits:

     - Tax Deferral: This means that you do not pay taxes on your earnings from the annuity until you withdraw them.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: If elected, you receive a stream of income for your lifetime, or another available period you select.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits which may be valuable to you. You should fully discuss this decision with your financial representative.

This annuity was developed to help you contribute to your retirement savings. This annuity works in two stages, the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make payments into the contract. The Income Phase begins when you request Us to start making income payments to you out of the money accumulated in your contract.

The contract is called a "variable" annuity because it allows you to invest in variable portfolios which, like mutual funds, have different investment objectives and performance which varies. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

The fixed account options earn interest at a rate set and guaranteed by AIG SunAmerica Life. If you allocate money to the fixed account options, the amount of money that accumulates in the contract depends on the total interest credited to the particular fixed account option(s) in which you invest.

For more information on investment options available under this contract SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment time horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age
59 1/2. Additionally, this contract provides that you will be charged a withdrawal charge on each purchase payment withdrawn if that purchase payment has not been invested in this contract for at least 7 years. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

AIG SunAmerica Life issues the Polaris Protector Variable Annuity. When you purchase a Polaris Protector Variable Annuity, a contract exists between you and AIG SunAmerica Life. The Company is a stock life insurance company organized under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. AIG SunAmerica Life is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

----------------------------------------------------------------
----------------------------------------------------------------
                         PURCHASING A POLARIS PROTECTOR
                                VARIABLE ANNUITY
----------------------------------------------------------------
----------------------------------------------------------------

An initial Purchase Payment is the money you give Us to buy a contract. Any additional money you give Us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

-----------------------------------------------------------
                                              Minimum
                       Minimum Initial       Subsequent
                       Purchase Payment   Purchase Payment
-----------------------------------------------------------
      Qualified             $2,000              $250
-----------------------------------------------------------
    Non-Qualified           $5,000              $500
-----------------------------------------------------------

We reserve the right to require company approval prior to accepting Purchase Payments greater than $1,000,000. For contracts owned by a non-natural owner, We reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Subsequent Purchase Payments that would cause total Purchase Payments in all contracts issued by AIG SunAmerica Life and First SunAmerica Life Insurance Company, an affiliate of AIG SunAmerica Life, to the same owner to exceed these limits may also be subject to company pre-approval. For any contracts subject to these dollar amount reservations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract. We reserve the right to change the amount at which pre-approval is required at any time.

Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan allows you to make subsequent Purchase Payments of as little as $20.00.

We may not issue a contract to anyone age 86 or older on the contract issue date. In general, We will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made.

We allow spouses to jointly own this contract. However, the age of the older spouse is used to determine the availability of any age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

You may assign this contract before beginning the Income Phase by sending us a written request for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. WE RESERVE THE RIGHT TO NOT RECOGNIZE ASSIGNMENTS IF IT CHANGES THE RISK PROFILE OF THE OWNER OF THE CONTRACT, AS DETERMINED IN OUR SOLE DISCRETION. Please see the Statement of Additional Information for details on the tax consequences of an assignment.

ALLOCATION OF PURCHASE PAYMENTS

We invest your Purchase Payments in the fixed and variable investment options according to your instructions. If We receive a Purchase Payment without allocation instructions, We will invest the money according to your last allocation instructions. SEE INVESTMENT OPTIONS BELOW.

In order to issue your contract, We must receive your completed application and/or Purchase Payment allocation instructions and any other required paperwork at Our Annuity Service Center. We allocate your initial Purchase Payment within two days of receiving it. If We do not have complete information necessary to issue your contract, We will contact you. If We do not have the information necessary to issue your contract within 5 business days We will:

     - Send your money back to you; or

     - Ask your permission to keep your money until We get the information necessary to issue the contract.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, We credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day We receive your money if We receive it before 1 p.m. Pacific Time, or on the next business day's unit value if We receive your money after 1 p.m. Pacific Time. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the New York Stock Exchange ("NYSE") is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable contract charges; and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment and Payment Enhancement, if applicable, by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to the Global Bond Portfolio. We determine that the value of an Accumulation Unit for the Global Bond Portfolio is $11.10 when the NYSE closes on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2252.2523 Accumulation Units for the Global Bond Portfolio.

Performance of the Variable Portfolios and expenses under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

FREE LOOK

You may cancel your contract within ten days after receiving it (or longer if required by state law). We call this a "free look." To cancel, you must mail the contract along with your free look request to Our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally, We will refund to you the value of your contract on the day We receive your request minus the Free Look Payment Enhancement Deduction, if applicable. The Free Look Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day We receive your free look request; or (2) the Payment Enhancement amount(s), if any, which We allocated to your contract. Thus, you receive any gain and We bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the free look period.

Certain states require Us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. With respect to those contracts, We reserve the right to put your money in the Cash Management Portfolio during the free look period and will allocate your money according to your instructions at the end of the applicable free look period. Currently, We do not put your money in the Cash Management Portfolio during the free look period unless you allocate your money to it. If your contract was issued in a state requiring return of Purchase Payments or as an IRA and you cancel your contract during the free look period, We return the greater of (1) your Purchase Payments; or (2) the value of your contract minus the Free Look Payment Enhancement Deduction, if applicable.

EXCHANGE OFFERS

From time to time, We may offer to allow you to exchange an older variable annuity issued by AIG SunAmerica Life or one of its affiliates, for a newer product with more current features and benefits, also issued by AIG SunAmerica Life or one of its affiliates. Such an exchange offer will be made in accordance with applicable state and federal securities and insurance rules and regulations. We will explain the specific terms and conditions of any such exchange offer at the time the offer is made.
----------------------------------------------------------------
----------------------------------------------------------------
                               INVESTMENT OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

VARIABLE PORTFOLIOS

The Variable Portfolios invest in shares of the trusts below. Additional Trusts and/or Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts. The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by AIG SunAmerica Life, and other affiliated/unaffiliated insurance companies. Neither AIG SunAmerica Life nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The adviser monitors the Trusts for potential conflicts.

The Variable Portfolios along with their respective subadvisers are listed below:

     AMERICA FUNDS INSURANCE SERIES -- CLASS 2

Capital Research and Management Company provides investment advice for the American Funds Insurance Series ("AFIS") portfolios. American Funds Insurance Series has investment portfolios in addition to those listed here that are not available for investment under the contract.

     ANCHOR SERIES TRUST -- CLASS 2

Wellington Management Company, LLP serves as subadviser to the Anchor Series Trust portfolios. Anchor Series Trust ("AST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     LORD ABBETT SERIES FUND, INC. -- CLASS VC

Lord Abbett & Co. provides investment advice for the Lord Abbett Series Fund, Inc. portfolios. Lord Abbett Series Fund, Inc. ("LASF") has investment portfolios in addition to those listed below that are not available for investment under the contract.

     SUNAMERICA SERIES TRUST -- CLASS 2

Various subadvisers provide investment advice for the SunAmerica Series Trust portfolios. SunAmerica Series Trust ("SAST") has investment portfolios in addition to those listed below which are not available for investment under the contract.

     VAN KAMPEN LIFE INVESTMENT TRUST -- CLASS II

Van Kampen Asset Management Inc. provides investment advice for the Van Kampen Life Investment Trust ("VKT") portfolios. Van Kampen Life Investment Trust has investment portfolios in addition to those listed here which are not available for investment under the contract.

STOCKS:
    MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORPORATION
       - Aggressive Growth Portfolio                                        SAST
       - Blue Chip Growth Portfolio                                         SAST
       - "Dogs" of Wall Street Portfolio*                                   SAST
       - Growth Opportunities Portfolio                                     SAST
     MANAGED BY ALLIANCEBERNSTEIN
       - Small & Mid Cap Value Portfolio                                    SAST
     MANAGED BY ALLIANCE CAPITAL MANAGEMENT L.P.
       - Alliance Growth Portfolio                                          SAST
       - Global Equities Portfolio                                          SAST
       - Growth-Income Portfolio                                            SAST
     MANAGED BY CAPITAL RESEARCH AND MANAGEMENT COMPANY
       - American Funds Global Growth Portfolio                             AFIS
       - American Funds Growth Portfolio                                    AFIS
       - American Funds Growth-Income Portfolio                             AFIS
     MANAGED BY DAVIS ADVISORS
       - Davis Venture Value Portfolio                                      SAST
       - Real Estate Portfolio                                              SAST
     MANAGED BY FEDERATED EQUITY MANAGEMENT COMPANY
       - Federated American Leaders Portfolio*                              SAST
       - Telecom Utility Portfolio                                          SAST
     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT, L.P.
       - Goldman Sachs Research Portfolio                                   SAST
     MANAGED BY LORD, ABBETT & CO.
       - Lord Abbett Series Fund Growth and Income Portfolio                LASF
     MANAGED BY MARSICO CAPITAL MANAGEMENT, LLC
       - Marsico Growth Portfolio                                           SAST
    MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
       - MFS Massachusetts Investors Trust Portfolio SAST
       - MFS Mid-Cap Growth Portfolio                                       SAST
     MANAGED BY PUTNAM INVESTMENT MANAGEMENT, LLC
       - Emerging Markets Portfolio                                         SAST
       - International Growth and Income Portfolio                          SAST
       - Putnam Growth: Voyager Portfolio                                   SAST
     MANAGED BY TEMPLETON INVESTMENT COUNSEL, LLC
       - Foreign Value Portfolio                                            SAST

     MANAGED BY VAN KAMPEN/VAN KAMPEN ASSET MANAGEMENT
       - International Diversified Equities Portfolio+ SAST
       - Technology Portfolio+                                              SAST
       - Van Kampen LIT Comstock Portfolio, Class II Shares*                 VKT
       - Van Kampen LIT Emerging Growth Portfolio, Class II Shares           VKT
       - Van Kampen LIT Growth and Income Portfolio, Class II Shares         VKT
     MANAGED BY WELLINGTON MANAGEMENT COMPANY, LLP
       - Capital Appreciation Portfolio                                      AST
       - Growth Portfolio                                                    AST
       - Natural Resources Portfolio                                         AST

BALANCED:
     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
        - SunAmerica Balanced Portfolio                                     SAST
     MANAGED BY MASSACHUSETTS FINANCIAL SERVICES COMPANY
       - MFS Total Return Portfolio                                         SAST
     MANAGED BY WM ADVISORS, INC
       - Asset Allocation Portfolio                                          AST

BONDS:
     MANAGED BY AIG SUNAMERICA ASSET MANAGEMENT CORP.
       - High-Yield Bond Portfolio                                          SAST
     MANAGED BY FEDERATED INVESTMENT MANAGEMENT
       - Corporate Bond Portfolio                                           SAST
     MANAGED BY GOLDMAN SACHS ASSET MANAGEMENT INT'L
       - Global Bond Portfolio                                              SAST
     MANAGED BY VAN KAMPEN
       - Worldwide High Income Portfolio                                    SAST
     MANAGED BY WELLINGTON MANAGEMENT COMPANY LLP
       - Government & Quality Bond Portfolio                                 AST

CASH:
     MANAGED BY BANC OF AMERICA CAPITAL MANAGEMENT, LLC
       - Cash Management Portfolio                                          SAST

* "Dogs" of Wall Street is an equity fund seeking total return. Federated American Leaders is an equity fund seeking growth of capital and income. Van Kampen LIT Comstock is an equity fund seeking capital growth and income.

+ Morgan Stanley Investment Management, Inc., the subadviser for these portfolios, does business in certain instances using the name Van Kampen.

YOU SHOULD READ THE ATTACHED PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE VARIABLE PORTFOLIOS, INCLUDING EACH VARIABLE PORTFOLIO'S INVESTMENT OBJECTIVE AND RISK FACTORS.

FIXED ACCOUNT OPTIONS

Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates, as noted below. We guarantee the interest rate credited to amounts allocated to any available FAGP and that the rate will never be less than the minimum guaranteed interest rate as specified in your contract. Once established, the rates for specified payments do not change during the guarantee period. We determine the FAGPs offered at any time in Our sole discretion and We reserve the right to change the FAGPs that We make available at any time, unless state law requires Us to do otherwise. Please check with your financial representative to learn if any FAGPs are currently offered.

There are three interest rate scenarios for money allocated to the FAGPs. Each of these rates may differ from one another. Once declared, the applicable rate is guaranteed until the corresponding guarantee period expires. Under each scenario your money may be credited a different rate of interest as follows:

     Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a FAGP.

     Current Rate: The rate credited to any portion of the subsequent Purchase Payments allocated to a FAGP.

     Renewal Rate: The rate credited to money transferred from a FAGP or a Variable Portfolio into a FAGP and to money remaining in a FAGP after expiration of a guarantee period.

When a FAGP ends, you may leave your money in the same FAGP or you may reallocate your money to another FAGP or to the Variable Portfolios. If you want to reallocate your money, you must contact Us within 30 days after the end of the current interest guarantee period and instruct Us as to where you would like the money invested. We do not contact you. If We do not hear from you, your money will remain in the same FAGP where it will earn interest at the renewal rate then in effect for that FAGP.

All FAGPs may not be available in all states. At any time we are crediting the guaranteed minimum interest rate specified in your contract to the fixed accounts, we reserve the right to restrict transfers and Purchase Payments into the FAGPs. We may also offer specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). The rules, restrictions and operation of the DCAFAs may differ from the standard FAGPs described above, please see DOLLAR COST AVERAGING below for more details.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the DCA fixed accounts ("DCAFA"), if available. DCAFAs also credit a fixed rate of interest but are specifically designed to facilitate a dollar cost averaging program. Interest is credited to amounts allocated to the DCAFAs while your investment is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCAFA may differ from those applicable to any available

FAGPs but will never be less than the minimum annual guaranteed interest rate as specified in your contract. However, when using a DCAFA the annual interest rate is paid on a declining balance as you systematically transfer your investment to the Variable Portfolios. Therefore, the actual effective yield will be less than the annual crediting rate. We determine the DCAFAs offered at any time in Our sole discretion and We reserve the right to change to DCAFAs that we make available at any time, unless state law requires us to do otherwise. See DOLLAR COST AVERAGING below for more information.

ASSET ALLOCATION PROGRAM

PROGRAM DESCRIPTION

The asset allocation program is offered to help you diversify your investment across various asset classes.

Each of the models is comprised of a carefully selected combination of Variable Portfolios with allocation amongst the various asset classes based on historical asset class performance to meet stated investment time horizons and risk tolerances.

ENROLLING IN THE PROGRAM

You may enroll in the program by selecting the model as well as any program options on the product application form. If you already own a policy, you must complete and submit a program election form. You and your financial representative determine the model most appropriate for you. You may discontinue investment in the program at any time with a written request, telephone or internet instructions, subject to Our rules.

You may also choose to invest gradually into a model through the dollar cost averaging program. You may only invest in one model at a time. You may invest in investment options outside your selected model but only in those Variable Portfolios that are not utilized in the model you selected. A transfer into or out of one of the Variable Portfolios in your model, outside the specifications in the model will effectively terminate your participation in the program.

There is no fee for participating in this program.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected model unless otherwise instructed by you. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the model, your investment may no longer be consistent with the model's intended objectives.
Withdrawals may be subject to a withdrawal charge. Withdrawals may be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

KEEPING YOUR PROGRAM ON TARGET

     REBALANCING

You can elect to have your contract rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. Only those Variable Portfolios within each model will be rebalanced. An investment not included in the model can not be rebalanced.

     ANNUAL RE-EVALUATION

Each year, on or about March 31, the allocations in every model are re-evaluated and updated to assure that the investment objectives remain consistent. The percentage allocations within each model may change and investment options may be added to or deleted from a model as a result of the annual re-evaluation. We will automatically rebalance your investment according to the re-evaluated allocations each year on or about March 31. If you choose not to participate in the re-evaluation part of this program, you must contact the Annuity Service Center. Some broker-dealers require that you consent to the re-evaluation each year and will not allow Us to automatically rebalance your contract in accordance with the re-evaluated models. Please check with your financial representative to determine the protocol for his/her firm.

IMPORTANT INFORMATION

Using an asset allocation methodology does not guarantee greater or more consistent returns. Historical market and asset class performance may differ in the future from the historical performance upon which the models are built. Also, allocation to a single asset class may outperform a model, so that you could have been better off in an investment option or options representing a single asset class than in a model. However, such a strategy involves a greater degree of risk because of the concentration of like securities in a single asset class.

The models represent suggested allocations which are provided as general guidance. You should work with your financial representative to assist you in determining if one of the models meets your financial needs, investment time horizon, and is consistent with your risk comfort level. Information concerning the specific models can be obtained from your financial adviser.

WE HAVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ASSET ALLOCATION PROGRAM AT ANY TIME.

TRANSFERS DURING THE ACCUMULATION PHASE

During the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available fixed account options. Funds already in your contract cannot be transferred into the DCA fixed accounts. You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well. We will process any transfer request as of the day we receive it in good order if the request is received before the New York Stock Exchange ("NYSE") closes, generally at 1:00 p.m. Pacific Time. If the transfer request is received after the NYSE closes, the request will be processed on the next business day.

This product is not designed for professional organizations or individuals engaged in trading strategies that seek to benefit from short term price fluctuations or price irregularities by making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio in which the Variable Portfolios invest. These types of trading strategies can be disruptive to the underlying portfolios in which the Variable Portfolios invest and thereby potentially harmful to investors.

In connection with our efforts to control harmful trading, we may monitor your trading activity. If we determine, in our sole discretion, that your transfer patterns among the Variable Portfolios and/or available fixed accounts reflect a potentially harmful trading strategy, we reserve the right to take action to protect other investors. Such action may include, but may not be limited to, restricting the way you can request transfers among the Variable Portfolios, imposing penalty fees on such trading activity, and/or otherwise restricting transfer capability in accordance with state and federal rules and regulations. We will notify you, in writing, if we determine in our sole discretion that we must terminate your transfer privileges. Some of the factors we may consider when determining our transfer policies and/or other transfer restrictions may include, but are not limited to:

- the number of transfers made in a defined period;

- the dollar amount of the transfer;

- the total assets of the Variable Portfolio involved in the transfer;

- the investment objectives of the particular Variable Portfolios involved in your transfers; and/or

- whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies.

Subject to our rules, restrictions and policies, you may request transfers of your account value between the Variable Portfolios and/or the available fixed account options by telephone or through AIG SunAmerica's website (http://www.aigsunamerica.com) or in writing by mail or facsimile. We allow 15 free transfers per contract per year. We charge $25 ($10 in Pennsylvania and Texas) for each additional transfer in any contract year. Transfers resulting from your participation in the DCA or Asset Rebalancing programs do not count against your 15 free transfers per contract year.

All transfer request in excess of 15 transfers per contract year must be submitted in writing by United States Postal Service first-class mail ("U.S. Mail") until your next contract anniversary. Transfer requests sent by same day mail, overnight mail or courier services will not be accepted. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers for the U.S. Mail requirement.

We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we follow appropriate procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

For information regarding transfers during the Income Phase, see INCOME OPTIONS below.

We reserve the right to modify, suspend, waive or terminate these transfer provisions at any time.

DOLLAR COST AVERAGING

The Dollar Cost Averaging ("DCA") program allows you to invest gradually in the Variable Portfolios. Under the program you systematically transfer a set dollar amount or percentage of portfolio value from one Variable Portfolio or an available fixed account option (source accounts) to any other Variable Portfolio (target account). If available, you may systematically transfer interest earned in available fixed account guarantee periods ("FAGPs") into any of the Variable Portfolios on certain periodic schedules offered by Us. You may change or terminate these systematic transfers by contacting Our Annuity Service Center. Check with your financial representative about the current availability of this service.

The minimum transfer amount under the DCA program is $100 per transfer, regardless of the source account. Fixed account options are not available as target account for the DCA program. There is no charge for participating in the DCA program.

We may also offer DCAFAs for specified periods fixed accounts exclusively to facilitate this program. The DCAFAs only accept new Purchase Payments. You cannot transfer money already in your contract into these options. If you allocate new Purchase Payments into a DCAFA, We transfer all your money allocated to that account into the Variable Portfolios over the selected time period at an offered frequency of your choosing. You cannot change the frequency of transfers once selected.

You may terminate a DCA program at any time. If money remains in the DCAFAs fixed accounts, We transfer the remaining money according to your instructions or to your current allocations on file. Transfers resulting from a termination of this program do not count towards your 15 free transfers.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, We cannot ensure that you will make a profit. When you elect the DCA program, you are continuously investing in securities regardless of fluctuating price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to gradually move $750 each quarter from the Cash Management Portfolio to the Aggressive Growth Portfolio over six quarters. You set up dollar cost averaging and purchase Accumulation Units at the following values:

 ---------------------------------------------
                  ACCUMULATION       UNITS
    QUARTER           UNIT         PURCHASED
 ---------------------------------------------
       1             $ 7.50           100
       2             $ 5.00           150
       3             $10.00            75
       4             $ 7.50           100
       5             $ 5.00           150
       6             $ 7.50           100
 ---------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six quarters, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

ASSET ALLOCATION REBALANCING PROGRAM

Earnings in your contract may cause the percentage of your investment in each investment option to differ from your original allocations. The Asset Allocation Rebalancing Program addresses this situation. At your election, We periodically rebalance your investments in the Variable Portfolios to return your allocations to their original percentages. Asset rebalancing typically involves shifting a portion of your money out of an investment option with a higher return into an investment option with a lower return. There is no charge for participating in the Asset Rebalancing program.

At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers made as a result of rebalancing do not count against your 15 free transfers for the contract year.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in the Corporate Bond Portfolio and 50% in the Growth Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the Corporate Bond Portfolio now represents 60% of your holdings because it has increased in value and the Growth Portfolio represents 40% of your holdings. If you had chosen quarterly rebalancing, on the last day of that quarter, We would sell some of your units in the Corporate Bond Portfolio to bring its holdings back to 50% and use the money to buy more units in the Growth Portfolio to increase those holdings to 50%.

RETURN PLUS PROGRAM

The Return Plus Program, available if we are offering FAGPs, allows you to invest in one or more Variable Portfolios without putting your principal at direct risk. The program accomplishes this by allocating your investment strategically between the fixed account options and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of principal. We calculate how much of your Purchase Payment to allocate to the particular fixed account option to ensure that it grows to an amount equal to your total principal invested under this program. We invest the rest of your principal in the Variable Portfolio(s) of your choice. There is no fee for participating in the Return Plus Program.

We reserve the right to modify, suspend or terminate this program at any time.

     EXAMPLE:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to the fixed account option. You want the amount allocated to the fixed account option to grow to $100,000 in 7 years. If the 7-year fixed account option is offering a 5% interest rate, We will allocate $71,069 to the 7-year fixed account option to ensure that this amount will grow to $100,000 at the end of the 7-year period. The remaining $28,931 may be allocated among the Variable Portfolios, as determined by you, to provide opportunity for greater growth.

VOTING RIGHTS

AIG SunAmerica Life is the legal owner of the Trusts' shares. However, when a Variable Portfolio solicits proxies in conjunction with a vote of shareholders, We must obtain your instructions on how to vote those shares. We vote all of the shares We own in proportion to your instructions. This includes any shares We own on Our own behalf. Should We determine that We are no longer required to comply with these rules, We will vote the shares in Our own right.

SUBSTITUTION

We may amend your contract due to changes to the Variable Portfolios offered under your contract. For example, We may offer new Variable Portfolios, delete Variable Portfolios, or stop accepting allocations and/or investments in a particular Variable Portfolio. We may move assets and re-direct future premium allocations from one Variable Portfolio to another if We receive investor approval through a proxy vote or SEC approval for a fund substitution. This would occur if a Variable Portfolio is no longer an appropriate investment for the contract, for reasons such as continuing substandard performance, or for changes to the portfolio manager, investment objectives, risks and strategies, or federal or state laws. The new Variable Portfolio offered may have different fees and expenses. You will be notified of any upcoming proxies or substitutions that affect your Variable Portfolio choices.
----------------------------------------------------------------
----------------------------------------------------------------
                              ACCESS TO YOUR MONEY
----------------------------------------------------------------
----------------------------------------------------------------

You can access money in your contract in two ways:

     - by making a partial or total withdrawal, and/or;

     - by receiving income payments during the Income Phase. SEE INCOME OPTIONS BELOW.

Generally, We deduct a withdrawal charge applicable to any total or partial withdrawal. If you withdraw your entire contract value, We also deduct premium taxes and a contract maintenance fee. SEE EXPENSES BELOW.

Your contract provides for a free withdrawal amount each year. A free withdrawal amount is the portion of your account that We allow you to take out each year without being charged a surrender penalty. HOWEVER, UPON A FUTURE FULL SURRENDER OF YOUR CONTRACT ANY PREVIOUS FREE WITHDRAWALS WOULD BE SUBJECT TO A SURRENDER CHARGE, IF ANY IS APPLICABLE AT THE TIME OF THE FULL SURRENDER (EXCEPT IN THE STATE OF WASHINGTON).

Purchase Payments, above and beyond the amount of your free withdrawal amount, that are withdrawn prior to the end of the seventh will result in your paying a penalty in the form of a surrender charge. The amount of the charge and how it applies are discussed more fully below. SEE EXPENSES BELOW. You should consider, before purchasing this contract, the effect this charge will have on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, We refer to two special terms. These are penalty free earnings and the total invested amount.

The penalty-free earnings portion of your contract is simply your account value less your total invested amount. The total invested amount is the total of all Purchase Payments you have made into the contract less portions of some prior withdrawals you made. The portions of prior withdrawals that reduce your total invested amount are as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the part of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal, and

     - Any prior withdrawals (including withdrawal charges on those withdrawals) of the total invested amount on which you already paid a surrender penalty.

When you make a withdrawal, We assume that it is taken from penalty-free earnings first, then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments which are no longer subject to a withdrawal charge before those Purchase Payments which are still subject to the withdrawal charge.

During the first year after We issue your contract your free withdrawal amount is the greater of (1) your penalty-free earnings; and (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount. If you are a Washington resident, you may withdraw during the first contract year, the greater of (1); (2); or (3) interest earnings from the amounts allocated to the fixed account options, not previously withdrawn.

After the first contract year, you can take out the greater of the following amounts each year (1) your penalty-free earnings and any portion of your total invested amount no longer subject to withdrawal charge or (2) 10% of the portion of your total invested amount that has been in your contract for at least one year. If you are a Washington resident, your maximum free withdrawal amount, after the first contract year, is the greater of (1); (2); or (3) interest earnings from amounts allocated to the fixed account options, not previously withdrawn.

Although We do not assess a withdrawal charge when you take a 10% penalty-free withdrawal, We will proportionally reduce the amount of any corresponding Deferred Payment Enhancement.

We calculate charges due on a total withdrawal on the day after We receive your request and your contract. We return to your contract value less any applicable fees and charges.

The withdrawal charge percentage is determined by the age of the Purchase Payment remaining in the contract at the time of the withdrawal. For the purpose of calculating the withdrawal charge, any prior Free Withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example We will assume a 0% growth rate over the life of the contract and no subsequent Purchase Payments. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In contract year 5 you request a full surrender of your contract. We will apply the following calculation,

A-(B x C)=D, where:
A=Your contract value at the time of your request for surrender ($90,000) B=The amount of your Purchase Payments still subject to withdrawal charge
  ($100,000)
C=The withdrawal charge percentage applicable to the age of each Purchase
  Payment (3%)[B x C=$3,000]
D=Your full surrender value ($87,000)

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any investment option be at least $100, after the withdrawal. You must send a written withdrawal request. Unless you provide Us with different instructions, partial withdrawals will be made pro rata from each Variable Portfolio and the fixed account option in which your contract is invested. IN THE EVENT THAT A PRO RATA PARTIAL WITHDRAWAL WOULD CAUSE THE VALUE OF ANY VARIABLE PORTFOLIO OR FIXED ACCOUNT INVESTMENT TO BE LESS THAN $100, WE WILL CONTACT YOU TO OBTAIN ALTERNATE INSTRUCTIONS ON HOW TO STRUCTURE THE WITHDRAWAL.

Under certain Qualified plans, access to the money in your contract may be restricted. Additionally, withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, We reserve the right to defer payments for a withdrawal from a fixed account option. Such deferrals are limited to no longer than six months. SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic income payments under the systematic withdrawal program. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these funds to your bank account is also available. The minimum amount of each withdrawal is $100. If you are an Oregon resident, the minimum withdrawal amount is $250 per withdrawal or an amount equal to your free withdrawal amount. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% IRS penalty tax may apply if you are under age 59 1/2. There is no additional charge for participating in this program, although a withdrawal charge and/or MVA may apply.

The program is not available to everyone. Please check with Our Annuity Service Center, which can provide the necessary enrollment forms. We reserve the right to modify, suspend or terminate this program at any time.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, We may waive the withdrawal charge and/or market value adjustment on certain withdrawals prior to the Annuity Date (not available in Texas). The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. Your contract prohibits use of this waiver during the first 90 days after you purchase your contract. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract.

In order to use this waiver, you must submit with your withdrawal request, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and
(3) a bill from the nursing home which shows that you met the 60 day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, We may terminate your contract if both of the following occur: (1) your contract is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice. At the end of the notice period, We will distribute the contract's remaining value to you.

----------------------------------------------------------------
----------------------------------------------------------------
                            OPTIONAL LIVING BENEFITS
----------------------------------------------------------------
----------------------------------------------------------------

YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE

A DEATH BENEFIT IS PAYABLE. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.

POLARIS INCOME REWARDS FEATURE

What is Polaris Income Rewards?

Polaris Income Rewards is an optional feature available only on contracts issued on or after May 3, 2004 and subject to state availability. If you elect this feature, for which you will be charged an annualized fee, you are guaranteed to receive withdrawals over a minimum number of years that in total equals at least the initial Purchase Payment adjusted for withdrawals, even if the contract value falls to zero. Polaris Income Rewards may offer protection in the event your contract value declines due to unfavorable investment performance.

How can I elect the feature?

You may elect the feature only at the time of contract issue and must choose either Option 1 or Option 2. The date you elect the feature (which is also the contract issue date) is your BENEFIT EFFECTIVE DATE. The earliest you may begin taking withdrawals under the benefit after a specified waiting period is the BENEFIT AVAILABILITY DATE. You cannot elect the feature if you are age 81 or older on the Benefit Effective Date or if the Benefit Availability Date is on or after the Latest Annuity Date. Generally, once you elect the feature, it cannot be canceled. The Polaris Income Rewards has rules and restrictions that are discussed more fully below.
How is the benefit calculated?

There are several components that comprise the integral aspects of this benefit. In order to determine the benefit's value at any point in time, we calculate each of the components as described below. We calculate Eligible Purchase Payments, Withdrawal Benefit Base, Step-Up Amount and Stepped-Up Benefit Base.

First, we determine the ELIGIBLE PURCHASE PAYMENTS according to the table below.

-----------------------------------------------------------------
  TIME ELAPSED SINCE
BENEFIT EFFECTIVE DATE   PERCENTAGE OF ELIGIBLE PURCHASE PAYMENTS
-----------------------------------------------------------------
 0-90 Days               100%
-----------------------------------------------------------------
 91 Days +               0%
-----------------------------------------------------------------

Second, we determine the WITHDRAWAL BENEFIT BASE ("WBB"). The WBB is used to calculate the amount of total guaranteed withdrawals and the annual maximum withdrawal amount available under the benefit. On the Benefit Availability Date, the WBB equals the sum of all Eligible Purchase Payments, reduced for any withdrawals in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

Third, we determine a STEP UP AMOUNT which is calculated as a specified percentage of the WBB on the Benefit Availability Date. The Step-Up Amount is not a considered a Purchase Payment and cannot be used in calculating any other benefits, such as the death benefit, contract values or annuitization value.

Fourth, we determine the STEPPED-UP BENEFIT BASE ("SBB") which is the total amount available for withdrawal under the benefit and is used to calculate the minimum time period over which you may take withdrawals under the benefit. The SBB equals the WBB plus the Step-Up Amount.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT ("MAWA") which is a stated percentage of the WBB.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD ("MWP") which is the minimum period at any point in time over which you may take withdrawals under the benefit. The MWP is calculated by dividing the SBB by the MAWA.

The table below is a summary of the two Polaris Income Rewards options we are offering as applicable on the Benefit Availability Date:

-------------------------------------------------------------------
                                                           MWP (IF
                                                            MAWA
                 BENEFIT                                    TAKEN
              AVAILABILITY       STEP-UP        MAWA        EACH
                  DATE            AMOUNT     PERCENTAGE     YEAR)
-------------------------------------------------------------------
 Option 1  3 years following    10% of WBB   10% of WBB   11 years
           Benefit Effective
           Date
-------------------------------------------------------------------
 Option 2  5 Years following    20% of WBB   10% of WBB   12 years
           Benefit Effective
           Date
-------------------------------------------------------------------

     Example 1:

     Assume you elect Polaris Income Rewards option 2 and you invest a single Purchase Payment of $100,000. If you make no additional Purchase Payments and no withdrawals, your WBB is $100,000 on the Benefit Availability Date. Your SBB equals WBB plus the Step-Up Amount ($100,000 + (20% X $100,000) = $120,000). Your MAWA as of the Benefit Availability Date is 10% of your WBB ($100,000 X 10% = $10,000). The MWP is equal to the SBB divided by the MAWA which is 12 years ($120,000/$10,000). Therefore, you may take $120,000 in withdrawals of up to $10,000 annually over a minimum of 12 years on or after the Benefit Availability Date.

What is the fee for Polaris Income Rewards?

The annualized Polaris Income Rewards fee will be assessed and deducted quarterly from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon the termination of the benefit. If your contract value falls to zero before the benefit has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

------------------------------------------------------------
 TIME ELAPSED SINCE THE
 BENEFIT EFFECTIVE DATE             ANNUALIZED FEE
------------------------------------------------------------
 0-7 years                 0.65% of WBB
------------------------------------------------------------
 8+ years                  0.45% of WBB
------------------------------------------------------------

What is the effect of withdrawals on Polaris Income Rewards?

The benefit amount, MAWA and MWP may change over time as a result of withdrawal activity. Withdrawals equal to or less than the MAWA generally reduce the benefit by the amount of the withdrawal. Withdrawals in excess of the MAWA may reduce the benefit based on the relative size of the withdrawal in relation to the contract value at the time of the withdrawal. This means if investment performance is down and contract value is depleted, withdrawals greater than the MAWA will result in a greater reduction of the benefit. We further explain the impact of withdrawals and the effect on each component of Polaris Income Rewards through the calculations below:

     CONTRACT VALUE: Any withdrawal reduces the contract value by the amount of the withdrawal.

     WBB: Withdrawals prior to the Benefit Availability Date reduce the WBB in the same proportion that the contract value was reduced at the time of the withdrawal.

     Withdrawals after the Benefit Availability Date will not reduce the WBB until the sum of withdrawals exceeds the Step-Up amount. Thereafter, any withdrawal or portion thereof that exceeds the Step-Up Amount will reduce the WBB as follows: If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the MAWA, the WBB will be reduced by the amount of the withdrawal. If the withdrawal causes total withdrawals in the Benefit Year to exceed the MAWA, the WBB is reduced to the lesser of (a) or
     (b), where:

          a. is the WBB immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the WBB immediately prior to the withdrawal minus the portion of the withdrawal that makes total withdrawals in that Benefit Year equal to the current MAWA, and further reduced proportionately by the same amount by which the contract value is reduced by the remaining portion of the withdrawal.

     SBB: Since withdrawals prior to the Benefit Availability Date reduce the WBB proportionately, the SBB will likewise be reduced proportionately during that period of time.

     After the Benefit Availability Date, any withdrawal that does not cause total withdrawals in a Benefit Year to exceed the MAWA will reduce the SBB by the amount of the withdrawal. After the Benefit Availability Date, any withdrawal that causes total withdrawals in a Benefit Year to exceed the MAWA (in that Benefit Year) reduces the SBB to the lesser of (a) or (b), where:

          a. is the SBB immediately prior to the withdrawal minus the amount of the withdrawal, or;

          b. is the SBB immediately prior to the withdrawal minus the amount of the withdrawal that makes total withdrawals in that Benefit Year equal to the current MAWA, and further reduced proportionately by the same amount by which the contract value is reduced by the remaining portion of the withdrawal.

     MAWA: If the sum of withdrawals in a Benefit Year does not exceed the MAWA for that Benefit Year, the MAWA does not change for the next Benefit Year. If total withdrawals in a Benefit Year exceed the MAWA, the MAWA will be recalculated at the start of the next Benefit Year. The new MAWA will equal the SBB on that Benefit Year anniversary divided by the MWP on that Benefit Year Anniversary. The new MAWA may be lower than your previous MAWAs.

     MWP: After each withdrawal a new MWP is calculated. If total withdrawals in a Benefit Year are less than or equal to MAWA the new MWP equals the SBB after the withdrawal divided by the current MAWA.

     During any Benefit Year in which the sum of withdrawals exceeds the MAWA, the new MWP equals the MWP calculated at the end of the prior Benefit Year reduced by one year.

     Example 2 - Impact of Withdrawals prior to the Benefit Availability Date:

     Assume you elect Polaris Income Rewards option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $11,000 prior to the Benefit Availability Date. Prior to the withdrawal, your contract value is $110,000. You make no other withdrawals before the Benefit Availability Date. Immediately following the withdrawal, your WBB is recalculated by first determining the proportion by which your contract value was reduced by the withdrawal ($11,000/$110,000 = 10%). Next, we reduce your WBB by the percentage by which the contract value was reduced by the withdrawal ($100,000 -- (10% X 100,000) = $90,000). Your SBB on the Benefit
     Availability Date is your WBB plus a Step-Up Amount calculated as 20% of your WBB (20% X $90,000 = $18,000). The SBB equals $108,000. Your MAWA is 10% of the WBB on the Benefit Availability Date

     ($90,000). This equals $9,000. Therefore, you may take withdrawals of up to $9,000 annually over a minimum of 12 years ($108,000/$9,000 = 12).

     Example 3 - Impact of Withdrawals less than or equal to MAWA after the
                 Benefit Availability Date:

     Assume you elect Polaris Income Rewards option 2 and you invest a single Purchase Payment of $100,000. You make a withdrawal of $7,500 during the first year after the Benefit Availability Date. Because the withdrawal is less than or equal to your MAWA ($10,000), your SBB ($120,000) is reduced by the total dollar amount of the withdrawal ($7,500). Your new SBB equals $112,500. Your MAWA remains $10,000. Your new MWP following the withdrawal is equal to the new SBB divided by your current MAWA, ($112,500/$10,000). Therefore, you may take withdrawals of up to $10,000 over a minimum of 11 years and 3 months.

     Example 4 - Impact of Withdrawals in excess of MAWA after the Benefit
                 Availability Date:

     Assume you elect Polaris Income Rewards option 2 and you invest a single Purchase Payment of $100,000. Your WBB is $100,000 and your SBB is $120,000. You make a withdrawal of $15,000 during the first year after the Benefit Availability Date. Your contract value is $125,000 at the time of the withdrawal. Because the withdrawal is greater than your MAWA ($10,000), we recalculate your SBB ($120,000) by taking the lesser of two calculations. For the first calculation, we deduct the amount of the withdrawal from the SBB ($120,000 -- $15,000 = $105,000). For the second calculation, we deduct the amount of the MAWA from the SBB
     ($120,000 -- $10,000 = $110,000). Next, we calculate the excess portion of the withdrawal ($5,000) and determine the proportion by which the contract value was reduced by the excess portion of the withdrawal. ($125,000/$5,000 = 4%). Finally we reduce $110,000 by that proportion (4%) which equals $105,600. Your SBB is the lesser of these two calculations or $105,000. The MWP following the withdrawal is equal to the MWP at the end of the prior year (12 years) reduced by one year (11 years). Your MAWA is your SBB divided by your MWP ($105,000/11) which equals $9,545.45.

What happens if my contract value is reduced to zero?

     If the contract value is zero but the SBB is greater than zero, a benefit remains payable under Polaris Income Rewards feature. While a benefit is payable under Polaris Income Rewards until the SBB is reduced to zero, the contract is terminated when the contract value equals zero. At such time, except for Polaris Income Rewards, all benefits of the contract are terminated. In that event, you may not make subsequent Purchase Payments. Therefore, under adverse market conditions, withdrawals under the benefit may reduce the contract value to zero, thereby eliminating any death benefit or future income payments.

To receive your remaining Polaris Income Rewards benefit, you may select one of the following options:

     a. lump sum distribution of the present value of the total remaining guaranteed withdrawals; or

     b. the current MAWA, paid equally on a quarterly, semi-annual or annual frequency as selected by you until the SBB equals zero; or

     c. any payment option mutually agreeable between you and us.

If you do not select a payment option, the remaining benefit will be paid as the current MAWA on a quarterly basis.

What happens to Polaris Income Rewards upon a spousal continuation?

A spousal beneficiary of the original owner may elect to continue or cancel Polaris Income Rewards and its accompanying fee. The Benefit Effective Date, Benefit Availability Date, WBB, SBB and any other corresponding component of the feature will not change as a result of a spousal continuation. A Continuation Contribution is not considered an Eligible Purchase Payment for purposes of determining the benefit. See SPOUSAL CONTINUATION below.

Can my non-spousal beneficiary elect to receive any remaining withdrawals under Polaris Income Rewards upon my death?

If the SBB is greater than zero when the original owner dies, a non-spousal beneficiary may elect to continue receiving any remaining withdrawals under the benefit. The Benefit Effective Date, Benefit Availability Date, WBB, SBB and any other corresponding component of the feature will not change. If a contract value remains, the fee for the benefit will continue to be assessed. Electing to receive the remaining withdrawals will terminate any death benefit payable to the non-spousal beneficiary.

Can Polaris Income Rewards be canceled?

Once you elect the feature, you may not cancel it. The feature automatically terminates upon the occurrence of one of the following:

     1. Withdrawals in excess of MAWA in any Benefit Year reduce the SBB by 50% or more; or

     2. SBB is equal to zero; or

     3. Annuitization of the contract; or

     4. Full Surrender of the contract; or

     5. Death benefit is paid; or

     6. Upon a spousal continuation, the Continuing Spouse elects not to continue the contract with the feature.

Important Information

The Polaris Income Rewards may not guarantee an income stream based on all Purchase Payments made into your contract nor does it guarantee any investment gains. This feature also does not guarantee lifetime income payments. If you plan to make subsequent Purchase Payments over the life of your contract, which are not considered Eligible Purchase Payments under the feature, Polaris Income Rewards does not guarantee a withdrawal of a majority of those payments. You may never need to rely on Polaris Income Rewards if your contract performs within a historically anticipated range. However, past performance is no guarantee of future results.

Withdrawals under the benefit are treated like any other withdrawal for the purpose of reducing the contract value, free withdrawal amounts and any other benefits under the contract.

If you need to or are required to take minimum required distributions ("MRD") under the Internal Revenue Code ("IRC") from this contract prior to the Benefit Availability Date, you should know that withdrawals may negatively impact the value of Polaris Income Rewards. Any withdrawals taken under this benefit or under the contract, may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances.

The Polaris Income Rewards cannot be elected if you elect the Capital Protector or Income Protector features. We reserve the right to limit the maximum WBB to $1 million.

Polaris Income Rewards may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative.

For prospectively issued contracts, we reserve the right to limit the investment options available under the contract if you elect Polaris Income Rewards. We reserve the right to modify, suspend or terminate Polaris Income Rewards (in its entirety or any component) at any time for prospectively issued contracts.

CAPITAL PROTECTOR FEATURE

What is Capital Protector?

The Capital Protector is an optional feature of your variable annuity. If you elect this feature, for which you will be charged an annualized fee, at the end of applicable waiting period your contract will be worth at least the amount of your initial Purchase Payment (less adjustments for withdrawals). The Capital Protector may offer protection in the event that your contract value declines due to unfavorable investment performance in your contract.

If you elect the Capital Protector, at the end of the applicable waiting period we will evaluate your contract to determine if a Capital Protector benefit is payable to you. The applicable waiting period is ten full contract years from your contract issue date. The last day in the waiting period is your benefit date, the date on which we will calculate any Capital Protector benefit payable to you.

How can I elect the feature?

You may only elect this feature at the time your contract is issued, so long as the applicable waiting period prior to receiving the benefit ends before your latest Annuity Date. You can elect this feature on your contract application. The effective date for this feature will be your contract issue date. Capital Protector is not available if you elect the Polaris Income Reward or Income Protector features. SEE POLARIS INCOME REWARDS ABOVE AND INCOME PROTECTOR BELOW.

The Capital Protector feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Capital Protector be cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the end of the waiting period. The feature terminates automatically following the end of the waiting period. In addition, the Capital Protector will no longer be available and no benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the end of the waiting period.

How is the benefit calculated?

The Capital Protector is a one-time adjustment to your contract value in the event that your contract value at the end of the waiting period is less than the guaranteed amount. The amount of the benefit payable to you, if any, at the end of the waiting period will be based upon the amount of your initial Purchase Payment and may also include certain portions of subsequent Purchase Payments contributed to your contract over specified periods of time, as follows:

                                         PERCENTAGE OF PURCHASE PAYMENTS
TIME ELAPSED SINCE                               INCLUDED IN THE
EFFECTIVE DATE                        CAPITAL PROTECTOR BENEFIT CALCULATION
------------------                    -------------------------------------
 0-90 days                                                100%
 91+ days                                                   0%

The Capital Protector benefit calculation is equal to your Capital Protector Base, as defined below, minus your Contract Value on the benefit date. If the resulting amount is positive, you will receive a benefit under the feature. If the resulting amount is negative, you will not receive a benefit. Your Capital Protector Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the effective date multiplied by the applicable percentages in the table above, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the effective date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

We will allocate any benefit amount contributed to the contract value on the benefit date to the Cash Management portfolio. Any Capital Protector benefit paid is not considered a Purchase Payment for purposes of calculating other benefits. Benefits based on earnings, such as EstatePlus, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

What is the fee for Capital Protector?

Capital Protector is an optional feature. If elected, you will incur an additional charge for this feature. The annualized charge will be deducted from your contract value on a quarterly basis throughout the waiting period, beginning at the end of the first contract quarter following the effective date of the feature and up to and including on the benefit date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize the contract before the end of the quarter.

CONTRACT YEAR                                            ANNUALIZED FEE *
-------------                                            ----------------
 0-7                                                           0.50%
 8-10                                                          0.25%
 11+                                                            none

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

What happens to Capital Protector upon a Spousal Continuation?

If your qualified spouse chooses to continue this contract upon your death, this benefit cannot be terminated. The effective date, the waiting period and the corresponding benefit payment date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

Important Information

The Capital Protector feature may not guarantee a return of all of your Purchase Payments. If you plan to add subsequent Purchase Payments over the life of your contract, you should know that the Capital Protector would not protect the majority of those payments.

Since the Capital Protector feature may not guarantee a return of all Purchase Payments at the end of the waiting period, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Capital Protector benefit. For example, if near the end of the waiting period your Capital Protector Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your Contract Value to be larger than your Capital Protector Base on your benefit date, you will not receive any benefit even though you have paid for the Capital Protector feature throughout the waiting period. You should discuss subsequent Purchase Payments with your financial representative as such activity may reduce the value of this Capital Protector benefit.

We reserve the right to modify, suspend or terminate the capital protector feature (in its entirety or any component) at any time for prospectively issued contracts.

THE INCOME PROTECTOR FEATURE

The Income Protector feature is a future "safety net" which can offer you the ability to receive a guaranteed fixed minimum retirement income when you switch to the Income Phase. If you elect the Income Protector feature you can know the level of minimum income that will be available to you upon annuitization, regardless of fluctuating market conditions.

The Income Protector benefit available is generally based upon the Purchase Payments remaining in your contract at the time you decide to begin taking income. If elected, a growth rate can provide increased minimum guaranteed income. We charge a fee for the Income Protector benefit. The amount of the fee and income protection available to you are described below. This feature may not be available in your state. Check with your financial advisor regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE INCOME PROTECTOR FEATURE AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

HOW WE DETERMINE THE AMOUNT OF YOUR MINIMUM GUARANTEED INCOME

If you elect the Income Protector feature, we base the amount of minimum income available to you upon a calculation we call the Income Benefit Base. At the time your participation in the Income Protector program becomes effective, your Income Benefit Base is equal to your contract value. Participation in the Income Protector program is effective on either the date of issue of the contract (if elected) or at the contract anniversary following your election of the Income Protector.

The income benefit base is only a calculation. It does not represent a contract value, nor does it guarantee performance of the Variable Portfolios in which you invest.

Your income benefit base increases if you make subsequent Purchase Payments and decreases if you withdraw money from your contract. The exact income benefit base calculation is equal to (a) plus (b) minus (c) where:

     (a) is equal to, for the first year of calculation, your initial Purchase Payment, or for each subsequent year of calculation, the income benefit base on the prior contract anniversary, and;

     (b) is equal to the sum of all subsequent Purchase Payments made into the contract since the last contract anniversary, and;

     (c) is equal to all withdrawals and applicable fees and charges since the last contract anniversary, in an amount proportionate to the amount by which such withdrawals decreased your contract value.

Your Income Benefit Base may accumulate at the elected growth rate from the date your election becomes effective through your Income Benefit Date. However, any applicable Growth Rate will reduce to 0% on the Anniversary immediately after the annuitant's 90th birthday.

If you decide that you want the protection offered by the Income Protector feature, you must elect the feature by completing the Income Protector Election Form available through Our Annuity Service Center.

Your Income Benefit Base will begin accumulating at the applicable growth rate on the contract anniversary following Our receipt of your completed election form. In order to obtain the benefit of the Income Protector you may not begin the Income Phase for at least ten years following your election. You may not elect this Program if the required waiting period before beginning the Income Phase would occur later than your latest annuity date.

The current options offered are:

                                    FEE AS A % OF
                                     YOUR INCOME     WAITING
                      GROWTH RATE*  BENEFIT BASE     PERIOD*
---------------------------------------------------------------
Income Protector Plus      6%           0.45%       10 years
---------------------------------------------------------------

* If you elect the feature on a subsequent anniversary, the Growth Rates, Fees, and/or Waiting Period may be different.

RE-SET OF YOUR INCOME PROTECTOR BENEFIT
  RE-SET

You may also have the opportunity to "Re-Set" your Income Benefit Base. The Re-Set feature allows you to increase your Income Benefit Base to the amount of your contract value on your next contract anniversary. You can only Re-Set within the 30 days before your next contract anniversary. The waiting period before you can begin the Income Phase will be determined based on the offerings available for your elected level of protection at the time your make an election to Re-Set. In addition, the Income Protector fee will be charged as a percentage of your re-set Income Benefit Base. You may not elect to Re-Set if the required waiting period before beginning the Income Phase would occur later than your latest annuity date.

For more information on how to Re-Set your Income Protector benefit, please contact your financial representative or Our Annuity Service Center.

ELECTING TO RECEIVE INCOME PAYMENTS

You may elect to begin the Income Phase of your contract using the Income Protector Program ONLY within the 30 days after the 10th or later contract anniversary following the effective date of your Income Protector participation, Re-Set or Step-Up.

The contract anniversary of, or prior to, your election to begin receiving annuity payments is your Income Benefit Date. This is the date as of which We calculate your Income Benefit Base to use in determining your guaranteed minimum fixed retirement income. To arrive at the minimum guaranteed retirement income available to you We apply the annuity rates stated in your Income Protector Endorsement for the annuity option you select to your final Income Benefit Base. You then choose if you would like to receive that income annually, quarterly or monthly for the time guaranteed under your selected annuity option. Your final Income Benefit Base is equal to (a) minus (b) where:

     (a) is your Income Benefit Base as of your Income Benefit Date, and;

     (b) is any partial withdrawals of contract value and any charges applicable to those withdrawals and any withdrawal charges otherwise applicable, calculated as if you fully surrender your contract as of the Income Benefit Date, and any applicable premium taxes.

The annuity options available when using the Income Protector Program to receive your fixed retirement income are:

     - Life Annuity with 10 Year Period Certain, or

     - Joint and 100% Survivor Annuity with 20 Year Period Certain

At the time you elect to begin receiving annuity payments, We will calculate your annual income using both your final Income Benefit Base and your contract value. We will use the same income option for each calculation, however, the annuity factors used to calculate your income under the Income Protector will be different. You will receive whichever provides a greater stream of income. If you annuitize using the Income Protector your income payments will be fixed in amount. You are not required to use the Income Protector to receive income payments. However, we will not refund fees paid for the Income Protector if you annuitize under the general provisions of your contract. In addition, if applicable, a surrender charge will apply if you take income under the Income Protector feature. YOU MAY NEVER NEED TO RELY UPON THE INCOME PROTECTOR, IF YOUR CONTRACT PERFORMS WITHIN A HISTORICALLY ANTICIPATED RANGE. HOWEVER, PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FEES ASSOCIATED WITH THE INCOME PROTECTOR PROGRAM

If you elect the Income Protector, We charge an annual fee, as follows:

                                FEE AS A % OF YOUR
                                INCOME BENEFIT BASE
-------------------------------------------------------------
Income Protector Plus                  0.45%
-------------------------------------------------------------

If you elect the feature on a subsequent anniversary, the Fees may be different.

We deduct the annual fee from your actual contract value. If your contract is issued with the Income Protector program we begin deducting the annual fee on your first contract anniversary. If you elect the feature it at some later date, we begin deducting the annual fee on the contract anniversary following the date on which your participation in the program becomes effective. Upon a Re-Set of your Income Protector feature, the fee will be charged upon your Re-Set Income Benefit Base and may be a higher fee depending upon the then-current offerings.

It is important to note that once you elect the Income Protector feature you may not cancel your election. We will deduct the charge from your contract value on every contract anniversary up to and including your Income Benefit Date. We will not assess the annual fee if you surrender or annuitize the contract before the next contract anniversary.

NOTE TO QUALIFIED CONTRACT HOLDERS

Qualified contracts generally require that you select an income option that does not exceed your life expectancy. That restriction, if it applies to you, may limit the benefit of the Income Protector program. To utilize the Income Protector feature, you must take income payments under one of the two income options described above. If those income options exceed your life expectancy, you may be prohibited from receiving your guaranteed fixed income under the program. If you own a qualified contract to which this restriction applies and you elect the Income Protector program, you may pay for this minimum guarantee and not be able to realize the benefit.

You may wish to consult your tax advisor for information concerning your particular circumstances. APPENDIX D PROVIDES EXAMPLES OF THE OPERATION OF THE INCOME PROTECTOR FEATURE.

If you elect Capital Protector or Polaris Income Rewards, you may not elect to participate in the Income Protector program.

----------------------------------------------------------------
----------------------------------------------------------------
                                  DEATH BENEFIT
----------------------------------------------------------------
----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, We pay a death benefit to your Beneficiary. At the time you purchase your contract, you must select one of the two death benefit options described below. Once selected, you can not change your death benefit option. You should discuss the available options with your financial advisor to determine which option is best for you.

We do not pay the death benefit if you die after you switch to the Income Phase. However, if you die during the Income Phase, your Beneficiary receives any remaining guaranteed income payments in accordance with the income option you selected. SEE INCOME OPTIONS BELOW.

You name your Beneficiary. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation.

We calculate and pay the death benefit when We receive all required paperwork and satisfactory proof of death. We consider the following satisfactory proof of death:

     1.  a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4.  any other proof satisfactory to Us.

If a Beneficiary does not elect a specific form of payout within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

The death benefit may be paid immediately in the form of a lump sum payment or paid under one of the available Income Options. PLEASE SEE INCOME OPTIONS BELOW. A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin under the selected Income Option or the Extended Legacy program no later than the first anniversary of your death for non-qualified contracts or December 31st of the year following the year of your death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if your Beneficiary has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an Income Option or participate in the Extended Legacy program.

  EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program can allow a Beneficiary to take the death benefit amount in the form of income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution if they wish. The contract continues in the original owner's name for the benefit of the Beneficiary. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after your death. Under the Extended Legacy program, a Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid interest in the contract in the event of their death and make transfers among investment options. If the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value. Participation in the program may impact certain features of the contract as detailed in the Death Claim Form. Please see your financial representative for additional information.

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of your death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of your death for IRAs. For IRAs, the five-year option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the owner reaches the age of 70 1/2).

For information regarding how these payments are treated for tax purposes, consult your tax advisor regarding tax implications and your particular circumstances.

     DEFINED TERMS
The term Net Purchase Payment is used frequently in explaining these death benefit options. Net Purchase Payments is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an Adjustment for each withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equals total purchase payments into your contract. To calculate the Adjustment amount for the first withdrawal made under the contract, We determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal (and any applicable fees and charges) by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, We determine the percentage by which the contract value is reduced by taking the amount of the withdrawal in relation to the contract value immediately before taking the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

IF YOU PURCHASED YOUR CONTRACT ON OR ABOUT JUNE 1, 2004, SUBJECT TO STATE AVAILABILITY, THE FOLLOWING DEATH BENEFIT PROVISIONS APPLY:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

If the contract is issued prior to your 75th birthday, the death benefit is the greatest of:

     1.  Contract value; or

     2. Net Purchase Payments, compounded at up to 3% annual growth rate to the earlier of the 75th birthday or the date of death plus Net Purchase Payments received after the 75th birthday but prior to the 86th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus Net Purchase Payments received between the seventh contract anniversary but prior to the 86th birthday.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

If the contract is issued prior to your 83rd birthday, the death benefit is the greatest of:

     1.  Contract value; or

     2.  Net Purchase Payments received prior to your 86th birthday; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary plus any Purchase Payments since that anniversary but prior to your 86th birthday; and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal.

If the contract is issued on or after your 83rd birthday but before your 86th birthday, the death benefit is greater of:

     1.  Contract value; or

     2.  The lesser of:

          a.  Net Purchase Payments received prior to your 86th birthday; or

          b.  125% of Contract Value.

If you are age 90 or older at the time of death and selected the Maximum Anniversary death benefit, the death benefit will be equal to the contract value. Accordingly, you will not get any benefit from this option if you are age 90 or older at the time of your death.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life Insurance Company to the same owner are in excess of $1,000,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon by you and the Company prior to purchasing the contract.

IF YOU PURCHASED YOUR CONTRACT BETWEEN OCTOBER 24, 2001 AND ON OR ABOUT MAY 31, 2004, THE FOLLOWING DEATH BENEFIT PROVISIONS APPLY:

OPTION 1 -- PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments recorded after the date of death; and reduced for any withdrawals in the same proportion that the withdrawal reduced contract value on the date of the withdrawal; or

     3. the contract value on the seventh contract anniversary, plus any Purchase Payments since the seventh contract anniversary; and reduced for any withdrawals since the seventh contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any purchase payments recorded after the date of death; and reduced for each withdrawal recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

OPTION 2 -- MAXIMUM ANNIVERSARY OPTION

The death benefit is the greatest of:

     1. the contract value at the time We receive all required paperwork and satisfactory proof of death; or

     2. Net Purchase Payments; or

     3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals since the contract anniversary in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to contract value at the time We receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of Option 2 if:

     - you are age 81 or older at the time of contract issue; or

     - you are age 90 or older at the time of your death.

The death benefit options on contracts issued before October 24, 2001 would be subject to a different calculation. Please see the Statement of Additional Information for details.

ESTATEPLUS

The EstatePlus benefit if elected may increase the death benefit amount. If you have earnings in your contract at the time of death, We will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Amount"), to the death benefit payable. The contract year of your death will determine the EstatePlus percentage and the Maximum EstatePlus percentage.

The table below provides the details if you are age 69 or younger at the time We issue your contract:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE         ESTATEPLUS AMOUNT
-------------------------------------------------------------
 Years 0 - 4       25% of Earnings      40% of Net Purchase
                                        Payments
-------------------------------------------------------------
 Years 5 - 9       40% of Earnings      65% of Net Purchase
                                        Payments*
-------------------------------------------------------------
 Years 10+         50% of Earnings      75% of Net Purchase
                                        Payments*
-------------------------------------------------------------

If you are between your 70th and 81st birthdays at the time We issue your contract the table below shows the available EstatePlus benefit:

-------------------------------------------------------------
 CONTRACT YEAR         ESTATEPLUS              MAXIMUM
    OF DEATH           PERCENTAGE         ESTATEPLUS AMOUNT
-------------------------------------------------------------
 All Contract      25% of Earnings      40% of Net Purchase
   Years                                Payments*
-------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Amount calculations.

We may offer different levels of this benefit based on the number of years you hold your contract and/or your age at the time of issue.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12 month periods beginning with the date your contract is issued and ending on the date of death.

What is the EstatePlus Percentage Amount?

We determine the amount of the EstatePlus benefit, based on a percentage of the earnings in your contract at the time of your death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If the earnings amount is negative, no EstatePlus amount will be added.

What is the Maximum EstatePlus Amount?

The EstatePlus benefit is subject to a maximum dollar amount. The maximum EstatePlus amount is equal to a percentage of your Net Purchase Payments.

You must elect EstatePlus at the time of contract application. Once elected, you may not terminate or change this election.

We assess a 0.25% fee for EstatePlus. On a daily basis We deduct this annual charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

EstatePlus is not available if you are age 81 or older at the time We issue your contract. Furthermore, a Continuing Spouse cannot benefit from EstatePlus if he/she is age 81 or older on the Continuation Date. SEE SPOUSAL CONTINUATION BELOW. The EstatePlus benefit is not payable after the latest Annuity Date. You may pay for the EstatePlus benefit and your beneficiary may never receive the benefit if you live past the latest Annuity Date. SEE INCOME OPTIONS ON BELOW.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. See your financial representative for information regarding availability.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE ESTATEPLUS BENEFIT (IN ITS ENTIRETY OR ANY COMPONENT AT ANY TIME) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

If you are the original owner of the contract and the Beneficiary is your spouse, your spouse may elect to continue the contract after your death. The spouse becomes the new owner ("Continuing Spouse"). Generally, the contract and its elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place upon the death of the original owner of the contract.

To the extent that the Continuing Spouse invests in the Variable Portfolios or MVA fixed accounts, they will be subject to investment risk as was the original owner.

Upon a spouse's continuation of the contract, We will contribute to the contract value an amount by which the death benefit that would have been paid to the beneficiary upon the death of the original owner exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date We receive both the Continuing Spouse's written request to continue the contract and proof of death of the original owner in a form satisfactory to Us ("Continuation Date"). The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except as explained in Appendix C. SEE APPENDIX C FOR FURTHER EXPLANATION OF THE DEATH BENEFIT CALCULATIONS FOLLOWING A SPOUSAL CONTINUATION.


Generally, the Continuing Spouse cannot change any contract provisions as the new owner. However, on the Continuation Date, the Continuing Spouse may terminate the original owner's election of EstatePlus. We will terminate EstatePlus if the Continuing Spouse is age 81 or older on the Continuation Date. If EstatePlus is terminated or if the Continuing Spouse dies after the latest Annuity Date, no EstatePlus benefit will be payable. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the Contract. SEE APPENDIX C FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

----------------------------------------------------------------
----------------------------------------------------------------
                                    EXPENSES
----------------------------------------------------------------
----------------------------------------------------------------

There are charges and expenses associated with your contract. These charges and expenses reduce your investment return. We will not increase the contract maintenance fee or the insurance and withdrawal charges under your contract. However, the investment charges under your contract may increase or decrease. Some states may require that We charge less than the amounts described below.

ANNUAL SEPARATE ACCOUNT EXPENSES

The Company deducts Annual Separate Account Expenses in the amount of 1.52%, annually of the value of your contract invested in the Variable Portfolios. We deduct the charge daily. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the administrative fees and charges assessed under the contract.

If these charges do not cover all of Our expenses, We will pay the difference. Likewise, if these charges exceed Our expenses, We will keep the difference. The Annual Separate Account Expenses are expected to result in a profit. Profit may be used for any legitimate cost or expense including distribution, depending upon market conditions.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every year. SEE ACCESS TO YOUR MONEY ABOVE. If you take money out in excess of the free withdrawal amount, you may incur a withdrawal charge. You may also incur a withdrawal charge upon a full surrender.

We apply a withdrawal charge against each Purchase Payment you put into the contract. After a Purchase Payment has been in the contract for 7 complete years, no withdrawal charge applies. The withdrawal charge equals a percentage of the Purchase Payment you take out of the contract. The withdrawal charge percentage declines each year a Purchase Payment is in the contract. The two withdrawal charge schedules are as follows:

WITHDRAWAL CHARGE

-----------------------------------------------------------------------------------------
      YEAR           1        2        3        4        5        6        7        8+
-----------------------------------------------------------------------------------------
 WITHDRAWAL
 CHARGE              7%       6%       5%       4%       3%       2%       1%       0%
-----------------------------------------------------------------------------------------

When calculating the withdrawal charge, We treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, We deduct the withdrawal charge from the money remaining in your contract. If you withdraw all of your contract value, We deduct any applicable withdrawal charges from the amount withdrawn.

We will not assess a withdrawal charge for money withdrawn to pay a death benefit or to pay contract fees or charges. We will not assess a withdrawal charge when you switch to the Income Phase, except when you elect to receive income payments using the Income Protector feature. If you elect to receive income payments using the Income Protector feature, We assess the entire withdrawal charge applicable to Purchase Payments remaining in your contract when calculating your income benefit base. SEE INCOME OPTIONS BELOW.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

INVESTMENT CHARGES

  INVESTMENT MANAGEMENT FEES

Charges are deducted from your Variable Portfolios for the advisory and other expenses of the Variable Portfolios. THE FEE TABLES ABOVE illustrate these charges and expenses. For more detailed information on these investment charges, refer to the prospectuses for the Trusts.

  SERVICE FEES

Shares of certain trusts may be subject to fees imposed under a distribution and/or servicing plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940. For SunAmerica Series Trust ("SAST"), under the distribution plan which is applicable to all class of shares, recaptured brokerage commissions will be used to make payments to AIG SunAmerica Capital Services, Inc., the SAST Distributor, to pay for various distribution activities on behalf of the SAST Portfolios. These distribution fees will not increase the cost of your investment or affect your return.

In addition, the 0.15% and 0.25% fee applicable to Class B of the Anchor Series Trust and the Class II shares of the Van Kampen Life Investment Trust, respectively, is generally used to pay financial intermediaries for services provided over the life of your contract.

For more detailed information on these Investment Charges, refer to the prospectuses for the American Funds Insurance Series, Anchor Series Trust, SunAmerica Series Trust and/or the Van Kampen Life Investment Trust.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, We subtract a contract maintenance fee from your account once per year. This charge compensates Us for the cost of contract administration. We deduct the $35 contract maintenance fee ($30 in North Dakota) from your account value on your contract anniversary. If you withdraw your entire contract value, We deduct the fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, We will waive the charge. This waiver is subject to change without notice.

TRANSFER FEE

Generally, We currently permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year ($10 in Pennsylvania and Texas). SEE INVESTMENT OPTIONS ABOVE.

OPTIONAL POLARIS INCOME REWARDS FEE

The annualized Polaris Income Rewards fee is calculated as a percentage of your Withdrawal Benefit Base. The fee will be assessed and deducted periodically from your contract value, starting on the first quarter following the Benefit Effective Date and ending upon the termination of the benefit. If your contract falls to zero before the benefit has been terminated, the fee will no longer be assessed.

TIME ELAPSED SINCE
BENEFIT EFFECTIVE DATE                                     ANNUALIZED FEE
----------------------                                     --------------
 0-7 years                                                     0.65%
 8+ years                                                      0.45%

OPTIONAL CAPITAL PROTECTOR FEE

The fee for the Capital Protector feature is as follow:

CONTRACT YEAR                                           ANNUALIZED CHARGE *
-------------                                           -------------------
 0-7                                                           0.50%
 8-10                                                          0.25%
 11+                                                            none

* As a percentage of your contract value minus Purchase Payments received after the 90th day since the purchase of your contract. The amount of this charge is subject to change at any time for prospectively issued contracts.

OPTIONAL ESTATEPLUS FEE

We charge 0.25% for the EstatePlus feature. On a daily basis we deduct this charge from the average daily ending value of the assets you have allocated to the Variable Portfolios.

OPTIONAL INCOME PROTECTOR FEE

The Income Protector Plus fee is as follows:

GROWTH RATE                            ANNUALIZE CHARGE
-----------                            ----------------
6%..................................         0.45%

The fee is deducted annually from your contract value. The Income Base Benefit is generally calculated by using your contract value on the date of your effective enrollment in the program and then each subsequent contract anniversary, adding Purchase Payments made since the prior contract anniversary, less proportional withdrawals, and fees and charges applied to the withdrawals.

PREMIUM TAX

Certain states charge the Company a tax on the premiums you pay into the contract ranging from 0% to 3.5%. We deduct from your contract these premium tax charges. Currently, We deduct the charge for premium taxes when you take a full withdrawal or begin the Income Phase of the contract. In the future, We may assess this deduction at the time you put Purchase Payment(s) into the contract or upon payment of a death benefit.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF CHARGES AND EXPENSES, AND ADDITIONAL AMOUNTS
CREDITED

Sometimes sales of the contracts to groups of similarly situated individuals may lower Our administrative and/or sales expenses. We reserve the right to reduce or waive certain charges and expenses when this type of sale occurs. In addition, We may also credit additional interest to policies sold to such groups. We determine which groups are eligible for such treatment. Some of the criteria We evaluate to make a determination are: size of the group; amount of expected Purchase Payments; relationship existing between Us and prospective purchaser; nature of the purchase; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that Our expenses will be reduced; and/or any other factors that We believe indicate that administrative and/or sales expenses may be reduced.

AIG SunAmerica may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives and immediate family members of all of those described.

We reserve the right to change or modify any such determination or the treatment applied to a particular group, at any time.

----------------------------------------------------------------
----------------------------------------------------------------
                                 INCOME OPTIONS
----------------------------------------------------------------
----------------------------------------------------------------

ANNUITY DATE

During the Income Phase, We use the money accumulated in your contract to make regular income payments to you. You may switch to the Income Phase any time after your second contract anniversary. You select the month and year you want income payments to begin. The first day of that month is the Annuity Date. You may change your Annuity Date, so long as you do so at least seven days before the income payments are scheduled to begin. Once you begin receiving income payments, you cannot change your income option. Except as indicated under Option 5 below, once you begin receiving income payments, you cannot otherwise access your money through a withdrawal or surrender.

Income payments must begin on or before your 95th birthday or on your tenth contract anniversary, whichever occurs later (latest Annuity Date). If you do not choose an Annuity Date, your income payments will automatically begin on this date. Certain states may require your income payments to start earlier.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences.

In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

INCOME OPTIONS

Currently, this Contract offers five income options unless you chose to take income under the Income Protector feature (see below). Other payout options may be available. Contact the Annuity Service Center for more information. If you elect to receive income payments but do not select an option, your income payments will be made in accordance with Option 4 for a period of 10 years. For income payments based on joint lives, We pay according to Option 3 for a period of 10 years.

We base Our calculation of income payments on the life of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify Us if the Annuitant dies before the Annuity Date and designate a new Annuitant.

     OPTION 1 - LIFE INCOME ANNUITY

This option provides income payments for the life of the Annuitant. Income payments stop when the Annuitant dies.

     OPTION 2 - JOINT AND SURVIVOR LIFE ANNUITY

This option provides income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, We will continue to make income payments during the lifetime of the survivor. Income payments stop when the survivor dies.

     OPTION 3 - JOINT AND SURVIVOR LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 years. If the Annuitant and the survivor die before all of the guaranteed income payments have been made, the remaining payments are made to the Beneficiary under your contract.

     OPTION 4 - LIFE ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 1 above. In addition, this option provides a guarantee that income payments will be made for at least 10 or 20 years. You select the number of years. If the Annuitant dies before all guaranteed income payments are made, the remaining income payments go to the Beneficiary under your contract.

     OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides income payments for a guaranteed period ranging from 5 to 30 years. If the Annuitant dies before all the guaranteed income payments are made, the remaining income payments are made to the Beneficiary under your contract. Additionally, if variable income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed income payments being made) may redeem any remaining guaranteed variable income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable income payments. If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

For information regarding Income Option's using the Income Protector feature, please see below. Please read the

Statement of Additional Information ("SAI") for a more detailed discussion of the income options.

FIXED OR VARIABLE INCOME PAYMENTS

You can choose income payments that are fixed, variable or both. Unless otherwise elected, if at the date when income payments begin you are invested in the Variable Portfolios only, your income payments will be variable and if your money is only in fixed accounts at that time, your income payments will be fixed in amount. Further, if you are invested in both fixed and variable investment options when income payments begin, your payments will be fixed and variable, unless otherwise elected. If income payments are fixed, AIG SunAmerica Life guarantees the amount of each payment. If the income payments are variable the amount is not guaranteed.

INCOME PAYMENTS

We make income payments on a monthly, quarterly, semiannual or annual basis. You instruct Us to send you a check or to have the payments directly deposited into your bank account. If state law allows, We distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if the selected income option results in income payments of less than $50 per payment, We may decrease the frequency of payments, state law allowing.

If you are invested in the Variable Portfolios after the Annuity date, your income payments vary depending on four things:

     - for life options, your age when payments begin; and

     - the value of your contract in the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive income payments.

If you are invested in both the fixed account options and the Variable Portfolios after the Annuity Date, the allocation of funds between the fixed and variable options also impacts the amount of your annuity payments.

The value of variable income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable income payments generally increase or decrease from one income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the income payments will increase and if it is less than the AIR, the income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

----------------------------------------------------------------
----------------------------------------------------------------
                                      TAXES
----------------------------------------------------------------
----------------------------------------------------------------

NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE SAI.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an individual retirement account, your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program or as an individual retirement account, your contract is referred to as a Qualified contract. Examples of qualified plans or arrangements are: Individual Retirement Accounts ("IRAs"), Roth IRAs, Tax-Sheltered Annuities (referred to as 403(b) contracts), plans of self-employed individuals (often referred to as H.R.10 Plans or Keogh Plans) and pension and profit sharing plans, including 401(k) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have cost basis in a Roth IRA, and you may have cost basis in a traditional IRA or in another Qualified Contract.

TAX TREATMENT OF DISTRIBUTIONS -- NON-QUALIFIED CONTRACTS

If you make a partial or total withdrawal from a Non-Qualified contract, the IRC treats such a withdrawal as first coming from the earnings and then as coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes are treated as being distributed before the earnings on those contributions. If you annuitize your contract, a portion of each income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment(s). Any portion of each income payment that is considered a return of your Purchase Payment will not be taxed. Withdrawn earnings are treated as income to you and are taxable. The IRC provides for a 10% penalty tax on any earnings that are withdrawn other than in conjunction with the following circumstances: (1) after reaching age 59 1/2; (2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) when paid in a series of substantially equal installments made for your life or for the joint lives of you and your Beneficiary; (5) under an immediate annuity; or
(6) which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS -- QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(B) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, with certain limited exceptions, any amount of money you take out as a withdrawal or as income payments is taxable income. In the case of certain Qualified contracts, the IRC further provides for a 10% penalty tax on any taxable withdrawal or income payment paid to you other than in conjunction with the following circumstances: (1) after reaching age 59 1/2;
(2) when paid to your Beneficiary after you die; (3) after you become disabled (as defined in the IRC); (4) in a series of substantially equal installments, made for your life or for the joint lives of you and your Beneficiary, that begins after separation from service with the employer sponsoring the plan; (5) to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care; (6) to fund higher education expenses (as defined in the IRC; only from an IRA); (7) to fund certain first-time home purchase expenses (only from an IRA); (8) when you separate from service after attaining age 55 (does not apply to an IRA); (9) when paid for health insurance, if you are unemployed and meet certain requirements; and (10) when paid to an alternate payee pursuant to a qualified domestic relations order. This 10% penalty tax does not apply to withdrawals or income payments from governmental 457(b) eligible deferred compensation plans, except to the extent that such withdrawals or income payments are attributable to a prior rollover to the plan (or earnings thereon) from another plan or arrangement that was subject to the 10% penalty tax.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions. Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Withdrawals from other Qualified Contracts are often limited by the IRC and by the employer's plan.

MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own an IRA, you must begin taking distributions when you attain age 70 1/2 regardless of when you separate from service from the employer sponsoring the plan. If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued new regulations, effective January 1, 2003, regarding required minimum distributions from qualified annuity contracts. One of the regulations requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. We are currently awaiting further clarification from the IRS on this regulation, including how the value of such benefits is determined. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits, the IRS may consider these benefits "incidental death benefits." The IRC imposes limits on the amount of the incidental death benefits allowable for Qualified contracts. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s)could result in taxable income to the owner of the Qualified contract. Furthermore, the IRC provides that the assets of an IRA (including a Roth IRA) may not be invested in life insurance, but may provide, in the case of death during the Accumulation Phase, for a death benefit payment equal to the greater of Purchase Payments or Contract Value. This contract offers death benefits, which may exceed the greater of Purchase Payments or Contract Value. If the IRS determines that these benefits are providing life insurance, the contract may not qualify as an IRA (including Roth IRAs). You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-Qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-Qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non- Qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-Qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the management of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the underlying investments must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-Qualified Contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." It is unknown to what extent owners are permitted to select investments, to make transfers among Variable Portfolios or the number and type of Variable Portfolios owners may select from. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the underlying Variable Portfolios. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified Contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified Contracts in the future.

----------------------------------------------------------------
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                                   PERFORMANCE
----------------------------------------------------------------
----------------------------------------------------------------

We advertise the Cash Management Portfolio's yield and effective yield. In addition, the other Variable Portfolios advertise total return, gross yield and yield-to-maturity. These figures represent past performance of the Variable Portfolios. These performance numbers do not indicate future results.

When We advertise performance for periods prior to the date the contracts were first issued, We derive the figures from the performance of the corresponding portfolios for the Trusts, if available. We modify these numbers to reflect charges and expenses as if the subaccount was in existence during the period stated in the advertisement. Figures calculated in this manner do not represent actual historic performance of the particular Variable Portfolio.

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                                OTHER INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

AIG SUNAMERICA LIFE

AIG SunAmerica Life is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, AIG SunAmerica Life redomesticated under the laws of the state of Arizona.

AIG SunAmerica Life and its affiliates, SunAmerica Life Insurance Company, First SunAmerica Life Insurance Company, AIG SunAmerica Asset Management Corp., and the AIG Advisors Group, Inc. (comprising six wholly owned broker-dealers and two investment advisors), specialize in retirement savings and investment products and services. Business focuses include fixed and variable annuities, mutual funds and broker-dealer services.
THE SEPARATE ACCOUNT

AIG SunAmerica Life established Variable Separate Account ("Separate Account"), under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

AIG SunAmerica Life owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by AIG SunAmerica Life. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of AIG SunAmerica Life.

THE GENERAL ACCOUNT

Money allocated to the fixed account options goes into AIG SunAmerica Life's general account. The general account consists of all of AIG SunAmerica Life's assets other than assets attributable to a separate account. All of the assets in the general account are chargeable with the claims of any AIG SunAmerica contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

  PAYMENTS TO BROKER-DEALERS

Registered representatives of broker-dealers sell the contract. We pay commissions to the broker-dealers for the sale of your contract ("Contract Commissions"). There are different structures by which a broker-dealer can choose to have their Contract Commissions paid. For example, as one option, we may pay upfront Contract Commission, only, that may be up to a maximum 8% of each Purchase Payment you invest (which may include promotional amounts). Another option may be a lower upfront Contract Commission on each Purchase Payment, with a trail commission of up to a maximum 1.50% of contract value annually. We pay Contract Commissions directly to the broker-dealer with whom your registered representative is affiliated. Registered representatives may receive a portion of these amounts we pay in accordance with any agreement in place between the registered representative and his/her broker-dealer firm.

We (or our affiliates) may pay broker-dealers or permitted third parties cash or non-cash compensation, including reimbursement of expenses incurred in connection with the sale of these contracts. These payments may be intended to reimburse for specific expenses incurred or may be based on sales, certain assets under management or longevity of assets invested with us. For example, we may pay additional amounts in connection with contracts that remain invested with us for a particular period of time. We enter into such arrangements in our discretion and we may negotiate customized arrangements with firms, including affiliated and non-affiliated broker-dealers based on various factors. Promotional incentives may change at any time.

We do not deduct these amounts directly from your Purchase Payments. We anticipate recovering these amounts from the fees and charges collected under the contract. Certain compensation payments may increase our cost of doing business in a particular firm and may result in higher contractual fees and charges if you purchase your contract through such a firm. See EXPENSES above.

AIG SunAmerica Capital Services, Inc., Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SunAmerica Capital Services, an affiliate of AIG SunAmerica Life, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. No underwriting fees are paid in connection with the distribution of the contracts.

  PAYMENTS WE RECEIVE

In addition to amounts received pursuant to established 12b-1 Plans, we may receive compensation of up to 0.50% from the investment advisers, subadvisers or their affiliates of certain of the underlying Trusts and/or portfolios for services related to the availability of the underlying portfolios in the contract. Furthermore, certain advisers and/or subadvisers may offset the costs we incur for training to support sales of the underlying funds in the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact Our Annuity Service Center at 1-800-445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the accumulation phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, We send confirmations immediately. It is your responsibility to review these documents carefully and notify Us of any inaccuracies immediately. We investigate all inquiries. To the extent that We believe We made an error, We retroactively adjust your contract, provided you notify Us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments We deem warranted are made as of the time We receive notice of the error.

LEGAL PROCEEDINGS

There are no pending legal proceedings affecting the Separate Account. AIG SunAmerica Life engages in various kinds of routine litigation. In management's opinion these matters are not of material importance to the Company's total assets nor are they material with respect to the Separate Account.

OWNERSHIP

The Polaris Protector Variable Annuity is a Flexible Payment Group Deferred Annuity contract. We issue a group contract to a contract holder for the benefit of the participants in the group. As a participant in the group, you will receive a certificate which evidences your ownership. As used in this prospectus, the term contract refers to your certificate. In some states, a Flexible Payment Individual Modified Guaranteed and Variable Deferred Annuity contract is available instead. Such a contract is identical to the contract described in this prospectus, with the exception that We issue it directly to the owner.

INDEPENDENT ACCOUNTANTS

The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 and financial statements of Variable Separate Account at December 31, 2003 and for each of the two years in the period ended December 31, 2003, are incorporated by reference in this prospectus in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

REGISTRATION STATEMENT

A registration statement has been filed with the SEC under the Securities Act of 1933 relating to the contract. This prospectus does not contain all the information in the registration statement as permitted by SEC regulations. The omitted information can be obtained from the SEC's principal office in Washington, D.C., upon payment of a prescribed fee.

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----------------------------------------------------------------
                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
----------------------------------------------------------------
----------------------------------------------------------------

Additional information concerning the operations of the Separate Account is contained in a Statement of Additional Information ("SAI"), which is available without charge upon written request addressed to Us at Our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are tabulated below.

Separate Account..............................     3
General Account...............................     3
Performance Data..............................     4
Income Payments...............................     8
Income Protector..............................     8
Annuity Unit Values...........................     8
Death Benefit Options for Contracts Issued
  Before October 24, 2001.....................    11
Taxes.........................................    12
Distribution of Contracts.....................    17
Financial Statements..........................    17

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
             POLARIS PROTECTOR - APPENDIX A - CONDENSED FINANCIALS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                                                                    FISCAL YEAR       FISCAL YEAR
                                                                 INCEPTION TO         ENDING            ENDING
                         PORTFOLIOS                                12/31/01          12/31/02          12/31/03
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
  Capital Appreciation (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $35.378        (a) $33.909       (a) $25.789
                                                               (b) $35.378        (b) $33.891       (b) $25.714
        Ending AUV..........................................   (a) $33.909        (a) $25.789       (a) $33.545
                                                               (b) $33.891        (b) $25.714       (b) $33.362
        Ending Number of AUs................................   (a) 57,357         (a) 411,825       (a) 1,002,274
                                                               (b) 40,519         (b) 126,035       (b) 182,069
-------------------------------------------------------------------------------------------------------------------
  Government and Quality Bond (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $14.915        (a) $15.323       (a) $16.470
                                                               (b) $14.915        (b) $15.319       (b) $16.426
        Ending AUV..........................................   (a) $15.323        (a) $16.470       (a) $16.606
                                                               (b) $15.319        (b) $16.426       (b) $16.519
        Ending Number of AUs................................   (a) 182,387        (a) 1,104,013     (a) 3,006,271
                                                               (b) 55,393         (b) 293,673       (b) 422,912
-------------------------------------------------------------------------------------------------------------------
  Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $27.961        (a) $27.233       (a) $20.847
                                                               (b) $27.961        (b) $27.215       (b) $20.781
        Ending AUV..........................................   (a) $27.233        (a) $20.847       (a) $26.637
                                                               (b) $27.215        (b) $20.781       (b) $26.486
        Ending Number of AUs................................   (a) 95,475         (a) 407,920       (a) 1,049,425
                                                               (b) 33,517         (b) 135,685       (b) 207,688
-------------------------------------------------------------------------------------------------------------------
  Natural Resources (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $14.651        (a) $14.352       (a) $15.297
                                                               (b) $14.651        (b) $14.309       (b) $15.213
        Ending AUV..........................................   (a) $14.352        (a) $15.297       (a) $22.221
                                                               (b) $14.309        (b) $15.213       (b) $22.044
        Ending Number of AUs................................   (a) 6,723          (a) 76,250        (a) 174,706
                                                               (b) 7,978          (b) 27,269        (b) 35,442
-------------------------------------------------------------------------------------------------------------------
  Aggressive Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $15.970        (a) $13.627       (a) $10.091
                                                               (b) $15.970        (b) $13.621       (b) $10.062
        Ending AUV..........................................   (a) $13.627        (a) $10.091       (a) $12.750
                                                               (b) $13.621        (b) $10.062       (b) $12.680
        Ending Number of AUs................................   (a) 24,470         (a) 108,313       (a) 281,937
                                                               (b) 8,317          (b) 28,071        (b) 36,212
-------------------------------------------------------------------------------------------------------------------
  Alliance Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $32.786        (a) $32.462       (a) $21.935
                                                               (b) $32.786        (b) $32.395       (b) $21.836
        Ending AUV..........................................   (a) $32.462        (a) $21.935       (a) $27.140
                                                               (b) $32.395        (b) $21.836       (b) $26.949
        Ending Number of AUs................................   (a) 69,203         (a) 356,812       (a) 800,815
                                                               (b) 41,761         (b) 114,562       (b) 156,024
-------------------------------------------------------------------------------------------------------------------
  Asset Allocation (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $18.647        (a) $18.608       (a) $16.920
                                                               (b) $18.647        (b) $18.608       (b) $16.878
        Ending AUV..........................................   (a) $18.608        (a) $16.920       (a) $20.478
                                                               (b) $18.608        (b) $16.878       (b) $20.377
        Ending Number of AUs................................   (a) 12,080         (a) 139,639       (a) 329,270
                                                               (b) 17,628         (b) 93,143        (b) 114,393
-------------------------------------------------------------------------------------------------------------------
  Blue Chip Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $7.199         (a) $6.701        (a) $4.662
                                                               (b) $7.199         (b) $6.695        (b) $4.647
        Ending AUV..........................................   (a) $6.701         (a) $4.662        (a) $5.778
                                                               (b) $6.695         (b) $4.647        (b) $5.744
        Ending Number of AUs................................   (a) 45,266         (a) 444,444       (a) 957,272
                                                               (b) 10,628         (b) 88,552        (b) 177,855
-------------------------------------------------------------------------------------------------------------------
  Cash Management (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $12.987        (a) $13.058       (a) $13.015
                                                               (b) $12.987        (b) $13.065       (b) $12.989
        Ending AUV..........................................   (a) $13.058        (a) $13.015       (a) $12.886
                                                               (b) $13.065        (b) $12.989       (b) $12.828
        Ending Number of AUs................................   (a) 87,024         (a) 759,591       (a) 1,669,439
                                                               (b) 27,659         (b) 119,357       (b) 267,647
-------------------------------------------------------------------------------------------------------------------
  Corporate Bond (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $13.663        (a) $13.972       (a) $14.765
                                                               (b) $13.663        (b) $13.952       (b) $14.707
        Ending AUV..........................................   (a) $13.972        (a) $14.765       (a) $16.255
                                                               (b) $13.952        (b) $14.707       (b) $16.151
        Ending Number of AUs................................   (a) 84,809         (a) 495,428       (a) 1,006,283
                                                               (b) 30,474         (b) 105,488       (b) 166,674
-------------------------------------------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                                    FISCAL YEAR       FISCAL YEAR
                                                                 INCEPTION TO         ENDING            ENDING
                         PORTFOLIOS                                12/31/01          12/31/02          12/31/03
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Davis Venture Value (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $27.129        (a) $26.207       (a) $21.459
                                                               (b) $27.129        (b) $26.174       (b) $21.378
        Ending AUV..........................................   (a) $26.207        (a) $21.459       (a) $28.093
                                                               (b) $26.174        (b) $21.378       (b) $27.918
        Ending Number of AUs................................   (a) 140,690        (a) 916,367       (a) 2,021,684
                                                               (b) 88,681         (b) 280,682       (b) 376,849
-------------------------------------------------------------------------------------------------------------------
  "Dogs" of Wall Street (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $9.376         (a) $9.703        (a) $8.916
                                                               (b) $9.376         (b) $9.680        (b) $8.875
        Ending AUV..........................................   (a) $9.703         (a) $8.916        (a) $10.525
                                                               (b) $9.680         (b) $8.875        (b) $10.450
        Ending Number of AUs................................   (a) 34,535         (a) 303,241       (a) 912,254
                                                               (b) 43,315         (b) 191,173       (b) 197,356
-------------------------------------------------------------------------------------------------------------------
  Emerging Market (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $6.428         (a) $6.535        (a) $5.967
                                                               (b) $6.428         (b) $6.530        (b) $5.949
        Ending AUV..........................................   (a) $6.535         (a) $5.967        (a) $8.956
                                                               (b) $6.530         (b) $5.949        (b) $8.907
        Ending Number of AUs................................   (a) 16,167         (a) 118,745       (a) 272,246
                                                               (b) 4,402          (b) 36,235        (b) 73,058
-------------------------------------------------------------------------------------------------------------------
  Federated American Leaders (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $16.876        (a) $16.380       (a) $12.924
                                                               (b) $16.876        (b) $16.377       (b) $12.889
        Ending AUV..........................................   (a) $16.380        (a) $12.924       (a) $16.215
                                                               (b) $16.377        (b) $12.889       (b) $16.131
        Ending Number of AUs................................   (a) 42,438         (a) 248,336       (a) 359,761
                                                               (b) 27,106         (b) 98,980        (b) 104,359
-------------------------------------------------------------------------------------------------------------------
  Foreign Value (Inception Date - 08/01/02)
        Beginning AUV.......................................       --             (a) $10.000       (a) $9.405
                                                                   --             (b) $10.000       (b) $9.392
        Ending AUV..........................................       --             (a) $9.405        (a) $12.469
                                                                   --             (b) $9.392        (b) $12.420
        Ending Number of AUs................................       --             (a) 128,664       (a) 1,726,235
                                                                   --             (b) 20,374        (b) 162,932
-------------------------------------------------------------------------------------------------------------------
  Global Bond (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $15.461        (a) $15.662       (a) $16.321
                                                               (b) $15.461        (b) $15.648       (b) $16.264
        Ending AUV..........................................   (a) $15.662        (a) $16.321       (a) $16.621
                                                               (b) $15.648        (b) $16.264       (b) $16.523
        Ending Number of AUs................................   (a) 18,266         (a) 82,945        (a) 253,367
                                                               (b) 6,241          (b) 20,260        (b) 35,142
-------------------------------------------------------------------------------------------------------------------
  Global Equities (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $17.986        (a) $17.477       (a) $12.570
                                                               (b) $17.986        (b) $17.447       (b) $12.518
        Ending AUV..........................................   (a) $17.477        (a) $12.570       (a) $15.638
                                                               (b) $17.447        (b) $12.518       (b) $15.535
        Ending Number of AUs................................   (a) 17,274         (a) 115,049       (a) 190,930
                                                               (b) 17,126         (b) 44,507        (b) 48,308
-------------------------------------------------------------------------------------------------------------------
  Goldman Sachs Research (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $8.100         (a) $7.171        (a) $5.072
                                                               (b) $8.100         (b) $7.168        (b) $5.057
        Ending AUV..........................................   (a) $7.171         (a) $5.072        (a) $6.247
                                                               (b) $7.168         (b) $5.057        (b) $6.212
        Ending Number of AUs................................   (a) 56,741         (a) 227,765       (a) 422,614
                                                               (b) 18,651         (b) 65,369        (b) 76,646
-------------------------------------------------------------------------------------------------------------------
  Growth-Income (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $28.878        (a) $26.800       (a) $20.783
                                                               (b) $28.878        (b) $26.794       (b) $20.726
        Ending AUV..........................................   (a) $26.800        (a) $20.783       (a) $25.679
                                                               (b) $26.794        (b) $20.726       (b) $25.545
        Ending Number of AUs................................   (a) 58,446         (a) 232,737       (a) 370,888
                                                               (b) 22,034         (b) 83,192        (b) 100,799
-------------------------------------------------------------------------------------------------------------------
  Growth Opportunities (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $6.256         (a) $5.813        (a) $3.443
                                                               (b) $6.256         (b) $5.804        (b) $3.426
        Ending AUV..........................................   (a) $5.813         (a) $3.443        (a) $4.570
                                                               (b) $5.804         (b) $3.426        (b) $4.537
        Ending Number of AUs................................   (a) 11,133         (a) 139,519       (a) 444,429
                                                               (b) 2,227          (b) 58,604        (b) 86,201
-------------------------------------------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                                    FISCAL YEAR       FISCAL YEAR
                                                                 INCEPTION TO         ENDING            ENDING
                         PORTFOLIOS                                12/31/01          12/31/02          12/31/03
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
  High-Yield Bond (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $13.172        (a) $12.506       (a) $11.584
                                                               (b) $13.172        (b) $12.495       (b) $11.546
        Ending AUV..........................................   (a) $12.506        (a) $11.584       (a) $14.990
                                                               (b) $12.495        (b) $11.546       (b) $14.901
        Ending Number of AUs................................   (a) 28,392         (a) 276,498       (a) 1,024,507
                                                               (b) 24,531         (b) 88,751        (b) 149,914
-------------------------------------------------------------------------------------------------------------------
  International Diversified Equities (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $11.125        (a) $10.216       (a) $7.171
                                                               (b) $11.125        (b) $10.168       (b) $7.139
        Ending AUV..........................................   (a) $10.216        (a) $7.171        (a) $9.290
                                                               (b) $10.168        (b) $7.139        (b) $9.228
        Ending Number of AUs................................   (a) 31,777         (a) 255,409       (a) 1,604,946
                                                               (b) 9,019          (b) 63,592        (b) 176,119
-------------------------------------------------------------------------------------------------------------------
  International Growth & Income (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $11.372        (a) $10.751       (a) $8.363
                                                               (b) $11.372        (b) $10.746       (b) $8.342
        Ending AUV..........................................   (a) $10.751        (a) $8.363        (a) $11.262
                                                               (b) $10.746        (b) $8.342        (b) $11.205
        Ending Number of AUs................................   (a) 55,380         (a) 412,663       (a) 810,321
                                                               (b) 13,292         (b) 69,373        (b) 103,557
-------------------------------------------------------------------------------------------------------------------
  Marsico Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $8.889         (a) $8.515        (a) $7.430
                                                               (b) $8.889         (b) $8.519        (b) $7.416
        Ending AUV..........................................   (a) $8.515         (a) $7.430        (a) $9.516
                                                               (b) $8.519         (b) $7.416        (b) $9.474
        Ending Number of AUs................................   (a) 32,122         (a) 546,873       (a) 1,857,877
                                                               (b) 29,102         (b) 109,334       (b) 313,015
-------------------------------------------------------------------------------------------------------------------
  MFS Massachusetts Investors Trust (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $20.217        (a) $19.217       (a) $14.933
                                                               (b) $20.217        (b) $19.204       (b) $14.886
        Ending AUV..........................................   (a) $19.217        (a) $14.933       (a) $17.988
                                                               (b) $19.204        (b) $14.886       (b) $17.887
        Ending Number of AUs................................   (a) 44,800         (a) 232,656       (a) 533,410
                                                               (b) 18,861         (b) 61,081        (b) 90,081
-------------------------------------------------------------------------------------------------------------------
  MFS Mid-Cap Growth (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $15.227        (a) $13.408       (a) $6.966
                                                               (b) $15.227        (b) $13.395       (b) $6.942
        Ending AUV..........................................   (a) $13.408        (a) $6.966        (a) $9.402
                                                               (b) $13.395        (b) $6.942        (b) $9.346
        Ending Number of AUs................................   (a) 124,477        (a) 749,300       (a) 1,850,689
                                                               (b) 59,733         (b) 240,427       (b) 360,746
-------------------------------------------------------------------------------------------------------------------
  MFS Total Return (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $21.154        (a) $21.220       (a) $19.857
                                                               (b) $21.154        (b) $21.203       (b) $19.791
        Ending AUV..........................................   (a) $21.220        (a) $19.857       (a) $22.822
                                                               (b) $21.203        (b) $19.791       (b) $22.689
        Ending Number of AUs................................   (a) 176,345        (a) 1,128,163     (a) 2,122,567
                                                               (b) 60,404         (b) 255,045       (b) 305,095
-------------------------------------------------------------------------------------------------------------------
  Putnam Growth: Voyager (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $21.065        (a) $19.070       (a) $13.792
                                                               (b) $21.065        (b) $19.066       (b) $13.755
        Ending AUV..........................................   (a) $19.070        (a) $13.792       (a) $16.822
                                                               (b) $19.066        (b) $13.755       (b) $16.735
        Ending Number of AUs................................   (a) 29,656         (a) 141,320       (a) 217,609
                                                               (b) 13,984         (b) 33,957        (b) 32,284
-------------------------------------------------------------------------------------------------------------------
  Real Estate (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $11.241        (a) $11.340       (a) $11.843
                                                               (b) $11.241        (b) $11.318       (b) $11.792
        Ending AUV..........................................   (a) $11.340        (a) $11.843       (a) $16.072
                                                               (b) $11.318        (b) $11.792       (b) $15.964
        Ending Number of AUs................................   (a) 8,714          (a) 141,718       (a) 397,561
                                                               (b) 5,515          (b) 43,008        (b) 73,741
-------------------------------------------------------------------------------------------------------------------
  Small and Mid Cap Value (Inception Date - 8/1/02)
        Beginning AUV.......................................       --             (a) $10.000       (a) $10.120
                                                                   --             (b) $10.000       (b) $10.107
        Ending AUV..........................................       --             (a) $10.120       (a) $13.599
                                                                   --             (b) $10.107       (b) $13.549
        Ending Number of AUs................................       --             (a) 130,241       (a) 1,108,911
                                                                   --             (b) 34,296        (b) 129,075
-------------------------------------------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                                    FISCAL YEAR       FISCAL YEAR
                                                                 INCEPTION TO         ENDING            ENDING
                         PORTFOLIOS                                12/31/01          12/31/02          12/31/03
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
SunAmerica Balanced (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $15.626        (a) $15.005       (a) $12.518
                                                               (b) $15.626        (b) $15.005       (b) $12.486
        Ending AUV..........................................   (a) $15.005        (a) $12.518       (a) $14.172
                                                               (b) $15.005        (b) $12.486       (b) $14.100
        Ending Number of AUs................................   (a) 21,847         (a) 213,983       (a) 409,060
                                                               (b) 8,873          (b) 70,328        (b) 87,959
-------------------------------------------------------------------------------------------------------------------
  Technology (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $4.018         (a) $3.450        (a) $1.718
                                                               (b) $4.018         (b) $3.451        (b) $1.715
        Ending AUV..........................................   (a) $3.450         (a) $1.718        (a) $2.548
                                                               (b) $3.451         (b) $1.715        (b) $2.536
        Ending Number of AUs................................   (a) 96,029         (a) 492,985       (a) 1,412,247
                                                               (b) 26,355         (b) 123,296       (b) 364,829
-------------------------------------------------------------------------------------------------------------------
  Telecom Utility (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $12.848        (a) $11.507       (a) $8.627
                                                               (b) $12.848        (b) $11.516       (b) $8.613
        Ending AUV..........................................   (a) $11.507        (a) $8.627        (a) $10.077
                                                               (b) $11.516        (b) $8.613        (b) $10.035
        Ending Number of AUs................................   (a) 22,050         (a) 56,939        (a) 95,511
                                                               (b) 12,265         (b) 26,641        (b) 36,357
-------------------------------------------------------------------------------------------------------------------
  Worldwide High Income (Inception Date - 07/09/01)
        Beginning AUV.......................................   (a) $14.490        (a) $14.301       (a) $13.999
                                                               (b) $14.490        (b) $14.287       (b) $13.949
        Ending AUV..........................................   (a) $14.301        (a) $13.999       (a) $17.339
                                                               (b) $14.287        (b) $13.949       (b) $17.234
        Ending Number of AUs................................   (a) 6,503          (a) 35,156        (a) 168,672
                                                               (b) 1,845          (b) 6,592         (b) 12,122
-------------------------------------------------------------------------------------------------------------------
  American Funds Insurance Series - Global Growth (Inception
    Date - 07/28/03)
        Beginning AUV.......................................       --                 --            (a) $12.479
                                                                   --                 --            (b) $12.447
        Ending AUV..........................................       --                 --            (a) $14.590
                                                                   --                 --            (b) $14.537
        Ending Number of AUs................................       --                 --            (a) 226,548
                                                                   --                 --            (b) 23,594
-------------------------------------------------------------------------------------------------------------------
  American Funds Insurance Series - Growth (Inception
    Date - 07/28/03)
        Beginning AUV.......................................       --                 --            (a) $13.167
                                                                   --                 --            (b) $13.139
        Ending AUV..........................................       --                 --            (a) $14.667
                                                                   --                 --            (b) $14.621
        Ending Number of AUs................................       --                 --            (a) 490,066
                                                                   --                 --            (b) 34,304
-------------------------------------------------------------------------------------------------------------------
  American Funds Insurance Series - Growth - Income (Inception
    Date - 07/28/03)
        Beginning AUV.......................................       --                 --            (a) $12.590
                                                                   --                 --            (b) $12.560
        Ending AUV..........................................       --                 --            (a) $14.197
                                                                   --                 --            (b) $14.148
        Ending Number of AUs................................       --                 --            (a) 578,250
                                                                   --                 --            (b) 45,865
-------------------------------------------------------------------------------------------------------------------
  Lord Abbett Series Fund Growth and Income (Inception
    Date - 08/01/02)
        Beginning AUV.......................................       --             (a) $10.000       (a) $8.180
                                                                   --             (b) $10.000       (b) $8.159
        Ending AUV..........................................       --             (a) $8.180        (a) $10.556
                                                                   --             (b) $8.159        (b) $10.503
        Ending Number of AUs................................       --             (a) 114,464       (a) 961,782
                                                                   --             (b) 17,790        (b) 84,978
-------------------------------------------------------------------------------------------------------------------
  Van Kampen LIT Comstock, Class II Shares (Inception
    Date - 11/05/01)
        Beginning AUV.......................................   (a) --             (a) $10.231       (a) $8.101
                                                               (b) $10.00         (b) $10.234       (b) $8.094
        Ending AUV..........................................   (a) --             (a) $8.101        (a) $10.434
                                                               (b) $10.234        (b) $8.094        (b) $10.399
        Ending Number of AUs................................   (a) --             (a) 351,589       (a) 1,211,030
                                                               (b) 6,865          (b) 101,386       (b) 137,517
-------------------------------------------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

                                                                                    FISCAL YEAR       FISCAL YEAR
                                                                 INCEPTION TO         ENDING            ENDING
                         PORTFOLIOS                                12/31/01          12/31/02          12/31/03
-------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------
Van Kampen LIT Emerging Growth, Class II Shares (Inception
Date - 01/10/02)
        Beginning AUV.......................................   (a) --             (a) $10.426       (a) $6.916
                                                               (b) --             (b) $10.437       (b) $6.906
        Ending AUV..........................................   (a) --             (a) $6.916        (a) $8.654
                                                               (b) --             (b) $6.906        (b) $8.619
        Ending Number of AUs................................   (a) --             (a) 158,923       (a) 474,097
                                                               (b) --             (b) 52,408        (b) 58,443
-------------------------------------------------------------------------------------------------------------------
  Van Kampen LIT Growth and Income, Class II Shares (Inception
    Date - 11/05/01)
        Beginning AUV.......................................   (a) --             (a) $10.533       (a) $8.826
                                                               (b) $10.00         (b) $10.537       (b) $8.820
        Ending AUV..........................................   (a) --             (a) $8.826        (a) $11.100
                                                               (b) $10.537        (b) $8.820        (b) $11.064
        Ending Number of AUs................................   (a) --             (a) 256,369       (a) 1,677,825
                                                               (b) 6,616          (b) 80,239        (b) 253,274
-------------------------------------------------------------------------------------------------------------------

              AU - Accumulation Unit
              AUV - Accumulation Unit Value
              (a) Without election of the optional EstatePlus feature
              (b) With election of the optional EstatePlus feature

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX B - MARKET VALUE ADJUSTMENT ("MVA") AND FIXED ADVANTAGE 7 OPTION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Multi-year FAGPs may not be available if you purchased your contract on or after June 1, 2004. If you take money out of any available multi-year FAGP, before the end of the guarantee period, We make an adjustment to your contract. We refer to the adjustment as a market value adjustment ("MVA"). The MVA does not apply to any available one-year fixed account option. The MVA reflects any difference in the interest rate environment between the time you place your money in the FAGP and the time when you withdraw or transfer that money. This adjustment can increase or decrease your contract value. Generally, if interest rates drop between the time you put your money into a FAGP and the time you take it out, We credit a positive adjustment to your contract. Conversely, if interest rates increase during the same period, We post a negative adjustment to your contract. You have 30 days after the end of each guarantee period to reallocate your funds without incurring any MVA.

The information in this Appendix applies only if you take money out of a FAGP with duration longer than 1-year before the end of the guarantee period.

We calculate the MVA by doing a comparison between current rates and the rate being credited to you in the FAGP. For the current rate We use a rate being offered by Us for a guarantee period that is equal to the time remaining in the FAGP from which you seek withdrawal (rounded up to a full number of years). If we are not currently offering a guarantee period for that period of time, We determine an applicable rate by using a formula to arrive at a number based on the interest rates currently offered for the two closest periods available.

Where the MVA is negative, We first deduct the adjustment from any money remaining in the FAGP. If there is not enough money in the FAGP to meet the negative deduction, We deduct the remainder from your withdrawal. Where the MVA is positive, We add the adjustment to your withdrawal amount. If a withdrawal charge applies, it is deducted before the MVA calculation. The MVA is assessed on the amount withdrawn less any withdrawal charges.

The MVA is computed by multiplying the amount withdrawn, transferred or taken under an income option by the following factor:

                             [(1+I/(1+J+L)]N/12 - 1
  where:

        I is the interest rate you are earning on the money invested in the FAGP;

        J is the interest rate then currently available for the period of time equal to the number of years remaining in the term you initially agreed to leave your money in the FAGP; and

        N is the number of full months remaining in the term you initially agreed to leave your money in the FAGP.

        L is 0.005 (some states require a different value, see your Contract).

We do not assess a MVA against withdrawals from a FAGP under the following circumstances:

     - If a withdrawal is made within 30 days after the end of a guarantee period;

     -   If a withdrawal is made to pay contract fees and charges;

     -   To pay a death benefit; and

     -   Upon beginning an income option, if occurring on the Latest Annuity
         Date.

EXAMPLES OF THE MVA

    The purpose of the examples below is to show how the MVA adjustments are calculated and may not reflect the
Guarantee periods available or Surrender Charges applicable under your contract.

The examples below assume the following:

     (1) You made an initial Purchase Payment of $10,000 and allocated it to a FAGP at a rate of 5%;

     (2) You make a partial withdrawal of $4,000 when 1 1/2 years (18 months) remain in the term you initially agreed to leave your money in the FAGP (N = 18); and

     (3) You have not made any other transfers, additional Purchase Payments, or withdrawals.

     (4) You contract was issued in a state where L = 0.005.

POSITIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls within the free look amount.

The MVA factor is = [(1+I/(1+J+0.005)]N/12 - 1
                  = [(1.05)/(1.04+0.005)]18/12 - 1
                  = (1.004785)(1.5) - 1
                  = 1.007186 - 1
                  = + 0.007186

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (+0.007186) = +$28.74

$28.74 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, NO WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. No withdrawal charge is reflected in this example, assuming that the Purchase Payment withdrawn falls with the free withdrawal amount.

The MVA factor is = [(1+I)/(1+J+0.005)](N/12) - 1
                  = [(1.05)/(1.06+0.005)](18/12) - 1
                  = (0.985915)(1.5) - 1
                  = 0.978948 - 1
                  = -0.021052

The requested withdrawal amount is multiplied by the MVA factor to determine the
MVA:
                         $4,000 X (-0.021052) = -$84.21

$84.21 represents the negative MVA that will be deducted from the money remaining in the 3-year FAGP.

POSITIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 3.5% and the 3-year FAGP is 4.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 4%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(I+J+0.005)](N/12) - 1
                  = [(1.05)/(1.04+0.005)](18/12) - 1
                  = (1.004785)(1.5) - 1
                  = 1.007186 - 1
                  = +0.007186

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (+0.007186) = +$27.02

$27.02 represents the positive MVA that would be added to the withdrawal.

NEGATIVE ADJUSTMENT, WITHDRAWAL CHARGE APPLIES

Assume that on the date of withdrawal, the interest rate in effect for new Purchase Payments in the 1-year FAGP is 5.5% and the 3-year FAGP is 6.5%. By linear interpolation, the interest rate for the remaining 2 years (1 1/2 years rounded up to the next full year) in the contract is calculated to be 6%. A withdrawal charge of 6% is reflected in this example, assuming that the Purchase Payment withdrawn exceeds the free withdrawal amount.

The MVA factor is = [(1+I)/(I+J+0.005)](N/12) - 1
                  = [(1.05)/(1.06+0.005)](18/12) - 1
                  = (0.985915)(1.5) - 1
                  = 0.978948 - 1
                  =-0.021052

The requested withdrawal amount, less the withdrawal charge ($4,000 - 6% = $3,760) is multiplied by the MVA factor to determine the MVA:
                         $3,760 X (-0.021052) = -$79.16

$79.16 represents the negative MVA that would be deducted from the withdrawal.

FIXED ADVANTAGE 7 ACCOUNT OPTION

If you purchased your contract before May 3, 2004, Fixed Advantage 7 is an additional seven-year fixed account option available in your contract and will generally offer a different interest rate than the other fixed account options in your contract. Only Purchase Payments made during the first 90 days following issuance of your contract can be invested in Fixed Advantage 7. If you inadvertently allocate any Purchase Payments to Fixed Advantage 7 after the first 90 days of your contract, We will automatically allocate those funds into the 1-year fixed account option until We receive further instruction from you. At the end of the 7-year guarantee period, the entire balance in Fixed Advantage 7 will be automatically transferred into the 1-year fixed account option unless We receive allocation instructions from you. These automatic transfers do not count against the number of free annual transfers.

You cannot transfer money out of Fixed Advantage 7 prior to the end of the 7-year guarantee period; however, you may elect to systematically transfer the interest earned in this account to other Variable Portfolios at any time either monthly, quarterly, semi-annually or annually. If you make a full or partial withdrawal from your contract, you will be subject to a market value adjustment on all funds invested in the multi-year fixed accounts including Fixed Advantage 7 and any applicable surrender charges. SEE MARKET VALUE ADJUSTMENT IN APPENDIX B.

You will not be subject to a market value adjustment if:

     (1) you systematically transfer interest earned to other Variable Portfolios as part of the DCA program;

     (2) a death benefit is paid;

     (3) any withdrawal is made to pay fees or charges; or

     (4) any amount automatically transferred at the end of the guarantee period.

FIXED ADVANTAGE 7 MAY NOT BE AVAILABLE IN ALL STATES.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX C - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

Capitalized terms used in this Appendix have the same meaning as they have in prospectus.

The term "Continuation Net Purchase Payment" is used frequently to describe the death benefit options payable to the beneficiary of the Continuing Spouse. We define Continuation Net Purchase Payment as Net Purchase Payments made as of the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawal, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

The term "withdrawals" as used in describing the death benefit options below is defined as withdrawals and any fees and charges applicable to those withdrawals.

The following details the death benefit options and EstatePlus benefit upon the Continuing Spouse's death:

The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract and the age of the Continuing Spouse as of the Continuation Date.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1. Purchase Payment Accumulation Option

          If the original owner of the contract elected Option 1, Purchase Payment Accumulation Option, and the Continuing Spouse is age 74 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or
          b. Contract value on the Continuation Date plus Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death; reduced for any withdrawals and increased by any Continuation Net Purchase Payments received after the Continuing Spouse's 75th birthday to the earlier of the Continuing Spouse's 86th birthday or date of death; or
          c. Contract value on the seventh contract anniversary (from the issue date of the original owner), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, plus any Net Purchase Payments received between the seventh contract anniversary date but prior to the Continuing Spouse's 86th birthday.

          If the Continuing Spouse is age 75-82 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or
          b. Contract value on the Continuation Date plus any Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or
          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, plus any Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greatest of:

          a. Contract value; or
          b. the lesser of:

             (1) Contract value on the Continuation Date plus Continuation Net
                 Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older as of the Continuation Date and the original owner of the contract elected the Purchase Payment Accumulation death benefit, the death benefit will be equal to the contract value.

     2. Maximum Anniversary Value Option

          If the original owner of the contract elected Option 2, Maximum Anniversary Option, and the Continuing Spouse is age 82 or younger on the Continuation Date, then upon the death of the Continuing Spouse, the death benefit will be the greatest of:

          a. Contract value; or
          b. Contract value on the Continuation Date plus Continuation Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or
          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's

             83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, plus any Purchase Payments received since that anniversary date but prior to the Continuing Spouse's 86th birthday, and reduced for any withdrawals since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of withdrawal.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the greater of:

          a. Contract value; or
          b. the lesser of:

             (3) Contract value on the Continuation Date plus any Continuation
                 Net Purchase Payments received prior to the Continuing Spouse's 86th birthday; or

             (4) 125% of the contract value.

          If the Continuing Spouse is age 86 or older at the time of death, under the Maximum Anniversary death benefit, their Beneficiary will receive only the contract value.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued on or before May 31, 2004.

B. THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit may increase the death benefit amount. The EstatePlus benefit is only available if the original owner elected EstatePlus and it has not been terminated. If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable, based on the number of years the Continuing Spouse has held the contract since the Continuation Date. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger and a Continuation Contribution is added, the table below shows the available EstatePlus benefit:

-------------------------------------------------------------------
 CONTRACT YEAR          ESTATEPLUS                 MAXIMUM
    OF DEATH            PERCENTAGE            ESTATEPLUS AMOUNT
-------------------------------------------------------------------
 Years (0-4)       25% of Earnings         40% of Continuation Net
                                           Purchase Payments
-------------------------------------------------------------------
 Years (5-9)       40% of Earnings         65% of Continuation Net
                                           Purchase Payments*
-------------------------------------------------------------------
 Years (10+)       50% of Earnings         75% of Continuation Net
                                           Purchase Payments*
-------------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between your 70th and 81st birthdays and a Continuation Contribution is added, table below shows the available EstatePlus benefit:

-------------------------------------------------------------------
 CONTRACT YEAR          ESTATEPLUS                 MAXIMUM
    OF DEATH            PERCENTAGE            ESTATEPLUS AMOUNT
-------------------------------------------------------------------
 All Contract      25% of Earnings         40% of Continuation Net
   Years                                   Purchase Payments*
-------------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum Estate Plus Percentage calculation.

If a Continuation Contribution is not added on the Continuation Date, the Continuing Spouse's age as of the original contract issue date is used to calculate the EstatePlus benefit, if any.

What is the Contract Year of Death?
Contract Year of Death is the number of full 12 month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death.

What is the EstatePlus amount?
We determine the EstatePlus amount based upon a percentage of earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings are defined as (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?
The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus amount is a percentage of the Continuation Net Purchase Payments.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   APPENDIX D - HYPOTHETICAL EXAMPLE OF THE OPERATION OF THE INCOME PROTECTOR
                                    FEATURE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                    POLARIS PROTECTOR INCOME PROTECTOR PLUS

This table assumes a $100,000 initial investment in a non-qualified contract with no further premiums, no withdrawals, no step-ups and no premium taxes; and the election of the optional 6% Income Protector Plus at contract issue.

--------------------------------------------------------------------------------------------
                     ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARY
  IF AT ISSUE                   10         11         12         15         19         20
    YOU ARE        1 - 9     (AGE 70)   (AGE 71)   (AGE 72)   (AGE 75)   (AGE 79)   (AGE 80)
--------------------------------------------------------------------------------------------
Male                   N/A     12,529     13,645     14,874     19,240     26,976     29,288
age 60*
--------------------------------------------------------------------------------------------
Female                 N/A     11,110     12,119     13,232     17,284     24,725     26,978
age 60*
--------------------------------------------------------------------------------------------
Male, Age 60           N/A      9,563     10,342     11,156     14,005     18,626     19,936
Female, Age 60**
--------------------------------------------------------------------------------------------

 * Life Annuity with 10 Year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector may not be available in your state. Please consult your financial adviser for information regarding availability of this program in your state.

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Protector Variable Annuity Statement of Additional Information to:

              (Please print or type and fill in all information.)

        ------------------------------------------------------------------------
        Name

        ------------------------------------------------------------------------
        Address

        ------------------------------------------------------------------------
        City/State/Zip

Date:  ------------------------------  Signed:  ------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 52499, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                                                As filed pursuant to Rule 497
                                                under the Securities Act of 1933
                                                Registration No. 333-102906
                                                                 811-03859






                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------


                   FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS

                                    ISSUED BY

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                               IN CONNECTION WITH

                            VARIABLE SEPARATE ACCOUNT

                      (POLARIS PROTECTOR VARIABLE ANNUITY)








This Statement of Additional Information is not a prospectus; it should be read with the prospectus, dated May 3, 2004, relating to the annuity contracts described above. A copy of the prospectus may be obtained without charge by calling (800) 445-SUN2 or writing us at:

                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                             ANNUITY SERVICE CENTER
                                 P.O. BOX 54299
                       LOS ANGELES, CALIFORNIA 90054-0299



                                  May 3, 2004

                                TABLE OF CONTENTS

                                                                   PAGE
                                                                   ----
Separate Account.................................................    3

General Account..................................................    3

Performance Data ................................................    4

Income Payments..................................................    8

Income Protector.................................................    8

Annuity Unit Values..............................................    8

Death Benefit Options for Contracts Issued Before
  October 24, 2001...............................................   11

Taxes............................................................   12

Distribution of Contracts........................................   17

Financial Statements.............................................   17


                                SEPARATE ACCOUNT
                                ----------------

     Variable Separate Account ("Separate Account") was originally established by AIG SunAmerica Life Assurance Company ("AIG SunAmerica" or "Company") under Arizona law on January 1, 1996 when it assumed the separate account, originally established under California law on June 25, 1981. The separate account meets the definition of a "separate account" under the federal securities laws and is registered with the Securities and Exchange Commission (the "SEC") as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision of the management of the separate account or the Company by the SEC.

     The assets of the separate account are the property of the Company. However, the assets of the separate account, equal to its reserves and other contract liabilities, are not chargeable with liabilities arising out of any other business the Company may conduct. Income, gains, and losses, whether or not realized, from assets allocated to the separate account are credited to or charged against the separate account without regard to other income, gains, or losses of the Company.

     The separate account is divided into Variable Portfolios, with the assets of each Variable Portfolio invested in the shares of one of the underlying funds. The Company does not guarantee the investment performance of the separate account, its Variable Portfolios or the underlying funds. Values allocated to the separate account and the amount of variable Income Payments will vary with the values of shares of the underlying funds, and are also reduced by contract charges.

     The basic objective of a variable annuity contract is to provide variable Income Payments which will be to some degree responsive to changes in the economic environment, including inflationary forces and changes in rates of return available from various types of investments. The contract is designed to seek to accomplish this objective by providing that variable Income Payments will reflect the investment performance of the separate account with respect to amounts allocated to it both before and after the Annuity Date. Since the separate account is always fully invested in shares of the underlying funds, its investment performance reflects the investment performance of those entities. The values of such shares held by the separate account fluctuate and are subject to the risks of changing economic conditions as well as the risk inherent in the ability of the underlying funds' managements to make necessary changes in their funds to anticipate changes in economic conditions. Therefore, the owner bears the entire investment risk that the basic objectives of the contract may not be realized, and that the adverse effects of inflation may not be lessened. There can be no assurance that the aggregate amount of variable Income Payments will equal or exceed the Purchase Payments made with respect to a particular account for the reasons described above, or because of the premature death of an Annuitant.

     Another important feature of the contract related to its basic objective is the Company's promise that the dollar amount of variable Income Payments made during the lifetime of the Annuitant will not be adversely affected by the actual mortality experience of the Company or by the actual expenses incurred by the Company in excess of expense deductions provided for in the contract (although the Company does not guarantee the amounts of the variable Income Payments).

                                 GENERAL ACCOUNT
                                 ---------------

     The general account is made up of all of the general assets of the Company other than those allocated to the separate account or any other segregated asset account of the Company. Your contract may offer Fixed Account Guarantee Periods ("FAGP") to which you may allocate certain Purchase Payments or contract value. Available guarantee periods may be for different lengths of time (such as 1, 3 or 5 years) and may have different guaranteed interest rates. If you do not elect to participate in the Polaris Rewards program, we may also offer the specific Dollar Cost Averaging Fixed Accounts ("DCAFA"). Assets supporting amounts allocated to fixed account options become part of the Company's general account assets and are available to fund the claims of all classes of customers of the Company, as well as of its creditors. Accordingly, all of the Company's assets held in the general account will be available to fund the Company's obligations under the contracts as well as such other claims.

     The Company will invest the assets of the general account in the manner chosen by the Company and allowed by applicable state laws regarding the nature and quality of investments that may be made by life insurance companies and the percentage of their assets that may be committed to any particular type of investment. In general, these laws permit investments, within specified limits and subject to certain qualifications, in federal, state and municipal obligations, corporate bonds, preferred and common stocks, real estate mortgages, real estate and certain other investments.


                                PERFORMANCE DATA
                                ----------------

     From time to time the separate account may advertise the Cash Management Portfolio's "yield" and "effective yield." Both yield figures are based on historical earnings and are not intended to indicate future performance. The "yield" of the Cash Management Portfolio refers to the net income generated for a contract funded by an investment in the Cash Management Portfolio (which invests in shares of the Cash Management Portfolio of SunAmerica Series Trust) over a seven-day period (which period will be stated in the advertisement). This income is then "annualized." That is, the amount of income generated by the investment during that week is assumed to be generated each week over a 52-week period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Cash Management Portfolio is assumed to be reinvested at the end of each seven day period. The "effective yield" will be slightly higher than the "yield" because of the compounding effect of this assumed reinvestment. Neither the yield nor the effective yield takes into consideration the effect of any capital changes that might have occurred during the seven day period, nor do they reflect the impact of premium taxes or any withdrawal charges. The impact of other recurring charges (including the mortality and expense risk charge, distribution expense charge and contract maintenance fee) on both yield figures is, however, reflected in them to the same extent it would affect the yield (or effective yield) for a contract of average size.

     In addition, the separate account may advertise "total return" data for Variable Portfolios (including the Cash Management portfolio). A Variable Portfolio is a sub-account of the separate account which provides for the variable investment options available under the contract. Like the yield figures described above, total return figures are based on historical data and are not intended to indicate future performance. The "total return" is a computed rate of return that, when compounded annually over a stated period of time and applied to a hypothetical initial investment in a Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period (assuming a complete redemption of the contract at the end of the period). Recurring contract charges are reflected in the total return figures in the same manner as they are reflected in the yield data for contracts funded through the Cash Management Portfolio.

     In calculating hypothetical adjusted historical performance, for periods starting prior to the date the Variable Portfolios first became available through the Separate Account, the total return data for the Variable Portfolios of the Separate Account will be derived from the performance of the corresponding underlying funds of American Funds Insurance Series, Anchor Series Trust, SunAmerica Series Trust, Lord Abbett Series Fund, Inc. and Van Kampen Life Investment Trust ("Trusts"), modified to reflect the charges and expenses as if the contract had been in existence since the inception date of each respective Trusts' underlying funds. Further, returns shown are for the original class of shares of the Trusts (Class 1 for the Anchor Series and SunAmerica Series Trust and Class I for the Van Kampen Life Investment Trust), adjusted to reflect the fees and charges of the available class of shares (Class 2 or 3 and Class II respectively) until performance for the available class becomes available. However, the actual shares purchased under this contract are the second class. Returns of the available class will be lower than those of the original class since the available class of shares is subject to service fees of 0.15% for Class 2 in the Anchor Series and SunAmerica Series Trusts and 0.25% in the Van Kampen Life Investment Trust. The inception date of the Class 2 shares in Anchor Series and SunAmerica Series Trusts is July 9, 2001 and the inception date of the Class II shares of Van Kampen Life Investment Trust is September 18, 2000. In some cases a particular Variable Portfolio may have been available in another contract funded through this separate account. If the Variable Portfolio was incepted in this separate account prior to the offering of this contract, we report standardized contract performance adjusted for the fees and charges on this contract. Performance figures similarly adjusted but based on the underlying Trusts' performance (outside of this separate account) should not be construed to be actual historical performance of the relevant separate account Variable Portfolio. Rather, they are intended to indicate the historical performance of the corresponding underlying funds of the Trusts, adjusted to provide direct comparability to the performance of the Variable Portfolios after the date the contracts were first offered to the public (which will reflect the effect of fees and charges imposed under the contracts). We commonly refer to these performance calculations as hypothetical adjusted historical returns. The Trusts have served since their inception as underlying investment media for separate accounts of other insurance companies in connection with variable contracts not having the same fee and charge schedules as those imposed under the contracts.

     Performance data for the various Variable Portfolios are computed in the manner described below.

CASH MANAGEMENT PORTFOLIO


     Current yield is computed by first determining the Base Period Return attributable to a hypothetical contract having a balance of one Accumulation Unit at the beginning of a 7 day period using the formula:

     For contracts without the Principal Rewards Program:
     ----------------------------------------------------

          Base Period Return = (EV-SV-CMF)/(SV)

     For contracts with the Principal Rewards Program:
     -------------------------------------------------

          Base Period Return = (EV-SV-CMF+E)/(SV)

          where:

          SV     =   value of one Accumulation Unit at the start of a 7 day
                     period

          EV     =   value of one Accumulation Unit at the end of the 7 day
                     period

          CMF    =   an allocated portion of the $35 annual contract maintenance fee, prorated for 7 days

          E      =   Premium Enhancement Rate, prorated for 7 days

     The change in the value of an Accumulation Unit during the 7 day period reflects the income received, minus any expenses accrued, during such 7 day period. The Contract Maintenance Fee (CMF) is first allocated among the Variable Portfolios and the general account so that each Variable Portfolio's allocated portion of the charge is proportional to the percentage of the number of contract owners' accounts that have money allocated to that Variable Portfolio. The portion of the charge allocable to the Cash Management Portfolio is further reduced, for purposes of the yield computation, by multiplying it by the ratio that the value of the hypothetical contract bears to the value of an account of average size for contracts funded by the Cash Management Portfolio. Finally, the result is multiplied by the fraction 7/365 to arrive at the portion attributable to the 7 day period.

     The current yield is then obtained by annualizing the Base Period Return:

     Current Yield = (Base Period Return) x (365/7)

     The Cash Management Portfolio also quotes an "effective yield" that differs from the current yield given above in that it takes into account the effect of dividend reinvestment in the underlying fund. The effective yield, like the current yield, is derived from the Base Period Return over a 7 day period. However, the effective yield accounts for dividend reinvestment by compounding the current yield according to the formula:

                                                365/7
     Effective Yield = [(Base Period Return + 1)      - 1]

     The yield quoted should not be considered a representation of the yield of the Cash Management Portfolio in the future since the yield is not fixed. Actual yields will depend on the type, quality and maturities of the investments held by the underlying fund and changes in interest rates on such investments.

     Yield information may be useful in reviewing the performance of the Cash Management Portfolio and for providing a basis for comparison with other investment alternatives. However, the Cash Management Portfolio's yield fluctuates, unlike bank deposits or other investments that typically pay a fixed yield for a stated period of time.

OTHER VARIABLE PORTFOLIOS

     The Variable Portfolios of the separate account other than the Cash Management Portfolio compute their performance data as "total return."

     The total returns since each Variable Portfolio's inception date, for a 1-year period and, if applicable, for a 5-year period, are shown on the following two pages, both with and without an assumed complete redemption at the end of the stated period. Total returns for contracts without the Principal Rewards Program begin on page 13 and total returns for contracts with the Principal Rewards Program begin on page 15.

     Standardized performance for the Variable Portfolios available in this contract reflect total returns using the method of computation discussed below:

o Using the seven year surrender charge schedule available on contracts issued without the Principal Rewards Program. No enhancement is reflected under the calculation, as the Payment Enhancement is not available unless the Principal Rewards Program is elected; AND

o Using the nine year surrender charge schedule available on contracts issued with the Principal Rewards Program, including the minimum Upfront Payment Enhancement of 2% of Purchase Payments and calculating the value after redemption only based on the initial $1,000 Purchase Payment.

     We may, from time to time, advertise other variations of performance along with the standardized performance as described above. We may, in sales literature, show performance only applicable to one surrender charge schedule to a contract holder who has already purchased the contract with or without the Principal Rewards Program. However, we will not report performance for the contract featuring the Principal Rewards program, unless net of withdrawal charges.

     These rates of return do not reflect election of the optional features.
As a fee is charged for these features, the rates of return would be lower if these features were included in the calculations. Total return figures are based on historical data and are not intended to indicate future performance.

Total return figures are based on historical data and are not intended to indicate future performance.


     Total return for a Variable Portfolio represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical initial investment in a contract funded by that Variable Portfolio made at the beginning of the period, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. The total rate of return (T) is computed so that it satisfies the formula:

     For contracts without the Polaris Rewards Program:
     --------------------------------------------------

                      n
                P(1+T)  = ERV

     For contracts with the Polaris Rewards Program:
     -----------------------------------------------

                             n
                [P(1+E)](1+T)  = ERV

where:            P     =   a hypothetical initial payment of $1,000
                  T     =   average annual total return
                  n     =   number of years
                  E     =   Payment Enhancement Rate
                ERV     =   ending redeemable value of a hypothetical $1,000
                            payment made at the beginning of the 1, 5, or 10 year period as of the end of the period
                            (or fractional portion thereof).

     The total return figures reflect the effect of recurring charges, as discussed herein. Recurring charges are taken into account in a manner similar to that used for the yield computations for the Cash Management Portfolio, described above. As with the Cash Management Portfolio yield figures, total return figures are derived from historical data and are not intended to be a projection of future performance.

PORTFOLIO ALLOCATOR MODELS PERFORMANCE

The separate account also computes "total return" data for each of the Portfolio Allocator models. Each model is comprised of a combination of Variable Portfolios available under the contract using various asset classes based on historical asset class performance.

Total return for a Portfolio Allocator model represents a single computed annual rate of return that, when compounded annually over a specified time period (one, five, and ten years, or since inception) and applied to a hypothetical investment in a contract, will produce the same contract value at the end of the period that the hypothetical investment would have produced over the same period. It is assumed that the initial hypothetical investment is made on the model inception date and rebalanced in accordance with the model on each reevaluation date. The model inception date is the date when the model was first offered for investment.

The formula assumes that: (1) all recurring fees have been charged to the contract owner's accounts; (2) all applicable non-recurring charges are deducted at the beginning of the period in question; and (3) there will be a complete redemption at the end of the period in question.

                 P (1 + T) (n)  =  ERV

                 P   =    contract value at the beginning of period n

                 T   =    average annual total return for the period in question

                 n = number of years, either 1-year, 5-year, or 10-year period in question (or fractional period thereof). For a period less than one year, n is equal to 1.

                 ERV = redeemable value (as of the end of the stated period in question) of a hypothetical investment made on the inception date of the model. The initial investment is allocated to the specific portfolios in the applicable model based on the stated percentages applicable during that time and it is reallocated on the reevaluation date of March 31. Ending redeemable value is calculated based on the sum of units and ending unit value of each portfolio at the time of redemption.

                                 INCOME PAYMENTS
                                 ---------------

INITIAL MONTHLY INCOME PAYMENTS

     The initial Income Payment is determined by applying separately that portion of the contract value allocated to the fixed account options and the Variable Portfolio(s), less any premium tax, and then applying it to the annuity table specified in the contract for fixed and variable Income Payments. Those tables are based on a set amount per $1,000 of proceeds applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the annuity option selected.

     The dollars applied are then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. In the case of a variable annuity, that amount is divided by the value of an Annuity Unit as of the Annuity Date to establish the number of Annuity Units representing each variable Income Payment. The number of Annuity Units determined for the first variable Income Payment remains constant for the second and subsequent monthly variable Income Payments, assuming that no reallocation of contract values is made.

SUBSEQUENT MONTHLY PAYMENTS

     For fixed Income Payments, the amount of the second and each subsequent monthly Income Payment is the same as that determined above for the first monthly payment.

     For variable Income Payments, the amount of the second and each subsequent monthly Income Payment is determined by multiplying the number of Annuity Units, as determined in connection with the determination of the initial monthly payment, above, by the Annuity Unit value as of the day preceding the date on which each Income Payment is due.

INCOME PAYMENTS UNDER THE INCOME PROTECTOR FEATURE

     If contract holders elect to begin Income Payments using the Income Protector feature, the income benefit base is determined as described in the prospectus. The initial Income Payment is determined by applying the income benefit base to the annuity table specifically designated for use in conjunction with the Income Protector feature, either in the contract or in the endorsement to the contract. Those tables are based on a set amount per $1,000 of income benefit base applied. The appropriate rate must be determined by the sex (except where, as in the case of certain Qualified contracts and other employer-sponsored retirement plans, such classification is not permitted) and age of the Annuitant and designated second person, if any, and the Income Option selected.

     The income benefit base is applied then divided by 1,000 and the result multiplied by the appropriate annuity factor appearing in the table to compute the amount of the first monthly Income Payment. The amount of the second and each subsequent income payment is the same as that determined above for the first monthly payment.


                    POLARIS PROTECTOR BASE INCOME PROTECTOR

This table assumes a $100,000 initial investment in a non-qualified contract with no further premiums, no withdrawals, no step-ups and no premium taxes; and the election of optional Base Income Protector at contract issue.

--------------------------------------------------------------------------------------------
                     ANNUAL INCOME IF YOU ANNUITIZE ON THE FOLLOWING CONTRACT ANNIVERSARY
  IF AT ISSUE                   10         11         12         15         19         20
    YOU ARE        1 - 9     (AGE 70)   (AGE 71)   (AGE 72)   (AGE 75)   (AGE 79)   (AGE 80)
--------------------------------------------------------------------------------------------
Male                   N/A      6,672      6,864      7,080      7,716      8,616      8,832
age 60*
--------------------------------------------------------------------------------------------
Female                 N/A      5,880      6,060      6,252      6,900      7,860      8,112
age 60*
--------------------------------------------------------------------------------------------
Joint**
Male -- 60             N/A      5,028      5,136      5,244      5,544      5,868      5,928
Female -- 60
--------------------------------------------------------------------------------------------

 * Life Annuity with 10 Year Period Certain
** Joint and 100% Survivor Annuity with 20 Year Period Certain

The Income Protector may not be available in your state. Please consult your financial adviser for information regarding availability of this program in your state.


                               ANNUITY UNIT VALUES
                               -------------------

     The value of an Annuity Unit is determined independently for each Variable Portfolio.

     The annuity tables contained in the contract are based on a 3.5% per annum assumed investment rate. If the actual net investment rate experienced by a Variable Portfolio exceeds 3.5%, variable Income Payments derived from allocations to that Variable Portfolio will increase over time. Conversely, if the actual rate is less than 3.5%, variable Income Payments will decrease over time. If the net investment rate equals 3.5%, the variable Income Payments will remain constant. If a higher assumed investment rate had been used, the initial monthly payment would be higher, but the actual net investment rate would also have to be higher in order for Income Payments to increase (or not to decrease).

     The payee receives the value of a fixed number of Annuity Units each month. The value of a fixed number of Annuity Units will reflect the investment performance of the Variable Portfolios elected, and the amount of each Income Payment will vary accordingly.

     For each Variable Portfolio, the value of an Annuity Unit is determined by multiplying the Annuity Unit value for the preceding month by the Net Investment Factor for the month for which the Annuity Unit value is being calculated. The result is then multiplied by a second factor which offsets the effect of the assumed net investment rate of 3.5% per annum which is assumed in the annuity tables contained in the contract.

NET INVESTMENT FACTOR

     The Net Investment Factor ("NIF") is an index applied to measure the net investment performance of a Variable Portfolio from one day to the next. The NIF may be greater or less than or equal to one; therefore, the value of an Annuity Unit may increase, decrease or remain the same.

     The NIF for any Variable Portfolio for a certain month is determined by dividing (a) by (b) where:

     (a) is the Accumulation Unit value of the Variable Portfolio determined as of the end of that month, and

     (b) is the Accumulation Unit value of the Variable Portfolio determined as of the end of the preceding month.

     The NIF for a Variable Portfolio for a given month is a measure of the net investment performance of the Variable Portfolio from the end of the prior month to the end of the given month. A NIF of 1.000 results in no change; a NIF greater than 1.000 results in an increase; and a NIF less than 1.000 results in a decrease. The NIF is increased (or decreased) in accordance with the increases (or decreases, respectively) in the value of a share of the underlying fund in which the Variable Portfolio invests; it is also reduced by separate account asset charges.

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that one share of a given Variable Portfolio had an Accumulation Unit value of $11.46 as of the close of the New York Stock Exchange ("NYSE") on the last business day in September; that its Accumulation Unit value had been $11.44 at the close of the NYSE on the last business day at the end of the previous month. The NIF for the month of September is:

                    NIF = ($11.46/$11.44)

                        = 1.00174825

     The change in Annuity Unit value for a Variable Portfolio from one month to the next is determined in part by multiplying the Annuity Unit value at the prior month end by the NIF for that Variable Portfolio for the new month. In addition, however, the result of that computation must also be multiplied by an additional factor that takes into account, and neutralizes, the assumed investment rate of 3.5 percent per annum upon which the Income Payment tables are based. For example, if the net investment rate for a Variable Portfolio (reflected in the NIF) were equal to the assumed investment rate, the variable Income Payments should remain constant (i.e., the Annuity Unit value should not change). The monthly factor that neutralizes the assumed investment rate of 3.5 percent per annum is:

                            (1/12)
                  1/[(1.035)      ] = 0.99713732

     In the example given above, if the Annuity Unit value for the Variable Portfolio was $10.103523 on the last business day in August, the Annuity Unit value on the last business day in September would have been:

                 $10.103523 x 1.00174825 x 0.99713732 = $10.092213

     To determine the initial payment, the initial annuity payment for variable annuitization is calculated based on our mortality expectations and an assumed interest rate (AIR) of 3.5%. Thus the initial variable annuity payment is the same as the initial payment for a fixed interest payout annuity calculated at an effective rate of 3.5%.

     The NIF measures the performance of the funds that are basis for the amount of future annuity payments. This performance is compared to the AIR, and if the growth in the NIF is the same as the AIR rate the payment remains the same as the prior month. If the rate of growth of the NIF is different than the AIR, then the payment is changed proportionately to the ratio (1+NIF) / (1+AIR), calculated on a monthly basis. If the NIF is greater than the AIR, then this proportion is less that one and payments are decreased.

VARIABLE INCOME PAYMENTS

     ILLUSTRATIVE EXAMPLE
     --------------------

     Assume that a male owner, P, owns a contract in connection with which P has allocated all of his contract value to a single Variable Portfolio. P is also the sole Annuitant and, at age 60, has elected to annuitize his contract under Option 4, a Life Annuity With 120 Monthly Payments Guaranteed. As of the last valuation preceding the Annuity Date, P's Account was credited with 7543.2456 Accumulation Units each having a value of $15.432655, (i.e., P's account value is equal to 7543.2456 x $15.432655 = $116,412.31). Assume also that the Annuity Unit value for the Variable Portfolio on that same date is $13.256932, and that the Annuity Unit value on the day immediately prior to the second Income Payment date is $13.327695.

     P's first variable Income Payment is determined from the annuity factor tables in P's contract, using the information assumed above. From these tables, which supply monthly annuity factors for each $1,000 of applied contract value, P's first variable Income Payment is determined by multiplying the factor of $4.92 (Option 4 tables, male Annuitant age 60 at the Annuity Date) by the result of dividing P's account value by $1,000:

              First Payment = $4.92 x ($116,412.31/$1,000) = $572.75

     The number of P's Annuity Units (which will be fixed; i.e., it will not change unless he transfers his Account to another Account) is also determined at this time and is equal to the amount of the first variable Income Payment divided by the value of an Annuity Unit on the day immediately prior to annuitization:

              Annuity Units = $572.75/$13.256932 = 43.203812

     P's second variable Income Payment is determined by multiplying the number of Annuity Units by the Annuity Unit value as of the day immediately prior to the second payment due date:

              Second Payment = 43.203812 x $13.327695 = $575.81

     The third and subsequent variable Income Payments are computed in a manner similar to the second variable Income Payment.

     Note that the amount of the first variable Income Payment depends on the contract value in the relevant Variable Portfolio on the Annuity Date and thus reflects the investment performance of the Variable Portfolio net of fees and charges during the Accumulation Phase. The amount of that payment determines the number of Annuity Units, which will remain constant during the Annuity Phase (assuming no transfers from the Variable Portfolio). The net investment performance of the Variable Portfolio during the Annuity Phase is reflected in continuing changes during this phase in the Annuity Unit value, which determines the amounts of the second and subsequent variable Income Payments.

       DEATH BENEFIT OPTIONS FOR CONTRACTS ISSUED BEFORE OCTOBER 24, 2001

The following details the death benefit options for contracts issued before October 24, 2001:

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greater of:

  1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

  2. total Purchase Payments less withdrawals, compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death; or

  3. the contract value on the seventh contract anniversary, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if age 70 or older at the time of contract issue) plus any Purchase Payments less withdrawals recorded after the date of death.

OPTION 2 - MAXIMUM ANNIVERSARY OPTION

The death benefit is the greater of:

  1. the contract value at the time we receive all required paperwork and satisfactory proof of death; or

  2. total Purchase Payments less any withdrawals; or

  3. the maximum anniversary value on any contract anniversary prior to your 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments and less any withdrawals, since that contract anniversary.

If you are age 90 or older at the time of death and selected the Option 2 death benefit, the death benefit will be equal to the contract value at the time we receive all required paperwork and satisfactory proof of death. Accordingly, you do not get the advantage of option 2 if:

     - you are age 81 or older at the time of contract issue, or

     - you are age 90 or older at the time of your death.

The following details the death benefit options upon the Continuing Spouse's death for contracts issued before October 24, 2001:

A. DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1. Purchase Payment Accumulation Option

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. The contract value on the Continuation Date (including the Continuation Contribution) plus any Purchase Payments minus any withdrawals made since the Continuation Date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse is age 70 or older on the Continuation Date) plus any Purchase Payments less withdrawals recorded after the date of death. The Continuation Contribution is considered a Purchase Payment received on the Continuation Date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Purchase Payments minus withdrawals made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments minus withdrawals recorded after the date of death; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments and less any withdrawals, since the seventh contract anniversary, all compounded at a 4% annual growth rate until the date of death (3% growth rate if the Continuing Spouse was age 70 or older on the Contract Issue Date) plus any Purchase Payments less withdrawals recorded after the date of death.

     2. Maximum Anniversary Option -- if the Continuing Spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments plus Purchase Payments made since the Continuation Date; and reduced for withdrawals in the same proportion that the contract value was reduced on the date of such withdrawal; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any withdrawals recorded since that contract anniversary in the same proportion that the withdrawal reduced the contract value on the date of the withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

         "SPOUSAL CONTINUATION PROVISIONS IF YOU PURCHASED YOUR CONTRACT
                   BETWEEN OCTOBER 24, 2001 AND MAY 31, 2004"

     The term Continuation Net Purchase Payments is used frequently to describe the death benefits payable to the beneficiary of the Continuing Spouse for contracts issued on or after October 24, 2001. We define Continuation Net Purchase Payments as Net Purchase Payments made on and/or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution.

     The term "Gross Withdrawals" as used in describing the death benefit option below is defined as withdrawals and the fees and charges applicable to those withdrawals.

     The following describes the death benefit options following spousal continuation for contracts issued on or after October 24, 2001:

     1. PURCHASE PAYMENT ACCUMULATION OPTION

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the Continuation Date) plus any Purchase Payments recorded after the date of death; and reduced by any Gross Withdrawals recorded after the date of death in the same proportion that the Gross Withdrawal reduced the contract value on the date of each withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary and reduced for any Gross Withdrawals recorded after the seventh contract anniversary in the same proportion that the Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the Continuation
             Date) plus any Purchase Payments; and reduced for any withdrawals recorded after the date of death in the same proportion that each withdrawal reduced the contract value on the date of the withdrawal.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greater of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments made from the original contract issue date compounded to the date of death at a 4% annual growth rate, (3% growth rate if the Continuing Spouse was age 70 or older on the original contract issue date) plus any Purchase Payments recorded after the date of death; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the withdrawal; or

          c. The contract value on the seventh contract anniversary following the original issue date of the contract, plus any Purchase Payments since the seventh contract anniversary; and reduced for any Gross Withdrawals since the seventh contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal, all compounded at a 4% annual growth rate until the date of death (3% annual growth rate if the Continuing Spouse is age 70 or older on the contract issue date) plus any Purchase Payments; and reduced for any Gross Withdrawals recorded after the date of death in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal.

     2. MAXIMUM ANNIVERSARY VALUE OPTION -- if the continuing spouse is below age 90 at the time of death, and:

          If a Continuation Contribution is added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Continuation Net Purchase Payments; or

          c. The maximum anniversary value on any contract anniversary occurring after the Continuation Date and prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments made since that contract anniversary; and reduced for any Gross Withdrawals recorded since the contract anniversary in the same proportion that each Gross Withdrawal reduced the contract value on the date of the Gross Withdrawal. Contract anniversary is defined as any anniversary following the full 12 month period after the original contract issue date.

          If a Continuation Contribution is not added on the Continuation Date, the death benefit is the greatest of:

          a. The contract value on the date we receive all required paperwork and satisfactory proof of the Continuing Spouse's death; or

          b. Net Purchase Payments received since the original issue date; or

          c. The maximum anniversary value on any contract anniversary from the original contract issue date prior to the Continuing Spouse's 81st birthday. The anniversary value equals the contract value on a contract anniversary plus any Purchase Payments since that contract anniversary; and reduced for any Gross Withdrawals since the contract anniversary in the same proportion that the Gross Withdrawal reduced each contract value on the date of the Gross Withdrawal. Contract anniversary is defined as the full 12 month period after the original contract issue date.

          If the Continuing Spouse is age 90 or older at the time of death, under the Maximum Anniversary death benefit, their beneficiary will receive only the contract value at the time we receive all required paperwork and satisfactory proof of death.

          Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before October 24, 2001.

                                      TAXES

General

Note: We have prepared the following information on taxes as a general discussion of the subject. It is not intended as tax advice to any individual. You should consult your own tax adviser about your own circumstances.

Section 72 of the Internal Revenue Code of 1986, as amended (the "Code" or "IRC") governs taxation of annuities in general. An owner is not taxed on increases in the value of a contract until distribution occurs, either in the form of a non-annuity distribution or as income payments under the annuity option elected. For a lump sum payment received as a total surrender (total redemption), the recipient is taxed on the portion of the payment that exceeds the cost basis of the contract. For a payment received as a withdrawal (partial redemption), federal tax liability is determined on a last-in, first-out basis, meaning taxable income is withdrawn before the cost basis of the contract is withdrawn. A different rule applies to Purchase Payments made (including, if applicable, in the case of a contract issued in exchange for a prior contract) prior to August 14, 1982. Those Purchase Payments are considered withdrawn first for federal income tax purposes, followed by earnings on those Purchase Payments. For contracts issued in connection with Nonqualified plans, the cost basis is generally the Purchase Payments, while for contracts issued in connection with Qualified plans there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. Tax penalties may also apply.

For annuity payments, the portion of each payment that is in excess of the exclusion amount is includible in taxable income. The exclusion amount for payments based on a fixed annuity option is determined by multiplying the payment by the ratio that the cost basis of the Contract (if any, and adjusted for any period or refund feature) bears to the expected return under the Contract. The exclusion amount for payments based on a variable annuity option is determined by dividing the cost basis of the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid. Payments received after the investment in the Contract has been recovered (i.e. when the total of the excludable amount equals the investment in the Contract) are fully taxable. The taxable portion is taxed at ordinary income tax rates. For certain types of Qualified Plans there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, annuitants and beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

The Company is taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from the Company and its operations form a part of the Company.

Withholding Tax on Distributions

The Code generally requires the Company (or, in some cases, a plan administrator) to withhold tax on the taxable portion of any distribution or withdrawal from a contract. For "eligible rollover distributions" from contracts issued under certain types of Qualified plans, not including IRAs, 20% of the distribution must be withheld, unless the payee elects to have the distribution "rolled over" to another eligible plan in a direct "trustee to trustee" transfer. This requirement is mandatory and cannot be waived by the owner. Withholding on other types of distributions, including rollovers from IRAs can be waived.

An "eligible rollover distribution" is the taxable portion of any amount received by a covered employee from a traditional IRA or retirement plan qualified under Sections 401(a) or 403(a) or, if from a plan of a governmental employer, under Section 457(b) of the Code, or from a tax-sheltered annuity qualified under Section 403(b) of the Code other than (1) substantially equal periodic payments calculated using the life (or life expectancy) of the employee, or joint lives (or joint life expectancies) of the employee and his or her designated Beneficiary, or for a specified period of ten years or more; (2) financial hardship withdrawals; and (3) minimum distributions required to be made under the Code. Failure to "roll over" the entire amount of an eligible rollover distribution (including an amount equal to the 20% portion of the distribution that was withheld) could have adverse tax consequences, including the imposition of a penalty tax on premature withdrawals, described later in this section.

Withdrawals or distributions from a contract other than eligible rollover distributions are also subject to withholding on the taxable portion of the distribution, but the owner may elect in such cases to waive the withholding requirement. If not waived, withholding is imposed (1) for periodic payments, at the rate that would be imposed if the payments were wages, or (2) for other distributions, at the rate of 10%. If no withholding exemption certificate is in effect for the payee, the rate under (1) above is computed by treating the payee as a married individual claiming 3 withholding exemptions.

Diversification -- Separate Account Investments

Section 817(h) of the Code imposes certain diversification standards on the underlying assets of Nonqualified variable annuity contracts. These requirements generally do not apply to Qualified Contracts, which are considered "Pension Plan Contracts" for purposes of these Code requirements. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified, in accordance with regulations prescribed by the United States Treasury Department ("Treasury Department"). Disqualification of the contract as an annuity contract would result in imposition of federal income tax to the owner with respect to earnings allocable to the contract prior to the receipt of any payments under the contract. The Code contains a safe harbor provision which provides that annuity contracts, such as your contract, meet the diversification requirements if, as of the close of each calendar quarter, the underlying assets meet the diversification standards for a regulated investment company, and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

The Treasury Department has issued regulations which establish diversification requirements for the investment portfolios underlying variable contracts such as the contracts. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under the regulations an investment portfolio will be deemed adequately diversified if (1) no more than 55% of the value of the total assets of the portfolio is represented by any one investment; (2) no more than 70% of the value of the total assets of the portfolio is represented by any two investments; (3) no more than 80% of the value of the total assets of the portfolio is represented by any three investments; and (4) no more than 90% of the value of the total assets of the portfolio is represented by any four investments. For purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

Non-Natural Owners

Under Section 72(u) of the Code, the investment earnings on premiums for the Contracts will be taxed currently to the Owner if the Owner is a non-natural person, e.g., a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to a Contract held by a trust or other entity as an agent for a natural person nor to Contracts held by Qualified Plans. Purchasers should consult their own tax counsel or other tax adviser before purchasing a Contract to be owned by a non-natural person.

Multiple Contracts

The Code provides that multiple Nonqualified annuity contracts which are issued within a calendar year to the same contract owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a
Section 1035 exchange will be considered issued in the year of the exchange. (However, they may be treated as issued on the issue date of the contract being exchanged, for certain purposes, including for determining whether the contract is an immediate annuity contract.) Owners should consult a tax adviser prior to purchasing more than one Nonqualified annuity contract from the same issuer in any calendar year.

Tax Treatment of Assignments of Qualified Contracts

Generally, a Qualified contract, including an IRA, may not be assigned or pledged. One exception to this rule is if the assignment is part of a permitted loan program under an employer-sponsored plan or pursuant to a qualified domestic relations order meeting the requirements of the plan or arrangement under which the contract is issued (or, in the case of an IRA, pursuant to a domestic relations order.)

Tax Treatment of Gifting, Assigning, or Transferring Ownership of a Nonqualified Contract

If you transfer ownership of your Nonqualified Contract to a person other than your spouse (or former spouse if incident to divorce) you will be taxed on the earnings above the purchase payments at the time of transfer. If you transfer ownership of your Nonqualified Contract and receive payment less than the Contract's value, you will also be liable for the tax on the Contract's value above your purchase payments not previously withdrawn. The new Contract owner's purchase payments (basis) in the Contract will be increased to reflect the amount included in your taxable income.

Trustee to Trustee Transfers of Qualified Contracts

The IRC limits the withdrawal of Purchase Payments from certain Tax-Sheltered Annuities (TSAs) and certain other Qualified contracts. Withdrawals can only be made when an owner: (1) reaches age 59 1/2; (2) separates from employment from the employer sponsoring the plan; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Transfers of amounts from one Qualified contract to another Qualified contract of the same plan type or to a state defined benefit plan to purchase service credits are not considered distributions, and thus are not subject to these withdrawal limitations. Such transfers may, however, be subject to limitations under the annuity contract.

Partial 1035 Exchanges

Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was generally understood that only the exchange of an entire annuity contract, as opposed to a partial exchange, would be respected by the IRS as a tax-free exchange. In 1998, the U.S. Tax Court ruled that the direct transfer of a portion of an annuity contract into another annuity contract qualified as a tax-free exchange. In 1999, the IRS acquiesced in that Tax Court decision, but stated that it would nonetheless continue to challenge partial exchange transactions under certain circumstances. In Notice 2003-51, published on July 9, 2003, the IRS announced that, pending the publication of final regulations, it will consider all the facts and circumstances to determine whether a partial exchange and subsequent withdrawal from, or surrender of, either the surviving annuity contract or the new annuity contract within 24 months of the partial exchange should be treated as an integrated transaction, and thus whether the two contracts should be treated as a single contract to determine the tax treatment of the surrender or withdrawal under Section 72 of the Code. Although Notice 2003-51 and the IRS's acquiescence in the Tax Court decision indicate that the IRS will respect partial exchanges of annuity contracts under certain circumstances, uncertainty remains, and owners should seek their own tax advice regarding such transactions and the tax risks associated with subsequent surrenders or withdrawals.

Qualified Plans

The contracts offered by this prospectus are designed to be suitable for use under various types of Qualified plans. Taxation of owners in each Qualified plan varies with the type of plan and terms and conditions of each specific plan. Owners and Beneficiaries are cautioned that benefits under a Qualified plan may be subject to limitations under the employer-sponsored plan, in addition to the terms and conditions of the contracts issued pursuant to the plan.

Following are general descriptions of the types of Qualified plans with which the contracts may be used. Such descriptions are not exhaustive and are for general information purposes only. The tax rules regarding Qualified plans are very complex and will have differing applications depending on individual facts and circumstances. Each purchaser should obtain competent tax advice prior to purchasing a contract issued under a Qualified plan.

Contracts issued pursuant to Qualified plans include special provisions restricting contract provisions that may otherwise be available and described in this prospectus. Generally, contracts issued pursuant to Qualified plans are not transferable except upon surrender or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain contractual withdrawal penalties and restrictions may apply to surrenders from Qualified contracts.

(a) Plans of Self-Employed Individuals: "H.R. 10 Plans"

Section 401 of the Code permits self-employed individuals to establish Qualified plans for themselves and their employees, commonly referred to as "H.R. 10" or "Keogh" Plans. Contributions made to the plan for the benefit of the employees will not be included in the gross income of the employees until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations and restrictions on these plans, such as: amounts of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with an H.R. 10 Plan should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(b) Tax-Sheltered Annuities

Section 403(b) of the Code permits the purchase of "tax-sheltered annuities" by public schools and certain charitable, education and scientific organizations described in Section 501(c)(3) of the Code. These qualifying employers may make contributions to the contracts for the benefit of their employees. Such contributions are not includible in the gross income of the employee until the employee receives distributions from the contract. The amount of contributions to the tax-sheltered annuity is limited to certain maximums imposed by the Code.

One of these limits, on the amount that the employee may contribute on a voluntary basis, is imposed by the annuity contract as well as by the Code. That limit for 2004 is $13,000. The limit may be increased by up to $3,000 for certain employees with at least fifteen years of full-time equivalent service with the employer, and by an additional $3,000 in 2004 for employees age 50 or older, provided that other applicable requirements are satisfied. Total combined employer and employee contributions for 2004 may not exceed the lessor of $41,000 or 100% of compensation. Furthermore, the Code sets forth additional restrictions governing such items as transferability, distributions, nondiscrimination and withdrawals. Any employee should obtain competent tax advice as to the tax treatment and suitability of such an Investment.

(c) Individual Retirement Annuities

Section 408(b) of the Code permits eligible individuals to contribute to an individual retirement program known as a traditional "Individual Retirement Annuity" ("IRA"). Under applicable limitations, certain amounts may be contributed to an IRA which will be deductible from the individual's gross income. The ability to deduct an IRA contribution to a traditional IRA is subject to limits based upon income levels, retirement plan participation status, and other factors. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. IRAs are subject to limitations on eligibility, contributions, transferability and distributions. Sales of contracts for use with IRAs are subject to special requirements imposed by the Code, including the requirement that certain informational disclosure be given to persons desiring to establish an IRA. Purchasers of contracts to be qualified as IRAs should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(d) Roth IRAs

Section 408(A) of the Code permits an individual to contribute to an individual retirement program called a Roth IRA. Contributions to a Roth IRA are not deductible but distributions are tax-free if certain requirements are satisfied. The maximum IRA (traditional and/or Roth) contribution for 2004 is the lessor of $3,000 or 100% of compensation. Individuals age 50 or older may be able to contribute an additional $500 in 2004. Unlike traditional IRAs, to which everyone can contribute even if they cannot deduct the full contribution, income limits for Roth IRAs are limitations on who can establish such a contract. Generally, you can contribute to a Roth IRA if you have taxable compensation and your modified adjusted gross income is less than: $160,000 for married filing jointly or qualifying widow(er), $10,000 for married filing separately and you lived with your spouse at any time during the year, and $110,000 for single, head of household, or married filing separately and you did not live with your spouse at any time during the year. Certain persons may be eligible to convert a traditional IRA into a Roth IRA.

Conversion into Roth IRAs normally require taxes to be paid on any previously untaxed amounts included in the amount converted. If the Contracts are made available for use with Roth IRAs, they may be subject to special requirements imposed by the Internal Revenue Service ("IRS"). Purchasers of the Contracts for this purpose will be provided with such supplementary information as may be required by the IRS or other appropriate agency.

(e) Pension and Profit-Sharing Plans

Sections 401(a) of the Code permits certain employers to establish various types of retirement plans, including 401(k) plans, for employees. However, public employers may not establish new 401(k) plans. These retirement plans may permit the purchase of the contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be includible in the gross income of the employee until distributed from the plan. The tax consequences to owners may vary depending upon the particular plan design. However, the Code places limitations on all plans on such items as amount of allowable contributions; form, manner and timing of distributions; vesting and non-forfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Purchasers of contracts for use with pension or profit sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

(f) Deferred Compensation Plans - Section 457(b)

Under Section 457(b) of the Code, governmental and certain other tax-exempt employers may establish, for the benefit of their employees, deferred compensation plans, which may invest in annuity contracts. The Code, as in the case of Qualified plans, establishes limitations and restrictions on eligibility, contributions and distributions. Under these plans, contributions made for the benefit of the employees will not be includible in the employees' gross income until distributed from the plan. Funds in a non-governmental 457(b) plan remain assets of the employer and are subject to claims by the creditors of the employer. As of January 1, 1999, all 457(b) plans of state and local governments must hold assets and income in a qualifying trust, custodial account, or annuity contract for the exclusive benefit of participants and their Beneficiaries.

Economic Growth and Tax Relief Reconciliation Act of 2001

For tax years beginning in 2002, the Economic Growth and Tax Relief Reconciliation Act of 2001 (EGTRRA) expands the range of eligible tax-free rollover distributions that may be made among qualified contracts. The changes made to the IRC by EGTRRA are scheduled to expire on December 31, 2010. Congress may, however, decide to promulgate legislation making the changes permanent or delaying their expiration.

                            DISTRIBUTION OF CONTRACTS
                            -------------------------

     The contracts are offered on a continuous basis through AIG SunAmerica Capital Services, Inc., located at Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992. AIG SunAmerica Capital Services, Inc. is registered as a broker-dealer under the Securities Exchange Act of 1934, as amended, and is a member of the National Association of Securities Dealers, Inc. The Company and AIG SunAmerica Capital Services, Inc. are each an indirect wholly owned subsidiary of AIG SunAmerica Inc. No underwriting fees are paid in connection with the distribution of the contracts.

                              FINANCIAL STATEMENTS
                              --------------------

The consolidated financial statements of AIG SunAmerica Life Assurance Company at December 31, 2003 and 2002, and for each of the three years in the period ended December 31, 2003 are presented in this Statement of Additional Information. The financial statements of the Company should be considered only a bearing on the ability of the Company to meet its obligations under the contracts for amounts allocated to the fixed account options and the DCA accounts.

     Also included in this Statement of Additional Information are the financial statements of Variable Separate Account at December 31, 2003, and for each of the two years in the period ended December 31, 2003.

     PricewaterhouseCoopers LLP, 350 South Grand Avenue, Los Angeles, California 90071, serves as the independent accountants for the separate account and the Company. The financial statements referred to above have been included in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

Report of Independent Auditors


To the Board of Directors and Shareholder of AIG SunAmerica Life Assurance Company:

In our opinion, the accompanying consolidated balance sheet and the related consolidated statements of income and comprehensive income and of cash flows present fairly, in all material respects, the financial position of AIG SunAmerica Life Assurance Company and its subsidiaries (formerly, Anchor National Life Insurance Company), an indirect wholly owned subsidiary of American International Group, Inc., at December 31, 2003 and 2002, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2003, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 2 to the consolidated financial statements, the Company changed its method of accounting for derivative instruments and hedging activities and interest income and impairment of certain beneficial interests in securitized financial assets in 2001.


PricewaterhouseCoopers LLP
Los Angeles, California
March 29, 2004

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                           CONSOLIDATED BALANCE SHEET


                                                                DECEMBER 31,     DECEMBER 31,
                                                                   2003            2002
                                                                -----------      -----------
                                                                       (IN THOUSANDS)
ASSETS

Investments and cash:
  Cash and short-term investments                               $    85,188      $    65,872
  Bonds, notes and redeemable preferred stocks available
    for sale, at market value (amortized cost: December
    31, 2003, $5,351,183; December 31, 2002, $5,492,677)          5,505,800        5,528,569
  Mortgage loans                                                    716,846          738,601
  Policy loans                                                      200,232          215,846
  Separate account seed money                                        17,815           25,366
  Common stocks available for sale, at market value (cost:
    December 31, 2003, $635; December 31, 2002, $4,111)                 727            2,609
  Real estate                                                        22,166           22,315
  Securities lending collateral                                     514,145          585,760
  Other invested assets                                              10,453            8,766
                                                                -----------      -----------
  Total investments and cash                                      7,073,372        7,193,704

Variable annuity assets held in separate accounts                19,178,796       14,758,642
Accrued investment income                                            74,647           75,326
Deferred acquisition costs                                        1,424,317        1,364,748
Income taxes currently receivable from Parent                          --            100,123
Due from affiliates                                                    --             26,304
Goodwill                                                              4,603            4,603
Other assets                                                         26,116           15,382
                                                                -----------      -----------
TOTAL ASSETS                                                    $27,781,851      $23,538,832
                                                                ===========      ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                     CONSOLIDATED BALANCE SHEET (Continued)

                                                      DECEMBER 31,    DECEMBER 31,
                                                         2003            2002
                                                      -----------     ------------
                                                          (IN THOUSANDS)
LIABILITIES AND SHAREHOLDER'S EQUITY

Reserves, payables and accrued liabilities:

  Reserves for fixed annuity contracts                $ 4,274,329      $ 4,285,098
  Reserves for universal life insurance
    contracts                                           1,609,233        1,676,073
  Reserves for guaranteed investment contracts            218,032          359,561
  Securities lending payable                              514,145          585,760
  Income taxes currently payable to Parent                    394             --
  Modified coinsurance deposit liability                    4,738           31,393
  Due to affiliates                                        11,448             --
  Payable to brokers                                        1,140            8,529
  Other liabilities                                       224,780          160,265
                                                      -----------      -----------
Total reserves, payables and accrued liabilities        6,858,239        7,106,679
                                                      -----------      -----------
Variable annuity liabilities related to
  separate accounts                                    19,178,796       14,758,642
                                                      -----------      -----------
Deferred income taxes                                     281,399          351,872
                                                      -----------      -----------
Total liabilities                                      26,318,434       22,217,193
                                                      -----------      -----------
Shareholder's equity:
  Common stock                                              3,511            3,511
  Additional paid-in capital                            1,125,753        1,125,753
  Retained earnings                                       261,543          175,871
  Accumulated other comprehensive income                   72,610           16,504
                                                      -----------      -----------
  Total shareholder's equity                            1,463,417        1,321,639
                                                      -----------      -----------
TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY            $27,781,851      $23,538,832
                                                      ===========      ===========

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
            CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME

                                                                YEARS ENDED DECEMBER 31,
                                                            ---------------------------------
                                                               2003        2002         2001
                                                            ----------   ---------   ---------
                                                                     (IN THOUSANDS)
REVENUES:
  Fee income:
    Variable annuity policy fees, net of reinsurance        $290,132    $295,509    $348,883
    Net retained commissions                                      --          --      47,572
    Asset management fees                                         --          --      63,529
    Universal life insurance fees, net of reinsurance         35,816      36,253      36,475
    Surrender charges                                         27,733      32,507      24,911
    Other fees, net                                               --       3,305      14,551
                                                          ----------   ---------   ---------
      Total fee income                                       353,681     367,574     535,921
Investment income                                            398,304     377,556     374,268
Net realized investment losses                               (30,354)    (65,811)    (92,711)
                                                          ----------   ---------   ---------
Total revenues                                               721,631     679,319     817,478
                                                          ----------   ---------   ---------
BENEFITS AND EXPENSES:
Interest expense:
  Fixed annuity contracts                                    153,636     142,973     133,647
  Universal life insurance contracts                          76,415      80,021      81,773
  Guaranteed investment contracts                              7,534      11,267      25,079
  Sub notes payable to affiliates                                 --          --       4,475
                                                          ----------   ---------   ---------
Total interest expense                                       237,585     234,261     244,974
General and administrative expenses                           83,013      79,287     136,942
Amortization of deferred acquisition costs                   156,906     187,860     220,316
Annual commissions                                            55,661      58,389      58,278
Claims on universal life contracts, net of
  reinsurance recoveries                                      17,766      15,716      17,566
Guaranteed minimum death benefits, net of
  reinsurance recoveries                                      63,268      67,492      17,839
                                                          ----------   ---------   ---------
Total benefits and expenses                                  614,199     643,005     695,915
                                                          ----------   ---------   ---------
PRETAX INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING
  CHANGE                                                     107,432      36,314     121,563
Income tax expense                                            21,760       2,063      20,852
                                                          ----------   ---------   ---------
INCOME BEFORE CUMULATIVE EFFECT OF ACCOUNTING CHANGE          85,672      34,251     100,711
Cumulative effect of accounting change, net of tax                --          --     (10,342)
                                                          ----------   ---------   ---------
NET INCOME                                                $   85,672   $  34,251   $  90,369
                                                          ----------   ---------   ---------

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
      CONSOLIDATED STATEMENT OF INCOME AND COMPREHENSIVE INCOME (Continued)

                                                        YEARS ENDED DECEMBER 31,
                                               -----------------------------------------
                                                  2003          2002             2001
                                               ---------      ---------       ----------
                                                           (IN THOUSANDS)
OTHER COMPREHENSIVE INCOME, NET OF TAX:
  Net unrealized gains (losses) on fixed
    maturity and equity securities
    available for sale identified in the
    current period less related
    amortization of deferred acquisition
    costs                                      $  67,125       $  20,358      $  (10,418)

  Less reclassification adjustment for
    net realized losses included in net
    income                                        19,194          52,285          64,062

  Cumulative effect of accounting change,
    net of tax                                      --              --             1,389

  Change related to cash flow hedges                --            (2,218)             81

  Income tax expense                             (30,213)        (24,649)        (18,804)
                                               ---------       ---------      ----------
OTHER COMPREHENSIVE INCOME                        56,106          45,776          36,310
                                               ---------       ---------      ----------
COMPREHENSIVE INCOME                           $ 141,778       $  80,027      $  126,679
                                               =========       =========      ==========

           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                      CONSOLIDATED STATEMENT OF CASH FLOWS

                                                            YEARS ENDED DECEMBER 31,
                                                ---------------------------------------------
                                                    2003               2002            2001
                                                ------------      -------------   ------------
                                                                  (IN THOUSANDS)
CASH FLOW FROM OPERATING ACTIVITIES:
Net income                                     $    85,672          $ 34,251        $  90,369
Adjustments to reconcile net income to
  net cash provided by operating
  activities:
  Cumulative effect of accounting
    change, net of tax                                --                --              10,342
  Interest credited to:
    Fixed annuity contracts                        153,636           142,973           133,647
    Universal life insurance contracts              76,415            80,021            81,773
    Guaranteed investment contracts                  7,534            11,267            25,079
  Net realized investment losses                    30,354            65,811            92,711
  Amortization of premium (discount) on
    securities                                         590            (2,721)           (6,284)
  Amortization of goodwill                            --                --               1,452
  Amortization of deferred acquisition
    costs                                          156,906           187,860           220,316
  Acquisition costs deferred                      (250,475)         (256,538)         (359,158)
  Provision for deferred income taxes             (100,685)          128,748           126,010
  Change in:
    Accrued investment income                          679           (10,099)           (7,717)
    Separate account seed money                     (7,375)            3,932            10,838
    Other assets                                   (10,734)            2,433            15,042
    Income taxes currently payable to/
      receivable from Parent                       100,517           (50,471)              106
    Due from/to affiliates                         (26,248)           16,153           (68,844)
    Other liabilities                               46,987             5,167             9,697
  Other, net                                        17,124            17,475            21,216
                                               -----------        ----------         ----------
NET CASH PROVIDED BY OPERATING ACTIVITIES          280,897           376,262           396,595
                                               -----------        ----------         ----------
CASH FLOWS FROM INVESTING ACTIVITIES:
Purchases of:
  Bonds, notes and redeemable preferred
    stocks                                      (2,078,310)       (2,403,362)       (2,178,830)
  Mortgage loans                                   (44,247)         (128,764)          (70,295)
  Other investments, excluding
    short-term investments                         (20,266)          (65,184)          (27,413)
Sales of:
  Bonds, notes and redeemable preferred
    stocks                                       1,190,299           849,022         1,087,090
  Common stock                                       3,920               195               164
  Other investments, excluding
    short-term investments                           8,915               630             3,363
Redemptions and maturities of:
  Bonds, notes and redeemable preferred
    stocks                                         994,014           615,798           549,638
  Mortgage loans                                    67,506            82,825            63,960
  Other investments, excluding
    short-term investments                          72,970           114,347            78,555
                                               -----------        ----------         ----------
NET CASH PROVIDED BY (USED IN) INVESTING
  ACTIVITIES                                   $   194,801        $ (934,493)        $ (493,768)
                                               -----------        ----------         ----------


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                CONSOLIDATED STATEMENT OF CASH FLOWS (Continued)


                                                             YEARS ENDED DECEMBER 31,
                                                ----------------------------------------------
                                                     2003             2002              2001
                                                ------------     -------------     -----------
                                                                 (IN THOUSANDS)
CASH FLOW FROM FINANCING ACTIVITIES:
Deposits received on:
  Fixed annuity contracts                      $ 1,553,030       $ 1,731,597       $ 2,280,498
  Universal life insurance contracts                45,657            49,402            52,469
  Guaranteed investment contracts                     --                --              40,000
Net exchanges from the fixed accounts of
  variable annuity contracts                    (1,148,030)         (503,221)       (1,368,527)
Withdrawal payments on:
  Fixed annuity contracts                         (464,332)         (529,466)         (315,794)
  Universal life insurance contracts               (61,039)          (68,444)          (55,361)
  Guaranteed investment contracts                 (148,719)         (135,084)         (191,919)
Claims and annuity payments on:
  Fixed annuity contracts                         (109,412)          (98,570)          (52,685)
  Universal life insurance contracts              (111,380)         (100,995)         (146,998)
Net receipts from (repayments of) other
  short-term financings                             14,498            (8,025)           15,920
Net payment related to a modified
  coinsurance transaction                          (26,655)          (30,282)          (35,972)
Capital contribution received from Parent             --             200,000              --
Dividends paid to Parent                              --                --             (94,095)
Net cash and short-term investments
  transferred to the Parent in
  distribution of Saamsun Holdings Corp.              --             (82,873)             --
                                               -----------       -----------       -----------
NET CASH (USED IN) PROVIDED BY FINANCING
  ACTIVITIES                                      (456,382)          424,039           127,536
                                               -----------       -----------       -----------
NET INCREASE (DECREASE) IN CASH AND
  SHORT-TERM INVESTMENTS                            19,316          (134,192)           30,363
CASH AND SHORT-TERM INVESTMENTS AT
  BEGINNING OF PERIOD                               65,872           200,064           169,701
                                               -----------       -----------       -----------
CASH AND SHORT-TERM INVESTMENTS AT END OF
  PERIOD                                       $    85,188       $    65,872       $   200,064
                                               ===========       ===========       ===========
SUPPLEMENTAL CASH FLOW INFORMATION:
Interest paid on indebtedness                  $      --         $      --         $       780
                                               ===========       ===========       ===========
Net income taxes paid to (refunded by)
  Parent                                       $    21,928       $   (76,214)      $  (120,504)
                                               ===========       ===========       ===========


           See accompanying notes to consolidated financial statements

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. NATURE OF OPERATIONS

      AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company") is a direct wholly owned subsidiary of SunAmerica Life Insurance Company (the "Parent"), which is a wholly owned subsidiary of AIG Retirement Services, Inc. ("AIGRS")(formerly AIG SunAmerica Inc.), a wholly owned subsidiary of American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services and retirement services and asset management. The Company is an Arizona-domiciled life insurance company principally engaged in the business of writing variable annuities directed to the market for tax-deferred, long-term savings products. It also administers closed blocks of fixed annuities, universal life policies and guaranteed investment contracts ("GICs").

      The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company until February 28, 2003, at which time it began doing business under its new name.

      On January 1, 2002, the Company declared a distribution to the Parent of 100% of the outstanding capital stock of its consolidated subsidiary, Saamsun Holdings Corp. ("Saamsun"). Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Prior to January 1, 2002, Saamsun held the Company's asset management and broker-dealer segments (see Note 10). This distribution had a material effect on the Company's shareholder's equity, reducing it by $552,384,000. This distribution had the effect of reducing cash and short-term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts through the asset management business. Pretax loss from these operations, on a combined basis, totaled $21,278,000 for the year ended December 31, 2001.

      The operations of the Company are influenced by many factors, including general economic conditions, monetary and fiscal policies of the federal government, and policies of state and other regulatory authorities. The level of sales of the Company's financial products is influenced by many factors, including general market rates of interest, the strength, weakness and volatility of equity markets, and terms and conditions of competing financial products. The Company is exposed to the typical risks normally associated with a portfolio of fixed-income securities, namely interest rate, option, liquidity and credit risk. The Company controls its exposure to these risks by, among other things, closely monitoring and matching the duration of its assets and liabilities, monitoring and limiting prepayment and extension risk in its portfolio, maintaining a large percentage of its portfolio in highly liquid securities, and engaging in a disciplined process

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

1. NATURE OF OPERATIONS (Continued)

      of underwriting, reviewing and monitoring credit risk. The Company also is exposed to market risk, as market volatility may result in reduced fee income in the case of assets held in separate accounts.

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      BASIS OF PRESENTATION: The accompanying financial statements have been prepared on the basis of U.S. generally accepted accounting principles ("GAAP"). Certain prior period amounts have been reclassified to conform to the current period's presentation.

      Under GAAP, deposits collected on non-traditional life and annuity insurance products, such as those sold by the Company, are not reflected as revenues in the Company's consolidated statement of income and comprehensive income, as they are recorded directly to policyholders' liabilities upon receipt.

      The preparation of financial statements in conformity with GAAP requires the use of estimates and assumptions that affect the amounts reported in the financial statements and the accompanying notes. Actual results could differ from those estimates.

      INVESTMENTS: Cash and short-term investments primarily include cash, commercial paper, money market investments and short-term bank participations. All such investments are carried at cost plus accrued interest, which approximates fair value, have maturities of three months or less and are considered cash equivalents for purposes of reporting cash flows.

      Bonds, notes and redeemable preferred stocks available for sale and common stocks are carried at aggregate fair value and changes in unrealized gains or losses, net of tax, are credited or charged directly to the accumulated other comprehensive income or loss component of shareholder's equity. Bonds, notes, redeemable preferred stocks and common stocks are reduced to estimated net fair value when declines in such values are considered to be other than temporary. Estimates of net fair value are subjective and actual realization will be dependent upon future events.

      Mortgage loans are carried at amortized unpaid balances, net of provisions for estimated losses. Policy loans are carried at unpaid balances. Separate account seed money consists of seed money for mutual funds used as investment vehicles for the Company's variable annuity separate accounts and is carried at market value. Real estate is carried at the lower of cost or net realizable value.

      Securities lending collateral consist of securities provided as collateral with respect to the Company's securities lending program. The Company has entered into a securities lending agreement with an affiliated lending agent, which authorizes the agent to lend securities held in the Company's portfolio to a list of authorized borrowers. The Company receives primarily cash collateral in an amount in excess of the market value of the securities loaned. The affiliated lending agent monitors the daily market value of

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      securities loaned with respect to the collateral value and obtains additional collateral when necessary to ensure that collateral is maintained at a minimum of 102% of the value of the loaned securities. Such collateral is not available for the general use of the Company. Income earned on the collateral, net of interest paid on the securities lending agreements and the related management fees paid to administer the program, is recorded as investment income in the consolidated statement of income and comprehensive income.

      Other invested assets consist principally of investments in limited partnerships and put options on the S&P 500 index purchased to partially offset the risk of Guaranteed Minimum Account Value ("GMAV") benefits. Limited partnerships are carried at equity or cost depending on the equity ownership position. The put options do not qualify for hedge accounting and accordingly are marked to market and changes in market value are recorded through investment income.

      Realized gains and losses on the sale of investments are recognized in operations at the date of sale and are determined by using the specific cost identification method. Premiums and discounts on investments are amortized to investment income by using the interest method over the contractual lives of the investments.

      The Company regularly reviews its investments for possible impairment based on criteria including economic conditions, market prices, past experience and other issuer-specific developments among other factors. If there is a decline in a security's net realizable value, a determination is made as to whether that decline is temporary or "other than temporary". If it is believed that a decline in the value of a particular investment is temporary, the decline is recorded as an unrealized loss in accumulated other comprehensive income. If it is believed that the decline is "other than temporary", the Company writes down the carrying value of the investment and records a realized loss in the consolidated statement of income and comprehensive income.

      DERIVATIVE FINANCIAL INSTRUMENTS: Derivative financial instruments primarily used by the Company include interest rate swap agreements and put options on the S&P 500 index entered into to partially offset the risk of certain guarantees of annuity policy values. At December 31, 2003, the notional amount was $226.4 million. The Company is neither a dealer nor a trader in derivative financial instruments.

      The Company recognizes all derivatives in the consolidated balance sheet at fair value. Hedge accounting requires a high correlation between changes in fair values or cash flows of the derivative financial instrument and the specific item being hedged, both at inception and throughout the life of the hedge. For fair value hedges, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized in earnings. For cash flow hedges, to the extent the hedge is effective, gains and losses in the fair value of both the derivative and the hedged item attributable to the risk being hedged are recognized as a component of accumulated other comprehensive income in shareholders' equity.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Any ineffective portion of cash flow hedges is reported in investment income. On the date a derivative contract is entered into, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions. This process includes linking all derivatives designated as fair value or cash flow hedges to specific assets and liabilities on the balance sheet.

      Interest rate swap agreements convert specific investment securities from a floating-rate to a fixed-rate basis, or vice versa, and hedge against the risk of declining rates on anticipated security purchases. Interest rate swaps in which the Company agrees to pay a fixed rate and receive a floating rate are accounted for as fair value hedges. Interest rate swaps in which the Company agrees to pay a floating rate and receive a fixed rate are accounted for as cash flow hedges. The difference between amounts paid and received on swap agreements is recorded as an adjustment to investment income or interest expense, as appropriate, on an accrual basis over the periods covered by the agreements. The related amount payable to or receivable from counterparties is included in other liabilities or other assets.

      The Company issues certain variable annuity products which offer an optional Guaranteed Minimum Account Value ("GMAV") living benefit. If elected by the policyholder at the time of contract issuance, this feature guarantees that the account value under the contract will equal or exceed the amount of the initial principal invested, adjusted for withdrawals, at the end of a ten-year waiting period. There is a separate charge to the contractholder for this feature. The Company bears the risk that protracted under-performance of the financial markets could result in GMAV benefits being higher than the underlying contractholder account balance and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. As of December 31, 2003, the premiums in force subject to guarantee totaled approximately $652,647,000.

      Under SFAS 133, the GMAV benefit is considered an embedded derivative that should be bifurcated and marked to market. Changes in the market value of the estimated GMAV benefit are recorded through investment income.

      DEFERRED ACQUISITION COSTS ("DAC"): Policy acquisition costs are deferred and amortized, with interest, in relation to the incidence of estimated gross profits to be realized over the estimated lives of the annuity contracts. Estimated gross profits are composed of net investment income, net realized investment gains and losses, variable annuity fees, universal life insurance fees, guarantee costs, surrender charges, and direct administrative expenses. DAC consists of commissions and other costs that vary with, and are primarily related to, the production or acquisition of new business. The Company capitalized DAC of $250,475,000, $256,538,000 and $359,158,000 for the years ended December 31, 2003, 2002 and 2001, respectively.

      As fixed maturity and equity securities available for sale are carried at aggregate fair value, an adjustment is made to DAC equal to the change in

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      amortization that would have been recorded if such securities had been sold at their stated aggregate fair value and the proceeds reinvested at current yields. The change in this adjustment, net of tax, is included with the change in net unrealized gains or losses on fixed maturity and equity securities available for sale which is a component of accumulated other comprehensive income (loss) and is credited or charged directly to shareholder's equity. DAC has been decreased by $43,000,000 at December 31, 2003 and $9,000,000 at December 31, 2002, for this adjustment.

      AMORTIZATION OF DEFERRED ACQUISITION COSTS: DAC is amortized based on a percentage of expected gross profits ("EGPs") over the life of the underlying policies. EGPs are computed based on assumptions related to the underlying policies written, including their anticipated duration, the growth rate of the separate account assets (with respect to variable annuities) or general account assets (with respect to fixed annuities, fixed options of variable annuities and universal life contracts) supporting the annuity obligations, costs of providing for policy guarantees and the level of expenses necessary to maintain the policies. The Company adjusts DAC amortization (a "DAC unlocking") when estimates of current or future gross profits to be realized from its annuity policies are revised. At December 31, 2003, DAC amortization was adjusted for a DAC unlocking that resulted in a reduction of $18.0 million.

      The assumption for the long-term annual net growth of the separate account assets used by the Company in the determination of DAC amortization with respect to its variable annuity policies is 10% (the "long-term growth rate assumption"). The Company uses a "reversion to the mean" methodology which allows the Company to maintain this 10% long-term growth rate assumption, while also giving consideration to the effect of short-term swings in the equity markets. For example, if performance were 15% during the first year following the introduction of a product, the DAC model would assume that market returns for the following five years (the "short-term growth rate assumption") would approximate 9%, resulting in an average annual growth rate of 10% during the life of the product. Similarly, following periods of below 10% performance, the model will assume a short-term growth rate higher than 10%. A DAC unlocking will occur if management deems the short-term growth rate (i.e., the growth rate required to revert to the mean 10% growth rate over a five-year period) to be unreasonable. The use of a reversion to the mean assumption is common within the industry; however, the parameters used in the methodology are subject to judgment and vary within the industry.

      The Company reviews the carrying value of DAC on at least an annual basis. Management considers estimated future gross profit margins as well as expected mortality, interest earned and credited rates, persistency and expenses in determining whether the carrying amount is recoverable. Any amounts deemed unrecoverable are charged to expense.

      VARIABLE ANNUITY ASSETS AND LIABILITIES RELATED TO SEPARATE ACCOUNTS: The assets and liabilities resulting from the receipt of variable annuity deposits are segregated in separate accounts. The Company receives administrative fees for managing the funds and other fees for assuming mortality and certain expense risks. Such fees are included in Variable

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Annuity Fees in the consolidated statement of income and comprehensive income.

      GOODWILL: Goodwill amounted to $4,603,000 (net of accumulated amortization of $7,847,000) at both December 31, 2003 and 2002. Pursuant to the distribution of Saamsun to the Parent on January 1, 2002, the Company transferred $15,547,000 of goodwill belonging to the asset management operations and broker-dealer operations to the Parent.

      In accordance with Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"), the Company assesses goodwill for impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of the impairment, if any. The Company has evaluated goodwill for impairment as of December 31, 2003, and has determined that no impairment provision is necessary. See "Recently Issued Accounting Standards" below for further discussion of SFAS 142.

      RESERVES FOR FIXED ANNUITIES, UNIVERSAL LIFE INSURANCE AND GUARANTEED INVESTMENT CONTRACTS ("GICs"): Reserves for fixed annuity, universal life insurance and GIC contracts are accounted for in accordance with Statement of Financial Accounting Standards No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long-Duration Contracts and for Realized Gains and Losses from the Sale of Investments," and are recorded at accumulated value (deposits received, plus accrued interest, less withdrawals and assessed fees).

      MODIFIED COINSURANCE DEPOSIT LIABILITY: Cash received as part of the modified coinsurance transaction described in Note 5 is recorded as a deposit liability. Deposits from the reinsured business are allocated to pay down the liability pursuant to a repayment schedule.

      FEE INCOME: Variable annuity fees, asset management fees, universal life insurance fees and surrender charges are recorded as income when earned. Net retained commissions are recognized as income on a trade date basis.

      INCOME TAXES: The Company files as a "life insurance company" under the provisions of the Internal Revenue Code of 1986. Its federal income tax return is consolidated with those of the Parent and its affiliate, First SunAmerica Life Insurance Company ("FSA"). Income taxes have been calculated as if the Company filed a separate return. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax basis of assets and liabilities using enacted income tax rates and laws.

      RECENTLY ISSUED ACCOUNTING STANDARDS: On January 1, 2001, the Company adopted Statement of Financial Accounting Standards No. 133, Accounting for Derivative Instruments and Hedging Activities ("SFAS 133"). This statement requires the Company to recognize all derivatives in the balance sheet and measure these derivatives at fair value. The recognition of the change in

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      the fair value of a derivative depends on a number of factors, including the intended use of the derivative and the extent to which it is effective as part of a hedge transaction. The adoption of SFAS 133 on January 1, 2001 resulted in an increase of $1,389,000, net of tax, in other comprehensive income.

      In January 2001, the Emerging Issues Task Force ("EITF") issued EITF 99-20, Recognition of Interest Income and Impairment on Purchased and Retained Beneficial Interests in Securitized Financial Assets ("EITF 99-20"). EITF 99-20 provides guidance on the calculation of interest income and the recognition of impairments related to beneficial interests held in an investment portfolio. Beneficial interests are investments that represent rights to receive specified cash flows from a pool of underlying assets (i.e. collateralized debt obligations). The Company recorded $15,910,000 of additional impairments($10,342,000 net of tax) pursuant to the implementation of EITF 99-20. This adjustment was recorded as a cumulative effect of accounting change in the consolidated statement of income and comprehensive income for 2001.

      In June 2001, Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standard No. 142, "Goodwill and Other Intangible Assets" ("SFAS 142"). SFAS 142 requires the Company to discontinue the amortization of goodwill on its consolidated statement of income and comprehensive income and is effective as of January 1, 2002. SFAS 142 requires goodwill to be subject to an assessment of impairment on an annual basis, or more frequently if circumstances indicate that a possible impairment has occurred. The assessment of impairment involves a two-step process prescribed in SFAS 142, whereby an initial assessment for potential impairment is performed, followed by a measurement of the amount of impairment, if any. SFAS 142 also requires the completion of a transitional impairment test in the year of adoption, with any identified impairments recognized as a cumulative effect of an accounting change. The Company has evaluated the impact of the impairment provisions of SFAS 142 as of December 31, 2003, and has determined that no impairment is required to be recorded to the carrying value of the Company's goodwill balance.

      In November 2002, FASB issued Interpretation No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others" ("FIN 45"), which requires that, for guarantees within the scope of FIN 45 issued or amended by the Company after December 31, 2002, a liability for the fair value of the obligation undertaken in issuing the guarantee be recognized. FIN 45 also requires additional disclosures in financial statements starting with the Company's 2002 year-end financial statements. The adoption of FIN 45 did not have a significant impact on the Company's results of operations or financial condition.

      In July 2003, the American Institute of Certified Public Accountants ("AICPA") issued Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Non-traditional Long-Duration Contracts and for Separate Accounts" ("SOP-03-1"). FASB did not object to the issuance of SOP 03-1. This statement is effective for the Company as of January 1, 2004.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Continued)

      Under SOP 03-1, variable annuity assets held in separate accounts will continue to be measured at fair value and reported in summary total on the Company's financial statements, with an equivalent summary total reported for related liabilities, if the separate account arrangement meets certain specified conditions. Assets underlying the Company's interest in a separate account (separate account seed money) do not qualify for separate account accounting and reporting. The Company will be required to "look through" the separate account for purposes of accounting for its interest therein, and account for and classify separate account seed money based on its nature as if the assets of the separate account underlying the Company's interest were held directly by the general account rather than through the separate account structure. The adoption of SOP 03-1 will not have a material impact on the Company's separate accounts or separate account seed money.

      In addition, SOP 03-1 will require the Company to recognize a liability for guaranteed minimum death benefits, guaranteed minimum income benefits and enhanced earnings benefits and modify certain disclosures and financial statement presentations for these products. The Company's estimate of this liability, including the impact on DAC, will result in a one-time cumulative accounting charge upon adoption of approximately $52 million ($79 million pre-tax) to be recorded in the first quarter of 2004.

3. INVESTMENTS

      The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by major category follow:

                                                AMORTIZED       ESTIMATED
                                                   COST         FAIR VALUE
                                                ----------      ----------
                                                     (IN THOUSANDS)
AT DECEMBER 31, 2003:
Securities of the United States Government      $   22,393      $   24,292
Mortgage-backed securities                       1,148,452       1,191,817
Securities of public utilities                     352,998         365,150
Corporate bonds and notes                        2,590,254       2,697,142
Redeemable preferred stocks                         21,515          22,175
                                                 ---------       ---------
Other debt securities                            1,215,571       1,205,224
                                                 =========       =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS (Continued)

                                                      AMORTIZED     ESTIMATED
                                                        COST        FAIR VALUE
                                                    -----------    ------------
                                                           (IN THOUSANDS)
AT DECEMBER 31, 2002:
Securities of the United States Government          $    32,531    $    32,820
Mortgage-backed securities                            1,476,100      1,547,568
Securities of public utilities                          311,951        311,604
Corporate bonds and notes                             2,757,880      2,776,021
Redeemable preferred stocks                              21,515         21,575
Other debt securities                                   892,700        838,981
                                                    -----------    -----------
  Total                                             $ 5,492,677    $ 5,528,569
                                                    ===========    ===========

 The amortized cost and estimated fair value of bonds, notes and redeemable preferred stocks by contractual maturity, as of December 31, 2003, follow:

                                           AMORTIZED      ESTIMATED
                                             COST        FAIR VALUE
                                           ----------    ----------
                                                (IN THOUSANDS)
Due in one year or less                   $   164,842   $   167,073
Due after one year through five years       2,050,327     2,119,273
Due after five years through ten years      1,485,944     1,522,642
Due after ten years                           501,618       504,995
Mortgage-backed securities                  1,148,452     1,191,817
                                            ---------     ---------
  Total                                   $ 5,351,183   $ 5,505,800
                                           =========     =========

Actual maturities of bonds, notes and redeemable preferred stocks may differ from those shown above due to prepayments and redemptions.

Gross unrealized gains and losses on bonds, notes and redeemable preferred stocks by major category follow:

                                                         GROSS        GROSS
                                                       UNREALIZED   UNREALIZED
                                                         GAINS       LOSSES
                                                       ---------    ----------
                                                            (IN THOUSANDS)
AT DECEMBER 31, 2003:
Securities of the United States Government             $   1,898    $      --
Mortgage-backed securities                                46,346       (2,980)
Securities of public utilities                            13,467       (1,315)
Corporate bonds and notes                                127,996      (21,108)
Redeemable preferred stocks                                  660           --
Other debt securities                                     24,366      (34,713)
                                                       ---------    ---------
  Total                                                $ 214,733    $ (60,116)
                                                       =========    =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

 3. INVESTMENTS (Continued)

                                                        GROSS        GROSS
                                                      UNREALIZED   UNREALIZED
                                                        GAINS        LOSSES
                                                      ----------   ----------
                                                            (IN THOUSANDS)
AT DECEMBER 31, 2002:
Securities of the United States Government            $    1,174   $     (885)
Mortgage-backed securities                                72,364         (896)
Securities of public utilities                            11,514      (11,861)
Corporate bonds and notes                                109,067      (90,926)
Redeemable preferred stocks                                   60           --
Other debt securities                                     10,797      (64,516)
                                                      ----------   ----------
  Total                                               $  204,976   $ (169,084)
                                                      ==========   ==========

Gross unrealized gains on equity securities aggregated $112,000 at December 31, 2003 and $76,000 at December 31, 2002. Gross unrealized losses on equity securities aggregated $20,000 at December 31, 2003 and $1,578,000 at December 31, 2002.

The following table summarizes the Company's gross unrealized losses and estimated fair values on investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position at December 31, 2003.

                                    LESS THAN 12 MONTHS              12 MONTHS OR MORE                  TOTAL
                                -------------------------------    -------------------------  ---------------------------
(IN THOUSANDS)                  MARKET       UNREALIZED            MARKET  UNREALIZED            MARKET   UNREALIZED
DECEMBER 31, 2003               VALUE          LOSSES     ITEMS    VALUE    LOSSES     ITEMS     VALUE     LOSSES   ITEMS
-----------------              --------        -------    -----    -----    ------     -----     -----     ------   -----
Mortgage-backed securities     $180,559        $ 2,882     49     $13,080   $   98       6     $193,639   $ 2,980     55
Securities of public
   utilities                     67,626          1,315      8          --       --               67,626     1,315      8
Corporate bonds & notes         276,373         17,086     54      30,383    4,022       5      306,756    21,108     59
Other debt securities           302,230         33,951     54      41,523      762       5      343,753    34,713     59
                               --------        -------    ---     -------   ------      --     --------   -------    ---
Total -- Debt securities        826,788         55,234    165      84,986    4,882      16      911,774    60,116    181
Equity securities                   366             20      1         250       --       1          616        20      2
                               --------        -------    ---     -------   ------      --     --------   -------    ---
Total                          $827,154        $55,254    166     $85,236   $4,882      17     $912,390   $60,136    183
                               ========        =======    ===     =======   ======      ==     ========   =======    ===

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS (Continued)

Gross realized investment gains and losses on sales of investments are as follows:

                                       YEARS ENDED DECEMBER 31,
                                   ---------------------------------
                                      2003       2002         2001
                                   ---------   ---------   ----------
                                            (In thousands)
BONDS, NOTES AND REDEEMABLE
PREFERRED STOCKS:
  Realized gains                   $ 28,691   $ 24,681    $  34,026
  Realized losses                    (9,612)   (32,532)     (25,258)
COMMON STOCKS:
  Realized gains                        561         --          164
  Realized losses                      (117)      (169)          --
OTHER INVESTMENTS:
  Realized gains                         --         --           --
  Realized losses                        --         --         (685)


   The sources and related amounts of investment income (losses) are as follows:

                                       YEARS ENDED DECEMBER 31,
                                    --------------------------------
                                    2003          2002         2001
                                  ---------   ---------   ----------
                                             (IN THOUSANDS)
Short-term investments            $     794   $   3,879   $    8,422
Bonds, notes and redeemable
  preferred stocks                  321,493     305,480      285,668
Mortgage loans                       53,951      55,417       58,262
Partnerships                         (3,890)      1,281       13,905
Policy loans                         15,925      18,796       18,218
Common stocks                            --          --            2
Real estate                            (331)       (276)        (272)
Other invested assets                12,670      (4,664)      (4,975)
Less: investment expenses            (2,308)     (2,357)      (4,962)
                                  ---------   ---------   ----------
Total investment income           $ 398,304   $ 377,556   $  374,268
                                  =========   =========   ==========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

3. INVESTMENTS (Continued)

Investment income was attributable to the following products:

                                                  YEARS ENDED DECEMBER 31,
                                              --------------------------------
                                                2003        2002        2001
                                              ---------   ---------   ---------
                                                       (IN THOUSANDS)
Fixed annuities                               $  37,762   $  41,856   $  51,208
Variable annuities                              239,863     201,766     164,422
Guaranteed investment contracts                  20,660      28,056      36,073
Universal life insurance contracts              100,019     105,878     122,565
                                              ---------   ---------   ---------
Total                                         $ 398,304   $ 377,556   $ 374,268
                                              =========   =========   =========

At December 31, 2003, no investments in any one entity or its affiliates exceeded 10% of the Company's shareholder's equity.

At December 31, 2003, bonds, notes and redeemable preferred stocks included $339,119,000 of bonds that were not rated investment grade. These non-investment-grade securities are comprised of bonds spanning 11 industries with 21% of these assets concentrated in financial institutions, 17% of these assets concentrated in utilities, 15% of these assets concentrated in telecommunications, 11% of these assets concentrated in transportation and 10% of these assets concentrated in noncyclical consumer products. No other industry concentration constituted more than 10% of these assets.

At December 31, 2003, mortgage loans were collateralized by properties located in 31 states, with loans totaling approximately 27%, 11% and 11% of the aggregate carrying value of the portfolio secured by properties located in California, Michigan and New York. No more than 10% of the portfolio was secured by properties in any other single state.

At December 31, 2003, the carrying value, which approximates market value, of all investments in default as to the payment of principal or interest totaled $49,607,000 of bonds.

As a component of its asset and liability management strategy, the Company utilizes Swap Agreements to match assets more closely to liabilities. Swap Agreements are agreements to exchange with a counterparty interest rate payments of differing character (for example, variable-rate payments exchanged for fixed-rate payments) based on an underlying principal balance (notional principal) to hedge against interest rate changes. The Company typically utilizes Swap Agreements to create a hedge that effectively converts floating-rate assets and liabilities to fixed-rate instruments.

At December 31, 2003, $10,245,000 of bonds, at amortized cost, was on deposit with regulatory authorities in accordance with statutory requirements.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS

      The following estimated fair value disclosures are limited to reasonable estimates of the fair value of only the Company's financial instruments. The disclosures do not address the value of the Company's recognized and unrecognized nonfinancial assets (including its real estate investments and other invested assets except for partnerships) and liabilities or the value of anticipated future business. The Company does not plan to sell most of its assets or settle most of its liabilities at these estimated fair values.

      The fair value of a financial instrument is the amount at which the instrument could be exchanged in a current transaction between willing parties, other than in a forced or liquidation sale. Selling expenses and potential taxes are not included. The estimated fair value amounts were determined using available market information, current pricing information and various valuation methodologies. If quoted market prices were not readily available for a financial instrument, management determined an estimated fair value. Accordingly, the estimates may not be indicative of the amounts the financial instruments could be exchanged for in a current or future market transaction.

      The following methods and assumptions were used to estimate the fair value of each class of financial instruments for which it is practicable to estimate that value:

      CASH AND SHORT-TERM INSTRUMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      BONDS, NOTES AND REDEEMABLE PREFERRED STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information. For securities which do not have readily determinable market prices, we estimate their fair value with internally prepared valuations (including those based on estimates of future profitability). Otherwise, we use our most recent purchases and sales of similar unquoted securities, independent broker quotes or comparison to similar securities with quoted prices when possible to estimate the fair value of those securities.

      MORTGAGE LOANS: Fair values are primarily determined by discounting future cash flows to the present at current market rates, using expected prepayment rates.

      SEPARATE ACCOUNT SEED MONEY: Fair value is considered to be the market value of the underlying securities.

      COMMON STOCKS: Fair value is based principally on independent pricing services, broker quotes and other independent information.

      POLICY LOANS: Carrying value is considered a reasonable estimate of fair value.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

      PARTNERSHIPS: Fair value of partnerships that invest in debt and equity securities is based upon the fair value of the net assets of the partnerships as determined by the general partners.

      VARIABLE ANNUITY ASSETS HELD IN SEPARATE ACCOUNTS: Variable annuity assets are carried at the market value of the underlying securities.

      RESERVES FOR FIXED ANNUITY CONTRACTS: Deferred annuity contracts are assigned a fair value equal to current net surrender value. Annuitized contracts are valued based on the present value of future cash flows at current pricing rates.

      RESERVES FOR GUARANTEED INVESTMENT CONTRACTS: Fair value is based on the present value of future cash flows at current pricing rates.

      SECURITIES HELD/LOANED UNDER COLLATERAL AGREEMENTS: Carrying value is considered to be a reasonable estimate of fair value.

      VARIABLE ANNUITY LIABILITIES RELATED TO SEPARATE ACCOUNTS: Variable annuity liabilities are carried at the market value of the underlying securities of the variable annuity assets held in separate accounts.

      The estimated fair values of the Company's financial instruments at December 31, 2003 and 2002 compared with their respective carrying values, are as follows:

                                                                  CARRYING       FAIR
                                                                   VALUE         VALUE
                                                                -----------   -----------
                                                                     (IN THOUSANDS)
DECEMBER 31, 2003:

ASSETS:
    Cash and short-term investments .........................   $    85,188   $    85,188
    Bonds, notes and redeemable preferred stocks ............     5,505,800     5,505,800
    Mortgage loans ..........................................       716,846       774,758
    Policy loans ............................................       200,232       200,232
    Separate account seed money .............................        17,815        17,815
    Common stocks ...........................................           727           727
    Partnerships ............................................         1,312         1,685
    Securities lending collateral ...........................       514,145       514,145
    Variable annuity assets held in separate accounts .......    19,178,796    19,178,796

LIABILITIES:
    Reserves for fixed annuity contracts ....................   $ 4,274,329   $ 4,225,329
    Reserves for guaranteed investment contracts ............       218,032       223,553
    Securities lending payable ..............................       514,145       514,145
    Variable annuity liabilities related to separate accounts    19,178,796    19,178,796

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

4.    FAIR VALUE OF FINANCIAL INSTRUMENTS (Continued)

                                                                 CARRYING        FAIR
                                                                   VALUE         VALUE
                                                                -----------   -----------
                                                                      (IN THOUSANDS)
DECEMBER 31, 2002:

ASSETS:
    Cash and short-term investments .........................   $    65,872   $    65,872
    Bonds, notes and redeemable preferred stocks ............     5,528,569     5,528,569
    Mortgage loans ..........................................       738,601       818,022
    Policy loans ............................................       215,846       215,846
    Separate account seed money .............................        25,366        25,366
    Common stocks ...........................................         2,609         2,609
    Partnerships ............................................         8,766         7,504
    Securities lending collateral ...........................       585,760       585,760
    Variable annuity assets held in separate accounts .......    14,758,642    14,758,642

LIABILITIES:
    Reserves for fixed annuity contracts ....................   $ 4,285,098   $ 4,173,950
    Reserves for guaranteed investment contracts ............       359,561       367,393
    Securities lending payable ..............................       585,760       585,760
    Variable annuity liabilities related to separate accounts    14,758,642    14,758,642

5.    REINSURANCE

      GUARANTEED MINIMUM DEATH BENEFIT ("GMDB"): A majority of the Company's variable annuity products are issued with a death benefit feature which provides that, upon the death of a contractholder, the contractholder's beneficiary will receive the greater of (1) the contractholder's account value, or (2) a guaranteed minimum death benefit that varies by product (the GMDB). Depending on the product, the GMDB may equal the principal invested, adjusted for withdrawals; the principal invested, adjusted for withdrawals, accumulated at up to 5% per annum (subject to certain caps); or an amount equal to the highest account value in effect on any anniversary date under the contract. These benefits have issue age and other restrictions to reduce mortality risk exposure. The Company bears the risk that death claims following a decline in the financial markets may exceed contractholder account balances, and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2003, a portion of the GMDB risk on approximately 33% (calculated based on current account value) of the contracts with such features had been reinsured. Approximately half of this reinsurance will cease on March 31, 2004. In 2003, a substantial majority of contracts sold have reinsurance coverage. However, the Company does not currently have reinsurance coverage on the majority of the contracts to be sold after 2003. Reinsurance coverage is subject to limitations such as caps and deductibles. GMDB reinsurance premiums of $20,691,000, $15,544,000 and $8,200,000 were netted against variable annuity policy fees in 2003, 2002 and 2001, respectively. GMDB-

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    REINSURANCE (Continued)

      related contractholder benefits incurred, net of related reinsurance, were $63,268,000 (net of $8,042,000 of reinsurance recoveries), $67,492,000
      (net of $8,362,000 of reinsurance recoveries) and $17,839,000 (net of $3,767,000 of reinsurance recoveries) for 2003, 2002 and 2001, respectively. In accordance with Generally Accepted Accounting Principles, the Company expenses such benefits in the period incurred, and therefore does not provide reserves for future benefits. However, effective January 1, 2004, the company will be required to record a liability for GMDBs (see
      Note 2).

      EARNINGS ENHANCEMENT BENEFIT ("EEB"): The Company issues certain variable annuity products that offer an optional Earnings Enhancement Benefit (EEB) feature. This optional feature provides an additional death benefit, for which the Company assesses a separate charge to contractholders who elect the feature. The EEB provides an additional death benefit amount equal to a fixed percentage of earnings in the contract, subject to certain maximums. The percentages vary by issue age and policy duration. The Company bears the risk that account values following favorable performance of the financial markets will result in greater EEB death claims and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. At December 31, 2003, approximately 8% (calculated based on current account value) of in-force contracts include EEB coverage, with 95% of the EEB risk fully reinsured. EEB reinsurance premiums of $4,045,000 and $2,106,000 were netted against variable annuity policy fees in 2003 and 2002, respectively. There were no EEB reinsurance premium in 2001.

      GUARANTEED MINIMUM INCOME BENEFIT ("GMIB"): The Company issues certain variable annuity products that contain or offer a Guaranteed Minimum Income Benefit ("GMIB") living benefit feature. This feature provides a minimum annuity payment guarantee for those contractholders who choose to receive fixed lifetime annuity payments after a seven, nine or ten-year waiting period in their deferred annuity contracts. The Company bears the risk that the performance of the financial markets will not be sufficient for accumulated policyholder account balances to support GMIB benefits and that the fees collected under the contract are insufficient to cover the costs of the benefit to be provided. Substantially all of the Company's products containing the GMIB feature have been reinsured; furthermore, substantially all of the GMIB risk per individual reinsured contract has been transferred to the reinsurer. However, the Company does not currently have reinsurance coverage on contracts to be sold after the middle of 2004. GMIB reinsurance premiums of $6,059,000, $4,902,000 and $5,047,000 were netted against variable annuity policy fees in 2003, 2002 and 2001, respectively.

      The universal life insurance contracts are subject to reinsurance ceded agreements. In order to limit the exposure to loss on any single insured, the Company entered into a reinsurance treaty effective January 1, 1999 under which the Company retains no more than $100,000 of risk on any one insured life. Reinsurance premiums of $33,710,000, $34,098,000 and $34,011,000 were netted against universal life insurance fees in 2003, 2002 and 2001, respectively. Reinsurance recoveries were $34,036,000, $29,171,000 and $31,591,000 in 2003, 2002 and 2001, respectively. Total reserve credits of $3,705,000 and $3,641,000 were taken against the life insurance reserves at December 31, 2003 and 2002, respectively.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

5.    REINSURANCE (Continued)

      On August 1, 1999, the Company entered into a modified coinsurance transaction, approved by the Arizona Department of Insurance, which involved the ceding of approximately $6,000,000,000 of variable annuities to ANLIC Insurance Company (Hawaii), a non-affiliated stock life insurer. As part of the transaction, the Company received cash in the amount of $150,000,000 and recorded a corresponding deposit liability. As payments are made to the reinsurer, the deposit liability is relieved. For the year ended December 31, 2003, the Company recorded income of $7,591,000 from this program, as compared to an income of $6,418,000 for the year ended December 31, 2002 and a cost of $6,909,000 for the year ended December 31, 2001. These amounts are reported as a component of general and administrative expenses in the consolidated statement of income and comprehensive income.

      With respect to its reinsurance agreements, the Company could become liable for all obligations of the reinsured policies if the reinsurers were to become unable to meet the obligations assumed under the respective reinsurance agreements. The Company monitors its credit exposure with respect to these agreements. However, due to the high credit ratings of the reinsurers, such risks are considered to be minimal.

6.    COMMITMENTS AND CONTINGENT LIABILITIES

      The Company has entered into seven agreements in which it has provided liquidity support for certain short-term securities of municipalities and non-profit organizations by agreeing to purchase such securities in the event there is no other buyer in the short-term marketplace. In return the Company receives a fee. The maximum liability under these guarantees at December 31, 2003 is $557,775,000. Related to each of these agreements are participation agreements with the Parent under which the Parent will share in $222,524,000 of these liabilities in exchange for a proportionate percentage of the fees received under these agreements. The expiration dates of these commitments are as follows: $21,930,000 in 2004, $385,845,000 in 2005 and $150,000,000 in 2006. The Internal Revenue
      Service has initiated examinations into the transactions underlying these commitments, including the Company's role in the transactions. The Company is fully cooperating with the IRS. Management does not anticipate any material losses with respect to these commitments.

      At December 31, 2003, the Company was obligated to purchase approximately $18,000,000 of asset backed securities in the ordinary course of business. The expiration dates of these commitments are as follows: $11,000,000 in 2004 and $7,000,000 in 2006.

      Various lawsuits against the Company have arisen in the ordinary course of business. Contingent liabilities arising from litigation, income taxes and other matters are not considered material in relation to the financial position, results of operations or cash flows of the Company.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

6.    COMMITMENTS AND CONTINGENT LIABILITIES (Continued)

      The Company's insurance policy obligations are guaranteed by American Home Assurance Company ("American Home"), a subsidiary of AIG, and a member of an AIG intercompany pool, and the belief that the Company is viewed as a strategically important member of AIG. This guarantee is unconditional and irrevocable, and the Company's policyholders have the right to enforce the guarantee directly against American Home.

      The Company has a support agreement in effect between the Company and AIG (the "Support Agreement"), pursuant to which AIG has agreed that AIG will cause the Company to maintain a policyholder's surplus of not less than $1,000,000 or such greater amount as shall be sufficient to enable the Company to perform its obligations under any policy issued by it. The Support Agreement also provides that if the Company needs funds not otherwise available to it to make timely payment of its obligations under policies issued by it, AIG will provide such funds at the request of the Company. The Support Agreement is not a direct or indirect guarantee by AIG to any person of any obligations of the Company. AIG may terminate the Support Agreement with respect to outstanding obligations of the Company only under circumstances where the Company attains, without the benefit of the Support Agreement, a financial strength rating equivalent to that held by the Company with the benefit of the Support Agreement. Policyholders have the right to cause the Company to enforce its rights against AIG and, if the Company fails or refuses to take timely action to enforce the Support Agreement or if the Company defaults in any claim or payment owed to such policyholder when due, have the right to enforce the Support Agreement directly against AIG.

      American Home does not publish financial statements, although it files statutory annual and quarterly reports with the New York State Insurance Department, where such reports are available to the public. AIG is a reporting company under the Securities Exchange Act of 1934, and publishes annual reports on Form 10-K and quarterly reports on Form 10-Q, which are available from the Securities and Exchange Commission.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY

      The Company is authorized to issue 4,000 shares of its $1,000 par value Common Stock. At December 31, 2003 and 2002, 3,511 shares were outstanding.

      Changes in shareholder's equity are as follows:

                                                                  YEARS ENDED DECEMBER 31,
                                                         -----------------------------------------
                                                             2003           2002           2001
                                                         -----------    -----------    -----------
                                                                      (IN THOUSANDS)
ADDITIONAL PAID-IN CAPITAL:
    Beginning balances ...............................   $ 1,125,753    $   925,753    $   493,010
    Capital contributions by Parent ..................            --        200,000             --
    Contribution of subsidiary by Parent .............            --             --        432,743
                                                         -----------    -----------    -----------
    Ending balances ..................................   $ 1,125,753    $ 1,125,753    $   925,753
                                                         ===========    ===========    ===========

RETAINED EARNINGS:
    Beginning balances ...............................   $   175,871    $   694,004    $   697,730
    Net income .......................................        85,672         34,251         90,369
    Dividends paid to Parent .........................            --             --        (94,095)
    Distribution of subsidiary to Parent .............            --       (552,384)            --
                                                         -----------    -----------    -----------
    Ending balances ..................................   $   261,543    $   175,871    $   694,004
                                                         ===========    ===========    ===========

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS):
    Beginning balances ...............................   $    16,504    $   (29,272)   $   (65,582)
    Change in net unrealized gains (losses) on
      debt securities available for sale .............       118,725         98,718         59,844
    Change in net unrealized gains (losses) on
      equity securities available for sale ...........         1,594         (1,075)          (400)
    Change in adjustment to deferred acquisition costs       (34,000)       (25,000)        (5,800)
    Cumulative effect of accounting change, net of tax            --             --          1,389
    Net change related to cash flow hedges ...........            --         (2,218)            81
    Tax effects of net changes .......................       (30,213)       (24,649)       (18,804)
                                                         -----------    -----------    -----------
    Ending balances ..................................   $    72,610    $    16,504    $   (29,272)
                                                         ===========    ===========    ===========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY (Continued)

      Gross unrealized gains (losses) on fixed maturity and equity securities included in accumulated other comprehensive income are as follows:

                                                     DECEMBER 31,    DECEMBER 31,
                                                         2003            2002
                                                     ------------    ------------
                                                           (IN THOUSANDS)
Gross unrealized gains .........................      $ 214,845       $ 205,052
Gross unrealized losses ........................        (60,136)       (170,662)
Adjustment to DAC ..............................        (43,000)         (9,000)
Deferred income taxes ..........................        (39,099)         (8,886)
                                                      ---------       ---------
Accumulated other comprehensive income .........      $  72,610       $  16,504
                                                      =========       =========

      On October 30, 2002, the Company received a capital contribution of $200,000,000 in cash from the Parent.

      On January 1, 2002, the Company declared a distribution to its Parent of 100% of the outstanding capital stock of its then consolidated subsidiary, Saamsun. Pursuant to this distribution, Saamsun became a direct wholly owned subsidiary of the Parent. Saamsun held the Company's asset management and broker-dealer segments. This distribution reduced the Company's shareholder's equity by $552,384,000, cash and short term investments by $82,873,000, partnerships by $443,369,000, deferred acquisition costs by $98,428,000, other assets by $108,163,000, other liabilities by $121,635,000 and subordinated notes payable to affiliates by $58,814,000. Pretax income in future periods will be reduced by the earnings of the Company's asset management and broker-dealer operations, substantially offset by a profit sharing agreement on fees earned on variable annuity subaccounts (see Note 9). Net loss from these operations, on a combined basis, totaled $9,491,000 for the year ended December 31, 2001.

      On January 1, 2001, the Parent contributed all of its ownership interests in SA Affordable Housing, LLC ("SAAH LLC"), a wholly owned subsidiary, to the Company. The Company subsequently contributed all of its ownership interests in SAAH LLC to Saamsun. All of SAAH LLC's ownership interests were ultimately contributed to SAAMCO. SAAH LLC has investments in limited partnership interests whose primary purpose is the generation of rehabilitation tax credits, low income housing credits and passive losses. Realized tax credits are realized by its direct Parent, SAAMCO. At the time of the contribution, SAAH LLC had partnership assets of $432,120,000, other assets of $623,000 and shareholder's equity of $432,743,000. SAAH LLC's results of operations are included within the asset management operations. As a result of this transfer, additional paid-in capital was increased by $432,743,000. This contribution was approved by the Arizona Department of Insurance.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

7.    SHAREHOLDER'S EQUITY (Continued)

      Dividends that the Company may pay to its shareholder in any year without prior approval of the Arizona Department of Insurance are limited by statute. The maximum amount of dividends which can be paid to shareholders of insurance companies domiciled in the state of Arizona without obtaining the prior approval of the Insurance Commissioner is limited to the lesser of either 10% of the preceding year's statutory surplus or the preceding year's statutory net gain from operations if, after paying the dividend, the Company's capital and surplus would be adequate in the opinion of the Arizona Department of Insurance. Accordingly, the maximum amount of dividends that can be paid to stockholders in the year 2004 without obtaining prior approval is $59,884,000. No dividends were paid in the years ended December 31, 2003 and 2002. Dividends of $94,095,000 were paid on April 2, 2001.

      Under statutory accounting principles utilized in filings with insurance regulatory authorities, the Company's net income totaled $89,071,000 for the year ended December 31, 2003 and net losses of $180,737,000 and $122,322,000 for the years ended December 31, 2002 and 2001, respectively. The Company's statutory capital and surplus totaled $602,348,000 at December 31, 2003 and $463,905,000 at December 31, 2002.

8.    INCOME TAXES

      The components of the provisions for federal income taxes on pretax income consist of the following:

                                               YEARS ENDED DECEMBER 31,
                                      ------------------------------------------
                                         2003            2002            2001
                                      ---------       ---------       ----------
                                                    (IN THOUSANDS)

Current ........................      $ 122,445       $(126,685)      $(105,158)
Deferred .......................       (100,685)        128,748         126,010
                                      ---------       ---------       ----------
Total income tax expense .......      $  21,760       $   2,063       $  20,852
                                      =========       =========       =========

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    INCOME TAXES (Continued)

      Income taxes computed at the United States federal income tax rate of 35% and income taxes provided differ as follows:

                                                       YEARS ENDED DECEMBER 31,
                                                  --------------------------------
                                                    2003        2002        2001
                                                  --------    --------    --------
                                                           (IN THOUSANDS)

Amount computed at statutory rate .............   $ 37,601    $ 12,710    $ 42,547
Increases (decreases) resulting from:
   Amortization of differences between
      book and tax bases of net assets acquired         --          --         613
   State income taxes, net of federal
      tax benefit .............................         --          --       4,072
   Dividends received deduction ...............    (15,920)    (10,117)    (13,406)
   Tax credits ................................         --          --     (16,758)
   Other, net .................................         79        (530)      3,784
                                                  --------    --------    --------
      Total income tax expense ................   $ 21,760    $  2,063    $ 20,852
                                                  ========    ========    ========

      For United States federal income tax purposes, certain amounts from life insurance operations are accumulated in a policyholders' surplus account and are taxed only when distributed to shareholders or when such account exceeds prescribed limits. The accumulated policyholders' surplus was $14,304,000 at December 31, 2003. The Company does not anticipate any transactions which would cause any part of this surplus to be taxable.

      Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax reporting purposes.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

8.    INCOME TAXES (Continued)

      The significant components of the liability for Deferred Income Taxes are as follows:

                                                        DECEMBER 31,   DECEMBER 31,
                                                            2003           2002
                                                        ------------   ------------
(IN THOUSANDS)
DEFERRED TAX LIABILITIES:

Deferred acquisition costs ...........................   $ 455,151      $ 423,823
Other liabilities ....................................          --         42,289
Net unrealized gains on debt and equity securities
   available for sale ................................      39,098          8,885
                                                         ---------      ----------
Total deferred tax liabilities .......................     494,249        474,997
                                                         ---------      ----------
DEFERRED TAX ASSETS:

Investments ..........................................     (24,436)       (13,591)
Contractholder reserves ..............................    (158,112)       (84,943)
Guaranty fund assessments ............................      (3,408)        (3,774)
Deferred income ......................................     (21,881)       (16,416)
Other assets .........................................      (5,013)        (4,401)
                                                         ---------      ----------
Total deferred tax assets ............................    (212,850)      (123,125)
                                                         ---------      ----------
Deferred income taxes ................................   $ 281,399      $ 351,872
                                                         =========      =========

      In the Company's opinion, the deferred taxes will be fully realized and no valuation allowance is necessary because the Company has the ability to generate sufficient future taxable income to realize the tax benefits.

9.    RELATED-PARTY MATTERS

      As discussed in Notes 1 and 7, the Company declared a distribution to the Parent, effective January 1, 2002, of 100% of the outstanding common stock of its consolidated subsidiary, Saamsun.

      For the years ended December 31, 2003 and December 31, 2002, the Company paid commissions totaling $51,716,000 and $59,058,000 to nine affiliated broker-dealers: Royal Alliance Associates, Inc.; SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc.; VALIC Financial Advisors; American General Financial Advisors and Franklin Financial Services Corporation, respectively. Royal Alliance Associates, Inc. was a wholly owned subsidiary of the Company prior to January 1, 2002. For the year ended December 31, 2001, the Company paid commissions totaling $40,567,000 to six affiliated broker-dealers: SunAmerica Securities, Inc.; Advantage Capital Corporation; FSC Services Corporation; Sentra Securities Corporation; Spelman & Co., Inc. and VALIC Financial Advisors. These affiliated broker-dealers, distribute a significant portion of the Company's variable annuity products, amounting to approximately 24.0%, 31.2% and 26.0% of deposits for each of the respective periods. Of the Company's mutual fund sales, 26.3% was distributed by these affiliated broker-dealers for the year ended December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    RELATED-PARTY MATTERS (Continued)

      Pursuant to a cost allocation agreement, the Company purchases administrative, investment management, accounting, marketing and data processing services from its Parent, AIGRS and AIG. The allocation of such costs for investment management services is based on the level of assets under management. The allocation of costs for other services is based on estimated levels of usage, transactions or time incurred in providing the respective services. Amounts paid for such services totaled $126,531,000 for the year ended December 31, 2003, $119,981,000 for the year ended December 31, 2002 and $130,178,000 for the year ended December 31, 2001. The component of such costs that relate to the production or acquisition of new business during these periods amounted to $48,733,000, $49,004,000 and $68,757,000, respectively, and is deferred and amortized as part of deferred acquisition costs. The other components of such costs are included in general and administrative expenses in the consolidated statement of income and comprehensive income.

      The Company paid $500,000, $790,000 and $219,000 of management fees to an affiliate of the Company to administer its securities lending program for the years ended December 31, 2003, 2002 and 2001, respectively (see Note
      2).

      The majority of the Company's invested assets are managed by an affiliate of the Company. The investment management fees incurred were $2.3 million, $2.4 million and $5.0 million for the years ended December 31, 2003, 2002 and 2001, respectively.

      In December 2003, the Company purchased an affiliated bond with a carrying value of $37,129,000.

      On June 10, 2002, the Company entered into a profit sharing agreement with AIG SunAmerica Asset Management Corp. ("SAAMCO"), a former subsidiary of the Company and registered investment advisor, whereby SAAMCO will contribute to the Company on a quarterly basis its profits earned in connection with its role as investment advisor and/or business manager to several open-end investment management companies registered under the Investment Company Act of 1940, as amended, that fund the variable investment options available to investors through the Company's variable annuity contracts (the "SAAMCO Agreement"). The SAAMCO Agreement is retroactive to January 1, 2002. Variable annuity fees of $60,458,000 and $62,562,000 were included in the consolidated statement of income and comprehensive income relating to the SAAMCO Agreement for the years ended December 31, 2003 and 2002. Of this amount $54,753,000 and $57,745,000 has been paid to the Company in 2003 and 2002 and $5,705,000 and $4,817,000 remained receivables from SAAMCO at December 31, 2003 and 2002, respectively.

      On September 26, 2001, the Company entered into a short-term financing arrangement with AIGRS, whereby the Company has the right to borrow up to $500,000,000 from AIGRS. Any advances made by AIGRS under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2003 or December 31, 2002.

      On December 19, 2001, the Company entered into a short-term financing arrangement with AIGRS, whereby AIGRS has the right to borrow up to

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

9.    RELATED-PARTY MATTERS (Continued)

      $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2003. At December 31, 2002, $50,000,000 was due to the Company under this agreement. This receivable was collected in January 2003 and was included in due from affiliates on the balance sheet at December 31, 2002.

      On September 26, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby the Company has the right to borrow up to $500,000,000 from SunAmerica Investments, Inc. Any advances made by SunAmerica Investments, Inc. under this agreement must be repaid within 30 days. At December 31, 2003, the Company owed $14,000,000 under this agreement. This payable was paid in January 2004 and was included in due to affiliates on the balance sheet at December 31, 2003. No borrowings were outstanding under this agreement at December 31, 2002.

      On December 19, 2001, the Company entered into a short-term financing arrangement with an affiliate, SunAmerica Investments, Inc., whereby SunAmerica Investments, Inc. has the right to borrow up to $500,000,000 from the Company. Any advances made by the Company under this agreement must be repaid within 30 days. No borrowings were outstanding under this agreement at December 31, 2003 or December 31, 2002.

10.   BUSINESS SEGMENTS

      As a result of the distribution of Saamsun to the Parent on January 1, 2002, the Company had one business segment in 2003 and 2002, annuity operations (see Note 7). Prior to January 1, 2002, the Company had three business segments: annuity operations, asset management operations and broker-dealer operations. The accounting policies of the segments are the same as those described in Note 2. The Company evaluates performance based on profit or loss from operations before income taxes. There were no intersegment revenues for the year ended December 31, 2001. Substantially all of the Company's revenues are derived from the United States. The Parent makes expenditures for long-lived assets for the Company and allocates depreciation of such assets to the Company.

      Products for the annuity operations and asset management operations are marketed through affiliated and independent broker-dealers, full-service securities firms and financial institutions. One independent selling organization in the annuity operations represented 14.6% of sales in the year ended December 31, 2003, 11.9% of sales in the year ended December 31, 2002 and 12.2% of sales in the year ended December 31, 2001. No other independent selling organization was responsible for 10% or more of sales for any such period. For the year ended December 31, 2001, there was no single independent selling organization that accounted for 10% or more of sales in the asset management operations. Registered representatives sell products offered by the broker-dealer operations. Revenue from any single registered representative or group of registered representatives does not compose a material percentage of total revenues in the broker-dealer operations for the year ended December 31, 2001.

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   BUSINESS SEGMENTS (Continued)

      Summarized data for the Company's business segments follow:

                                                                  ASSET        BROKER-
                                                    ANNUITY     MANAGEMENT     DEALER
                                                  OPERATIONS    OPERATIONS   OPERATIONS      TOTAL
                                                 ------------   ----------   ----------   ------------
                                                                    (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2003:

REVENUES:
Fee income:
    Variable annuity fees ................       $    290,132   $       --   $       --   $    290,132
    Universal life insurance fees ........             35,816           --           --         35,816
    Surrender charges ....................             27,733           --           --         27,733
    Other fees ...........................                 --           --           --             --
                                                 ------------   ----------   ----------   ------------
        Total fee income .................            353,681           --           --        353,681

Investment income ........................            398,304           --           --        398,304
Net realized investment losses ...........            (30,354)          --           --        (30,354)
                                                 ------------   ----------   ----------   ------------
Total revenues ...........................            721,631           --           --        721,631
                                                 ------------   ----------   ----------   ------------
BENEFITS AND EXPENSES:
Interest expense .........................            237,585           --           --        237,585
General and administrative expenses ......             83,013           --           --         83,013
Amortization of deferred acquisition costs            156,906           --           --        156,906
Annual commissions .......................             55,661           --           --         55,661
Claims on universal life contracts, net of
    reinsurance ..........................             17,766           --           --         17,766
Guaranteed minimum death benefits, net of
    reinsurance recoveries ...............             63,268           --           --         63,268
                                                 ------------   ----------   ----------   ------------
Total benefits and expenses ..............            614,199           --           --        614,199
                                                 ------------   ----------   ----------   ------------
Pretax income before cumulative effect of
    accounting change ....................       $    107,432   $       --   $       --   $    107,432
                                                 ============   ==========   ==========   ============

Total assets .............................       $ 27,781,851   $       --   $       --   $ 27,781,851
                                                 ============   ==========   ==========   ============
Expenditures for long-lived assets .......       $         --   $       --   $       --   $         --
                                                 ============   ==========   ==========   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   BUSINESS SEGMENTS (Continued)

                                                                  ASSET        BROKER-
                                                    ANNUITY     MANAGEMENT     DEALER
                                                  OPERATIONS    OPERATIONS   OPERATIONS      TOTAL
                                                 ------------   ----------   ----------   ------------
                                                                    (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2002:

REVENUES:
Fee income:
   Variable annuity fees .................       $    295,509   $       --   $       --   $    295,509
   Universal life insurance fees .........             36,253           --           --         36,253
   Surrender charges .....................             32,507           --           --         32,507
   Other fees ............................              3,305           --           --          3,305
                                                 ------------   ----------   ----------   ------------
      Total fee income ...................            367,574           --           --        367,574

Investment income ........................            377,556           --           --        377,556
Net realized investment losses ...........            (65,811)          --           --        (65,811)
                                                 ------------   ----------   ----------   ------------
Total revenues ...........................            679,319           --           --        679,319

BENEFITS AND EXPENSES:
Interest expense .........................            234,261           --           --        234,261
General and administrative expenses ......             79,287           --           --         79,287
Amortization of deferred acquisition costs            187,860           --           --        187,860
Annual commissions .......................             58,389           --           --         58,389
Claims on universal life contracts, net of
   reinsurance ...........................             15,716           --           --         15,716
Guaranteed minimum death benefits, net of
   reinsurance recoveries ................             67,492           --           --         67,492
                                                 ------------   ----------   ----------   ------------
Total benefits and expenses ..............            643,005           --           --        643,005
                                                 ------------   ----------   ----------   ------------
Pretax income before cumulative effect of
   accounting change .....................       $     36,314   $       --   $       --   $     36,314
                                                 ============   ==========   ==========   ============
Total assets .............................       $ 23,538,832   $       --   $       --   $ 23,538,832
                                                 ============   ==========   ==========   ============
Expenditures for long-lived assets .......       $         --   $       --   $       --            $--
                                                 ============   ==========   ==========   ============

                      AIG SUNAMERICA LIFE ASSURANCE COMPANY
             NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (Continued)

10.   BUSINESS SEGMENTS (Continued)

                                                                  ASSET        BROKER-
                                                    ANNUITY     MANAGEMENT     DEALER
                                                  OPERATIONS    OPERATIONS   OPERATIONS      TOTAL
                                                 ------------   ----------   ----------   ------------
                                                                    (IN THOUSANDS)
YEAR ENDED DECEMBER 31, 2001:

REVENUES:
Fee income:
    Variable annuity fees ................       $    337,384   $   11,499   $       --   $    348,883
    Net retained commissions .............                 --        2,210       45,362         47,572
    Asset management fees ................                 --       63,529           --         63,529
    Universal life insurance fees ........             36,475           --           --         36,475
    Surrender charges ....................             24,911           --           --         24,911
    Other fees ...........................              3,626        9,350        1,575         14,551
                                                 ------------   ----------   ----------   ------------
Total fee income .........................            402,396       86,588       46,937        535,921

Investment income ........................            358,710       14,988          570        374,268
Net realized investment losses ...........            (59,784)     (32,927)          --        (92,711)
                                                 ------------   ----------   ----------   ------------
Total revenues ...........................            701,322       68,649       47,507        817,478

BENEFITS AND EXPENSES:
Interest expense .........................            240,499        4,115          360        244,974
General and administrative expenses ......             80,026       27,430       29,486        136,942
Amortization of deferred acquisition costs            144,273       76,043           --        220,316
Annual commissions .......................             58,278           --           --         58,278
Claims on universal life contracts, net of
   reinsurance ...........................             17,566           --           --         17,566
Guaranteed minimum death benefits, net of
   reinsurance recoveries ................             17,839           --           --         17,839
                                                 ------------   ----------   ----------   ------------
Total benefits and Expenses ..............            558,481      107,588       29,846        695,915

Pretax income before cumulative effect of
   accounting change .....................       $    142,841   $  (38,939)  $   17,661   $    121,563
                                                 ============   ==========   ==========   ============
Total assets .............................       $ 26,207,279   $  659,876   $   72,950   $ 26,940,105
                                                 ============   ==========   ==========   ============
Expenditures for long-lived assets .......       $         --   $      614   $      608   $      1,222
                                                 ============   ==========   ==========   ============

                         REPORT OF INDEPENDENT AUDITORS

To the Board of Directors of AIG SunAmerica Life Assurance Company and the Contractholders of its separate account, Variable Separate Account

In our opinion, the accompanying statement of assets and liabilities, including the schedule of portfolio investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the Variable Accounts constituting Variable Separate Account, a separate account of AIG SunAmerica Life Assurance Company (the "Separate Account") (formerly, Anchor National Life Insurance Company) at December 31, 2003, the results of each of their operations for the year then ended, and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of the Separate Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2003 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
Los Angeles, California
March 12, 2004

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003

                                                                              Government
                                                   Asset         Capital         and
                                                Allocation    Appreciation   Quality Bond     Growth
                                                Portfolio       Portfolio      Portfolio     Portfolio
                                                (Class 1)       (Class 1)      (Class 1)     (Class 1)
                                               ------------------------------------------------------------
Assets:
  Investments in Anchor Series Trust (Class
   1, 2 or 3), at net asset value              $406,341,547   $911,917,258   $469,029,141   $378,795,802
  Investments in SunAmerica Series Trust
   (Class 1, 2 or 3), at net asset value                  0              0              0              0
  Investments in Van Kampen Life Investment
   Trust (Class II), at net asset value                   0              0              0              0
  Investments in WM Variable Trust (Class
   1 or Class 2), at net asset value                      0              0              0              0
  Investments in Nations Separate Account
   Trust (Class B), at net asset value                    0              0              0              0
  Investments in Anchor Pathway Fund
   (Class A), at net asset value                          0              0              0              0
  Investments in American Funds Insurance
   Series (Class 2), at net asset value                   0              0              0              0
  Investments in Lord Abbett Series Fund,
   Inc. (Class VC), at net asset value                    0              0              0              0
                                               ---------------------------------------------------------
Total Assets:                                  $406,341,547   $911,917,258   $469,029,141   $378,795,802

Liabilities:                                              0              0              0              0
                                               ---------------------------------------------------------
                                               $406,341,547   $911,917,258   $469,029,141   $378,795,802
                                               =========================================================
Net assets:

  Accumulation units                           $404,241,443   $909,443,866   $466,328,725   $377,649,447

  Contracts in payout (annuitization) period      2,100,104      2,473,392      2,700,416      1,146,355

                                               ---------------------------------------------------------
       Total net assets                        $406,341,547   $911,917,258   $469,029,141   $378,795,802
                                               =========================================================

Accumulation units outstanding                   19,778,098     27,625,806     28,398,316     14,192,988
                                               =========================================================

Contracts With Total Expenses of 1.30%:
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
  Net Assets                                   $220,104,762   $373,248,855   $141,935,870   $142,928,751
  Accumulation units outstanding                 10,712,980     11,109,195      8,517,535      5,354,634
  Unit value of accumulation units             $      20.55   $      33.60   $      16.66   $      26.69
Contracts With Total Expenses of 1.52% (2):
  Net Assets                                   $184,269,813   $519,834,590   $309,494,592   $230,446,605
  Accumulation units outstanding                  8,968,741     15,471,842     18,572,325      8,633,774
  Unit value of accumulation units             $      20.55   $      33.60   $      16.66   $      26.69
Contracts With Total Expenses of 1.52% (3):
  Net Assets                                   $          -   $  4,082,407   $  6,087,032   $          -
  Accumulation units outstanding                          -        470,167        534,921              -
  Unit value of accumulation units             $          -   $       8.68   $      11.38   $          -
Contracts With Total Expenses of 1.52% (4):
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
  Net Assets                                   $  1,966,972   $ 13,116,405   $  8,746,810   $  5,420,446
  Accumulation units outstanding                     96,377        393,375        528,784        204,580
  Unit value of accumulation units             $      20.41   $      33.34   $      16.54   $      26.50
Contracts With Total Expenses of 1.77% (3):
  Net Assets                                   $          -   $  1,635,001   $  2,764,837   $          -
  Accumulation units outstanding                          -        181,227        244,751              -
  Unit value of accumulation units             $          -   $       9.02   $      11.30   $          -
Contracts With Total Expenses of 1.80%:
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -

                                                                                            Government
                                                 Natural        Asset         Capital          and
                                                Resources     Allocation    Appreciation   Quality Bond
                                                Portfolio      Portfolio     Portfolio      Portfolio
                                                (Class 1)      (Class 2)     (Class 2)      (Class 2)
                                               --------------------------------------------------------
Assets:
  Investments in Anchor Series Trust (Class
   1, 2 or 3), at net asset value              $90,042,277   $ 12,717,893   $100,495,406   $127,810,283
  Investments in SunAmerica Series Trust
   (Class 1, 2 or 3), at net asset value                 0              0              0              0
  Investments in Van Kampen Life Investment
   Trust (Class II), at net asset value                  0              0              0              0
  Investments in WM Variable Trust (Class
   1 or Class 2), at net asset value                     0              0              0              0
  Investments in Nations Separate Account
   Trust (Class B), at net asset value                   0              0              0              0
  Investments in Anchor Pathway Fund
   (Class A), at net asset value                         0              0              0              0
  Investments in American Funds Insurance
   Series (Class 2), at net asset value                  0              0              0              0
  Investments in Lord Abbett Series Fund,
   Inc. (Class VC), at net asset value                   0              0              0              0

                                               --------------------------------------------------------
Total Assets:                                  $90,042,277   $ 12,717,893   $100,495,406   $127,810,283

Liabilities:                                             0              0              0              0
                                               --------------------------------------------------------
                                               $90,042,277   $ 12,717,893   $100,495,406   $127,810,283
                                               ========================================================
Net assets:

  Accumulation units                           $89,809,590   $ 12,717,893   $100,495,406   $127,810,283

  Contracts in payout (annuitization) period       232,687              0              0              0
                                               --------------------------------------------------------

       Total net assets                        $90,042,277   $ 12,717,893   $100,495,406   $127,810,283
                                               ========================================================

Accumulation units outstanding                   4,047,710        622,230      2,994,700      7,704,078
                                               ========================================================

Contracts With Total Expenses of 1.30%:
  Net Assets                                   $         -   $          -   $          -   $          -
  Accumulation units outstanding                         -              -              -              -
  Unit value of accumulation units             $         -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
  Net Assets                                   $         -   $          -   $  1,350,905   $          -
  Accumulation units outstanding                         -              -         40,276              -
  Unit value of accumulation units             $         -   $          -   $      33.54   $          -
Contracts With Total Expenses of 1.52% (1):
  Net Assets                                   $33,646,995   $  6,743,011   $ 71,124,656   $ 95,321,326
  Accumulation units outstanding                 1,512,462        329,270      2,120,302      5,740,302
  Unit value of accumulation units             $     22.25   $      20.48   $      33.54   $      16.61
Contracts With Total Expenses of 1.52% (2):
  Net Assets                                   $53,782,785   $          -   $          -   $          -
  Accumulation units outstanding                 2,416,959              -              -              -
  Unit value of accumulation units             $     22.25   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
  Net Assets                                   $         -   $          -   $          -   $          -
  Accumulation units outstanding                         -              -              -              -
  Unit value of accumulation units             $         -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
  Net Assets                                   $         -   $    953,513   $  3,225,173   $  5,391,168
  Accumulation units outstanding                         -         46,563         95,319        324,172
  Unit value of accumulation units             $         -   $      20.48   $      33.84   $      16.63
Contracts With Total Expenses of 1.55% (5):
  Net Assets                                   $         -   $          -   $  1,038,314   $          -
  Accumulation units outstanding                         -              -         31,000              -
  Unit value of accumulation units             $         -   $          -   $      33.49   $          -
Contracts With Total Expenses of 1.55% (6):
  Net Assets                                   $         -   $          -   $  1,189,352   $          -
  Accumulation units outstanding                         -              -         34,580              -
  Unit value of accumulation units             $         -   $          -   $      34.39   $          -
Contracts With Total Expenses of 1.70%:
  Net Assets                                   $         -   $          -   $    556,950   $          -
  Accumulation units outstanding                         -              -         16,227              -
  Unit value of accumulation units             $         -   $          -   $      34.32   $          -
Contracts With Total Expenses of 1.72% (4):
  Net Assets                                   $         -   $  1,677,912   $  5,803,251   $  6,147,922
  Accumulation units outstanding                         -         82,132        171,809        371,227
  Unit value of accumulation units             $         -   $      20.43   $      33.78   $      16.56
Contracts With Total Expenses of 1.77% (7):
  Net Assets                                   $         -   $  2,330,981   $ 13,548,336   $ 18,947,515
  Accumulation units outstanding                         -        114,393        406,094      1,146,980
  Unit value of accumulation units             $         -   $      20.38   $      33.36   $      16.52
Contracts With Total Expenses of 1.77% (2):
  Net Assets                                   $ 2,612,497   $          -   $          -   $          -
  Accumulation units outstanding                   118,289              -              -              -
  Unit value of accumulation units             $     22.09   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
  Net Assets                                   $         -   $          -   $          -   $          -
  Accumulation units outstanding                         -              -              -              -
  Unit value of accumulation units             $         -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
  Net Assets                                   $         -   $          -   $    655,023   $          -
  Accumulation units outstanding                         -              -         19,710              -
  Unit value of accumulation units             $         -   $          -   $      33.23   $          -
Contracts With Total Expenses of 1.95%:
  Net Assets                                   $         -   $          -   $    325,814   $          -
  Accumulation units outstanding                         -              -          9,532              -
  Unit value of accumulation units             $         -   $          -   $      34.18   $          -
Contracts With Total Expenses of 1.97% (4):
  Net Assets                                   $         -   $  1,012,476   $  1,677,632   $  2,002,352
  Accumulation units outstanding                         -         49,872         49,851        121,397
  Unit value of accumulation units             $         -   $      20.30   $      33.65   $      16.49

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)      Offered in Polaris II product.

(3)      Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)      Offered in Diversified Strategies product.

(6)      Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (Continued)

                                                                 Natural         Asset         Capital
                                                  Growth        Resources     Allocation    Appreciation
                                                Portfolio       Portfolio      Portfolio      Portfolio
                                                (Class 2)       (Class 2)      (Class 3)      (Class 3)
                                               ---------------------------------------------------------
Assets:
  Investments in Anchor Series Trust
   (Class 1, 2 or 3), at net asset value       $ 58,824,652   $ 12,549,472   $  2,872,884   $ 58,331,792
  Investments in SunAmerica Series Trust
   (Class 1, 2 or 3), at net asset value                  0              0              0              0
  Investments in Van Kampen Life Investment
   Trust (Class II), at net asset value                   0              0              0              0
  Investments in WM Variable Trust
   (Class 1 or Class 2), at net asset value               0              0              0              0
  Investments in Nations Separate Account
   Trust (Class B), at net asset value                    0              0              0              0
  Investments in Anchor Pathway Fund
   (Class A), at net asset value                          0              0              0              0
  Investments in American Funds Insurance
   Series (Class 2), at net asset value                   0              0              0              0
  Investments in Lord Abbett Series Fund,
   Inc. (Class VC), at net asset value                    0              0              0              0
                                               ---------------------------------------------------------
Total Assets:                                  $ 58,824,652   $ 12,549,472   $  2,872,884   $ 58,331,792

Liabilities:                                              0              0              0              0
                                               ---------------------------------------------------------
                                               $ 58,824,652   $ 12,549,472   $  2,872,884   $ 58,331,792
                                               =========================================================

Net assets:

  Accumulation units                           $ 58,824,652   $ 12,549,472   $  2,872,884   $ 58,331,792

  Contracts in payout (annuitization) period              0              0              0              0
                                               ---------------------------------------------------------
           Total net assets                    $ 58,824,652   $ 12,549,472   $  2,872,884   $ 58,331,792
                                               =========================================================

Accumulation units outstanding                    2,210,630        565,717        140,877      1,741,037
                                               =========================================================

Contracts With Total Expenses of 1.30%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):

  Net Assets                                   $ 45,868,350   $  8,916,776   $          -   $ 38,878,800
  Accumulation units outstanding                  1,722,000        401,282              -      1,159,548
  Unit value of accumulation units             $      26.64   $      22.22   $          -   $      33.53
Contracts With Total Expenses of 1.52% (2):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):

  Net Assets                                   $  1,468,765   $    432,871   $    521,175   $  4,085,991
  Accumulation units outstanding                     55,138         19,443         25,522        121,861
  Unit value of accumulation units             $      26.64   $      22.26   $      20.42   $      33.53
Contracts With Total Expenses of 1.55% (5):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):

  Net Assets                                   $  2,145,023   $    764,316   $  2,229,395   $  9,468,256
  Accumulation units outstanding                     80,754         34,514        109,338        282,999
  Unit value of accumulation units             $      26.56   $      22.15   $      20.39   $      33.46
Contracts With Total Expenses of 1.77% (7):

  Net Assets                                   $  8,890,330   $  2,306,653   $          -   $  4,589,834
  Accumulation units outstanding                    335,658        104,640              -        137,361
  Unit value of accumulation units             $      26.49   $      22.04   $          -   $      33.41
Contracts With Total Expenses of 1.77% (2):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):

  Net Assets                                   $    452,184   $    128,856   $    122,314   $  1,308,911
  Accumulation units outstanding                     17,080          5,838          6,017         39,268
  Unit value of accumulation units             $      26.47   $      22.07   $      20.33   $      33.33

                                                Government
                                                   and                          Natural      Aggressive
                                               Quality Bond     Growth         Resources      Growth
                                                 Portfolio     Portfolio       Portfolio     Portfolio
                                                 (Class 3)     (Class 3)       (Class 3)     (Class 1)
                                               ---------------------------------------------------------
Assets:
  Investments in Anchor Series Trust
   (Class 1, 2 or 3), at net asset value       $112,179,625   $ 35,799,120   $  5,978,089   $          0
  Investments in SunAmerica Series Trust
   (Class 1, 2 or 3), at net asset value                  0              0              0    150,483,074
  Investments in Van Kampen Life Investment
   Trust (Class II), at net asset value                   0              0              0              0
  Investments in WM Variable Trust
   (Class 1 or Class 2), at net asset value               0              0              0              0
  Investments in Nations Separate Account
   Trust (Class B), at net asset value                    0              0              0              0
  Investments in Anchor Pathway Fund
   (Class A), at net asset value                          0              0              0              0
  Investments in American Funds Insurance
   Series (Class 2), at net asset value                   0              0              0              0
  Investments in Lord Abbett Series Fund,
   Inc. (Class VC), at net asset value                    0              0              0              0
                                               ---------------------------------------------------------

Total Assets:                                  $112,179,625   $ 35,799,120   $  5,978,089   $150,483,074

Liabilities:                                              0              0              0              0
                                               ---------------------------------------------------------
                                               $112,179,625   $ 35,799,120   $  5,978,089   $150,483,074
                                               =========================================================

Net assets:

  Accumulation units                           $112,179,625   $ 35,799,120   $  5,978,089   $150,087,756

  Contracts in payout (annuitization) period              0              0              0        395,318
                                               ---------------------------------------------------------
           Total net assets                    $112,179,625   $ 35,799,120   $  5,978,089   $150,483,074
                                               =========================================================

Accumulation units outstanding                    6,769,120      1,346,317        270,101     11,780,987
                                               =========================================================

Contracts With Total Expenses of 1.30%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):

  Net Assets                                   $ 66,092,522   $ 23,694,231   $  3,695,915   $ 43,097,722
  Accumulation units outstanding                  3,984,131        890,267        166,766      3,365,257
  Unit value of accumulation units             $      16.59   $      26.61   $      22.16   $      12.81
Contracts With Total Expenses of 1.52% (2):

  Net Assets                                   $          -   $          -   $          -   $105,107,163
  Accumulation units outstanding                          -              -              -      8,207,281
  Unit value of accumulation units             $          -   $          -   $          -   $      12.81
Contracts With Total Expenses of 1.52% (3):

  Net Assets                                   $          -   $          -   $          -   $    292,112
  Accumulation units outstanding                          -              -              -         43,121
  Unit value of accumulation units             $          -   $          -   $          -   $       6.77
Contracts With Total Expenses of 1.52% (4):

  Net Assets                                   $ 10,107,314   $  2,379,381   $    212,260   $          -
  Accumulation units outstanding                    609,421         89,400          9,577              -
  Unit value of accumulation units             $      16.59   $      26.61   $      22.16   $          -
Contracts With Total Expenses of 1.55% (5):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):

  Net Assets                                   $ 25,579,039   $  6,128,580   $  1,327,490   $          -
  Accumulation units outstanding                  1,545,706        230,864         60,147              -
  Unit value of accumulation units             $      16.55   $      26.55   $      22.07   $          -
Contracts With Total Expenses of 1.77% (7):

  Net Assets                                   $  8,223,755   $  2,774,463   $    730,373   $          -
  Accumulation units outstanding                    497,760        104,691         33,063              -
  Unit value of accumulation units             $      16.52   $      26.50   $      22.09   $          -
Contracts With Total Expenses of 1.77% (2):

  Net Assets                                   $          -   $          -   $          -   $  1,855,077
  Accumulation units outstanding                          -              -              -        145,856
  Unit value of accumulation units             $          -   $          -   $          -   $      12.72
Contracts With Total Expenses of 1.77% (3):

  Net Assets                                   $          -   $          -   $          -   $    131,000
  Accumulation units outstanding                          -              -              -         19,472
  Unit value of accumulation units             $          -   $          -   $          -   $       6.73
Contracts With Total Expenses of 1.80%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):

  Net Assets                                   $  2,176,995   $    822,465   $     12,051   $          -
  Accumulation units outstanding                    132,102         31,095            548              -
  Unit value of accumulation units             $      16.48   $      26.45   $      22.01   $          -

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)      Offered in Polaris II product.

(3)      Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)      Offered in Diversified Strategies product.

(6)      Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (Continued)

                                                 Alliance      Blue Chip        Cash         Corporate
                                                  Growth        Growth        Management       Bond
                                                Portfolio      Portfolio      Portfolio      Portfolio
                                                (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                               ---------------------------------------------------------
Assets:
  Investments in Anchor Series Trust
   (Class 1, 2 or 3), at net asset value       $          0   $          0   $          0   $          0
  Investments in SunAmerica Series Trust
   (Class 1, 2 or 3), at net asset value        890,904,857     26,875,421    176,856,444    218,565,601
  Investments in Van Kampen Life Investment
   Trust (Class II), at net asset value                   0              0              0              0
  Investments in WM Variable Trust
   (Class 1 or Class 2), at net asset value               0              0              0              0
  Investments in Nations Separate Account
   Trust (Class B), at net asset value                    0              0              0              0
  Investments in Anchor Pathway Fund
   (Class A), at net asset value                          0              0              0              0
  Investments in American Funds Insurance
   Series (Class 2), at net asset value                   0              0              0              0
  Investments in Lord Abbett Series Fund,
   Inc. (Class VC), at net asset value                    0              0              0              0
                                               ---------------------------------------------------------

Total Assets:                                  $890,904,857   $ 26,875,421   $176,856,444   $218,565,601

Liabilities:                                              0              0              0              0
                                               ---------------------------------------------------------
                                               $890,904,857   $ 26,875,421   $176,856,444   $218,565,601
                                               =========================================================
Net assets:

  Accumulation units                           $888,095,998   $ 26,866,253   $174,715,213   $217,523,649

  Contracts in payout (annuitization) period      2,808,859          9,168      2,141,231      1,041,952
                                               ---------------------------------------------------------
           Total net assets                    $890,904,857   $ 26,875,421   $176,856,444   $218,565,601
                                               =========================================================

Accumulation units outstanding                   32,778,585      4,616,456     13,706,050     13,408,143
                                               =========================================================

Contracts With Total Expenses of 1.30%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):

  Net Assets                                   $307,355,627   $  7,430,648   $ 58,599,074   $ 58,442,048
  Accumulation units outstanding                 11,235,813      1,284,704      4,532,301      3,584,544
  Unit value of accumulation units             $      27.35   $       5.78   $      12.93   $      16.30
Contracts With Total Expenses of 1.52% (2):

  Net Assets                                   $572,234,321   $ 17,367,818   $114,597,721   $154,976,860
  Accumulation units outstanding                 20,919,003      3,002,368      8,864,318      9,505,442
  Unit value of accumulation units             $      27.35   $       5.78   $      12.93   $      16.30
Contracts With Total Expenses of 1.52% (3):

  Net Assets                                   $  1,400,055   $    839,641   $    683,001   $          -
  Accumulation units outstanding                    182,614        119,325         68,361              -
  Unit value of accumulation units             $       7.67   $       7.04   $       9.99   $          -
Contracts With Total Expenses of 1.52% (4):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):

  Net Assets                                   $  9,136,736   $  1,060,840   $  2,565,118   $  5,146,693
  Accumulation units outstanding                    336,505        184,797        199,902        318,157
  Unit value of accumulation units             $      27.15   $       5.74   $      12.83   $      16.18
Contracts With Total Expenses of 1.77% (3):

  Net Assets                                   $    778,118   $    176,474   $    411,530   $          -
  Accumulation units outstanding                    104,650         25,262         41,168              -
  Unit value of accumulation units             $       7.44   $       6.99   $      10.00   $          -
Contracts With Total Expenses of 1.80%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):

  Net Assets                                   $          -   $          -   $          -   $          -
  Accumulation units outstanding                          -              -              -              -
  Unit value of accumulation units             $          -   $          -   $          -   $          -

                                                   Davis                                       Federated
                                                  Venture        "Dogs" of       Emerging       American
                                                   Value         Wall Street     Markets        Leaders
                                                 Portfolio        Portfolio     Portfolio      Portfolio
                                                 (Class 1)        (Class 1)     (Class 1)      (Class 1)
                                               -----------------------------------------------------------
Assets:
  Investments in Anchor Series Trust
   (Class 1, 2 or 3), at net asset value       $            0   $          0   $          0   $          0
  Investments in SunAmerica Series Trust
   (Class 1, 2 or 3), at net asset value        1,699,121,533     85,890,387     82,029,038    172,085,602
  Investments in Van Kampen Life Investment
   Trust (Class II), at net asset value                     0              0              0              0
  Investments in WM Variable Trust
   (Class 1 or Class 2), at net asset value                 0              0              0              0
  Investments in Nations Separate Account
   Trust (Class B), at net asset value                      0              0              0              0
  Investments in Anchor Pathway Fund
   (Class A), at net asset value                            0              0              0              0
  Investments in American Funds Insurance
   Series (Class 2), at net asset value                     0              0              0              0
  Investments in Lord Abbett Series Fund,
   Inc. (Class VC), at net asset value                      0              0              0              0
                                               -----------------------------------------------------------

Total Assets:                                  $1,699,121,533   $ 85,890,387   $ 82,029,038   $172,085,602

Liabilities:                                                0              0              0              0
                                               -----------------------------------------------------------
                                               $1,699,121,533   $ 85,890,387   $ 82,029,038   $172,085,602
                                               ===========================================================
Net assets:

  Accumulation units                           $1,695,117,292   $ 85,704,856   $ 81,978,823   $171,351,063

  Contracts in payout (annuitization) period        4,004,241        185,531         50,215        734,539
                                               -----------------------------------------------------------
           Total net assets                    $1,699,121,533   $ 85,890,387   $ 82,029,038   $172,085,602
                                               ===========================================================

Accumulation units outstanding                     60,656,992      8,147,568      9,111,544     10,581,822
                                               ===========================================================

Contracts With Total Expenses of 1.30%:

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):

  Net Assets                                   $  671,258,879   $ 12,507,906   $ 17,421,358   $ 58,078,785
  Accumulation units outstanding                   23,788,082      1,186,271      1,938,475      3,571,023
  Unit value of accumulation units             $        28.22   $      10.54   $       8.99   $      16.26
Contracts With Total Expenses of 1.52% (2):

  Net Assets                                   $  997,492,188   $ 71,185,510   $ 62,977,693   $111,548,675
  Accumulation units outstanding                   35,349,926      6,751,376      7,006,555      6,858,474
  Unit value of accumulation units             $        28.22   $      10.54   $       8.99   $      16.26
Contracts With Total Expenses of 1.52% (3):

  Net Assets                                   $    4,569,939   $          -   $    325,100   $          -
  Accumulation units outstanding                      465,627              -         24,154              -
  Unit value of accumulation units             $         9.81   $          -   $      13.46   $          -
Contracts With Total Expenses of 1.52% (4):

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):

  Net Assets                                   $   23,852,948   $  2,196,971   $  1,201,074   $  2,458,142
  Accumulation units outstanding                      851,758        209,921        134,595        152,325
  Unit value of accumulation units             $        28.00   $      10.47   $       8.92   $      16.14
Contracts With Total Expenses of 1.77% (3):

  Net Assets                                   $    1,947,579   $          -   $    103,813   $          -
  Accumulation units outstanding                      201,599              -          7,765              -
  Unit value of accumulation units             $         9.66   $          -   $      13.37   $          -
Contracts With Total Expenses of 1.80%:

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):

  Net Assets                                   $            -   $          -   $          -   $          -
  Accumulation units outstanding                            -              -              -              -
  Unit value of accumulation units             $            -   $          -   $          -   $          -

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)      Offered in Polaris II product.

(3)      Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)      Offered in Diversified Strategies product.

(6)      Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (Continued)

                                                                                    Goldman
                                                       Global         Global         Sachs        Growth-
                                                        Bond         Equities      Research       Income
                                                      Portfolio      Portfolio     Portfolio     Portfolio
                                                     (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                                    --------------------------------------------------------
Assets:
  Investments in Anchor Series Trust
      (Class 1, 2 or 3), at net asset value         $          0  $           0   $         0  $           0
  Investments in SunAmerica Series Trust
       (Class 1, 2 or 3),  at net asset value         95,804,408    209,702,594    21,703,835    776,995,860
  Investments in Van Kampen Life Investment
      Trust (Class II),  at net asset value                    0              0             0              0
  Investments in WM Variable Trust
      (Class 1 or Class 2), at net asset value                 0              0             0              0
  Investments in Nations Separate Account
      Trust (Class B),  at net asset value                     0              0             0              0
  Investments in Anchor Pathway Fund
      (Class A), at net asset value                            0              0             0              0
  Investments in American Funds Insurance
      Series (Class 2), at net asset value                     0              0             0              0
  Investments in Lord Abbett Series Fund,
      Inc. (Class VC),  at net asset value                     0              0             0              0
                                                    --------------------------------------------------------

Total Assets:                                       $ 95,804,408  $ 209,702,594  $ 21,703,835  $ 776,995,860

Liabilities:                                                   0              0             0              0
                                                    --------------------------------------------------------

                                                    $ 95,804,408  $ 209,702,594  $ 21,703,835  $ 776,995,860
                                                    ========================================================
Net assets:

        Accumulation units                          $ 95,663,729  $ 209,040,157  $ 21,623,698  $ 773,481,740

        Contracts in payout (annuitization) period       140,679        662,437        80,137      3,514,120
                                                    --------------------------------------------------------
             Total net assets                       $ 95,804,408  $ 209,702,594  $ 21,703,835  $ 776,995,860
                                                    ========================================================

Accumulation units outstanding                         5,769,975     13,408,682     3,464,986     30,394,384
                                                    ========================================================

Contracts With Total Expenses of 1.30%:
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.40%:
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.52% (1):
        Net Assets                                  $ 42,156,717  $ 107,690,681   $ 3,337,113  $ 331,083,269
        Accumulation units outstanding                 2,526,214      6,864,728       532,596     12,832,440
        Unit value of accumulation units            $      16.69  $       15.69   $      6.27  $       25.80
Contracts With Total Expenses of 1.52% (2):
        Net Assets                                  $ 50,892,002  $ 100,150,626   $17,244,362  $ 434,655,912
        Accumulation units outstanding                 3,049,878      6,384,144     2,751,886     16,846,784
        Unit value of accumulation units            $      16.69  $      15.69    $      6.27  $       25.80
Contracts With Total Expenses of 1.52% (3):
        Net Assets                                  $    432,782  $     114,455   $         -  $   2,659,538
        Accumulation units outstanding                    39,511         15,877             -        324,974
        Unit value of accumulation units            $      10.95  $        7.21   $         -  $        8.18
Contracts With Total Expenses of 1.52% (4):
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.55% (5):
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.55% (6):
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.70%:
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.72% (4):
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.77% (7):
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.77% (2):
        Net Assets                                  $  1,875,587  $   1,326,766   $ 1,122,360  $   7,948,632
        Accumulation units outstanding                   113,246         85,227       180,504        310,363
        Unit value of accumulation units            $      16.56  $       15.57   $      6.22  $       25.61
Contracts With Total Expenses of 1.77% (3):
        Net Assets                                  $    447,320  $     420,066   $         -  $     648,509
        Accumulation units outstanding                    41,126         58,706             -         79,823
        Unit value of accumulation units            $      10.88  $        7.16   $         -  $        8.12
Contracts With Total Expenses of 1.80%:
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.95%:
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -
Contracts With Total Expenses of 1.97% (4):
        Net Assets                                  $          -  $           -   $         -  $           -
        Accumulation units outstanding                         -              -             -              -
        Unit value of accumulation units            $          -  $           -   $         -  $           -

                                                                                  International  International
                                                        Growth      High-Yield     Diversified      Growth
                                                    Opportunities      Bond         Equities       & Income
                                                      Portfolio      Portfolio      Portfolio      Portfolio
                                                      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                                    ----------------------------------------------------------
Assets:
        Investments in Anchor Series Trust
          (Class 1, 2 or 3), at net asset value     $           0  $           0  $           0  $           0
        Investments in SunAmerica Series Trust
          (Class 1, 2 or 3), at net asset value        28,319,772    263,751,824    157,610,826    193,131,037
        Investments in Van Kampen Life Investment
          Trust (Class II), at net asset value                  0              0              0              0
        Investments in WM Variable Trust
          Class 1 or Class 2), at net asset value               0              0              0              0
        Investments in Nations Separate Account
          Trust (Class B),  at net asset value                  0              0              0              0
        Investments in Anchor Pathway Fund
          (Class A), at net asset value                         0              0              0              0
        Investments in American Funds Insurance
          Series (Class 2), at net asset value                  0              0              0              0
        Investments in Lord Abbett Series Fund,
          Inc. (Class VC),  at net asset value                  0              0              0              0
                                                    ----------------------------------------------------------

Total Assets:                                       $  28,319,772  $ 263,751,824  $ 157,610,826  $ 193,131,037

Liabilities:                                                    0              0              0              0
                                                    ----------------------------------------------------------

                                                    $  28,319,772  $ 263,751,824  $ 157,610,826  $ 193,131,037
                                                    ==========================================================
Net assets:

        Accumulation units                          $  28,303,334  $ 263,048,981  $ 157,179,423  $ 192,418,904

        Contracts in payout (annuitization) period         16,438        702,843        431,403        712,133
                                                    ----------------------------------------------------------

             Total net assets                       $  28,319,772  $ 263,751,824  $ 157,610,826  $ 193,131,037
                                                    ==========================================================

Accumulation units outstanding                          6,188,391     17,536,682     16,924,576     17,140,775
                                                    ==========================================================

Contracts With Total Expenses of 1.30%:
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.40%:
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.52% (1):
        Net Assets                                  $   7,756,091  $  97,364,978  $  77,354,467  $  38,388,564
        Accumulation units outstanding                  1,694,398      6,473,266      8,305,186      3,402,233
        Unit value of accumulation units            $        4.58  $       15.04  $        9.31  $       11.28
Contracts With Total Expenses of 1.52% (2):
        Net Assets                                  $  19,776,137  $ 163,066,683  $  78,708,837  $ 150,713,616
        Accumulation units outstanding                  4,320,776     10,841,273      8,452,013     13,356,805
        Unit value of accumulation units            $        4.58  $       15.04  $        9.31  $       11.28
Contracts With Total Expenses of 1.52% (3):
        Net Assets                                  $           -  $           -  $           -  $     496,486
        Accumulation units outstanding                          -              -              -         61,376
        Unit value of accumulation units            $           -  $           -  $           -  $        8.09
Contracts With Total Expenses of 1.52% (4):
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.55% (5):
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.55% (6):
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.70%:
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.72% (4):
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.77% (7):
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.77% (2):
        Net Assets                                  $     787,544  $   3,320,163  $   1,547,522  $   3,395,010
        Accumulation units outstanding                    173,217        222,143        167,377        303,267
        Unit value of accumulation units            $        4.55  $       14.95  $        9.25  $       11.19
Contracts With Total Expenses of 1.77% (3):
        Net Assets                                  $           -  $           -  $           -  $     137,361
        Accumulation units outstanding                          -              -              -         17,094
        Unit value of accumulation units            $           -  $           -  $           -  $        8.04
Contracts With Total Expenses of 1.80%:
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.95%:
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -
Contracts With Total Expenses of 1.97% (4):
        Net Assets                                  $           -  $           -  $           -  $           -
        Accumulation units outstanding                          -              -              -              -
        Unit value of accumulation units            $           -  $           -  $           -  $           -


(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (Continued)

                                                                                 MFS
                                                                             Massachusetts         MFS
                                                             Marsico           Investors          Mid-Cap            MFS
                                                              Growth             Trust            Growth         Total Return
                                                            Portfolio         Portfolio          Portfolio         Portfolio
                                                            (Class 1)          (Class 1)         (Class 1)         (Class 1)
                                                           ------------------------------------------------------------------
  Assets:
          Investments in Anchor Series Trust
              (Class 1, 2 or 3), at net asset value        $          0      $           0     $          0      $          0
          Investments in SunAmerica Series Trust
               (Class 1, 2 or 3), at net asset value         74,743,943        210,872,350      161,264,715       544,742,108
          Investments in Van Kampen Life Investment
              Trust (Class II), at net asset value                    0                  0                0                 0
          Investments in WM Variable Trust
              (Class 1 or Class 2), at net asset value                0                  0                0                 0
          Investments in Nations Separate Account
              Trust (Class B), at net asset value                     0                  0                0                 0
          Investments in Anchor Pathway Fund
              (Class A), at net asset value                           0                  0                0                 0
          Investments in American Funds Insurance
              Series (Class 2), at net asset value                    0                  0                0                 0
          Investments in Lord Abbett Series Fund,
              Inc. (Class VC), at net asset value                     0                  0                0                 0
                                                           ------------------------------------------------------------------

  Total Assets:                                            $ 74,743,943      $ 210,872,350     $161,264,715      $544,742,108

  Liabilities:                                                        0                  0                0                 0
                                                           ------------------------------------------------------------------

                                                           $ 74,743,943      $ 210,872,350     $161,264,715      $544,742,108
                                                           ==================================================================
  Net assets:

          Accumulation units                               $ 74,743,271      $ 210,349,596     $160,792,515      $543,844,363

          Contracts in payout (annuitization) period                672            522,754          472,200           897,745
                                                           ------------------------------------------------------------------

               Total net assets                            $ 74,743,943      $ 210,872,350     $161,264,715      $544,742,108
                                                           ==================================================================

  Accumulation units outstanding                              7,828,738         11,732,320       17,207,140        24,019,322
                                                           ==================================================================

  Contracts With Total Expenses of 1.30%:
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.40%:
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.52% (1):
          Net Assets                                       $          -      $  97,252,426     $ 29,113,693      $161,175,138
          Accumulation units outstanding                              -          5,394,233        3,084,733         7,039,810
          Unit value of accumulation units                 $          -      $       18.03     $       9.44      $      22.89
  Contracts With Total Expenses of 1.52% (2):
          Net Assets                                       $ 70,212,622      $ 108,821,905     $124,478,473      $359,904,416
          Accumulation units outstanding                      7,350,664          6,036,183       13,189,307        15,720,321
          Unit value of accumulation units                 $       9.55      $       18.03     $       9.44      $      22.89
  Contracts With Total Expenses of 1.52% (3):
          Net Assets                                       $          -      $     443,362     $  1,190,233      $  3,543,188
          Accumulation units outstanding                              -             50,868          211,866           332,151
          Unit value of accumulation units                 $          -      $        8.72     $       5.62      $      10.67
  Contracts With Total Expenses of 1.52% (4):
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.55% (5):
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.55% (6):
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.70%:
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.72% (4):
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.77% (7):
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.77% (2):
          Net Assets                                       $  4,531,321      $   4,237,649     $  6,078,988      $ 19,283,807
          Accumulation units outstanding                        478,074            236,783          649,002           848,211
          Unit value of accumulation units                 $       9.48      $       17.90     $       9.37      $      22.73
  Contracts With Total Expenses of 1.77% (3):
          Net Assets                                       $          -      $     117,008     $    403,328      $    835,559
          Accumulation units outstanding                              -             14,253           72,232            78,829
          Unit value of accumulation units                 $          -      $        8.21     $       5.58      $      10.60
  Contracts With Total Expenses of 1.80%:
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.95%:
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -
  Contracts With Total Expenses of 1.97% (4):
          Net Assets                                       $          -      $           -     $          -      $          -
          Accumulation units outstanding                              -                  -                -                 -
          Unit value of accumulation units                 $          -      $           -     $          -      $          -

                                                               Putnam
                                                               Growth:           Real            SunAmerica
                                                               Voyager           Estate           Balanced        Technology
                                                             Portfolio         Portfolio          Portfolio        Portfolio
                                                             (Class 1)          (Class 1)         (Class 1)        (Class 1)
                                                            ------------------------------------------------------------------
  Assets:
          Investments in Anchor Series Trust
              (Class 1, 2 or 3), at net asset value         $          0      $          0      $          0      $          0
          Investments in SunAmerica Series Trust
               (Class 1, 2 or 3), at net asset value         237,882,292       122,416,709       207,974,333        43,437,344
          Investments in Van Kampen Life Investment
              Trust (Class II), at net asset value                     0                 0                 0                 0
          Investments in WM Variable Trust
              (Class 1 or Class 2), at net asset value                 0                 0                 0                 0
          Investments in Nations Separate Account
              Trust (Class B), at net asset value                      0                 0                 0                 0
          Investments in Anchor Pathway Fund
              (Class A), at net asset value                            0                 0                 0                 0
          Investments in American Funds Insurance
              Series (Class 2), at net asset value                     0                 0                 0                 0
          Investments in Lord Abbett Series Fund,
              Inc. (Class VC), at net asset value                      0                 0                 0                 0
                                                            ------------------------------------------------------------------

  Total Assets:                                             $237,882,292      $122,416,709      $207,974,333      $ 43,437,344

  Liabilities:                                                         0                 0                 0                 0
                                                            ------------------------------------------------------------------

                                                            $237,882,292      $122,416,709      $207,974,333      $ 43,437,344
                                                            ==================================================================
  Net assets:

          Accumulation units                                $237,235,841      $122,074,678      $207,174,153      $ 43,316,879

          Contracts in payout (annuitization) period             646,451           342,031           800,180           120,465
                                                            ------------------------------------------------------------------

               Total net assets                             $237,882,292      $122,416,709      $207,974,333      $ 43,437,344
                                                            ==================================================================

  Accumulation units outstanding                              14,141,346         7,594,788        14,668,068        16,991,531
                                                            ==================================================================

  Contracts With Total Expenses of 1.30%:
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.40%:
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.52% (1):
          Net Assets                                        $ 84,023,215      $ 33,886,643      $ 36,828,831      $  9,040,884
          Accumulation units outstanding                       4,973,092         2,102,028         2,587,745         3,536,147
          Unit value of accumulation units                  $      16.90      $      16.12      $      14.23      $       2.56
  Contracts With Total Expenses of 1.52% (2):
          Net Assets                                        $151,127,039      $ 87,167,866      $167,843,849      $ 33,019,719
          Accumulation units outstanding                       8,944,662         5,407,606        11,795,775        12,912,979
          Unit value of accumulation units                  $      16.90      $      16.12      $      14.23      $       2.56
  Contracts With Total Expenses of 1.52% (3):
          Net Assets                                        $    383,335      $          -      $    673,644      $          -
          Accumulation units outstanding                          55,017                 -            83,916                 -
          Unit value of accumulation units                  $       6.97      $          -      $       8.03      $          -
  Contracts With Total Expenses of 1.52% (4):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.55% (5):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.55% (6):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.70%:
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.72% (4):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.77% (7):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.77% (2):
          Net Assets                                        $  2,012,829      $  1,362,200      $  2,361,339      $  1,376,741
          Accumulation units outstanding                         120,024            85,154           167,155           542,405
          Unit value of accumulation units                  $      16.77      $      16.00      $      14.13      $       2.54
  Contracts With Total Expenses of 1.77% (3):
          Net Assets                                        $    335,874      $          -      $    266,670      $          -
          Accumulation units outstanding                          48,551                 -            33,477                 -
          Unit value of accumulation units                  $       6.92      $          -      $       7.97      $          -
  Contracts With Total Expenses of 1.80%:
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.95%:
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.97% (4):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                               DECEMBER 31, 2003
                                   (Continued)

                                                              Telecom         Worldwide       Aggressive        Alliance
                                                              Utility        High Income        Growth           Growth
                                                             Portfolio        Portfolio        Portfolio        Portfolio
                                                             (Class 1)        (Class 1)        (Class 2)        (Class 2)
                                                            --------------------------------------------------------------
Assets:
          Investments in Anchor Series Trust
              (Class 1, 2 or 3), at net asset value         $         0      $         0      $         0      $         0
          Investments in SunAmerica Series Trust
               (Class 1, 2 or 3), at net asset value         39,854,376       76,886,755       11,789,546       59,042,861
          Investments in Van Kampen Life Investment
              Trust (Class II),  at net asset value                   0                0                0                0
          Investments in WM Variable Trust
              (Class 1 or Class 2), at net asset value                0                0                0                0
          Investments in Nations Separate Account
              Trust (Class B),  at net asset value                    0                0                0                0
          Investments in Anchor Pathway Fund
              (Class A), at net asset value                           0                0                0                0
          Investments in American Funds Insurance
              Series (Class 2), at net asset value                    0                0                0                0
          Investments in Lord Abbett Series Fund,
              Inc. (Class VC),  at net asset value                    0                0                0                0
                                                            --------------------------------------------------------------

  Total Assets:                                             $39,854,376      $76,886,755      $11,789,546      $59,042,861

  Liabilities:                                                        0                0                0                0
                                                            --------------------------------------------------------------

                                                            $39,854,376      $76,886,755      $11,789,546      $59,042,861
                                                            ==============================================================
  Net assets:

          Accumulation units                                $39,600,079      $76,553,920      $11,789,546      $59,042,861

          Contracts in payout (annuitization) period            254,297          332,835                0                0
                                                            --------------------------------------------------------------

               Total net assets                             $39,854,376      $76,886,755      $11,789,546      $59,042,861
                                                            ==============================================================

  Accumulation units outstanding                              3,944,574        4,418,403          925,407        2,177,923
                                                            ==============================================================

  Contracts With Total Expenses of 1.30%:
          Net Assets                                        $         -      $         -      $         -      $         -
          Accumulation units outstanding                              -                -                -                -
          Unit value of accumulation units                  $         -      $         -      $         -      $         -
  Contracts With Total Expenses of 1.40%:
          Net Assets                                        $         -      $         -      $         -      $   344,726
          Accumulation units outstanding                              -                -                -           12,587
          Unit value of accumulation units                  $         -      $         -      $         -      $     27.39
  Contracts With Total Expenses of 1.52% (1):
          Net Assets                                        $ 8,150,433      $34,282,029      $ 9,330,809      $44,448,747
          Accumulation units outstanding                        806,542        1,970,016          731,827        1,637,738
          Unit value of accumulation units                  $     10.10      $     17.40      $     12.75      $     27.14
  Contracts With Total Expenses of 1.52% (2):
          Net Assets                                        $31,147,614      $42,065,751      $         -      $         -
          Accumulation units outstanding                      3,082,570        2,417,245                -                -
          Unit value of accumulation units                  $     10.10      $     17.40      $         -      $         -
  Contracts With Total Expenses of 1.52% (3):
          Net Assets                                        $         -      $         -      $         -      $         -
          Accumulation units outstanding                              -                -                -                -
          Unit value of accumulation units                  $         -      $         -      $         -      $         -
  Contracts With Total Expenses of 1.52% (4):
          Net Assets                                        $         -      $         -      $   237,266      $ 1,265,645
          Accumulation units outstanding                              -                -           18,611           46,634
          Unit value of accumulation units                  $         -      $         -      $     12.75      $     27.14
  Contracts With Total Expenses of 1.55% (5):
          Net Assets                                        $         -      $         -      $         -      $   319,356
          Accumulation units outstanding                              -                -                -           11,783
          Unit value of accumulation units                  $         -      $         -      $         -      $     27.10
  Contracts With Total Expenses of 1.55% (6):
          Net Assets                                        $         -      $         -      $         -      $   330,469
          Accumulation units outstanding                              -                -                -           12,084
          Unit value of accumulation units                  $         -      $         -      $         -      $     27.35
  Contracts With Total Expenses of 1.70%:
          Net Assets                                        $         -      $         -      $         -      $    94,027
          Accumulation units outstanding                              -                -                -            3,449
          Unit value of accumulation units                  $         -      $         -      $         -      $     27.26
  Contracts With Total Expenses of 1.72% (4):
          Net Assets                                        $         -      $         -      $   508,925      $ 2,238,050
          Accumulation units outstanding                              -                -           39,914           82,637
          Unit value of accumulation units                  $         -      $         -      $     12.75      $     27.08
  Contracts With Total Expenses of 1.77% (7):
          Net Assets                                        $         -      $         -      $ 1,670,001      $ 9,132,065
          Accumulation units outstanding                              -                -          131,697          338,862
          Unit value of accumulation units                  $         -      $         -      $     12.68      $     26.95
  Contracts With Total Expenses of 1.77% (2):
          Net Assets                                        $   556,329      $   538,975      $         -      $         -
          Accumulation units outstanding                         55,462           31,142                -                -
          Unit value of accumulation units                  $     10.03      $     17.31      $         -      $         -
  Contracts With Total Expenses of 1.77% (3):
          Net Assets                                        $         -      $         -      $         -      $         -
          Accumulation units outstanding                              -                -                -                -
          Unit value of accumulation units                  $         -      $         -      $         -      $         -
  Contracts With Total Expenses of 1.80%:
          Net Assets                                        $         -      $         -      $         -      $   324,404
          Accumulation units outstanding                              -                -                -           11,951
          Unit value of accumulation units                  $         -      $         -      $         -      $     27.14
  Contracts With Total Expenses of 1.95%:
          Net Assets                                        $         -      $         -      $         -      $    89,122
          Accumulation units outstanding                              -                -                -            3,284
          Unit value of accumulation units                  $         -      $         -      $         -      $     27.14
  Contracts With Total Expenses of 1.97% (4):
          Net Assets                                        $         -      $         -      $    42,545      $   456,250
          Accumulation units outstanding                              -                -            3,358           16,914
          Unit value of accumulation units                  $         -      $         -      $     12.67      $     26.97

                                                                                                                     Davis
                                                             Blue Chip            Cash            Corporate         Venture
                                                               Growth          Management           Bond             Value
                                                             Portfolio         Portfolio          Portfolio        Portfolio
                                                             (Class 2)          (Class 2)        (Class 2)         (Class 2)
                                                            ------------------------------------------------------------------
Assets:
          Investments in Anchor Series Trust
              (Class 1, 2 or 3), at net asset value         $          0      $          0      $          0      $          0
          Investments in SunAmerica Series Trust
               (Class 1, 2 or 3),  at net asset value         11,770,970        47,588,977        46,911,728       151,609,252
          Investments in Van Kampen Life Investment
              Trust (Class II),  at net asset value                    0                 0                 0                 0
          Investments in WM Variable Trust
              (Class 1 or Class 2), at net asset value                 0                 0                 0                 0
          Investments in Nations Separate Account
              Trust (Class B),  at net asset value                     0                 0                 0                 0
          Investments in Anchor Pathway Fund
              (Class A), at net asset value                            0                 0                 0                 0
          Investments in American Funds Insurance
              Series (Class 2), at net asset value                     0                 0                 0                 0
          Investments in Lord Abbett Series Fund,
              Inc. (Class VC),  at net asset value                     0                 0                 0                 0
                                                            ------------------------------------------------------------------

  Total Assets:                                             $ 11,770,970      $ 47,588,977      $ 46,911,728      $151,609,252

  Liabilities:                                                         0                 0                 0                 0
                                                            ------------------------------------------------------------------

                                                            $ 11,770,970      $ 47,588,977      $ 46,911,728      $151,609,252
                                                            ==================================================================
  Net assets:

          Accumulation units                                $ 11,770,970      $ 47,588,977      $ 46,911,728      $151,609,252

          Contracts in payout (annuitization) period                   0                 0                 0                 0
                                                            ------------------------------------------------------------------

               Total net assets                             $ 11,770,970      $ 47,588,977      $ 46,911,728      $151,609,252
                                                            ==================================================================

  Accumulation units outstanding                               2,039,524         3,696,208         2,889,715         5,403,145
                                                            ==================================================================

  Contracts With Total Expenses of 1.30%:
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.40%:
          Net Assets                                        $          -      $          -      $          -      $    994,925
          Accumulation units outstanding                               -                 -                 -            35,223
          Unit value of accumulation units                  $          -      $          -      $          -      $      28.25
  Contracts With Total Expenses of 1.52% (1):
          Net Assets                                        $  8,832,124      $ 33,990,422      $ 34,417,662      $115,006,989
          Accumulation units outstanding                       1,528,664         2,637,821         2,117,339         4,093,742
          Unit value of accumulation units                  $       5.78      $      12.89      $      16.26      $      28.09
  Contracts With Total Expenses of 1.52% (2):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.52% (3):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.52% (4):
          Net Assets                                        $    438,445      $  2,986,656      $  1,868,093      $  3,526,272
          Accumulation units outstanding                          75,885           231,783           114,921           125,520
          Unit value of accumulation units                  $       5.78      $      12.89      $      16.26      $      28.09
  Contracts With Total Expenses of 1.55% (5):
          Net Assets                                        $          -      $          -      $          -      $    223,514
          Accumulation units outstanding                               -                 -                 -             7,953
          Unit value of accumulation units                  $          -      $          -      $          -      $      28.10
  Contracts With Total Expenses of 1.55% (6):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.70%:
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.72% (4):
          Net Assets                                        $    505,508      $  2,891,057      $  2,700,669      $  6,540,864
          Accumulation units outstanding                          87,678           224,746           166,697           233,793
          Unit value of accumulation units                  $       5.77      $      12.86      $      16.20      $      27.98
  Contracts With Total Expenses of 1.77% (7):
          Net Assets                                        $  1,928,530      $  7,173,115      $  7,250,609      $ 23,806,867
          Accumulation units outstanding                         335,745           559,161           448,937           852,752
          Unit value of accumulation units                  $       5.74      $      12.83      $      16.15      $      27.92
  Contracts With Total Expenses of 1.77% (2):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.77% (3):
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.80%:
          Net Assets                                        $          -      $          -      $          -      $    283,972
          Accumulation units outstanding                               -                 -                 -            10,169
          Unit value of accumulation units                  $          -      $          -      $          -      $      27.93
  Contracts With Total Expenses of 1.95%:
          Net Assets                                        $          -      $          -      $          -      $          -
          Accumulation units outstanding                               -                 -                 -                 -
          Unit value of accumulation units                  $          -      $          -      $          -      $          -
  Contracts With Total Expenses of 1.97% (4):
          Net Assets                                        $     66,363      $    547,727      $    674,695      $  1,225,849
          Accumulation units outstanding                          11,552            42,697            41,821            43,993
          Unit value of accumulation units                  $       5.74      $      12.83      $      16.13      $      27.86

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                                                                 Federated
                                                                     "Dogs" of     Emerging      American       Foreign
                                                                    Wall Street     Markets       Leaders        Value
                                                                     Portfolio     Portfolio     Portfolio     Portfolio
                                                                     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                                    -----------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                        $         0   $         0   $         0   $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                         17,206,833     7,238,116    18,192,720    27,397,014
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                  0             0             0             0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                  0             0             0             0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                  0             0             0             0
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                  0             0             0             0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                  0             0             0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                  0             0             0             0
                                                                    -----------------------------------------------------

Total Assets:                                                       $17,206,833   $ 7,238,116   $18,192,720   $27,397,014

Liabilities:                                                                  0             0             0             0
                                                                    -----------------------------------------------------

                                                                    $17,206,833   $ 7,238,116   $18,192,720   $27,397,014
                                                                    =====================================================
Net assets:

      Accumulation units                                            $17,206,833   $ 7,238,116   $18,192,720   $27,397,014

      Contracts in payout (annuitization) period                              0             0             0             0
                                                                    -----------------------------------------------------

           Total net assets                                         $17,206,833   $ 7,238,116   $18,192,720   $27,397,014
                                                                    =====================================================

Accumulation units outstanding                                        1,637,428       809,232     1,123,456     2,198,159
                                                                    =====================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $12,567,827   $ 5,137,105   $12,147,778   $23,769,730
      Accumulation units outstanding                                  1,194,069       573,616       749,166     1,906,290
      Unit value of accumulation units                              $     10.53   $      8.96   $     16.22   $     12.47
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                    $   309,620   $   225,944   $   772,197   $   586,525
      Accumulation units outstanding                                     29,415        25,229        47,623        47,040
      Unit value of accumulation units                              $     10.53   $      8.96   $     16.22   $     12.47
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                    $   544,166   $   303,023   $   973,834   $   512,122
      Accumulation units outstanding                                     51,762        33,870        60,118        41,232
      Unit value of accumulation units                              $     10.51   $      8.95   $     16.20   $     12.42
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $ 3,559,694   $ 1,409,173   $ 4,049,460   $ 2,520,526
      Accumulation units outstanding                                    340,641       158,205       251,039       202,933
      Unit value of accumulation units                              $     10.45   $      8.91   $     16.13   $     12.42
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                    $   225,526   $   162,871   $   249,451   $     8,111
      Accumulation units outstanding                                     21,541        18,312        15,510           664
      Unit value of accumulation units                              $     10.47   $      8.89   $     16.08   $     12.22

                                                                                                 Goldman
                                                                      Global        Global        Sachs         Growth-
                                                                       Bond        Equities      Research       Income
                                                                     Portfolio     Portfolio     Portfolio     Portfolio
                                                                     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                                    -----------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                        $         0   $         0   $         0   $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                         12,385,013    12,131,779     5,620,344    41,110,089
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                  0             0             0             0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                  0             0             0             0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                  0             0             0             0
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                  0             0             0             0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                  0             0             0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                  0             0             0             0
                                                                    -----------------------------------------------------

Total Assets:                                                       $12,385,013   $12,131,779   $ 5,620,344   $41,110,089

Liabilities:                                                                  0             0             0             0
                                                                    -----------------------------------------------------

                                                                    $12,385,013   $12,131,779   $ 5,620,344   $41,110,089
                                                                    =====================================================
Net assets:

      Accumulation units                                            $12,385,013   $12,131,779   $ 5,620,344   $41,110,089

      Contracts in payout (annuitization) period                              0             0             0             0
                                                                    -----------------------------------------------------

           Total net assets                                         $12,385,013   $12,131,779   $ 5,620,344   $41,110,089
                                                                    =====================================================

Accumulation units outstanding                                          745,800       776,585       900,697     1,602,731
                                                                    =====================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $         -   $   201,999   $         -   $         -
      Accumulation units outstanding                                          -        12,854             -             -
      Unit value of accumulation units                              $         -   $     15.71   $         -   $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $ 9,207,121   $ 8,390,750   $ 4,046,064   $28,830,550
      Accumulation units outstanding                                    553,965       536,533       647,719     1,122,738
      Unit value of accumulation units                              $     16.62   $     15.64   $      6.25   $     25.68
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                    $   554,468   $   509,652   $   212,542   $ 1,293,890
      Accumulation units outstanding                                     33,363        32,591        34,027        50,386
      Unit value of accumulation units                              $     16.62   $     15.64   $      6.25   $     25.68
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $         -   $    16,085   $         -   $         -
      Accumulation units outstanding                                          -         1,028             -             -
      Unit value of accumulation units                              $         -   $     15.65   $         -   $         -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                    $         -   $    75,583   $         -   $         -
      Accumulation units outstanding                                          -         4,811             -             -
      Unit value of accumulation units                              $         -   $     15.71   $         -   $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $         -   $        97   $         -   $         -
      Accumulation units outstanding                                          -             6             -             -
      Unit value of accumulation units                              $         -   $     16.13   $         -   $         -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                    $   851,227   $   666,621   $   318,533   $ 3,238,832
      Accumulation units outstanding                                     51,225        42,620        50,998       126,250
      Unit value of accumulation units                              $     16.62   $     15.64   $      6.25   $     25.65
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $ 1,541,911   $ 2,090,255   $   943,153   $ 7,039,841
      Accumulation units outstanding                                     93,319       134,551       151,843       275,583
      Unit value of accumulation units                              $     16.52   $     15.53   $      6.21   $     25.55
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                    $         -   $         -   $         -   $         -
      Accumulation units outstanding                                          -             -             -             -
      Unit value of accumulation units                              $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $         -   $    90,291   $         -   $         -
      Accumulation units outstanding                                          -         5,787             -             -
      Unit value of accumulation units                              $         -   $     15.60   $         -   $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $         -   $    11,923   $         -   $         -
      Accumulation units outstanding                                          -           764             -             -
      Unit value of accumulation units                              $         -   $     15.60   $         -   $         -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                    $   230,286   $    78,523   $   100,052   $   706,976
      Accumulation units outstanding                                     13,928         5,040        16,110        27,774
      Unit value of accumulation units                              $     16.53   $     15.58   $      6.21   $     25.45

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)


                                                                                                   International   International
                                                                       Growth        High-Yield     Diversified       Growth
                                                                    Opportunities       Bond         Equities        & Income
                                                                      Portfolio       Portfolio      Portfolio       Portfolio
                                                                      (Class 2)       (Class 2)      (Class 2)       (Class 2)
                                                                    -----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                        $          0    $          0   $          0    $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                           6,367,640      38,009,272     24,319,719      23,959,350
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                   0               0              0               0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                   0               0              0               0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                   0               0              0               0
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                   0               0              0               0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                   0               0              0               0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                   0               0              0               0
                                                                    -----------------------------------------------------------

Total Assets:                                                       $  6,367,640    $ 38,009,272   $ 24,319,719    $ 23,959,350

Liabilities:                                                                   0               0              0               0
                                                                    -----------------------------------------------------------

                                                                    $  6,367,640    $ 38,009,272   $ 24,319,719    $ 23,959,350
                                                                    ===========================================================
Net assets:

      Accumulation units                                            $  6,367,640    $ 38,009,272   $ 24,319,719    $ 23,959,350

      Contracts in payout (annuitization) period                               0               0              0               0
                                                                    -----------------------------------------------------------

           Total net assets                                         $  6,367,640    $ 38,009,272   $ 24,319,719    $ 23,959,350
                                                                    ===========================================================

Accumulation units outstanding                                         1,395,231       2,538,571      2,619,281       2,129,196
                                                                    ===========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $  4,853,346    $ 28,818,471   $ 19,903,690    $ 17,779,086
      Accumulation units outstanding                                   1,061,933       1,922,576      2,141,873       1,578,461
      Unit value of accumulation units                              $       4.57    $      14.99   $       9.29    $      11.26
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                    $    180,832    $    888,808   $    433,395    $  1,012,719
      Accumulation units outstanding                                      39,571          59,297         46,628          89,903
      Unit value of accumulation units                              $       4.57    $      14.99   $       9.29    $      11.26
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                    $    344,140    $  1,492,590   $  1,072,759    $  1,080,277
      Accumulation units outstanding                                      75,659          99,620        115,474          96,100
      Unit value of accumulation units                              $       4.55    $      14.98   $       9.29    $      11.24
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $    931,620    $  5,376,231   $  2,762,217    $  3,807,144
      Accumulation units outstanding                                     205,334         360,785        299,318         339,767
      Unit value of accumulation units                              $       4.54    $      14.90   $       9.23    $      11.21
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $          -    $          -   $          -    $          -
      Accumulation units outstanding                                           -               -              -               -
      Unit value of accumulation units                              $          -    $          -   $          -    $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                    $     57,702    $  1,433,172   $    147,658    $    280,124
      Accumulation units outstanding                                      12,734          96,293         15,988          24,965
      Unit value of accumulation units                              $       4.53    $      14.88   $       9.24    $      11.22

                                                                                       MFS
                                                                                   Massachusetts       MFS
                                                                      Marsico        Investors        Mid-Cap       MFS Total
                                                                      Growth           Trust          Growth         Return
                                                                     Portfolio       Portfolio       Portfolio      Portfolio
                                                                     (Class 2)       (Class 2)       (Class 2)      (Class 2)
                                                                    ----------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                        $          0   $          0    $          0   $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                          39,773,101     24,977,766      46,004,828    138,569,295
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                   0              0               0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                   0              0               0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                   0              0               0              0
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                   0              0               0              0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                   0              0               0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                   0              0               0              0
                                                                    ----------------------------------------------------------

Total Assets:                                                       $ 39,773,101   $ 24,977,766    $ 46,004,828   $138,569,295

Liabilities:                                                                   0              0               0              0
                                                                    ----------------------------------------------------------

                                                                    $ 39,773,101   $ 24,977,766    $ 46,004,828   $138,569,295
                                                                    ==========================================================
Net assets:

      Accumulation units                                            $ 39,773,101   $ 24,977,766    $ 46,004,828   $138,569,295

      Contracts in payout (annuitization) period                               0              0               0              0
                                                                    ----------------------------------------------------------

           Total net assets                                         $ 39,773,101   $ 24,977,766    $ 46,004,828   $138,569,295
                                                                    ==========================================================

Accumulation units outstanding                                         4,183,255      1,390,220       4,898,757      6,078,297
                                                                    ==========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $          -   $          -    $          -   $          -
      Accumulation units outstanding                                           -              -               -              -
      Unit value of accumulation units                              $          -   $          -    $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $          -   $          -    $    547,636   $          -
      Accumulation units outstanding                                           -              -          57,960              -
      Unit value of accumulation units                              $          -   $          -    $       9.45   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $ 32,112,129   $ 18,906,309    $ 32,935,156   $104,558,028
      Accumulation units outstanding                                   3,374,608      1,051,056       3,502,952      4,581,497
      Unit value of accumulation units                              $       9.52   $      17.99    $       9.40   $      22.82
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $          -   $          -    $          -   $          -
      Accumulation units outstanding                                           -              -               -              -
      Unit value of accumulation units                              $          -   $          -    $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $          -   $          -    $          -   $          -
      Accumulation units outstanding                                           -              -               -              -
      Unit value of accumulation units                              $          -   $          -    $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                    $          -   $    409,836    $  1,641,525   $  4,463,554
      Accumulation units outstanding                                           -         22,784         174,593        195,589
      Unit value of accumulation units                              $          -   $      17.99    $       9.40   $      22.82
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $          -   $          -    $    146,335   $          -
      Accumulation units outstanding                                           -              -          15,551              -
      Unit value of accumulation units                              $          -   $          -    $       9.41   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                    $          -   $          -    $    305,627   $          -
      Accumulation units outstanding                                           -              -          32,405              -
      Unit value of accumulation units                              $          -   $          -    $       9.43   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $          -   $          -    $    132,176   $          -
      Accumulation units outstanding                                           -              -          14,080              -
      Unit value of accumulation units                              $          -   $          -    $       9.39   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                    $          -   $    896,723    $  2,465,612   $  7,609,813
      Accumulation units outstanding                                           -         49,996         263,323        334,209
      Unit value of accumulation units                              $          -   $      17.94    $       9.36   $      22.77
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $  7,660,972   $  4,643,995    $  6,636,452   $ 19,870,326
      Accumulation units outstanding                                     808,647        259,635         710,087        875,773
      Unit value of accumulation units                              $       9.47   $      17.89    $       9.35   $      22.69
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $          -   $          -    $          -   $          -
      Accumulation units outstanding                                           -              -               -              -
      Unit value of accumulation units                              $          -   $          -    $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                    $          -   $          -    $          -   $          -
      Accumulation units outstanding                                           -              -               -              -
      Unit value of accumulation units                              $          -   $          -    $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $          -   $          -    $    562,687   $          -
      Accumulation units outstanding                                           -              -          60,126              -
      Unit value of accumulation units                              $          -   $          -    $       9.36   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $          -   $          -    $     92,407   $          -
      Accumulation units outstanding                                           -              -           9,886              -
      Unit value of accumulation units                              $          -   $          -    $       9.35   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                    $          -   $    120,903    $    539,215   $  2,067,574
      Accumulation units outstanding                                           -          6,749          57,794         91,229
      Unit value of accumulation units                              $          -   $      17.92    $       9.33   $      22.66

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2)  Offered in Polaris II product.

(3)  Offered in PolarisAmerica product.

(4)  Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)  Offered in Diversified Strategies product.

(6)  Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                           Putnam
                                                           Growth:         Real        Small & Mid    SunAmerica
                                                           Voyager        Estate        Cap Value      Balanced
                                                          Portfolio      Portfolio      Portfolio     Portfolio
                                                          (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                                        ---------------------------------------------------------
Assets:
    Investments in Anchor Series Trust
      (Class 1, 2 or 3), at net asset value             $          0   $          0   $          0   $          0
    Investments in SunAmerica Series Trust
      (Class 1, 2 or 3), at net asset value               10,831,524     22,054,813     21,094,074     21,674,122
    Investments in Van Kampen Life
      Investment Trust (Class II), at net asset value              0              0              0              0
    Investments in WM Variable Trust
      (Class 1 or Class 2), at net asset value                     0              0              0              0
    Investments in Nations Separate
      Account Trust (Class B), at net asset value                  0              0              0              0
    Investments in Anchor Pathway Fund
      (Class A), at net asset value                                0              0              0              0
    Investments in American Funds Insurance
      Series (Class 2), at net asset value                         0              0              0              0
    Investments in Lord Abbett Series Fund, Inc.
      (Class VC), at net asset value                               0              0              0              0
                                                        ---------------------------------------------------------

Total Assets:                                           $ 10,831,524   $ 22,054,813   $ 21,094,074   $ 21,674,122

Liabilities:                                                       0              0              0              0
                                                        ---------------------------------------------------------

                                                        $ 10,831,524   $ 22,054,813   $ 21,094,074   $ 21,674,122
                                                        =========================================================
Net assets:

    Accumulation units                                  $ 10,831,524   $ 22,054,813   $ 21,094,074   $ 21,674,122

    Contracts in payout (annuitization) period                     0              0              0              0
                                                        ---------------------------------------------------------

         Total net assets                               $ 10,831,524   $ 22,054,813   $ 21,094,074   $ 21,674,122
                                                        =========================================================

Accumulation units outstanding                               644,422      1,374,179      1,551,964      1,531,198
                                                        =========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                          $  8,420,300   $ 15,126,330   $ 17,068,375   $ 15,891,396
    Accumulation units outstanding                           500,541        941,145      1,255,079      1,121,347
    Unit value of accumulation units                    $      16.82   $      16.07   $      13.60   $      14.17
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                          $    208,473   $    879,592   $  1,017,187   $    395,160
    Accumulation units outstanding                            12,394         54,727         74,800         27,885
    Unit value of accumulation units                    $      16.82   $      16.07   $      13.60   $      14.17
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                          $    596,415   $  1,575,042   $    453,180   $    869,974
    Accumulation units outstanding                            35,477         98,058         33,463         61,535
    Unit value of accumulation units                    $      16.81   $      16.06   $      13.54   $      14.14
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                          $  1,472,501   $  4,180,832   $  2,462,640   $  4,088,076
    Accumulation units outstanding                            87,989        261,899        181,760        289,931
    Unit value of accumulation units                    $      16.74   $      15.96   $      13.55   $      14.10
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                          $    133,835   $    293,017   $     92,692   $    429,516
    Accumulation units outstanding                             8,021         18,350          6,862         30,500
    Unit value of accumulation units                    $      16.69   $      15.97   $      13.51   $      14.08

                                                                          Telecom       Worldwide     Aggressive
                                                         Technology       Utility      High Income      Growth
                                                          Portfolio      Portfolio      Portfolio     Portfolio
                                                          (Class 2)      (Class 2)      (Class 2)     (Class 3)
                                                        ---------------------------------------------------------
Assets:
    Investments in Anchor Series Trust
      (Class 1, 2 or 3), at net asset value             $          0   $          0   $          0   $          0
    Investments in SunAmerica Series Trust
      (Class 1, 2 or 3), at net asset value               11,093,203      2,314,354      6,035,724      2,800,069
    Investments in Van Kampen Life
      Investment Trust (Class II), at net asset value              0              0              0              0
    Investments in WM Variable Trust
      (Class 1 or Class 2), at net asset value                     0              0              0              0
    Investments in Nations Separate
      Account Trust (Class B), at net asset value                  0              0              0              0
    Investments in Anchor Pathway Fund
      (Class A), at net asset value                                0              0              0              0
    Investments in American Funds Insurance
      Series (Class 2), at net asset value                         0              0              0              0
    Investments in Lord Abbett Series Fund, Inc.
      (Class VC), at net asset value                               0              0              0              0
                                                        ---------------------------------------------------------

Total Assets:                                           $ 11,093,203   $  2,314,354   $  6,035,724   $  2,800,069

Liabilities:                                                       0              0              0              0
                                                        ---------------------------------------------------------

                                                        $ 11,093,203   $  2,314,354   $  6,035,724   $  2,800,069
                                                        =========================================================
Net assets:

    Accumulation units                                  $ 11,093,203   $  2,314,354   $  6,035,724   $  2,800,069

    Contracts in payout (annuitization) period                     0              0              0              0
                                                        ---------------------------------------------------------

         Total net assets                               $ 11,093,203   $  2,314,354   $  6,035,724   $  2,800,069
                                                        =========================================================

Accumulation units outstanding                             4,358,848        229,929        348,406        220,394
                                                        =========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                          $    185,202   $          -   $          -   $          -
    Accumulation units outstanding                            72,512              -              -              -
    Unit value of accumulation units                    $       2.55   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                          $  7,440,245   $  1,676,242   $  5,155,882   $  1,817,291
    Accumulation units outstanding                         2,920,168        166,343        297,354        142,870
    Unit value of accumulation units                    $       2.55   $      10.08   $      17.34   $      12.72
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                          $    136,668   $          -   $          -   $    224,820
    Accumulation units outstanding                            53,642              -              -         17,675
    Unit value of accumulation units                    $       2.55   $          -   $          -   $      12.72
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                          $     27,616   $          -   $          -   $          -
    Accumulation units outstanding                            10,821              -              -              -
    Unit value of accumulation units                    $       2.55   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                          $    277,438   $          -   $          -   $          -
    Accumulation units outstanding                           108,814              -              -              -
    Unit value of accumulation units                    $       2.55   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                          $     75,615   $          -   $          -   $          -
    Accumulation units outstanding                            29,781              -              -              -
    Unit value of accumulation units                    $       2.54   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                          $    145,014   $          -   $          -   $    358,774
    Accumulation units outstanding                            57,027              -              -         28,346
    Unit value of accumulation units                    $       2.54   $          -   $          -   $      12.66
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                          $  2,588,702   $    638,112   $    879,842   $    355,320
    Accumulation units outstanding                         1,020,699         63,586         51,052         28,027
    Unit value of accumulation units                    $       2.54   $      10.04   $      17.23   $      12.68
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                          $    158,881   $          -   $          -   $          -
    Accumulation units outstanding                            62,519              -              -              -
    Unit value of accumulation units                    $       2.54   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                          $     12,610   $          -   $          -   $          -
    Accumulation units outstanding                             4,969              -              -              -
    Unit value of accumulation units                    $       2.54   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                          $     45,212   $          -   $          -   $     43,864
    Accumulation units outstanding                            17,896              -              -          3,476
    Unit value of accumulation units                    $       2.53   $          -   $          -   $      12.62

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                          Alliance       Blue Chip        Cash         Corporate
                                                           Growth         Growth        Management       Bond
                                                          Portfolio      Portfolio      Portfolio      Portfolio
                                                          (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                        ---------------------------------------------------------
Assets:
    Investments in Anchor Series Trust
      (Class 1, 2 or 3), at net asset value             $          0   $          0   $          0   $          0
    Investments in SunAmerica Series Trust
      (Class 1, 2 or 3), at net asset value               23,808,041      3,458,941     59,067,143     27,041,585
    Investments in Van Kampen Life
      Investment Trust (Class II), at net asset value              0              0              0              0
    Investments in WM Variable Trust
      (Class 1 or Class 2), at net asset value                     0              0              0              0
    Investments in Nations Separate
      Account Trust (Class B), at net asset value                  0              0              0              0
    Investments in Anchor Pathway Fund
      (Class A), at net asset value                                0              0              0              0
    Investments in American Funds Insurance
      Series (Class 2), at net asset value                         0              0              0              0
    Investments in Lord Abbett Series Fund, Inc.
      (Class VC), at net asset value                               0              0              0              0
                                                        ---------------------------------------------------------

Total Assets:                                           $ 23,808,041   $  3,458,941   $ 59,067,143   $ 27,041,585

Liabilities:                                                       0              0              0              0
                                                        ---------------------------------------------------------

                                                        $ 23,808,041   $  3,458,941   $ 59,067,143   $ 27,041,585
                                                        =========================================================
Net assets:

    Accumulation units                                  $ 23,808,041   $  3,458,941   $ 59,067,143   $ 27,041,585

    Contracts in payout (annuitization) period                     0              0              0              0
                                                        ---------------------------------------------------------

         Total net assets                               $ 23,808,041   $  3,458,941   $ 59,067,143   $ 27,041,585
                                                        =========================================================

Accumulation units outstanding                               878,657        600,344      4,592,502      1,672,182
                                                        =========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                          $ 16,120,751   $  2,390,546   $ 32,381,764   $ 15,304,398
    Accumulation units outstanding                           594,385        414,391      2,514,514        946,263
    Unit value of accumulation units                    $      27.12   $       5.77   $      12.88   $      16.17
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                          $  1,383,197   $    170,308   $  5,576,631   $  3,155,706
    Accumulation units outstanding                            51,000         29,522        433,066        195,111
    Unit value of accumulation units                    $      27.12   $       5.77   $      12.88   $      16.17
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                          $  3,687,834   $    651,694   $ 15,330,308   $  5,658,770
    Accumulation units outstanding                           136,350        113,495      1,193,648        349,624
    Unit value of accumulation units                    $      27.05   $       5.74   $      12.84   $      16.19
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                          $  1,877,310   $    231,132   $  3,353,337   $  2,417,114
    Accumulation units outstanding                            69,502         40,274        261,745        149,828
    Unit value of accumulation units                    $      27.01   $       5.74   $      12.81   $      16.13
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
    Net Assets                                          $          -   $          -   $          -   $          -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                    $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                          $    738,949   $     15,261   $  2,425,103   $    505,597
    Accumulation units outstanding                            27,420          2,662        189,529         31,356
    Unit value of accumulation units                    $      26.95   $       5.73   $      12.80   $      16.12

                                                            Davis                                      Federated
                                                           Venture       "Dogs" of      Emerging       American
                                                            Value       Wall Street      Markets        Leaders
                                                          Portfolio      Portfolio      Portfolio      Portfolio
                                                          (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                                        ---------------------------------------------------------
Assets:
    Investments in Anchor Series Trust
      (Class 1, 2 or 3), at net asset value             $          0   $          0   $          0   $          0
    Investments in SunAmerica Series Trust
      (Class 1, 2 or 3), at net asset value               75,447,791      5,941,636      2,493,972      7,744,918
    Investments in Van Kampen Life
      Investment Trust (Class II), at net asset value              0              0              0              0
    Investments in WM Variable Trust
      (Class 1 or Class 2), at net asset value                     0              0              0              0
    Investments in Nations Separate
      Account Trust (Class B), at net asset value                  0              0              0              0
    Investments in Anchor Pathway Fund
      (Class A), at net asset value                                0              0              0              0
    Investments in American Funds Insurance
      Series (Class 2), at net asset value                         0              0              0              0
    Investments in Lord Abbett Series Fund, Inc.
      (Class VC), at net asset value                               0              0              0              0
                                                        ---------------------------------------------------------

Total Assets:                                           $ 75,447,791   $  5,941,636   $  2,493,972   $  7,744,918

Liabilities:                                                       0              0              0              0
                                                        ---------------------------------------------------------

                                                        $ 75,447,791   $  5,941,636   $  2,493,972   $  7,744,918
                                                        =========================================================
Net assets:

    Accumulation units                                  $ 75,447,791   $  5,941,636   $  2,493,972   $  7,744,918

    Contracts in payout (annuitization) period                     0              0              0              0
                                                        ---------------------------------------------------------

         Total net assets                               $ 75,447,791   $  5,941,636   $  2,493,972   $  7,744,918
                                                        =========================================================

Accumulation units outstanding                             2,690,527        566,410        279,476        479,279
                                                        =========================================================

Contracts With Total Expenses of 1.30%:
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.40%:
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.52% (1):
    Net Assets                                          $ 48,422,270   $  2,761,791   $  1,665,964   $  3,671,274
    Accumulation units outstanding                         1,725,141        263,040        186,478        226,851
    Unit value of accumulation units                    $      28.07   $      10.50   $       8.93   $      16.18
Contracts With Total Expenses of 1.52% (2):
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.52% (3):
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.52% (4):
    Net Assets                                          $  4,800,354   $  1,269,829   $    143,707   $  1,143,724
    Accumulation units outstanding                           171,023        120,938         16,101         70,669
    Unit value of accumulation units                    $      28.07   $      10.50   $       8.93   $      16.18
Contracts With Total Expenses of 1.55% (5):
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.55% (6):
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.70%:
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.72% (4):
    Net Assets                                          $ 13,365,373   $  1,177,116   $    293,701   $  2,375,121
    Accumulation units outstanding                           477,327        112,425         33,017        147,282
    Unit value of accumulation units                    $      28.00   $      10.47   $       8.90   $      16.13
Contracts With Total Expenses of 1.77% (7):
    Net Assets                                          $  7,330,387   $    698,276   $    378,842   $    436,596
    Accumulation units outstanding                           262,216         66,688         42,556         27,080
    Unit value of accumulation units                    $      27.96   $      10.47   $       8.90   $      16.12
Contracts With Total Expenses of 1.77% (2):
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.77% (3):
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.80%:
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.95%:
    Net Assets                                                   $ -            $ -            $ -            $ -
    Accumulation units outstanding                                 -              -              -              -
    Unit value of accumulation units                             $ -            $ -            $ -            $ -
Contracts With Total Expenses of 1.97% (4):
    Net Assets                                          $  1,529,407   $     34,624   $     11,758   $    118,203
    Accumulation units outstanding                            54,820          3,319          1,324          7,397
    Unit value of accumulation units                    $      27.90   $      10.43   $       8.88   $      15.98

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                                                                              Goldman
                                                                          Foreign      Global      Global       Sachs
                                                                           Value        Bond      Equities    Research
                                                                         Portfolio    Portfolio   Portfolio   Portfolio
                                                                         (Class 3)    (Class 3)   (Class 3)   (Class 3)
                                                                        -----------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $         0  $        0  $        0  $        0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                        51,821,309   7,261,358   2,782,623     187,086
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                 0           0           0           0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                 0           0           0           0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                 0           0           0           0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                 0           0           0           0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                 0           0           0           0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                 0           0           0           0
                                                                        -----------------------------------------------
Total Assets:                                                           $51,821,309  $7,261,358  $2,782,623  $  187,086

Liabilities:                                                                      0           0           0           0
                                                                        -----------------------------------------------
                                                                        $51,821,309  $7,261,358  $2,782,623  $  187,086
                                                                        ===============================================
Net assets:

           Accumulation units                                           $51,821,309  $7,261,358  $2,782,623  $  187,086

           Contracts in payout (annuitization) period                             0           0           0           0
                                                                        -----------------------------------------------
                Total net assets                                        $51,821,309  $7,261,358  $2,782,623  $  187,086
                                                                        ===============================================
Accumulation units outstanding                                            4,161,803     437,839     178,794      30,118
                                                                        ===============================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $30,628,246  $4,244,786  $1,145,499  $        -
           Accumulation units outstanding                                 2,457,488     255,534      73,506           -
           Unit value of accumulation units                             $     12.46  $    16.61  $    15.58  $        -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $ 4,438,391  $        -  $        -  $        -
           Accumulation units outstanding                                   356,089           -           -           -
           Unit value of accumulation units                             $     12.46  $        -  $        -  $        -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $ 3,350,937  $1,095,211  $  355,474  $   56,655
           Accumulation units outstanding                                   268,867      65,932      22,810       9,103
           Unit value of accumulation units                             $     12.46  $    16.61  $    15.58  $     6.22
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $ 7,636,822  $1,217,999  $1,083,983  $  127,583
           Accumulation units outstanding                                   614,436      73,716      69,702      20,555
           Unit value of accumulation units                             $     12.43  $    16.52  $    15.55  $     6.21
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $ 4,491,271  $  610,161  $  167,464         $ -
           Accumulation units outstanding                                   361,907      37,002      10,826           -
           Unit value of accumulation units                             $     12.41  $    16.49  $    15.47         $ -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $    26,918  $        -  $        -  $        -
           Accumulation units outstanding                                     2,169           -           -           -
           Unit value of accumulation units                             $     12.41  $        -  $        -  $        -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $         -  $        -  $        -  $        -
           Accumulation units outstanding                                         -           -           -           -
           Unit value of accumulation units                             $         -  $        -  $        -  $        -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $ 1,248,724  $   93,201  $   30,203  $    2,848
           Accumulation units outstanding                                   100,847       5,655       1,950         460
           Unit value of accumulation units                             $     12.38  $    16.48  $    15.49  $     6.19

                                                                                                              International
                                                                          Growth-      Growth     High-Yield   Diversified
                                                                           Income   Opportunities    Bond       Equities
                                                                         Portfolio    Portfolio    Portfolio    Portfolio
                                                                         (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                                        --------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $        0   $         0  $         0  $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                        9,251,442     1,887,938   26,197,749   34,195,694
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                0             0            0            0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                0             0            0            0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                0             0            0            0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                0             0            0            0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                0             0            0            0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                0             0            0            0
                                                                        --------------------------------------------------
Total Assets:                                                           $9,251,442   $ 1,887,938  $26,197,749  $34,195,694
Liabilities:                                                                     0             0            0            0
                                                                        --------------------------------------------------
                                                                        $9,251,442   $ 1,887,938  $26,197,749  $34,195,694
                                                                        ===================================================
Net assets:
           Accumulation units                                           $9,251,442   $ 1,887,938  $26,197,749  $34,195,694
           Contracts in payout (annuitization) period                            0             0            0            0
                                                                        --------------------------------------------------
                Total net assets                                        $9,251,442   $ 1,887,938  $26,197,749  $34,195,694
                                                                        ===================================================
Accumulation units outstanding                                             361,011       414,765    1,752,691    3,686,965
                                                                        ===================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $5,930,829   $ 1,228,592  $10,650,599  $20,499,852
           Accumulation units outstanding                                  231,147       269,627      711,066    2,207,499
           Unit value of accumulation units                             $    25.66   $      4.56  $     14.98  $      9.29
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $  502,105   $    86,449  $ 2,539,669  $ 1,835,425
           Accumulation units outstanding                                   19,569        18,972      169,593      197,653
           Unit value of accumulation units                             $    25.66   $      4.56  $     14.98  $      9.29
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $1,606,931   $   241,030  $10,090,066  $ 8,413,837
           Accumulation units outstanding                                   62,858        53,113      676,213      908,859
           Unit value of accumulation units                             $    25.56   $      4.54  $     14.92  $      9.26
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $1,024,266   $   325,902  $ 2,206,871  $ 2,507,240
           Accumulation units outstanding                                   40,091        71,725      148,009      271,169
           Unit value of accumulation units                             $    25.55   $      4.54  $     14.91  $      9.25
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $        -   $         -  $         -  $         -
           Accumulation units outstanding                                        -             -            -            -
           Unit value of accumulation units                             $        -   $         -  $         -  $         -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $  187,311   $     5,965  $   710,544  $   939,340
           Accumulation units outstanding                                    7,346         1,328       47,810      101,785
           Unit value of accumulation units                             $    25.50   $      4.49  $     14.86  $      9.23

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                                                                       MFS
                                                                        International             Massachusetts     MFS
                                                                            Growth      Marsico     Investors     Mid-Cap
                                                                          & Income      Growth        Trust       Growth
                                                                          Portfolio    Portfolio    Portfolio    Portfolio
                                                                          (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                                        ---------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                        $         0  $         0  $         0  $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                         13,093,660   12,352,523   14,918,833   26,634,953
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                  0            0            0            0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                  0            0            0            0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                  0            0            0            0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                  0            0            0            0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                  0            0            0            0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                  0            0            0            0
                                                                        ---------------------------------------------------
Total Assets:                                                            $13,093,660  $12,352,523  $14,918,833  $26,634,953

Liabilities:                                                                       0            0            0            0
                                                                        ---------------------------------------------------
                                                                         $13,093,660  $12,352,523  $14,918,833  $26,634,953
                                                                         ==================================================
Net assets:

           Accumulation units                                            $13,093,660  $12,352,523  $14,918,833  $26,634,953

           Contracts in payout (annuitization) period                              0            0            0            0
                                                                        ---------------------------------------------------
                Total net assets                                         $13,093,660  $12,352,523  $14,918,833  $26,634,953
                                                                         ==================================================
Accumulation units outstanding                                             1,168,993    1,300,665      831,007    2,839,185
                                                                         ==================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                    $ 7,287,757  $ 8,731,359  $ 9,803,907  $16,284,300
           Accumulation units outstanding                                    650,380      918,446      545,587    1,733,813
           Unit value of accumulation units                              $     11.20  $      9.51  $     17.97  $      9.39
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                    $ 1,056,708  $   184,633  $   755,492  $ 1,711,216
           Accumulation units outstanding                                     94,383       19,430       42,043      182,200
           Unit value of accumulation units                              $     11.20  $      9.50  $     17.97  $      9.39
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                    $ 3,185,336  $   597,808  $ 2,651,497  $ 5,051,328
           Accumulation units outstanding                                    284,473       63,004      147,935      539,293
           Unit value of accumulation units                              $     11.20  $      9.49  $     17.92  $      9.37
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                    $ 1,259,245  $ 2,748,733  $ 1,459,605  $ 3,079,534
           Accumulation units outstanding                                    112,450      290,269       81,535      329,389
           Unit value of accumulation units                              $     11.20  $      9.47  $     17.90  $      9.35
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                    $         -  $         -  $         -  $         -
           Accumulation units outstanding                                          -            -            -            -
           Unit value of accumulation units                              $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                    $   304,614  $    89,990  $   248,332  $   508,575
           Accumulation units outstanding                                     27,307        9,516       13,907       54,490
           Unit value of accumulation units                              $     11.16  $      9.46  $     17.86  $      9.33


                                                                                       Putnam
                                                                         MFS Total     Growth:        Real     Small & Mid
                                                                          Return       Voyager       Estate     Cap Value
                                                                         Portfolio    Portfolio    Portfolio    Portfolio
                                                                         (Class 3)    (Class 3)    (Class 3)    (Class 3)
                                                                        --------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $         0  $         0  $         0  $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                        51,426,805    2,371,873    9,535,274   34,616,193
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                 0            0            0            0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                 0            0            0            0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                 0            0            0            0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                 0            0            0            0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                 0            0            0            0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                 0            0            0            0
                                                                        --------------------------------------------------
Total Assets:                                                           $51,426,805  $ 2,371,873  $ 9,535,274  $34,616,193

Liabilities:                                                                      0            0            0            0
                                                                        --------------------------------------------------
                                                                        $51,426,805  $ 2,371,873  $ 9,535,274  $34,616,193
                                                                        ==================================================
Net assets:

           Accumulation units                                           $51,426,805  $ 2,371,873  $ 9,535,274  $34,616,193

           Contracts in payout (annuitization) period                             0            0            0            0
                                                                        --------------------------------------------------
                Total net assets                                        $51,426,805  $ 2,371,873  $ 9,535,274  $34,616,193
                                                                        ==================================================
Accumulation units outstanding                                            2,258,368      141,442      594,842    2,550,372
                                                                        ==================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $34,295,570  $ 1,529,986  $ 5,419,997  $19,495,805
           Accumulation units outstanding                                 1,504,371       91,097      337,696    1,434,737
           Unit value of accumulation units                             $     22.80  $     16.80  $     16.05  $     13.59
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $         -  $         -  $         -  $ 2,620,338
           Accumulation units outstanding                                         -            -            -      192,827
           Unit value of accumulation units                             $         -  $         -  $         -  $     13.59
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $ 2,676,122  $   211,935  $   741,577  $ 2,774,563
           Accumulation units outstanding                                   117,387       12,618       46,205      204,186
           Unit value of accumulation units                             $     22.80  $     16.80  $     16.05  $     13.59
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $ 8,913,129  $   342,745  $ 1,873,938  $ 4,990,038
           Accumulation units outstanding                                   392,289       20,509      117,151      368,369
           Unit value of accumulation units                             $     22.72  $     16.71  $     16.00  $     13.55
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $ 4,509,762  $   247,466  $ 1,380,023  $ 3,819,816
           Accumulation units outstanding                                   198,694       14,803       86,289      282,420
           Unit value of accumulation units                             $     22.70  $     16.72  $     15.99  $     13.53
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $         -  $         -  $         -  $    27,699
           Accumulation units outstanding                                         -            -            -        2,048
           Unit value of accumulation units                             $         -  $         -  $         -  $     13.53
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $ 1,032,222  $    39,741  $   119,739  $   887,934
           Accumulation units outstanding                                    45,627        2,415        7,501       65,785
           Unit value of accumulation units                             $     22.62  $     16.46  $     15.96  $     13.50

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II,and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                                         SunAmerica                   Telecom       Worldwide
                                                                          Balanced     Technology     Utility      High Income
                                                                          Portfolio     Portfolio    Portfolio      Portfolio
                                                                          (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                                                        ------------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $          0  $          0  $          0  $          0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                          5,614,623     5,131,029        44,646       453,299
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                  0             0             0             0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                  0             0             0             0
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                  0             0             0             0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                  0             0             0             0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                  0             0             0             0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                  0             0             0             0
                                                                        ------------------------------------------------------
Total Assets:                                                           $  5,614,623  $  5,131,029  $     44,646  $    453,299

Liabilities:                                                                       0             0             0             0
                                                                        ------------------------------------------------------
                                                                        $  5,614,623  $  5,131,029  $     44,646  $    453,299
                                                                        ======================================================
Net assets:
           Accumulation units                                           $  5,614,623  $  5,131,029  $     44,646  $    453,299

           Contracts in payout (annuitization) period                              0             0             0             0
                                                                        ------------------------------------------------------
                Total net assets                                        $  5,614,623  $  5,131,029  $     44,646  $    453,299
                                                                        ======================================================
Accumulation units outstanding                                               397,349     2,018,618         4,464        26,197
                                                                        ======================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $  3,303,779  $  3,736,215  $          -  $          -
           Accumulation units outstanding                                    233,498     1,468,722             -             -
           Unit value of accumulation units                             $      14.15  $       2.54  $          -  $          -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $    356,221  $    227,554  $     18,755  $    165,433
           Accumulation units outstanding                                     25,176        89,460         1,863         9,538
           Unit value of accumulation units                             $      14.15  $       2.54  $      10.07  $      17.34
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $  1,271,424  $    546,535  $     19,920  $    281,197
           Accumulation units outstanding                                     90,194       215,592         1,991        16,266
           Unit value of accumulation units                             $      14.10  $       2.54  $      10.00  $      17.29
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $    657,242  $    567,514  $          -  $          -
           Accumulation units outstanding                                     46,635       223,801             -             -
           Unit value of accumulation units                             $      14.09  $       2.54  $          -  $          -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $     25,957  $     53,211  $      5,971  $      6,669
           Accumulation units outstanding                                      1,846        21,043           610           393
           Unit value of accumulation units                             $      14.06  $       2.53  $       9.79  $      16.98

                                                                                        Emerging     Growth and
                                                                          Comstock       Growth        Income      Balanced
                                                                         Portfolio     Portfolio     Portfolio     Portfolio
                                                                         (Class II)    (Class II)    (Class II)    (Class 1)
                                                                        ------------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $          0  $          0  $          0  $          0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                  0             0             0             0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                        155,970,767    25,259,965   143,874,667             0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                                  0             0             0   113,349,873
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                  0             0             0             0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                  0             0             0             0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                  0             0             0             0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                  0             0             0             0
                                                                        ------------------------------------------------------
Total Assets:                                                           $155,970,767  $ 25,259,965  $143,874,667  $113,349,873

Liabilities:                                                                       0             0             0             0
                                                                        ------------------------------------------------------
                                                                        $155,970,767  $ 25,259,965  $143,874,667  $113,349,873
                                                                        ======================================================
Net assets:
           Accumulation units                                           $155,968,781  $ 25,259,965  $143,874,667  $113,349,873

           Contracts in payout (annuitization) period                          1,986             0             0             0
                                                                        ------------------------------------------------------
                Total net assets                                        $155,970,767  $ 25,259,965  $143,874,667  $113,349,873
                                                                        ======================================================
Accumulation units outstanding                                            14,950,268     2,923,540    12,951,994    13,842,218
                                                                        ======================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $          -  $          -  $          -  $ 55,789,885
           Accumulation units outstanding                                          -             -             -     6,791,743
           Unit value of accumulation units                             $          -  $          -  $          -  $       8.21
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $ 43,524,209  $ 10,348,277  $ 57,032,421  $ 11,019,466
           Accumulation units outstanding                                  4,171,378     1,195,811     5,138,254     1,345,761
           Unit value of accumulation units                             $      10.43  $       8.65  $      11.10  $       8.19
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $ 84,282,698  $  9,724,911  $ 62,301,712  $          -
           Accumulation units outstanding                                  8,080,079     1,129,170     5,593,346             -
           Unit value of accumulation units                             $      10.43  $       8.61  $      11.14  $          -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $  4,728,561  $    870,724  $  3,884,118  $          -
           Accumulation units outstanding                                    450,168        99,452       351,301             -
           Unit value of accumulation units                             $      10.50  $       8.76  $      11.06  $          -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $          -  $          -  $          -  $ 21,236,626
           Accumulation units outstanding                                          -             -             -     2,594,516
           Unit value of accumulation units                             $          -  $          -  $          -  $       8.19
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $    933,695  $          -  $          -  $          -
           Accumulation units outstanding                                     89,132             -             -             -
           Unit value of accumulation units                             $      10.48  $          -  $          -  $          -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $    373,208  $          -  $          -  $          -
           Accumulation units outstanding                                     35,843             -             -             -
           Unit value of accumulation units                             $      10.41  $          -  $          -  $          -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $  6,453,742  $  1,394,887  $  8,534,756  $          -
           Accumulation units outstanding                                    614,411       159,665       773,882             -
           Unit value of accumulation units                             $      10.50  $       8.74  $      11.03  $          -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $  8,074,282  $  2,053,695  $  8,268,878  $  2,229,832
           Accumulation units outstanding                                    776,438       238,273       747,351       273,852
           Unit value of accumulation units                             $      10.40  $       8.62  $      11.06  $       8.14
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $  5,012,602  $    646,129  $  2,318,403  $          -
           Accumulation units outstanding                                    482,806        75,718       209,230             -
           Unit value of accumulation units                             $      10.38  $       8.53  $      11.08  $          -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $          -  $          -  $          -  $          -
           Accumulation units outstanding                                          -             -             -             -
           Unit value of accumulation units                             $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $          -  $          -  $          -  $ 23,074,064
           Accumulation units outstanding                                          -             -             -     2,836,346
           Unit value of accumulation units                             $          -  $          -  $          -  $       8.14
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $  1,045,533  $          -  $          -  $          -
           Accumulation units outstanding                                    101,065             -             -             -
           Unit value of accumulation units                             $      10.35  $          -  $          -  $          -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $  1,542,237  $    221,342  $  1,534,379  $          -
           Accumulation units outstanding                                    148,948        25,451       138,630             -
           Unit value of accumulation units                             $      10.35  $       8.70  $      11.07  $          -

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                                        Conservative Conservative
                                                                          Balanced      Growth    Equity Income Flexible Income
                                                                          Portfolio    Portfolio      Fund         Portfolio
                                                                          (Class 1)    (Class 1)    (Class 1)      (Class 1)
                                                                        -------------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $         0  $         0  $         0     $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                 0            0            0               0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                 0            0            0               0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                        11,062,689   61,463,053   16,659,742      27,846,432
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                 0            0            0               0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                 0            0            0               0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                 0            0            0               0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                 0            0            0               0
                                                                        -----------------------------------------------------
Total Assets:                                                           $11,062,689  $61,463,053  $16,659,742     $27,846,432

Liabilities:                                                                      0            0            0               0
                                                                        -----------------------------------------------------
                                                                        $11,062,689  $61,463,053  $16,659,742     $27,846,432
                                                                        =====================================================
Net assets:
           Accumulation units                                           $11,062,689  $61,463,053  $16,659,742     $27,846,432

           Contracts in payout (annuitization) period                             0            0            0               0
                                                                        -----------------------------------------------------
                Total net assets                                        $11,062,689  $61,463,053  $16,659,742     $27,846,432
                                                                        =====================================================
Accumulation units outstanding                                            1,796,864    7,321,077    2,359,443       3,799,248
                                                                        =====================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $ 6,847,159  $26,138,272  $11,406,255     $16,628,426
           Accumulation units outstanding                                 1,109,847    3,102,160    1,611,820       2,262,614
           Unit value of accumulation units                             $      6.17  $      8.43  $      7.08     $      7.35
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $         -  $ 8,654,687  $         -     $         -
           Accumulation units outstanding                                         -    1,034,334            -               -
           Unit value of accumulation units                             $         -  $      8.37  $         -     $         -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $ 2,198,279  $15,250,604  $ 2,209,033     $ 5,341,771
           Accumulation units outstanding                                   357,165    1,816,953      313,193         728,476
           Unit value of accumulation units                             $      6.15  $      8.39  $      7.05     $      7.33
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $         -  $ 1,308,013  $         -     $         -
           Accumulation units outstanding                                         -      156,675            -               -
           Unit value of accumulation units                             $         -  $      8.35  $         -     $         -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $ 2,017,251  $10,111,477  $ 3,044,454     $ 5,876,235
           Accumulation units outstanding                                   329,852    1,210,955      434,430         808,158
           Unit value of accumulation units                             $      6.12  $      8.35  $      7.01     $      7.27
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $         -  $         -  $         -     $         -
           Accumulation units outstanding                                         -            -            -               -
           Unit value of accumulation units                             $         -  $         -  $         -     $         -

                                                                                                                International
                                                                          Growth    Growth & Income    Income      Growth
                                                                           Fund          Fund           Fund        Fund
                                                                         (Class 1)     (Class 1)     (Class 1)    (Class 1)
                                                                        -----------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $         0   $         0   $         0  $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                 0             0             0            0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                 0             0             0            0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                         1,580,583     7,203,781     9,994,752      184,369
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                 0             0             0            0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                 0             0             0            0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                 0             0             0            0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                 0             0             0            0
                                                                        ----------------------------------------------------
Total Assets:                                                           $ 1,580,583   $ 7,203,781   $ 9,994,752  $   184,369

Liabilities:                                                                      0             0             0            0
                                                                        ----------------------------------------------------
                                                                        $ 1,580,583   $ 7,203,781   $ 9,994,752  $   184,369
                                                                        ====================================================
Net assets:
           Accumulation units                                           $ 1,580,583   $ 7,203,781   $ 9,994,752  $   184,369

           Contracts in payout (annuitization) period                             0             0             0            0
                                                                        ----------------------------------------------------
                Total net assets                                        $ 1,580,583   $ 7,203,781   $ 9,994,752  $   184,369
                                                                        ====================================================
Accumulation units outstanding                                              255,811     1,229,108     1,494,674       36,535
                                                                        ====================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $   930,529   $ 3,374,322   $ 7,128,192  $    98,057
           Accumulation units outstanding                                   150,222       574,264     1,063,870       19,405
           Unit value of accumulation units                             $      6.19   $      5.88   $      6.70  $      5.05
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $   407,353   $ 2,535,880   $ 1,410,010  $    40,731
           Accumulation units outstanding                                    66,001       432,599       211,232        8,079
           Unit value of accumulation units                             $      6.17   $      5.86   $      6.68  $      5.04
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $   242,701   $ 1,293,579   $ 1,456,550  $    45,581
           Accumulation units outstanding                                    39,588       222,245       219,572        9,051
           Unit value of accumulation units                             $      6.13   $      5.82   $      6.63  $      5.04
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $         -   $         -   $         -  $         -
           Accumulation units outstanding                                         -             -             -            -
           Unit value of accumulation units                             $         -   $         -   $         -  $         -


(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                                          Mid Cap       Money                  Short Term
                                                                           Stock       Market        REIT        Income
                                                                           Fund         Fund         Fund         Fund
                                                                         (Class 1)    (Class 1)   (Class 1)*    (Class 1)
                                                                        --------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $         0  $         0  $         0  $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                 0            0            0            0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                 0            0            0            0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                         3,162,251    4,437,070          452    4,457,940
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                 0            0            0            0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                 0            0            0            0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                 0            0            0            0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                 0            0            0            0
                                                                        --------------------------------------------------

Total Assets:                                                           $ 3,162,251  $ 4,437,070  $       452  $ 4,457,940

Liabilities:                                                                      0            0            0            0
                                                                        --------------------------------------------------

                                                                        $ 3,162,251  $ 4,437,070  $       452  $ 4,457,940
                                                                        ==================================================
Net assets:

           Accumulation units                                           $ 3,162,251  $ 4,437,070  $       452  $ 4,457,940

           Contracts in payout (annuitization) period                             0            0            0            0
                                                                        --------------------------------------------------

                Total net assets                                        $ 3,162,251  $ 4,437,070  $       452  $ 4,457,940
                                                                        ==================================================

Accumulation units outstanding                                              426,405      772,790           39      693,162
                                                                        ==================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $ 2,105,945  $ 3,217,159  $       151  $ 3,161,864
           Accumulation units outstanding                                   283,314      559,449           13      490,699
           Unit value of accumulation units                             $      7.43  $      5.75  $     11.43  $      6.44
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $   422,822  $   642,726  $       151  $   516,763
           Accumulation units outstanding                                    57,091      111,605           13       80,256
           Unit value of accumulation units                             $      7.41  $      5.76  $     11.47  $      6.44
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $   633,484  $   577,185  $       150  $   779,313
           Accumulation units outstanding                                    86,000      101,736           13      122,207
           Unit value of accumulation units                             $      7.37  $      5.67  $     11.46  $      6.38
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $         -  $         -  $         -  $         -
           Accumulation units outstanding                                         -            -            -            -
           Unit value of accumulation units                             $         -  $         -  $         -  $         -

                                                                          Small       Strategic        U.S.        West Coast
                                                                        Cap Stock      Growth       Government       Equity
                                                                           Fund       Portfolio   Securities Fund     Fund
                                                                        (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                                                        ------------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $         0  $         0    $         0    $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                 0            0              0              0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                 0            0              0              0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                         1,597,697   13,717,984     20,001,877     10,685,593
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                 0            0              0              0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                 0            0              0              0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                 0            0              0              0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                 0            0              0              0
                                                                        ------------------------------------------------------

Total Assets:                                                           $ 1,597,697  $13,717,984    $20,001,877    $10,685,593

Liabilities:                                                                      0            0              0              0
                                                                        ------------------------------------------------------

                                                                        $ 1,597,697  $13,717,984    $20,001,877    $10,685,593
                                                                        ======================================================
Net assets:

           Accumulation units                                           $ 1,597,697  $13,717,984    $20,001,877    $10,685,593

           Contracts in payout (annuitization) period                             0            0              0              0
                                                                        ------------------------------------------------------

                Total net assets                                        $ 1,597,697  $13,717,984    $20,001,877    $10,685,593
                                                                        ======================================================

Accumulation units outstanding                                              244,843    1,520,558      3,168,730      1,119,812
                                                                        ======================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $ 1,017,188  $ 5,889,394    $14,932,049    $ 7,164,751
           Accumulation units outstanding                                   155,493      650,628      2,361,580        749,108
           Unit value of accumulation units                             $      6.54  $      9.05    $      6.32    $      9.56
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $         -  $ 2,167,273    $         -    $         -
           Accumulation units outstanding                                         -      240,458              -              -
           Unit value of accumulation units                             $         -  $      9.01    $         -    $         -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $   129,610  $ 3,003,879    $ 2,467,887    $ 1,627,115
           Accumulation units outstanding                                    19,845      333,351        392,012        170,785
           Unit value of accumulation units                             $      6.53  $      9.01    $      6.30    $      9.53
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $         -  $ 1,028,135    $         -    $         -
           Accumulation units outstanding                                         -      114,663              -              -
           Unit value of accumulation units                             $         -  $      8.97    $         -    $         -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $   450,899  $ 1,629,303    $ 2,601,941    $ 1,893,727
           Accumulation units outstanding                                    69,505      181,458        415,138        199,919
           Unit value of accumulation units                             $      6.49  $      8.98    $      6.27    $      9.47
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $         -  $         -    $         -    $         -
           Accumulation units outstanding                                         -            -              -              -
           Unit value of accumulation units                             $         -  $         -    $         -    $         -

*Retained in Variable Separate Account by AIG SunAmerica Life Assurance Company

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                                                     Conservative Conservative
                                                                         Balanced      Balanced      Growth    Equity Income
                                                                         Portfolio     Portfolio    Portfolio      Fund
                                                                         (Class 2)     (Class 2)    (Class 2)    (Class 2)
                                                                        ----------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $         0  $         0  $         0   $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                 0            0            0             0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                 0            0            0             0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                        77,198,534    6,800,644   29,733,408    10,218,103
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                 0            0            0             0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                 0            0            0             0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                 0            0            0             0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                 0            0            0             0
                                                                        ---------------------------------------------------

Total Assets:                                                           $77,198,534  $ 6,800,644  $29,733,408   $10,218,103

Liabilities:                                                                      0            0            0             0
                                                                        ---------------------------------------------------
                                                                        $77,198,534  $ 6,800,644  $29,733,408   $10,218,103
                                                                        ===================================================
Net assets:

           Accumulation units                                           $77,198,534  $ 6,800,644  $29,733,408   $10,218,103

           Contracts in payout (annuitization) period                             0            0            0             0
                                                                        ---------------------------------------------------

                Total net assets                                        $77,198,534  $ 6,800,644  $29,733,408   $10,218,103
                                                                        ===================================================

Accumulation units outstanding                                            9,477,417    1,108,644    3,573,610     1,463,207
                                                                        ===================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $ 7,194,225  $         -  $ 3,882,272   $         -
           Accumulation units outstanding                                   881,607            -      465,978             -
           Unit value of accumulation units                             $      8.16  $         -  $      8.33   $         -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $43,293,218  $ 4,475,261  $13,666,891   $ 7,404,036
           Accumulation units outstanding                                 5,308,097      728,848    1,639,836     1,058,224
           Unit value of accumulation units                             $      8.16  $      6.14  $      8.33   $      7.00
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $19,503,279  $ 1,846,359  $ 7,292,456   $   853,259
           Accumulation units outstanding                                 2,396,598      301,107      876,531       122,369
           Unit value of accumulation units                             $      8.14  $      6.13  $      8.32   $      6.97
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $   809,352  $         -  $   508,957   $         -
           Accumulation units outstanding                                    99,844            -       61,397             -
           Unit value of accumulation units                             $      8.11  $         -  $      8.29   $         -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $ 6,398,460  $   479,024  $ 4,382,832   $ 1,960,808
           Accumulation units outstanding                                   791,271       78,689      529,868       282,614
           Unit value of accumulation units                             $      8.09  $      6.09  $      8.27   $      6.94
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $         -  $         -  $         -   $         -
           Accumulation units outstanding                                         -            -            -             -
           Unit value of accumulation units                             $         -  $         -  $         -   $         -


                                                                        Flexible Income   Growth    Growth & Income   Income
                                                                           Portfolio       Fund          Fund          Fund
                                                                           (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                                                        -------------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                         $         0   $         0   $         0   $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                   0             0             0             0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                   0             0             0             0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                          32,623,129     1,210,182     2,685,128    21,031,226
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                   0             0             0             0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                   0             0             0             0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                   0             0             0             0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                   0             0             0             0
                                                                        -------------------------------------------------------

Total Assets:                                                             $32,623,129   $ 1,210,182   $ 2,685,128   $21,031,226

Liabilities:                                                                        0             0             0             0
                                                                        -------------------------------------------------------

                                                                          $32,623,129   $ 1,210,182   $ 2,685,128   $21,031,226
                                                                        =======================================================
Net assets:

           Accumulation units                                             $32,623,129   $ 1,210,182   $ 2,685,128   $21,031,226

           Contracts in payout (annuitization) period                               0             0             0             0
                                                                        -------------------------------------------------------

                Total net assets                                          $32,623,129   $ 1,210,182   $ 2,685,128   $21,031,226
                                                                        =======================================================

Accumulation units outstanding                                              4,480,205       197,257       463,473     3,154,678
                                                                        =======================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                     $27,276,475   $   634,086   $ 1,655,963   $17,279,966
           Accumulation units outstanding                                   3,743,642       103,137       285,233     2,589,597
           Unit value of accumulation units                               $      7.29   $      6.15   $      5.81   $      6.67
Contracts With Total Expenses of 1.70%:
           Net Assets                                                     $ 3,365,513   $   441,642   $   491,392   $ 2,033,001
           Accumulation units outstanding                                     463,113        72,051        84,745       305,417
           Unit value of accumulation units                               $      7.27   $      6.13   $      5.80   $      6.66
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                     $ 1,981,141   $   134,454   $   537,773   $ 1,718,259
           Accumulation units outstanding                                     273,450        22,069        93,495       259,664
           Unit value of accumulation units                               $      7.24   $      6.09   $      5.75   $      6.62
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                     $         -   $         -   $         -   $         -
           Accumulation units outstanding                                           -             -             -             -
           Unit value of accumulation units                               $         -   $         -   $         -   $         -

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31,2003
                                   (Continued)

                                                                        International   Mid Cap      Money
                                                                           Growth        Stock      Market         REIT
                                                                            Fund         Fund        Fund          Fund
                                                                          (Class 2)    (Class 2)   (Class 2)    (Class 2)*
                                                                        --------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                        $         0  $         0 $         0  $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                  0            0           0            0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                  0            0           0            0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                            161,536    1,513,958   3,070,680          302
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                  0            0           0            0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                  0            0           0            0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                  0            0           0            0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                  0            0           0            0
                                                                        --------------------------------------------------
Total Assets:                                                            $   161,536  $ 1,513,958 $ 3,070,680  $       302

Liabilities:                                                                       0            0           0            0
                                                                        --------------------------------------------------
                                                                         $   161,536  $ 1,513,958 $ 3,070,680  $       302
                                                                        ==================================================
Net assets:

           Accumulation units                                            $   161,536  $ 1,513,958 $ 3,070,680  $       302

           Contracts in payout (annuitization) period                              0            0           0            0
                                                                        --------------------------------------------------
                Total net assets                                         $   161,536  $ 1,513,958 $ 3,070,680  $       302
                                                                        ==================================================
Accumulation units outstanding                                                32,196      206,416     539,334           26
                                                                        ==================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                    $   107,549  $   957,761 $ 1,976,966  $        93
           Accumulation units outstanding                                     21,413      130,356     346,649            8
           Unit value of accumulation units                              $      5.02  $      7.35 $      5.70  $     11.54
Contracts With Total Expenses of 1.70%:
           Net Assets                                                    $    26,853  $   242,109 $   908,823  $       105
           Accumulation units outstanding                                      5,378       32,945     160,005            9
           Unit value of accumulation units                              $      4.99  $      7.35 $      5.68  $     11.50
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                    $    27,134  $   314,088 $   184,891  $       104
           Accumulation units outstanding                                      5,405       43,115      32,680            9
           Unit value of accumulation units                              $      5.02  $      7.28 $      5.66  $     11.39
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                    $         -  $         - $         -  $         -
           Accumulation units outstanding                                          -            -           -            -
           Unit value of accumulation units                              $         -  $         - $         -  $         -

                                                                        Short Term      Small      Strategic        U.S.
                                                                          Income      Cap Stock     Growth       Government
                                                                           Fund         Fund       Portfolio   Securities Fund
                                                                        (Class 2)     (Class 2)    (Class 2)      (Class 2)
                                                                        ------------------------------------------------------
Assets:
           Investments in Anchor Series Trust (Class 1, 2 or 3),
               at net asset value                                       $         0  $         0  $         0    $         0
           Investments in SunAmerica Series Trust (Class 1, 2 or 3),
               at net asset value                                                 0            0            0              0
           Investments in Van Kampen Life Investment Trust (Class II),
               at net asset value                                                 0            0            0              0
           Investments in WM Variable Trust (Class 1 or Class 2),
               at net asset value                                         6,143,271    1,031,091    7,660,858     16,176,032
           Investments in Nations Separate Account Trust (Class B),
               at net asset value                                                 0            0            0              0
           Investments in Anchor Pathway Fund (Class A),
               at net asset value                                                 0            0            0              0
           Investments in American Funds Insurance Series (Class 2),
               at net asset value                                                 0            0            0              0
           Investments in Lord Abbett Series Fund, Inc. (Class VC),
               at net asset value                                                 0            0            0              0
                                                                        ----------------------------------------------------
Total Assets:                                                           $ 6,143,271  $ 1,031,091  $ 7,660,858    $16,176,032

Liabilities:                                                                      0            0            0              0
                                                                        ----------------------------------------------------
                                                                        $ 6,143,271  $ 1,031,091  $ 7,660,858    $16,176,032
                                                                        ====================================================
Net assets:

           Accumulation units                                           $ 6,143,271  $ 1,031,091  $ 7,660,858    $16,176,032

           Contracts in payout (annuitization) period                             0            0            0              0
                                                                        ----------------------------------------------------
                Total net assets                                        $ 6,143,271  $ 1,031,091  $ 7,660,858    $16,176,032
                                                                        ====================================================
Accumulation units outstanding                                              959,531      159,481      855,160      2,594,953
                                                                        ====================================================
Contracts With Total Expenses of 1.30%:
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.40%:
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.52% (1):
           Net Assets                                                   $         -  $         -  $ 1,767,805    $         -
           Accumulation units outstanding                                         -            -      196,663              -
           Unit value of accumulation units                             $         -  $         -  $      8.99    $         -
Contracts With Total Expenses of 1.52% (2):
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.52% (3):
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.52% (4):
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.55% (5):
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.55% (6):
           Net Assets                                                   $ 5,210,460  $   674,866  $ 4,277,363    $12,456,735
           Accumulation units outstanding                                   813,368      104,235      477,462      1,996,843
           Unit value of accumulation units                             $      6.41  $      6.47  $      8.96    $      6.24
Contracts With Total Expenses of 1.70%:
           Net Assets                                                   $   565,342  $   231,880  $ 1,042,958    $ 2,821,473
           Accumulation units outstanding                                    88,392       35,940      116,745        453,237
           Unit value of accumulation units                             $      6.40  $      6.45  $      8.93    $      6.23
Contracts With Total Expenses of 1.72% (4):
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.77% (7):
           Net Assets                                                   $         -  $         -  $   233,619    $         -
           Accumulation units outstanding                                         -            -       26,179              -
           Unit value of accumulation units                             $         -  $         -  $      8.92    $         -
Contracts With Total Expenses of 1.77% (2):
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.77% (3):
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.80%:
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -
Contracts With Total Expenses of 1.95%:
           Net Assets                                                   $   367,469  $   124,345  $   339,113    $   897,824
           Accumulation units outstanding                                    57,771       19,306       38,111        144,873
           Unit value of accumulation units                             $      6.36  $      6.44  $      8.90    $      6.20
Contracts With Total Expenses of 1.97% (4):
           Net Assets                                                   $         -  $         -  $         -    $         -
           Accumulation units outstanding                                         -            -            -              -
           Unit value of accumulation units                             $         -  $         -  $         -    $         -

*Retained in Variable Separate Account by AIG SunAmerica Life Assurance Company

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       SCHEDULE OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (Continued)

                                                                                     Nations        Nations         Nations
                                                                     West Coast       Asset         Capital       High Yield
                                                                       Equity       Allocation      Growth           Bond
                                                                        Fund        Portfolio      Portfolio      Portfolio
                                                                      (Class 2)     (Class B)      (Class B)      (Class B)
                                                                    ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                        $          0   $          0   $          0   $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                   0              0              0              0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                   0              0              0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                           5,171,578              0              0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                   0      1,283,500        887,450     16,287,265
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                   0              0              0              0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                   0              0              0              0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                   0              0              0              0
                                                                    ---------------------------------------------------------
Total Assets:                                                       $  5,171,578   $  1,283,500   $    887,450   $ 16,287,265
Liabilities:                                                                   0              0              0              0
                                                                    ---------------------------------------------------------
                                                                    $  5,171,578   $  1,283,500   $    887,450   $ 16,287,265
                                                                    =========================================================
Net assets:

      Accumulation units                                            $  5,171,578   $  1,283,500   $    887,450   $ 16,287,265

      Contracts in payout (annuitization) period                               0              0              0              0
                                                                    ---------------------------------------------------------
           Total net assets                                         $  5,171,578   $  1,283,500   $    887,450   $ 16,287,265
                                                                    =========================================================
Accumulation units outstanding                                           548,933        133,666        106,363      1,240,366
                                                                    =========================================================
Contracts With Total Expenses of 1.30%:
      Net Assets                                                    $          -   $          -   $          -   $          -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                              $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                    $          -   $          -   $          -   $          -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                              $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                    $          -   $    481,175   $    569,232   $  2,031,076
      Accumulation units outstanding                                           -         50,082         68,177        154,070
      Unit value of accumulation units                              $          -   $       9.61   $       8.35   $      13.18
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                    $          -   $          -   $          -   $          -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                              $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                    $          -   $    666,099   $    239,073   $  3,400,069
      Accumulation units outstanding                                           -         69,329         28,637        257,932
      Unit value of accumulation units                              $          -   $       9.61   $       8.35   $      13.18
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                    $          -   $          -   $          -   $  3,866,600
      Accumulation units outstanding                                           -              -              -        294,400
      Unit value of accumulation units                              $          -   $          -   $          -   $      13.13
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                    $          -   $          -   $          -   $          -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                              $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                    $  3,630,341   $          -   $          -   $          -
      Accumulation units outstanding                                     384,631              -              -              -
      Unit value of accumulation units                              $       9.44   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                    $    666,793   $          -   $          -   $          -
      Accumulation units outstanding                                      70,860              -              -              -
      Unit value of accumulation units                              $       9.41   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                    $          -   $          -   $          -   $  4,241,525
      Accumulation units outstanding                                           -              -              -        323,824
      Unit value of accumulation units                              $          -   $          -   $          -   $      13.10
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                    $          -   $        483   $     35,186   $    146,327
      Accumulation units outstanding                                           -             51          4,245         11,170
      Unit value of accumulation units                              $          -   $       9.56   $       8.29   $      13.10
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                    $          -   $          -   $          -   $          -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                              $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                    $          -   $    135,743   $     43,959   $  1,599,121
      Accumulation units outstanding                                           -         14,204          5,304        122,074
      Unit value of accumulation units                              $          -   $       9.56   $       8.29   $      13.10
Contracts With Total Expenses of 1.80%:
      Net Assets                                                    $          -   $          -   $          -   $          -
      Accumulation units outstanding                                           -              -              -              -
      Unit value of accumulation units                              $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                    $    874,444   $          -   $          -   $          -
      Accumulation units outstanding                                      93,442              -              -              -
      Unit value of accumulation units                              $       9.36   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                    $          -   $          -   $          -   $  1,002,547
      Accumulation units outstanding                                           -              -              -         76,896
      Unit value of accumulation units                              $          -   $          -   $          -   $      13.04

                                                                                   Nations
                                                                      Nations      Marsico       Nations       Nations
                                                                   International   Focused       Marsico       Marsico
                                                                       Value       Equities       Growth     21st Century
                                                                     Portfolio    Portfolio     Portfolio     Portfolio
                                                                     (Class B)    (Class B)     (Class B)     (Class B)
                                                                   ------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                       $           0  $          0  $          0  $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                   0             0             0             0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                   0             0             0             0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                   0             0             0             0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                           7,229,153    23,341,858     3,174,634       920,735
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                   0             0             0             0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                   0             0             0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                   0             0             0             0
                                                                   -------------------------------------------------------
Total Assets:                                                      $   7,229,153  $ 23,341,858  $  3,174,634  $    920,735
Liabilities:                                                                   0             0             0             0
                                                                   -------------------------------------------------------
                                                                   $   7,229,153  $ 23,341,858  $  3,174,634  $    920,735
                                                                   =======================================================
Net assets:

      Accumulation units                                           $   7,229,153  $ 23,341,858  $  3,174,634  $    920,735

      Contracts in payout (annuitization) period                               0             0             0             0
                                                                   -------------------------------------------------------
           Total net assets                                        $   7,229,153  $ 23,341,858  $  3,174,634  $    920,735
                                                                   =======================================================
Accumulation units outstanding                                           663,987     2,485,461       369,519        86,139
                                                                   =======================================================
Contracts With Total Expenses of 1.30%:
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                   $           - $  3,487,275  $    772,128  $    145,243
      Accumulation units outstanding                                           -      371,681        89,757        13,568
      Unit value of accumulation units                             $           - $       9.38  $       8.60  $      10.71
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                   $   2,223,575 $  4,078,567  $  1,786,844  $    561,604
      Accumulation units outstanding                                     203,775      434,732       207,726        52,461
      Unit value of accumulation units                             $       10.91 $       9.38  $       8.60  $      10.71
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                   $     895,875 $  5,341,773  $          -  $          -
      Accumulation units outstanding                                      81,604      567,171             -             -
      Unit value of accumulation units                             $       10.98 $       9.42  $          -  $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                   $   2,308,373 $  7,634,766  $          -  $          -
      Accumulation units outstanding                                     212,187      812,121             -             -
      Unit value of accumulation units                             $       10.88 $       9.40  $          -  $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                   $           - $    104,810  $     57,636  $      9,746
      Accumulation units outstanding                                           -       11,251         6,744           916
      Unit value of accumulation units                             $           - $       9.31  $       8.55  $      10.64
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                   $     822,075 $  1,124,139  $    558,026  $    204,142
      Accumulation units outstanding                                      75,852      120,682        65,292        19,194
      Unit value of accumulation units                             $       10.84 $       9.31  $       8.55  $      10.64
Contracts With Total Expenses of 1.80%:
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                   $           - $          -  $          -  $          -
      Accumulation units outstanding                                           -            -             -             -
      Unit value of accumulation units                             $           - $          -  $          -  $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                   $     979,255 $  1,570,528  $          -  $          -
      Accumulation units outstanding                                      90,569      167,823             -             -
      Unit value of accumulation units                             $       10.81 $       9.36  $          -  $          -

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       SCHEDULE OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (Continued)

                                                                      Nations
                                                                      Marsico     Nations     Nations
                                                                   International   MidCap       Small     Nations
                                                                   Opportunities   Growth      Company     Value
                                                                     Portfolio    Portfolio   Portfolio   Portfolio
                                                                     (Class B)    (Class B)   (Class B)   (Class B)
                                                                   ------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                       $           0 $        0  $        0  $        0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                   0          0           0           0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                   0          0           0           0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                   0          0           0           0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                           2,283,113  2,026,521   3,430,944   3,691,238
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                   0          0           0           0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                   0          0           0           0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                   0          0           0           0
                                                                   ------------------------------------------------
Total Assets:                                                      $   2,283,113 $2,026,521  $3,430,944  $3,691,238

Liabilities:                                                                   0          0           0           0
                                                                   ------------------------------------------------
                                                                   $   2,283,113 $2,026,521  $3,430,944  $3,691,238
                                                                   ================================================
Net assets:

      Accumulation units                                           $   2,283,113 $2,026,521  $3,430,944  $3,691,238

      Contracts in payout (annuitization) period                               0          0           0           0
                                                                   ------------------------------------------------
           Total net assets                                        $   2,283,113 $2,026,521  $3,430,944  $3,691,238
                                                                   ================================================

Accumulation units outstanding                                           192,174    283,225     357,716     391,898
                                                                   ================================================
Contracts With Total Expenses of 1.30%:
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                   $   1,416,002 $  436,059  $  642,957  $1,615,908
      Accumulation units outstanding                                     119,127     59,773      66,927     171,341
      Unit value of accumulation units                             $       11.89 $     7.29  $     9.61  $     9.43
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                   $     624,687 $1,092,678  $2,099,005  $1,470,971
      Accumulation units outstanding                                      52,559    149,788     218,509     155,985
      Unit value of accumulation units                             $       11.89 $     7.29  $     9.61  $     9.43
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                   $      83,675 $   27,889  $   45,039  $   85,084
      Accumulation units outstanding                                       7,071      4,127       4,725       9,090
      Unit value of accumulation units                             $       11.83 $     6.76  $     9.53  $     9.36
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                   $     158,749 $  469,895  $  643,943  $  519,275
      Accumulation units outstanding                                      13,417     69,537      67,555      55,482
      Unit value of accumulation units                             $       11.83 $     6.76  $     9.53  $     9.36
Contracts With Total Expenses of 1.80%:
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                   $           - $        -  $        -  $        -
      Accumulation units outstanding                                           -          -           -           -
      Unit value of accumulation units                             $           - $        -  $        -  $        -

                                                                       Asset        Cash                       Growth-
                                                                    Allocation   Management      Growth        Income
                                                                      Series       Series        Series        Series
                                                                     (Class A)   (Class A)     (Class A)     (Class A)
                                                                   -----------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                       $         0  $          0  $          0  $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                 0             0             0             0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                 0             0             0             0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                 0             0             0             0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                 0             0             0             0
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                        84,126,831    23,692,911   559,902,919   587,583,397
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                 0             0             0             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                 0             0             0             0
                                                                   -----------------------------------------------------
Total Assets:                                                      $84,126,831  $ 23,692,911  $559,902,919  $587,583,397

Liabilities:                                                                 0             0             0             0
                                                                   -----------------------------------------------------
                                                                   $84,126,831  $ 23,692,911  $559,902,919  $587,583,397
                                                                   =====================================================
Net assets:

      Accumulation units                                           $82,846,925  $ 22,868,697  $546,430,980  $571,275,584

      Contracts in payout (annuitization) period                     1,279,906       824,214    13,471,939    16,307,813
                                                                   -----------------------------------------------------

           Total net assets                                        $84,126,831  $ 23,692,911  $559,902,919  $587,583,397
                                                                   =====================================================
Accumulation units outstanding                                       2,317,436     1,135,175     4,207,150     5,701,900
                                                                   =====================================================
Contracts With Total Expenses of 1.30%:
      Net Assets                                                   $81,133,179  $ 23,502,705  $539,702,356  $567,106,009
      Accumulation units outstanding                                 2,234,477     1,126,006     4,054,456     5,502,001
      Unit value of accumulation units                             $     36.31  $      20.87  $     133.11  $     103.07
Contracts With Total Expenses of 1.40%:
      Net Assets                                                   $ 2,993,652  $    190,206  $ 20,200,563  $ 20,477,388
      Accumulation units outstanding                                    82,959         9,169       152,694       199,899
      Unit value of accumulation units                             $     36.09  $      20.75  $     132.29  $     102.44
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                   $         -  $          -  $          -  $          -
      Accumulation units outstanding                                         -             -             -             -
      Unit value of accumulation units                             $         -  $          -  $          -  $          -

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       SCHEDULE OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (Continued)

                                                                                                       U.S.
                                                                                                    Government/
                                                                       High-Yield                     AAA-Rated       Asset
                                                                          Bond      International    Securities     Allocation
                                                                         Series        Series          Series         Fund
                                                                       (Class A)       (Class A)      (Class A)     (Class 2)
                                                                      ---------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                          $          0   $          0   $          0   $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                     0              0              0              0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                     0              0              0              0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                     0              0              0              0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                     0              0              0              0
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                            52,459,226    113,895,501     55,586,852              0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                     0              0              0     63,156,767
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                     0              0              0              0
                                                                      ---------------------------------------------------------
Total Assets:                                                         $ 52,459,226   $113,895,501   $ 55,586,852   $ 63,156,767

Liabilities:                                                                     0              0              0              0
                                                                      ---------------------------------------------------------
                                                                      $ 52,459,226   $113,895,501   $ 55,586,852   $ 63,156,767
                                                                      =========================================================
Net assets:

      Accumulation units                                              $ 50,552,296   $112,339,734   $ 53,427,882   $ 63,156,767

      Contracts in payout (annuitization) period                         1,906,930      1,555,767      2,158,970              0
                                                                      ---------------------------------------------------------
           Total net assets                                           $ 52,459,226   $113,895,501   $ 55,586,852   $ 63,156,767
                                                                      =========================================================
Accumulation units outstanding                                             913,033      3,732,955      1,832,114      5,084,597
                                                                      =========================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                      $ 51,034,319   $109,643,092   $ 54,143,611   $          -
      Accumulation units outstanding                                       888,085      3,592,749      1,784,257              -
      Unit value of accumulation units                                $      57.47   $      30.52   $      30.35   $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                      $  1,424,907   $  4,252,409   $  1,443,241   $          -
      Accumulation units outstanding                                        24,948        140,206         47,857              -
      Unit value of accumulation units                                $      57.12   $      30.33   $      30.16   $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                      $          -   $          -   $          -   $ 60,544,622
      Accumulation units outstanding                                             -              -              -      4,873,672
      Unit value of accumulation units                                $          -   $          -   $          -   $      12.42
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                      $          -   $          -   $          -   $  2,612,145
      Accumulation units outstanding                                             -              -              -        210,925
      Unit value of accumulation units                                $          -   $          -   $          -   $      12.38
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                      $          -   $          -   $          -   $          -
      Accumulation units outstanding                                             -              -              -              -
      Unit value of accumulation units                                $          -   $          -   $          -   $          -

                                                                        Global                      Growth-       Growth
                                                                        Growth        Growth        Income      and Income
                                                                         Fund          Fund          Fund        Portfolio
                                                                      (Class 2)      (Class 2)     (Class 2)    (Class VC)
                                                                     ------------------------------------------------------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                         $          0  $          0  $          0  $          0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                    0             0             0             0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                    0             0             0             0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                    0             0             0             0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                    0             0             0             0
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                    0             0             0             0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                           61,333,079   173,093,030   206,073,341             0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                                    0             0             0    74,869,034
                                                                     ------------------------------------------------------
Total Assets:                                                        $ 61,333,079  $173,093,030  $206,073,341  $ 74,869,034

Liabilities:                                                                    0             0             0             0
                                                                     ------------------------------------------------------
                                                                     $ 61,333,079  $173,093,030  $206,073,341  $ 74,869,034
                                                                     ======================================================
Net assets:

      Accumulation units                                             $ 61,333,079  $173,071,066  $206,065,704  $ 74,869,034

      Contracts in payout (annuitization) period                                0        21,964         7,637             0
                                                                     ------------------------------------------------------

           Total net assets                                          $ 61,333,079  $173,093,030  $206,073,341  $ 74,869,034
                                                                     ======================================================
Accumulation units outstanding                                          4,205,634    11,805,761    14,522,142     7,096,599
                                                                     ======================================================

Contracts With Total Expenses of 1.30%:
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                     $ 19,454,257  $ 50,882,445  $ 54,594,904  $ 20,035,435
      Accumulation units outstanding                                    1,333,341     3,469,056     3,845,451     1,897,911
      Unit value of accumulation units                               $      14.59  $      14.67  $      14.20  $      10.56
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                     $ 31,277,360  $ 95,759,227  $117,536,021  $ 46,167,842
      Accumulation units outstanding                                    2,143,699     6,528,755     8,278,965     4,373,549
      Unit value of accumulation units                               $      14.59  $      14.67  $      14.20  $      10.56
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                     $  2,023,668  $  4,627,903  $  5,928,750  $  1,093,043
      Accumulation units outstanding                                      138,696       315,522       417,599       103,542
      Unit value of accumulation units                               $      14.59  $      14.67  $      14.20  $      10.56
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                     $  3,699,634  $ 10,220,678  $ 12,464,077  $  2,146,905
      Accumulation units outstanding                                      254,227       698,642       880,667       204,693
      Unit value of accumulation units                               $      14.55  $      14.63  $      14.15  $      10.49
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                     $  3,061,265  $  7,182,524  $  8,461,014  $  2,469,383
      Accumulation units outstanding                                      210,581       491,231       598,035       235,120
      Unit value of accumulation units                               $      14.54  $      14.62  $      14.15  $      10.50
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                     $  1,151,724  $  3,027,871  $  5,072,376  $  2,618,991
      Accumulation units outstanding                                       79,226       207,087       358,531       249,363
      Unit value of accumulation units                               $      14.54  $      14.62  $      14.15  $      10.50
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                     $          -  $          -  $          -  $          -
      Accumulation units outstanding                                            -             -             -             -
      Unit value of accumulation units                               $          -  $          -  $          -  $          -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                     $    665,171  $  1,392,382  $  2,016,199  $    337,435
      Accumulation units outstanding                                       45,864        95,468       142,894        32,421
      Unit value of accumulation units                               $      14.50  $      14.58  $      14.11  $      10.41

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       SCHEDULE OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2003
                                   (Continued)

                                                                     Mid Cap
                                                                      Value
                                                                    Portfolio
                                                                    (Class VC)
                                                                   -----------
Assets:
      Investments in Anchor Series Trust (Class 1, 2 or 3),
          at net asset value                                       $         0
      Investments in SunAmerica Series Trust (Class 1, 2 or 3),
          at net asset value                                                 0
      Investments in Van Kampen Life Investment Trust (Class II),
          at net asset value                                                 0
      Investments in WM Variable Trust (Class 1 or Class 2),
          at net asset value                                                 0
      Investments in Nations Separate Account Trust (Class B),
          at net asset value                                                 0
      Investments in Anchor Pathway Fund (Class A),
          at net asset value                                                 0
      Investments in American Funds Insurance Series (Class 2),
          at net asset value                                                 0
      Investments in Lord Abbett Series Fund, Inc. (Class VC),
          at net asset value                                        39,325,869
                                                                   -----------
Total Assets:                                                      $39,325,869

Liabilities:                                                                 0
                                                                   -----------
                                                                   $39,325,869
                                                                   ===========
Net assets:

      Accumulation units                                           $39,286,560

      Contracts in payout (annuitization) period                        39,309
                                                                   -----------
           Total net assets                                        $39,325,869
                                                                   ===========
Accumulation units outstanding                                       3,755,083
                                                                   ===========

Contracts With Total Expenses of 1.30%:
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.40%:
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.52% (1):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.52% (2):
      Net Assets                                                   $37,530,587
      Accumulation units outstanding                                 3,582,951
      Unit value of accumulation units                             $     10.47
Contracts With Total Expenses of 1.52% (3):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.52% (4):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.55% (5):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.55% (6):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.70%:
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.72% (4):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.77% (7):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.77% (2):
      Net Assets                                                   $ 1,795,282
      Accumulation units outstanding                                   172,132
      Unit value of accumulation units                             $     10.43
Contracts With Total Expenses of 1.77% (3):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.80%:
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.95%:
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -
Contracts With Total Expenses of 1.97% (4):
      Net Assets                                                   $         -
      Accumulation units outstanding                                         -
      Unit value of accumulation units                             $         -

(1) Offered in Polaris, Polaris Platinum, Polaris Protector and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2003

                                                                                     Net Asset Value     Net Asset
                        Variable Accounts                                Shares         Per Share          Value           Cost
-----------------------------------------------------------------------------------------------------------------------------------
ANCHOR SERIES TRUST:
              Asset Allocation Portfolio (Class 1)                      29,613,282   $         13.72  $  406,341,547 $  406,943,563
              Capital Appreciation Portfolio (Class 1)                  30,107,707             30.29     911,917,258  1,134,762,604
              Government and Quality Bond Portfolio (Class 1)           30,835,125             15.21     469,029,141    458,357,235
              Growth Portfolio (Class 1)                                15,150,588             25.01     378,795,802    448,193,215
              Natural Resources Portfolio (Class 1)                      3,441,125             26.17      90,042,277     64,395,248
              Asset Allocation Portfolio (Class 2)                         927,717             13.71      12,717,893     11,580,714
              Capital Appreciation Portfolio (Class 2)                   3,329,752             30.18     100,495,406     86,667,071
              Government and Quality Bond Portfolio (Class 2)            8,407,129             15.20     127,810,283    129,258,945
              Growth Portfolio (Class 2)                                 2,353,859             24.99      58,824,652     51,212,713
              Natural Resources Portfolio (Class 2)                        480,107             26.14      12,549,472      9,241,985
              Asset Allocation Portfolio (Class 3)                         209,769             13.70       2,872,884      2,654,146
              Capital Appreciation Portfolio (Class 3)                   1,934,547             30.15      58,331,792     51,043,144
              Government and Quality Bond Portfolio (Class 3)            7,388,044             15.18     112,179,625    114,461,361
              Growth Portfolio (Class 3)                                 1,433,962             24.97      35,799,120     31,123,164
              Natural Resources Portfolio (Class 3)                        228,973             26.11       5,978,089      4,795,682

SUNAMERICA SERIES TRUST:
              Aggressive Growth Portfolio (Class 1)                     17,247,047   $          8.73  $  150,483,074 $  231,915,079
              Alliance Growth Portfolio (Class 1)                       50,789,691             17.54     890,904,857  1,337,032,832
              Blue Chip Growth Portfolio (Class 1)                       4,406,137              6.10      26,875,421     29,162,068
              Cash Management Portfolio (Class 1)                       16,569,562             10.67     176,856,444    180,806,579
              Corporate Bond Portfolio (Class 1)                        18,543,941             11.79     218,565,601    210,598,913
              Davis Venture Value Portfolio (Class 1)                   73,187,573             23.22   1,699,121,533  1,601,284,239
              "Dogs" of Wall Street Portfolio (Class 1)                  8,580,810             10.01      85,890,387     79,454,488
              Emerging Markets Portfolio (Class 1)                       8,780,063              9.34      82,029,038     65,228,897
              Federated American Leaders Portfolio (Class 1)            11,409,930             15.08     172,085,602    170,426,579
              Global Bond Portfolio (Class 1)                            8,484,121             11.29      95,804,408     93,152,936
              Global Equities Portfolio (Class 1)                       20,270,603             10.35     209,702,594    259,252,248
              Goldman Sachs Research Portfolio (Class 1)                 3,299,257              6.58      21,703,835     23,934,953
              Growth-Income Portfolio (Class 1)                         36,013,813             21.57     776,995,860    842,945,958
              Growth Opportunities Portfolio (Class 1)                   5,908,176              4.79      28,319,772     30,596,155
              High-Yield Bond Portfolio (Class 1)                       38,917,912              6.78     263,751,824    269,774,739
              International Diversified Equities Portfolio (Class 1)    22,911,501              6.88     157,610,826    178,511,535
              International Growth & Income Portfolio (Class 1)         19,265,370             10.02     193,131,037    187,170,793
              Marsico Growth Portfolio (Class 1)                         7,503,431              9.96      74,743,943     65,343,718
              MFS Massachusetts Investors Trust Portfolio (Class 1)     20,184,644             10.45     210,872,350    256,957,018
              MFS Mid-Cap Growth Portfolio (Class 1)                    20,292,453              7.95     161,264,715    250,082,864
              MFS Total Return Portfolio (Class 1)                      34,129,017             15.96     544,742,108    514,567,990
              Putnam Growth: Voyager Portfolio (Class )                 17,053,360             13.95     237,882,292    337,670,184
              Real Estate Portfolio (Class 1)                            8,121,565             15.07     122,416,709     91,581,996
              SunAmerica Balanced Portfolio (Class 1)                   15,620,353             13.31     207,974,333    257,069,194
              Technology Portfolio (Class 1)                            16,117,203              2.70      43,437,344     44,861,034
              Telecom Utility Portfolio (Class 1)                        5,061,340              7.87      39,854,376     52,816,809
              Worldwide High Income Portfolio (Class 1)                 10,280,895              7.48      76,886,755     90,508,428
              Aggressive Growth Portfolio (Class 2)                      1,353,478              8.71      11,789,546     10,827,703
              Alliance Growth Portfolio (Class 2)                        3,368,862             17.53      59,042,861     56,478,245
              Blue Chip Growth Portfolio (Class 2)                       1,930,551              6.10      11,770,970     10,776,592
              Cash Management Portfolio (Class 2)                        4,465,286             10.66      47,588,977     48,368,620
              Corporate Bond Portfolio (Class 2)                         3,984,922             11.77      46,911,728     45,209,495
              Davis Venture Value Portfolio (Class 2)                    6,537,192             23.19     151,609,252    127,787,095
              "Dogs" of Wall Street Portfolio (Class 2)                  1,720,835             10.00      17,206,833     15,148,650
              Emerging Markets Portfolio (Class 2)                         776,478              9.32       7,238,116      5,439,264
              Federated American Leaders Portfolio (Class 2)             1,207,622             15.06      18,192,720     16,104,145
              Foreign Value Portfolio (Class 2)                          2,177,994             12.58      27,397,014     22,691,916
              Global Bond Portfolio (Class 2)                            1,099,563             11.26      12,385,013     12,001,387
              Global Equities Portfolio (Class 2)                        1,176,264             10.31      12,131,779     10,882,690
              Goldman Sachs Research Portfolio (Class 2)                   857,677              6.55       5,620,344      4,900,192
              Growth-Income Portfolio (Class 2)                          1,907,119             21.56      41,110,089     38,034,284
              Growth Opportunities Portfolio (Class 2)                   1,333,942              4.77       6,367,640      5,684,942
              High-Yield Bond Portfolio (Class 2)                        5,615,170              6.77      38,009,272     34,932,101
              International Diversified Equities Portfolio (Class 2)     3,551,727              6.85      24,319,719     20,790,043
              International Growth & Income Portfolio (Class 2)          2,383,833             10.05      23,959,350     19,200,335
              Marsico Growth Portfolio (Class 2)                         4,003,788              9.93      39,773,101     34,056,198
              MFS Massachusetts Investors Trust Portfolio (Class 2)      2,390,970             10.45      24,977,766     23,012,771
              MFS Mid-Cap Growth Portfolio (Class 2)                     5,811,303              7.92      46,004,828     43,214,434
              MFS Total Return Portfolio (Class 2)                       8,678,873             15.97     138,569,295    129,762,705
              Putnam Growth: Voyager Portfolio (Class 2)                   777,476             13.93      10,831,524     10,179,443
              Real Estate Portfolio (Class 2)                            1,465,629             15.05      22,054,813     17,783,085
              Small & Mid Cap Value Portfolio (Class 2)                  1,527,831             13.81      21,094,074     17,170,364
              SunAmerica Balanced Portfolio (Class 2)                    1,629,555             13.30      21,674,122     21,007,214
              Technology Portfolio (Class 2)                             4,126,105              2.69      11,093,203      9,957,046
              Telecom Utility Portfolio (Class 2)                          294,079              7.87       2,314,354      2,376,908
              Worldwide High Income Portfolio (Class 2)                    809,290              7.46       6,035,724      5,713,966
              Aggressive Growth Portfolio (Class 3)                        321,893              8.70       2,800,069      2,576,688
              Alliance Growth Portfolio (Class 3)                        1,359,781             17.51      23,808,041     21,592,182
              Blue Chip Growth Portfolio (Class 3)                         567,871              6.09       3,458,941      3,123,571
              Cash Management Portfolio (Class 3)                        5,548,235             10.65      59,067,143     59,742,924
              Corporate Bond Portfolio (Class 3)                         2,299,334             11.76      27,041,585     26,848,083
              Davis Venture Value Portfolio (Class 3)                    3,256,563             23.17      75,447,791     64,381,741
              "Dogs" of Wall Street Portfolio (Class 3)                    594,805              9.99       5,941,636      5,295,290
              Emerging Markets Portfolio (Class 3)                         267,772              9.31       2,493,972      2,047,441
              Federated American Leaders Portfolio (Class 3)               514,647             15.05       7,744,918      6,873,417
              Foreign Value Portfolio (Class 3)                          4,117,841             12.58      51,821,309     44,286,012
              Global Bond Portfolio (Class 3)                              645,468             11.25       7,261,358      7,205,340
              Global Equities Portfolio (Class 3)                          270,257             10.30       2,782,623      2,525,934
              Goldman Sachs Research Portfolio (Class 3)                    28,585              6.54         187,086        170,141
              Growth-Income Portfolio (Class 3)                            429,642             21.53       9,251,442      8,191,191
              Growth Opportunities Portfolio (Class 3)                     395,982              4.77       1,887,938      1,716,528
              High-Yield Bond Portfolio (Class 3)                        3,873,174              6.76      26,197,749     24,772,761

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                        SCHEDULE OF PORTFOLIO INVESTMENTS
                                DECEMBER 31, 2003

                                                                                     Net Asset Value     Net Asset
                        Variable Accounts                                Shares         Per Share          Value           Cost
-----------------------------------------------------------------------------------------------------------------------------------
SUNAMERICA SERIES TRUST (continued):
              International Diversified Equities Portfolio (Class 3)     4,997,837   $          6.84   $  34,195,694  $  29,957,714
              International Growth & Income Portfolio (Class 3)          1,303,688             10.04      13,093,660     11,118,402
              Marsico Growth Portfolio (Class 3)                         1,244,802              9.92      12,352,523     11,025,165
              MFS Massachusetts Investors Trust Portfolio (Class 3)      1,429,468             10.44      14,918,833     13,398,885
              MFS Mid-Cap Growth Portfolio (Class 3)                     3,368,747              7.91      26,634,953     23,460,451
              MFS Total Return Portfolio (Class 3)                       3,221,099             15.97      51,426,805     48,399,195
              Putnam Growth: Voyager Portfolio (Class 3)                   170,438             13.92       2,371,873      2,143,658
              Real Estate Portfolio (Class 3)                              634,298             15.03       9,535,274      8,420,106
              Small & Mid Cap Value Portfolio (Class 3)                  2,508,779             13.80      34,616,193     29,605,100
              SunAmerica Balanced Portfolio (Class 3)                      422,582             13.29       5,614,623      5,329,946
              Technology Portfolio (Class 3)                             1,910,330              2.69       5,131,029      4,591,203
              Telecom Utility Portfolio (Class 3)                            5,678              7.86          44,646         42,669
              Worldwide High Income Portfolio (Class 3)                     60,865              7.45         453,299        450,541

VAN KAMPEN LIFE INVESTMENT TRUST (Class II):
              Comstock Portfolio                                        13,274,108   $         11.75   $ 155,970,767  $ 135,564,764
              Emerging Growth Portfolio                                  1,043,800             24.20      25,259,965     23,522,518
              Growth and Income Portfolio                                8,448,307             17.03     143,874,667    123,339,471

WM VARIABLE TRUST:
              Balanced Portfolio (Class 1)                               7,617,599   $         14.88   $ 113,349,873  $ 100,268,040
              Conservative Balanced Portfolio (Class 1)                    992,169             11.15      11,062,689      9,999,060
              Conservative Growth Portfolio (Class 1)                    4,011,949             15.32      61,463,053     53,219,510
              Equity Income Fund (Class 1)                               1,198,543             13.90      16,659,742     14,072,683
              Flexible Income Portfolio (Class 1)                        2,031,104             13.71      27,846,432     25,545,183
              Growth Fund (Class 1)                                        131,278             12.04       1,580,583      1,440,325
              Growth & Income Fund (Class 1)                               427,524             16.85       7,203,781      6,304,960
              Income Fund (Class 1)                                        893,985             11.18       9,994,752      9,645,581
              International Growth Fund (Class 1)                           16,201             11.38         184,369        153,570
              Mid Cap Stock Fund (Class 1)                                 216,148             14.63       3,162,251      2,660,228
              Money Market Fund (Class 1)                                4,437,070              1.00       4,437,070      4,437,070
              REIT Fund (Class 1)*                                              35             13.04             452            389
              Short Term Income Fund (Class 1)                           1,695,034              2.63       4,457,940      4,445,508
              Small Cap Stock Fund (Class 1)                               169,787              9.41       1,597,697      1,271,598
              Strategic Growth Portfolio (Class 1)                         833,413             16.46      13,717,984     11,768,756
              U.S. Government Securities Fund (Class 1)                  1,860,640             10.75      20,001,877     20,193,071
              West Coast Equity Fund (Class 1)                             589,062             18.14      10,685,593      8,502,389
              Balanced Portfolio (Class 2)                               5,209,078             14.82      77,198,534     69,222,138
              Conservative Balanced Portfolio (Class 2)                    612,119             11.11       6,800,644      6,270,226
              Conservative Growth Portfolio (Class 2)                    1,949,732             15.25      29,733,408     26,246,350
              Equity Income Fund (Class 2)                                 737,769             13.85      10,218,103      8,857,663
              Flexible Income Portfolio (Class 2)                        2,389,973             13.65      32,623,129     30,470,179
              Growth Fund (Class 2)                                        101,017             11.98       1,210,182      1,100,201
              Growth & Income Fund (Class 2)                               159,924             16.79       2,685,128      2,404,017
              Income Fund (Class 2)                                      1,889,598             11.12      21,031,226     20,434,443
              International Growth Fund (Class 2)                           14,245             11.34         161,536        137,590
              Mid Cap Stock Fund (Class 2)                                 103,838             14.58       1,513,958      1,305,576
              Money Market Fund (Class 2)                                3,070,680              1.00       3,070,680      3,070,680
              REIT Fund (Class 2)*                                              23             13.03             302            260
              Short Term Income Fund (Class 2)                           2,344,760              2.62       6,143,271      6,119,450
              Small Cap Stock Fund (Class 2)                               110,277              9.35       1,031,091        893,450
              Strategic Growth Portfolio (Class 2)                         466,556             16.42       7,660,858      6,769,674
              U.S. Government Securities Fund (Class 2)                  1,511,779             10.70      16,176,032     16,361,464
              West Coast Equity Fund (Class 2)                             286,039             18.08       5,171,578      4,287,893

NATIONS SEPARATE ACCOUNT TRUST (Class B):
              Nations Asset Allocation Portfolio                           135,390   $          9.48   $   1,283,500  $   1,187,498
              Nations Capital Growth Portfolio                             101,192              8.77         887,450        840,791
              Nations High Yield Bond Portfolio                          1,564,579             10.41      16,287,265     15,058,414
              Nations International Value Portfolio                        705,283             10.25       7,229,153      5,710,213
              Nations Marsico Focused Equities Portfolio                 1,539,701             15.16      23,341,858     20,106,129
              Nations Marsico Growth Portfolio                             215,522             14.73       3,174,634      2,811,696
              Nations Marsico 21st Century Portfolio                       108,322              8.50         920,735        748,130
              Nations Marsico International Opportunities Portfolio        168,371             13.56       2,283,113      1,925,892
              Nations MidCap Growth Portfolio                              285,426              7.10       2,026,521      1,877,995
              Nations Small Company Portfolio                              355,538              9.65       3,430,944      2,922,896
              Nations Value Portfolio                                      351,212             10.51       3,691,238      3,322,664

ANCHOR PATHWAY FUND (Class A):
              Asset Allocation Series                                    7,929,717   $         10.61   $  84,126,831  $  96,057,382
              Cash Management Series                                     2,311,464             10.25      23,692,911     24,524,090
              Growth Series                                             20,362,864             27.50     559,902,919    727,060,050
              Growth-Income Series                                      28,348,993             20.73     587,583,397    704,577,093
              High-Yield Bond Series                                     6,075,579              8.63      52,459,226     60,328,076
              International Series                                      13,699,462              8.31     113,895,501    149,751,130
              U.S. Government/AAA-Rated Securities Series                5,262,340             10.56      55,586,852     57,642,885

AMERICAN FUNDS INSURANCE SERIES (Class 2):
              Asset Allocation Fund                                      4,352,637   $         14.51   $  63,156,767  $  56,689,666
              Global Growth Fund                                         4,021,841             15.25      61,333,079     52,960,228
              Growth Fund                                                3,804,242             45.50     173,093,030    152,439,509
              Growth-Income Fund                                         6,155,118             33.48     206,073,341    178,142,627

LORD ABBETT SERIES FUND, INC. (Class VC):
              Growth and Income Portfolio                                3,053,386   $         24.52   $  74,869,034  $  63,229,173
              Mid Cap Value Portfolio                                    2,307,856             17.04      39,325,869     34,056,667

*Retained in Variable Separate Account by AIG SunAmerica Life Assurance Company

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003

                                                                     Government
                                           Asset        Capital          and                          Natural         Asset
                                        Allocation    Appreciation   Quality Bond      Growth        Resources      Allocation
                                         Portfolio     Portfolio      Portfolio       Portfolio      Portfolio      Portfolio
                                         (Class 1)     (Class 1)      (Class 1)       (Class 1)      (Class 1)      (Class 2)
                                       ----------------------------------------------------------------------------------------
Investment income:
     Dividends                         $  13,575,591  $           0  $  21,686,383  $   1,847,588  $     501,364  $     371,193
                                       ----------------------------------------------------------------------------------------
         Total investment income          13,575,591              0     21,686,383      1,847,588        501,364        371,193
                                       ----------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge    (5,226,868)   (11,280,288)    (7,917,501)    (4,626,172)      (959,452)      (137,963)
     Distribution expense charge            (571,795)    (1,231,552)      (863,148)      (505,266)      (104,635)       (13,873)
                                       ----------------------------------------------------------------------------------------
         Total expenses                   (5,798,663)   (12,511,840)    (8,780,649)    (5,131,438)    (1,064,087)      (151,836)
                                       ----------------------------------------------------------------------------------------

Net investment income (loss)               7,776,928    (12,511,840)    12,905,734     (3,283,850)      (562,723)       219,357
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            60,778,913    142,039,507    220,086,659     53,000,855     20,467,120      1,801,471
     Cost of shares sold                 (68,333,308)  (216,612,156)  (210,135,973)   (76,475,940)   (19,728,511)    (1,644,965)
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                 (7,554,395)   (74,572,649)     9,950,686    (23,475,085)       738,609        156,506
Realized gain distributions                        0              0      3,974,889              0        537,010              0
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses)               (7,554,395)   (74,572,649)    13,925,575    (23,475,085)     1,275,619        156,506
                                       ----------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                 (73,933,055)  (526,904,526)    32,199,023   (180,095,751)    (1,093,895)      (389,181)
     End of period                          (602,016)  (222,845,346)    10,671,906    (69,397,413)    25,647,029      1,137,179
                                       ----------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments           73,331,039    304,059,180    (21,527,117)   110,698,338     26,740,924      1,526,360
                                       ----------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations               $  73,553,572  $ 216,974,691  $   5,304,192  $  83,939,403  $  27,453,820  $   1,902,223
                                       ========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                           Government
                                              Capital          and                         Natural       Asset         Capital
                                            Appreciation   Quality Bond       Growth      Resources    Allocation   Appreciation
                                             Portfolio      Portfolio       Portfolio     Portfolio    Portfolio      Portfolio
                                             (Class 2)      (Class 2)       (Class 2)     (Class 2)    (Class 3)      (Class 3)
                                            ------------------------------------------------------------------------------------
Investment income:
     Dividends                              $          0   $  5,182,000   $    186,949   $    53,913   $   57,927   $          0
                                            ------------------------------------------------------------------------------------
         Total investment income                       0      5,182,000        186,949        53,913       57,927              0
                                            ------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge        (1,084,524)    (1,752,136)      (594,137)     (121,334)     (18,573)      (349,438)
     Distribution expense charge                (113,867)      (183,664)       (62,599)      (12,641)      (1,796)       (36,624)
                                            ------------------------------------------------------------------------------------
         Total expenses                       (1,198,391)    (1,935,800)      (656,736)     (133,975)     (20,369)      (386,062)
                                            ------------------------------------------------------------------------------------

Net investment income (loss)                  (1,198,391)     3,246,200       (469,787)      (80,062)      37,558       (386,062)
                                            ------------------------------------------------------------------------------------

Net realized gains (losses) from
   securities transactions:
     Proceeds from shares sold                 7,183,582     40,583,818      3,101,568     2,760,687      487,411      1,857,010
     Cost of shares sold                      (7,240,027)   (40,477,227)    (3,209,918)   (2,540,055)    (467,259)    (1,688,626)
                                            ------------------------------------------------------------------------------------

Net realized gains (losses) from
   securities transactions                       (56,445)       106,591       (108,350)      220,632       20,152        168,384
Realized gain distributions                            0        984,705              0        70,504            0              0
                                            ------------------------------------------------------------------------------------

Net realized gains (losses)                      (56,445)     1,091,296       (108,350)      291,136       20,152        168,384
                                            ------------------------------------------------------------------------------------

Net unrealized appreciation (depreciation)
   of investments:
     Beginning of period                      (8,090,380)     2,187,299     (4,102,903)     (105,996)        (232)       (74,900)
     End of period                            13,828,335     (1,448,662)     7,611,939     3,307,487      218,738      7,288,648
                                            ------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments               21,918,715     (3,635,961)    11,714,842     3,413,483      218,970      7,363,548
                                            ------------------------------------------------------------------------------------

Increase (decrease) in net assets
   from operations                          $ 20,663,879   $    701,535   $ 11,136,705   $ 3,624,557   $  276,680   $  7,145,870
                                            ====================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                         Government
                                            and                         Natural       Aggressive      Alliance      Blue Chip
                                        Quality Bond      Growth       Resources        Growth         Growth        Growth
                                         Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                         (Class 3)      (Class 3)      (Class 3)      (Class 1)      (Class 1)      (Class 1)
                                       ----------------------------------------------------------------------------------------
Investment income:
     Dividends                         $   3,127,864  $      74,346  $      16,679  $           0  $   2,182,311  $      39,448
                                       ----------------------------------------------------------------------------------------
         Total investment income           3,127,864         74,346         16,679              0      2,182,311         39,448
                                       ----------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge      (820,249)      (216,991)       (31,446)    (1,852,709)   (11,969,698)      (295,259)
     Distribution expense charge             (85,384)       (22,659)        (3,245)      (202,347)    (1,307,946)       (32,027)
                                       ----------------------------------------------------------------------------------------
         Total expenses                     (905,633)      (239,650)       (34,691)    (2,055,056)   (13,277,644)      (327,286)
                                       ----------------------------------------------------------------------------------------

Net investment income (loss)               2,222,231       (165,304)       (18,012)    (2,055,056)   (11,095,333)      (287,838)
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold             7,522,551      1,054,595        659,156     31,051,456    214,410,318      5,291,069
     Cost of shares sold                  (7,621,462)      (962,734)      (621,504)   (56,711,912)  (369,589,242)    (6,918,536)
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (98,911)        91,861         37,652    (25,660,456)  (155,178,924)    (1,627,467)
Realized gain distributions                  598,130              0         22,610              0              0              0
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses)                  499,219         91,861         60,262    (25,660,456)  (155,178,924)    (1,627,467)
                                       ----------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                      99,282         (4,153)         5,300   (140,041,163)  (797,188,671)    (8,835,384)
     End of period                        (2,281,736)     4,675,956      1,182,407    (81,432,005)  (446,127,975)    (2,286,647)
                                       ----------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments           (2,381,018)     4,680,109      1,177,107     58,609,158    351,060,696      6,548,737
                                       ----------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                      $     340,432  $   4,606,666  $   1,219,357  $  30,893,646  $ 184,786,439  $   4,633,432
                                       ========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                         Davis                                      Federated
                                            Cash        Corporate       Venture       "Dogs" of      Emerging        American
                                         Management        Bond          Value       Wall Street      Markets        Leaders
                                         Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                         (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                       ----------------------------------------------------------------------------------------
Investment income:
     Dividends                         $   4,523,777  $  12,950,181  $  12,822,915  $   2,102,191  $           0  $   2,425,282
                                       ----------------------------------------------------------------------------------------
         Total investment income           4,523,777     12,950,181     12,822,915      2,102,191              0      2,425,282
                                       ----------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge    (3,416,271)    (3,053,995)   (20,498,295)    (1,111,575)      (847,546)    (2,138,496)
     Distribution expense charge            (372,944)      (333,023)    (2,238,274)      (121,150)       (92,515)      (233,571)
                                       ----------------------------------------------------------------------------------------
         Total expenses                   (3,789,215)    (3,387,018)   (22,736,569)    (1,232,725)      (940,061)    (2,372,067)
                                       ----------------------------------------------------------------------------------------

Net investment income (loss)                 734,562      9,563,163     (9,913,654)       869,466       (940,061)        53,215
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold           333,808,337     47,770,390    212,604,021     25,866,449     23,972,770     38,092,944
     Cost of shares sold                (338,510,552)   (45,972,231)  (243,030,012)   (28,188,972)   (25,373,966)   (46,033,051)
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                 (4,702,215)     1,798,159    (30,425,991)    (2,322,523)    (1,401,196)    (7,940,107)
Realized gain distributions                        0              0              0              0              0              0
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses)               (4,702,215)     1,798,159    (30,425,991)    (2,322,523)    (1,401,196)    (7,940,107)
                                       ----------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  (5,858,352)    (2,192,997)  (354,237,851)    (7,760,137)   (11,412,078)   (41,721,636)
     End of period                        (3,950,135)     7,966,688     97,837,294      6,435,899     16,800,141      1,659,023
                                       ----------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments            1,908,217     10,159,685    452,075,145     14,196,036     28,212,219     43,380,659
                                       ----------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                      $  (2,059,436) $  21,521,007  $ 411,735,500  $  12,742,979  $  25,870,962  $  35,493,767
                                       ========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                        Goldman
                                           Global         Global         Sachs         Growth-         Growth      High-Yield
                                            Bond         Equities       Research        Income     Opportunities      Bond
                                         Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                         (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                       ----------------------------------------------------------------------------------------
Investment income:
     Dividends                         $           0  $     522,900  $           0  $   7,186,633  $           0  $  16,712,387
                                       ----------------------------------------------------------------------------------------
         Total investment income                   0        522,900              0      7,186,633              0     16,712,387
                                       ----------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge    (1,437,957)    (2,708,625)      (285,560)   (10,231,077)      (283,420)    (3,140,042)
     Distribution expense charge            (156,796)      (296,141)       (30,978)    (1,117,963)       (30,838)      (342,942)
                                       ----------------------------------------------------------------------------------------
         Total expenses                   (1,594,753)    (3,004,766)      (316,538)   (11,349,040)      (314,258)    (3,482,984)
                                       ----------------------------------------------------------------------------------------

Net investment income (loss)              (1,594,753)    (2,481,866)      (316,538)    (4,162,407)      (314,258)    13,229,403
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            24,901,643     43,998,463     10,197,511    158,114,223     10,156,772     96,515,032
     Cost of shares sold                 (24,394,704)   (64,545,201)   (13,572,347)  (199,789,409)   (13,037,945)  (108,849,641)
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    506,939    (20,546,738)    (3,374,836)   (41,675,186)    (2,881,173)   (12,334,609)
Realized gain distributions                        0              0              0              0              0              0
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses)                  506,939    (20,546,738)    (3,374,836)   (41,675,186)    (2,881,173)   (12,334,609)
                                       ----------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                    (592,565)  (115,831,982)   (10,003,636)  (269,155,715)   (10,731,629)   (63,882,869)
     End of period                         2,651,472    (49,549,654)    (2,231,118)   (65,950,098)    (2,276,383)    (6,022,915)
                                       ----------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments            3,244,037     66,282,328      7,772,518    203,205,617      8,455,246     57,859,954
                                       ----------------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                      $   2,156,223  $  43,253,724  $   4,081,144  $ 157,368,024  $   5,259,815  $  58,754,748
                                       ========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                         MFS
                                       International  International                 Massachusetts       MFS
                                        Diversified       Growth        Marsico       Investors       Mid-Cap          MFS
                                          Equities       & Income        Growth         Trust          Growth     Total Return
                                         Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                         (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                       ----------------------------------------------------------------------------------------
Investment income:
     Dividends                         $   6,183,341  $   2,422,314  $           0  $   1,651,166  $           0  $  21,652,798
                                       ----------------------------------------------------------------------------------------
         Total investment income           6,183,341      2,422,314              0      1,651,166              0     21,652,798
                                       ----------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge    (1,819,095)    (2,277,139)      (781,272)    (2,709,257)    (1,772,557)    (6,913,361)
     Distribution expense charge            (198,819)      (248,454)       (84,672)      (295,596)      (192,559)      (752,088)
                                       ----------------------------------------------------------------------------------------
         Total expenses                   (2,017,914)    (2,525,593)      (865,944)    (3,004,853)    (1,965,116)    (7,665,449)
                                       ----------------------------------------------------------------------------------------

Net investment income (loss)               4,165,427       (103,279)      (865,944)    (1,353,687)    (1,965,116)    13,987,349
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            56,065,421     63,355,879      9,846,157     35,487,721     29,728,613     44,192,248
     Cost of shares sold                 (73,980,951)   (76,579,272)   (10,312,846)   (49,871,603)   (61,507,029)   (44,446,529)
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                (17,915,530)   (13,223,393)      (466,689)   (14,383,882)   (31,778,416)      (254,281)
Realized gain distributions                        0              0              0              0              0              0
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses)              (17,915,530)   (13,223,393)      (466,689)   (14,383,882)   (31,778,416)      (254,281)
                                       ----------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                 (70,752,273)   (59,040,860)    (5,874,592)   (98,836,251)  (159,943,349)   (27,841,298)
     End of period                       (20,900,709)     5,960,244      9,400,225    (46,084,668)   (88,818,149)    30,174,118
                                       ----------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments           49,851,564     65,001,104     15,274,817     52,751,583     71,125,200     58,015,416
                                       ----------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations               $  36,101,461  $  51,674,432  $  13,942,184  $  37,014,014  $  37,381,668  $  71,748,484
                                       ========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                          Putnam
                                          Growth:          Real       SunAmerica                      Telecom       Worldwide
                                          Voyager         Estate       Balanced       Technology      Utility      High Income
                                         Portfolio      Portfolio     Portfolio       Portfolio      Portfolio      Portfolio
                                         (Class 1)      (Class 1)     (Class 1)       (Class 1)      (Class 1)      (Class 1)
                                       ----------------------------------------------------------------------------------------
Investment income:
     Dividends                         $     613,438  $   2,892,502  $   4,579,015  $           0  $   2,328,027  $   6,110,574
                                       ----------------------------------------------------------------------------------------
         Total investment income             613,438      2,892,502      4,579,015              0      2,328,027      6,110,574
                                       ----------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge    (3,253,610)    (1,412,191)    (2,814,656)      (387,018)      (542,627)    (1,037,184)
     Distribution expense charge            (355,623)      (154,304)      (307,495)       (42,072)       (59,267)      (113,430)
                                       ----------------------------------------------------------------------------------------
         Total expenses                   (3,609,233)    (1,566,495)    (3,122,151)      (429,090)      (601,894)    (1,150,614)
                                       ----------------------------------------------------------------------------------------

Net investment income (loss)              (2,995,795)     1,326,007      1,456,864       (429,090)     1,726,133      4,959,960
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            56,289,940     23,740,974     40,951,325     26,951,879     20,693,515     24,022,645
     Cost of shares sold                 (90,177,999)   (20,855,465)   (53,768,718)   (39,670,528)   (30,751,855)   (29,694,958)
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                (33,888,059)     2,885,509    (12,817,393)   (12,718,649)   (10,058,340)    (5,672,313)
Realized gain distributions                        0              0              0              0              0              0
                                       ----------------------------------------------------------------------------------------

Net realized gains (losses)              (33,888,059)     2,885,509    (12,817,393)   (12,718,649)   (10,058,340)    (5,672,313)
                                       ----------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                (183,857,229)     3,189,117    (85,839,447)   (25,117,336)   (26,888,576)   (30,406,392)
     End of period                       (99,787,892)    30,834,713    (49,094,861)    (1,423,690)   (12,962,433)   (13,621,673)
                                       ----------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments           84,069,337     27,645,596     36,744,586     23,693,646     13,926,143     16,784,719
                                       ----------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations               $  47,185,483  $  31,857,112  $  25,384,057  $  10,545,907  $   5,593,936  $  16,072,366
                                       ========================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                                                 Davis
                                         Aggressive     Alliance     Blue Chip        Cash       Corporate      Venture
                                           Growth        Growth        Growth      Management       Bond         Value
                                         Portfolio     Portfolio     Portfolio     Portfolio     Portfolio     Portfolio
                                         (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)     (Class 2)
                                        ----------------------------------------------------------------------------------
Investment income:
     Dividends                          $          0  $     57,158  $      2,959  $    959,464  $  2,576,826  $    902,775
                                        ----------------------------------------------------------------------------------
         Total investment income                   0        57,158         2,959       959,464     2,576,826       902,775
                                        ----------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge      (125,527)     (681,823)     (128,793)     (696,275)     (600,077)   (1,584,815)
     Distribution expense charge             (13,289)      (71,722)      (13,573)      (73,107)      (62,972)     (166,665)
                                        ----------------------------------------------------------------------------------
         Total expenses                     (138,816)     (753,545)     (142,366)     (769,382)     (663,049)   (1,751,480)
                                        ----------------------------------------------------------------------------------

Net investment income (loss)                (138,816)     (696,387)     (139,407)      190,082     1,913,777      (848,705)
                                        ----------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold             2,092,009     8,231,212     1,725,692    58,358,235    10,183,018    10,009,827
     Cost of shares sold                  (2,107,885)   (9,005,796)   (1,823,304)  (58,746,931)   (9,725,104)   (9,878,623)
                                        ----------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    (15,876)     (774,584)      (97,612)     (388,696)      457,914       131,204
Realized gain distributions                        0             0             0             0             0             0
                                        ----------------------------------------------------------------------------------

Net realized gains (losses)                  (15,876)     (774,584)      (97,612)     (388,696)      457,914       131,204
                                        ----------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  (1,233,096)   (9,130,845)   (1,263,807)     (466,430)      176,253    (9,594,441)
     End of period                           961,843     2,564,616       994,378      (779,643)    1,702,233    23,822,157
                                        ----------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments            2,194,939    11,695,461     2,258,185      (313,213)    1,525,980    33,416,598
                                        ----------------------------------------------------------------------------------

Increase (decrease) in net assets
  from operations                       $  2,040,247  $ 10,224,490  $  2,021,166  $   (511,827) $  3,897,671  $ 32,699,097
                                        ==================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                  Federated
                                        "Dogs" of    Emerging     American     Foreign       Global       Global
                                       Wall Street    Markets      Leaders       Value        Bond        Equities
                                        Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                        (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                       ----------------------------------------------------------------------------
Investment income:
     Dividends                         $   356,955  $         0  $   228,822  $    30,579  $         0  $    13,523
                                       ----------------------------------------------------------------------------
         Total investment income           356,955            0      228,822       30,579            0       13,523
                                       ----------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge    (182,486)     (65,465)    (227,993)    (167,866)    (155,190)    (145,494)
     Distribution expense charge           (19,003)      (6,828)     (23,696)     (17,962)     (16,314)     (15,290)
                                       ----------------------------------------------------------------------------
         Total expenses                   (201,489)     (72,293)    (251,689)    (185,828)    (171,504)    (160,784)
                                       ----------------------------------------------------------------------------

Net investment income (loss)               155,466      (72,293)     (22,867)    (155,249)    (171,504)    (147,261)
                                       ----------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold           3,508,882    1,633,026    4,751,409      667,794    3,152,817    1,896,085
     Cost of shares sold                (3,619,581)  (1,456,972)  (4,927,721)    (613,321)  (3,041,965)  (1,980,951)
                                       ----------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                 (110,699)     176,054     (176,312)      54,473      110,852      (84,866)
Realized gain distributions                      0            0            0      201,466            0            0
                                       ----------------------------------------------------------------------------

Net realized gains (losses)               (110,699)     176,054     (176,312)     255,939      110,852      (84,866)
                                       ----------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                  (549,108)    (136,377)  (1,861,231)     (32,987)     147,447   (1,313,272)
     End of period                       2,058,183    1,798,852    2,088,575    4,705,098      383,626    1,249,089
                                       ----------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments          2,607,291    1,935,229    3,949,806    4,738,085      236,179    2,562,361
                                       ----------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations               $ 2,652,058  $ 2,038,990  $ 3,750,627  $ 4,838,775  $   175,527  $ 2,330,234
                                       ============================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                         Goldman                                                International  International
                                          Sachs        Growth-         Growth      High-Yield    Diversified      Growth
                                         Research       Income     Opportunities      Bond         Equities      & Income
                                        Portfolio     Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                        (Class 2)     (Class 2)      (Class 2)     (Class 2)      (Class 2)      (Class 2)
                                       --------------------------------------------------------------------------------------
Investment income:
     Dividends                         $          0  $    318,429  $           0  $  2,248,214  $     774,922  $      250,756
                                       --------------------------------------------------------------------------------------
         Total investment income                  0       318,429              0     2,248,214        774,922         250,756
                                       --------------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge      (62,972)     (516,784)       (63,682)     (382,657)      (188,945)       (245,811)
     Distribution expense charge             (6,614)      (53,987)        (6,710)      (39,969)       (19,963)        (25,816)
                                       --------------------------------------------------------------------------------------
         Total expenses                     (69,586)     (570,771)       (70,392)     (422,626)      (208,908)       (271,627)
                                       --------------------------------------------------------------------------------------

Net investment income (loss)                (69,586)     (252,342)       (70,392)    1,825,588        566,014         (20,871)
                                       --------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold              798,927     7,532,367      1,543,841    14,108,334      7,914,518       9,268,261
     Cost of shares sold                   (788,813)   (7,903,369)    (1,490,454)  (13,669,698)    (7,920,043)     (8,974,481)
                                       --------------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                    10,114      (371,002)        53,387       438,636         (5,525)        293,780
Realized gain distributions                       0             0              0             0              0               0
                                       --------------------------------------------------------------------------------------

Net realized gains (losses)                  10,114      (371,002)        53,387       438,636         (5,525)        293,780
                                       --------------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                   (314,961)   (5,269,184)      (522,814)   (1,463,791)      (472,115)       (902,019)
     End of period                          720,152     3,075,805        682,698     3,077,171      3,529,676       4,759,015
                                       --------------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments           1,035,113     8,344,989      1,205,512     4,540,962      4,001,791       5,661,034
                                       --------------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations               $    975,641  $  7,721,645  $   1,188,507  $  6,805,186  $   4,562,280  $    5,933,943
                                       ======================================================================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                          MFS
                                                     Massachusetts      MFS                       Putnam
                                         Marsico       Investors       Mid-Cap     MFS Total      Growth:         Real
                                          Growth         Trust         Growth        Return       Voyager        Estate
                                        Portfolio      Portfolio     Portfolio     Portfolio     Portfolio      Portfolio
                                        (Class 2)      (Class 2)     (Class 2)     (Class 2)     (Class 2)      (Class 2)
                                       -----------------------------------------------------------------------------------
Investment income:
     Dividends                         $          0  $     147,733  $          0  $  5,037,522  $     12,443  $    473,316
                                       -----------------------------------------------------------------------------------
         Total investment income                  0        147,733             0     5,037,522        12,443       473,316
                                       -----------------------------------------------------------------------------------

Expenses:
     Mortality and expense risk charge     (399,727)      (273,056)     (468,524)   (1,628,320)     (143,249)     (231,445)
     Distribution expense charge            (42,168)       (28,642)      (49,111)     (170,950)      (15,141)      (24,053)
                                       -----------------------------------------------------------------------------------
         Total expenses                    (441,895)      (301,698)     (517,635)   (1,799,270)     (158,390)     (255,498)
                                       -----------------------------------------------------------------------------------

Net investment income (loss)               (441,895)      (153,965)     (517,635)    3,238,252      (145,947)      217,818
                                       -----------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions:
     Proceeds from shares sold            3,899,979      2,889,135     5,913,294    11,395,619     2,836,447     5,118,295
     Cost of shares sold                 (3,738,033)    (3,015,951)   (6,541,604)  (11,283,683)   (2,946,315)   (4,577,411)
                                       -----------------------------------------------------------------------------------

Net realized gains (losses) from
  securities transactions                   161,946       (126,816)     (628,310)      111,936      (109,868)      540,884
Realized gain distributions                       0              0             0             0             0             0
                                       -----------------------------------------------------------------------------------

Net realized gains (losses)                 161,946       (126,816)     (628,310)      111,936      (109,868)      540,884
                                       -----------------------------------------------------------------------------------

Net unrealized appreciation
  (depreciation) of investments:
     Beginning of period                 (1,676,844)    (2,108,558)   (8,109,872)   (4,615,673)   (1,655,199)      (10,871)
     End of period                        5,716,903      1,964,995     2,790,394     8,806,590       652,081     4,271,728
                                       -----------------------------------------------------------------------------------

Change in net unrealized appreciation
  (depreciation) of investments           7,393,747      4,073,553    10,900,266    13,422,263     2,307,280     4,282,599
                                       -----------------------------------------------------------------------------------

Increase (decrease) in net
  assets from operations               $  7,113,798  $   3,792,772  $  9,754,321  $ 16,772,451  $  2,051,465  $  5,041,301
                                       ===================================================================================

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                              Small & Mid     SunAmerica
                                                               Cap Value       Balanced       Technology
                                                               Portfolio       Portfolio       Portfolio
                                                               (Class 2)       (Class 2)       (Class 2)
                                                              ------------------------------------------
Investment income:
       Dividends                                              $     7,150     $   414,879     $         0
                                                              -------------------------------------------
           Total investment income                                  7,150         414,879               0
                                                              -------------------------------------------

Expenses:
       Mortality and expense risk charge                         (141,174)       (257,117)        (94,675)
       Distribution expense charge                                (15,022)        (26,923)         (9,893)
                                                              -------------------------------------------
           Total expenses                                        (156,196)       (284,040)       (104,568)
                                                              -------------------------------------------

Net investment income (loss)                                     (149,046)        130,839        (104,568)
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  601,129       3,672,354       2,472,569
       Cost of shares sold                                       (518,805)     (3,864,096)     (2,527,720)
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions           82,324        (191,742)        (55,151)
Realized gain distributions                                       102,359               0               0
                                                              -------------------------------------------

Net realized gains (losses)                                       184,683        (191,742)        (55,151)
                                                              -------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                        100,371      (1,712,673)     (1,409,032)
       End of period                                            3,923,710         666,908       1,136,157
                                                              -------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               3,823,339       2,379,581       2,545,189
                                                              -------------------------------------------

Increase (decrease) in net assets from operations             $ 3,858,976     $ 2,318,678     $ 2,385,470
                                                              ===========================================

                                                                Telecom        Worldwide      Aggressive
                                                                Utility       High Income       Growth
                                                               Portfolio       Portfolio       Portfolio
                                                               (Class 2)       (Class 2)       (Class 3)
                                                              -------------------------------------------
Investment income:
       Dividends                                              $   124,040     $   420,627     $         0
                                                              -------------------------------------------
           Total investment income                                124,040         420,627               0
                                                              -------------------------------------------

Expenses:
       Mortality and expense risk charge                          (30,431)        (71,041)        (14,814)
       Distribution expense charge                                 (3,180)         (7,576)         (1,550)
                                                              -------------------------------------------
           Total expenses                                         (33,611)        (78,617)        (16,364)
                                                              -------------------------------------------

Net investment income (loss)                                       90,429         342,010         (16,364)
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                1,110,657       3,805,967         229,206
       Cost of shares sold                                     (1,213,821)     (3,509,810)       (216,678)
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions         (103,164)        296,157          12,528
Realized gain distributions                                             0               0               0
                                                              -------------------------------------------

Net realized gains (losses)                                      (103,164)        296,157          12,528
                                                              -------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       (378,267)       (120,912)         (2,452)
       End of period                                              (62,554)        321,758         223,381
                                                              -------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 315,713         442,670         225,833
                                                              -------------------------------------------

Increase (decrease) in net assets from operations             $   302,978     $ 1,080,837     $   221,997
                                                              ===========================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                Alliance          Blue Chip           Cash
                                                                 Growth            Growth           Management
                                                                Portfolio         Portfolio         Portfolio
                                                                (Class 3)          (Class 3)        (Class 3)
                                                              --------------------------------------------------
Investment income:
       Dividends                                              $      12,366     $           0     $   1,048,185
                                                              -------------------------------------------------
           Total investment income                                   12,366                 0         1,048,185
                                                              -------------------------------------------------

Expenses:
       Mortality and expense risk charge                           (145,083)          (20,827)         (521,184)
       Distribution expense charge                                  (15,112)           (2,195)          (53,628)
                                                              -------------------------------------------------
           Total expenses                                          (160,195)          (23,022)         (574,812)
                                                              -------------------------------------------------

Net investment income (loss)                                       (147,829)          (23,022)          473,373
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                    834,224           578,538       142,426,431
       Cost of shares sold                                         (790,165)         (549,153)     (142,665,197)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions             44,059            29,385          (238,766)
Realized gain distributions                                               0                 0                 0
                                                              -------------------------------------------------

Net realized gains (losses)                                          44,059            29,385          (238,766)
                                                              -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                          (65,412)           (7,288)            3,761
       End of period                                              2,215,859           335,370          (675,781)
                                                              -------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 2,281,271           342,658          (679,542)
                                                              -------------------------------------------------

Increase (decrease) in net assets from operations             $   2,177,501     $     349,021     $    (444,935)
                                                              =================================================

                                                                                   Davis
                                                                Corporate         Venture           "Dogs" of
                                                                  Bond             Value           Wall Street
                                                                Portfolio         Portfolio         Portfolio
                                                                (Class 3)         (Class 3)         (Class 3)
                                                              -------------------------------------------------
Investment income:
       Dividends                                              $   1,104,208     $     340,028     $     105,500
                                                              -------------------------------------------------
           Total investment income                                1,104,208           340,028           105,500
                                                              -------------------------------------------------

Expenses:
       Mortality and expense risk charge                           (174,894)         (447,461)          (36,270)
       Distribution expense charge                                  (18,252)          (46,588)           (3,771)
                                                              -------------------------------------------------
           Total expenses                                          (193,146)         (494,049)          (40,041)
                                                              -------------------------------------------------

Net investment income (loss)                                        911,062          (154,021)           65,459
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  2,900,266         1,633,162           571,740
       Cost of shares sold                                       (2,870,551)       (1,466,797)         (551,001)
                                                              -------------------------------------------------

Net realized gains (losses) from securities transactions             29,715           166,365            20,739
Realized gain distributions                                               0                 0                 0
                                                              -------------------------------------------------

Net realized gains (losses)                                          29,715           166,365            20,739
                                                              -------------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                           42,857            29,783              (958)
       End of period                                                193,502        11,066,050           646,346
                                                              -------------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   150,645        11,036,267           647,304
                                                              -------------------------------------------------

Increase (decrease) in net assets from operations             $   1,091,422     $  11,048,611     $     733,502
                                                              =================================================

                See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                                Federated
                                                               Emerging          American         Foreign
                                                                Markets          Leaders           Value
                                                               Portfolio        Portfolio        Portfolio
                                                               (Class 3)        (Class 3)        (Class 3)
                                                              -----------------------------------------------
Investment income:
       Dividends                                              $          0     $     61,618     $     13,406
                                                              ----------------------------------------------
           Total investment income                                       0           61,618           13,406
                                                              ----------------------------------------------

Expenses:
       Mortality and expense risk charge                           (18,033)         (42,483)        (273,766)
       Distribution expense charge                                  (1,871)          (4,443)         (28,479)
                                                              ----------------------------------------------
           Total expenses                                          (19,904)         (46,926)        (302,245)
                                                              ----------------------------------------------

Net investment income (loss)                                       (19,904)          14,692         (288,839)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                16,581,711          683,887        6,420,818
       Cost of shares sold                                     (16,302,872)        (651,065)      (6,064,322)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions           278,839           32,822          356,496
Realized gain distributions                                              0                0          363,512
                                                              ----------------------------------------------

Net realized gains (losses)                                        278,839           32,822          720,008
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                          (1,150)         (19,258)          (6,558)
       End of period                                               446,531          871,501        7,535,297
                                                              ----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                  447,681          890,759        7,541,855
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $    706,616     $    938,273     $  7,973,024
                                                              ==============================================

                                                                                                  Goldman
                                                                Global            Global           Sachs
                                                                 Bond            Equities         Research
                                                               Portfolio        Portfolio        Portfolio
                                                               (Class 3)        (Class 3)        (Class 3)
                                                              ----------------------------------------------
Investment income:
       Dividends                                              $          0     $      1,649    $           0
                                                              ----------------------------------------------
           Total investment income                                       0            1,649                0
                                                              ----------------------------------------------

Expenses:
       Mortality and expense risk charge                           (53,077)         (16,193)          (1,131)
       Distribution expense charge                                  (5,571)          (1,669)            (111)
                                                              ----------------------------------------------
           Total expenses                                          (58,648)         (17,862)          (1,242)
                                                              ----------------------------------------------

Net investment income (loss)                                       (58,648)         (16,213)          (1,242)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 2,004,226        1,958,455           84,281
       Cost of shares sold                                      (1,988,808)      (1,894,427)         (81,814)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions            15,418           64,028            2,467
Realized gain distributions                                              0                0                0
                                                              ----------------------------------------------

Net realized gains (losses)                                         15,418           64,028            2,467
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                           3,781           (4,530)            (692)
       End of period                                                56,018          256,689           16,945
                                                              ----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   52,237          261,219           17,637
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $      9,007     $    309,034     $     18,862
                                                              ==============================================

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)


                                                                Growth-           Growth         High-Yield
                                                                 Income        Opportunities        Bond
                                                               Portfolio        Portfolio        Portfolio
                                                               (Class 3)        (Class 3)        (Class 3)
                                                              -----------------------------------------------
Investment income:
       Dividends                                              $     57,637     $          0     $  1,346,487
                                                              ----------------------------------------------
           Total investment income                                  57,637                0        1,346,487
                                                              ----------------------------------------------

Expenses:
       Mortality and expense risk charge                           (74,356)         (10,988)        (223,108)
       Distribution expense charge                                  (7,765)          (1,153)         (22,969)
                                                              ----------------------------------------------
           Total expenses                                          (82,121)         (12,141)        (246,077)
                                                              ----------------------------------------------

Net investment income (loss)                                       (24,484)         (12,141)       1,100,410
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 1,367,899          379,167       43,664,934
       Cost of shares sold                                      (1,270,968)        (352,441)     (42,115,136)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions            96,931           26,726        1,549,798
Realized gain distributions                                              0                0                0
                                                              ----------------------------------------------

Net realized gains (losses)                                         96,931           26,726        1,549,798
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                         (53,830)          (9,002)          14,102
       End of period                                             1,060,251          171,410        1,424,988
                                                              ----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                1,114,081          180,412        1,410,886
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $  1,186,528     $    194,997     $  4,061,094
                                                              ==============================================

                                                              International    International
                                                               Diversified        Growth          Marsico
                                                                 Equities        & Income          Growth
                                                                Portfolio        Portfolio       Portfolio
                                                                (Class 3)        (Class 3)       (Class 3)
                                                              ----------------------------------------------
Investment income:
       Dividends                                              $    971,248     $    115,984     $          0
                                                              ----------------------------------------------
           Total investment income                                 971,248          115,984                0
                                                              ----------------------------------------------

Expenses:
       Mortality and expense risk charge                          (186,726)         (93,677)         (72,142)
       Distribution expense charge                                 (19,253)          (9,726)          (7,569)
                                                              ----------------------------------------------
           Total expenses                                         (205,979)        (103,403)         (79,711)
                                                              ----------------------------------------------

Net investment income (loss)                                       765,269           12,581          (79,711)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                27,362,473       40,389,403          566,774
       Cost of shares sold                                     (26,814,085)     (39,437,165)        (533,131)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions           548,388          952,238           33,643
Realized gain distributions                                              0                0                0
                                                              ----------------------------------------------

Net realized gains (losses)                                        548,388          952,238           33,643
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                          20,611           (8,950)         (31,377)
       End of period                                             4,237,980        1,975,258        1,327,358
                                                              ----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                4,217,369        1,984,208        1,358,735
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $  5,531,026     $  2,949,027     $  1,312,667
                                                              ==============================================

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                  MFS
                                                             Massachusetts        MFS
                                                               Investors        Mid-Cap        MFS Total
                                                                 Trust          Growth          Return
                                                               Portfolio       Portfolio       Portfolio
                                                               (Class 3)       (Class 3)       (Class 3)
                                                             ---------------------------------------------
Investment income:
       Dividends                                              $    70,224     $         0     $ 1,606,683
                                                              -------------------------------------------
           Total investment income                                 70,224               0       1,606,683
                                                              -------------------------------------------

Expenses:
       Mortality and expense risk charge                          (90,494)       (158,617)       (351,220)
       Distribution expense charge                                 (9,391)        (16,434)        (36,601)
                                                              -------------------------------------------
           Total expenses                                         (99,885)       (175,051)       (387,821)
                                                              -------------------------------------------

Net investment income (loss)                                      (29,661)       (175,051)      1,218,862
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  497,203       3,074,658       2,485,738
       Cost of shares sold                                       (466,065)     (2,834,132)     (2,389,420)
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions           31,138         240,526          96,318
Realized gain distributions                                             0               0               0
                                                              -------------------------------------------

Net realized gains (losses)                                        31,138         240,526          96,318
                                                              -------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                            278          (4,693)         (4,021)
       End of period                                            1,519,948       3,174,502       3,027,610
                                                              -------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               1,519,670       3,179,195       3,031,631
                                                              -------------------------------------------

Increase (decrease) in net assets from operations             $ 1,521,147     $ 3,244,670     $ 4,346,811
                                                              ===========================================


                                                               Putnam
                                                               Growth:          Real         Small & Mid
                                                               Voyager         Estate         Cap Value
                                                              Portfolio       Portfolio       Portfolio
                                                              (Class 3)       (Class 3)       (Class 3)
                                                             -------------------------------------------
Investment income:
       Dividends                                             $     1,487     $   148,020     $     2,155
                                                             -------------------------------------------
           Total investment income                                 1,487         148,020           2,155
                                                             -------------------------------------------

Expenses:
       Mortality and expense risk charge                         (17,043)        (53,266)       (178,972)
       Distribution expense charge                                (1,796)         (5,510)        (18,603)
                                                             -------------------------------------------
           Total expenses                                        (18,839)        (58,776)       (197,575)
                                                             -------------------------------------------

Net investment income (loss)                                     (17,352)         89,244        (195,420)
                                                             -------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 416,821       2,780,379       1,355,431
       Cost of shares sold                                      (396,816)     (2,694,934)     (1,217,697)
                                                             -------------------------------------------

Net realized gains (losses) from securities transactions          20,005          85,445         137,734
Realized gain distributions                                            0               0         164,772
                                                             -------------------------------------------

Net realized gains (losses)                                       20,005          85,445         302,506
                                                             -------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       (22,516)         11,846          49,142
       End of period                                             228,215       1,115,168       5,011,093
                                                             -------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                250,731       1,103,322       4,961,951
                                                             -------------------------------------------

Increase (decrease) in net assets from operations            $   253,384     $ 1,278,011     $ 5,069,037
                                                             ===========================================

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                               SunAmerica                         Telecom
                                                                Balanced        Technology        Utility
                                                               Portfolio        Portfolio        Portfolio
                                                               (Class 3)        (Class 3)        (Class 3)
                                                              -----------------------------------------------
Investment income:
       Dividends                                              $     77,915     $          0     $      3,095
                                                              ----------------------------------------------
           Total investment income                                  77,915                0            3,095
                                                              ----------------------------------------------

Expenses:
       Mortality and expense risk charge                           (31,871)         (29,759)            (411)
       Distribution expense charge                                  (3,240)          (3,124)             (41)
                                                              ----------------------------------------------
           Total expenses                                          (35,111)         (32,883)            (452)
                                                              ----------------------------------------------

Net investment income (loss)                                        42,804          (32,883)           2,643
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                   399,056        1,916,696           19,790
       Cost of shares sold                                        (385,066)      (1,747,229)         (18,925)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions            13,990          169,467              865
Realized gain distributions                                              0                0                0
                                                              ----------------------------------------------

Net realized gains (losses)                                         13,990          169,467              865
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                          (4,852)         (23,365)              18
       End of period                                               284,677          539,826            1,977
                                                              ----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                  289,529          563,191            1,959
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $    346,323     $    699,775     $      5,467
                                                              ==============================================

                                                               Worldwide                          Emerging
                                                              High Income        Comstock          Growth
                                                               Portfolio        Portfolio        Portfolio
                                                               (Class 3)        (Class II)       (Class II)
                                                              ----------------------------------------------
Investment income:
       Dividends                                              $     39,053     $    689,354     $          0
                                                              ----------------------------------------------
           Total investment income                                  39,053          689,354                0
                                                              ----------------------------------------------

Expenses:
       Mortality and expense risk charge                            (2,849)      (1,437,674)        (246,082)
       Distribution expense charge                                    (291)        (153,471)         (26,133)
                                                              ----------------------------------------------
           Total expenses                                           (3,140)      (1,591,145)        (272,215)
                                                              ----------------------------------------------

Net investment income (loss)                                        35,913         (901,791)        (272,215)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                   647,682       10,694,437        5,024,992
       Cost of shares sold                                        (653,980)     (10,760,007)      (5,188,139)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions            (6,298)         (65,570)        (163,147)
Realized gain distributions                                              0                0                0
                                                              ----------------------------------------------

Net realized gains (losses)                                         (6,298)         (65,570)        (163,147)
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                              14       (9,044,246)      (2,538,560)
       End of period                                                 2,758       20,406,003        1,737,447
                                                              ----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                    2,744       29,450,249        4,276,007
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $     32,359     $ 28,482,888     $  3,840,645
                                                              ==============================================

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                               Growth and                       Conservative
                                                                 Income          Balanced         Balanced
                                                               Portfolio        Portfolio        Portfolio
                                                               (Class II)       (Class 1)        (Class 1)
                                                              -----------------------------------------------
Investment income:
       Dividends                                              $    491,852     $  1,964,162     $    162,704
                                                              ----------------------------------------------
           Total investment income                                 491,852        1,964,162          162,704
                                                              ----------------------------------------------

Expenses:
       Mortality and expense risk charge                        (1,226,378)      (1,132,898)        (105,096)
       Distribution expense charge                                (131,264)        (122,513)         (11,553)
                                                              ----------------------------------------------
           Total expenses                                       (1,357,642)      (1,255,411)        (116,649)
                                                              ----------------------------------------------

Net investment income (loss)                                      (865,790)         708,751           46,055
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                11,940,008        8,930,070          488,207
       Cost of shares sold                                     (12,094,622)      (8,752,989)        (463,963)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions          (154,614)         177,081           24,244
Realized gain distributions                                              0                0                0
                                                              ----------------------------------------------

Net realized gains (losses)                                       (154,614)         177,081           24,244
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                      (4,197,574)      (2,553,246)         (23,013)
       End of period                                            20,535,196       13,081,833        1,063,629
                                                              ----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               24,732,770       15,635,079        1,086,642
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $ 23,712,366     $ 16,520,911     $  1,156,941
                                                              ==============================================

                                                              Conservative
                                                                 Growth        Equity Income    Flexible Income
                                                               Portfolio            Fund           Portfolio
                                                               (Class 1)        (Class 1)          (Class 1)
                                                              -------------------------------------------------
Investment income:
       Dividends                                              $    953,960     $    328,466     $    513,915
                                                              ----------------------------------------------
           Total investment income                                 953,960          328,466          513,915
                                                              ----------------------------------------------

Expenses:
       Mortality and expense risk charge                          (617,367)        (170,809)        (280,062)
       Distribution expense charge                                 (66,505)         (18,969)         (30,694)
                                                              ----------------------------------------------
           Total expenses                                         (683,872)        (189,778)        (310,756)
                                                              ----------------------------------------------

Net investment income (loss)                                       270,088          138,688          203,159
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                 5,254,005        1,705,596        3,092,912
       Cost of shares sold                                      (5,232,552)      (1,733,422)      (2,965,864)
                                                              ----------------------------------------------

Net realized gains (losses) from securities transactions            21,453          (27,826)         127,048
Realized gain distributions                                              0           59,627                0
                                                              ----------------------------------------------

Net realized gains (losses)                                         21,453           31,801          127,048
                                                              ----------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                      (2,765,150)        (632,167)         307,765
       End of period                                             8,243,543        2,587,059        2,301,249
                                                              ----------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                               11,008,693        3,219,226        1,993,484
                                                              ----------------------------------------------

Increase (decrease) in net assets from operations             $ 11,300,234     $  3,389,715     $  2,323,691
                                                              ==============================================

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)


                                                                Growth      Growth & Income     Income
                                                                 Fund             Fund           Fund
                                                               (Class 1)       (Class 1)       (Class 1)
                                                              --------------------------------------------
Investment income:
       Dividends                                              $         0     $    67,110     $   535,678
                                                              -------------------------------------------
           Total investment income                                      0          67,110         535,678
                                                              -------------------------------------------

Expenses:
       Mortality and expense risk charge                          (16,592)        (73,163)       (114,293)
       Distribution expense charge                                 (1,834)         (7,937)        (12,750)
                                                              -------------------------------------------
           Total expenses                                         (18,426)        (81,100)       (127,043)
                                                              -------------------------------------------

Net investment income (loss)                                      (18,426)        (13,990)        408,635
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                  152,010         633,612       2,921,152
       Cost of shares sold                                       (170,149)       (681,423)     (2,886,542)
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions          (18,139)        (47,811)         34,610
Realized gain distributions                                             0               0               0
                                                              -------------------------------------------

Net realized gains (losses)                                       (18,139)        (47,811)         34,610
                                                              -------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                       (200,204)       (456,501)        197,665
       End of period                                              140,258         898,821         349,171
                                                              -------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                 340,462       1,355,322         151,506
                                                              -------------------------------------------

Increase (decrease) in net assets from operations             $   303,897     $ 1,293,521     $   594,751
                                                              ===========================================

                                                              International      Mid Cap          Money
                                                                 Growth           Stock          Market
                                                                  Fund            Fund            Fund
                                                                (Class 1)       (Class 1)       (Class 1)
                                                              --------------------------------------------
Investment income:
       Dividends                                               $     1,570     $     7,230     $    30,484
                                                              --------------------------------------------
           Total investment income                                   1,570           7,230          30,484
                                                              --------------------------------------------

Expenses:
       Mortality and expense risk charge                            (1,663)        (31,216)        (61,171)
       Distribution expense charge                                    (178)         (3,423)         (7,044)
                                                              --------------------------------------------
           Total expenses                                           (1,841)        (34,639)        (68,215)
                                                              --------------------------------------------

Net investment income (loss)                                          (271)        (27,409)        (37,731)
                                                              --------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                    25,709         328,632       4,555,077
       Cost of shares sold                                         (26,247)       (304,280)     (4,555,077)
                                                              --------------------------------------------

Net realized gains (losses) from securities transactions              (538)         24,352               0
Realized gain distributions                                              0               0               0
                                                              --------------------------------------------

Net realized gains (losses)                                           (538)         24,352               0
                                                              --------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                          (8,589)        (89,301)              0
       End of period                                                30,799         502,023               0
                                                              --------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                   39,388         591,324               0
                                                              --------------------------------------------

Increase (decrease) in net assets from operations              $    38,579     $   588,267     $   (37,731)
                                                              ============================================

                 See accompanying notes to financial statements.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                            STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                               DECEMBER 31, 2003
                                  (continued)

                                                                              Short Term         Small
                                                                 REIT           Income         Cap Stock
                                                                 Fund            Fund            Fund
                                                             (Class 1) (1)     (Class 1)       (Class 1)
                                                             ---------------------------------------------
Investment income:
       Dividends                                              $         0     $   221,156     $         0
                                                              -------------------------------------------
           Total investment income                                      0         221,156               0
                                                              -------------------------------------------

Expenses:
       Mortality and expense risk charge                             (134)        (47,809)        (11,942)
       Distribution expense charge                                    (16)         (5,303)         (1,310)
                                                              -------------------------------------------
           Total expenses                                            (150)        (53,112)        (13,252)
                                                              -------------------------------------------

Net investment income (loss)                                         (150)        168,044         (13,252)
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                                   40,556       1,689,526         130,779
       Cost of shares sold                                        (36,708)     (1,703,579)       (128,268)
                                                              -------------------------------------------

Net realized gains (losses) from securities transactions            3,848         (14,053)          2,511
Realized gain distributions                                             0               0               0
                                                              -------------------------------------------

Net realized gains (losses)                                         3,848         (14,053)          2,511
                                                              -------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                              0          46,800        (162,723)
       End of period                                                   63          12,432         326,099
                                                              -------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                                      63         (34,368)        488,822
                                                              -------------------------------------------

Increase (decrease) in net assets from operations             $     3,761     $   119,623     $   478,081
                                                              ===========================================

                                                              Strategic         U.S.         West Coast
                                                               Growth        Government        Equity
                                                              Portfolio    Securities Fund      Fund
                                                              (Class 1)       (Class 1)       (Class 1)
                                                             -------------------------------------------
Investment income:
       Dividends                                             $   134,866     $ 1,006,611     $    21,083
                                                             -------------------------------------------
           Total investment income                               134,866       1,006,611          21,083
                                                             -------------------------------------------

Expenses:
       Mortality and expense risk charge                        (131,613)       (257,954)       (101,654)
       Distribution expense charge                               (14,200)        (29,015)        (11,245)
                                                             -------------------------------------------
           Total expenses                                       (145,813)       (286,969)       (112,899)
                                                             -------------------------------------------

Net investment income (loss)                                     (10,947)        719,642         (91,816)
                                                             -------------------------------------------

Net realized gains (losses) from securities transactions:
       Proceeds from shares sold                               1,368,173       6,059,483         969,256
       Cost of shares sold                                    (1,387,976)     (6,151,274)       (934,441)
                                                             -------------------------------------------

Net realized gains (losses) from securities transactions         (19,803)        (91,791)         34,815
Realized gain distributions                                            0               0               0
                                                             -------------------------------------------

Net realized gains (losses)                                      (19,803)        (91,791)         34,815
                                                             -------------------------------------------

Net unrealized appreciation (depreciation) of investments:
       Beginning of period                                      (837,747)        345,852        (630,341)
       End of period                                           1,949,228        (191,194)      2,183,204
                                                             -------------------------------------------

Change in net unrealized appreciation
    (depreciation) of investments                              2,786,975        (537,046)      2,813,545
                                                             -------------------------------------------

Increase (decrease) in net assets from operations            $ 2,756,225     $    90,805     $ 2,756,544
                                                             ===========================================

(1) For the period from October 1, 2003 (inception) to December 31, 2003.

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                            Conservative   Conservative
                                                               Balanced       Balanced        Growth
                                                              Portfolio       Portfolio      Portfolio
                                                              (Class 2)       (Class 2)      (Class 2)
-------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $ 1,037,724    $    69,977    $   397,753
                                                             -----------------------------------------
      Total investment income                                  1,037,724         69,977        397,753
                                                             -----------------------------------------
Expenses:
   Mortality and expense risk charge                            (717,616)       (56,919)      (300,222)
   Distribution expense charge                                   (72,465)        (5,737)       (29,633)
                                                             -----------------------------------------
      Total expenses                                            (790,081)       (62,656)      (329,855)
                                                             -----------------------------------------
Net investment income (loss)                                     247,643          7,321         67,898
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                   4,756,178        451,175      3,233,886
   Cost of shares sold                                        (4,620,301)      (426,885)    (3,148,152)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions         135,877         24,290         85,734
Realized gain distributions                                            0              0              0
                                                             -----------------------------------------
Net realized gains (losses)                                      135,877         24,290         85,734
                                                             -----------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                        (1,404,784)          (709)    (1,324,462)
   End of period                                               7,976,396        530,418      3,487,058
                                                             -----------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                               9,381,180        531,127      4,811,520
                                                             -----------------------------------------
Increase (decrease) in net assets from operations            $ 9,764,700    $   562,738    $ 4,965,152
                                                             =========================================

                                                             Equity Income   Flexible Income     Growth
                                                                  Fund          Portfolio         Fund
                                                               (Class 2)        (Class 2)       (Class 2)
-----------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                  $   164,781      $   414,233     $         0
                                                              --------------------------------------------
      Total investment income                                     164,781          414,233               0
                                                              --------------------------------------------
Expenses:
   Mortality and expense risk charge                             (106,332)        (268,178)        (13,210)
   Distribution expense charge                                    (10,629)         (27,764)         (1,316)
                                                              --------------------------------------------
      Total expenses                                             (116,961)        (295,942)        (14,526)
                                                              --------------------------------------------
Net investment income (loss)                                       47,820          118,291         (14,526)
                                                              --------------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                      527,420        1,465,944          82,660
   Cost of shares sold                                           (541,889)      (1,409,504)        (87,590)
                                                              --------------------------------------------
Net realized gains (losses) from securities transactions          (14,469)          56,440          (4,930)
Realized gain distributions                                        31,308                0               0
                                                              --------------------------------------------
Net realized gains (losses)                                        16,839           56,440          (4,930)
                                                              --------------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                           (458,448)         193,125        (129,385)
   End of period                                                1,360,440        2,152,950         109,981
                                                              --------------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                1,818,888        1,959,825         239,366
                                                              --------------------------------------------
Increase (decrease) in net assets from operations             $ 1,883,547      $ 2,134,556     $   219,910
                                                              ============================================

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                             International
                                                             Growth & Income      Income         Growth
                                                                  Fund             Fund           Fund
                                                                (Class 2)       (Class 2)      (Class 2)
----------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                   $    19,928     $   924,974    $     1,184
                                                               ------------------------------------------
      Total investment income                                       19,928         924,974          1,184
                                                               ------------------------------------------
Expenses:
   Mortality and expense risk charge                               (27,661)       (224,155)        (1,738)
   Distribution expense charge                                      (2,724)        (22,870)          (173)
                                                               ------------------------------------------
      Total expenses                                               (30,385)       (247,025)        (1,911)
                                                               ------------------------------------------
Net investment income (loss)                                       (10,457)        677,949           (727)
                                                               ------------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                       145,573       4,834,872         13,778
   Cost of shares sold                                            (142,378)     (4,788,343)       (15,628)
                                                               ------------------------------------------
Net realized gains (losses) from securities transactions             3,195          46,529         (1,850)
Realized gain distributions                                              0               0              0
                                                               ------------------------------------------
Net realized gains (losses)                                          3,195          46,529         (1,850)
                                                               ------------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                            (163,662)        277,394        (14,070)
   End of period                                                   281,111         596,783         23,946
                                                               ------------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                   444,773         319,389         38,016
                                                               ------------------------------------------
Increase (decrease) in net assets from operations              $   437,511     $ 1,043,867    $    35,439
                                                               ==========================================

                                                                Mid Cap        Money
                                                                 Stock         Market         REIT
                                                                  Fund          Fund          Fund
                                                               (Class 2)     (Class 2)    (Class 2) (1)
-------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $     1,532    $    15,255    $         0
                                                             -----------------------------------------
      Total investment income                                      1,532         15,255              0
                                                             -----------------------------------------
Expenses:
   Mortality and expense risk charge                             (14,661)       (54,003)            (2)
   Distribution expense charge                                    (1,441)        (5,567)             0
                                                             -----------------------------------------
      Total expenses                                             (16,102)       (59,570)            (2)
                                                             -----------------------------------------
Net investment income (loss)                                     (14,570)       (44,315)            (2)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                      68,501      5,005,299             60
   Cost of shares sold                                           (69,898)    (5,005,299)           (56)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions          (1,397)             0              4
Realized gain distributions                                            0              0              0
                                                             -----------------------------------------
Net realized gains (losses)                                       (1,397)             0              4
                                                             -----------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                           (51,444)             0              0
   End of period                                                 208,382              0             42
                                                             -----------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                 259,826              0             42
                                                             -----------------------------------------
Increase (decrease) in net assets from operations            $   243,859    $   (44,315)   $        44
                                                             =========================================

(1) For the period from October 1, 2003 (inception) to December 31, 2003.

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                              Short Term        Small       Strategic
                                                                Income        Cap Stock       Growth
                                                                 Fund            Fund       Portfolio
                                                               (Class 2)      (Class 2)     (Class 2)
--------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $   129,154    $         0    $    47,057
                                                             -----------------------------------------
      Total investment income                                    129,154              0         47,057
                                                             -----------------------------------------
Expenses:
   Mortality and expense risk charge                             (42,514)        (7,392)       (56,971)
   Distribution expense charge                                    (4,378)          (742)        (5,901)
                                                             -----------------------------------------
      Total expenses                                             (46,892)        (8,134)       (62,872)
                                                             -----------------------------------------
Net investment income (loss)                                      82,262         (8,134)       (15,815)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                     838,546         64,529        836,765
   Cost of shares sold                                          (839,254)       (63,498)      (787,607)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions            (708)         1,031         49,158
Realized gain distributions                                            0              0              0
                                                             -----------------------------------------
Net realized gains (losses)                                         (708)         1,031         49,158
                                                             -----------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                            18,186       (128,338)      (271,078)
   End of period                                                  23,821        137,641        891,184
                                                             -----------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                   5,635        265,979      1,162,262
                                                             -----------------------------------------
Increase (decrease) in net assets from operations            $    87,189    $   258,876    $ 1,195,605
                                                             =========================================

                                                                                               Nations
                                                                   U.S.        West Coast       Asset
                                                                Government       Equity       Allocation
                                                             Securities Fund      Fund        Portfolio
                                                                (Class 2)      (Class 2)      (Class B)
---------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                   $   849,540    $     4,648    $    13,691
                                                               -----------------------------------------
      Total investment income                                      849,540          4,648         13,691
                                                               -----------------------------------------
Expenses:
   Mortality and expense risk charge                              (230,524)       (47,868)       (10,737)
   Distribution expense charge                                     (23,865)        (4,788)        (1,144)
                                                               -----------------------------------------
      Total expenses                                              (254,389)       (52,656)       (11,881)
                                                               -----------------------------------------
Net investment income (loss)                                       595,151        (48,008)         1,810
                                                               -----------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                     7,023,817        453,234        190,601
   Cost of shares sold                                          (7,166,440)      (465,154)      (186,773)
                                                               -----------------------------------------
Net realized gains (losses) from securities transactions          (142,623)       (11,920)         3,828
Realized gain distributions                                              0              0              0
                                                               -----------------------------------------
Net realized gains (losses)                                       (142,623)       (11,920)         3,828
                                                               -----------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                             265,933       (327,373)       (35,098)
   End of period                                                  (185,432)       883,685         96,002
                                                               -----------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                  (451,365)     1,211,058        131,100
                                                               -----------------------------------------
Increase (decrease) in net assets from operations              $     1,163    $ 1,151,130    $   136,738
                                                               =========================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                               Nations         Nations        Nations
                                                               Capital       High Yield    International
                                                                Growth          Bond           Value
                                                              Portfolio       Portfolio      Portfolio
                                                              (Class B)       (Class B)      (Class B)
--------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $       161    $   970,890    $    77,145
                                                             -----------------------------------------
      Total investment income                                        161        970,890         77,145
                                                             -----------------------------------------
Expenses:
   Mortality and expense risk charge                              (7,268)      (151,950)       (90,285)
   Distribution expense charge                                      (756)       (15,337)        (8,883)
                                                             -----------------------------------------
      Total expenses                                              (8,024)      (167,287)       (99,168)
                                                             -----------------------------------------
Net investment income (loss)                                      (7,863)       803,603        (22,023)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                     302,668      2,170,897        991,121
   Cost of shares sold                                          (308,005)    (2,005,475)      (995,163)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions          (5,337)       165,422         (4,042)
Realized gain distributions                                            0         16,059            939
                                                             -----------------------------------------
Net realized gains (losses)                                       (5,337)       181,481         (3,103)
                                                             -----------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                           (68,829)      (298,171)      (984,180)
   End of period                                                  46,659      1,228,851      1,518,940
                                                             -----------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                 115,488      1,527,022      2,503,120
                                                             -----------------------------------------
Increase (decrease) in net assets from operations            $   102,288    $ 2,512,106    $ 2,477,994
                                                             =========================================

                                                                Nations
                                                                Marsico        Nations        Nations
                                                                Focused        Marsico        Marsico
                                                               Equities        Growth      21st Century
                                                               Portfolio      Portfolio      Portfolio
                                                               (Class B)      (Class B)      (Class B)
-------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $         0    $         0    $         0
                                                             -----------------------------------------
      Total investment income                                          0              0              0
                                                             -----------------------------------------
Expenses:
   Mortality and expense risk charge                            (205,524)       (31,646)        (8,086)
   Distribution expense charge                                   (20,742)        (3,322)          (841)
                                                             -----------------------------------------
      Total expenses                                            (226,266)       (34,968)        (8,927)
                                                             -----------------------------------------
Net investment income (loss)                                    (226,266)       (34,968)        (8,927)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                   2,044,051        383,602        311,220
   Cost of shares sold                                        (2,048,671)      (381,463)      (279,919)
                                                             -----------------------------------------
Net realized gains (losses) from securities transactions          (4,620)         2,139         31,301
Realized gain distributions                                            0              0              0
                                                             -----------------------------------------
Net realized gains (losses)                                       (4,620)         2,139         31,301
                                                             -----------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                          (867,970)      (234,493)       (18,598)
   End of period                                               3,235,729        362,938        172,605
                                                             -----------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                               4,103,699        597,431        191,203
                                                             -----------------------------------------
Increase (decrease) in net assets from operations            $ 3,872,813    $   564,602    $   213,577
                                                             =========================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                Nations
                                                                Marsico      Nations      Nations
                                                             International    MidCap       Small
                                                             Opportunities    Growth      Company
                                                               Portfolio    Portfolio    Portfolio
                                                               (Class B)    (Class B)    (Class B)
---------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                   $     162    $       0    $       0
                                                               -----------------------------------
      Total investment income                                        162            0            0
                                                               -----------------------------------
Expenses:
   Mortality and expense risk charge                             (11,587)     (17,521)     (33,939)
   Distribution expense charge                                    (1,242)      (1,843)      (3,579)
                                                               -----------------------------------
      Total expenses                                             (12,829)     (19,364)     (37,518)
                                                               -----------------------------------
Net investment income (loss)                                     (12,667)     (19,364)     (37,518)
                                                               -----------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                      70,811       97,442      590,418
   Cost of shares sold                                           (62,930)     (96,269)    (636,362)
                                                               -----------------------------------
Net realized gains (losses) from securities transactions           7,881        1,173      (45,944)
Realized gain distributions                                            0            0            0
                                                               -----------------------------------
Net realized gains (losses)                                        7,881        1,173      (45,944)
                                                               -----------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                            (4,846)    (165,215)    (300,223)
   End of period                                                 357,221      148,526      508,048
                                                               -----------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                 362,067      313,741      808,271
                                                               -----------------------------------
Increase (decrease) in net assets from operations              $ 357,281    $ 295,550    $ 724,809
                                                               ===================================

                                                                Nations          Asset           Cash
                                                                 Value        Allocation      Management
                                                               Portfolio        Series          Series
                                                               (Class B)       (Class A)       (Class A)
----------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $     34,274    $  2,801,150    $    390,557
                                                             --------------------------------------------
      Total investment income                                      34,274       2,801,150         390,557
                                                             --------------------------------------------
Expenses:
   Mortality and expense risk charge                              (30,977)       (903,000)       (380,146)
   Distribution expense charge                                     (3,244)       (117,444)        (49,529)
                                                             --------------------------------------------
      Total expenses                                              (34,221)     (1,020,444)       (429,675)
                                                             --------------------------------------------
Net investment income (loss)                                           53       1,780,706         (39,118)
                                                             --------------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                      558,809      11,829,667      34,165,405
   Cost of shares sold                                           (573,355)    (15,072,615)    (35,204,987)
                                                             --------------------------------------------
Net realized gains (losses) from securities transactions          (14,546)     (3,242,948)     (1,039,582)
Realized gain distributions                                             0               0               0
                                                             --------------------------------------------
Net realized gains (losses)                                       (14,546)     (3,242,948)     (1,039,582)
                                                             --------------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                           (266,127)    (28,774,926)     (1,592,852)
   End of period                                                  368,574     (11,930,551)       (831,179)
                                                             --------------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                  634,701      16,844,375         761,673
                                                             --------------------------------------------
Increase (decrease) in net assets from operations            $    620,208    $ 15,382,133    $   (317,027)
                                                             ============================================

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                 Growth-        High-Yield
                                                                 Growth          Income            Bond
                                                                 Series          Series           Series
                                                               (Class A)        (Class A)        (Class A)
-------------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $     686,453    $   8,822,820    $   4,141,233
                                                             -----------------------------------------------
      Total investment income                                      686,453        8,822,820        4,141,233
                                                             -----------------------------------------------
Expenses:
   Mortality and expense risk charge                            (5,829,763)      (6,025,130)        (589,178)
   Distribution expense charge                                    (758,073)        (783,513)         (76,674)
                                                             -----------------------------------------------
      Total expenses                                            (6,587,836)      (6,808,643)        (665,852)
                                                             -----------------------------------------------
Net investment income (loss)                                    (5,901,383)       2,014,177        3,475,381
                                                             -----------------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                    63,648,981       67,273,551       12,005,779
   Cost of shares sold                                         (99,328,719)     (94,135,444)     (14,351,990)
                                                             -----------------------------------------------
Net realized gains (losses) from securities transactions       (35,679,738)     (26,861,893)      (2,346,211)
Realized gain distributions                                              0       21,911,021                0
                                                             -----------------------------------------------
Net realized gains (losses)                                    (35,679,738)      (4,950,872)      (2,346,211)
                                                             -----------------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                        (358,314,504)    (266,464,935)     (16,920,857)
   End of period                                              (167,157,131)    (116,993,696)      (7,868,850)
                                                             -----------------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                               191,157,373      149,471,239        9,052,007
                                                             -----------------------------------------------
Increase (decrease) in net assets from operations            $ 149,576,252    $ 146,534,544    $  10,181,177
                                                             ===============================================

                                                                                 U.S.
                                                                              Government/
                                                                               AAA-Rated         Asset
                                                             International    Securities      Allocation
                                                                Series          Series           Fund
                                                               (Class A)       (Class A)       (Class 2)
----------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $    839,182    $  3,275,933    $  1,191,281
                                                             --------------------------------------------
      Total investment income                                     839,182       3,275,933       1,191,281
                                                             --------------------------------------------
Expenses:
   Mortality and expense risk charge                           (1,182,243)       (768,429)       (461,822)
   Distribution expense charge                                   (153,701)       (100,025)        (50,188)
                                                             --------------------------------------------
      Total expenses                                           (1,335,944)       (868,454)       (512,010)
                                                             --------------------------------------------
Net investment income (loss)                                     (496,762)      2,407,479         679,271
                                                             --------------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                   18,850,753      23,147,290         386,997
   Cost of shares sold                                        (30,153,710)    (23,039,961)       (363,751)
                                                             --------------------------------------------
Net realized gains (losses) from securities transactions      (11,302,957)        107,329          23,246
Realized gain distributions                                             0               0               0
                                                             --------------------------------------------
Net realized gains (losses)                                   (11,302,957)        107,329          23,246
                                                             --------------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                        (74,634,130)       (149,497)        (76,058)
   End of period                                              (35,855,629)     (2,056,033)      6,467,101
                                                             --------------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                               38,778,501      (1,906,536)      6,543,159
                                                             --------------------------------------------
Increase (decrease) in net assets from operations            $ 26,978,782    $    608,272    $  7,245,676
                                                             ============================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                             STATEMENT OF OPERATIONS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                Global                          Growth-
                                                                Growth          Growth          Income
                                                                 Fund            Fund            Fund
                                                               (Class 2)      (Class 2)        (Class 2)
----------------------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $     69,880    $    152,401    $  1,616,433
                                                             --------------------------------------------
      Total investment income                                      69,880         152,401       1,616,433
                                                             --------------------------------------------
Expenses:
   Mortality and expense risk charge                             (312,834)       (924,067)     (1,266,844)
   Distribution expense charge                                    (32,527)        (97,049)       (133,270)
                                                             --------------------------------------------
      Total expenses                                             (345,361)     (1,021,116)     (1,400,114)
                                                             --------------------------------------------
Net investment income (loss)                                     (275,481)       (868,715)        216,319
                                                             --------------------------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                    2,448,538       4,288,724       2,641,096
   Cost of shares sold                                         (2,250,182)     (3,969,922)     (2,403,424)
                                                             --------------------------------------------
Net realized gains (losses) from securities transactions          198,356         318,802         237,672
Realized gain distributions                                             0               0               0
                                                             --------------------------------------------
Net realized gains (losses)                                       198,356         318,802         237,672
                                                             --------------------------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                             44,683        (376,685)        (16,079)
   End of period                                                8,372,851      20,653,521      27,930,714
                                                             --------------------------------------------
Change in net unrealized appreciation
   (depreciation) of investments                                8,328,168      21,030,206      27,946,793
                                                             --------------------------------------------
Increase (decrease) in net assets from operations            $  8,251,043    $ 20,480,293    $ 28,400,784
                                                             ============================================

                                                                Growth          Mid Cap
                                                              and Income         Value
                                                              Portfolio        Portfolio
                                                              (Class VC)      (Class VC)
------------------------------------------------------------------------------------------
Investment income:
   Dividends                                                 $    430,755    $    180,151
                                                             ----------------------------
      Total investment income                                     430,755         180,151
                                                             ----------------------------
Expenses:
   Mortality and expense risk charge                             (572,799)       (325,110)
   Distribution expense charge                                    (61,766)        (35,341)
                                                             ----------------------------
      Total expenses                                             (634,565)       (360,451)
                                                             ----------------------------
Net investment income (loss)                                     (203,810)       (180,300)
                                                             ----------------------------
Net realized gains (losses) from securities transactions:
   Proceeds from shares sold                                    1,454,913       2,073,110
   Cost of shares sold                                         (1,392,711)     (2,009,426)
                                                             ----------------------------
Net realized gains (losses) from securities transactions           62,202          63,684
Realized gain distributions                                             0         372,447
                                                             ----------------------------
Net realized gains (losses)                                        62,202         436,131
                                                             ----------------------------
Net unrealized appreciation (depreciation) of investments:
   Beginning of period                                           (852,258)       (553,373)
   End of period                                               11,639,861       5,269,202
                                                             ----------------------------
Change in net unrealized appreciation
   (depreciation) of investments                               12,492,119       5,822,575
                                                             ----------------------------
Increase (decrease) in net assets from operations            $ 12,350,511    $  6,078,406
                                                             ============================

                See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003

                                                                                                              Government
                                                                              Asset          Capital              and
                                                                            Allocation     Appreciation       Quality Bond
                                                                            Portfolio       Portfolio          Portfolio
                                                                            (Class 1)       (Class 1)          (Class 1)
---------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                                      $   7,776,928    $ (12,511,840)   $  12,905,734
        Net realized gains (losses) from
            securities transactions                                          (7,554,395)     (74,572,649)      13,925,575
        Change in net unrealized appreciation
            (depreciation) of investments                                    73,331,039      304,059,180      (21,527,117)
                                                                          -----------------------------------------------
            Increase (decrease) in net assets from operations                73,553,572      216,974,691        5,304,192
                                                                          -----------------------------------------------
From capital transactions:
        Net proceeds from units sold                                          1,648,028        6,452,014        5,231,442
        Cost of units redeemed                                              (45,503,445)     (80,524,067)     (80,009,295)
        Annuity benefit payments                                               (655,345)        (740,880)        (643,905)
        Net transfers                                                        (5,549,243)     (18,316,617)     (91,250,177)
        Contract maintenance charge                                            (178,146)        (427,855)        (198,159)
                                                                          -----------------------------------------------
            Increase (decrease) in net assets from capital transactions     (50,238,151)     (93,557,405)    (166,870,094)
                                                                          -----------------------------------------------
Increase (decrease) in net assets                                            23,315,421      123,417,286     (161,565,902)
Net assets at beginning of period                                           383,026,126      788,499,972      630,595,043
                                                                          -----------------------------------------------
Net assets at end of period                                               $ 406,341,547    $ 911,917,258    $ 469,029,141
                                                                          ===============================================

                                                                                              Natural            Asset
                                                                               Growth        Resources         Allocation
                                                                             Portfolio       Portfolio         Portfolio
                                                                             (Class 1)       (Class 1)         (Class 2)
--------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
        Net investment income (loss)                                      $  (3,283,850)   $    (562,723)   $     219,357
        Net realized gains (losses) from
            securities transactions                                         (23,475,085)       1,275,619          156,506
        Change in net unrealized appreciation
            (depreciation) of investments                                   110,698,338       26,740,924        1,526,360
                                                                          -----------------------------------------------
            Increase (decrease) in net assets from operations                83,939,403       27,453,820        1,902,223
                                                                          -----------------------------------------------
From capital transactions:
        Net proceeds from units sold                                          2,647,950          446,488        3,289,166
        Cost of units redeemed                                              (33,431,210)      (7,780,594)        (671,881)
        Annuity benefit payments                                               (367,865)         (59,561)               0
        Net transfers                                                          (865,977)         299,011        2,162,137
        Contract maintenance charge                                            (164,631)         (30,739)          (1,852)
                                                                          -----------------------------------------------
            Increase (decrease) in net assets from capital transactions     (32,181,733)      (7,125,395)       4,777,570
                                                                          -----------------------------------------------
Increase (decrease) in net assets                                            51,757,670       20,328,425        6,679,793
Net assets at beginning of period                                           327,038,132       69,713,852        6,038,100
                                                                          -----------------------------------------------
Net assets at end of period                                               $ 378,795,802    $  90,042,277    $  12,717,893
                                                                          ===============================================

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                  (continued)

                                                                                     Government
                                                                      Capital            and
                                                                    Appreciation    Quality Bond        Growth
                                                                     Portfolio        Portfolio        Portfolio
                                                                     (Class 2)        (Class 2)        (Class 2)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $  (1,198,391)   $   3,246,200    $    (469,787)
   Net realized gains (losses) from
     securities transactions                                             (56,445)       1,091,296         (108,350)
   Change in net unrealized appreciation
     (depreciation) of investments                                    21,918,715       (3,635,961)      11,714,842
                                                                   -----------------------------------------------
     Increase (decrease) in net assets from operations                20,663,879          701,535       11,136,705
                                                                   -----------------------------------------------
From capital transactions:
   Net proceeds from units sold                                       14,606,890       23,506,935       11,522,693
   Cost of units redeemed                                             (3,917,574)      (9,548,147)      (1,724,052)
   Annuity benefit payments                                                    0                0                0
   Net transfers                                                      12,887,844       16,195,040        8,779,005
   Contract maintenance charge                                           (17,477)         (21,111)          (7,617)
                                                                   -----------------------------------------------
     Increase (decrease) in net assets from capital transactions      23,559,683       30,132,717       18,570,029
                                                                   -----------------------------------------------
Increase (decrease) in net assets                                     44,223,562       30,834,252       29,706,734
Net assets at beginning of period                                     56,271,844       96,976,031       29,117,918
                                                                   -----------------------------------------------
Net assets at end of period                                        $ 100,495,406    $ 127,810,283    $  58,824,652
                                                                   ===============================================

                                                                      Natural          Asset          Capital
                                                                     Resources      Allocation      Appreciation
                                                                     Portfolio       Portfolio       Portfolio
                                                                     (Class 2)       (Class 3)       (Class 3)
-----------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $    (80,062)   $     37,558    $   (386,062)
   Net realized gains (losses) from
     securities transactions                                            291,136          20,152         168,384
   Change in net unrealized appreciation
     (depreciation) of investments                                    3,413,483         218,970       7,363,548
                                                                   --------------------------------------------
     Increase (decrease) in net assets from operations                3,624,557         276,680       7,145,870
                                                                   --------------------------------------------
From capital transactions:
   Net proceeds from units sold                                       1,342,336       1,933,188      33,128,587
   Cost of units redeemed                                              (346,973)        (49,509)     (1,345,461)
   Annuity benefit payments                                                   0               0               0
   Net transfers                                                      1,613,793         456,787      14,740,426
   Contract maintenance charge                                           (1,943)            (47)         (1,293)
                                                                   --------------------------------------------
     Increase (decrease) in net assets from capital transactions      2,607,213       2,340,419      46,522,259
                                                                   --------------------------------------------
Increase (decrease) in net assets                                     6,231,770       2,617,099      53,668,129
Net assets at beginning of period                                     6,317,702         255,785       4,663,663
                                                                   --------------------------------------------
Net assets at end of period                                        $ 12,549,472    $  2,872,884    $ 58,331,792
                                                                   ============================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                     Government
                                                                         and                            Natural
                                                                    Quality Bond        Growth         Resources
                                                                      Portfolio        Portfolio       Portfolio
                                                                      (Class 3)        (Class 3)       (Class 3)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $   2,222,231    $    (165,304)   $     (18,012)
   Net realized gains (losses) from
     securities transactions                                             499,219           91,861           60,262
   Change in net unrealized appreciation
     (depreciation) of investments                                    (2,381,018)       4,680,109        1,177,107
                                                                   -----------------------------------------------
     Increase (decrease) in net assets from operations                   340,432        4,606,666        1,219,357
                                                                   -----------------------------------------------
From capital transactions:
   Net proceeds from units sold                                       75,417,152       21,031,401        2,832,985
   Cost of units redeemed                                             (5,023,896)        (875,675)        (102,232)
   Annuity benefit payments                                                    0                0                0
   Net transfers                                                      33,817,745        8,818,246        1,851,937
   Contract maintenance charge                                            (2,528)            (936)            (134)
                                                                   -----------------------------------------------
     Increase (decrease) in net assets from capital transactions     104,208,473       28,973,036        4,582,556
                                                                   -----------------------------------------------
Increase (decrease) in net assets                                    104,548,905       33,579,702        5,801,913
Net assets at beginning of period                                      7,630,720        2,219,418          176,176
                                                                   -----------------------------------------------
Net assets at end of period                                        $ 112,179,625    $  35,799,120    $   5,978,089
                                                                   ===============================================

                                                                     Aggressive        Alliance         Blue Chip
                                                                       Growth           Growth           Growth
                                                                     Portfolio        Portfolio         Portfolio
                                                                     (Class 1)        (Class 1)         (Class 1)
-------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $  (2,055,056)   $ (11,095,333)   $    (287,838)
   Net realized gains (losses) from
     securities transactions                                         (25,660,456)    (155,178,924)      (1,627,467)
   Change in net unrealized appreciation
     (depreciation) of investments                                    58,609,158      351,060,696        6,548,737
                                                                   -----------------------------------------------
     Increase (decrease) in net assets from operations                30,893,646      184,786,439        4,633,432
                                                                   -----------------------------------------------
From capital transactions:
   Net proceeds from units sold                                        1,317,666        6,444,451          359,838
   Cost of units redeemed                                            (14,467,969)     (94,160,195)      (2,772,953)
   Annuity benefit payments                                             (112,090)        (872,967)          (2,442)
   Net transfers                                                       5,469,806      (75,335,401)       6,558,020
   Contract maintenance charge                                           (95,650)        (574,986)         (11,211)
                                                                   -----------------------------------------------
     Increase (decrease) in net assets from capital transactions      (7,888,237)    (164,499,098)       4,131,252
                                                                   -----------------------------------------------
Increase (decrease) in net assets                                     23,005,409       20,287,341        8,764,684
Net assets at beginning of period                                    127,477,665      870,617,516       18,110,737
                                                                   -----------------------------------------------
Net assets at end of period                                        $ 150,483,074    $ 890,904,857    $  26,875,421
                                                                   ===============================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                                              Davis
                                                                         Cash             Corporate          Venture
                                                                      Management            Bond              Value
                                                                       Portfolio          Portfolio         Portfolio
                                                                       (Class 1)          (Class 1)         (Class 1)
-------------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $       734,562    $     9,563,163    $    (9,913,654)
   Net realized gains (losses) from
     securities transactions                                            (4,702,215)         1,798,159        (30,425,991)
   Change in net unrealized appreciation
     (depreciation) of investments                                       1,908,217         10,159,685        452,075,145
                                                                   -----------------------------------------------------
     Increase (decrease) in net assets from operations                  (2,059,436)        21,521,007        411,735,500
                                                                   -----------------------------------------------------
From capital transactions:
   Net proceeds from units sold                                          7,335,432          2,537,363          9,314,708
   Cost of units redeemed                                              (95,889,525)       (26,796,465)      (156,271,295)
   Annuity benefit payments                                               (733,044)          (216,682)        (1,473,929)
   Net transfers                                                       (38,840,159)        11,262,334        (21,768,979)
   Contract maintenance charge                                             (98,018)           (72,205)          (786,967)
                                                                   -----------------------------------------------------
     Increase (decrease) in net assets from capital transactions      (128,225,314)       (13,285,655)      (170,986,462)
                                                                   -----------------------------------------------------
Increase (decrease) in net assets                                     (130,284,750)         8,235,352        240,749,038
Net assets at beginning of period                                      307,141,194        210,330,249      1,458,372,495
                                                                   -----------------------------------------------------
Net assets at end of period                                        $   176,856,444    $   218,565,601    $ 1,699,121,533
                                                                   =====================================================

                                                                                                       Federated
                                                                     "Dogs" of         Emerging        American
                                                                    Wall Street        Markets          Leaders
                                                                     Portfolio        Portfolio        Portfolio
                                                                     (Class 1)        (Class 1)        (Class 1)
--------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
   Net investment income (loss)                                    $     869,466    $    (940,061)   $      53,215
   Net realized gains (losses) from
     securities transactions                                          (2,322,523)      (1,401,196)      (7,940,107)
   Change in net unrealized appreciation
     (depreciation) of investments                                    14,196,036       28,212,219       43,380,659
                                                                   -----------------------------------------------
     Increase (decrease) in net assets from operations                12,742,979       25,870,962       35,493,767
                                                                   -----------------------------------------------
From capital transactions:
   Net proceeds from units sold                                          518,948          336,544        1,319,228
   Cost of units redeemed                                             (7,494,469)      (5,287,895)     (16,220,661)
   Annuity benefit payments                                              (38,203)         (36,326)        (142,361)
   Net transfers                                                      (9,827,750)       3,432,354      (12,237,387)
   Contract maintenance charge                                           (41,982)         (35,135)         (76,960)
                                                                   -----------------------------------------------
     Increase (decrease) in net assets from capital transactions     (16,883,456)      (1,590,458)     (27,358,141)
                                                                   -----------------------------------------------
Increase (decrease) in net assets                                     (4,140,477)      24,280,504        8,135,626
Net assets at beginning of period                                     90,030,864       57,748,534      163,949,976
                                                                   -----------------------------------------------
Net assets at end of period                                        $  85,890,387    $  82,029,038    $ 172,085,602
                                                                   ===============================================

                 See accompanying notes to financial statements.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                           Goldman
                                             Global         Global          Sachs         Growth-         Growth       High-Yield
                                              Bond         Equities       Research         Income     Opportunities      Bond
                                            Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                            (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                          ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)            $ (1,594,753)  $ (2,481,866)  $   (316,538)  $ (4,162,407)  $   (314,258)  $ 13,229,403
  Net realized gains (losses) from
      securities transactions                  506,939    (20,546,738)    (3,374,836)   (41,675,186)    (2,881,173)   (12,334,609)
  Change in net unrealized appreciation
      (depreciation) of investments          3,244,037     66,282,328      7,772,518    203,205,617      8,455,246     57,859,954
                                          ---------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        from operations                      2,156,223     43,253,724      4,081,144    157,368,024      5,259,815     58,754,748
                                          ---------------------------------------------------------------------------------------
From capital transactions:
  Net proceeds from units sold                 532,322      1,138,952        424,530      4,688,058        209,621      1,834,003
  Cost of units redeemed                   (12,285,400)   (21,397,118)    (1,893,751)   (78,776,874)    (1,733,733)   (28,378,981)
  Annuity benefit payments                     (75,990)      (217,297)       (38,413)      (976,700)        (3,290)      (256,380)
  Net transfers                             (3,973,214)   (16,517,022)    (4,989,321)   (57,916,999)    11,878,017     38,726,118
  Contract maintenance charge                  (33,476)      (108,714)        (7,180)      (394,167)       (11,601)       (82,618)
                                          ---------------------------------------------------------------------------------------
      Increase (decrease) in net
        assets from capital transactions   (15,835,758)   (37,101,199)    (6,504,135)  (133,376,682)    10,339,014     11,842,142
                                          ---------------------------------------------------------------------------------------

Increase (decrease) in net assets          (13,679,535)     6,152,525     (2,422,991)    23,991,342     15,598,829     70,596,890
Net assets at beginning of period          109,483,943    203,550,069     24,126,826    753,004,518     12,720,943    193,154,934
                                          ---------------------------------------------------------------------------------------
Net assets at end of period               $ 95,804,408   $209,702,594   $ 21,703,835   $776,995,860   $ 28,319,772   $263,751,824
                                          =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                              MFS
                                             International  International                Massachusetts       MFS
                                              Diversified       Growth       Marsico       Investors       Mid-Cap          MFS
                                                Equities       & Income       Growth         Trust          Growth     Total Return
                                               Portfolio      Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                               (Class 1)      (Class 1)      (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                             ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $  4,165,427   $   (103,279)  $  (865,944)  $ (1,353,687)  $ (1,965,116)  $ 13,987,349
      Net realized gains (losses) from
          securities transactions             (17,915,530)   (13,223,393)     (466,689)   (14,383,882)   (31,778,416)      (254,281)
      Change in net unrealized appreciation
          (depreciation) of investments        49,851,564     65,001,104    15,274,817     52,751,583     71,125,200     58,015,416
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net
            assets from operations             36,101,461     51,674,432    13,942,184     37,014,014     37,381,668     71,748,484
                                             ---------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold                872,866        931,822       508,976      1,284,930      1,376,893      5,058,943
      Cost of units redeemed                  (15,820,416)   (15,104,171)   (4,111,719)   (21,682,126)   (11,879,197)   (50,750,646)
      Annuity benefit payments                   (112,612)      (151,585)       (1,145)      (162,887)       (63,423)      (365,894)
      Net transfers                             8,324,832     (7,019,856)   18,954,099     (4,982,186)    24,430,629     39,924,312
      Contract maintenance charge                 (61,855)       (79,815)      (20,270)      (105,798)       (75,255)      (204,066)
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions          (6,797,185)   (21,423,605)   15,329,941    (25,648,067)    13,789,647     (6,337,351)
                                             ---------------------------------------------------------------------------------------

Increase (decrease) in net assets              29,304,276     30,250,827    29,272,125     11,365,947     51,171,315     65,411,133
Net assets at beginning of period             128,306,550    162,880,210    45,471,818    199,506,403    110,093,400    479,330,975
                                             ---------------------------------------------------------------------------------------
Net assets at end of period                  $157,610,826   $193,131,037   $74,743,943   $210,872,350   $161,264,715   $544,742,108
                                             =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                              Putnam
                                              Growth:          Real        SunAmerica                     Telecom      Worldwide
                                              Voyager         Estate        Balanced     Technology       Utility     High Income
                                             Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                             (Class 1)      (Class 1)      (Class 1)      (Class 1)      (Class 1)     (Class 1)
                                           ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)             $ (2,995,795)  $  1,326,007   $  1,456,864   $   (429,090)  $  1,726,133   $ 4,959,960
  Net realized gains (losses) from
      securities transactions               (33,888,059)     2,885,509    (12,817,393)   (12,718,649)   (10,058,340)   (5,672,313)
  Change in net unrealized appreciation
      (depreciation) of investments          84,069,337     27,645,596     36,744,586     23,693,646     13,926,143    16,784,719
                                           ---------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        from operations                      47,185,483     31,857,112     25,384,057     10,545,907      5,593,936    16,072,366
                                           ---------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold                1,656,598        573,499      1,212,780        356,621        213,358       487,294
  Cost of units redeemed                    (22,857,769)   (11,815,763)   (21,070,773)    (3,265,497)    (3,510,058)   (9,778,529)
  Annuity benefit payments                     (255,774)       (70,803)      (161,108)       (22,003)       (39,064)      (50,730)
  Net transfers                             (28,089,909)     9,919,169    (12,869,074)    18,628,839     (7,561,462)    4,762,322
  Contract maintenance charge                  (160,878)       (41,755)      (134,706)       (15,204)       (22,110)      (32,205)
                                           ---------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        from capital transactions           (49,707,732)    (1,435,653)   (33,022,881)    15,682,756    (10,919,336)   (4,611,848)
                                           ---------------------------------------------------------------------------------------

Increase (decrease) in net assets            (2,522,249)    30,421,459     (7,638,824)    26,228,663     (5,325,400)   11,460,518
Net assets at beginning of period           240,404,541     91,995,250    215,613,157     17,208,681     45,179,776    65,426,237
                                           ---------------------------------------------------------------------------------------
Net assets at end of period                $237,882,292   $122,416,709   $207,974,333   $ 43,437,344   $ 39,854,376   $76,886,755
                                           =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                                                        Davis
                                              Aggressive     Alliance      Blue Chip       Cash         Corporate      Venture
                                                Growth        Growth        Growth       Management       Bond          Value
                                               Portfolio     Portfolio     Portfolio     Portfolio      Portfolio     Portfolio
                                               (Class 2)     (Class 2)     (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                             ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $  (138,816)  $  (696,387)  $  (139,407)  $    190,082   $ 1,913,777   $   (848,705)
      Net realized gains (losses) from
          securities transactions                (15,876)     (774,584)      (97,612)      (388,696)      457,914        131,204
      Change in net unrealized appreciation
          (depreciation) of investments        2,194,939    11,695,461     2,258,185       (313,213)    1,525,980     33,416,598
                                             ------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                    2,040,247    10,224,490     2,021,166       (511,827)    3,897,671     32,699,097
                                             ------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold             1,792,153     8,966,757     2,142,156     25,294,406     5,454,869     21,019,861
      Cost of units redeemed                    (592,637)   (2,797,329)     (542,261)    (9,636,836)   (2,701,542)    (6,137,806)
      Annuity benefit payments                         0             0             0              0             0              0
      Net transfers                            2,289,611     5,780,226     1,639,572    (11,034,522)    8,527,953     21,673,728
      Contract maintenance charge                 (2,240)      (14,171)       (2,514)        (9,584)       (7,080)       (25,412)
                                             ------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions          3,486,887    11,935,483     3,236,953      4,613,464    11,274,200     36,530,371
                                             ------------------------------------------------------------------------------------

Increase (decrease) in net assets              5,527,134    22,159,973     5,258,119      4,101,637    15,171,871     69,229,468
Net assets at beginning of period              6,262,412    36,882,888     6,512,851     43,487,340    31,739,857     82,379,784
                                             ------------------------------------------------------------------------------------
Net assets at end of period                  $11,789,546   $59,042,861   $11,770,970   $ 47,588,977   $46,911,728   $151,609,252
                                             ====================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                            Federated
                                              "Dogs" of      Emerging       American        Foreign        Global         Global
                                             Wall Street      Markets        Leaders         Value          Bond         Equities
                                              Portfolio      Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                              (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                             ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   155,466   $    (72,293)  $    (22,867)  $   (155,249)  $   (171,504)  $   (147,261)
      Net realized gains (losses) from
          securities transactions               (110,699)       176,054       (176,312)       255,939        110,852        (84,866)
      Change in net unrealized appreciation
          (depreciation) of investments        2,607,291      1,935,229      3,949,806      4,738,085        236,179      2,562,361
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                    2,652,058      2,038,990      3,750,627      4,838,775        175,527      2,330,234
                                             ---------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold             3,873,274      1,406,607      1,777,541     12,755,229      2,261,822      1,039,654
      Cost of units redeemed                    (463,447)      (379,486)    (1,039,958)      (396,641)      (520,509)      (486,491)
      Annuity benefit payments                         0              0              0              0              0              0
      Net transfers                            1,586,639      1,156,357       (377,062)     7,822,058      1,538,375        760,046
      Contract maintenance charge                 (2,736)        (1,718)        (3,886)          (728)        (2,144)        (2,433)
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions          4,993,730      2,181,760        356,635     20,179,918      3,277,544      1,310,776
                                             ---------------------------------------------------------------------------------------

Increase (decrease) in net assets              7,645,788      4,220,750      4,107,262     25,018,693      3,453,071      3,641,010
Net assets at beginning of period              9,561,045      3,017,366     14,085,458      2,378,321      8,931,942      8,490,769
                                             ---------------------------------------------------------------------------------------
Net assets at end of period                  $17,206,833   $  7,238,116   $ 18,192,720   $ 27,397,014   $ 12,385,013   $ 12,131,779
                                             =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                Goldman                                                 International  International
                                                 Sachs         Growth-        Growth      High-Yield     Diversified      Growth
                                               Research        Income     Opportunities      Bond         Equities       & Income
                                               Portfolio      Portfolio     Portfolio     Portfolio       Portfolio     Portfolio
                                               (Class 2)      (Class 2)     (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                             --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $    (69,586)  $  (252,342)  $   (70,392)   $ 1,825,588   $    566,014    $   (20,871)
      Net realized gains (losses) from
          securities transactions                  10,114      (371,002)       53,387        438,636         (5,525)       293,780
      Change in net unrealized appreciation
          (depreciation) of investments         1,035,113     8,344,989     1,205,512      4,540,962      4,001,791      5,661,034
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                       975,641     7,721,645     1,188,507      6,805,186      4,562,280      5,933,943
                                             ---------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold                847,833     2,446,144       923,985      6,001,671      8,472,135      2,699,828
      Cost of units redeemed                     (224,906)   (1,998,392)     (173,817)    (1,953,032)      (597,140)      (742,913)
      Annuity benefit payments                          0             0             0              0              0              0
      Net transfers                               631,918     1,685,178     1,561,555     11,640,748      5,577,610      3,846,296
      Contract maintenance charge                  (1,158)       (9,171)       (1,601)        (4,039)        (2,239)        (3,524)
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions           1,253,687     2,123,759     2,310,122     15,685,348     13,450,366      5,799,687
                                             ---------------------------------------------------------------------------------------

Increase (decrease) in net assets               2,229,328     9,845,404     3,498,629     22,490,534     18,012,646     11,733,630
Net assets at beginning of period               3,391,016    31,264,685     2,869,011     15,518,738      6,307,073     12,225,720
                                             ---------------------------------------------------------------------------------------
Net assets at end of period                  $  5,620,344   $41,110,089   $ 6,367,640    $38,009,272   $ 24,319,719    $23,959,350
                                             =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                MFS
                                                           Massachusetts        MFS                        Putnam
                                                Marsico      Investors        Mid-Cap      MFS Total       Growth:         Real
                                                Growth         Trust          Growth         Return        Voyager        Estate
                                               Portfolio     Portfolio       Portfolio     Portfolio      Portfolio     Portfolio
                                               (Class 2)     (Class 2)       (Class 2)     (Class 2)      (Class 2)     (Class 2)
                                             ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $  (441,895)  $    (153,965)  $  (517,635)  $  3,238,252   $  (145,947)  $     217,818
      Net realized gains (losses) from
          securities transactions                161,946        (126,816)     (628,310)       111,936      (109,868)        540,884
      Change in net unrealized appreciation
          (depreciation) of investments        7,393,747       4,073,553    10,900,266     13,422,263     2,307,280       4,282,599
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                    7,113,798       3,792,772     9,754,321     16,772,451     2,051,465       5,041,301
                                             ---------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold             8,920,498       3,385,202     7,448,049     13,265,369     1,495,210       2,464,886
      Cost of units redeemed                  (1,537,640)       (907,505)   (1,847,393)    (6,096,658)     (552,341)       (939,951)
      Annuity benefit payments                         0               0             0              0             0               0
      Net transfers                            7,632,741       3,831,917     8,314,266     24,228,006      (587,226)      4,451,477
      Contract maintenance charge                 (5,680)         (4,224)       (8,205)       (25,142)       (2,330)         (3,604)
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions         15,009,919       6,305,390    13,906,717     31,371,575       353,313       5,972,808
                                             ---------------------------------------------------------------------------------------

Increase (decrease) in net assets             22,123,717      10,098,162    23,661,038     48,144,026     2,404,778      11,014,109
Net assets at beginning of period             17,649,384      14,879,604    22,343,790     90,425,269     8,426,746      11,040,704
                                             ---------------------------------------------------------------------------------------
Net assets at end of period                  $39,773,101   $  24,977,766   $46,004,828   $138,569,295   $10,831,524   $  22,054,813
                                             =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                              Small & Mid    SunAmerica                      Telecom       Worldwide     Aggressive
                                               Cap Value      Balanced      Technology       Utility      High Income      Growth
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                               (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 3)
                                             ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   (149,046)  $    130,839   $   (104,568)  $     90,429   $    342,010   $   (16,364)
      Net realized gains (losses) from
          securities transactions                 184,683       (191,742)       (55,151)      (103,164)       296,157        12,528
      Change in net unrealized appreciation
          (depreciation) of investments         3,823,339      2,379,581      2,545,189        315,713        442,670       225,833
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                     3,858,976      2,318,678      2,385,470        302,978      1,080,837       221,997
                                             ---------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold              8,562,689      1,730,320      1,381,600        300,233      1,247,666     1,555,095
      Cost of units redeemed                     (229,449)    (1,096,829)      (324,907)       (85,278)      (326,861)     (117,375)
      Annuity benefit payments                          0              0              0              0              0             0
      Net transfers                             5,998,747      3,488,820      4,108,351       (357,953)     1,433,208       996,819
      Contract maintenance charge                    (870)        (4,860)        (2,102)          (582)          (710)         (116)
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions          14,331,117      4,117,451      5,162,942       (143,580)     2,353,303     2,434,423
                                             ---------------------------------------------------------------------------------------

Increase (decrease) in net assets              18,190,093      6,436,129      7,548,412        159,398      3,434,140     2,656,420
Net assets at beginning of period               2,903,981     15,237,993      3,544,791      2,154,956      2,601,584       143,649
                                             ---------------------------------------------------------------------------------------
Net assets at end of period                  $ 21,094,074   $ 21,674,122   $ 11,093,203   $  2,314,354   $  6,035,724   $ 2,800,069
                                             =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                                            Davis
                                               Alliance      Blue Chip        Cash         Corporate       Venture       "Dogs" of
                                                Growth         Growth      Management        Bond           Value       Wall Street
                                               Portfolio     Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                               (Class 3)     (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                             ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   (147,829)  $   (23,022)  $    473,373   $    911,062   $   (154,021)  $     65,459
      Net realized gains (losses) from
          securities transactions                  44,059        29,385       (238,766)        29,715        166,365         20,739
      Change in net unrealized appreciation
          (depreciation) of investments         2,281,271       342,658       (679,542)       150,645     11,036,267        647,304
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                     2,177,501       349,021       (444,935)     1,091,422     11,048,611        733,502
                                             ---------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold             14,354,725     2,462,952     89,514,022     17,821,820     40,028,104      3,634,445
      Cost of units redeemed                     (670,629)     (152,180)   (25,356,466)      (841,149)    (1,622,196)      (137,815)
      Annuity benefit payments                          0             0              0              0              0              0
      Net transfers                             6,323,520       647,293    (10,535,051)     7,003,919     21,762,508      1,441,222
      Contract maintenance charge                    (733)         (129)          (866)          (405)        (1,826)           (90)
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions          20,006,883     2,957,936     53,621,639     23,984,185     60,166,590      4,937,762
                                             ---------------------------------------------------------------------------------------

Increase (decrease) in net assets              22,184,384     3,306,957     53,176,704     25,075,607     71,215,201      5,671,264
Net assets at beginning of period               1,623,657       151,984      5,890,439      1,965,978      4,232,590        270,372
                                             ---------------------------------------------------------------------------------------
Net assets at end of period                  $ 23,808,041   $ 3,458,941   $ 59,067,143   $ 27,041,585   $ 75,447,791   $  5,941,636
                                             =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                              Federated                                                  Goldman
                                               Emerging       American        Foreign        Global         Global        Sachs
                                                Markets        Leaders         Value          Bond         Equities      Research
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio    Portfolio
                                               (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)    (Class 3)
                                             ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $    (19,904)  $     14,692   $   (288,839)  $    (58,648)  $    (16,213)  $  (1,242)
      Net realized gains (losses) from
          securities transactions                 278,839         32,822        720,008         15,418         64,028       2,467
      Change in net unrealized appreciation
          (depreciation) of investments           447,681        890,759      7,541,855         52,237        261,219      17,637
                                             ------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                       706,616        938,273      7,973,024          9,007        309,034      18,862
                                             ------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold              2,134,768      4,300,466     27,266,674      5,418,724      1,596,331     156,163
      Cost of units redeemed                     (671,272)      (283,925)    (1,103,469)      (487,634)       (87,491)        (95)
      Annuity benefit payments                          0              0              0              0              0           0
      Net transfers                               196,102      1,906,862     14,995,704      2,033,056        848,843      (1,564)
      Contract maintenance charge                    (101)          (182)        (1,112)          (105)           (52)         (7)
                                             ------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions           1,659,497      5,923,221     41,157,797      6,964,041      2,357,631     154,497
                                             ------------------------------------------------------------------------------------

Increase (decrease) in net assets               2,366,113      6,861,494     49,130,821      6,973,048      2,666,665     173,359
Net assets at beginning of period                 127,859        883,424      2,690,488        288,310        115,958      13,727
                                             ------------------------------------------------------------------------------------
Net assets at end of period                  $  2,493,972   $  7,744,918   $ 51,821,309   $  7,261,358   $  2,782,623   $ 187,086
                                             ====================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                         International  International
                                                Growth-       Growth       High-Yield     Diversified      Growth         Marsico
                                                Income     Opportunities      Bond         Equities       & Income        Growth
                                               Portfolio     Portfolio      Portfolio      Portfolio      Portfolio      Portfolio
                                               (Class 3)     (Class 3)      (Class 3)      (Class 3)      (Class 3)      (Class 3)
                                             ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   (24,484)  $    (12,141)  $  1,100,410   $    765,269   $     12,581   $    (79,711)
      Net realized gains (losses) from
          securities transactions                 96,931         26,726      1,549,798        548,388        952,238         33,643
      Change in net unrealized appreciation
          (depreciation) of investments        1,114,081        180,412      1,410,886      4,217,369      1,984,208      1,358,735
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                    1,186,528        194,997      4,061,094      5,531,026      2,949,027      1,312,667
                                             ---------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold             4,661,708        941,388     22,531,331     18,296,446      7,693,514      6,360,201
      Cost of units redeemed                    (245,664)       (51,041)    (1,791,680)      (893,197)    (2,347,270)      (357,498)
      Annuity benefit payments                         0              0              0              0              0              0
      Net transfers                            2,233,143        607,545         57,780      9,755,898      3,838,020      4,280,112
      Contract maintenance charge                   (204)           (94)          (318)          (784)          (230)          (349)
                                             ---------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions          6,648,983      1,497,798     20,797,113     27,158,363      9,184,034     10,282,466
                                             ---------------------------------------------------------------------------------------

Increase (decrease) in net assets              7,835,511      1,692,795     24,858,207     32,689,389     12,133,061     11,595,133
Net assets at beginning of period              1,415,931        195,143      1,339,542      1,506,305        960,599        757,390
                                             ---------------------------------------------------------------------------------------
Net assets at end of period                  $ 9,251,442   $  1,887,938   $ 26,197,749   $ 34,195,694   $ 13,093,660   $ 12,352,523
                                             ======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                  MFS
                                             Massachusetts       MFS                         Putnam
                                               Investors       Mid-Cap       MFS Total       Growth:        Real        Small & Mid
                                                 Trust         Growth         Return         Voyager       Estate        Cap Value
                                               Portfolio      Portfolio      Portfolio      Portfolio     Portfolio      Portfolio
                                               (Class 3)      (Class 3)      (Class 3)      (Class 3)     (Class 3)      (Class 3)
                                             --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $    (29,661)  $   (175,051)  $  1,218,862   $   (17,352)  $     89,244   $   (195,420)
      Net realized gains (losses) from
          securities transactions                  31,138        240,526         96,318        20,005         85,445        302,506
      Change in net unrealized appreciation
          (depreciation) of investments         1,519,670      3,179,195      3,031,631       250,731      1,103,322      4,961,951
                                             --------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                     1,521,147      3,244,670      4,346,811       253,384      1,278,011      5,069,037
                                             --------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold              8,539,800     16,793,458     26,082,150     1,370,274      4,712,170     18,300,375
      Cost of units redeemed                     (368,955)    (1,586,465)    (1,981,368)      (66,921)      (270,672)      (774,510)
      Annuity benefit payments                          0              0              0             0              0              0
      Net transfers                             4,428,095      6,698,974     19,382,023       377,840      3,389,622     10,247,170
      Contract maintenance charge                    (288)          (662)        (1,669)          (88)          (274)          (664)
                                             --------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions          12,598,652     21,905,305     43,481,136     1,681,105      7,830,846     27,772,371
                                             --------------------------------------------------------------------------------------

Increase (decrease) in net assets              14,119,799     25,149,975     47,827,947     1,934,489      9,108,857     32,841,408
Net assets at beginning of period                 799,034      1,484,978      3,598,858       437,384        426,417      1,774,785
                                             --------------------------------------------------------------------------------------
Net assets at end of period                  $ 14,918,833   $ 26,634,953   $ 51,426,805   $ 2,371,873   $  9,535,274   $ 34,616,193
                                             ======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                              SunAmerica                   Telecom    Worldwide                     Emerging
                                               Balanced      Technology    Utility   High Income     Comstock        Growth
                                               Portfolio     Portfolio    Portfolio   Portfolio     Portfolio       Portfolio
                                               (Class 3)     (Class 3)    (Class 3)   (Class 3)     (Class II)      (Class II)
                                             ---------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $    42,804   $    (32,883)  $  2,643   $  35,913    $    (901,791)  $   (272,215)
      Net realized gains (losses) from
          securities transactions                 13,990        169,467        865      (6,298)         (65,570)      (163,147)
      Change in net unrealized appreciation
          (depreciation) of investments          289,529        563,191      1,959       2,744       29,450,249      4,276,007
                                             ---------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                      346,323        699,775      5,467      32,359       28,482,888      3,840,645
                                             ---------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold             2,714,527      2,511,985     58,197     268,442       21,397,565      5,029,202
      Cost of units redeemed                    (149,327)      (259,195)   (19,330)   (485,609)      (5,272,164)      (961,061)
      Annuity benefit payments                         0              0          0           0             (177)             0
      Net transfers                            2,389,821      1,925,718        (10)    637,797       42,326,254      6,681,415
      Contract maintenance charge                   (265)          (144)         0           0          (35,016)        (5,367)
                                             ---------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions          4,954,756      4,178,364     38,857     420,630       58,416,462     10,744,189
                                             ---------------------------------------------------------------------------------

Increase (decrease) in net assets              5,301,079      4,878,139     44,324     452,989       86,899,350     14,584,834
Net assets at beginning of period                313,544        252,890        322         310       69,071,417     10,675,131
                                             ---------------------------------------------------------------------------------
Net assets at end of period                  $ 5,614,623   $  5,131,029   $ 44,646   $ 453,299    $ 155,970,767   $ 25,259,965
                                             =================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                           Growth and                  Conservative  Conservative
                                            Income         Balanced      Balanced       Growth     Equity Income  Flexible Income
                                           Portfolio      Portfolio      Portfolio     Portfolio        Fund         Portfolio
                                           (Class II)     (Class 1)      (Class 1)     (Class 1)     (Class 1)       (Class 1)
                                         ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
  Net investment income (loss)           $   (865,790)  $    708,751   $    46,055   $   270,088   $   138,688      $   203,159
  Net realized gains (losses) from
      securities transactions                (154,614)       177,081        24,244        21,453        31,801          127,048
  Change in net unrealized appreciation
      (depreciation) of investments        24,732,770     15,635,079     1,086,642    11,008,693     3,219,226        1,993,484
                                         ----------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        from operations                    23,712,366     16,520,911     1,156,941    11,300,234     3,389,715        2,323,691
                                         ----------------------------------------------------------------------------------------

From capital transactions:
  Net proceeds from units sold             38,300,785     10,928,945       977,987     5,008,567       673,497        2,098,786
  Cost of units redeemed                   (5,375,352)    (6,949,286)     (372,380)   (3,364,558)     (849,469)      (2,103,589)
  Annuity benefit payments                          0              0             0             0             0                0
  Net transfers                            32,593,981     36,612,049     4,008,078    17,701,549     4,271,905       11,848,695
  Contract maintenance charge                 (28,576)       (19,697)       (1,349)      (12,366)       (3,339)          (4,795)
                                         ----------------------------------------------------------------------------------------
      Increase (decrease) in net assets
        from capital transactions          65,490,838     40,572,011     4,612,336    19,333,192     4,092,594       11,839,097
                                         ----------------------------------------------------------------------------------------

Increase (decrease) in net assets          89,203,204     57,092,922     5,769,277    30,633,426     7,482,309       14,162,788
Net assets at beginning of period          54,671,463     56,256,951     5,293,412    30,829,627     9,177,433       13,683,644
                                         ----------------------------------------------------------------------------------------
Net assets at end of period              $143,874,667   $113,349,873   $11,062,689   $61,463,053   $16,659,742      $27,846,432
                                         ========================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                         International     Mid Cap       Money
                                                Growth     Growth & Income    Income        Growth          Stock        Market
                                                 Fund           Fund           Fund          Fund           Fund         Fund
                                               (Class 1)      (Class 1)      (Class 1)     (Class 1)      (Class 1)    (Class 1)
                                             -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
      Net investment income (loss)           $   (18,426)    $   (13,990)   $  408,635    $    (271)    $   (27,409)  $   (37,731)
      Net realized gains (losses) from
          securities transactions                (18,139)        (47,811)       34,610         (538)         24,352             0
      Change in net unrealized appreciation
          (depreciation) of investments          340,462       1,355,322       151,506       39,388         591,324             0
                                             -------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from operations                      303,897       1,293,521       594,751       38,579         588,267       (37,731)
                                             -------------------------------------------------------------------------------------

From capital transactions:
      Net proceeds from units sold                31,502         520,930       951,755       13,968          48,063       166,381
      Cost of units redeemed                     (31,034)       (319,742)     (980,617)      (3,655)       (176,625)     (684,861)
      Annuity benefit payments                         0               0             0            0               0             0
      Net transfers                              316,540       2,313,540     4,133,723       39,236       1,158,201       804,031
      Contract maintenance charge                   (487)         (1,681)       (1,651)        (108)           (702)       (3,042)
                                             -------------------------------------------------------------------------------------
          Increase (decrease) in net assets
            from capital transactions            316,521       2,513,047     4,103,210       49,441       1,028,937       282,509
                                             -------------------------------------------------------------------------------------

Increase (decrease) in net assets                620,418       3,806,568     4,697,961       88,020       1,617,204       244,778
Net assets at beginning of period                960,165       3,397,213     5,296,791       96,349       1,545,047     4,192,292
                                             -------------------------------------------------------------------------------------
Net assets at end of period                  $ 1,580,583     $ 7,203,781    $9,994,752    $ 184,369     $ 3,162,251   $ 4,437,070
                                             =====================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                              Short Term      Small        Strategic        U.S.         West Coast
                                                 REIT           Income      Cap Stock       Growth       Government        Equity
                                                 Fund            Fund         Fund         Portfolio   Securities Fund      Fund
                                            (Class 1) (1) *    (Class 1)    (Class 1)      (Class 1)      (Class 1)      (Class 1)
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $       (150)   $   168,044   $   (13,252)  $   (10,947)  $    719,642     $   (91,816)
     Net realized gains (losses) from
         securities transactions                    3,848        (14,053)        2,511       (19,803)       (91,791)         34,815
     Change in net unrealized appreciation
         (depreciation) of investments                 63        (34,368)      488,822     2,786,975       (537,046)      2,813,545
                                            ---------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                          3,761        119,623       478,081     2,756,225         90,805       2,756,544
                                            ---------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                       0        521,478        38,877     1,831,983      1,398,115         499,766
     Cost of units redeemed                             0     (1,070,850)      (72,189)     (471,548)    (2,120,770)       (677,641)
     Annuity benefit payments                           0              0             0             0              0               0
     Net transfers                                 (3,309)     2,850,182       670,683     3,289,097      6,725,915       3,021,139
     Contract maintenance charge                        0           (705)         (252)       (4,188)        (4,823)         (2,657)
                                            ---------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions               (3,309)     2,300,105       637,119     4,645,344      5,998,437       2,840,607
                                            ---------------------------------------------------------------------------------------

Increase (decrease) in net assets                     452      2,419,728     1,115,200     7,401,569      6,089,242       5,597,151
Net assets at beginning of period                       0      2,038,212       482,497     6,316,415     13,912,635       5,088,442
                                            ---------------------------------------------------------------------------------------
Net assets at end of period                  $        452    $ 4,457,940   $ 1,597,697   $13,717,984   $ 20,001,877     $10,685,593
                                            =======================================================================================

      (1) For the period from October 1, 2003 (inception) to December 31, 2003.

      * Increase (decrease) relates to net assets retained in Variable Separate Account by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                           Conservative  Conservative
                                               Balanced      Balanced       Growth     Equity Income  Flexible Income      Growth
                                              Portfolio     Portfolio      Portfolio        Fund         Portfolio          Fund
                                              (Class 2)     (Class 2)      (Class 2)     (Class 2)       (Class 2)       (Class 2)
                                             ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   247,643   $     7,321   $    67,898   $     47,820    $    118,291    $    (14,526)
     Net realized gains (losses) from
         securities transactions                 135,877        24,290        85,734         16,839          56,440          (4,930)
     Change in net unrealized appreciation
         (depreciation) of investments         9,381,180       531,127     4,811,520      1,818,888       1,959,825         239,366
                                             --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                     9,764,700       562,738     4,965,152      1,883,547       2,134,556         219,910
                                             --------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold             14,654,869     1,072,607     6,884,523        689,500       2,652,527          85,942
     Cost of units redeemed                   (3,650,256)     (107,343)   (1,483,043)      (254,477)       (788,917)        (39,563)
     Annuity benefit payments                          0             0             0              0               0               0
     Net transfers                            26,401,100     3,177,247     5,455,922      2,481,107      19,493,520         322,611
     Contract maintenance charge                 (11,747)         (865)       (5,526)        (2,077)         (4,544)           (250)
                                             --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions          37,393,966     4,141,646    10,851,876      2,914,053      21,352,586         368,740
                                             --------------------------------------------------------------------------------------

Increase (decrease) in net assets             47,158,666     4,704,384    15,817,028      4,797,600      23,487,142         588,650
Net assets at beginning of period             30,039,868     2,096,260    13,916,380      5,420,503       9,135,987         621,532
                                             --------------------------------------------------------------------------------------
Net assets at end of period                  $77,198,534   $ 6,800,644   $29,733,408   $ 10,218,103    $ 32,623,129    $  1,210,182
                                             ======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                           International    Mid Cap       Money
                                            Growth & Income     Income        Growth         Stock        Market          REIT
                                                 Fund            Fund          Fund          Fund          Fund           Fund
                                               (Class 2)       (Class 2)     (Class 2)     (Class 2)     (Class 2)   (Class 2) (1) *
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $     (10,457)   $   677,949   $       (727)  $  (14,570)  $   (44,315)   $         (2)
     Net realized gains (losses) from
         securities transactions                    3,195         46,529         (1,850)      (1,397)            0               4
     Change in net unrealized appreciation
         (depreciation) of investments            444,773        319,389         38,016      259,826             0              42
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                        437,511      1,043,867         35,439      243,859       (44,315)             44
                                            --------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                 119,098      3,014,062         10,456      129,561        35,989               0
     Cost of units redeemed                       (94,210)    (1,001,487)          (513)     (35,308)     (461,789)              0
     Annuity benefit payments                           0              0              0            0             0               0
     Net transfers                                922,855      9,787,430         22,751      499,174    (1,138,453)            315
     Contract maintenance charge                     (628)        (2,527)           (42)        (227)       (1,578)            (57)
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions              947,115     11,797,478         32,652      593,200    (1,565,831)            258
                                            --------------------------------------------------------------------------------------

Increase (decrease) in net assets               1,384,626     12,841,345         68,091      837,059    (1,610,146)            302
Net assets at beginning of period               1,300,502      8,189,881         93,445      676,899     4,680,826               0
                                            --------------------------------------------------------------------------------------
Net assets at end of period                 $   2,685,128    $21,031,226   $    161,536   $1,513,958   $ 3,070,680    $        302
                                            ======================================================================================

      (1) For the period from October 1, 2003 (inception) to December 31, 2003.

      * Increase (decrease) relates to net assets retained in Variable Separate Account by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                                                     Nations
                                             Short Term      Small      Strategic         U.S.        West Coast      Asset
                                               Income      Cap Stock     Growth        Government       Equity      Allocation
                                                Fund          Fund      Portfolio   Securities Fund      Fund       Portfolio
                                              (Class 2)    (Class 2)    (Class 2)      (Class 2)       (Class 2)    (Class B)
                                            -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $    82,262   $   (8,134)  $  (15,815)   $    595,151    $   (48,008)  $     1,810
     Net realized gains (losses) from
         securities transactions                   (708)       1,031       49,158        (142,623)       (11,920)        3,828
     Change in net unrealized appreciation
         (depreciation) of investments            5,635      265,979    1,162,262        (451,365)     1,211,058       131,100
                                            ----------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                       87,189      258,876    1,195,605           1,163      1,151,130       136,738
                                            ----------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold             1,250,580      109,434    2,533,875       1,528,053        452,096       409,257
     Cost of units redeemed                    (135,376)     (40,064)     (85,271)       (683,409)      (218,675)      (45,574)
     Annuity benefit payments                         0            0            0               0              0             0
     Net transfers                            3,755,111      469,337    1,698,703       3,074,443      1,474,196       462,888
     Contract maintenance charge                   (382)        (120)      (1,115)         (5,482)        (1,080)          (84)
                                            ----------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions          4,869,933      538,587    4,146,192       3,913,605      1,706,537       826,487
                                            ----------------------------------------------------------------------------------

Increase (decrease) in net assets             4,957,122      797,463    5,341,797       3,914,768      2,857,667       963,225
Net assets at beginning of period             1,186,149      233,628    2,319,061      12,261,264      2,313,911       320,275
                                            ----------------------------------------------------------------------------------
Net assets at end of period                 $ 6,143,271   $1,031,091   $7,660,858    $ 16,176,032    $ 5,171,578   $ 1,283,500
                                            ==================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                       Nations
                                              Nations     Nations        Nations       Marsico       Nations      Nations
                                              Capital    High Yield   International    Focused       Marsico      Marsico
                                              Growth        Bond          Value        Equities      Growth     21st Century
                                             Portfolio   Portfolio      Portfolio     Portfolio     Portfolio    Portfolio
                                             (Class B)   (Class B)      (Class B)     (Class B)     (Class B)    (Class B)
                                             -------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $  (7,863)  $   803,603   $    (22,023)  $  (226,266)  $  (34,968)  $    (8,927)
     Net realized gains (losses) from
         securities transactions               (5,337)      181,481         (3,103)       (4,620)       2,139        31,301
     Change in net unrealized appreciation
         (depreciation) of investments        115,488     1,527,022      2,503,120     4,103,699      597,431       191,203
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                    102,288     2,512,106      2,477,994     3,872,813      564,602       213,577
                                            -------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold             381,814     5,389,644          8,654     7,165,869      612,075        83,988
     Cost of units redeemed                   (92,630)     (654,001)      (355,235)     (730,760)    (175,501)      (37,132)
     Annuity benefit payments                       0             0              0             0            0             0
     Net transfers                             21,767     3,692,512       (251,117)    5,717,105      620,297       303,293
     Contract maintenance charge                  (81)         (914)        (1,227)       (2,023)        (270)         (165)
                                            -------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions          310,870     8,427,241       (598,925)   12,150,191    1,056,601       349,984
                                            -------------------------------------------------------------------------------

Increase (decrease) in net assets             413,158    10,939,347      1,879,069    16,023,004    1,621,203       563,561
Net assets at beginning of period             474,292     5,347,918      5,350,084     7,318,854    1,553,431       357,174
                                            -------------------------------------------------------------------------------
Net assets at end of period                 $ 887,450   $16,287,265   $  7,229,153   $23,341,858   $3,174,634   $   920,735
                                            ===============================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                               Nations
                                               Marsico       Nations      Nations
                                            International     MidCap       Small       Nations        Asset          Cash
                                            Opportunities     Growth      Company       Value       Allocation    Management
                                              Portfolio     Portfolio    Portfolio    Portfolio      Series         Series
                                              (Class B)     (Class B)    (Class B)    (Class B)     (Class A)      (Class A)
                                            ----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $    (12,667)  $  (19,364)  $  (37,518)  $       53   $  1,780,706   $    (39,118)
     Net realized gains (losses) from
         securities transactions                   7,881        1,173      (45,944)     (14,546)    (3,242,948)    (1,039,582)
     Change in net unrealized appreciation
         (depreciation) of investments           362,067      313,741      808,271      634,701     16,844,375        761,673
                                            ---------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                       357,281      295,550      724,809      620,208     15,382,133       (317,027)
                                            ---------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold                885,893      190,127      660,862      908,801        561,754        292,952
     Cost of units redeemed                      (33,982)     (58,607)     (95,632)    (213,086)   (10,977,109)   (17,252,868)
     Annuity benefit payments                          0            0            0            0       (352,213)      (229,049)
     Net transfers                               911,277      774,469      488,124      860,745      2,285,292     (1,043,474)
     Contract maintenance charge                    (120)        (203)        (313)        (277)       (35,327)       (17,197)
                                            ---------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions           1,763,068      905,786    1,053,041    1,556,183     (8,517,603)   (18,249,636)
                                            ---------------------------------------------------------------------------------

Increase (decrease) in net assets              2,120,349    1,201,336    1,777,850    2,176,391      6,864,530    (18,566,663)
Net assets at beginning of period                162,764      825,185    1,653,094    1,514,847     77,262,301     42,259,574
                                            ---------------------------------------------------------------------------------
Net assets at end of period                 $  2,283,113   $2,026,521   $3,430,944   $3,691,238   $ 84,126,831   $ 23,692,911
                                            =================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                                                                            U.S.
                                                                                                        Government/
                                                              Growth-      High-Yield                    AAA-Rated       Asset
                                               Growth         Income          Bond      International   Securities     Allocation
                                               Series         Series         Series         Series        Series          Fund
                                              (Class A)      (Class A)      (Class A)     (Class A)      (Class A)      (Class 2)
                                            ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $ (5,901,383)  $  2,014,177   $ 3,475,381   $   (496,762)  $  2,407,479   $    679,271
     Net realized gains (losses) from
         securities transactions             (35,679,738)    (4,950,872)   (2,346,211)   (11,302,957)       107,329         23,246
     Change in net unrealized appreciation
         (depreciation) of investments       191,157,373    149,471,239     9,052,007     38,778,501     (1,906,536)     6,543,159
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                   149,576,252    146,534,544    10,181,177     26,978,782        608,272      7,245,676
                                            --------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold              3,731,056      4,278,136       449,290        978,499        336,598      4,184,949
     Cost of units redeemed                  (54,113,636)   (61,677,017)   (6,432,675)   (12,911,872)   (10,083,353)    (2,136,441)
     Annuity benefit payments                 (2,246,559)    (2,765,355)     (304,996)      (333,939)      (392,237)             0
     Net transfers                             1,226,682      2,407,781     1,489,879     (4,170,313)    (8,830,326)    42,621,919
     Contract maintenance charge                (220,292)      (240,766)      (23,498)       (44,976)       (27,349)       (14,462)
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions         (51,622,749)   (57,997,221)   (4,822,000)   (16,482,601)   (18,996,667)    44,655,965
                                            --------------------------------------------------------------------------------------

Increase (decrease) in net assets             97,953,503     88,537,323     5,359,177     10,496,181    (18,388,395)    51,901,641
Net assets at beginning of period            461,949,416    499,046,074    47,100,049    103,399,320     73,975,247     11,255,126
                                            --------------------------------------------------------------------------------------
Net assets at end of period                 $559,902,919   $587,583,397   $52,459,226   $113,895,501   $ 55,586,852   $ 63,156,767
                                            ======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                               Global                        Growth-          Growth        Mid Cap
                                               Growth          Growth        Income         and Income       Value
                                                Fund            Fund          Fund          Portfolio      Portfolio
                                              (Class 2)      (Class 2)      (Class 2)       (Class VC)    (Class VC)
                                            --------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $   (275,481)  $   (868,715)  $     216,319   $   (203,810)  $   (180,300)
     Net realized gains (losses) from
         securities transactions                 198,356        318,802         237,672         62,202        436,131
     Change in net unrealized appreciation
         (depreciation) of investments         8,328,168     21,030,206      27,946,793     12,492,119      5,822,575
                                            -------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                     8,251,043     20,480,293      28,400,784     12,350,511      6,078,406
                                            -------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold             17,682,071     43,117,704      54,351,984     16,285,765      2,128,241
     Cost of units redeemed                   (1,334,894)    (3,996,919)     (4,507,905)    (1,997,918)    (1,961,900)
     Annuity benefit payments                          0         (1,670)         (1,441)             0           (655)
     Net transfers                            31,398,074    100,608,848     106,171,825     28,354,994     18,408,894
     Contract maintenance charge                  (4,791)       (18,150)        (27,469)       (14,787)        (9,900)
                                            -------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions          47,740,460    139,709,813     155,986,994     42,628,054     18,564,680
                                            -------------------------------------------------------------------------

Increase (decrease) in net assets             55,991,503    160,190,106     184,387,778     54,978,565     24,643,086
Net assets at beginning of period              5,341,576     12,902,924      21,685,563     19,890,469     14,682,783
                                            -------------------------------------------------------------------------
Net assets at end of period                 $ 61,333,079   $173,093,030   $ 206,073,341   $ 74,869,034   $ 39,325,869
                                            =========================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003

                                                                              Government
                                                 Asset         Capital            and                         Natural       Asset
                                              Allocation     Appreciation    Quality Bond      Growth        Resources   Allocation
                                               Portfolio      Portfolio        Portfolio     Portfolio       Portfolio    Portfolio
                                               (Class 1)      (Class 1)        (Class 1)     (Class 1)       (Class 1)    (Class 2)
                                            ----------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $   8,719,064  $  (15,129,916)  $ 13,168,969   $  (4,759,823)  $  (458,484)  $  122,895
     Net realized gains (losses) from
         securities transactions              (12,140,281)   (168,980,114)     4,857,513     (52,536,417)    3,471,568        8,673
     Change in net unrealized appreciation
         (depreciation) of investments        (39,308,729)   (106,649,186)    22,469,339     (58,068,768)   (1,165,393)    (389,583)
                                            ---------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                    (42,729,946)   (290,759,216)    40,495,821    (115,365,008)    1,847,691     (258,015)
                                            ---------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold               2,588,839       9,879,736      5,299,062       4,455,782       539,628    3,253,770
     Cost of units redeemed                   (45,721,660)   (102,091,997)   (70,557,518)    (39,285,213)   (7,433,071)     (52,499)
     Annuity benefit payments                    (358,696)       (444,849)      (263,333)       (155,766)      (22,332)           0
     Net transfers                            (23,668,299)   (109,702,160)   165,641,441     (28,673,144)   18,192,373    2,510,316
     Contract maintenance charge                 (188,032)       (470,906)      (168,300)       (184,785)      (29,715)        (254)
                                            ---------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions          (67,347,848)   (202,830,176)    99,951,352     (63,843,126)   11,246,883    5,711,333
                                            ---------------------------------------------------------------------------------------

Increase (decrease) in net assets            (110,077,794)   (493,589,392)   140,447,173    (179,208,133)   13,094,574    5,453,318
Net assets at beginning of period             493,103,920   1,282,089,364    490,147,870     506,246,265    56,619,278      584,782
                                            ---------------------------------------------------------------------------------------
Net assets at end of period                 $ 383,026,126  $  788,499,972   $630,595,043   $ 327,038,132   $69,713,852   $6,038,100
                                            =======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2003
                                   (continued)

                                                            Government
                                               Capital         and                         Natural         Asset         Capital
                                             Appreciation  Quality Bond      Growth       Resources     Allocation     Appreciation
                                              Portfolio      Portfolio      Portfolio     Portfolio      Portfolio      Portfolio
                                              (Class 2)      (Class 2)      (Class 2)     (Class 2)    (Class 3) (1)  (Class 3) (1)
                                            ---------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)           $   (599,024)  $  1,598,943   $   (245,431)  $   (20,576)  $       (445)  $     (5,709)
     Net realized gains (losses) from
         securities transactions                (752,924)        74,109       (571,124)      114,920             17            515
     Change in net unrealized appreciation
         (depreciation) of investments        (8,461,287)     2,303,092     (4,322,660)     (151,000)          (232)       (74,900)
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from operations                    (9,813,235)     3,976,144     (5,139,215)      (56,656)          (660)       (80,094)
                                            --------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold             27,092,830     31,007,893     14,354,470     2,383,484        256,839      4,144,976
     Cost of units redeemed                   (1,750,895)    (2,890,210)    (1,626,306)     (140,245)           (10)        (5,131)
     Annuity benefit payments                          0              0              0             0              0              0
     Net transfers                            26,928,381     49,301,549     13,957,555     3,386,080           (384)       603,912
     Contract maintenance charge                  (5,122)        (5,610)        (2,245)         (662)             0              0
                                            --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
           from capital transactions          52,265,194     77,413,622     26,683,474     5,628,657        256,445      4,743,757
                                            --------------------------------------------------------------------------------------

Increase (decrease) in net assets             42,451,959     81,389,766     21,544,259     5,572,001        255,785      4,663,663
Net assets at beginning of period             13,819,885     15,586,265      7,573,659       745,701              0              0
                                            --------------------------------------------------------------------------------------
Net assets at end of period                 $ 56,271,844   $ 96,976,031   $ 29,117,918   $ 6,317,702   $    255,785   $  4,663,663
                                            ======================================================================================

      (1) For the period from September 30, 2002 (inception) to December 31,
          2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                           Government
                                                                              and                                  Natural
                                                                          Quality Bond          Growth            Resources
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $       (10,439)   $        (3,690)   $          (171)
     Net realized gains (losses) from
         securities transactions                                                      81                916                 96
     Change in net unrealized appreciation
         (depreciation) of investments                                            99,282             (4,153)             5,300
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                        88,924             (6,927)             5,225
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              6,638,377          2,035,587            110,040
     Cost of units redeemed                                                       (7,297)            (1,163)              (305)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                               910,716            191,921             61,216
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           7,541,796          2,226,345            170,951
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                              7,630,720          2,219,418            176,176
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     7,630,720    $     2,219,418    $       176,176
                                                                         =====================================================

                                                                           Aggressive          Alliance           Blue Chip
                                                                             Growth             Growth             Growth
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $    (2,199,872)   $   (15,848,784)   $      (283,584)
     Net realized gains (losses) from
         securities transactions                                             (75,609,893)      (289,897,752)        (3,942,039)
     Change in net unrealized appreciation
         (depreciation) of investments                                        22,849,423       (202,499,334)        (4,171,910)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                   (54,960,342)      (508,245,870)        (8,397,533)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              2,015,448         10,297,922            675,962
     Cost of units redeemed                                                  (17,531,034)      (120,424,133)        (1,778,206)
     Annuity benefit payments                                                    (57,258)          (653,762)            (1,542)
     Net transfers                                                           (43,499,649)      (221,313,177)           656,233
     Contract maintenance charge                                                (110,312)          (702,551)           (10,369)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions         (59,182,805)      (332,795,701)          (457,922)
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                           (114,143,147)      (841,041,571)        (8,855,455)
Net assets at beginning of period                                            241,620,812      1,711,659,087         26,966,192
                                                                         -----------------------------------------------------
Net assets at end of period                                              $   127,477,665    $   870,617,516    $    18,110,737
                                                                         =====================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                                                    Davis
                                                                              Cash             Corporate           Venture
                                                                            Management           Bond               Value
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $     5,970,325    $     9,733,063    $   (16,772,942)
     Net realized gains (losses) from
         securities transactions                                              (6,240,171)        (1,497,814)       (65,103,153)
     Change in net unrealized appreciation
         (depreciation) of investments                                          (372,363)         3,192,678       (290,011,168)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                      (642,209)        11,427,927       (371,887,263)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              6,810,402          1,717,010         14,346,003
     Cost of units redeemed                                                 (144,209,688)       (25,523,831)      (172,525,248)
     Annuity benefit payments                                                   (286,088)           (95,730)          (682,370)
     Net transfers                                                            23,677,933          6,309,244       (139,342,784)
     Contract maintenance charge                                                (108,513)           (65,123)          (829,006)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions        (114,115,954)       (17,658,430)      (299,033,405)
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                           (114,758,163)        (6,230,503)      (670,920,668)
Net assets at beginning of period                                            421,899,357        216,560,752      2,129,293,163
                                                                         -----------------------------------------------------
Net assets at end of period                                              $   307,141,194    $   210,330,249    $ 1,458,372,495
                                                                         =====================================================

                                                                                                                  Federated
                                                                            "Dogs" of          Emerging            American
                                                                           Wall Street          Markets            Leaders
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $       271,771    $      (903,205)   $      (908,852)
     Net realized gains (losses) from
         securities transactions                                              (2,586,493)        (6,189,051)       (11,524,991)
     Change in net unrealized appreciation
         (depreciation) of investments                                        (8,537,645)            14,226        (34,337,720)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                   (10,852,367)        (7,078,030)       (46,771,563)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                                788,377            507,299          1,715,655
     Cost of units redeemed                                                  (10,298,641)        (7,092,990)       (19,718,193)
     Annuity benefit payments                                                     (8,718)           (20,579)           (62,332)
     Net transfers                                                            14,236,623          5,278,518          6,023,025
     Contract maintenance charge                                                 (47,472)           (38,389)           (84,066)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           4,670,169         (1,366,141)       (12,125,911)
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                             (6,182,198)        (8,444,171)       (58,897,474)
Net assets at beginning of period                                             96,213,062         66,192,705        222,847,450
                                                                         -----------------------------------------------------
Net assets at end of period                                              $    90,030,864    $    57,748,534    $   163,949,976
                                                                         =====================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                                                  Goldman
                                                                             Global             Global             Sachs
                                                                              Bond             Equities           Research
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $       112,377    $    (4,243,185)   $      (370,835)
     Net realized gains (losses) from
         securities transactions                                                 435,770        (89,375,323)        (8,043,924)
     Change in net unrealized appreciation
         (depreciation) of investments                                         4,185,693         (1,883,455)          (688,833)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                     4,733,840        (95,501,963)        (9,103,592)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                                719,495          2,141,333            330,594
     Cost of units redeemed                                                  (13,664,912)       (28,183,196)        (1,730,255)
     Annuity benefit payments                                                    (39,985)          (161,525)            (2,441)
     Net transfers                                                            (6,135,082)       (45,240,264)         7,092,185
     Contract maintenance charge                                                 (33,565)          (133,352)            (8,691)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions         (19,154,049)       (71,577,004)         5,681,392
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                            (14,420,209)      (167,078,968)        (3,422,200)
Net assets at beginning of period                                            123,904,152        370,629,037         27,549,026
                                                                         -----------------------------------------------------
Net assets at end of period                                              $   109,483,943    $   203,550,069    $    24,126,826
                                                                         =====================================================


                                                                             Growth-            Growth           High-Yield
                                                                             Income          Opportunities          Bond
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $    (7,162,755)   $      (316,553)   $    23,711,755
     Net realized gains (losses) from
         securities transactions                                             (63,414,569)       (10,755,689)       (40,409,708)
     Change in net unrealized appreciation
         (depreciation) of investments                                      (186,261,263)        (1,215,787)         3,063,571
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                  (256,838,587)       (12,288,029)       (13,634,382)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              8,017,444            379,290          1,519,565
     Cost of units redeemed                                                 (102,691,396)        (1,986,948)       (25,037,329)
     Annuity benefit payments                                                   (575,366)            (1,329)          (108,619)
     Net transfers                                                          (120,125,319)        (5,452,446)        12,057,816
     Contract maintenance charge                                                (460,296)           (13,047)           (71,389)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions        (215,834,933)        (7,074,480)       (11,639,956)
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                           (472,673,520)       (19,362,509)       (25,274,338)
Net assets at beginning of period                                          1,225,678,038         32,083,452        218,429,272
                                                                         -----------------------------------------------------
Net assets at end of period                                              $   753,004,518    $    12,720,943    $   193,154,934
                                                                         =====================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                          International
                                                                           Diversified       International        Marsico
                                                                            Equities        Growth & Income        Growth
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $    (2,677,045)   $    (2,069,998)   $      (494,740)
     Net realized gains (losses) from
         securities transactions                                             (47,616,897)       (38,915,359)          (442,674)
     Change in net unrealized appreciation
         (depreciation) of investments                                        (6,180,772)        (9,800,857)        (5,714,450)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                   (56,474,714)       (50,786,214)        (6,651,864)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              1,414,692          1,633,779            447,476
     Cost of units redeemed                                                  (16,123,320)       (19,129,390)        (3,444,564)
     Annuity benefit payments                                                    (85,514)           (64,400)              (151)
     Net transfers                                                           (16,293,609)        (7,784,315)        42,241,156
     Contract maintenance charge                                                 (74,497)           (83,568)           (12,101)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions         (31,162,248)       (25,427,894)        39,231,816
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                            (87,636,962)       (76,214,108)        32,579,952
Net assets at beginning of period                                            215,943,512        239,094,318         12,891,866
                                                                         -----------------------------------------------------
Net assets at end of period                                              $   128,306,550    $   162,880,210    $    45,471,818
                                                                         =====================================================

                                                                              MFS
                                                                          Massachusetts          MFS
                                                                            Investors           Mid-Cap             MFS
                                                                              Trust             Growth          Total Return
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $    (1,881,714)   $    (2,665,240)   $     2,222,265
     Net realized gains (losses) from
         securities transactions                                             (24,673,086)       (81,592,844)         4,595,234
     Change in net unrealized appreciation
         (depreciation) of investments                                       (37,581,154)       (46,522,481)       (38,445,895)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                   (64,135,954)      (130,780,565)       (31,628,396)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              2,384,551          2,613,349          7,234,316
     Cost of units redeemed                                                  (25,390,492)       (16,308,738)       (42,472,962)
     Annuity benefit payments                                                    (90,751)           (28,498)          (100,497)
     Net transfers                                                           (14,308,713)       (26,237,731)       125,264,490
     Contract maintenance charge                                                (117,452)           (90,261)          (172,242)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions         (37,522,857)       (40,051,879)        89,753,105
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                           (101,658,811)      (170,832,444)        58,124,709
Net assets at beginning of period                                            301,165,214        280,925,844        421,206,266
                                                                         -----------------------------------------------------
Net assets at end of period                                              $   199,506,403    $   110,093,400    $   479,330,975
                                                                         =====================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)


                                                                             Putnam
                                                                             Growth:             Real            SunAmerica
                                                                             Voyager            Estate            Balanced
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $    (4,448,788)   $     1,065,858    $     2,368,412
     Net realized gains (losses) from
         securities transactions                                             (61,791,847)         1,209,095        (23,199,714)
     Change in net unrealized appreciation
         (depreciation) of investments                                       (43,523,689)          (306,358)       (30,374,100)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                  (109,764,324)         1,968,595        (51,205,402)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              2,516,543            741,231          2,318,761
     Cost of units redeemed                                                  (30,810,088)        (9,968,101)       (26,010,468)
     Annuity benefit payments                                                   (141,063)           (27,522)          (105,013)
     Net transfers                                                           (56,876,784)        17,982,989        (46,777,242)
     Contract maintenance charge                                                (173,618)           (35,103)          (156,174)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions         (85,485,010)         8,693,494        (70,730,136)
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                           (195,249,334)        10,662,089       (121,935,538)
Net assets at beginning of period                                            435,653,875         81,333,161        337,548,695
                                                                         -----------------------------------------------------
Net assets at end of period                                              $   240,404,541    $    91,995,250    $   215,613,157
                                                                         =====================================================

                                                                                                Telecom           Worldwide
                                                                            Technology          Utility          High Income
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 1)          (Class 1)          (Class 1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $      (368,153)   $     3,838,269    $     8,396,306
     Net realized gains (losses) from
         securities transactions                                             (22,194,130)       (14,270,258)       (10,438,916)
     Change in net unrealized appreciation
         (depreciation) of investments                                         3,591,611         (6,102,678)           119,823
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                   (18,970,672)       (16,534,667)        (1,922,787)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                                576,676            236,498            373,082
     Cost of units redeemed                                                   (1,846,010)        (5,955,883)        (8,226,752)
     Annuity benefit payments                                                     (3,995)           (23,884)           (20,844)
     Net transfers                                                              (471,033)        (2,331,817)        (4,791,446)
     Contract maintenance charge                                                 (13,024)           (25,697)           (29,667)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions          (1,757,386)        (8,100,783)       (12,695,627)
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                            (20,728,058)       (24,635,450)       (14,618,414)
Net assets at beginning of period                                             37,936,739         69,815,226         80,044,651
                                                                         -----------------------------------------------------
Net assets at end of period                                              $    17,208,681    $    45,179,776    $    65,426,237
                                                                         =====================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                            Aggressive         Alliance           Blue Chip
                                                                             Growth             Growth             Growth
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 2)          (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $       (62,543)   $      (385,245)   $       (58,808)
     Net realized gains (losses) from
         securities transactions                                                (241,026)        (1,277,665)          (227,241)
     Change in net unrealized appreciation
         (depreciation) of investments                                        (1,124,829)        (9,351,813)        (1,286,265)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                    (1,428,398)       (11,014,723)        (1,572,314)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              2,919,024         17,458,640          3,790,356
     Cost of units redeemed                                                     (237,389)        (1,304,855)          (234,995)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                             2,995,964         18,252,644          2,896,191
     Contract maintenance charge                                                    (809)            (5,295)              (708)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           5,676,790         34,401,134          6,450,844
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                              4,248,392         23,386,411          4,878,530
Net assets at beginning of period                                              2,014,020         13,496,477          1,634,321
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     6,262,412    $    36,882,888    $     6,512,851
                                                                         =====================================================

                                                                              Cash             Corporate           Davis
                                                                            Management           Bond           Venture Value
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 2)          (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $       770,776    $     1,214,117    $      (483,992)
     Net realized gains (losses) from
         securities transactions                                                (476,285)          (197,233)          (681,234)
     Change in net unrealized appreciation
         (depreciation) of investments                                          (406,452)           273,060         (9,554,922)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                      (111,961)         1,289,944        (10,720,148)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                             33,284,125         11,179,636         35,397,607
     Cost of units redeemed                                                   (5,772,811)          (999,518)        (3,036,326)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                             4,711,832         13,982,415         41,651,479
     Contract maintenance charge                                                  (3,066)            (1,899)            (8,247)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions          32,220,080         24,160,634         74,004,513
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                             32,108,119         25,450,578         63,284,365
Net assets at beginning of period                                             11,379,221          6,289,279         19,095,419
                                                                         -----------------------------------------------------
Net assets at end of period                                              $    43,487,340    $    31,739,857    $    82,379,784
                                                                         =====================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                                                  Federated
                                                                            "Dogs" of           Emerging          American
                                                                           Wall Street          Markets            Leaders
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 2)          (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $        36,589    $       (29,049)   $       (29,043)
     Net realized gains (losses) from
         securities transactions                                                (230,198)          (138,735)          (377,607)
     Change in net unrealized appreciation
         (depreciation) of investments                                          (616,562)          (159,902)        (1,978,761)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                      (810,171)          (327,686)        (2,385,411)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              3,647,063          1,712,678          5,779,721
     Cost of units redeemed                                                     (340,369)          (147,510)          (495,718)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                             5,272,800          1,440,328          7,236,763
     Contract maintenance charge                                                    (756)              (326)            (1,602)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           8,578,738          3,005,170         12,519,164
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                              7,768,567          2,677,484         10,133,753
Net assets at beginning of period                                              1,792,478            339,882          3,951,705
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     9,561,045    $     3,017,366    $    14,085,458
                                                                         =====================================================

                                                                            Foreign             Global             Global
                                                                             Value              Bond              Equities
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 2) (2)        (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $         2,100    $        23,296    $       (95,871)
     Net realized gains (losses) from
         securities transactions                                                     200             93,900           (473,926)
     Change in net unrealized appreciation
         (depreciation) of investments                                           (32,987)           180,258         (1,343,814)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                       (30,687)           297,454         (1,913,611)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              1,755,995          3,281,794          3,580,207
     Cost of units redeemed                                                         (666)          (283,444)          (244,448)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                               653,704          4,019,700          5,121,534
     Contract maintenance charge                                                     (25)              (510)              (677)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           2,409,008          7,017,540          8,456,616
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                              2,378,321          7,314,994          6,543,005
Net assets at beginning of period                                                      0          1,616,948          1,947,764
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     2,378,321    $     8,931,942    $     8,490,769
                                                                         =====================================================

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)


                                                                          Goldman Sachs         Growth-            Growth
                                                                            Research            Income          Opportunities
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 2)          (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $       (38,446)   $      (134,020)   $       (33,842)
     Net realized gains (losses) from
         securities transactions                                                (329,462)          (704,067)          (520,324)
     Change in net unrealized appreciation
         (depreciation) of investments                                          (345,989)        (5,378,801)          (551,597)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                      (713,897)        (6,216,888)        (1,105,763)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              1,538,798         13,318,924          1,635,407
     Cost of units redeemed                                                     (150,677)          (998,485)          (128,294)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                             1,421,847         16,378,298          1,749,482
     Contract maintenance charge                                                    (343)            (3,244)              (520)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           2,809,625         28,695,493          3,256,075
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                              2,095,728         22,478,605          2,150,312
Net assets at beginning of period                                              1,295,288          8,786,080            718,699
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     3,391,016    $    31,264,685    $     2,869,011
                                                                         =====================================================

                                                                                             International      International
                                                                           High-Yield         Diversified          Growth
                                                                              Bond             Equities            & Income
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 2)          (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $     1,512,091    $       (63,734)   $       (76,364)
     Net realized gains (losses) from
         securities transactions                                                (596,891)          (759,344)          (981,674)
     Change in net unrealized appreciation
         (depreciation) of investments                                        (1,382,948)          (468,858)          (934,963)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                      (467,748)        (1,291,936)        (1,993,001)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              6,745,630          3,129,343          6,029,865
     Cost of units redeemed                                                     (475,901)          (114,413)          (531,281)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                             6,774,786          3,396,246          6,120,782
     Contract maintenance charge                                                    (818)              (373)              (807)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions          13,043,697          6,410,803         11,618,559
                                                                         -----------------------------------------------------
Increase (decrease) in net assets                                             12,575,949          5,118,867          9,625,558
Net assets at beginning of period                                              2,942,789          1,188,206          2,600,162
                                                                         -----------------------------------------------------
Net assets at end of period                                              $    15,518,738    $     6,307,073    $    12,225,720
                                                                         =====================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                                 MFS
                                                                                             Massachusetts
                                                                              Marsico          Investors         MFS Mid-Cap
                                                                              Growth             Trust             Growth
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 2)          (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $      (158,087)   $       (59,487)   $      (253,795)
     Net realized gains (losses) from
         securities transactions                                                 (75,391)          (225,459)        (1,299,048)
     Change in net unrealized appreciation
         (depreciation) of investments                                        (1,785,121)        (2,115,650)        (8,245,967)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                    (2,018,599)        (2,400,596)        (9,798,810)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              6,518,195          7,054,270         12,419,514
     Cost of units redeemed                                                     (511,389)          (429,769)          (589,657)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                            10,710,631          7,176,702         12,384,142
     Contract maintenance charge                                                  (1,704)            (1,313)            (2,700)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions          16,715,733         13,799,890         24,211,299
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                             14,697,134         11,399,294         14,412,489
Net assets at beginning of period                                              2,952,250          3,480,310          7,931,301
                                                                         -----------------------------------------------------
Net assets at end of period                                              $    17,649,384    $    14,879,604    $    22,343,790
                                                                         =======================================================

                                                                                                Putnam
                                                                            MFS Total           Growth:             Real
                                                                              Return            Voyager            Estate
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 2)          (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $       445,603    $       (94,283)   $       108,782
     Net realized gains (losses) from
         securities transactions                                                 549,422           (294,485)          (105,152)
     Change in net unrealized appreciation
         (depreciation) of investments                                        (4,789,509)        (1,674,623)           (46,963)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                    (3,794,484)        (2,063,391)           (43,333)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                             38,352,630          4,514,579          4,217,956
     Cost of units redeemed                                                   (3,202,815)          (439,779)          (224,523)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                            44,562,778          3,756,257          5,901,627
     Contract maintenance charge                                                  (7,323)            (1,003)              (784)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions          79,705,270          7,830,054          9,894,276
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                             75,910,786          5,766,663          9,850,943
Net assets at beginning of period                                             14,514,483          2,660,083          1,189,761
                                                                         -----------------------------------------------------
Net assets at end of period                                              $    90,425,269    $     8,426,746    $    11,040,704
                                                                         =====================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                           Small & Mid        SunAmerica
                                                                            Cap Value          Balanced          Technology
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 2) (2)        (Class 2)          (Class 2)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $        (6,194)   $       173,553    $       (44,291)
     Net realized gains (losses) from
         securities transactions                                                   3,171           (149,312)          (422,533)
     Change in net unrealized appreciation
         (depreciation) of investments                                           100,371         (1,699,167)        (1,504,041)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                        97,348         (1,674,926)        (1,970,865)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              1,825,597          5,886,645          2,255,084
     Cost of units redeemed                                                      (22,979)          (456,330)          (211,875)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                             1,004,044          8,441,235          2,014,016
     Contract maintenance charge                                                     (29)            (1,805)              (511)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           2,806,633         13,869,745          4,056,714
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                              2,903,981         12,194,819          2,085,849
Net assets at beginning of period                                                      0          3,043,174          1,458,942
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     2,903,981    $    15,237,993    $     3,544,791
                                                                         =====================================================

                                                                             Telecom           Worldwide         Aggressive
                                                                             Utility          High Income          Growth
                                                                            Portfolio          Portfolio          Portfolio
                                                                            (Class 2)          (Class 2)        (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $       150,245    $       203,155    $          (149)
     Net realized gains (losses) from
         securities transactions                                                (166,528)           (80,831)                (1)
     Change in net unrealized appreciation
         (depreciation) of investments                                          (354,170)          (123,779)            (2,452)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                      (370,453)            (1,455)            (2,602)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                                962,010          1,068,886            142,423
     Cost of units redeemed                                                      (90,158)           (62,637)              (239)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                               791,799            913,591              4,067
     Contract maintenance charge                                                    (262)              (143)                 0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           1,663,389          1,919,697            146,251
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                              1,292,936          1,918,242            143,649
Net assets at beginning of period                                                862,020            683,342                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     2,154,956    $     2,601,584    $       143,649
                                                                         =====================================================



(1) For the period from September 30, 2002 (inception) to December 31, 2002.
(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                            Alliance           Blue Chip            Cash
                                                                             Growth             Growth           Management
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $        (2,676)   $          (244)   $        (6,327)
     Net realized gains (losses) from
         securities transactions                                                   2,635                (34)               257
     Change in net unrealized appreciation
         (depreciation) of investments                                           (65,412)            (7,288)             3,761
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                       (65,453)            (7,566)            (2,309)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              1,545,618            137,604          6,416,631
     Cost of units redeemed                                                       (1,203)                (3)           (19,683)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                               144,695             21,949           (504,200)
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           1,689,110            159,550          5,892,748
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                              1,623,657            151,984          5,890,439
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     1,623,657    $       151,984    $     5,890,439
                                                                         =====================================================

                                                                           Corporate            Davis             "Dogs" of
                                                                             Bond            Venture Value       Wall Street
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $        (2,274)   $        (6,418)   $          (310)
     Net realized gains (losses) from
         securities transactions                                                      51                230                495
     Change in net unrealized appreciation
         (depreciation) of investments                                            42,857             29,783               (958)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                        40,634             23,595               (773)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              1,756,249          3,816,146            211,241
     Cost of units redeemed                                                         (937)            (3,649)              (201)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                               170,032            396,498             60,105
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           1,925,344          4,208,995            271,145
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                              1,965,978          4,232,590            270,372
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     1,965,978    $     4,232,590    $       270,372
                                                                         =====================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                                              Federated
                                                                            Emerging           American           Foreign
                                                                            Markets             Leaders            Value
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $          (146)   $        (1,195)   $         2,426
     Net realized gains (losses) from
         securities transactions                                                       5                 22              1,706
     Change in net unrealized appreciation
         (depreciation) of investments                                            (1,150)           (19,258)            (6,558)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                        (1,291)           (20,431)            (2,426)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                                104,272            857,234          2,466,954
     Cost of units redeemed                                                         (283)              (469)            (2,164)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                                25,161             47,090            228,124
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions             129,150            903,855          2,692,914
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                                127,859            883,424          2,690,488
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $       127,859    $       883,424    $     2,690,488
                                                                         =====================================================

                                                                             Global             Global          Goldman Sachs
                                                                              Bond              Equities          Research
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $          (461)   $          (210)   $           (70)
     Net realized gains (losses) from
         securities transactions                                                     181              1,076               (584)
     Change in net unrealized appreciation
         (depreciation) of investments                                             3,781             (4,530)              (692)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                         3,501             (3,664)            (1,346)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                                197,247             91,443             39,635
     Cost of units redeemed                                                          (97)               (26)                (5)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                                87,659             28,205            (24,557)
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions             284,809            119,622             15,073
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                                288,310            115,958             13,727
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $       288,310    $       115,958    $        13,727
                                                                         =====================================================


(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                             Growth-            Growth           High-Yield
                                                                             Income          Opportunities          Bond
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $        (1,814)   $          (326)   $        (1,444)
     Net realized gains (losses) from
         securities transactions                                                       4                  7                617
     Change in net unrealized appreciation
         (depreciation) of investments                                           (53,830)            (9,002)            14,102
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                       (55,640)            (9,321)            13,275
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              1,361,873            194,294          1,274,408
     Cost of units redeemed                                                       (1,483)               (51)              (376)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                               111,181             10,221             52,235
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           1,471,571            204,464          1,326,267
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                              1,415,931            195,143          1,339,542
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     1,415,931    $       195,143    $     1,339,542
                                                                         =====================================================

                                                                          International      International
                                                                           Diversified          Growth            Marsico
                                                                             Equities          & Income            Growth
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $        (2,616)   $        (1,273)   $        (1,092)
     Net realized gains (losses) from
         securities transactions                                                     102              1,423                410
     Change in net unrealized appreciation
         (depreciation) of investments                                            20,611             (8,950)           (31,377)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                        18,097             (8,800)           (32,059)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                              1,396,436            924,329            675,409
     Cost of units redeemed                                                         (896)              (956)              (140)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                                92,668             46,026            114,180
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions           1,488,208            969,399            789,449
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                              1,506,305            960,599            757,390
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $     1,506,305    $       960,599    $       757,390
                                                                         =====================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (continued)

                                                                              MFS
                                                                          Massachusetts          MFS
                                                                            Investors           Mid-Cap           MFS Total
                                                                              Trust             Growth             Return
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $        (1,315)   $        (2,466)   $        (4,810)
     Net realized gains (losses) from
         securities transactions                                                     422                165               (417)
     Change in net unrealized appreciation
         (depreciation) of investments                                               278             (4,693)            (4,021)
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                          (615)            (6,994)            (9,248)
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                                730,880          1,369,548          2,774,563
     Cost of units redeemed                                                         (500)            (1,019)           (36,093)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                                69,269            123,443            869,636
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions             799,649          1,491,972          3,608,106
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                                799,034          1,484,978          3,598,858
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $       799,034    $     1,484,978    $     3,598,858
                                                                         =====================================================

                                                                             Putnam
                                                                             Growth:             Real            Small & Mid
                                                                             Voyager            Estate            Cap Value
                                                                            Portfolio          Portfolio          Portfolio
                                                                          (Class 3) (1)      (Class 3) (1)      (Class 3) (1)
                                                                         -----------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)                                        $          (594)   $          (592)   $        (2,171)
     Net realized gains (losses) from
         securities transactions                                                     (79)               138                938
     Change in net unrealized appreciation
         (depreciation) of investments                                           (22,516)            11,846             49,142
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from operations                       (23,189)            11,392             47,909
                                                                         -----------------------------------------------------
From capital transactions:
     Net proceeds from units sold                                                442,455            377,308          1,586,920
     Cost of units redeemed                                                         (204)              (450)            (1,034)
     Annuity benefit payments                                                          0                  0                  0
     Net transfers                                                                18,322             38,167            140,990
     Contract maintenance charge                                                       0                  0                  0
                                                                         -----------------------------------------------------
         Increase (decrease) in net assets from capital transactions             460,573            415,025          1,726,876
                                                                         -----------------------------------------------------

Increase (decrease) in net assets                                                437,384            426,417          1,774,785
Net assets at beginning of period                                                      0                  0                  0
                                                                         -----------------------------------------------------
Net assets at end of period                                              $       437,384    $       426,417    $     1,774,785
                                                                         =====================================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                              SunAmerica                         Telecom
                                                Balanced        Technology       Utility
                                               Portfolio         Portfolio      Portfolio
                                             (Class 3) (1)     (Class 3) (1)   (Class 3) (3) **
                                             --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $       (368)     $       (404)   $         (2)
     Net realized gains (losses) from
         securities transactions                      (35)           (4,015)             95
     Change in net unrealized appreciation
         (depreciation) of investments             (4,852)          (23,365)             18
                                             ----------------------------------------------
         Increase (decrease) in net assets
          from operations                          (5,255)          (27,784)            111
                                             ----------------------------------------------

From capital transactions:
     Net proceeds from units sold                 297,508           216,244             201
     Cost of units redeemed                          (476)             (376)              0
     Annuity benefit payments                           0                 0               0
     Net transfers                                 21,767            64,806              10
     Contract maintenance charge                        0                 0               0
                                             ----------------------------------------------
         Increase (decrease) in net assets
          from capital transactions               318,799           280,674             211
                                             ----------------------------------------------

Increase (decrease) in net assets                 313,544           252,890             322
Net assets at beginning of period                       0                 0               0
                                             ----------------------------------------------
Net assets at end of period                  $    313,544      $    252,890    $        322
                                             ==============================================

                                              Worldwide                              Emerging
                                             High Income             Comstock         Growth
                                              Portfolio              Portfolio       Portfolio
                                              (Class 3) (3) **      (Class II)      (Class II)
                                             --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $         (2)         $   (546,240)   $   (106,777)
     Net realized gains (losses) from
         securities transactions                       59            (1,520,648)       (275,987)
     Change in net unrealized appreciation
         (depreciation) of investments                 14            (9,147,273)     (2,549,452)
                                             --------------------------------------------------
         Increase (decrease) in net assets
          from operations                              71           (11,214,161)     (2,932,216)
                                             --------------------------------------------------

From capital transactions:
     Net proceeds from units sold                     229            16,585,307       5,096,153
     Cost of units redeemed                             0            (3,051,795)       (392,826)
     Annuity benefit payments                           0                  (311)              0
     Net transfers                                     10            58,727,885       7,322,902
     Contract maintenance charge                        0               (14,920)         (1,481)
                                             --------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions                   239            72,246,166      12,024,748
                                             --------------------------------------------------

Increase (decrease) in net assets                     310            61,032,006       9,092,532
Net assets at beginning of period                       0             8,039,411       1,582,599
                                             --------------------------------------------------
Net assets at end of period                  $        310          $ 69,071,417    $ 10,675,131
                                             ==================================================


(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(3) For the period from November 11, 2002 (inception) to December 31, 2002.

** Increase (decrease) relates to net assets retained in Variable Separate
   Account by AIG SunAmerica Life Assurance Company.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                              Growth and                     Conservative
                                                Income         Balanced        Balanced
                                              Portfolio        Portfolio       Portfolio
                                              (Class II)       (Class 1)       (Class 1)
                                             --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   (359,527)   $    195,739    $    (24,368)
     Net realized gains (losses) from
         securities transactions                 (337,002)       (337,751)         (3,150)
     Change in net unrealized appreciation
         (depreciation) of investments         (4,261,044)     (2,743,020)        (31,312)
                                             --------------------------------------------
         Increase (decrease) in net assets
          from operations                      (4,957,573)     (2,885,032)        (58,830)
                                             --------------------------------------------

From capital transactions:
     Net proceeds from units sold              11,595,247      14,830,734         301,911
     Cost of units redeemed                    (2,196,560)     (3,679,297)       (101,836)
     Annuity benefit payments                           0               0               0
     Net transfers                             47,387,825      39,345,938       4,356,285
     Contract maintenance charge                  (11,597)         (5,142)           (575)
                                             --------------------------------------------
         Increase (decrease) in net assets
          from capital transactions            56,774,915      50,492,233       4,555,785
                                             --------------------------------------------

Increase (decrease) in net assets              51,817,342      47,607,201       4,496,955
Net assets at beginning of period               2,854,121       8,649,750         796,457
                                             --------------------------------------------
Net assets at end of period                  $ 54,671,463    $ 56,256,951    $  5,293,412
                                             ============================================

                                             Conservative
                                                Growth          Equity Income   Flexible Income
                                               Portfolio            Fund           Portfolio
                                               (Class 1)         (Class 1)         (Class 1)
                                             --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)             $    278,422      $     27,612      $    (73,084)
     Net realized gains (losses) from
         securities transactions                  (342,528)         (106,203)          (26,237)
     Change in net unrealized appreciation
         (depreciation) of investments          (2,917,874)         (654,644)          283,914
                                             -------------------------------------------------
         Increase (decrease) in net assets
          from operations                       (2,981,980)         (733,235)          184,593
                                             -------------------------------------------------

From capital transactions:
     Net proceeds from units sold                6,714,813         1,911,504         1,592,878
     Cost of units redeemed                     (1,538,095)         (370,350)       (1,304,038)
     Annuity benefit payments                            0                 0                 0
     Net transfers                              23,115,060         7,117,811        10,838,073
     Contract maintenance charge                    (3,359)           (1,142)           (1,699)
                                             -------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions             28,288,419         8,657,823        11,125,214
                                             -------------------------------------------------

Increase (decrease) in net assets               25,306,439         7,924,588        11,309,807
Net assets at beginning of period                5,523,188         1,252,845         2,373,837
                                             -------------------------------------------------
Net assets at end of period                   $ 30,829,627      $  9,177,433      $ 13,683,644
                                             =================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                Growth        Growth & Income      Income
                                                 Fund              Fund             Fund
                                               (Class 1)         (Class 1)        (Class 1)
                                             -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   (10,620)       $   (17,720)     $    65,452
     Net realized gains (losses) from
         securities transactions                 (38,826)           (60,294)          (1,916)
     Change in net unrealized appreciation
         (depreciation) of investments          (208,498)          (464,725)         192,988
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from operations                       (257,944)          (542,739)         256,524
                                             -----------------------------------------------

From capital transactions:
     Net proceeds from units sold                248,730            488,073          473,845
     Cost of units redeemed                      (59,939)          (152,246)         (92,704)
     Annuity benefit payments                          0                  0                0
     Net transfers                               732,150          2,599,554        3,902,943
     Contract maintenance charge                    (329)              (533)            (547)
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from capital transactions              920,612          2,934,848        4,283,537
                                             -----------------------------------------------

Increase (decrease) in net assets                662,668          2,392,109        4,540,061
Net assets at beginning of period                297,497          1,005,104          756,730
                                             -----------------------------------------------
Net assets at end of period                  $   960,165        $ 3,397,213      $ 5,296,791
                                             ===============================================

                                             International
                                                Growth          Mid Cap Stock    Money Market
                                                 Fund               Fund             Fund
                                               (Class 1)          (Class 1)        (Class 1)
                                             ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $       (334)       $   (13,270)     $    (2,324)
     Net realized gains (losses) from
         securities transactions                       69              5,080                0
     Change in net unrealized appreciation
         (depreciation) of investments            (10,407)          (104,826)               0
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from operations                         (10,672)          (113,016)          (2,324)
                                             ------------------------------------------------

From capital transactions:
     Net proceeds from units sold                  32,697            329,305          344,382
     Cost of units redeemed                        (1,962)          (108,866)        (403,573)
     Annuity benefit payments                           0                  0                0
     Net transfers                                 51,399          1,043,364        3,799,510
     Contract maintenance charge                      (33)              (386)            (731)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions                82,101          1,263,417        3,739,588
                                             ------------------------------------------------

Increase (decrease) in net assets                  71,429          1,150,401        3,737,264
Net assets at beginning of period                  24,920            394,646          455,028
                                             ------------------------------------------------
Net assets at end of period                  $     96,349        $ 1,545,047      $ 4,192,292
                                             ================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                              Short Term                          Strategic
                                                Income       Small Cap Stock       Growth
                                                 Fund             Fund            Portfolio
                                              (Class 1)         (Class 1)         (Class 1)
                                             ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     11,635      $     (4,627)     $     97,813
     Net realized gains (losses) from
         securities transactions                     (414)            6,078          (104,751)
     Change in net unrealized appreciation
         (depreciation) of investments             46,197          (170,624)         (866,332)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from operations                          57,418          (169,173)         (873,270)
                                             ------------------------------------------------

From capital transactions:
     Net proceeds from units sold                 258,832           149,143         2,193,967
     Cost of units redeemed                      (164,821)          (25,544)         (127,911)
     Annuity benefit payments                           0                 0                 0
     Net transfers                              1,765,320           387,461         3,908,093
     Contract maintenance charge                     (156)              (38)           (1,374)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions             1,859,175           511,022         5,972,775
                                             ------------------------------------------------

Increase (decrease) in net assets               1,916,593           341,849         5,099,505
Net assets at beginning of period                 121,619           140,648         1,216,910
                                             ------------------------------------------------
Net assets at end of period                  $  2,038,212      $    482,497      $  6,316,415
                                             ================================================

                                                                  West Coast
                                             U.S. Government        Equity        Balanced
                                             Securities Fund         Fund         Portfolio
                                                (Class 1)          (Class 1)      (Class 2)
                                             ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $      114,646      $    (28,353)   $     96,233
     Net realized gains (losses) from
         securities transactions                     17,167           (30,651)       (144,311)
     Change in net unrealized appreciation
         (depreciation) of investments              351,062          (664,918)     (1,415,679)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from operations                           482,875          (723,922)     (1,463,757)
                                             ------------------------------------------------

From capital transactions:
     Net proceeds from units sold                 1,459,695         1,520,761       8,476,343
     Cost of units redeemed                        (939,865)         (185,596)     (1,206,730)
     Annuity benefit payments                             0                 0               0
     Net transfers                               11,272,460         3,679,185      22,783,157
     Contract maintenance charge                     (1,438)             (647)         (1,832)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions              11,790,852         5,013,703      30,050,938
                                             ------------------------------------------------

Increase (decrease) in net assets                12,273,727         4,289,781      28,587,181
Net assets at beginning of period                 1,638,908           798,661       1,452,687
                                             ------------------------------------------------
Net assets at end of period                  $   13,912,635      $  5,088,442    $ 30,039,868
                                             ================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                             Conservative      Conservative
                                               Balanced           Growth        Equity Income
                                               Portfolio         Portfolio           Fund
                                               (Class 2)         (Class 2)        (Class 2)
                                             ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    (10,964)     $    129,870      $     17,306
     Net realized gains (losses) from
         securities transactions                  (23,793)         (156,758)          (66,381)
     Change in net unrealized appreciation
         (depreciation) of investments             (1,159)       (1,331,377)         (461,812)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from operations                         (35,916)       (1,358,265)         (510,887)
                                             ------------------------------------------------

From capital transactions:
     Net proceeds from units sold                 356,650         4,897,584         1,673,374
     Cost of units redeemed                       (42,642)         (333,541)         (121,848)
     Annuity benefit payments                           0                 0                 0
     Net transfers                              1,613,773         9,583,862         4,016,086
     Contract maintenance charge                     (823)             (176)             (279)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions             1,926,958        14,147,729         5,567,333
                                             ------------------------------------------------

Increase (decrease) in net assets               1,891,042        12,789,464         5,056,446
Net assets at beginning of period                 205,218         1,126,916           364,057
                                             ------------------------------------------------
Net assets at end of period                  $  2,096,260      $ 13,916,380      $  5,420,503
                                             ================================================

                                             Flexible Income       Growth       Growth & Income
                                                Portfolio           Fund             Fund
                                                (Class 2)         (Class 2)        (Class 2)
                                             --------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     (40,313)     $     (7,408)     $     (7,401)
     Net realized gains (losses) from
         securities transactions                    (2,089)          (23,661)          (26,308)
     Change in net unrealized appreciation
         (depreciation) of investments             191,908          (129,523)         (163,820)
                                             -------------------------------------------------
         Increase (decrease) in net assets
          from operations                          149,506          (160,592)         (197,529)
                                             -------------------------------------------------

From capital transactions:
     Net proceeds from units sold                  942,880           174,816           195,695
     Cost of units redeemed                       (263,163)          (33,443)          (60,107)
     Annuity benefit payments                            0                 0                 0
     Net transfers                               8,125,550           609,341         1,251,000
     Contract maintenance charge                      (495)              (45)              (76)
                                             -------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions              8,804,772           750,669         1,386,512
                                             -------------------------------------------------

Increase (decrease) in net assets                8,954,278           590,077         1,188,983
Net assets at beginning of period                  181,709            31,455           111,519
                                             -------------------------------------------------
Net assets at end of period                  $   9,135,987      $    621,532      $  1,300,502
                                             =================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                           International                                 Short Term       Small
                                               Income         Growth      Mid Cap Stock   Money Market     Income       Cap Stock
                                                Fund           Fund           Fund            Fund          Fund           Fund
                                              (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                             -------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    53,276    $       (80)   $    (6,112)   $   (16,685)   $    12,758   $    (3,369)
     Net realized gains (losses) from
         securities transactions                  (1,924)        (3,787)         6,061              0         (1,629)        2,262
     Change in net unrealized appreciation
         (depreciation) of investments           276,815        (14,071)       (52,141)             0         18,147      (129,534)
                                             -------------------------------------------------------------------------------------
         Increase (decrease) in net assets
          from operations                        328,167        (17,938)       (52,192)       (16,685)        29,276      (130,641)
                                             -------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold              1,198,453         71,135        210,229         89,168        429,912        82,773
     Cost of units redeemed                     (201,364)          (822)       (17,903)      (271,769)       (17,276)      (14,362)
     Annuity benefit payments                          0              0              0              0              0             0
     Net transfers                             6,503,183         41,046        500,111      4,691,590        724,335       262,610
     Contract maintenance charge                    (396)            (7)           (52)          (710)          (126)          (32)
                                             -------------------------------------------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions            7,499,876        111,352        692,385      4,508,279      1,136,845       330,989
                                             -------------------------------------------------------------------------------------

Increase (decrease) in net assets              7,828,043         93,414        640,193      4,491,594      1,166,121       200,348
Net assets at beginning of period                361,838             31         36,706        189,232         20,028        33,280
                                             -------------------------------------------------------------------------------------
Net assets at end of period                  $ 8,189,881    $    93,445    $   676,899    $ 4,680,826    $ 1,186,149   $   233,628
                                             =====================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                               Strategic                          West Coast
                                                Growth       U.S. Government        Equity
                                               Portfolio     Securities Fund         Fund
                                               (Class 2)        (Class 2)          (Class 2)
                                             ------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     28,195      $     77,614      $    (13,200)
     Net realized gains (losses) from
         securities transactions                  (55,487)           12,985           (58,832)
     Change in net unrealized appreciation
         (depreciation) of investments           (272,895)          264,244          (327,812)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from operations                        (300,187)          354,843          (399,844)
                                             ------------------------------------------------

From capital transactions:
     Net proceeds from units sold               1,082,196         1,062,291         1,052,859
     Cost of units redeemed                       (51,862)         (241,544)          (44,989)
     Annuity benefit payments                           0                 0                 0
     Net transfers                              1,270,045        10,333,082         1,647,687
     Contract maintenance charge                     (109)           (1,108)             (129)
                                             ------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions             2,300,270        11,152,721         2,655,428
                                             ------------------------------------------------

Increase (decrease) in net assets               2,000,083        11,507,564         2,255,584
Net assets at beginning of period                 318,978           753,700            58,327
                                             ------------------------------------------------
Net assets at end of period                  $  2,319,061      $ 12,261,264      $  2,313,911
                                             ================================================

                                               Nations        Nations           Nations
                                                Asset         Capital         High Yield
                                              Allocation       Growth            Bond
                                              Portfolio       Portfolio        Portfolio
                                              (Class B)       (Class B)        (Class B)
                                             --------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $      1,100    $     (6,183)   $    313,359
     Net realized gains (losses) from
         securities transactions                  (12,337)        (74,321)        (39,154)
     Change in net unrealized appreciation
         (depreciation) of investments            (34,600)        (73,906)       (219,016)
                                             --------------------------------------------
         Increase (decrease) in net assets
          from operations                         (45,837)       (154,410)         55,189
                                             --------------------------------------------

From capital transactions:
     Net proceeds from units sold                  91,862           9,582       2,397,080
     Cost of units redeemed                       (14,101)        (15,262)       (156,305)
     Annuity benefit payments                           0               0               0
     Net transfers                                223,612         239,885       1,835,930
     Contract maintenance charge                      (32)            (70)           (246)
                                             --------------------------------------------
         Increase (decrease) in net assets
          from capital transactions               301,341         234,135       4,076,459
                                             --------------------------------------------

Increase (decrease) in net assets                 255,504          79,725       4,131,648
Net assets at beginning of period                  64,771         394,567       1,216,270
                                             --------------------------------------------
Net assets at end of period                  $    320,275    $    474,292    $  5,347,918
                                             ============================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                              Nations                                       Nations
                                                Nations       Marsico        Nations        Nations         Marsico       Nations
                                             International    Focused        Marsico        Marsico      International    MidCap
                                                 Value       Equities        Growth       21st Century   Opportunities    Growth
                                               Portfolio     Portfolio      Portfolio      Portfolio       Portfolio     Portfolio
                                               (Class B)     (Class B)      (Class B)      (Class B)       (Class B)     (Class B)
                                             --------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    17,280    $   (65,772)   $   (21,608)   $    (5,407)    $      (877)  $    (8,921)
     Net realized gains (losses) from
         securities transactions                 (13,899)       (45,991)       (17,006)           767             (73)      (36,929)
     Change in net unrealized appreciation
         (depreciation) of investments          (967,356)      (874,999)      (240,260)       (26,386)         (5,269)     (173,091)
                                             --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
          from operations                       (963,975)      (986,762)      (278,874)       (31,026)         (6,219)     (218,941)
                                             --------------------------------------------------------------------------------------

From capital transactions:
     Net proceeds from units sold              3,173,103      4,210,583        142,098         27,540          81,904       262,537
     Cost of units redeemed                     (143,534)      (184,730)      (115,510)       (14,085)           (316)      (34,134)
     Annuity benefit payments                          0              0              0              0               0             0
     Net transfers                             1,927,581      2,922,076        840,210         74,949          76,802       509,584
     Contract maintenance charge                    (257)          (411)          (175)           (56)            (39)          (97)
                                             --------------------------------------------------------------------------------------
         Increase (decrease) in net assets
          from capital transactions            4,956,893      6,947,518        866,623         88,348         158,351       737,890
                                             --------------------------------------------------------------------------------------

Increase (decrease) in net assets              3,992,918      5,960,756        587,749         57,322         152,132       518,949
Net assets at beginning of period              1,357,166      1,358,098        965,682        299,852          10,632       306,236
                                             --------------------------------------------------------------------------------------
Net assets at end of period                  $ 5,350,084    $ 7,318,854    $ 1,553,431    $   357,174     $   162,764   $   825,185
                                             ======================================================================================

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                Nations
                                                 Small           Nations           Asset
                                                Company           Value          Allocation
                                               Portfolio        Portfolio          Series
                                               (Class B)        (Class B)        (Class A)
                                             -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     (16,514)   $      (8,984)   $   2,018,674
     Net realized gains (losses) from
         securities transactions                   (31,981)         (87,266)      (3,765,085)
     Change in net unrealized appreciation
         (depreciation) of investments            (330,592)        (270,920)     (10,613,737)
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from operations                         (379,087)        (367,170)     (12,360,148)
                                             -----------------------------------------------

From capital transactions:
     Net proceeds from units sold                  426,876          217,815        1,100,862
     Cost of units redeemed                        (40,132)        (108,377)     (10,800,877)
     Annuity benefit payments                            0                0         (405,304)
     Net transfers                               1,151,280          546,215        1,662,472
     Contract maintenance charge                       (93)            (242)         (38,724)
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from capital transactions              1,537,931          655,411       (8,481,571)
                                             -----------------------------------------------

Increase (decrease) in net assets                1,158,844          288,241      (20,841,719)
Net assets at beginning of period                  494,250        1,226,606       98,104,020
                                             -----------------------------------------------
Net assets at end of period                  $   1,653,094    $   1,514,847    $  77,262,301
                                             ===============================================

                                                 Cash                             Growth-
                                               Management         Growth          Income
                                                 Series           Series          Series
                                               (Class A)        (Class A)        (Class A)
                                             -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     742,780    $  (6,668,519)   $   1,869,726
     Net realized gains (losses) from
         securities transactions                (1,290,185)     (73,006,380)     (20,672,333)
     Change in net unrealized appreciation
         (depreciation) of investments             380,791      (90,988,505)    (114,184,865)
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from operations                         (166,614)    (170,663,404)    (132,987,472)
                                             -----------------------------------------------

From capital transactions:
     Net proceeds from units sold                  590,186        4,633,381        5,406,694
     Cost of units redeemed                    (20,470,744)     (65,612,057)     (68,445,739)
     Annuity benefit payments                     (229,443)      (2,642,995)      (3,124,750)
     Net transfers                              15,284,194      (35,068,047)     (13,962,883)
     Contract maintenance charge                   (19,213)        (252,100)        (271,108)
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from capital transactions             (4,845,020)     (98,941,818)     (80,397,786)
                                             -----------------------------------------------

Increase (decrease) in net assets               (5,011,634)    (269,605,222)    (213,385,258)
Net assets at beginning of period               47,271,208      731,554,638      712,431,332
                                             -----------------------------------------------
Net assets at end of period                  $  42,259,574    $ 461,949,416    $ 499,046,074
                                             ===============================================

                 See accompanying notes to financial statements

]
                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                                                   U.S.
                                                                                Government/
                                              High-Yield                         AAA-Rated
                                                 Bond         International      Securities
                                                Series           Series           Series
                                               (Class A)        (Class A)        (Class A)
                                             -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $   4,026,396    $      24,943    $   2,400,978
     Net realized gains (losses) from
         securities transactions                (4,131,519)     (16,851,331)        (116,770)
     Change in net unrealized appreciation
         (depreciation) of investments            (940,419)      (2,148,332)       2,179,508
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from operations                       (1,045,542)     (18,974,720)       4,463,716
                                             -----------------------------------------------

From capital transactions:
     Net proceeds from units sold                  405,991        1,086,432          551,598
     Cost of units redeemed                     (5,953,128)     (17,001,813)     (10,097,946)
     Annuity benefit payments                     (312,820)        (398,208)        (415,008)
     Net transfers                                (243,482)      (7,404,217)      21,466,254
     Contract maintenance charge                   (23,321)         (52,844)         (25,860)
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from capital transactions             (6,126,760)     (23,770,650)      11,479,038
                                             -----------------------------------------------

Increase (decrease) in net assets               (7,172,302)     (42,745,370)      15,942,754
Net assets at beginning of period               54,272,351      146,144,690       58,032,493
                                             -----------------------------------------------
Net assets at end of period                  $  47,100,049    $ 103,399,320    $  73,975,247
                                             ===============================================

                                                 Asset           Global
                                              Allocation         Growth            Growth
                                                 Fund             Fund              Fund
                                              (Class 2) (1)   (Class 2) (1)     (Class 2) (1)
                                             -----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $     230,834    $      (9,844)   $     (20,951)
     Net realized gains (losses) from
         securities transactions                       (58)             352              (87)
     Change in net unrealized appreciation
         (depreciation) of investments             (76,058)          44,683         (376,685)
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from operations                          154,718           35,191         (397,723)
                                             -----------------------------------------------

From capital transactions:
     Net proceeds from units sold                  478,005        1,427,457        4,012,521
     Cost of units redeemed                       (127,592)         (43,329)         (80,209)
     Annuity benefit payments                            0                0                0
     Net transfers                              10,750,656        3,922,507        9,368,968
     Contract maintenance charge                      (661)            (250)            (633)
                                             -----------------------------------------------
         Increase (decrease) in net assets
          from capital transactions             11,100,408        5,306,385       13,300,647
                                             -----------------------------------------------

Increase (decrease) in net assets               11,255,126        5,341,576       12,902,924
Net assets at beginning of period                        0                0                0
                                             -----------------------------------------------
Net assets at end of period                  $  11,255,126    $   5,341,576    $  12,902,924
                                             ===============================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                       STATEMENT OF CHANGES IN NET ASSETS
                               FOR THE YEAR ENDED
                                DECEMBER 31, 2002
                                   (Continued)

                                                Growth-          Growth         Mid Cap
                                                Income         and Income        Value
                                                 Fund          Portfolio       Portfolio
                                             (Class 2) (1)   (Class VC) (4)  (Class VC) (4)
                                             ----------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:
From operations:
     Net investment income (loss)            $    163,797    $     12,272    $     (5,369)
     Net realized gains (losses) from
         securities transactions                    2,638         (49,789)        (43,827)
     Change in net unrealized appreciation
         (depreciation) of investments            (16,079)       (852,258)       (553,373)
                                             --------------------------------------------
         Increase (decrease) in net assets
          from operations                         150,356        (889,775)       (602,569)
                                             --------------------------------------------

From capital transactions:
     Net proceeds from units sold               5,090,325       2,871,139         642,391
     Cost of units redeemed                      (138,071)       (333,240)       (246,364)
     Annuity benefit payments                           0               0               0
     Net transfers                             16,583,915      18,245,991      14,891,769
     Contract maintenance charge                     (962)         (3,645)         (2,444)
                                             --------------------------------------------
         Increase (decrease) in net assets
          from capital transactions            21,535,207      20,780,245      15,285,352
                                             --------------------------------------------

Increase (decrease) in net assets              21,685,563      19,890,469      14,682,783
Net assets at beginning of period                       0               0               0
                                             --------------------------------------------
Net assets at end of period                  $ 21,685,563    $ 19,890,469    $ 14,682,783
                                             ============================================

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(4) For the period from May 1, 2002 (inception) to December 31, 2002.

                 See accompanying notes to financial statements

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION

         Variable Separate Account of AIG SunAmerica Life Assurance Company (the "Separate Account") is an investment account of AIG SunAmerica Life Assurance Company (FKA Anchor National Life Insurance Company), (the "Company"). The Company is a direct wholly owned subsidiary of SunAmerica Life Insurance Company, which is a subsidiary of AIG Retirement Services, Inc., the retirement services and asset management organization within American International Group, Inc. ("AIG"). AIG is a holding company which through its subsidiaries is engaged in a broad range of insurance and insurance-related activities, financial services, retirement savings and asset management. The Company changed its name to SunAmerica National Life Insurance Company on October 5, 2001 and further changed its name to AIG SunAmerica Life Assurance Company on January 24, 2002. The Company continued to do business as Anchor National Life Insurance Company for 2002. Effective March 1, 2003, the Company is using its new name exclusively. The Separate Account is registered as a unit investment trust pursuant to the provisions of the Investment Company Act of 1940, as amended.

         The Separate Account offers the following products: Pathway, Polaris, Polaris II, PolarisAmerica, Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III, Polaris Platinum II, Polaris Choice II and Polaris Advisor. Polaris Advisor was launched on November 11, 2002. Polaris Platinum II and Polaris Choice II were launched on September 30, 2002. Polaris Platinum, WM Diversified Strategies, Polaris Protector, Polaris Choice, WM Diversified Strategies III were launched in the prior fiscal year on the following dates: July 9, 2001 for Polaris Platinum and WM Diversified Strategies, July 23, 2001 for Polaris Protector, and November 5, 2001 for Polaris Choice and WM Diversified Strategies III. The products offer investments in different classes of shares of the portfolios of the Anchor Series Trust (the "Anchor Trust"), SunAmerica Series Trust (the "SunAmerica Trust") and WM Variable Trust (the "WM Trust"). The primary difference between the classes is that the Class 2 shares in the Anchor Trust and SunAmerica Trust are subject to 12b-1 fees of 0.15%, and the Class 2 shares in the WM Trust and the Class 3 shares of the Anchor Series Trust and SunAmerica Trust are subject to 12b-1 fees of 0.25%, of each classes' average daily net assets, while the Class 1 shares are not subject to 12b-1 fees.

         The Separate Account contracts are sold through the Company's affiliated broker-dealers, independent broker-dealers, full-service securities firms and financial institutions. The distributor of these contracts is AIG SunAmerica Capital Services, Inc., an affiliate of the Company, except for WM Diversified Strategies and WM Diversified Strategies III, for which the distributor is WM Funds Distributor. No underwriting fees are paid in connection with the distribution of the contracts.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

1.       ORGANIZATION (continued)

         The Separate Account is composed of a total of 161 variable portfolios of different classes (the "Variable Accounts"). Each of the Variable Accounts is invested solely in the shares of one of the following: (1) the fifteen currently available Class 1, Class 2 and Class 3 investment portfolios of the Anchor Series Trust (the "Anchor Trust"), (2) the eighty-five currently available Class 1, Class 2 and Class 3 investment portfolios of the SunAmerica Series Trust (the "SunAmerica Trust"), (3) the three currently available Class II investment portfolios of the Van Kampen Life Investment Trust (the "Van Kampen Trust"), (4) the thirty-four currently available Class 1 and Class 2 investment portfolios of the WM Variable Trust (the "WM Trust"), (5) the eleven currently available Class B investment portfolios of the Nations Separate Account Trust ("Nations Trust"), (6) the seven investment portfolios of the Anchor Pathway Fund (the "Pathway Fund"), (7) the four currently available Class 2 investment portfolios of the American Funds Insurance Series (the "American Series"), or (8) the two currently available funds of the Lord Abbett Series Fund, Inc (the "Lord Abbett Fund"). The Anchor Trust, the SunAmerica Trust, the Van Kampen Trust, the WM Trust, the Nations Trust, the Pathway Fund, the American Series, and the Lord Abbett Fund (collectively referred to as the "Trusts") are diversified, open-end investment companies, which retain investment advisers to assist in their investment activities. The Anchor Trust, SunAmerica Trust and Pathway Fund are affiliated investment companies. Participants may elect to have investments allocated to one of the offered guaranteed-interest funds of the Company (the "General Account"), which are not a part of the Separate Account. The financial statements include balances allocated by the participants to the Variable Accounts and do not include balances allocated to the General Account.

         On November 24, 2003, the Asset Allocation Portfolio of the SunAmerica Trust was reorganized into the Anchor Trust. On that date the Asset Allocation Portfolio Variable Account exchanged its shares in the former Asset Allocation Portfolio of the SunAmerica Trust, for shares with an equal value in the new Asset Allocation Portfolio of the Anchor Trust. Prior to May 1, 2003 the Federated American Leaders Portfolio was named Federated Value Portfolio, the MFS Massachusetts Investors Trust Portfolio was named MFS Growth and Income Portfolio and the Putnam Growth: Voyager Portfolio was named Putnam Growth Portfolio.

         Effective January 16, 2004, the portfolios of the Pathway Fund were reorganized into the American Series. On that date, the Variable Accounts that invested in portfolios of the Pathway Fund, exchanged their shares in the portfolios of the Pathway Fund, for shares with an equal value in similar portfolios of the American Series.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

2.       SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

         INVESTMENT ACCOUNTING AND VALUATION: The investments are stated at the net assets value of each of the portfolios of the Trusts as determined at the close of the business day. Purchases and sales of shares of the portfolios are valued at the net asset values of such portfolios, which value their investment securities at fair value, on the date the shares are purchased or sold. Dividends and capital gains distributions are recorded on the ex-distribution date. Realized gains and losses on the sale of investments in the Trusts are recognized at the date of sale and are determined on an average cost basis. Accumulation unit values are computed daily based on total net assets of the portfolios.

         FEDERAL INCOME TAXES: The Company qualifies for federal income tax treatment granted to life insurance companies under subchapter L of the Internal Revenue Service Code (the "Code"). The operations of the Separate Account are part of the total operations of the Company and are not taxed separately. Under the current provisions of the Code, the Company does not expect to incur federal income taxes on the earnings of the Separate Account to the extent that the earnings are credited under the contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. The Separate Account is not treated as a regulated investment company under the Code.

         USE OF ESTIMATES: The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect amounts reported therein. Actual results could differ from these estimates.

         RESERVES FOR ANNUITY CONTRACTS ON BENEFITS: For contract owners who select a variable payout option, reserves are initially established based on estimated mortality (where applicable) and other assumptions, including provisions for the risk of adverse deviation from assumptions. An assumed interest rate of 3.5% is used in determining annuity payments.

         At each reporting period, the assumptions must be evaluated based on current experience, and the reserves must be adjusted accordingly. To the extent additional reserves are established due to mortality risk experience, AIG SunAmerica Life Assurance Company makes payments to the Separate Account. If there are excess reserves remaining at the time annuity payments cease, the assets supporting those reserves are transferred from the Separate Account to AIG SunAmerica Life Assurance Company.

         Annuity reserves are calculated according to the Annuity 2000 Mortality Table, the 1971 Individual Annuity Mortality Table, and the 1983(a) Individual Mortality Table depending on the calendar year of annuitization.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS

         Charges and deductions are applied against the current value of the Separate Account and are paid as follows:

         WITHDRAWAL CHARGE: Each contract provides that in the event that a contract holder withdraws all or a portion of the contract value during the surrender charge period, withdrawal charges may be assessed on the excess of the free withdrawal amounts as defined in the contract. The withdrawal charges are based on tables of charges applicable to the specific contracts, with a maximum charge of 9% of any amount withdrawn that exceeds the free withdrawal amount, and are recorded as redemptions in the accompanying Statement of Changes in Net Assets.

         CONTRACT MAINTENANCE CHARGE: An annual contract maintenance fee of $35 ($30 in North Dakota and Utah) is charged against certain contracts, which reimburses the Company for expenses incurred in establishing and maintaining records relating to the contract. The contract maintenance charge is assessed on each anniversary during the accumulation phase. In the event that a total surrender of contract value is made, the entire charge is assessed as of the date of surrender, and deducted from that withdrawal. There are not any contract maintenance charges under the Polaris Advisor contract.

         MORTALITY AND EXPENSE RISK CHARGE: The Company deducts mortality and expense risk charges, computed on a daily basis. The total annual rates of the net asset value of each portfolio, depending on any optional death benefits elected for each product, are as follows: Pathway, 1.15% or 1.25%; Polaris, 1.37%; Polaris II, 1.37% or 1.62%; PolarisAmerica, 1.37% or 1.62%; Polaris Platinum, 1.37% or 1.62%; WM Diversified Strategies, 1.25%, 1.40% or 1.65%; Polaris Protector, 1.37% or 1.62%; Polaris Choice, 1.37%, 1.57% or 1.82%; WM Diversified Strategies III, 1.40%, 1.55% or 1.80%; Polaris Platinum II, 1.37% or 1.62%; Polaris
         Choice II, 1.37%, 1.57% or 1.82%; Polaris Advisor, 1.37%, 1.57% or
         1.82%. The mortality risk charge is compensation for the mortality risks assumed by the Company from its contractual obligations to make annuity payments after the contract has annuitized for the life of the annuitant and to provide the standard death benefit. The expense risk charge is compensation for assuming the risk that the current contract administration charges will be insufficient in the future to cover the cost of administering the contract.

         DISTRIBUTION EXPENSE CHARGE: The Company deducts a distribution expense charge at an annual rate of 0.15% of the net asset value of each portfolio, computed on a daily basis. This charge is for all expenses associated with the distribution of the contract. If this charge is not sufficient to cover the cost of distributing the contract, the Company will bear the loss.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

3.       CHARGES AND DEDUCTIONS (continued)

         TRANSFER FEE: A transfer fee of $25 ($10 in Pennsylvania and Texas), depending on the contract provisions, may be assessed on each transfer of funds in excess of the maximum transactions allowed within a contract year and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

         INCOME PROTECTOR FEE: The optional Income Protector Program, offered in Polaris Protector, Polaris Platinum II, Polaris II, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed fixed minimum retirement income upon annuitization. The fee is from 0% to 0.45% of the Income Benefit Base, deducted annually from the contract value, and is recorded as redemption in the accompanying Statement of Changes in Net Assets. The Income Benefit Base is calculated using the contract value on the effective date of the enrollment in the program and then each subsequent contract anniversary, adjusted for the applicable growth rates, purchase payments, proportional withdrawals, fees and charges.

         CAPITAL PROTECTOR FEE: The optional Capital Protector Program offered in Polaris Protector, Polaris Platinum II, Polaris Choice II, WM Diversified Strategies and WM Diversified Strategies III, provides a guaranteed minimum contract value at the end of an applicable waiting period. The fee is from 0.10% to 0.65% of the contract value including purchase payments received prior to the 90th day from the contract issue date. The fee is deducted quarterly from the contract value during the waiting period, and is recorded as a redemption in the accompanying Statement of Changes in Net Assets.

         PREMIUM TAXES: Premium taxes or other taxes payable to a state or other governmental entity will be charged against the contract values. The rate will range from 0% to 3.5%. Some states assess premium taxes at the time purchase payments are made; others assess premium taxes at the time annuity payments begin or at the time of surrender. The Company currently intends to deduct premium taxes at the time of surrender or upon annuitization; however, it reserves the right to deduct any premium taxes when incurred or upon payment of the death benefit.

         SEPARATE ACCOUNT INCOME TAXES: The Company currently does not maintain a provision for taxes, but has reserved the right to establish such a provision for taxes in the future if it determines, in its sole discretion, that it will incur a tax as a result of the operation of the Separate Account.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS

         The aggregate cost of the Trusts' shares acquired and the aggregate proceeds from shares sold during the period ended December 31, 2003 consist of the following:

                                                 Cost of Shares  Proceeds from
Variable Accounts                                   Acquired      Shares Sold
-----------------                                   --------      -----------
ANCHOR TRUST:
Asset Allocation Portfolio (Class 1)              $ 18,317,690   $ 60,778,913
Capital Appreciation Portfolio (Class 1)            35,970,262    142,039,507
Government and Quality Bond Portfolio (Class 1)     70,097,187    220,086,659
Growth Portfolio (Class 1)                          17,535,272     53,000,855
Natural Resources Portfolio (Class 1)               13,316,012     20,467,120
Asset Allocation Portfolio (Class 2)                 6,798,398      1,801,471
Capital Appreciation Portfolio (Class 2)            29,544,874      7,183,582
Government and Quality Bond Portfolio (Class 2)     74,947,440     40,583,818
Growth Portfolio (Class 2)                          21,201,810      3,101,568
Natural Resources Portfolio (Class 2)                5,358,342      2,760,687
Asset Allocation Portfolio (Class 3)                 2,865,388        487,411
Capital Appreciation Portfolio (Class 3)            47,993,207      1,857,010
Government and Quality Bond Portfolio (Class 3)    114,551,385      7,522,551
Growth Portfolio (Class 3)                          29,862,327      1,054,595
Natural Resources Portfolio (Class 3)                5,246,310        659,156

SUNAMERICA TRUST:
Aggressive Growth Portfolio (Class 1)             $ 21,108,163   $ 31,051,456
Alliance Growth Portfolio (Class 1)                 38,815,887    214,410,318
Blue Chip Growth Portfolio (Class 1)                 9,134,483      5,291,069
Cash Management Portfolio (Class 1)                206,317,585    333,808,337
Corporate Bond Portfolio (Class 1)                  44,047,898     47,770,390
Davis Venture Value Portfolio (Class 1)             31,703,905    212,604,021
"Dogs" of Wall Street Portfolio (Class 1)            9,852,459     25,866,449
Emerging Markets Portfolio (Class 1)                21,442,251     23,972,770
Federated American Leaders Portfolio (Class 1)      10,788,018     38,092,944
Global Bond Portfolio (Class 1)                      7,471,132     24,901,643
Global Equities Portfolio (Class 1)                  4,415,398     43,998,463
Goldman Sachs Research Portfolio (Class 1)           3,376,838     10,197,511
Growth-Income Portfolio (Class 1)                   20,575,134    158,114,223
Growth Opportunities Portfolio (Class 1)            20,181,528     10,156,772
High-Yield Bond Portfolio (Class 1)                121,586,577     96,515,032

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)


                                                        Cost of Shares  Proceeds from
Variable Accounts                                          Acquired      Shares Sold
-----------------                                          --------      -----------
SUNAMERICA TRUST (continued):
International Diversified Equities Portfolio (Class 1)   $53,433,663     $56,065,421
International Growth & Income Portfolio (Class 1)         41,828,995      63,355,879
Marsico Growth Portfolio (Class 1)                        24,310,154       9,846,157
MFS Massachusetts Investors Trust Portfolio (Class 1)      8,485,967      35,487,721
MFS Mid-Cap Growth Portfolio (Class 1)                    41,553,144      29,728,613
MFS Total Return Portfolio (Class 1)                      51,842,246      44,192,248
Putnam Growth: Voyager Portfolio (Class 1)                 3,586,413      56,289,940
Real Estate Portfolio (Class 1)                           23,631,328      23,740,974
SunAmerica Balanced Portfolio (Class 1)                    9,385,308      40,951,325
Technology Portfolio (Class 1)                            42,205,545      26,951,879
Telecom Utility Portfolio (Class 1)                       11,500,312      20,693,515
Worldwide High Income Portfolio (Class 1)                 24,370,757      24,022,645
Aggressive Growth Portfolio (Class 2)                      5,440,080       2,092,009
Alliance Growth Portfolio (Class 2)                       19,470,308       8,231,212
Blue Chip Growth Portfolio (Class 2)                       4,823,238       1,725,692
Cash Management Portfolio (Class 2)                       63,161,781      58,358,235
Corporate Bond Portfolio (Class 2)                        23,370,995      10,183,018
Davis Venture Value Portfolio (Class 2)                   45,691,493      10,009,827
"Dogs" of Wall Street Portfolio (Class 2)                  8,658,078       3,508,882
Emerging Markets Portfolio (Class 2)                       3,742,493       1,633,026
Federated American Leaders Portfolio (Class 2)             5,085,177       4,751,409
Foreign Value Portfolio (Class 2)                         20,893,929         667,794
Global Bond Portfolio (Class 2)                            6,258,857       3,152,817
Global Equities Portfolio (Class 2)                        3,059,600       1,896,085
Goldman Sachs Research Portfolio (Class 2)                 1,983,028         798,927
Growth-Income Portfolio (Class 2)                          9,403,784       7,532,367
Growth Opportunities Portfolio (Class 2)                   3,783,571       1,543,841
High-Yield Bond Portfolio (Class 2)                       31,619,270      14,108,334
International Diversified Equities Portfolio (Class 2)    21,930,898       7,914,518
International Growth & Income Portfolio (Class 2)         15,047,077       9,268,261
Marsico Growth Portfolio (Class 2)                        18,468,003       3,899,979
MFS Massachusetts Investors Trust Portfolio (Class 2)      9,040,560       2,889,135
MFS Mid-Cap Growth Portfolio (Class 2)                    19,302,376       5,913,294
MFS Total Return Portfolio (Class 2)                      46,005,445      11,395,619
Putnam Growth: Voyager Portfolio (Class 2)                 3,043,813       2,836,447

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                        Cost of Shares  Proceeds from
Variable Accounts                                          Acquired      Shares Sold
-----------------                                          --------      -----------
SUNAMERICA TRUST (continued):
Real Estate Portfolio (Class 2)                          $ 11,308,921   $  5,118,295
Small & Mid Cap Value Portfolio (Class 2)                  14,885,559        601,129
SunAmerica Balanced Portfolio (Class 2)                     7,920,645      3,672,354
Technology Portfolio (Class 2)                              7,530,943      2,472,569
Telecom Utility Portfolio (Class 2)                         1,057,506      1,110,657
Worldwide High Income Portfolio (Class 2)                   6,501,280      3,805,967
Aggressive Growth Portfolio (Class 3)                       2,647,265        229,206
Alliance Growth Portfolio (Class 3)                        20,693,278        834,224
Blue Chip Growth Portfolio (Class 3)                        3,513,452        578,538
Cash Management Portfolio (Class 3)                       196,521,443    142,426,431
Corporate Bond Portfolio (Class 3)                         27,795,513      2,900,266
Davis Venture Value Portfolio (Class 3)                    61,645,731      1,633,162
"Dogs" of Wall Street Portfolio (Class 3)                   5,574,961        571,740
Emerging Markets Portfolio (Class 3)                       18,221,304     16,581,711
Federated American Leaders Portfolio (Class 3)              6,621,800        683,887
Foreign Value Portfolio (Class 3)                          47,653,288      6,420,818
Global Bond Portfolio (Class 3)                             8,909,619      2,004,226
Global Equities Portfolio (Class 3)                         4,299,873      1,958,455
Goldman Sachs Research Portfolio (Class 3)                    237,536         84,281
Growth-Income Portfolio (Class 3)                           7,992,398      1,367,899
Growth Opportunities Portfolio (Class 3)                    1,864,824        379,167
High-Yield Bond Portfolio (Class 3)                        65,562,457     43,664,934
International Diversified Equities Portfolio (Class 3)     55,286,105     27,362,473
International Growth & Income Portfolio (Class 3)          49,586,018     40,389,403
Marsico Growth Portfolio (Class 3)                         10,769,529        566,774
MFS Massachusetts Investors Trust Portfolio (Class 3)      13,066,194        497,203
MFS Mid-Cap Growth Portfolio (Class 3)                     24,804,912      3,074,658
MFS Total Return Portfolio (Class 3)                       47,185,736      2,485,738
Putnam Growth: Voyager Portfolio (Class 3)                  2,080,574        416,821
Real Estate Portfolio (Class 3)                            10,700,469      2,780,379
Small & Mid Cap Value Portfolio (Class 3)                  29,097,154      1,355,431
SunAmerica Balanced Portfolio (Class 3)                     5,396,616        399,056
Technology Portfolio (Class 3)                              6,062,177      1,916,696
Telecom Utility Portfolio (Class 3)                            61,290         19,790
Worldwide High Income Portfolio (Class 3)                   1,104,225        647,682

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                            Cost of Shares   Proceeds from
Variable Accounts                              Acquired       Shares Sold
-----------------                              --------       -----------
VAN KAMPEN TRUST (Class II):
Comstock Portfolio                          $68,209,108       $10,694,437
Emerging Growth Portfolio                    15,496,966         5,024,992
Growth and Income Portfolio                  76,565,056        11,940,008

WM TRUST:
Balanced Portfolio (Class 1)                $50,210,832       $ 8,930,070
Conservative Balanced Portfolio (Class 1)     5,146,598           488,207
Conservative Growth Portfolio (Class 1)      24,857,285         5,254,005
Equity Income Fund (Class 1)                  5,996,505         1,705,596
Flexible Income Portfolio (Class 1)          15,135,168         3,092,912
Growth Fund (Class 1)                           450,105           152,010
Growth & Income Fund (Class 1)                3,132,669           633,612
Income Fund (Class 1)                         7,432,997         2,921,152
International Growth Fund (Class 1)              74,879            25,709
Mid Cap Stock Fund (Class 1)                  1,330,160           328,632
Money Market Fund (Class 1)                   4,799,855         4,555,077
REIT Fund (Class 1) (1)                          37,097            40,556
Short Term Income Fund (Class 1)              4,157,675         1,689,526
Small Cap Stock Fund (Class 1)                  754,646           130,779
Strategic Growth Portfolio (Class 1)          6,002,570         1,368,173
U.S. Government Securities Fund (Class 1)    12,777,562         6,059,483
West Coast Equity Fund (Class 1)              3,718,047           969,256
Balanced Portfolio (Class 2)                 42,397,787         4,756,178
Conservative Balanced Portfolio (Class 2)     4,600,142           451,175
Conservative Growth Portfolio (Class 2)      14,153,660         3,233,886
Equity Income Fund (Class 2)                  3,520,601           527,420
Flexible Income Portfolio (Class 2)          22,936,821         1,465,944
Growth Fund (Class 2)                           436,874            82,660
Growth & Income Fund (Class 2)                1,082,231           145,573
Income Fund (Class 2)                        17,310,299         4,834,872
International Growth Fund (Class 2)              45,703            13,778
Mid Cap Stock Fund  (Class 2)                   647,131            68,501
Money Market Fund (Class 2)                   3,395,153         5,005,299
REIT Fund (Class 2) (1)                             316                60

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                       Cost of Shares  Proceeds from
Variable Accounts                                         Acquired      Shares Sold
-----------------                                         --------      -----------
WM TRUST (continued):
Short Term Income Fund (Class 2)                        $  5,790,741   $    838,546
Small Cap Stock Fund (Class 2)                               594,982         64,529
Strategic Growth Portfolio (Class 2)                       4,967,142        836,765
U.S. Government Securities Fund (Class 2)                 11,532,573      7,023,817
West Coast Equity Fund (Class 2)                           2,111,763        453,234

NATIONS TRUST (Class B):
Nations Asset Allocation Portfolio                      $  1,108,898   $    190,601
Nations Capital Growth Portfolio                             605,675        302,668
Nations High Yield Bond Portfolio                         11,417,818      2,170,897
Nations International Value Portfolio                        371,112        991,121
Nations Marsico Focused Equities Portfolio                13,967,976      2,044,051
Nations Marsico Growth & Income Portfolio                  1,405,235        383,602
Nations Marsico 21st Century Portfolio                       652,277        311,220
Nations Marsico International Opportunities Portfolio      1,821,212         70,811
Nations MidCap Growth Portfolio                              983,864         97,442
Nations Small Company Portfolio                            1,605,941        590,418
Nations Value Portfolio                                    2,115,045        558,809

PATHWAY FUND (Class A):
Asset Allocation Series                                 $  5,092,770   $ 11,829,667
Cash Management Series                                    15,876,651     34,165,405
Growth Series                                              6,124,849     63,648,981
Growth-Income Series                                      33,201,528     67,273,551
High-Yield Bond Series                                    10,659,160     12,005,779
International Series                                       1,871,390     18,850,753
U.S. Government/AAA-Rated Securities Series                6,558,102     23,147,290

AMERICAN SERIES (Class 2):
Asset Allocation Fund                                   $ 45,725,355   $    386,997
Global Growth Fund                                        49,929,191      2,448,538
Growth Fund                                              143,153,712      4,288,724
Growth-Income Fund                                       158,864,608      2,641,096

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

4.       PURCHASES AND SALES OF INVESTMENTS (continued)

                                                       Cost of Shares  Proceeds from
Variable Accounts                                         Acquired      Shares Sold
-----------------                                         --------      -----------
LORD ABBETT FUND (Class VC):
Growth and Income Portfolio                             $ 43,879,157   $  1,454,913
Mid Cap Value Portfolio                                   20,829,937      2,073,110

(1) For the period from October 1, 2003 (inception) to December 31, 2003.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2003 were as follows:

                                                                          Government
                                                Asset         Capital        and                     Natural       Asset
                                              Allocation   Appreciation  Quality Bond   Growth      Resources   Allocation
                                               Portfolio     Portfolio     Portfolio   Portfolio    Portfolio    Portfolio
                                               (Class 1)     (Class 1)     (Class 1)   (Class 1)    (Class 1)    (Class 2)
                                              ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0             0             0           0            0           0
     Units redeemed                                    0             0             0           0            0           0
     Units transferred                                 0             0             0           0            0           0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0           0            0           0
Beginning units                                        0             0             0           0            0           0
                                              ----------------------------------------------------------------------------
Ending units                                           0             0             0           0            0           0
                                              ============================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                        0             0             0           0            0           0
     Units redeemed                                    0             0             0           0            0           0
     Units transferred                                 0             0             0           0            0           0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0           0            0           0
Beginning units                                        0             0             0           0            0           0
                                              ----------------------------------------------------------------------------
Ending units                                           0             0             0           0            0           0
                                              ============================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                                   50,632        63,017        96,045      34,734       10,815     146,888
     Units redeemed                           (1,647,404)   (1,591,287)   (2,262,092)   (752,815)    (254,437)    (14,727)
     Units transferred                           (57,439)     (329,555)   (1,822,767)    142,314      (30,847)     57,471
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding      (1,654,211)   (1,857,825)   (3,988,814)   (575,767)    (274,469)    189,632
Beginning units                               12,367,191    12,967,020    12,506,349   5,930,401    1,786,931     139,638
                                              ----------------------------------------------------------------------------
Ending units                                  10,712,980    11,109,195     8,517,535   5,354,634    1,512,462     329,270
                                              ============================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                   36,629       137,698       191,567      72,022       11,009           0
     Units redeemed                             (887,174)   (1,205,438)   (2,534,755)   (718,621)    (201,684)          0
     Units transferred                          (303,398)     (505,622)   (3,630,578)   (256,064)     (54,766)          0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding      (1,153,943)   (1,573,362)   (5,973,766)   (902,663)    (245,441)          0
Beginning units                               10,122,684    17,045,204    24,546,091   9,536,437    2,662,400           0
                                              ----------------------------------------------------------------------------
Ending units                                   8,968,741    15,471,842    18,572,325   8,633,774    2,416,959           0
                                              ============================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0         9,504        15,336           0            0           0
     Units redeemed                                    0       (14,192)      (32,869)          0            0           0
     Units transferred                                 0        82,794        96,980           0            0           0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0        78,106        79,447           0            0           0
Beginning units                                        0       392,061       455,474           0            0           0
                                              ----------------------------------------------------------------------------
Ending units                                           0       470,167       534,921           0            0           0
                                              ============================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                        0             0             0           0            0       1,320
     Units redeemed                                    0             0             0           0            0      (3,790)
     Units transferred                                 0             0             0           0            0      23,315
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0           0            0      20,845
Beginning units                                        0             0             0           0            0      25,718
                                              ----------------------------------------------------------------------------
Ending units                                           0             0             0           0            0      46,563
                                              ============================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0             0             0           0            0           0
     Units redeemed                                    0             0             0           0            0           0
     Units transferred                                 0             0             0           0            0           0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0           0            0           0
Beginning units                                        0             0             0           0            0           0
                                              ----------------------------------------------------------------------------
Ending units                                           0             0             0           0            0           0
                                              ============================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0             0             0           0            0           0
     Units redeemed                                    0             0             0           0            0           0
     Units transferred                                 0             0             0           0            0           0
                                              ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0           0            0           0
Beginning units                                        0             0             0           0            0           0
                                              ----------------------------------------------------------------------------
Ending units                                           0             0             0           0            0           0
                                              ============================================================================

                                                               Government
                                                  Capital         and                    Natural     Asset        Capital
                                                Appreciation  Quality Bond    Growth    Resources  Allocation  Appreciation
                                                 Portfolio      Portfolio   Portfolio   Portfolio  Portfolio     Portfolio
                                                 (Class 2)      (Class 2)   (Class 2)   (Class 2)  (Class 3)     (Class 3)
                                              -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                          0              0           0          0          0              0
     Units redeemed                                      0              0           0          0          0              0
     Units transferred                                   0              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0           0          0          0              0
Beginning units                                          0              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Ending units                                             0              0           0          0          0              0
                                              =============================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                      1,020              0           0          0          0              0
     Units redeemed                                 (1,900)             0           0          0          0              0
     Units transferred                              18,584              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding            17,704              0           0          0          0              0
Beginning units                                     22,572              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Ending units                                        40,276              0           0          0          0              0
                                              =============================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                                    428,489      1,306,969     448,995     67,789          0        693,285
     Units redeemed                                (82,696)      (437,518)    (57,284)   (15,327)         0        (31,877)
     Units transferred                             298,591        955,463     320,073    102,855          0        360,422
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding           644,384      1,824,914     711,784    155,317          0      1,021,830
Beginning units                                  1,475,918      3,915,388   1,010,216    245,965          0        137,718
                                              -----------------------------------------------------------------------------
Ending units                                     2,120,302      5,740,302   1,722,000    401,282          0      1,159,548
                                              =============================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                          0              0           0          0          0              0
     Units redeemed                                      0              0           0          0          0              0
     Units transferred                                   0              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0           0          0          0              0
Beginning units                                          0              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Ending units                                             0              0           0          0          0              0
                                              =============================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                          0              0           0          0          0              0
     Units redeemed                                      0              0           0          0          0              0
     Units transferred                                   0              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0              0           0          0          0              0
Beginning units                                          0              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Ending units                                             0              0           0          0          0              0
                                              =============================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      5,398         15,722       4,324        241     18,642         95,103
     Units redeemed                                 (3,373)       (13,615)     (3,407)      (451)       (91)        (2,091)
     Units transferred                              30,134         44,778      12,296     (6,585)     5,968         23,626
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding            32,159         46,885      13,213     (6,795)    24,519        116,638
Beginning units                                     63,160        277,287      41,925     26,238      1,003          5,223
                                              -----------------------------------------------------------------------------
Ending units                                        95,319        324,172      55,138     19,443     25,522        121,861
                                              =============================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        789              0           0          0          0              0
     Units redeemed                                   (877)             0           0          0          0              0
     Units transferred                               5,569              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding             5,481              0           0          0          0              0
Beginning units                                     25,519              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Ending units                                        31,000              0           0          0          0              0
                                              =============================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      3,932              0           0          0          0              0
     Units redeemed                                 (1,022)             0           0          0          0              0
     Units transferred                              16,459              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Increase (decrease) in units outstanding            19,369              0           0          0          0              0
Beginning units                                     15,211              0           0          0          0              0
                                              -----------------------------------------------------------------------------
Ending units                                        34,580              0           0          0          0              0
                                              =============================================================================

                                               Government
                                                   and                   Natural   Aggressive    Alliance    Blue Chip      Cash
                                              Quality Bond   Growth     Resources    Growth       Growth      Growth     Management
                                                Portfolio   Portfolio   Portfolio   Portfolio    Portfolio   Portfolio    Portfolio
                                                (Class 3)   (Class 3)   (Class 3)   (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                             --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0          0           0            0            0           0            0
     Units redeemed                                     0          0           0            0            0           0            0
     Units transferred                                  0          0           0            0            0           0            0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0           0            0            0           0            0
Beginning units                                         0          0           0            0            0           0            0
                                             --------------------------------------------------------------------------------------
Ending units                                            0          0           0            0            0           0            0
                                             ======================================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                         0          0           0            0            0           0            0
     Units redeemed                                     0          0           0            0            0           0            0
     Units transferred                                  0          0           0            0            0           0            0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0           0            0            0           0            0
Beginning units                                         0          0           0            0            0           0            0
                                             --------------------------------------------------------------------------------------
Ending units                                            0          0           0            0            0           0            0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 2,744,798    573,905      80,516       29,108       83,009      15,153      135,838
     Units redeemed                              (220,736)   (26,636)     (3,640)    (590,739)  (2,027,235)   (184,616)  (3,949,596)
     Units transferred                          1,169,683    277,774      86,520       67,822     (784,424)    831,068     (290,044)
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        3,693,745    825,043     163,396     (493,809)  (2,728,650)    661,605   (4,103,802)
Beginning units                                   290,386     65,224       3,370    3,859,066   13,964,463     623,099    8,636,103
                                             --------------------------------------------------------------------------------------
Ending units                                    3,984,131    890,267     166,766    3,365,257   11,235,813   1,284,704    4,532,301
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                         0          0           0       77,888      157,059      48,933      415,823
     Units redeemed                                     0          0           0     (672,112)  (1,854,376)   (334,608)  (3,417,925)
     Units transferred                                  0          0           0      270,827   (2,395,325)    394,192   (2,646,815)
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0           0     (323,397)  (4,092,642)    108,517   (5,648,917)
Beginning units                                         0          0           0    8,530,678   25,011,645   2,893,851   14,513,235
                                             --------------------------------------------------------------------------------------
Ending units                                            0          0           0    8,207,281   20,919,003   3,002,368    8,864,318
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                         0          0           0            0        3,296           0          154
     Units redeemed                                     0          0           0         (607)      (2,479)     (3,968)      (3,404)
     Units transferred                                  0          0           0      (17,049)      16,333      10,701      (28,134)
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0           0      (17,656)      17,150       6,733      (31,384)
Beginning units                                         0          0           0       60,777      165,464     112,592       99,745
                                             --------------------------------------------------------------------------------------
Ending units                                            0          0           0       43,121      182,614     119,325       68,361
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                   438,609     74,654       7,847            0            0           0            0
     Units redeemed                               (21,299)    (3,777)        (53)           0            0           0            0
     Units transferred                            165,981     12,994       1,117            0            0           0            0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          583,291     83,871       8,911            0            0           0            0
Beginning units                                    26,130      5,529         666            0            0           0            0
                                             --------------------------------------------------------------------------------------
Ending units                                      609,421     89,400       9,577            0            0           0            0
                                             ======================================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                         0          0           0            0            0           0            0
     Units redeemed                                     0          0           0            0            0           0            0
     Units transferred                                  0          0           0            0            0           0            0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0           0            0            0           0            0
Beginning units                                         0          0           0            0            0           0            0
                                             --------------------------------------------------------------------------------------
Ending units                                            0          0           0            0            0           0            0
                                             ======================================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                         0          0           0            0            0           0            0
     Units redeemed                                     0          0           0            0            0           0            0
     Units transferred                                  0          0           0            0            0           0            0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0           0            0            0           0            0
Beginning units                                         0          0           0            0            0           0            0
                                             --------------------------------------------------------------------------------------
Ending units                                            0          0           0            0            0           0            0
                                             ======================================================================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2003.

                                                                        Government
                                                Asset       Capital        and                   Natural      Asset        Capital
                                             Allocation  Appreciation  Quality Bond    Growth   Resources   Allocation  Appreciation
                                              Portfolio    Portfolio     Portfolio   Portfolio  Portfolio   Portfolio     Portfolio
                                              (Class 1)    (Class 1)     (Class 1)   (Class 1)  (Class 1)   (Class 2)     (Class 2)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0            0             0           0          0           0         2,243
     Units redeemed                                  0            0             0           0          0           0        (1,024)
     Units transferred                               0            0             0           0          0           0           964
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0          0           0         2,183
Beginning units                                      0            0             0           0          0           0        14,044
                                               -------------------------------------------------------------------------------------
Ending units                                         0            0             0           0          0           0        16,227
                                               =====================================================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      0            0             0           0          0         153         3,206
     Units redeemed                                  0            0             0           0          0      (3,835)       (7,220)
     Units transferred                               0            0             0           0          0      23,828        19,712
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0          0      20,146        15,698
Beginning units                                      0            0             0           0          0      61,986       156,111
                                               -------------------------------------------------------------------------------------
Ending units                                         0            0             0           0          0      82,132       171,809
                                               =====================================================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      0            0             0           0          0      24,940        52,790
     Units redeemed                                  0            0             0           0          0     (11,465)      (33,516)
     Units transferred                               0            0             0           0          0       7,775        54,100
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0          0      21,250        73,374
Beginning units                                      0            0             0           0          0      93,143       332,720
                                               -------------------------------------------------------------------------------------
Ending units                                         0            0             0           0          0     114,393       406,094
                                               =====================================================================================
Contracts With Total Expenses of 1.77% (2):
     Units sold                                  1,046        8,468        12,070       4,440      3,415           0             0
     Units redeemed                             (3,173)     (19,866)      (37,184)    (10,704)    (4,294)          0             0
     Units transferred                          (8,248)      (2,658)      (92,567)     (1,823)     9,333           0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       (10,375)     (14,056)     (117,681)     (8,087)     8,454           0             0
Beginning units                                106,752      407,431       646,465     212,667    109,835           0             0
                                               -------------------------------------------------------------------------------------
Ending units                                    96,377      393,375       528,784     204,580    118,289           0             0
                                               =====================================================================================
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0          493           654           0          0           0             0
     Units redeemed                                  0      (10,666)      (21,211)          0          0           0             0
     Units transferred                               0        6,427       (32,926)          0          0           0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0       (3,746)      (53,483)          0          0           0             0
Beginning units                                      0      184,973       298,234           0          0           0             0
                                               -------------------------------------------------------------------------------------
Ending units                                         0      181,227       244,751           0          0           0             0
                                               =====================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                      0            0             0           0          0           0           460
     Units redeemed                                  0            0             0           0          0           0        (1,621)
     Units transferred                               0            0             0           0          0           0         5,315
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0          0           0         4,154
Beginning units                                      0            0             0           0          0           0        15,556
                                               -------------------------------------------------------------------------------------
Ending units                                         0            0             0           0          0           0        19,710
                                               =====================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                      0            0             0           0          0           0             0
     Units redeemed                                  0            0             0           0          0           0          (413)
     Units transferred                               0            0             0           0          0           0           381
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0          0           0           (32)
Beginning units                                      0            0             0           0          0           0         9,564
                                               -------------------------------------------------------------------------------------
Ending units                                         0            0             0           0          0           0         9,532
                                               =====================================================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                      0            0             0           0          0       6,478           632
     Units redeemed                                  0            0             0           0          0      (1,295)       (1,449)
     Units transferred                               0            0             0           0          0       7,903         1,230
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0          0      13,086           413
Beginning units                                      0            0             0           0          0      36,786        49,438
                                               -------------------------------------------------------------------------------------
Ending units                                         0            0             0           0          0      49,872        49,851
                                               =====================================================================================

                                                Government                                                    Government
                                                    and                  Natural     Asset        Capital        and
                                               Quality Bond   Growth    Resources  Allocation  Appreciation  Quality Bond   Growth
                                                 Portfolio   Portfolio  Portfolio  Portfolio     Portfolio     Portfolio   Portfolio
                                                 (Class 2)   (Class 2)  (Class 2)  (Class 3)     (Class 3)     (Class 3)   (Class 3)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                          0          0          0          0             0              0          0
     Units redeemed                                      0          0          0          0             0              0          0
     Units transferred                                   0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0          0             0              0          0
Beginning units                                          0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                             0          0          0          0             0              0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      8,572      5,022      5,586     74,213       209,731        913,204    170,674
     Units redeemed                                (30,872)    (2,425)      (633)    (2,510)       (8,524)       (39,690)    (2,383)
     Units transferred                              25,603      4,442     (8,199)    26,841        58,041        593,362     38,806
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             3,303      7,039     (3,246)    98,544       259,248      1,466,876    207,097
Beginning units                                    367,924     73,715     37,760     10,794        23,751         78,830     23,767
                                             ---------------------------------------------------------------------------------------
Ending units                                       371,227     80,754     34,514    109,338       282,999      1,545,706    230,864
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                     88,629     41,232      3,149          0        85,048        379,394     58,227
     Units redeemed                                (88,429)   (11,217)    (3,968)         0          (752)       (26,486)    (2,244)
     Units transferred                             (74,378)    49,124      8,652          0        45,323         94,232     40,915
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           (74,178)    79,139      7,833          0       129,619        447,140     96,898
Beginning units                                  1,221,158    256,519     96,807          0         7,742         50,620      7,793
                                             ---------------------------------------------------------------------------------------
Ending units                                     1,146,980    335,658    104,640          0       137,361        497,760    104,691
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (2):
     Units sold                                          0          0          0          0             0              0          0
     Units redeemed                                      0          0          0          0             0              0          0
     Units transferred                                   0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0          0             0              0          0
Beginning units                                          0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                             0          0          0          0             0              0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (3):
     Units sold                                          0          0          0          0             0              0          0
     Units redeemed                                      0          0          0          0             0              0          0
     Units transferred                                   0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0          0             0              0          0
Beginning units                                          0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                             0          0          0          0             0              0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                          0          0          0          0             0              0          0
     Units redeemed                                      0          0          0          0             0              0          0
     Units transferred                                   0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0          0             0              0          0
Beginning units                                          0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                             0          0          0          0             0              0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                          0          0          0          0             0              0          0
     Units redeemed                                      0          0          0          0             0              0          0
     Units transferred                                   0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0          0             0              0          0
Beginning units                                          0          0          0          0             0              0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                             0          0          0          0             0              0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                      1,364        602         18     11,678        26,177         98,047     21,110
     Units redeemed                                 (9,097)    (1,222)      (161)        (1)         (283)        (1,815)      (272)
     Units transferred                              19,405      2,442       (806)    (9,004)        6,982         18,406      6,078
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            11,672      1,822       (949)     2,673        32,876        114,638     26,916
Beginning units                                    109,725     15,258      6,787      3,344         6,392         17,464      4,179
                                             ---------------------------------------------------------------------------------------
Ending units                                       121,397     17,080      5,838      6,017        39,268        132,102     31,095
                                             =======================================================================================

                                                  Natural    Aggressive   Alliance   Blue Chip     Cash
                                                 Resources     Growth      Growth     Growth    Management
                                                 Portfolio    Portfolio   Portfolio  Portfolio   Portfolio
                                                 (Class 3)    (Class 1)   (Class 1)  (Class 1)   (Class 1)
                                              ------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0            0           0          0           0
     Units redeemed                                     0            0           0          0           0
     Units transferred                                  0            0           0          0           0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                0            0           0          0           0
Beginning units                                         0            0           0          0           0
                                              -----------------------------------------------------------
Ending units                                            0            0           0          0           0
                                              ===========================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                    52,256            0           0          0           0
     Units redeemed                                  (359)           0           0          0           0
     Units transferred                              4,054            0           0          0           0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding           55,951            0           0          0           0
Beginning units                                     4,196            0           0          0           0
                                              -----------------------------------------------------------
Ending units                                       60,147            0           0          0           0
                                              ===========================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                    18,136            0           0          0           0
     Units redeemed                                (1,389)           0           0          0           0
     Units transferred                             13,208            0           0          0           0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding           29,955            0           0          0           0
Beginning units                                     3,108            0           0          0           0
                                              -----------------------------------------------------------
Ending units                                       33,063            0           0          0           0
                                              ===========================================================
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0        3,198       3,088      1,966       1,170
     Units redeemed                                     0      (12,373)    (16,606)    (9,887)    (74,034)
     Units transferred                                  0       (7,319)    (36,744)    (8,819)      2,292
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                0      (16,494)    (50,262)   (16,740)    (70,572)
Beginning units                                         0      162,350     386,767    201,537     270,474
                                              -----------------------------------------------------------
Ending units                                            0      145,856     336,505    184,797     199,902
                                              ===========================================================
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0            0         255      2,261      10,130
     Units redeemed                                     0       (1,779)    (10,033)    (3,105)     (1,481)
     Units transferred                                  0        1,538       1,408         40     (44,057)
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                0         (241)     (8,370)      (804)    (35,408)
Beginning units                                         0       19,713     113,020     26,066      76,576
                                              -----------------------------------------------------------
Ending units                                            0       19,472     104,650     25,262      41,168
                                              ===========================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                         0            0           0          0           0
     Units redeemed                                     0            0           0          0           0
     Units transferred                                  0            0           0          0           0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                0            0           0          0           0
Beginning units                                         0            0           0          0           0
                                              -----------------------------------------------------------
Ending units                                            0            0           0          0           0
                                              ===========================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                         0            0           0          0           0
     Units redeemed                                     0            0           0          0           0
     Units transferred                                  0            0           0          0           0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding                0            0           0          0           0
Beginning units                                         0            0           0          0           0
                                              -----------------------------------------------------------
Ending units                                            0            0           0          0           0
                                              ===========================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                        92            0           0          0           0
     Units redeemed                                     0            0           0          0           0
     Units transferred                                250            0           0          0           0
                                              -----------------------------------------------------------
Increase (decrease) in units outstanding              342            0           0          0           0
Beginning units                                       206            0           0          0           0
                                              -----------------------------------------------------------
Ending units                                          548            0           0          0           0
                                              ===========================================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                                            Davis                                Federated
                                             Corporate     Venture     "Dogs" of    Emerging     American     Global       Global
                                                Bond        Value     Wall Street    Markets      Leaders      Bond       Equities
                                             Portfolio    Portfolio    Portfolio    Portfolio    Portfolio   Portfolio    Portfolio
                                             (Class 1)    (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)    (Class 1)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0            0             0           0            0           0            0
     Units redeemed                                  0            0             0           0            0           0            0
     Units transferred                               0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0            0           0            0
Beginning units                                      0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                         0            0             0           0            0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                      0            0             0           0            0           0            0
     Units redeemed                                  0            0             0           0            0           0            0
     Units transferred                               0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0            0           0            0
Beginning units                                      0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                         0            0             0           0            0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                                 26,214      132,737         5,945      11,919       33,052      14,451       42,789
     Units redeemed                           (781,110)  (3,723,067)     (238,242)   (236,876)    (552,154)   (457,682)  (1,056,703)
     Units transferred                         218,891     (332,025)     (306,489)    320,644      (21,166)    (81,133)    (530,244)
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding      (536,005)  (3,922,355)     (538,786)     95,687     (540,268)   (524,364)  (1,544,158)
Beginning units                              4,120,549   27,710,437     1,725,057   1,842,788    4,111,291   3,050,578    8,408,886
                                             ---------------------------------------------------------------------------------------
Ending units                                 3,584,544   23,788,082     1,186,271   1,938,475    3,571,023   2,526,214    6,864,728
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                127,202      227,842        49,376      37,330       58,704      16,368       34,289
     Units redeemed                           (935,705)  (2,883,093)     (589,568)   (517,422)    (627,927)   (279,922)    (516,659)
     Units transferred                         520,387     (947,126)     (846,363)   (186,328)    (966,798)   (160,741)    (765,047)
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding      (288,116)  (3,602,377)   (1,386,555)   (666,420)  (1,536,021)   (424,295)  (1,247,417)
Beginning units                              9,793,558   38,952,303     8,137,931   7,672,975    8,394,495   3,474,173    7,631,561
                                             ---------------------------------------------------------------------------------------
Ending units                                 9,505,442   35,349,926     6,751,376   7,006,555    6,858,474   3,049,878    6,384,144
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0       14,698             0          33            0         166          113
     Units redeemed                                  0      (13,170)            0        (814)           0      (5,679)        (850)
     Units transferred                               0       66,692             0       9,685            0      14,138        3,262
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0       68,220             0       8,904            0       8,625        2,525
Beginning units                                      0      397,407             0      15,250            0      30,886       13,352
                                             ---------------------------------------------------------------------------------------
Ending units                                         0      465,627             0      24,154            0      39,511       15,877
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0            0             0           0            0           0            0
     Units redeemed                                  0            0             0           0            0           0            0
     Units transferred                               0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0            0           0            0
Beginning units                                      0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                         0            0             0           0            0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0            0             0           0            0           0            0
     Units redeemed                                  0            0             0           0            0           0            0
     Units transferred                               0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0            0           0            0
Beginning units                                      0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                         0            0             0           0            0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0            0             0           0            0           0            0
     Units redeemed                                  0            0             0           0            0           0            0
     Units transferred                               0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0           0            0           0            0
Beginning units                                      0            0             0           0            0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                         0            0             0           0            0           0            0
                                             =======================================================================================

                                              Goldman                                              International  International
                                               Sachs        Growth-       Growth      High-Yield    Diversified       Growth
                                              Research      Income     Opportunities     Bond         Equities       & Income
                                             Portfolio     Portfolio     Portfolio     Portfolio     Portfolio       Portfolio
                                             (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)       (Class 1)
                                             -----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0            0             0             0              0              0
     Units redeemed                                   0            0             0             0              0              0
     Units transferred                                0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0             0             0              0              0
Beginning units                                       0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Ending units                                          0            0             0             0              0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                       0            0             0             0              0              0
     Units redeemed                                   0            0             0             0              0              0
     Units transferred                                0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0             0             0              0              0
Beginning units                                       0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Ending units                                          0            0             0             0              0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                                   7,151       68,901        19,662        30,304         50,989         17,661
     Units redeemed                            (117,178)  (1,920,633)     (139,890)   (1,201,007)    (1,341,464)      (586,024)
     Units transferred                         (123,506)    (602,571)    1,125,767     1,001,338        245,644        397,648
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding       (233,533)  (2,454,303)    1,005,539      (169,365)    (1,044,831)      (170,715)
Beginning units                                 766,129   15,286,743       688,859     6,642,631      9,350,017      3,572,948
                                             -----------------------------------------------------------------------------------
Ending units                                    532,596   12,832,440     1,694,398     6,473,266      8,305,186      3,402,233
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                  71,704      126,007        37,324        99,247         56,963         78,805
     Units redeemed                            (229,857)  (1,552,617)     (274,611)     (932,087)      (733,989)    (1,058,398)
     Units transferred                         (871,577)  (2,066,959)    1,736,895     1,953,068        755,818     (1,188,046)
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding     (1,029,730)  (3,493,569)    1,499,608     1,120,228         78,792     (2,167,639)
Beginning units                               3,781,616   20,340,353     2,821,168     9,721,045      8,373,221     15,524,444
                                             -----------------------------------------------------------------------------------
Ending units                                  2,751,886   16,846,784     4,320,776    10,841,273      8,452,013     13,356,805
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0        2,383             0             0              0          4,057
     Units redeemed                                   0       (7,491)            0             0              0         (2,215)
     Units transferred                                0          (39)            0             0              0         29,808
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0       (5,147)            0             0              0         31,650
Beginning units                                       0      330,121             0             0              0         29,726
                                             -----------------------------------------------------------------------------------
Ending units                                          0      324,974             0             0              0         61,376
                                             ===================================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                       0            0             0             0              0              0
     Units redeemed                                   0            0             0             0              0              0
     Units transferred                                0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0             0             0              0              0
Beginning units                                       0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Ending units                                          0            0             0             0              0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0            0             0             0              0              0
     Units redeemed                                   0            0             0             0              0              0
     Units transferred                                0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0             0             0              0              0
Beginning units                                       0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Ending units                                          0            0             0             0              0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0            0             0             0              0              0
     Units redeemed                                   0            0             0             0              0              0
     Units transferred                                0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0             0             0              0              0
Beginning units                                       0            0             0             0              0              0
                                             -----------------------------------------------------------------------------------
Ending units                                          0            0             0             0              0              0
                                             ===================================================================================

                                                              MFS
                                                         Massachusetts     MFS                       Putnam
                                              Marsico      Investors      Mid-Cap        MFS         Growth:      Real
                                              Growth         Trust        Growth     Total Return    Voyager     Estate
                                             Portfolio     Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                             (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)   (Class 1)
                                             ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0             0             0             0            0           0
     Units redeemed                                  0             0             0             0            0           0
     Units transferred                               0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                             ============================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                      0             0             0             0            0           0
     Units redeemed                                  0             0             0             0            0           0
     Units transferred                               0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                             ============================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0        38,196        33,714        57,316       38,715      17,607
     Units redeemed                                  0      (859,557)     (529,707)   (1,143,749)    (718,713)   (357,862)
     Units transferred                               0         4,540     1,130,609       822,479     (482,155)    321,831
                                             ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             0      (816,821)      634,616      (263,954)  (1,162,153)    (18,424)
Beginning units                                      0     6,211,054     2,450,117     7,303,764    6,135,245   2,120,452
                                             ----------------------------------------------------------------------------
Ending units                                         0     5,394,233     3,084,733     7,039,810    4,973,092   2,102,028
                                             ============================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                 59,412        31,609       118,512       157,663       56,518      24,606
     Units redeemed                           (470,865)     (492,144)     (892,637)   (1,262,342)    (808,031)   (509,133)
     Units transferred                       2,024,623      (373,073)    1,434,111       980,321   (1,365,492)    338,574
                                             ----------------------------------------------------------------------------
Increase (decrease) in units outstanding     1,613,170      (833,608)      659,986      (124,358)  (2,117,005)   (145,953)
Beginning units                              5,737,494     6,869,791    12,529,321    15,844,679   11,061,667   5,553,559
                                             ----------------------------------------------------------------------------
Ending units                                 7,350,664     6,036,183    13,189,307    15,720,321    8,944,662   5,407,606
                                             ============================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0           279         6,365         5,866        2,647           0
     Units redeemed                                  0        (1,196)       (3,151)      (15,595)      (4,422)          0
     Units transferred                               0        16,813        42,406        74,975       (9,157)          0
                                             ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             0        15,896        45,620        65,246      (10,932)          0
Beginning units                                      0        34,972       166,246       266,905       65,949           0
                                             ----------------------------------------------------------------------------
Ending units                                         0        50,868       211,866       332,151       55,017           0
                                             ============================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0             0             0             0            0           0
     Units redeemed                                  0             0             0             0            0           0
     Units transferred                               0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                             ============================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0             0             0             0            0           0
     Units redeemed                                  0             0             0             0            0           0
     Units transferred                               0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                             ============================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0             0             0             0            0           0
     Units redeemed                                  0             0             0             0            0           0
     Units transferred                               0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                             ----------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                             ============================================================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

         5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                                         Davis                            Federated                         Goldman
                                            Corporate   Venture    "Dogs" of   Emerging   American     Global    Global      Sachs
                                              Bond       Value    Wall Street   Markets    Leaders     Bond     Equities   Research
                                            Portfolio  Portfolio   Portfolio   Portfolio  Portfolio  Portfolio  Portfolio  Portfolio
                                            (Class 1)  (Class 1)   (Class 1)   (Class 1)  (Class 1)  (Class 1)  (Class 1)  (Class 1)
                                            ----------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    0          0           0           0          0          0          0          0
     Units redeemed                                0          0           0           0          0          0          0          0
     Units transferred                             0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0           0           0          0          0          0          0
Beginning units                                    0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                       0          0           0           0          0          0          0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                    0          0           0           0          0          0          0          0
     Units redeemed                                0          0           0           0          0          0          0          0
     Units transferred                             0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0           0           0          0          0          0          0
Beginning units                                    0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                       0          0           0           0          0          0          0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                    0          0           0           0          0          0          0          0
     Units redeemed                                0          0           0           0          0          0          0          0
     Units transferred                             0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0           0           0          0          0          0          0
Beginning units                                    0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                       0          0           0           0          0          0          0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (2)
     Units sold                                6,913      9,435         428       1,082      1,626        322      1,756         34
     Units redeemed                          (20,539)   (47,286)     (6,446)     (9,033)    (8,553)    (1,473)    (7,435)    (8,852)
     Units transferred                        21,008     (6,070)    (16,054)     31,306     (2,241)    (7,757)    (6,473)   (12,917)
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       7,382    (43,921)    (22,072)     23,355     (9,168)    (8,908)   (12,152)   (21,735)
Beginning units                              310,775    895,679     231,993     111,240    161,493    122,154     97,379    202,239
                                             ---------------------------------------------------------------------------------------
Ending units                                 318,157    851,758     209,921     134,595    152,325    113,246     85,227    180,504
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (3)
     Units sold                                    0        209           0           0          0          0        335          0
     Units redeemed                                0    (13,038)          0        (610)         0     (2,484)      (314)         0
     Units transferred                             0     12,512           0       3,788          0      4,954        705          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           0       (317)          0       3,178          0      2,470        726          0
Beginning units                                    0    201,916           0       4,587          0     38,656     57,980          0
                                             ---------------------------------------------------------------------------------------
Ending units                                       0    201,599           0       7,765          0     41,126     58,706          0
                                             =======================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                    0          0           0           0          0          0          0          0
     Units redeemed                                0          0           0           0          0          0          0          0
     Units transferred                             0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0           0           0          0          0          0          0
Beginning units                                    0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                       0          0           0           0          0          0          0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                    0          0           0           0          0          0          0          0
     Units redeemed                                0          0           0           0          0          0          0          0
     Units transferred                             0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0           0           0          0          0          0          0
Beginning units                                    0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                       0          0           0           0          0          0          0          0
                                             =======================================================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                    0          0           0           0          0          0          0          0
     Units redeemed                                0          0           0           0          0          0          0          0
     Units transferred                             0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0           0           0          0          0          0          0
Beginning units                                    0          0           0           0          0          0          0          0
                                             ---------------------------------------------------------------------------------------
Ending units                                       0          0           0           0          0          0          0          0
                                             =======================================================================================

                                                                                   International  International
                                              Growth-      Growth      High-Yield   Diversified      Growth       Marsico
                                              Income    Opportunities     Bond       Equities       & Income       Growth
                                             Portfolio    Portfolio     Portfolio    Portfolio      Portfolio    Portfolio
                                             (Class 1)    (Class 1)     (Class 1)    (Class 1)      (Class 1)    (Class 1)
                                             -------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                     0            0             0            0              0            0
     Units redeemed                                 0            0             0            0              0            0
     Units transferred                              0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0              0            0
Beginning units                                     0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Ending units                                        0            0             0            0              0            0
                                             ===============================================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                     0            0             0            0              0            0
     Units redeemed                                 0            0             0            0              0            0
     Units transferred                              0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0              0            0
Beginning units                                     0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Ending units                                        0            0             0            0              0            0
                                             ===============================================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                     0            0             0            0              0            0
     Units redeemed                                 0            0             0            0              0            0
     Units transferred                              0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0              0            0
Beginning units                                     0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Ending units                                        0            0             0            0              0            0
                                             ===============================================================================
Contracts With Total Expenses of 1.77% (2)
     Units sold                                 1,010           71         3,635        3,840          1,573          421
     Units redeemed                           (14,635)     (10,214)      (18,361)      (1,977)       (18,764)     (14,963)
     Units transferred                        (36,099)      (1,977)      (40,878)       3,803        (24,622)     122,483
                                             -------------------------------------------------------------------------------
Increase (decrease) in units outstanding      (49,724)     (12,120)      (55,604)       5,666        (41,813)     107,941
Beginning units                               360,087      185,337       277,747      161,711        345,080      370,133
                                             -------------------------------------------------------------------------------
Ending units                                  310,363      173,217       222,143      167,377        303,267      478,074
                                             ===============================================================================
Contracts With Total Expenses of 1.77% (3)
     Units sold                                     1            0             0            0              0            0
     Units redeemed                            (6,245)           0             0            0           (747)           0
     Units transferred                          4,557            0             0            0         10,416            0
                                             -------------------------------------------------------------------------------
Increase (decrease) in units outstanding       (1,687)           0             0            0          9,669            0
Beginning units                                81,510            0             0            0          7,425            0
                                             -------------------------------------------------------------------------------
Ending units                                   79,823            0             0            0         17,094            0
                                             ===============================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                     0            0             0            0              0            0
     Units redeemed                                 0            0             0            0              0            0
     Units transferred                              0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0              0            0
Beginning units                                     0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Ending units                                        0            0             0            0              0            0
                                             ===============================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                     0            0             0            0              0            0
     Units redeemed                                 0            0             0            0              0            0
     Units transferred                              0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0              0            0
Beginning units                                     0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Ending units                                        0            0             0            0              0            0
                                             ===============================================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                     0            0             0            0              0            0
     Units redeemed                                 0            0             0            0              0            0
     Units transferred                              0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0              0            0
Beginning units                                     0            0             0            0              0            0
                                             -------------------------------------------------------------------------------
Ending units                                        0            0             0            0              0            0
                                             ===============================================================================

                                                  MFS
                                             Massachusetts     MFS                    Putnam
                                               Investors     Mid-Cap        MFS       Growth       Real
                                                 Trust       Growth    Total Return   Voyager     Estate
                                               Portfolio    Portfolio    Portfolio   Portfolio  Portfolio
                                               (Class 1)    (Class 1)    (Class 1)   (Class 1)  (Class 1)
                                             ------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0            0            0           0          0
     Units redeemed                                   0            0            0           0          0
     Units transferred                                0            0            0           0          0
                                             -----------------------------------------------------------
Increase (decrease) in units outstanding              0            0            0           0          0
Beginning units                                       0            0            0           0          0
                                             -----------------------------------------------------------
Ending units                                          0            0            0           0          0
                                             ===========================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                       0            0            0           0          0
     Units redeemed                                   0            0            0           0          0
     Units transferred                                0            0            0           0          0
                                             -----------------------------------------------------------
Increase (decrease) in units outstanding              0            0            0           0          0
Beginning units                                       0            0            0           0          0
                                             -----------------------------------------------------------
Ending units                                          0            0            0           0          0
                                             ===========================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                       0            0            0           0          0
     Units redeemed                                   0            0            0           0          0
     Units transferred                                0            0            0           0          0
                                             -----------------------------------------------------------
Increase (decrease) in units outstanding              0            0            0           0          0
Beginning units                                       0            0            0           0          0
                                             -----------------------------------------------------------
Ending units                                          0            0            0           0          0
                                             ===========================================================
Contracts With Total Expenses of 1.77% (2)
     Units sold                                   6,028        2,749       20,118         663         13
     Units redeemed                             (11,940)     (27,939)     (30,586)     (3,914)    (4,178)
     Units transferred                             (642)      25,007       69,324     (14,007)     6,323
                                             -----------------------------------------------------------
Increase (decrease) in units outstanding         (6,554)        (183)      58,856     (17,258)     2,158
Beginning units                                 243,337      649,185      789,355     137,282     82,996
                                             -----------------------------------------------------------
Ending units                                    236,783      649,002      848,211     120,024     85,154
                                             ===========================================================
Contracts With Total Expenses of 1.77% (3)
     Units sold                                     375          798        1,712           0          0
     Units redeemed                              (1,872)      (6,696)     (14,548)       (745)         0
     Units transferred                           (6,346)       5,638        7,053       2,802          0
                                             -----------------------------------------------------------
Increase (decrease) in units outstanding         (7,843)        (260)      (5,783)      2,057          0
Beginning units                                  22,096       72,492       84,612      46,494          0
                                             -----------------------------------------------------------
Ending units                                     14,253       72,232       78,829      48,551          0
                                             ===========================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                       0            0            0           0          0
     Units redeemed                                   0            0            0           0          0
     Units transferred                                0            0            0           0          0
                                             -----------------------------------------------------------
Increase (decrease) in units outstanding              0            0            0           0          0
Beginning units                                       0            0            0           0          0
                                             -----------------------------------------------------------
Ending units                                          0            0            0           0          0
                                             ===========================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                       0            0            0           0          0
     Units redeemed                                   0            0            0           0          0
     Units transferred                                0            0            0           0          0
                                             -----------------------------------------------------------
Increase (decrease) in units outstanding              0            0            0           0          0
Beginning units                                       0            0            0           0          0
                                             -----------------------------------------------------------
Ending units                                          0            0            0           0          0
                                             ===========================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                       0            0            0           0          0
     Units redeemed                                   0            0            0           0          0
     Units transferred                                0            0            0           0          0
                                             -----------------------------------------------------------
Increase (decrease) in units outstanding              0            0            0           0          0
Beginning units                                       0            0            0           0          0
                                             -----------------------------------------------------------
Ending units                                          0            0            0           0          0
                                             ===========================================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

  5.  CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.


                                              SunAmerica                       Telecom        Worldwide     Aggressive   Alliance
                                               Balanced       Technology       Utility       High Income      Growth      Growth
                                              Portfolio        Portfolio      Portfolio       Portfolio     Portfolio    Portfolio
                                              (Class 1)        (Class 1)      (Class 1)       (Class 1)     (Class 2)    (Class 2)
                                              ------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                     0              0              0              0              0            0
         Units redeemed                                 0              0              0              0              0            0
         Units transferred                              0              0              0              0              0            0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0            0
Beginning units                                         0              0              0              0              0            0
                                              ------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0            0
                                              ====================================================================================
Contracts With Total Expenses of 1.40%:
         Units sold                                     0              0              0              0              0        1,107
         Units redeemed                                 0              0              0              0              0         (116)
         Units transferred                              0              0              0              0              0        4,449
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0        5,440
Beginning units                                         0              0              0              0              0        7,147
                                              ------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0       12,587
                                              ====================================================================================
Contracts With Total Expenses of 1.52% (1):
         Units sold                                21,525         55,667          5,330         10,853        153,025      330,705
         Units redeemed                          (467,426)      (519,140)      (126,564)      (380,293)       (43,971)     (75,253)
         Units transferred                        (63,475)     2,419,175       (260,656)        78,285        150,180      171,800
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         (509,376)     1,955,702       (381,890)      (291,155)       259,234      427,252
Beginning units                                 3,097,121      1,580,445      1,188,432      2,261,171        472,593    1,210,486
                                              ------------------------------------------------------------------------------------
Ending units                                    2,587,745      3,536,147        806,542      1,970,016        731,827    1,637,738
                                              ====================================================================================
Contracts With Total Expenses of 1.52% (2):
         Units sold                                60,415        124,819         17,379         18,149              0            0
         Units redeemed                        (1,141,698)      (965,961)      (266,804)      (239,578)             0            0
         Units transferred                       (961,811)     5,847,591       (650,395)       254,066              0            0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       (2,043,094)     5,006,449       (899,820)        32,637              0            0
Beginning units                                13,838,869      7,906,530      3,982,390      2,384,608              0            0
                                              ------------------------------------------------------------------------------------
Ending units                                   11,795,775     12,912,979      3,082,570      2,417,245              0            0
                                              ====================================================================================
Contracts With Total Expenses of 1.52% (3):
         Units sold                                   852              0              0              0              0            0
         Units redeemed                            (6,417)             0              0              0              0            0
         Units transferred                          8,130              0              0              0              0            0
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            2,565              0              0              0              0            0
Beginning units                                    81,351              0              0              0              0            0
                                              ------------------------------------------------------------------------------------
Ending units                                       83,916              0              0              0              0            0
                                              ====================================================================================
Contracts With Total Expenses of 1.52% (4):
         Units sold                                     0              0              0              0          1,462        1,952
         Units redeemed                                 0              0              0              0           (573)        (919)
         Units transferred                              0              0              0              0          4,437        4,569
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0          5,326        5,602
Beginning units                                         0              0              0              0         13,285       41,032
                                              ------------------------------------------------------------------------------------
Ending units                                            0              0              0              0         18,611       46,634
                                              ====================================================================================
Contracts With Total Expenses of 1.55% (5):
         Units sold                                     0              0              0              0              0          118
         Units redeemed                                 0              0              0              0              0         (429)
         Units transferred                              0              0              0              0              0          974
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0          663
Beginning units                                         0              0              0              0              0       11,120
                                              ------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0       11,783
                                              ====================================================================================
Contracts With Total Expenses of 1.55% (6):
         Units sold                                     0              0              0              0              0        2,759
         Units redeemed                                 0              0              0              0              0       (2,210)
         Units transferred                              0              0              0              0              0        4,111
                                              ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0        4,660
Beginning units                                         0              0              0              0              0        7,424
                                              ------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0       12,084
                                              ====================================================================================

                                                                                                  Davis
                                                   Blue Chip        Cash         Corporate       Venture        "Dogs" of
                                                    Growth        Management       Bond           Value        Wall Street
                                                   Portfolio      Portfolio      Portfolio      Portfolio       Portfolio
                                                   (Class 2)      (Class 2)      (Class 2)      (Class 2)      (Class 2)
                                              ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                        0              0              0              0              0
         Units redeemed                                    0              0              0              0              0
         Units transferred                                 0              0              0              0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0              0              0              0
Beginning units                                            0              0              0              0              0
                                              --------------------------------------------------------------------------
Ending units                                               0              0              0              0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.40%:
         Units sold                                        0              0              0            335              0
         Units redeemed                                    0              0              0         (2,656)             0
         Units transferred                                 0              0              0          8,869              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0              0          6,548              0
Beginning units                                            0              0              0         28,675              0
                                              --------------------------------------------------------------------------
Ending units                                               0              0              0         35,223              0
                                              ==========================================================================
Contracts With Total Expenses of 1.52% (1):
         Units sold                                  352,732      1,562,387        289,148        802,504        387,185
         Units redeemed                              (77,435)      (560,603)      (129,297)      (183,589)       (41,462)
         Units transferred                           242,608       (705,339)       430,477        731,785        208,186
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding             517,905        296,445        590,328      1,350,700        553,909
Beginning units                                    1,010,759      2,341,376      1,527,011      2,743,042        640,160
                                              --------------------------------------------------------------------------
Ending units                                       1,528,664      2,637,821      2,117,339      4,093,742      1,194,069
                                              ==========================================================================
Contracts With Total Expenses of 1.52% (2):
         Units sold                                        0              0              0              0              0
         Units redeemed                                    0              0              0              0              0
         Units transferred                                 0              0              0              0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0              0              0              0
Beginning units                                            0              0              0              0              0
                                              --------------------------------------------------------------------------
Ending units                                               0              0              0              0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.52% (3):
         Units sold                                        0              0              0              0              0
         Units redeemed                                    0              0              0              0              0
         Units transferred                                 0              0              0              0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0              0              0              0
Beginning units                                            0              0              0              0              0
                                              --------------------------------------------------------------------------
Ending units                                               0              0              0              0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.52% (4):
         Units sold                                   14,134         86,122          8,061          5,150            832
         Units redeemed                               (1,817)       (24,308)        (2,659)        (6,081)        (3,268)
         Units transferred                            15,798         (8,055)        14,344         23,125          5,505
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding              28,115         53,759         19,746         22,194          3,069
Beginning units                                       47,770        178,024         95,175        103,326         26,346
                                              --------------------------------------------------------------------------
Ending units                                          75,885        231,783        114,921        125,520         29,415
                                              ==========================================================================
Contracts With Total Expenses of 1.55% (5):
         Units sold                                        0              0              0            849              0
         Units redeemed                                    0              0              0           (654)             0
         Units transferred                                 0              0              0          2,280              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0              0          2,475              0
Beginning units                                            0              0              0          5,478              0
                                              --------------------------------------------------------------------------
Ending units                                               0              0              0          7,953              0
                                              ==========================================================================
Contracts With Total Expenses of 1.55% (6):
         Units sold                                        0              0              0              0              0
         Units redeemed                                    0              0              0              0              0
         Units transferred                                 0              0              0              0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0              0              0              0              0
Beginning units                                            0              0              0              0              0
                                              --------------------------------------------------------------------------
Ending units                                               0              0              0              0              0
                                              ==========================================================================

                                                              Federated
                                               Emerging       American     Foreign           Global         Global
                                               Markets         Leaders      Value             Bond         Equities
                                              Portfolio       Portfolio    Portfolio        Portfolio     Portfolio
                                               (Class 2)      (Class 2)    (Class 2)        (Class 2)      (Class 2)
                                              ---------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                  0              0              0              0              0
         Units redeemed                              0              0              0              0              0
         Units transferred                           0              0              0              0              0
                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0              0              0
Beginning units                                      0              0              0              0              0
                                              --------------------------------------------------------------------
Ending units                                         0              0              0              0              0
                                              ====================================================================
Contracts With Total Expenses of 1.40%:
         Units sold                                  0              0              0              0            145
         Units redeemed                              0              0              0              0           (122)
         Units transferred                           0              0              0              0          3,124
                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0              0          3,147
Beginning units                                      0              0              0              0          9,707
                                              --------------------------------------------------------------------
Ending units                                         0              0              0              0         12,854
                                              ====================================================================
Contracts With Total Expenses of 1.52% (1):
         Units sold                            135,714        111,900      1,165,017        121,849         70,241
         Units redeemed                        (19,157)       (48,353)       (28,553)       (22,292)       (28,136)
         Units transferred                     101,190        (28,341)       601,469         57,436         38,903
                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding       217,747         35,206      1,737,933        156,993         81,008
Beginning units                                355,869        713,960        168,357        396,972        455,525
                                              --------------------------------------------------------------------
Ending units                                   573,616        749,166      1,906,290        553,965        536,533
                                              ====================================================================
Contracts With Total Expenses of 1.52% (2):
         Units sold                                  0              0              0              0              0
         Units redeemed                              0              0              0              0              0
         Units transferred                           0              0              0              0              0
                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0              0              0
Beginning units                                      0              0              0              0              0
                                              --------------------------------------------------------------------
Ending units                                         0              0              0              0              0
                                              ====================================================================
Contracts With Total Expenses of 1.52% (3):
         Units sold                                  0              0              0              0              0
         Units redeemed                              0              0              0              0              0
         Units transferred                           0              0              0              0              0
                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0              0              0
Beginning units                                      0              0              0              0              0
                                              --------------------------------------------------------------------
Ending units                                         0              0              0              0              0
                                              ====================================================================
Contracts With Total Expenses of 1.52% (4):
         Units sold                              1,666          1,875          3,941          2,063          1,353
         Units redeemed                           (677)        (1,048)          (362)        (1,942)          (322)
         Units transferred                       6,013           (829)        24,046          8,601          1,494
                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding         7,002             (2)        27,625          8,722          2,525
Beginning units                                 18,227         47,625         19,415         24,641         30,066
                                              --------------------------------------------------------------------
Ending units                                    25,229         47,623         47,040         33,363         32,591
                                              ====================================================================
Contracts With Total Expenses of 1.55% (5):
         Units sold                                  0              0              0              0              0
         Units redeemed                              0              0              0              0            (38)
         Units transferred                           0              0              0              0              0
                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0              0            (38)
Beginning units                                      0              0              0              0          1,066
                                              --------------------------------------------------------------------
Ending units                                         0              0              0              0          1,028
                                              ====================================================================
Contracts With Total Expenses of 1.55% (6):
         Units sold                                  0              0              0              0              0
         Units redeemed                              0              0              0              0            (67)
         Units transferred                           0              0              0              0          2,876
                                              --------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0              0          2,809
Beginning units                                      0              0              0              0          2,002
                                              --------------------------------------------------------------------
Ending units                                         0              0              0              0          4,811
                                              ====================================================================


                                              Goldman
                                               Sachs        Growth-       Growth
                                              Research      Income     Opportunities
                                              Portfolio    Portfolio     Portfolio
                                              (Class 2)    (Class 2)    (Class 2)
                                             ----------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                 0              0              0
         Units redeemed                             0              0              0
         Units transferred                          0              0              0
                                             --------------------------------------
Increase (decrease) in units outstanding            0              0              0
Beginning units                                     0              0              0
                                             --------------------------------------
Ending units                                        0              0              0
                                             ======================================
Contracts With Total Expenses of 1.40%:
         Units sold                                 0              0              0
         Units redeemed                             0              0              0
         Units transferred                          0              0              0
                                             --------------------------------------
Increase (decrease) in units outstanding            0              0              0
Beginning units                                     0              0              0
                                             --------------------------------------
Ending units                                        0              0              0
                                             ======================================
Contracts With Total Expenses of 1.52% (1):
         Units sold                           129,252         94,313        213,177
         Units redeemed                       (35,373)       (69,934)       (36,611)
         Units transferred                     87,493         19,310        271,894
                                             --------------------------------------
Increase (decrease) in units outstanding      181,372         43,689        448,460
Beginning units                               466,347      1,079,049        613,473
                                             --------------------------------------
Ending units                                  647,719      1,122,738      1,061,933
                                             ======================================
Contracts With Total Expenses of 1.52% (2):
         Units sold                                 0              0              0
         Units redeemed                             0              0              0
         Units transferred                          0              0              0
                                             --------------------------------------
Increase (decrease) in units outstanding            0              0              0
Beginning units                                     0              0              0
                                             --------------------------------------
Ending units                                        0              0              0
                                             ======================================
Contracts With Total Expenses of 1.52% (3):
         Units sold                                 0              0              0
         Units redeemed                             0              0              0
         Units transferred                          0              0              0
                                             --------------------------------------
Increase (decrease) in units outstanding            0              0              0
Beginning units                                     0              0              0
                                             --------------------------------------
Ending units                                        0              0              0
                                             ======================================
Contracts With Total Expenses of 1.52% (4):
         Units sold                               526            508          7,454
         Units redeemed                        (1,120)        (2,685)          (233)
         Units transferred                      1,079          9,039         16,134
                                             --------------------------------------
Increase (decrease) in units outstanding          485          6,862         23,355
Beginning units                                33,542         43,524         16,216
                                             --------------------------------------
Ending units                                   34,027         50,386         39,571
                                             ======================================
Contracts With Total Expenses of 1.55% (5):
         Units sold                                 0              0              0
         Units redeemed                             0              0              0
         Units transferred                          0              0              0
                                             --------------------------------------
Increase (decrease) in units outstanding            0              0              0
Beginning units                                     0              0              0
                                             --------------------------------------
Ending units                                        0              0              0
                                             ======================================
Contracts With Total Expenses of 1.55% (6):
         Units sold                                 0              0              0
         Units redeemed                             0              0              0
         Units transferred                          0              0              0
                                             --------------------------------------
Increase (decrease) in units outstanding            0              0              0
Beginning units                                     0              0              0
                                             --------------------------------------
Ending units                                        0              0              0
                                             ======================================


(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)      Offered in Polaris II product.

(3)      Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)      Offered in Diversified Strategies product.

(6)      Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

         5.  CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.


                                                SunAmerica                    Telecom        Worldwide     Aggressive     Alliance
                                                 Balanced      Technology     Utility       High Income      Growth        Growth
                                                Portfolio      Portfolio     Portfolio       Portfolio     Portfolio      Portfolio
                                                (Class 1)      (Class 1)     (Class 1)       (Class 1)     (Class 2)      (Class 2)
                                                -----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                    0             0             0             0             0                0
         Units redeemed                                0             0             0             0             0                0
         Units transferred                             0             0             0             0             0           (2,575)
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0           (2,575)
Beginning units                                        0             0             0             0             0            6,024
                                                ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0            3,449
                                                =================================================================================
Contracts With Total Expenses of 1.72% (4):
         Units sold                                    0             0             0             0         3,413            1,376
         Units redeemed                                0             0             0             0          (731)          (3,064)
         Units transferred                             0             0             0             0        11,568            8,791
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0        14,250            7,103
Beginning units                                        0             0             0             0        25,664           75,534
                                                ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0        39,914           82,637
                                                =================================================================================
Contracts With Total Expenses of 1.77% (7):
         Units sold                                    0             0             0             0         3,233           27,225
         Units redeemed                                0             0             0             0        (4,279)         (26,206)
         Units transferred                             0             0             0             0        27,021           46,066
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0        25,975           47,085
Beginning units                                        0             0             0             0       105,722          291,777
                                                ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0       131,697          338,862
                                                =================================================================================
Contracts With Total Expenses of 1.77% (2):
         Units sold                                2,221         4,781            59           186             0                0
         Units redeemed                           (8,004)      (29,410)       (2,775)         (615)            0                0
         Units transferred                        (3,696)       58,343        (1,584)       13,803             0                0
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding          (9,479)       33,714        (4,300)       13,374             0                0
Beginning units                                  176,634       508,691        59,762        17,768             0                0
                                                ---------------------------------------------------------------------------------
Ending units                                     167,155       542,405        55,462        31,142             0                0
                                                =================================================================================
Contracts With Total Expenses of 1.77% (3):
         Units sold                                  239             0             0             0             0                0
         Units redeemed                           (5,018)            0             0             0             0                0
         Units transferred                          (981)            0             0             0             0                0
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding          (5,760)            0             0             0             0                0
Beginning units                                   39,237             0             0             0             0                0
                                                ---------------------------------------------------------------------------------
Ending units                                      33,477             0             0             0             0                0
                                                =================================================================================
Contracts With Total Expenses of 1.80%:
         Units sold                                    0             0             0             0             0              819
         Units redeemed                                0             0             0             0             0           (2,293)
         Units transferred                             0             0             0             0             0            4,564
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0            3,090
Beginning units                                        0             0             0             0             0            8,861
                                                ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0           11,951
                                                =================================================================================
Contracts With Total Expenses of 1.95%:
         Units sold                                    0             0             0             0             0                0
         Units redeemed                                0             0             0             0             0              (40)
         Units transferred                             0             0             0             0             0              571
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0              531
Beginning units                                        0             0             0             0             0            2,753
                                                ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0            3,284
                                                =================================================================================
Contracts With Total Expenses of 1.97% (4):
         Units sold                                    0             0             0             0           319              414
         Units redeemed                                0             0             0             0        (1,142)          (2,182)
         Units transferred                             0             0             0             0           645           (1,793)
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0          (178)          (3,561)
Beginning units                                        0             0             0             0         3,536           20,475
                                                ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0         3,358           16,914
                                                =================================================================================

                                                                                              Davis
                                                     Blue Chip      Cash         Corporate   Venture        "Dogs" of       Emerging
                                                      Growth      Management       Bond       Value        Wall Street      Markets
                                                     Portfolio    Portfolio      Portfolio  Portfolio       Portfolio      Portfolio
                                                     (Class 2)    (Class 2)      (Class 2)  (Class 2)      (Class 2)       (Class 2)
                                                ------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                       0             0             0             0             0             0
         Units redeemed                                   0             0             0             0             0             0
         Units transferred                                0             0             0             0             0             0
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0             0             0
Beginning units                                           0             0             0             0             0             0
                                                ---------------------------------------------------------------------------------
Ending units                                              0             0             0             0             0             0
                                                =================================================================================
Contracts With Total Expenses of 1.72% (4):
         Units sold                                   3,028         3,166         5,881        17,109         3,533           867
         Units redeemed                              (5,360)      (38,368)       (2,931)       (4,326)         (459)         (632)
         Units transferred                           31,086        53,494        54,905        34,899       (12,678)       11,997
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding             28,754        18,292        57,855        47,682        (9,604)       12,232
Beginning units                                      58,924       206,454       108,842       186,111        61,366        21,638
                                                ---------------------------------------------------------------------------------
Ending units                                         87,678       224,746       166,697       233,793        51,762        33,870
                                                =================================================================================
Contracts With Total Expenses of 1.77% (7):
         Units sold                                  52,512       306,674        48,982        53,042        48,424        65,152
         Units redeemed                             (17,121)     (113,016)      (32,199)      (48,800)       (2,891)      (31,912)
         Units transferred                           26,564      (200,977)       52,963       133,954       (29,338)       36,537
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding             61,955        (7,319)       69,746       138,196        16,195        69,777
Beginning units                                     273,790       566,480       379,191       714,556       324,446        88,428
                                                ---------------------------------------------------------------------------------
Ending units                                        335,745       559,161       448,937       852,752       340,641       158,205
                                                =================================================================================
Contracts With Total Expenses of 1.77% (2):
         Units sold                                       0             0             0             0             0             0
         Units redeemed                                   0             0             0             0             0             0
         Units transferred                                0             0             0             0             0             0
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0             0             0
Beginning units                                           0             0             0             0             0             0
                                                ---------------------------------------------------------------------------------
Ending units                                              0             0             0             0             0             0
                                                =================================================================================
Contracts With Total Expenses of 1.77% (3):
         Units sold                                       0             0             0             0             0             0
         Units redeemed                                   0             0             0             0             0             0
         Units transferred                                0             0             0             0             0             0
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0             0             0
Beginning units                                           0             0             0             0             0             0
                                                ---------------------------------------------------------------------------------
Ending units                                              0             0             0             0             0             0
                                                =================================================================================
Contracts With Total Expenses of 1.80%:
         Units sold                                       0             0             0         1,250             0             0
         Units redeemed                                   0             0             0        (1,930)            0             0
         Units transferred                                0             0             0           469             0             0
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0          (211)            0             0
Beginning units                                           0             0             0        10,380             0             0
                                                ---------------------------------------------------------------------------------
Ending units                                              0             0             0        10,169             0             0
                                                =================================================================================
Contracts With Total Expenses of 1.95%:
         Units sold                                       0             0             0             0             0             0
         Units redeemed                                   0             0             0             0             0             0
         Units transferred                                0             0             0             0             0             0
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0             0             0             0             0             0
Beginning units                                           0             0             0             0             0             0
                                                ---------------------------------------------------------------------------------
Ending units                                              0             0             0             0             0             0
                                                =================================================================================
Contracts With Total Expenses of 1.97% (4):
         Units sold                                     436           467           421         1,204             0            74
         Units redeemed                              (1,362)      (11,976)       (7,431)       (6,921)       (2,301)       (1,703)
         Units transferred                            5,782         3,979         7,664          (865)        2,367        (1,899)
                                                ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding              4,856        (7,530)          654        (6,582)           66        (3,528)
Beginning units                                       6,696        50,227        41,167        50,575        21,475        21,840
                                                ---------------------------------------------------------------------------------
Ending units                                         11,552        42,697        41,821        43,993        21,541        18,312
                                                =================================================================================
                                                 Federated
                                                 American      Foreign     Global         Global
                                                  Leaders       Value       Bond         Equities
                                                 Portfolio    Portfolio   Portfolio     Portfolio
                                                 (Class 2)    (Class 2)   (Class 2)      (Class 2)
                                              -----------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                   0             0             0             0
         Units redeemed                               0             0             0             6
         Units transferred                            0             0             0             0
                                              ---------------------------------------------------
Increase (decrease) in units outstanding              0             0             0             6
Beginning units                                       0             0             0             0
                                              ---------------------------------------------------
Ending units                                          0             0             0             6
                                              ===================================================
Contracts With Total Expenses of 1.72% (4):
         Units sold                               3,117           479         4,953         3,067
         Units redeemed                          (2,350)       (9,277)       (1,132)         (865)
         Units transferred                       15,739        21,748         7,939         3,744
                                              ---------------------------------------------------
Increase (decrease) in units outstanding         16,506        12,950        11,760         5,946
Beginning units                                  43,612        28,282        39,465        36,674
                                              ---------------------------------------------------
Ending units                                     60,118        41,232        51,225        42,620
                                              ===================================================
Contracts With Total Expenses of 1.77% (7):
         Units sold                              14,852        77,195         6,651         4,469
         Units redeemed                         (22,841)       (5,793)       (6,146)       (6,379)
         Units transferred                      (11,010)       94,624        19,057         5,419
                                              ---------------------------------------------------
Increase (decrease) in units outstanding        (18,999)      166,026        19,562         3,509
Beginning units                                 270,038        36,907        73,757       131,042
                                              ---------------------------------------------------
Ending units                                    251,039       202,933        93,319       134,551
                                              ===================================================
Contracts With Total Expenses of 1.77% (2):
         Units sold                                   0             0             0             0
         Units redeemed                               0             0             0             0
         Units transferred                            0             0             0             0
                                              ---------------------------------------------------
Increase (decrease) in units outstanding              0             0             0             0
Beginning units                                       0             0             0             0
                                              ---------------------------------------------------
Ending units                                          0             0             0             0
                                              ===================================================
Contracts With Total Expenses of 1.77% (3):
         Units sold                                   0             0             0             0
         Units redeemed                               0             0             0             0
         Units transferred                            0             0             0             0
                                              ---------------------------------------------------
Increase (decrease) in units outstanding              0             0             0             0
Beginning units                                       0             0             0             0
                                              ---------------------------------------------------
Ending units                                          0             0             0             0
                                              ===================================================
Contracts With Total Expenses of 1.80%:
         Units sold                                   0             0             0             0
         Units redeemed                               0             0             0           (56)
         Units transferred                            0             0             0         2,671
                                              ---------------------------------------------------
Increase (decrease) in units outstanding              0             0             0         2,615
Beginning units                                       0             0             0         3,172
                                              ---------------------------------------------------
Ending units                                          0             0             0         5,787
                                              ===================================================
Contracts With Total Expenses of 1.95%:
         Units sold                                   0             0             0             0
         Units redeemed                               0             0             0           (74)
         Units transferred                            0             0             0           108
                                              ---------------------------------------------------
Increase (decrease) in units outstanding              0             0             0            34
Beginning units                                       0             0             0           730
                                              ---------------------------------------------------
Ending units                                          0             0             0           764
                                              ===================================================
Contracts With Total Expenses of 1.97% (4):
         Units sold                                 769             0           585           108
         Units redeemed                            (955)           (1)          (23)           (2)
         Units transferred                          285           651           695          (936)
                                              ---------------------------------------------------
Increase (decrease) in units outstanding             99           650         1,257          (830)
Beginning units                                  15,411            14        12,671         5,870
                                              ---------------------------------------------------
Ending units                                     15,510           664        13,928         5,040
                                              ===================================================

                                                Goldman
                                                  Sachs       Growth-       Growth
                                                Research      Income     Opportunities
                                                Portfolio    Portfolio     Portfolio
                                                (Class 2)    (Class 2)    (Class 2)
                                              ----------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                   0             0             0
         Units redeemed                               0             0             0
         Units transferred                            0             0             0
                                              -------------------------------------
Increase (decrease) in units outstanding              0             0             0
Beginning units                                       0             0             0
                                              -------------------------------------
Ending units                                          0             0             0
                                              =====================================
Contracts With Total Expenses of 1.72% (4):
         Units sold                               5,704         9,366         2,976
         Units redeemed                            (395)       (3,989)         (710)
         Units transferred                        2,520        10,333        36,682
                                              -------------------------------------
Increase (decrease) in units outstanding          7,829        15,710        38,948
Beginning units                                  43,169       110,540        36,711
                                              -------------------------------------
Ending units                                     50,998       126,250        75,659
                                              =====================================
Contracts With Total Expenses of 1.77% (7):
         Units sold                              18,849         2,898         4,985
         Units redeemed                          (4,057)       (9,830)       (6,272)
         Units transferred                       27,096        37,007        47,109
                                              -------------------------------------
Increase (decrease) in units outstanding         41,888        30,075        45,822
Beginning units                                 109,955       245,508       159,512
                                              -------------------------------------
Ending units                                    151,843       275,583       205,334
                                              =====================================
Contracts With Total Expenses of 1.77% (2):
         Units sold                                   0             0             0
         Units redeemed                               0             0             0
         Units transferred                            0             0             0
                                              -------------------------------------
Increase (decrease) in units outstanding              0             0             0
Beginning units                                       0             0             0
                                              -------------------------------------
Ending units                                          0             0             0
                                              =====================================
Contracts With Total Expenses of 1.77% (3):
         Units sold                                   0             0             0
         Units redeemed                               0             0             0
         Units transferred                            0             0             0
                                              -------------------------------------
Increase (decrease) in units outstanding              0             0             0
Beginning units                                       0             0             0
                                              -------------------------------------
Ending units                                          0             0             0
                                              =====================================
Contracts With Total Expenses of 1.80%:
         Units sold                                   0             0             0
         Units redeemed                               0             0             0
         Units transferred                            0             0             0
                                              -------------------------------------
Increase (decrease) in units outstanding              0             0             0
Beginning units                                       0             0             0
                                              -------------------------------------
Ending units                                          0             0             0
                                              =====================================
Contracts With Total Expenses of 1.95%:
         Units sold                                   0             0             0
         Units redeemed                               0             0             0
         Units transferred                            0             0             0
                                              -------------------------------------
Increase (decrease) in units outstanding              0             0             0
Beginning units                                       0             0             0
                                              -------------------------------------
Ending units                                          0             0             0
                                              =====================================
Contracts With Total Expenses of 1.97% (4):
         Units sold                                 121           104           797
         Units redeemed                            (801)       (1,020)         (201)
         Units transferred                          980         2,286         3,792
                                              -------------------------------------
Increase (decrease) in units outstanding            300         1,370         4,388
Beginning units                                  15,810        26,404         8,346
                                              -------------------------------------
Ending units                                     16,110        27,774        12,734
                                              =====================================


(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2)      Offered in Polaris II product.

(3)      Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5)      Offered in Diversified Strategies product.

(6)      Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING(continued)

For the year ended December 31, 2003.

                                                                                                       MFS
                                                         International  International             Massachusetts     MFS
                                             High-Yield   Diversified      Growth       Marsico     Investors     Mid-Cap
                                                Bond       Equities       & Income      Growth        Trust       Growth
                                             Portfolio     Portfolio      Portfolio    Portfolio    Portfolio    Portfolio
                                             (Class 2)     (Class 2)      (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                             ----------  -------------  -------------  ---------  -------------  ---------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                   0              0              0          0              0          0
         Units redeemed                               0              0              0          0              0          0
         Units transferred                            0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0          0
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.40%:
         Units sold                                   0              0              0          0              0        591
         Units redeemed                               0              0              0          0              0     (5,646)
         Units transferred                            0              0              0          0              0     24,451
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0     19,396
Beginning units                                       0              0              0          0              0     38,564
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0     57,960
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.52% (1):
         Units sold                             385,302        990,835        278,348    982,554        197,693    807,594
         Units redeemed                         (84,001)       (58,272)       (66,120)  (115,760)       (36,377)  (154,397)
         Units transferred                      736,091        621,455        353,121    639,930        156,878    734,642
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding      1,037,392      1,554,018        565,349  1,506,724        318,194  1,387,839
Beginning units                                 885,184        587,855      1,013,112  1,867,884        732,862  2,115,113
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                  1,922,576      2,141,873      1,578,461  3,374,608      1,051,056  3,502,952
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.52% (2):
         Units sold                                   0              0              0          0              0          0
         Units redeemed                               0              0              0          0              0          0
         Units transferred                            0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0          0
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.52% (3):
         Units sold                                   0              0              0          0              0          0
         Units redeemed                               0              0              0          0              0          0
         Units transferred                            0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0          0
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.52% (4):
         Units sold                               1,238          2,373          5,846          0            479      9,256
         Units redeemed                            (963)        (1,416)          (864)         0         (1,770)    (9,377)
         Units transferred                          255         11,147         29,809          0          5,683     42,111
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding            530         12,104         34,791          0          4,392     41,990
Beginning units                                  58,767         34,524         55,112          0         18,392    132,603
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                     59,297         46,628         89,903          0         22,784    174,593
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.55% (5):
         Units sold                                   0              0              0          0              0      1,805
         Units redeemed                               0              0              0          0              0       (208)
         Units transferred                            0              0              0          0              0      2,442
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0      4,039
Beginning units                                       0              0              0          0              0     11,512
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0     15,551
                                             ==========  =============  =============  =========  =============  =========
Contracts With Total Expenses of 1.55% (6):
         Units sold                                   0              0              0          0              0      3,591
         Units redeemed                               0              0              0          0              0     (2,109)
         Units transferred                            0              0              0          0              0     23,221
                                             ----------  -------------  -------------  ---------  -------------  ---------
Increase (decrease) in units outstanding              0              0              0          0              0     24,703
Beginning units                                       0              0              0          0              0      7,702
                                             ----------  -------------  -------------  ---------  -------------  ---------
Ending units                                          0              0              0          0              0     32,405
                                             ==========  =============  =============  =========  =============  =========


                                                         Putnam
                                             MFS Total   Growth:      Real    Small & Mid  SunAmerica               Telecom
                                              Return     Voyager     Estate    Cap Value    Balanced   Technology   Utility
                                             Portfolio  Portfolio  Portfolio   Portfolio   Portfolio   Portfolio   Portfolio
                                             (Class 2)  (Class 2)  (Class 2)   (Class 2)   (Class 2)   (Class 2)   (Class 2)
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                  0          0          0            0           0           0          0
         Units redeemed                              0          0          0            0           0           0          0
         Units transferred                           0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0           0          0
Beginning units                                      0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0           0          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.40%:
         Units sold                                  0          0          0            0           0       2,381          0
         Units redeemed                              0          0          0            0           0     (15,570)         0
         Units transferred                           0          0          0            0           0      13,610          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0         421          0
Beginning units                                      0          0          0            0           0      72,091          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0      72,512          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (1):
         Units sold                            586,181     95,510    152,625      692,458     112,782     592,040     24,370
         Units redeemed                       (230,851)   (26,516)   (45,187)     (15,376)    (65,370)    (90,906)    (7,586)
         Units transferred                     973,783    (41,914)   256,400      392,520     181,015   1,088,485    (37,188)
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding     1,329,113     27,080    363,838    1,069,602     228,427   1,589,619    (20,404)
Beginning units                              3,252,384    473,461    577,307      185,477     892,920   1,330,549    186,747
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                 4,581,497    500,541    941,145    1,255,079   1,121,347   2,920,168    166,343
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (2):
         Units sold                                  0          0          0            0           0           0          0
         Units redeemed                              0          0          0            0           0           0          0
         Units transferred                           0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0           0          0
Beginning units                                      0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0           0          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (3):
         Units sold                                  0          0          0            0           0           0          0
         Units redeemed                              0          0          0            0           0           0          0
         Units transferred                           0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0           0          0
Beginning units                                      0          0          0            0           0           0          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0           0          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.52% (4):
         Units sold                              2,579         11        257        5,893       2,870      11,635          0
         Units redeemed                         (7,415)      (661)    (1,267)        (595)       (431)       (872)         0
         Units transferred                      43,160        324     11,395       30,481       7,048         (40)         0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding        38,324       (326)    10,385       35,779       9,487      10,723          0
Beginning units                                157,265     12,720     44,342       39,021      18,398      42,919          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                   195,589     12,394     54,727       74,800      27,885      53,642          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.55% (5):
         Units sold                                  0          0          0            0           0       1,027          0
         Units redeemed                              0          0          0            0           0          (6)         0
         Units transferred                           0          0          0            0           0          (2)         0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0       1,019          0
Beginning units                                      0          0          0            0           0       9,802          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0      10,821          0
                                             =========  =========  =========  ===========  ==========  ==========  =========
Contracts With Total Expenses of 1.55% (6):
         Units sold                                  0          0          0            0           0      19,788          0
         Units redeemed                              0          0          0            0           0      (7,927)         0
         Units transferred                           0          0          0            0           0      66,007          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0          0          0            0           0      77,868          0
Beginning units                                      0          0          0            0           0      30,946          0
                                             ---------  ---------  ---------  -----------  ----------  ----------  ---------
Ending units                                         0          0          0            0           0     108,814          0
                                             =========  =========  =========  ===========  ==========  ==========  =========

                                              Worldwide   Aggressive  Alliance   Blue Chip     Cash     Corporate
                                             High Income    Growth     Growth     Growth    Management    Bond
                                              Portfolio   Portfolio   Portfolio  Portfolio  Portfolio   Portfolio
                                              (Class 2)    (Class 3)  (Class 3)  (Class 3)  (Class 3)   (Class 3)
                                             -----------  ----------  ---------  ---------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                    0           0          0          0           0          0
         Units redeemed                                0           0          0          0           0          0
         Units transferred                             0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in units outstanding               0           0          0          0           0          0
Beginning units                                        0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Ending units                                           0           0          0          0           0          0
                                             ===========  ==========  =========  =========  ==========  =========
Contracts With Total Expenses of 1.40%:
         Units sold                                    0           0          0          0           0          0
         Units redeemed                                0           0          0          0           0          0
         Units transferred                             0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in units outstanding               0           0          0          0           0          0
Beginning units                                        0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Ending units                                           0           0          0          0           0          0
                                             ===========  ==========  =========  =========  ==========  =========
Contracts With Total Expenses of 1.52% (1):
         Units sold                               76,711      78,074    377,672    300,317   3,343,716    571,605
         Units redeemed                          (16,422)     (7,056)   (18,572)   (26,483)   (564,711)   (15,194)
         Units transferred                        92,157      62,634    190,257    114,787    (545,943)   274,139
                                             -----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in units outstanding         152,446     133,652    549,357    388,621   2,233,062    830,550
Beginning units                                  144,908       9,218     45,028     25,770     281,452    115,713
                                             -----------  ----------  ---------  ---------  ----------  ---------
Ending units                                     297,354     142,870    594,385    414,391   2,514,514    946,263
                                             ===========  ==========  =========  =========  ==========  =========
Contracts With Total Expenses of 1.52% (2):
         Units sold                                    0           0          0          0           0          0
         Units redeemed                                0           0          0          0           0          0
         Units transferred                             0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in units outstanding               0           0          0          0           0          0
Beginning units                                        0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Ending units                                           0           0          0          0           0          0
                                             ===========  ==========  =========  =========  ==========  =========
Contracts With Total Expenses of 1.52% (3):
         Units sold                                    0           0          0          0           0          0
         Units redeemed                                0           0          0          0           0          0
         Units transferred                             0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in units outstanding               0           0          0          0           0          0
Beginning units                                        0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Ending units                                           0           0          0          0           0          0
                                             ===========  ==========  =========  =========  ==========  =========
Contracts With Total Expenses of 1.52% (4):
         Units sold                                    0      13,819     42,259     30,900     807,586    155,137
         Units redeemed                                0      (1,187)    (1,292)      (743)   (987,699)    (4,411)
         Units transferred                             0       5,028      7,072     (3,188)    602,454     40,695
                                             -----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in units outstanding               0      17,660     48,039     26,969     422,341    191,421
Beginning units                                        0          15      2,961      2,553      10,725      3,690
                                             -----------  ----------  ---------  ---------  ----------  ---------
Ending units                                           0      17,675     51,000     29,522     433,066    195,111
                                             ===========  ==========  =========  =========  ==========  =========
Contracts With Total Expenses of 1.55% (5):
         Units sold                                    0           0          0          0           0          0
         Units redeemed                                0           0          0          0           0          0
         Units transferred                             0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in units outstanding               0           0          0          0           0          0
Beginning units                                        0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Ending units                                           0           0          0          0           0          0
                                             ===========  ==========  =========  =========  ==========  =========
Contracts With Total Expenses of 1.55% (6):
         Units sold                                    0           0          0          0           0          0
         Units redeemed                                0           0          0          0           0          0
         Units transferred                             0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Increase (decrease) in units outstanding               0           0          0          0           0          0
Beginning units                                        0           0          0          0           0          0
                                             -----------  ----------  ---------  ---------  ----------  ---------
Ending units                                           0           0          0          0           0          0
                                             ===========  ==========  =========  =========  ==========  =========

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

    5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                                                                                    MFS
                                                        International International            Massachusetts     MFS
                                             High-Yield  Diversified     Growth      Marsico     Investors     Mid-Cap     MFS Total
                                                Bond       Equities     & Income      Growth       Trust        Growth       Return
                                             Portfolio    Portfolio    Portfolio     Portfolio   Portfolio     Portfolio   Portfolio
                                             (Class 2)    (Class 2)    (Class 2)     (Class 2)   (Class 2)     (Class 2)   (Class 2)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                     0            0            0            0            0          687            0
     Units redeemed                                 0            0            0            0            0       (6,138)           0
     Units transferred                              0            0            0            0            0        7,317            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0            0        1,866            0
Beginning units                                     0            0            0            0            0       12,214            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0            0       14,080            0
                                             =======================================================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                 4,349       11,103        5,042            0          349       12,860       15,449
     Units redeemed                            (4,300)      (1,748)      (1,627)           0         (798)      (4,270)     (10,495)
     Units transferred                         28,753       26,160        7,795            0       12,546       55,963       39,438
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       28,802       35,515       11,210            0       12,097       64,553       44,392
Beginning units                                70,818       79,959       84,890            0       37,899      198,770      289,817
                                             ---------------------------------------------------------------------------------------
Ending units                                   99,620      115,474       96,100            0       49,996      263,323      334,209
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                53,878       83,596       12,095       81,581       11,756       79,774       27,995
     Units redeemed                           (42,885)     (11,673)      (8,433)     (66,488)     (13,522)     (27,442)     (41,521)
     Units transferred                        121,556       67,317       49,628      285,129       62,528       83,464      117,761
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding      132,549      139,240       53,290      300,222       60,762      135,796      104,235
Beginning units                               228,236      160,078      286,477      508,425      198,873      574,291      771,538
                                             ---------------------------------------------------------------------------------------
Ending units                                  360,785      299,318      339,767      808,647      259,635      710,087      875,773
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (2):
     Units sold                                     0            0            0            0            0            0            0
     Units redeemed                                 0            0            0            0            0            0            0
     Units transferred                              0            0            0            0            0            0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0            0            0            0
Beginning units                                     0            0            0            0            0            0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0            0            0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (3):
     Units sold                                     0            0            0            0            0            0            0
     Units redeemed                                 0            0            0            0            0            0            0
     Units transferred                              0            0            0            0            0            0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0            0            0            0
Beginning units                                     0            0            0            0            0            0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0            0            0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                     0            0            0            0            0        1,635            0
     Units redeemed                                 0            0            0            0            0       (6,855)           0
     Units transferred                              0            0            0            0            0       16,794            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0            0       11,574            0
Beginning units                                     0            0            0            0            0       48,552            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0            0       60,126            0
                                             =======================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                     0            0            0            0            0          186            0
     Units redeemed                                 0            0            0            0            0          (16)           0
     Units transferred                              0            0            0            0            0        1,168            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0            0        1,338            0
Beginning units                                     0            0            0            0            0        8,548            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0            0        9,886            0
                                             =======================================================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                 6,252        1,401          216            0          255        1,032        1,794
     Units redeemed                           (12,368)      (1,715)      (4,195)           0       (4,372)      (7,142)      (3,006)
     Units transferred                          5,001       (1,052)       6,232            0        1,776        1,785        6,820
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       (1,115)      (1,366)       2,253            0       (2,341)      (4,325)       5,608
Beginning units                                97,408       17,354       22,712            0        9,090       62,119       85,621
                                             ---------------------------------------------------------------------------------------
Ending units                                   96,293       15,988       24,965            0        6,749       57,794       91,229
                                             =======================================================================================

                                              Putnam
                                               Growth:       Real     Small & Mid   SunAmerica                 Telecom    Worldwide
                                              Voyager       Estate     Cap Value     Balanced    Technology    Utility   High Income
                                             Portfolio    Portfolio    Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 2)   (Class 2)    (Class 2)    (Class 2)    (Class 2)    (Class 2)   (Class 2)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                     0            0            0            0          7,031          0            0
     Units redeemed                                 0            0            0            0             (6)         0            0
     Units transferred                              0            0            0            0         12,619          0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0         19,644          0            0
Beginning units                                     0            0            0            0         10,137          0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0         29,781          0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                 2,342        7,605        5,504          362          2,551          0            0
     Units redeemed                              (504)      (1,352)        (302)      (1,403)        (1,290)         0            0
     Units transferred                          2,371       26,526       17,882       18,194         17,311          0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        4,209       32,779       23,084       17,153         18,572          0            0
Beginning units                                31,268       65,279       10,379       44,382         38,455          0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                   35,477       98,058       33,463       61,535         57,027          0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                 4,004       15,783       53,641       14,893         32,908      8,621        1,497
     Units redeemed                            (7,512)     (20,284)      (2,508)     (15,344)       (26,636)    (2,055)      (4,775)
     Units transferred                          7,145       38,322       82,709       59,156        526,927     (6,120)      13,253
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        3,637       33,821      133,842       58,705        533,199        446        9,975
Beginning units                                84,352      228,078       47,918      231,226        487,500     63,140       41,077
                                             ---------------------------------------------------------------------------------------
Ending units                                   87,989      261,899      181,760      289,931      1,020,699     63,586       51,052
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (2):
     Units sold                                     0            0            0            0              0          0            0
     Units redeemed                                 0            0            0            0              0          0            0
     Units transferred                              0            0            0            0              0          0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0              0          0            0
Beginning units                                     0            0            0            0              0          0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0              0          0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (3):
     Units sold                                     0            0            0            0              0          0            0
     Units redeemed                                 0            0            0            0              0          0            0
     Units transferred                              0            0            0            0              0          0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0              0          0            0
Beginning units                                     0            0            0            0              0          0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0              0          0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                     0            0            0            0              0          0            0
     Units redeemed                                 0            0            0            0         (1,183)         0            0
     Units transferred                              0            0            0            0         43,320          0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0         42,137          0            0
Beginning units                                     0            0            0            0         20,382          0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0         62,519          0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                     0            0            0            0              0          0            0
     Units redeemed                                 0            0            0            0              0          0            0
     Units transferred                              0            0            0            0             (2)         0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0            0             (2)         0            0
Beginning units                                     0            0            0            0          4,971          0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0            0            0          4,969          0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                    69          592          415          173          2,882          0            0
     Units redeemed                            (2,103)        (764)        (133)      (1,676)           (10)         0            0
     Units transferred                            665          328        2,318          955         (1,433)         0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       (1,369)         156        2,600         (548)         1,439          0            0
Beginning units                                 9,390       18,194        4,262       31,048         16,457          0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                    8,021       18,350        6,862       30,500         17,896          0            0
                                             =======================================================================================

                                             Aggressive    Alliance    Blue Chip       Cash      Corporate
                                               Growth       Growth       Growth     Management      Bond
                                             Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                              (Class 3)    (Class 3)   (Class 3)    (Class 3)    (Class 3)
                                             -------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                     0            0            0              0          0
     Units redeemed                                 0            0            0              0          0
     Units transferred                              0            0            0              0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0              0          0
Beginning units                                     0            0            0              0          0
                                             -------------------------------------------------------------
Ending units                                        0            0            0              0          0
                                             =============================================================
Contracts With Total Expenses of 1.72% (4):
     Units sold                                20,563       91,757      114,343      2,278,202    298,820
     Units redeemed                              (747)      (4,568)        (760)      (334,420)   (24,706)
     Units transferred                          6,971       29,782       (3,189)      (801,371)    67,238
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding       26,787      116,971      110,394      1,142,411    341,352
Beginning units                                 1,559       19,379        3,101         51,237      8,272
                                             -------------------------------------------------------------
Ending units                                   28,346      136,350      113,495      1,193,648    349,624
                                             =============================================================
Contracts With Total Expenses of 1.77% (7):
     Units sold                                20,711       43,781       27,825        436,148     95,614
     Units redeemed                              (395)      (1,444)        (589)       (75,351)    (8,685)
     Units transferred                          7,184       21,696       12,669       (193,902)    60,336
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding       27,500       64,033       39,905        166,895    147,265
Beginning units                                   527        5,469          369         94,850      2,563
                                             -------------------------------------------------------------
Ending units                                   28,027       69,502       40,274        261,745    149,828
                                             =============================================================
Contracts With Total Expenses of 1.77% (2):
     Units sold                                     0            0            0              0          0
     Units redeemed                                 0            0            0              0          0
     Units transferred                              0            0            0              0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0              0          0
Beginning units                                     0            0            0              0          0
                                             -------------------------------------------------------------
Ending units                                        0            0            0              0          0
                                             =============================================================
Contracts With Total Expenses of 1.77% (3):
     Units sold                                     0            0            0              0          0
     Units redeemed                                 0            0            0              0          0
     Units transferred                              0            0            0              0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0              0          0
Beginning units                                     0            0            0              0          0
                                             -------------------------------------------------------------
Ending units                                        0            0            0              0          0
                                             =============================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                     0            0            0              0          0
     Units redeemed                                 0            0            0              0          0
     Units transferred                              0            0            0              0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0              0          0
Beginning units                                     0            0            0              0          0
                                             -------------------------------------------------------------
Ending units                                        0            0            0              0          0
                                             =============================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                     0            0            0              0          0
     Units redeemed                                 0            0            0              0          0
     Units transferred                              0            0            0              0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding            0            0            0              0          0
Beginning units                                     0            0            0              0          0
                                             -------------------------------------------------------------
Ending units                                        0            0            0              0          0
                                             =============================================================
Contracts With Total Expenses of 1.97% (4):
     Units sold                                     0       21,914          534         51,434     25,642
     Units redeemed                                 0         (208)         (18)          (756)      (163)
     Units transferred                            525        4,522        1,306        124,329      2,440
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding          525       26,228        1,822        175,007     27,919
Beginning units                                 2,951        1,192          840         14,522      3,437
                                             -------------------------------------------------------------
Ending units                                    3,476       27,420        2,662        189,529     31,356
                                             =============================================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

    5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.


                                               Davis                                Federated
                                              Venture      "Dogs" of    Emerging    American      Foreign       Global      Global
                                               Value      Wall Street    Markets     Leaders       Value         Bond      Equities
                                             Portfolio     Portfolio   Portfolio    Portfolio    Portfolio    Portfolio    Portfolio
                                             (Class 3)     (Class 3)    (Class 3)   (Class 3)    (Class 3)    (Class 3)   (Class 3)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0          0            0            0            0            0           0
     Units redeemed                                   0          0            0            0            0            0           0
     Units transferred                                0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0            0            0            0            0           0
Beginning units                                       0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0          0            0            0            0            0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                       0          0            0            0            0            0           0
     Units redeemed                                   0          0            0            0            0            0           0
     Units transferred                                0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0            0            0            0            0           0
Beginning units                                       0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0          0            0            0            0            0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                               1,008,453    162,309       90,470      109,966    1,591,682      163,644      33,102
     Units redeemed                             (46,600)   (12,136)      (6,833)      (8,541)     (69,692)      (3,997)     (1,739)
     Units transferred                          648,202     97,813       91,840       65,130      772,265       81,260      34,394
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding      1,610,055    247,986      175,477      166,555    2,294,255      240,907      65,757
Beginning units                                 115,086     15,054       11,001       60,296      163,233       14,627       7,749
                                             ---------------------------------------------------------------------------------------
Ending units                                  1,725,141    263,040      186,478      226,851    2,457,488      255,534      73,506
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                       0          0            0            0        5,721            0           0
     Units redeemed                                   0          0            0            0       (1,327)           0           0
     Units transferred                                0          0            0            0      351,695            0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0            0            0      356,089            0           0
Beginning units                                       0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0          0            0            0      356,089            0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0          0            0            0            0            0           0
     Units redeemed                                   0          0            0            0            0            0           0
     Units transferred                                0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0            0            0            0            0           0
Beginning units                                       0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0          0            0            0            0            0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                 131,369    108,859      147,041       50,722      204,572       39,657      18,361
     Units redeemed                              (4,301)      (314)     (69,976)        (603)     (10,484)      (1,517)       (577)
     Units transferred                           27,397      8,613      (62,584)      20,470       51,917       27,392       4,805
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        154,465    117,158       14,481       70,589      246,005       65,532      22,589
Beginning units                                  16,558      3,780        1,620           80       22,862          400         221
                                             ---------------------------------------------------------------------------------------
Ending units                                    171,023    120,938       16,101       70,669      268,867       65,932      22,810
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0          0            0            0            0            0           0
     Units redeemed                                   0          0            0            0            0            0           0
     Units transferred                                0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0            0            0            0            0           0
Beginning units                                       0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0          0            0            0            0            0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0          0            0            0            0            0           0
     Units redeemed                                   0          0            0            0            0            0           0
     Units transferred                                0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0            0            0            0            0           0
Beginning units                                       0          0            0            0            0            0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0          0            0            0            0            0           0
                                             =======================================================================================

                                              Goldman                                         International International
                                               Sachs      Growth-       Growth     High-Yield  Diversified     Growth      Marsico
                                              Research     Income   Opportunities     Bond       Equities     & Income      Growth
                                             Portfolio   Portfolio    Portfolio    Portfolio    Portfolio     Portfolio    Portfolio
                                             (Class 3)   (Class 3)     (Class 3)   (Class 3)    (Class 3)     (Class 3)    (Class 3)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                     0           0            0            0              0           0            0
     Units redeemed                                 0           0            0            0              0           0            0
     Units transferred                              0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0            0            0              0           0            0
Beginning units                                     0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0           0            0            0              0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                     0           0            0            0              0           0            0
     Units redeemed                                 0           0            0            0              0           0            0
     Units transferred                              0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0            0            0              0           0            0
Beginning units                                     0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0           0            0            0              0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                                     0     113,214      142,996      403,167      1,509,072     333,185      496,240
     Units redeemed                                 0      (5,334)     (10,668)     (17,812)       (62,748)    (26,254)     (25,664)
     Units transferred                              0      70,511      101,991      302,126        649,884     240,348      372,524
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0     178,391      234,319      687,481      2,096,208     547,279      843,100
Beginning units                                     0      52,756       35,308       23,585        111,291     103,101       75,346
                                             ---------------------------------------------------------------------------------------
Ending units                                        0     231,147      269,627      711,066      2,207,499     650,380      918,446
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                     0           0            0            0              0           0            0
     Units redeemed                                 0           0            0            0              0           0            0
     Units transferred                              0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0            0            0              0           0            0
Beginning units                                     0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0           0            0            0              0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                     0           0            0            0              0           0            0
     Units redeemed                                 0           0            0            0              0           0            0
     Units transferred                              0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0            0            0              0           0            0
Beginning units                                     0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0           0            0            0              0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                 4,345      11,263       17,141      839,289        159,689     182,118       15,548
     Units redeemed                                (1)       (431)        (680)     (46,546)       (21,890)   (116,386)      (2,234)
     Units transferred                          2,606       2,933         (507)    (623,864)        53,119      24,757        4,829
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        6,950      13,765       15,954      168,879        190,918      90,489       18,143
Beginning units                                 2,153       5,804        3,018          714          6,735       3,894        1,287
                                             ---------------------------------------------------------------------------------------
Ending units                                    9,103      19,569       18,972      169,593        197,653      94,383       19,430
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                     0           0            0            0              0           0            0
     Units redeemed                                 0           0            0            0              0           0            0
     Units transferred                              0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0            0            0              0           0            0
Beginning units                                     0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0           0            0            0              0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                     0           0            0            0              0           0            0
     Units redeemed                                 0           0            0            0              0           0            0
     Units transferred                              0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0            0            0              0           0            0
Beginning units                                     0           0            0            0              0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0           0            0            0              0           0            0
                                             =======================================================================================
                                                  MFS
                                             Massachusetts     MFS                     Putnam
                                               Investors     Mid-Cap     MFS Total      Growth:       Real
                                                 Trust        Growth      Return       Voyager       Estate
                                               Portfolio     Portfolio   Portfolio    Portfolio     Portfolio
                                               (Class 3)     (Class 3)   (Class 3)    (Class 3)     (Class 3)
                                             ----------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0            0            0            0           0
     Units redeemed                                    0            0            0            0           0
     Units transferred                                 0            0            0            0           0
                                             ----------------------------------------------------------------
Increase (decrease) in units outstanding               0            0            0            0           0
Beginning units                                        0            0            0            0           0
                                             ----------------------------------------------------------------
Ending units                                           0            0            0            0           0
                                             ================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                        0            0            0            0           0
     Units redeemed                                    0            0            0            0           0
     Units transferred                                 0            0            0            0           0
                                             ----------------------------------------------------------------
Increase (decrease) in units outstanding               0            0            0            0           0
Beginning units                                        0            0            0            0           0
                                             ----------------------------------------------------------------
Ending units                                           0            0            0            0           0
                                             ================================================================
Contracts With Total Expenses of 1.52% (1):
     Units sold                                  329,231    1,076,405      776,085       51,419     177,573
     Units redeemed                              (15,734)     (45,692)     (55,637)      (1,465)    (16,674)
     Units transferred                           202,087      576,010      669,537       14,429     155,339
                                             ----------------------------------------------------------------
Increase (decrease) in units outstanding         515,584    1,606,723    1,389,985       64,383     316,238
Beginning units                                   30,003      127,090      114,386       26,714      21,458
                                             ----------------------------------------------------------------
Ending units                                     545,587    1,733,813    1,504,371       91,097     337,696
                                             ================================================================
Contracts With Total Expenses of 1.52% (2):
     Units sold                                        0            0            0            0           0
     Units redeemed                                    0            0            0            0           0
     Units transferred                                 0            0            0            0           0
                                             ----------------------------------------------------------------
Increase (decrease) in units outstanding               0            0            0            0           0
Beginning units                                        0            0            0            0           0
                                             ----------------------------------------------------------------
Ending units                                           0            0            0            0           0
                                             ================================================================
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0            0            0            0           0
     Units redeemed                                    0            0            0            0           0
     Units transferred                                 0            0            0            0           0
                                             ----------------------------------------------------------------
Increase (decrease) in units outstanding               0            0            0            0           0
Beginning units                                        0            0            0            0           0
                                             ----------------------------------------------------------------
Ending units                                           0            0            0            0           0
                                             ================================================================
Contracts With Total Expenses of 1.52% (4):
     Units sold                                   29,856      271,393       89,847        7,592      23,311
     Units redeemed                               (1,682)    (132,672)      (3,689)        (117)       (187)
     Units transferred                             9,614       31,791       21,510        4,213      21,257
                                             ----------------------------------------------------------------
Increase (decrease) in units outstanding          37,788      170,512      107,668       11,688      44,381
Beginning units                                    4,255       11,688        9,719          930       1,824
                                             ----------------------------------------------------------------
Ending units                                      42,043      182,200      117,387       12,618      46,205
                                             ================================================================
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0            0            0            0           0
     Units redeemed                                    0            0            0            0           0
     Units transferred                                 0            0            0            0           0
                                             ----------------------------------------------------------------
Increase (decrease) in units outstanding               0            0            0            0           0
Beginning units                                        0            0            0            0           0
                                             ----------------------------------------------------------------
Ending units                                           0            0            0            0           0
                                             ================================================================
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0            0            0            0           0
     Units redeemed                                    0            0            0            0           0
     Units transferred                                 0            0            0            0           0
                                             ----------------------------------------------------------------
Increase (decrease) in units outstanding               0            0            0            0          0
Beginning units                                        0            0            0            0          0
                                             ----------------------------------------------------------------
Ending units                                           0            0            0            0          0
                                             ================================================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5.   CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                               Davis                             Federated
                                              Venture    "Dogs" of    Emerging    American     Foreign     Global     Global
                                               Value    Wall Street   Markets     Leaders       Value       Bond     Equities
                                             Portfolio   Portfolio    Portfolio   Portfolio   Portfolio   Portfolio  Portfolio
                                             (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0            0           0           0           0           0          0
     Units redeemed                                  0            0           0           0           0           0          0
     Units transferred                               0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0            0           0           0           0           0          0
Beginning units                                      0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Ending units                                         0            0           0           0           0           0          0
                                             =========  ===========  ==========  ==========  ==========  ==========  =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                321,619       97,184      13,850     116,025     434,319      75,505     53,710
     Units redeemed                             (6,125)        (148)       (733)     (9,119)     (5,489)     (3,493)    (3,533)
     Units transferred                         126,573       12,786      13,559      39,657     104,448        (595)    18,392
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding       442,067      109,822      26,676     146,563     533,278      71,417     68,569
Beginning units                                 35,260        2,603       6,341         719      81,158       2,299      1,133
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Ending units                                   477,327      112,425      33,017     147,282     614,436      73,716     69,702
                                             =========  ===========  ==========  ==========  ==========  ==========  =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                148,913       26,399      35,178      13,964     266,471      44,449      6,848
     Units redeemed                             (5,335)      (1,831)       (558)        (59)     (9,216)    (20,676)       (48)
     Units transferred                          93,305       34,363       6,104       5,851      92,438      13,139      4,013
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding       236,883       58,931      40,724      19,756     349,693      36,912     10,813
Beginning units                                 25,333        7,757       1,832       7,324      12,214          90         13
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Ending units                                   262,216       66,688      42,556      27,080     361,907      37,002     10,826
                                             =========  ===========  ==========  ==========  ==========  ==========  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                      0            0           0           0           0           0          0
     Units redeemed                                  0            0           0           0           0           0          0
     Units transferred                               0            0           0           0       2,169           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0            0           0           0       2,169           0          0
Beginning units                                      0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Ending units                                         0            0           0           0       2,169           0          0
                                             =========  ===========  ==========  ==========  ==========  ==========  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0            0           0           0           0           0          0
     Units redeemed                                  0            0           0           0           0           0          0
     Units transferred                               0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0            0           0           0           0           0          0
Beginning units                                      0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Ending units                                         0            0           0           0           0           0          0
                                             =========  ===========  ==========  ==========  ==========  ==========  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                      0            0           0           0           0           0          0
     Units redeemed                                  0            0           0           0           0           0          0
     Units transferred                               0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0            0           0           0           0           0          0
Beginning units                                      0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Ending units                                         0            0           0           0           0           0          0
                                             =========  ===========  ==========  ==========  ==========  ==========  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                      0            0           0           0           0           0          0
     Units redeemed                                  0            0           0           0           0           0          0
     Units transferred                               0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding             0            0           0           0           0           0          0
Beginning units                                      0            0           0           0           0           0          0
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Ending units                                         0            0           0           0           0           0          0
                                             =========  ===========  ==========  ==========  ==========  ==========  =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                 41,909        2,528          39       6,954      74,942       4,349      1,650
     Units redeemed                               (371)          (1)         (1)       (148)       (987)          0        (31)
     Units transferred                           8,221         (390)        610         578      20,252       1,052        204
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Increase (decrease) in units outstanding        49,759        2,137         648       7,384      94,207       5,401      1,823
Beginning units                                  5,061        1,182         676          13       6,640         254        127
                                             ---------  -----------  ----------  ----------  ----------  ----------  ---------
Ending units                                    54,820        3,319       1,324       7,397     100,847       5,655      1,950
                                             =========  ===========  ==========  ==========  ==========  ==========  =========

                                              Goldman                                         International  International
                                               Sachs     Growth-      Growth      High-Yield   Diversified      Growth
                                             Research    Income    Opportunities     Bond       Equities       & Income
                                             Portfolio  Portfolio    Portfolio     Portfolio    Portfolio      Portfolio
                                             (Class 3)  (Class 3)    (Class 3)     (Class 3)    (Class 3)      (Class 3)
                                             ---------  ---------  -------------  ----------  -------------  -------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0          0              0           0              0              0
     Units redeemed                                  0          0              0           0              0              0
     Units transferred                               0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding             0          0              0           0              0              0
Beginning units                                      0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Ending units                                         0          0              0           0              0              0
                                             =========  =========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                 22,923     52,101         39,841     355,683        391,421        216,719
     Units redeemed                                (17)    (4,236)           (22)    (51,001)       (16,154)      (107,481)
     Units transferred                          (2,593)    11,358         11,656     287,251        465,179        172,351
                                             ---------  ---------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding        20,313     59,223         51,475     591,933        840,446        281,589
Beginning units                                    242      3,635          1,638      84,280         68,413          2,884
                                             ---------  ---------  -------------  ----------  -------------  -------------
Ending units                                    20,555     62,858         53,113     676,213        908,859        284,473
                                             =========  =========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      0     26,222         24,755     109,022        177,933         79,897
     Units redeemed                                  0       (157)          (240)    (10,546)        (4,638)        (4,634)
     Units transferred                               0     13,149         30,407      43,778         84,262         35,465
                                             ---------  ---------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding             0     39,214         54,922     142,254        257,557        110,728
Beginning units                                      0        877         16,803       5,755         13,612          1,722
                                             ---------  ---------  -------------  ----------  -------------  -------------
Ending units                                         0     40,091         71,725     148,009        271,169        112,450
                                             =========  =========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                      0          0              0           0              0              0
     Units redeemed                                  0          0              0           0              0              0
     Units transferred                               0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding             0          0              0           0              0              0
Beginning units                                      0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Ending units                                         0          0              0           0              0              0
                                             =========  =========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0          0              0           0              0              0
     Units redeemed                                  0          0              0           0              0              0
     Units transferred                               0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding             0          0              0           0              0              0
Beginning units                                      0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Ending units                                         0          0              0           0              0              0
                                             =========  =========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.80%:
     Units sold                                      0          0              0           0              0              0
     Units redeemed                                  0          0              0           0              0              0
     Units transferred                               0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding             0          0              0           0              0              0
Beginning units                                      0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Ending units                                         0          0              0           0              0              0
                                             =========  =========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.95%:
     Units sold                                      0          0              0           0              0              0
     Units redeemed                                  0          0              0           0              0              0
     Units transferred                               0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding             0          0              0           0              0              0
Beginning units                                      0          0              0           0              0              0
                                             ---------  ---------  -------------  ----------  -------------  -------------
Ending units                                         0          0              0           0              0              0
                                             =========  =========  =============  ==========  =============  =============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                    609        968              0      27,047         70,422         24,065
     Units redeemed                                  0        (17)             0        (107)        (1,041)           (69)
     Units transferred                            (468)     1,335          1,282      19,439         22,287           (405)
                                             ---------  ---------  -------------  ----------  -------------  -------------
Increase (decrease) in units outstanding           141      2,286          1,282      46,379         91,668         23,591
Beginning units                                    319      5,060             46       1,431         10,117          3,716
                                             ---------  ---------  -------------  ----------  -------------  -------------
Ending units                                       460      7,346          1,328      47,810        101,785         27,307
                                             =========  =========  =============  ==========  =============  =============

                                                             MFS
                                                        Massachusetts     MFS                  Putnam
                                              Marsico     Investors     Mid-Cap   MFS Total    Growth:     Real
                                              Growth        Trust       Growth      Return     Voyager    Estate
                                             Portfolio    Portfolio    Portfolio  Portfolio   Portfolio  Portfolio
                                             (Class 3)    (Class 3)    (Class 3)   (Class 3)  (Class 3)  (Class 3)
                                             ---------  -------------  ---------  ----------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0              0          0           0          0          0
     Units redeemed                                  0              0          0           0          0          0
     Units transferred                               0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0              0          0           0          0          0
Beginning units                                      0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Ending units                                         0              0          0           0          0          0
                                             =========  =============  =========  ==========  =========  =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                 54,635         93,274    409,003     214,695     18,527     67,349
     Units redeemed                             (1,116)        (3,668)    (4,079)    (13,259)       (50)    (1,197)
     Units transferred                           9,472         42,486     78,477     154,497      1,586     45,969
                                             ---------  -------------  ---------  ----------  ---------  ---------
Increase (decrease) in units outstanding        62,991        132,092    483,401     355,933     20,063    112,121
Beginning units                                     13         15,843     55,892      36,356        446      5,030
                                             ---------  -------------  ---------  ----------  ---------  ---------
Ending units                                    63,004        147,935    539,293     392,289     20,509    117,151
                                             =========  =============  =========  ==========  =========  =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                169,601         65,179    225,687     131,763      9,435     64,822
     Units redeemed                             (9,548)          (794)    (8,266)    (18,745)    (2,554)      (672)
     Units transferred                         108,079         14,777     97,220      68,182      4,284     16,770
                                             ---------  -------------  ---------  ----------  ---------  ---------
Increase (decrease) in units outstanding       268,132         79,162    314,641     181,200     11,165     80,920
Beginning units                                 22,137          2,373     14,748      17,494      3,638      5,369
                                             ---------  -------------  ---------  ----------  ---------  ---------
Ending units                                   290,269         81,535    329,389     198,694     14,803     86,289
                                             =========  =============  =========  ==========  =========  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                      0              0          0           0          0          0
     Units redeemed                                  0              0          0           0          0          0
     Units transferred                               0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0              0          0           0          0          0
Beginning units                                      0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Ending units                                         0              0          0           0          0          0
                                             =========  =============  =========  ==========  =========  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0              0          0           0          0          0
     Units redeemed                                  0              0          0           0          0          0
     Units transferred                               0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0              0          0           0          0          0
Beginning units                                      0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Ending units                                         0              0          0           0          0          0
                                             =========  =============  =========  ==========  =========  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                      0              0          0           0          0          0
     Units redeemed                                  0              0          0           0          0          0
     Units transferred                               0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0              0          0           0          0          0
Beginning units                                      0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Ending units                                         0              0          0           0          0          0
                                             =========  =============  =========  ==========  =========  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                      0              0          0           0          0          0
     Units redeemed                                  0              0          0           0          0          0
     Units transferred                               0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0              0          0           0          0          0
Beginning units                                      0              0          0           0          0          0
                                             ---------  -------------  ---------  ----------  ---------  ---------
Ending units                                         0              0          0           0          0          0
                                             =========  =============  =========  ==========  =========  =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                  3,863         10,202     40,690      34,629      2,553      4,837
     Units redeemed                                  0           (175)      (420)       (111)         0         (1)
     Units transferred                           2,456          2,822     10,353       7,698       (149)       305
                                             ---------  -------------  ---------  ----------  ---------  ---------
Increase (decrease) in units outstanding         6,319         12,849     50,623      42,216      2,404      5,141
Beginning units                                  3,197          1,058      3,867       3,411         11      2,360
                                             ---------  -------------  ---------  ----------  ---------  ---------
Ending units                                     9,516         13,907     54,490      45,627      2,415      7,501
                                             =========  =============  =========  ==========  =========  =========

(1) Offered in Polaris, Polaris Platinum, Polaris Protector,     (5) Offered in Diversified Strategies product.
    and Polaris Platinum II products.                            (6) Offered in Diversified Strategies III product.
(2) Offered in Polaris II product.                               (7) Offered in Polaris Platinum, Polaris Protector, and Polaris
(3) Offered in PolarisAmerica product.                               Platinum II products.
(4) Offered in Polaris Choice, Polaris Choice II,
    and Polaris Advisor products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5.   CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                             Small & Mid  SunAmerica               Telecom    Worldwide                Emerging
                                              Cap Value    Balanced   Technology   Utility   High Income   Comstock     Growth
                                              Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio   Portfolio
                                              (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class 3)   (Class II)  (Class II)
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                  920,429      99,986     769,000          0            0   1,468,471     459,664
     Units redeemed                              (43,015)     (4,882)    (78,471)         0            0    (129,318)    (36,068)
     Units transferred                           449,898     129,947     698,356          0            0   1,157,147     288,067
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding       1,327,312     225,051   1,388,885          0            0   2,496,300     711,663
Beginning units                                  107,425       8,447      79,837          0            0   1,675,078     484,148
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                   1,434,737     233,498   1,468,722          0            0   4,171,378   1,195,811
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                    4,965           0           0          0            0     249,916      38,507
     Units redeemed                                 (344)          0           0          0            0    (382,852)    (64,006)
     Units transferred                           188,206           0           0          0            0   2,674,128     439,981
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding         192,827           0           0          0            0   2,541,192     414,482
Beginning units                                        0           0           0          0            0   5,538,887     714,688
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                     192,827           0           0          0            0   8,080,079   1,129,170
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                  150,483      20,434      39,378      2,758        2,662     169,970      27,593
     Units redeemed                               (3,692)       (860)     (9,324)      (907)     (28,687)    (14,578)     (5,876)
     Units transferred                            46,425       4,415      18,191         (1)      35,555     101,338      17,463
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding         193,216      23,989      48,245      1,850        9,530     256,730      39,180
Beginning units                                   10,970       1,187      41,215         13            8     193,438      60,272
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                     204,186      25,176      89,460      1,863        9,538     450,168      99,452
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                        0           0           0          0            0       1,315           0
     Units redeemed                                    0           0           0          0            0        (770)          0
     Units transferred                                 0           0           0          0            0      41,786           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0      42,331           0
Beginning units                                        0           0           0          0            0      46,801           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0      89,132           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========

                                             Growth and             Conservative  Conservative
                                               Income    Balanced     Balanced       Growth     Equity Income  Flexible Income
                                              Portfolio  Portfolio    Portfolio     Portfolio        Fund         Portfolio
                                             (Class II)  (Class 1)    (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                             ----------  ---------  ------------  ------------  -------------  ---------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                       0          0             0             0              0                0
     Units redeemed                                   0          0             0             0              0                0
     Units transferred                                0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0          0             0             0              0                0
Beginning units                                       0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.40%:
     Units sold                                       0    913,180       112,767       488,117         62,323          222,441
     Units redeemed                                   0   (403,391)      (36,391)     (199,076)       (70,435)        (181,033)
     Units transferred                                0  2,829,679       454,704     1,238,307        551,952        1,078,138
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0  3,339,468       531,080     1,527,348        543,840        1,119,546
Beginning units                                       0  3,452,275       578,767     1,574,812      1,067,980        1,143,068
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0  6,791,743     1,109,847     3,102,160      1,611,820        2,262,614
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.52% (1):
     Units sold                               2,692,870     59,051             0        16,755              0                0
     Units redeemed                            (159,983)   (72,351)            0      (100,912)             0                0
     Units transferred                        1,609,385    201,131             0       238,261              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding      4,142,272    187,831             0       154,104              0                0
Beginning units                                 995,982  1,157,930             0       880,230              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                  5,138,254  1,345,761             0     1,034,334              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                 238,821          0             0             0              0                0
     Units redeemed                            (340,461)         0             0             0              0                0
     Units transferred                        1,153,165          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding      1,051,525          0             0             0              0                0
Beginning units                               4,541,821          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                  5,593,346          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                       0          0             0             0              0                0
     Units redeemed                                   0          0             0             0              0                0
     Units transferred                                0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0          0             0             0              0                0
Beginning units                                       0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                 204,486          0             0             0              0                0
     Units redeemed                             (11,199)         0             0             0              0                0
     Units transferred                           76,619          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding        269,906          0             0             0              0                0
Beginning units                                  81,395          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                    351,301          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                       0    279,996         7,330       138,263         22,411           61,525
     Units redeemed                                   0   (126,435)      (11,525)      (80,776)       (20,955)         (29,584)
     Units transferred                                0    928,083       160,723       779,500         93,816          250,415
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0  1,081,644       156,528       836,987         95,272          282,356
Beginning units                                       0  1,512,872       200,637       979,966        217,921          446,120
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0  2,594,516       357,165     1,816,953        313,193          728,476
                                             ==========  =========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                       0          0             0             0              0                0
     Units redeemed                                   0          0             0             0              0                0
     Units transferred                                0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0          0             0             0              0                0
Beginning units                                       0          0             0             0              0                0
                                             ----------  ---------  ------------  ------------  -------------  ---------------
Ending units                                          0          0             0             0              0                0
                                             ==========  =========  ============  ============  =============  ===============

                                                                                    International   Mid Cap     Money
                                               Growth   Growth & Income   Income       Growth        Stock      Market
                                                Fund          Fund          Fund        Fund          Fund      Fund
                                             (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)  (Class 1)
                                             ---------  ---------------  ---------  -------------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0                0          0             0           0          0
     Units redeemed                                  0                0          0             0           0          0
     Units transferred                               0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0             0           0          0
Beginning units                                      0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0             0           0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                  4,377           63,605     92,925         2,927       3,062     21,173
     Units redeemed                             (3,643)         (21,731)  (110,779)         (767)    (13,218)   (81,987)
     Units transferred                          30,406          174,977    573,274         6,721     151,033     50,892
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding        31,140          216,851    555,420         8,881     140,877     (9,922)
Beginning units                                119,082          357,413    508,450        10,524     142,437    569,371
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                   150,222          574,264  1,063,870        19,405     283,314    559,449
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0                0          0             0           0          0
     Units redeemed                                  0                0          0             0           0          0
     Units transferred                               0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0             0           0          0
Beginning units                                      0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0             0           0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0                0          0             0           0          0
     Units redeemed                                  0                0          0             0           0          0
     Units transferred                               0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0             0           0          0
Beginning units                                      0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0             0           0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0                0          0             0           0          0
     Units redeemed                                  0                0          0             0           0          0
     Units transferred                               0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0             0           0          0
Beginning units                                      0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0             0           0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0                0          0             0           0          0
     Units redeemed                                  0                0          0             0           0          0
     Units transferred                               0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0             0           0          0
Beginning units                                      0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0             0           0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                  1,380           28,187     52,684           271       4,429      7,583
     Units redeemed                             (1,228)         (12,211)   (10,380)          (50)     (3,236)    (9,830)
     Units transferred                          25,434          238,513     44,296         1,978      15,138      8,767
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding        25,586          254,489     86,600         2,199      16,331      6,520
Beginning units                                 40,415          178,110    124,632         5,880      40,760    105,085
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                    66,001          432,599    211,232         8,079      57,091    111,605
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0                0          0             0           0          0
     Units redeemed                                  0                0          0             0           0          0
     Units transferred                               0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0             0           0          0
Beginning units                                      0                0          0             0           0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0             0           0          0
                                             =========  ===============  =========  =============  =========  =========

(1) Offered in Polaris, Polaris Platinum, Polaris Protector,       (5) Offered in Diversified Strategies product.
    and Polaris Platinum II products.                              (6) Offered in Diversified Strategies III product.
(2) Offered in Polaris II product.                                 (7) Offered in Polaris Platinum, Polaris Protector, and Polaris
(3) Offered in PolarisAmerica product.                                 Platinum II products.
(4) Offered in Polaris Choice, Polaris Choice II,
    and Polaris Advisor products.

                                      127



                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5.   CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                             Small & Mid  SunAmerica               Telecom    Worldwide                Emerging
                                              Cap Value    Balanced   Technology   Utility   High Income   Comstock     Growth
                                              Portfolio    Portfolio   Portfolio  Portfolio   Portfolio    Portfolio  Portfolio
                                              (Class 3)    (Class 3)   (Class 3)  (Class 3)   (Class 3)   (Class II)  (Class II)
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                        0           0           0          0            0       2,046           0
     Units redeemed                                    0           0           0          0            0        (465)          0
     Units transferred                                 0           0           0          0            0      11,326           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0      12,907           0
Beginning units                                        0           0           0          0            0      22,936           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0      35,843           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                  271,476      53,496     185,860      3,000       13,603     222,789      41,740
     Units redeemed                               (9,039)     (4,501)     (5,067)    (1,020)         (29)    (10,412)     (4,937)
     Units transferred                            70,553      39,052      33,444         (1)       2,685     151,180      21,649
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding         332,990      88,047     214,237      1,979       16,259     363,557      58,452
Beginning units                                   35,379       2,147       1,355         12            7     250,854     101,213
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                     368,369      90,194     215,592      1,991       16,266     614,411     159,665
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                  191,657      23,386     129,126          0            0     166,355      73,590
     Units redeemed                               (5,022)     (1,007)    (11,756)         0            0     (27,399)     (5,859)
     Units transferred                            85,431      11,854      85,731          0            0     193,964      49,697
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding         272,066      34,233     203,101          0            0     332,920     117,428
Beginning units                                   10,354      12,402      20,700          0            0     443,518     120,845
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                     282,420      46,635     223,801          0            0     776,438     238,273
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                        0           0           0          0            0      29,599      11,764
     Units redeemed                                    0           0           0          0            0     (15,622)     (7,231)
     Units transferred                             2,048           0           0          0            0     306,465      27,857
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding           2,048           0           0          0            0     320,442      32,390
Beginning units                                        0           0           0          0            0     162,364      43,328
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                       2,048           0           0          0            0     482,806      75,718
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                        0           0           0          0            0           0           0
     Units redeemed                                    0           0           0          0            0           0           0
     Units transferred                                 0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0           0           0
Beginning units                                        0           0           0          0            0           0           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0           0           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                        0           0           0          0            0       6,411           0
     Units redeemed                                    0           0           0          0            0        (373)          0
     Units transferred                                 0           0           0          0            0       6,288           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding               0           0           0          0            0      12,326           0
Beginning units                                        0           0           0          0            0      88,739           0
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                           0           0           0          0            0     101,065           0
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                   39,839       7,980       6,510        598           97      39,218       1,698
     Units redeemed                                 (368)         (3)         (3)         0            0      (1,762)       (201)
     Units transferred                            15,018      (7,035)     10,290          0          289       8,219       2,933
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Increase (decrease) in units outstanding          54,489         942      16,797        598          386      45,675       4,430
Beginning units                                   11,296         904       4,246         12            7     103,273      21,021
                                             -----------  ----------  ----------  ---------  -----------  ----------  ----------
Ending units                                      65,785       1,846      21,043        610          393     148,948      25,451
                                             ===========  ==========  ==========  =========  ===========  ==========  ==========

                                             Growth and              Conservative  Conservative
                                               Income     Balanced     Balanced      Growth      Equity Income  Flexible Income
                                             Portfolio    Portfolio   Portfolio     Portfolio        Fund          Portfolio
                                             (Class II)   (Class 1)    (Class 1)    (Class 1)      (Class 1)       (Class 1)
                                             ----------  ----------  ------------  ------------  -------------  ---------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0           0             0             0              0                0
     Units redeemed                                   0           0             0             0              0                0
     Units transferred                                0           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0           0             0             0              0                0
Beginning units                                       0           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Ending units                                          0           0             0             0              0                0
                                             ==========  ==========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                 411,890           0             0             0              0                0
     Units redeemed                             (12,961)          0             0             0              0                0
     Units transferred                          186,353           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding        585,282           0             0             0              0                0
Beginning units                                 188,600           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Ending units                                    773,882           0             0             0              0                0
                                             ==========  ==========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                 312,777       2,955             0         1,300              0                0
     Units redeemed                             (22,756)    (20,877)            0        (9,979)             0                0
     Units transferred                          239,493      74,357             0        12,834              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding        529,514      56,435             0         4,155              0                0
Beginning units                                 217,837     217,417             0       152,520              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Ending units                                    747,351     273,852             0       156,675              0                0
                                             ==========  ==========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                  29,110           0             0             0              0                0
     Units redeemed                              (6,913)          0             0             0              0                0
     Units transferred                           79,615           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding        101,812           0             0             0              0                0
Beginning units                                 107,418           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Ending units                                    209,230           0             0             0              0                0
                                             ==========  ==========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                       0           0             0             0              0                0
     Units redeemed                                   0           0             0             0              0                0
     Units transferred                                0           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0           0             0             0              0                0
Beginning units                                       0           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Ending units                                          0           0             0             0              0                0
                                             ==========  ==========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.80%:
     Units sold                                       0     218,223        47,010        37,931         26,000           22,585
     Units redeemed                                   0    (325,953)      (17,256)      (61,991)       (48,468)         (95,621)
     Units transferred                                0     977,152        87,640       163,762         76,393          386,472
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0     869,422       117,394       139,702         53,925          313,436
Beginning units                                       0   1,966,924       212,458     1,071,253        380,505          494,722
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Ending units                                          0   2,836,346       329,852     1,210,955        434,430          808,158
                                             ==========  ==========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.95%:
     Units sold                                       0           0             0             0              0                0
     Units redeemed                                   0           0             0             0              0                0
     Units transferred                                0           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding              0           0             0             0              0                0
Beginning units                                       0           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Ending units                                          0           0             0             0              0                0
                                             ==========  ==========  ============  ============  =============  ===============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                  69,236           0             0             0              0                0
     Units redeemed                              (1,935)          0             0             0              0                0
     Units transferred                           24,979           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Increase (decrease) in units outstanding         92,280           0             0             0              0                0
Beginning units                                  46,350           0             0             0              0                0
                                             ----------  ----------  ------------  ------------  -------------  ---------------
Ending units                                    138,630           0             0             0              0                0
                                             ==========  ==========  ============  ============  =============  ===============

                                                                                    International   Mid Cap     Money
                                               Growth   Growth & Income   Income       Growth        Stock     Market
                                                Fund         Fund          Fund         Fund         Fund       Fund
                                             (Class 1)     (Class 1)     (Class 1)    (Class 1)    (Class 1)  (Class 1)
                                             ---------  ---------------  ---------  -------------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      0                0          0              0          0          0
     Units redeemed                                  0                0          0              0          0          0
     Units transferred                               0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0              0          0          0
Beginning units                                      0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0              0          0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      0                0          0              0          0          0
     Units redeemed                                  0                0          0              0          0          0
     Units transferred                               0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0              0          0          0
Beginning units                                      0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0              0          0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      0                0          0              0          0          0
     Units redeemed                                  0                0          0              0          0          0
     Units transferred                               0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0              0          0          0
Beginning units                                      0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0              0          0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                      0                0          0              0          0          0
     Units redeemed                                  0                0          0              0          0          0
     Units transferred                               0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0              0          0          0
Beginning units                                      0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0              0          0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0                0          0              0          0          0
     Units redeemed                                  0                0          0              0          0          0
     Units transferred                               0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0              0          0          0
Beginning units                                      0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0              0          0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                      0            9,658      2,440            162          0          0
     Units redeemed                               (995)         (28,220)   (28,995)           (52)   (10,983)   (27,766)
     Units transferred                           2,286           52,196     21,765           (132)    17,875     80,245
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding         1,291           33,634     (4,790)           (22)     6,892     52,479
Beginning units                                 38,297          188,611    224,362          9,073     79,108     49,257
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                    39,588          222,245    219,572          9,051     86,000    101,736
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                      0                0          0              0          0          0
     Units redeemed                                  0                0          0              0          0          0
     Units transferred                               0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0              0          0          0
Beginning units                                      0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0              0          0          0
                                             =========  ===============  =========  =============  =========  =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                      0                0          0              0          0          0
     Units redeemed                                  0                0          0              0          0          0
     Units transferred                               0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Increase (decrease) in units outstanding             0                0          0              0          0          0
Beginning units                                      0                0          0              0          0          0
                                             ---------  ---------------  ---------  -------------  ---------  ---------
Ending units                                         0                0          0              0          0          0
                                             =========  ===============  =========  =============  =========  =========

(1) Offered in Polaris, Polaris Platinum, Polaris Protector,        (5) Offered in Diversified Strategies product.
    and Polaris Platinum II products.                               (6) Offered in Diversified Strategies III product.
(2) Offered in Polaris II product.                                  (7) Offered in Polaris Platinum, Polaris Protector, and Polaris
(3) Offered in PolarisAmerica product.                                  Platinum II products.
(4) Offered in Polaris Choice, Polaris Choice II,
    and Polaris Advisor products.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5.   CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                                           Short Term    Small    Strategic        U.S.       West Coast
                                                 REIT        Income    Cap Stock   Growth       Government      Equity     Balanced
                                                 Fund         Fund       Fund     Portfolio  Securities Fund     Fund     Portfolio
                                             (Class 1) **  (Class 1)   (Class 1)  (Class 1)     (Class 1)      (Class 1)  (Class 2)
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                         0      72,912      3,466    178,671          203,574      37,219          0
     Units redeemed                                     0    (140,435)    (8,400)   (29,071)        (285,030)    (57,159)         0
     Units transferred                                 13     387,717     74,745    206,764        1,014,661     303,642          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding               13     320,194     69,811    356,364          933,205     283,702          0
Beginning units                                         0     170,505     85,682    294,264        1,428,375     465,406          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                           13     490,699    155,493    650,628        2,361,580     749,108          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                         0           0          0      5,675                0           0    422,080
     Units redeemed                                     0           0          0    (13,118)               0           0    (23,748)
     Units transferred                                  0           0          0     28,628                0           0    386,964
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0     21,185                0           0    785,296
Beginning units                                         0           0          0    219,273                0           0     96,311
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0    240,458                0           0    881,607
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                         0       9,132      3,715     40,734           13,565      22,862          0
     Units redeemed                                     0      (2,695)        (7)    (4,313)         (21,166)     (9,286)         0
     Units transferred                                 13      40,070      9,895    140,517           55,655      46,967          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding               13      46,507     13,603    176,938           48,054      60,543          0
Beginning units                                         0      33,749      6,242    156,413          343,958     110,242          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                           13      80,256     19,845    333,351          392,012     170,785          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                         0           0          0          0                0           0    975,506
     Units redeemed                                     0           0          0          0                0           0   (242,030)
     Units transferred                                  0           0          0          0                0           0  2,341,998
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0  3,075,474
Beginning units                                         0           0          0          0                0           0  2,232,623
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0  5,308,097
                                             ============  ==========  =========  =========  ===============  ==========  =========

                                             Conservative  Conservative
                                               Balanced      Growth      Equity Income  Flexible Income   Growth    Growth & Income
                                              Portfolio     Portfolio        Fund         Portfolio        Fund          Fund
                                              (Class 2)     (Class 2)      (Class 2)      (Class 2)      (Class 2)     (Class 2)
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.40%:
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.52% (1):
     Units sold                                         0       358,091              0                0          0                0
     Units redeemed                                     0       (43,897)             0                0          0                0
     Units transferred                                  0       125,689              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0       439,883              0                0          0                0
Beginning units                                         0        26,095              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0       465,978              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.52% (2):
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.52% (3):
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.52% (4):
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.55% (5):
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.55% (6):
     Units sold                                   148,225       346,718         89,581          280,791      9,202           20,503
     Units redeemed                               (12,624)      (49,019)       (36,322)        (100,318)    (5,248)         (14,874)
     Units transferred                            374,033       383,365        352,661        2,447,625     35,074          128,631
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding          509,634       681,064        405,920        2,628,098     39,028          134,260
Beginning units                                   219,214       958,772        652,304        1,115,544     64,109          150,973
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                      728,848     1,639,836      1,058,224        3,743,642    103,137          285,233
                                             ============  ============  =============  ===============  =========  ===============

                                                        International   Mid Cap     Money                  Short Term
                                              Income       Growth        Stock     Market        REIT        Income
                                               Fund         Fund         Fund       Fund         Fund         Fund
                                             (Class 2)    (Class 2)    (Class 2)  (Class 2)  (Class 2) **   (Class 2)
                                             ---------  -------------  ---------  ---------  ------------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                449,090          2,282      8,289      6,305             0     119,783
     Units redeemed                           (110,997)           (49)    (3,339)   (77,130)           (2)    (11,852)
     Units transferred                       1,373,747          3,654     60,542   (194,182)           10     541,539
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding     1,711,840          5,887     65,492   (265,007)            8     649,470
Beginning units                                877,757         15,526     64,864    611,656             0     163,898
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                 2,589,597         21,413    130,356    346,649             8     813,368
                                             =========  =============  =========  =========  ============  ==========

(1) Offered in Polaris, Polaris Platinum, Polaris Protector,     (5) Offered in Diversified Strategies product.
    and Polaris Platinum II products.                            (6) Offered in Diversified Strategies III product.
(2) Offered in Polaris II product.                               (7) Offered in Polaris Platinum, Polaris Protector, and Polaris
(3) Offered in PolarisAmerica product.                               Platinum II products.
(4) Offered in Polaris Choice, Polaris Choice II,
    and Polaris Advisor products.

** For the period from October 1, 2003 (inception) to December 31, 2003.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5.   CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                                           Short Term     Small   Strategic        U.S.        West Coast
                                                 REIT        Income     Cap Stock  Growth      Government       Equity     Balanced
                                                 Fund         Fund        Fund    Portfolio  Securities Fund     Fund     Portfolio
                                             (Class 1) **  (Class 1)    (Class 1) (Class 1)     (Class 1)      (Class 1)  (Class 2)
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0           0          0          0                0           0    494,282
     Units redeemed                                     0           0          0          0                0           0   (172,079)
     Units transferred                                  0           0          0          0                0           0    503,877
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0    826,080
Beginning units                                         0           0          0          0                0           0  1,570,518
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0  2,396,598
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                         0           0          0         13                0           0     49,293
     Units redeemed                                     0           0          0     (6,443)               0           0     (3,206)
     Units transferred                                  0           0          0      2,260                0           0     40,119
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0     (4,170)               0           0     86,206
Beginning units                                         0           0          0    118,833                0           0     13,638
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0    114,663                0           0     99,844
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.80%:
     Units sold                                         0           0        104     20,391            5,100       1,819          0
     Units redeemed                                     0     (24,720)    (6,049)    (7,647)         (31,866)    (19,701)         0
     Units transferred                                 13      21,259     42,559     39,452           (5,007)     40,091          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding               13      (3,461)    36,614     52,196          (31,773)     22,209          0
Beginning units                                         0     125,668     32,891    129,262          446,911     177,710          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                           13     122,207     69,505    181,458          415,138     199,919          0
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.95%:
     Units sold                                         0           0          0          0                0           0     58,571
     Units redeemed                                     0           0          0          0                0           0    (75,430)
     Units transferred                                  0           0          0          0                0           0    276,493
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0    259,634
Beginning units                                         0           0          0          0                0           0    531,637
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0    791,271
                                             ============  ==========  =========  =========  ===============  ==========  =========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                         0           0          0          0                0           0          0
     Units redeemed                                     0           0          0          0                0           0          0
     Units transferred                                  0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Increase (decrease) in units outstanding                0           0          0          0                0           0          0
Beginning units                                         0           0          0          0                0           0          0
                                             ------------  ----------  ---------  ---------  ---------------  ----------  ---------
Ending units                                            0           0          0          0                0           0          0
                                             ============  ==========  =========  =========  ===============  ==========  =========

                                             Conservative  Conservative
                                               Balanced       Growth     Equity Income  Flexible Income   Growth    Growth & Income
                                              Portfolio     Portfolio        Fund          Portfolio       Fund          Fund
                                              (Class 2)     (Class 2)      (Class 2)       (Class 2)     (Class 2)     (Class 2)
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                    37,672       162,832         15,789           84,463      7,313            1,612
     Units redeemed                                (6,121)      (55,904)          (751)          (5,395)    (1,951)          (1,945)
     Units transferred                            145,893       157,304         32,945          271,932     23,257           43,931
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding          177,444       264,232         47,983          351,000     28,619           43,598
Beginning units                                   123,663       612,299         74,386          112,113     43,432           41,147
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                      301,107       876,531        122,369          463,113     72,051           84,745
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.72% (4):
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.77% (7):
     Units sold                                         0        20,370              0                0          0                0
     Units redeemed                                     0          (868)             0                0          0                0
     Units transferred                                  0        37,326              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0        56,828              0                0          0                0
Beginning units                                         0         4,569              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0        61,397              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.77% (2):
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.77% (3):
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.80%:
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.95%:
     Units sold                                         0        45,025          7,245           22,964          0              446
     Units redeemed                                  (143)      (54,084)        (4,889)          (7,567)      (275)          (1,146)
     Units transferred                             28,765        28,146         15,989           89,883      1,484            6,871
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding           28,622        19,087         18,345          105,280      1,209            6,171
Beginning units                                    50,067       510,781        264,269          168,170     20,860           87,324
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                       78,689       529,868        282,614          273,450     22,069           93,495
                                             ============  ============  =============  ===============  =========  ===============
Contracts With Total Expenses of 1.97% (4):
     Units sold                                         0             0              0                0          0                0
     Units redeemed                                     0             0              0                0          0                0
     Units transferred                                  0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Increase (decrease) in units outstanding                0             0              0                0          0                0
Beginning units                                         0             0              0                0          0                0
                                             ------------  ------------  -------------  ---------------  ---------  ---------------
Ending units                                            0             0              0                0          0                0
                                             ============  ============  =============  ===============  =========  ===============

                                                        International   Mid Cap     Money                  Short Term
                                              Income       Growth        Stock      Market       REIT        Income
                                               Fund         Fund         Fund       Fund         Fund        Fund
                                             (Class 2)    (Class 2)    (Class 2)  (Class 2)  (Class 2) **   (Class 2)
                                             ---------  -------------  ---------  ---------  ------------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                  3,187              0     11,456          0             0       1,520
     Units redeemed                            (29,946)             0       (111)    (3,030)           (1)       (320)
     Units transferred                         160,084          4,367     13,109    (10,586)           10      83,030
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding       133,325          4,367     24,454    (13,616)            9      84,230
Beginning units                                172,092          1,011      8,491    173,621             0       4,162
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                   305,417          5,378     32,945    160,005             9      88,392
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.72% (4):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.77% (7):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.77% (2):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.77% (3):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.80%:
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.95%:
     Units sold                                 12,924            281          0          0             0      76,730
     Units redeemed                            (13,784)          (106)    (2,104)      (498)           (2)     (9,327)
     Units transferred                         (13,946)        (2,958)     2,781      6,590            11     (33,939)
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding       (14,806)        (2,783)       677      6,092             9      33,464
Beginning units                                274,470          8,188     42,438     26,588             0      24,307
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                   259,664          5,405     43,115     32,680             9      57,771
                                             =========  =============  =========  =========  ============  ==========
Contracts With Total Expenses of 1.97% (4):
     Units sold                                      0              0          0          0             0           0
     Units redeemed                                  0              0          0          0             0           0
     Units transferred                               0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Increase (decrease) in units outstanding             0              0          0          0             0           0
Beginning units                                      0              0          0          0             0           0
                                             ---------  -------------  ---------  ---------  ------------  ----------
Ending units                                         0              0          0          0             0           0
                                             =========  =============  =========  =========  ============  ==========

(1) Offered in Polaris, Polaris Platinum, Polaris Protector,     (5) Offered in Diversified Strategies product.
    and Polaris Platinum II products.                            (6) Offered in Diversified Strategies III product.
(2) Offered in Polaris II product.                               (7) Offered in Polaris Platinum, Polaris Protector, and Polaris
(3) Offered in PolarisAmerica product.                               Platinum II products.
(4) Offered in Polaris Choice, Polaris Choice II,
    and Polaris Advisor products.

** For the period from October 1, 2003 (inception) to December 31, 2003.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

     5.   CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                                                                                 Nations     Nations    Nations
                                               Small    Strategic       U.S.        West Coast    Asset      Capital   High Yield
                                             Cap Stock   Growth      Government       Equity    Allocation    Growth      Bond
                                                Fund    Portfolio  Securities Fund     Fund     Portfolio   Portfolio  Portfolio
                                             (Class 2)  (Class 2)     (Class 2)     (Class 2)   (Class B)   (Class B)  (Class B)
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0          0                0           0           0          0           0
     Units redeemed                                  0          0                0           0           0          0           0
     Units transferred                               0          0                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding             0          0                0           0           0          0           0
Beginning units                                      0          0                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Ending units                                         0          0                0           0           0          0           0
                                             =========  =========  ===============  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                      0          0                0           0           0          0           0
     Units redeemed                                  0          0                0           0           0          0           0
     Units transferred                               0          0                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding             0          0                0           0           0          0           0
Beginning units                                      0          0                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Ending units                                         0          0                0           0           0          0           0
                                             =========  =========  ===============  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                      0    107,429                0           0      38,363     45,593      69,296
     Units redeemed                                  0     (3,965)               0           0        (215)      (149)     (3,881)
     Units transferred                               0     58,872                0           0      11,934     22,733      88,655
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding             0    162,336                0           0      50,082     68,177     154,070
Beginning units                                      0     34,327                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Ending units                                         0    196,663                0           0      50,082     68,177     154,070
                                             =========  =========  ===============  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0          0                0           0           0          0           0
     Units redeemed                                  0          0                0           0           0          0           0
     Units transferred                               0          0                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding             0          0                0           0           0          0           0
Beginning units                                      0          0                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Ending units                                         0          0                0           0           0          0           0
                                             =========  =========  ===============  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                      0          0                0           0       9,609         55      13,920
     Units redeemed                                  0          0                0           0      (4,318)      (684)    (12,205)
     Units transferred                               0          0                0           0      38,462     (2,423)     81,066
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding             0          0                0           0      43,753     (3,052)     82,781
Beginning units                                      0          0                0           0      25,576     31,689     175,151
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Ending units                                         0          0                0           0      69,329     28,637     257,932
                                             =========  =========  ===============  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0          0                0           0           0          0     185,529
     Units redeemed                                  0          0                0           0           0          0     (10,301)
     Units transferred                               0          0                0           0           0          0      58,546
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding             0          0                0           0           0          0     233,774
Beginning units                                      0          0                0           0           0          0      60,626
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Ending units                                         0          0                0           0           0          0     294,400
                                             =========  =========  ===============  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0          0                0           0           0          0           0
     Units redeemed                                  0          0                0           0           0          0           0
     Units transferred                               0          0                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding             0          0                0           0           0          0           0
Beginning units                                      0          0                0           0           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Ending units                                         0          0                0           0           0          0           0
                                             =========  =========  ===============  ==========  ==========  =========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                  9,721    147,250          173,071      38,241           0          0           0
     Units redeemed                             (3,141)    (5,746)         (67,833)    (17,144)          0          0           0
     Units transferred                          65,682    138,927          457,790     146,351           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Increase (decrease) in units outstanding        72,262    280,431          563,028     167,448           0          0           0
Beginning units                                 31,973    197,031        1,433,815     217,183           0          0           0
                                             ---------  ---------  ---------------  ----------  ----------  ---------  ----------
Ending units                                   104,235    477,462        1,996,843     384,631           0          0           0
                                             =========  =========  ===============  ==========  ==========  =========  ==========

                                                             Nations                               Nations
                                                Nations      Marsico    Nations      Nations       Marsico      Nations   Nations
                                             International   Focused    Marsico      Marsico    International    MidCap     Small
                                                 Value       Equities   Growth    21st Century  Opportunities    Growth    Company
                                               Portfolio    Portfolio  Portfolio    Portfolio     Portfolio    Portfolio  Portfolio
                                               (Class B)    (Class B)  (Class B)    (Class B)     (Class B)    (Class B)  (Class B)
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                          0          0          0             0              0          0          0
     Units redeemed                                      0          0          0             0              0          0          0
     Units transferred                                   0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0             0              0          0          0
Beginning units                                          0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Ending units                                             0          0          0             0              0          0          0
                                             =============  =========  =========  ============  =============  =========  ==========
Contracts With Total Expenses of 1.40%:
     Units sold                                          0          0          0             0              0          0          0
     Units redeemed                                      0          0          0             0              0          0          0
     Units transferred                                   0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0             0              0          0          0
Beginning units                                          0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Ending units                                             0          0          0             0              0          0          0
                                             =============  =========  =========  ============  =============  =========  ==========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                          0    199,279     67,938         9,506         80,846     23,611     34,776
     Units redeemed                                      0    (12,368)      (933)         (144)        (1,055)    (1,070)    (1,612)
     Units transferred                                   0    184,770     22,752         4,206         39,336     37,232     33,763
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Increase (decrease) in units outstanding                 0    371,681     89,757        13,568        119,127     59,773     66,927
Beginning units                                          0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Ending units                                             0    371,681     89,757        13,568        119,127     59,773     66,927
                                             =============  =========  =========  ============  =============  =========  ==========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                          0          0          0             0              0          0          0
     Units redeemed                                      0          0          0             0              0          0          0
     Units transferred                                   0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0             0              0          0          0
Beginning units                                          0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Ending units                                             0          0          0             0              0          0          0
                                             =============  =========  =========  ============  =============  =========  ==========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                          0     14,785      4,760             0            605      5,739     50,387
     Units redeemed                                 (9,205)   (24,838)   (13,558)       (2,000)        (1,880)    (7,747)    (8,245)
     Units transferred                             (10,384)   129,283     53,716        27,011         38,892     43,171      2,382
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Increase (decrease) in units outstanding           (19,589)   119,230     44,918        25,011         37,617     41,163     44,524
Beginning units                                    223,364    315,502    162,808        27,450         14,942    108,625    173,985
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Ending units                                       203,775    434,732    207,726        52,461         52,559    149,788    218,509
                                             =============  =========  =========  ============  =============  =========  ==========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                          0    218,427          0             0              0          0          0
     Units redeemed                                 (8,215)   (11,784)         0             0              0          0          0
     Units transferred                               2,115    152,440          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Increase (decrease) in units outstanding            (6,100)   359,083          0             0              0          0          0
Beginning units                                     87,704    208,088          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Ending units                                        81,604    567,171          0             0              0          0          0
                                             =============  =========  =========  ============  =============  =========  ==========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                          0          0          0             0              0          0          0
     Units redeemed                                      0          0          0             0              0          0          0
     Units transferred                                   0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0             0              0          0          0
Beginning units                                          0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Ending units                                             0          0          0             0              0          0          0
                                             =============  =========  =========  ============  =============  =========  ==========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                          0          0          0             0              0          0          0
     Units redeemed                                      0          0          0             0              0          0          0
     Units transferred                                   0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Increase (decrease) in units outstanding                 0          0          0             0              0          0          0
Beginning units                                          0          0          0             0              0          0          0
                                             -------------  ---------  ---------  ------------  -------------  ---------  ----------
Ending units                                             0          0          0             0              0          0          0
                                             =============  =========  =========  ============  =============  =========  ==========

                                              Nations      Asset       Cash                 Growth-
                                               Value    Allocation  Management    Growth    Income
                                             Portfolio    Series      Series      Series    Series
                                             (Class B)   (Class A)   (Class A)  (Class A)  (Class A)
                                             ---------  ----------  ----------  ---------  ---------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0      17,904      13,678     32,085     47,764
     Units redeemed                                  0    (348,376)   (817,608)  (480,736)  (722,456)
     Units transferred                               0      62,741     (51,716)    (2,660)    16,931
                                             ---------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0    (267,731)   (855,646)  (451,311)  (657,761)
Beginning units                                      0   2,502,208   1,981,652  4,505,767  6,159,762
                                             ---------  ----------  ----------  ---------  ---------
Ending units                                         0   2,234,477   1,126,006  4,054,456  5,502,001
                                             =========  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.40%:
     Units sold                                      0          38         273        512      1,308
     Units redeemed                                  0      (3,432)    (16,309)   (15,035)   (21,093)
     Units transferred                               0       5,091       2,103      3,665       (165)
                                             ---------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0       1,697     (13,933)   (10,858)   (19,950)
Beginning units                                      0      81,262      23,102    163,552    219,849
                                             ---------  ----------  ----------  ---------  ---------
Ending units                                         0      82,959       9,169    152,694    199,899
                                             =========  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (1):
     Units sold                                101,792           0           0          0          0
     Units redeemed                             (1,778)          0           0          0          0
     Units transferred                          71,327           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding       171,341           0           0          0          0
Beginning units                                      0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Ending units                                   171,341           0           0          0          0
                                             =========  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (2):
     Units sold                                      0           0           0          0          0
     Units redeemed                                  0           0           0          0          0
     Units transferred                               0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0           0           0          0          0
Beginning units                                      0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Ending units                                         0           0           0          0          0
                                             =========  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (3):
     Units sold                                  1,375           0           0          0          0
     Units redeemed                            (11,950)          0           0          0          0
     Units transferred                          41,862           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding        31,287           0           0          0          0
Beginning units                                124,698           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Ending units                                   155,985           0           0          0          0
                                             =========  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.52% (4):
     Units sold                                      0           0           0          0          0
     Units redeemed                                  0           0           0          0          0
     Units transferred                               0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0           0           0          0          0
Beginning units                                      0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Ending units                                         0           0           0          0          0
                                             =========  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.55% (5):
     Units sold                                      0           0           0          0          0
     Units redeemed                                  0           0           0          0          0
     Units transferred                               0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0           0           0          0          0
Beginning units                                      0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Ending units                                         0           0           0          0          0
                                             =========  ==========  ==========  =========  =========
Contracts With Total Expenses of 1.55% (6):
     Units sold                                      0           0           0          0          0
     Units redeemed                                  0           0           0          0          0
     Units transferred                               0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Increase (decrease) in units outstanding             0           0           0          0          0
Beginning units                                      0           0           0          0          0
                                             ---------  ----------  ----------  ---------  ---------
Ending units                                         0           0           0          0          0
                                             =========  ==========  ==========  =========  =========

(1) Offered in Polaris, Polaris Platinum, Polaris Protector,     (5) Offered in Diversified Strategies product.
    and Polaris Platinum II products.                            (6) Offered in Diversified Strategies III product.
(2) Offered in Polaris II product.                               (7) Offered in Polaris Platinum, Polaris Protector, and Polaris
(3) Offered in PolarisAmerica product.                               Platinum II products.
(4) Offered in Polaris Choice, Polaris Choice II,
    and Polaris Advisor products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

         5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                                                                                 Nations     Nations    Nations
                                               Small    Strategic       U.S.        West Coast    Asset      Capital   High Yield
                                             Cap Stock   Growth      Government       Equity    Allocation   Growth      Bond
                                               Fund     Portfolio  Securities Fund    Fund       Portfolio  Portfolio  Portfolio
                                             (Class 2)  (Class 2)     (Class 2)     (Class 2)   (Class B)   (Class B)  (Class B)
                                             ------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                10,820     32,002        65,784         15,494           0          0           0
      Units redeemed                            (3,560)      (143)      (31,544)        (7,089)          0          0           0
      Units transferred                          7,484      6,067       (19,062)        15,395           0          0           0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        14,744     37,926        15,178         23,800           0          0           0
Beginning units                                 21,196     78,819       438,059         47,060           0          0           0
                                             ------------------------------------------------------------------------------------
Ending units                                    35,940    116,745       453,237         70,860           0          0           0
                                             ====================================================================================
Contracts With Total Expenses of 1.72% (4):
      Units sold                                     0          0             0              0           0          0     171,125
      Units redeemed                                 0          0             0              0           0          0     (16,793)
      Units transferred                              0          0             0              0           0          0      37,883
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0             0              0           0          0     192,215
Beginning units                                      0          0             0              0           0          0     131,609
                                             ------------------------------------------------------------------------------------
Ending units                                         0          0             0              0           0          0     323,824
                                             ====================================================================================
Contracts With Total Expenses of 1.77% (7):
      Units sold                                     0     22,533             0              0           0      3,071       8,122
      Units redeemed                                 0        (87)            0              0           0        (12)         (5)
      Units transferred                              0      3,709             0              0          51      1,186       3,053
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0     26,155             0              0          51      4,245      11,170
Beginning units                                      0         24             0              0           0          0           0
                                             ------------------------------------------------------------------------------------
Ending units                                         0     26,179             0              0          51      4,245      11,170
                                             ====================================================================================
Contracts With Total Expenses of 1.77% (2):
      Units sold                                     0          0             0              0           0          0           0
      Units redeemed                                 0          0             0              0           0          0           0
      Units transferred                              0          0             0              0           0          0           0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0             0              0           0          0           0
Beginning units                                      0          0             0              0           0          0           0
                                             ------------------------------------------------------------------------------------
Ending units                                         0          0             0              0           0          0           0
                                             ====================================================================================
Contracts With Total Expenses of 1.77% (3):
      Units sold                                     0          0             0              0           0          0         330
      Units redeemed                                 0          0             0              0        (864)   (11,679)    (10,561)
      Units transferred                              0          0             0              0       1,503    (21,233)     41,166
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0             0              0         639    (32,912)     30,935
Beginning units                                      0          0             0              0      13,565     38,216      91,139
                                             ------------------------------------------------------------------------------------
Ending units                                         0          0             0              0      14,204      5,304     122,074
                                             ====================================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                     0          0             0              0           0          0           0
      Units redeemed                                 0          0             0              0           0          0           0
      Units transferred                              0          0             0              0           0          0           0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0             0              0           0          0           0
Beginning units                                      0          0             0              0           0          0           0
                                             ------------------------------------------------------------------------------------
Ending units                                         0          0             0              0           0          0           0
                                             ====================================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                     0          0         5,561          1,240           0          0           0
      Units redeemed                               (60)    (1,070)      (11,568)        (2,690)          0          0           0
      Units transferred                         11,747     10,902        50,763         13,664           0          0           0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        11,687      9,832        44,756         12,214           0          0           0
Beginning units                                  7,619     28,279       100,117         81,228           0          0           0
                                             ------------------------------------------------------------------------------------
Ending units                                    19,306     38,111       144,873         93,442           0          0           0
                                             ====================================================================================
Contracts With Total Expenses of 1.97% (4):
      Units sold                                     0          0             0              0           0          0       6,351
      Units redeemed                                 0          0             0              0           0          0      (1,381)
      Units transferred                              0          0             0              0           0          0       4,585
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0             0              0           0          0       9,555
Beginning units                                      0          0             0              0           0          0      67,341
                                             ------------------------------------------------------------------------------------
Ending units                                         0          0             0              0           0          0      76,896
                                             ====================================================================================

                                                             Nations                              Nations
                                                Nations      Marsico    Nations     Nations        Marsico      Nations
                                             International   Focused    Marsico     Marsico     International   MidCap
                                                 Value       Equities   Growth    21st Century  Opportunities   Growth
                                               Portfolio    Portfolio  Portfolio   Portfolio      Portfolio    Portfolio
                                               (Class B)    (Class B)  (Class B)    (Class B)     (Class B)    (Class B)
                                             ---------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                         0          0          0            0              0           0
      Units redeemed                                     0          0          0            0              0           0
      Units transferred                                  0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0            0              0           0
Beginning units                                          0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Ending units                                             0          0          0            0              0           0
                                             ===========================================================================
Contracts With Total Expenses of 1.72% (4):
      Units sold                                       647    384,632          0            0              0           0
      Units redeemed                               (11,012)   (20,557)         0            0              0           0
      Units transferred                            (11,008)   185,732          0            0              0           0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding           (21,373)   549,807          0            0              0           0
Beginning units                                    233,560    262,314          0            0              0           0
                                             ---------------------------------------------------------------------------
Ending units                                       212,187    812,121          0            0              0           0
                                             ===========================================================================
Contracts With Total Expenses of 1.77% (7):
      Units sold                                         0      3,428      4,853            0          3,390           0
      Units redeemed                                     0        (14)      (307)           0           (238)          0
      Units transferred                                  0      7,837      2,198          916          3,919       4,127
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0     11,251      6,744          916          7,071       4,127
Beginning units                                          0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Ending units                                             0     11,251      6,744          916          7,071       4,127
                                             ===========================================================================
Contracts With Total Expenses of 1.77% (2):
      Units sold                                         0          0          0            0              0           0
      Units redeemed                                     0          0          0            0              0           0
      Units transferred                                  0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0            0              0           0
Beginning units                                          0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Ending units                                             0          0          0            0              0           0
                                             ===========================================================================
Contracts With Total Expenses of 1.77% (3):
      Units sold                                         0        735        228            0            202           0
      Units redeemed                                (6,249)    (8,941)    (9,533)      (2,418)            (3)       (550)
      Units transferred                             (6,067)    20,174      4,855           55          9,234      34,125
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding           (12,316)    11,968     (4,450)      (2,363)         9,433      33,575
Beginning units                                     88,168    108,714     69,742       21,557          3,984      35,962
                                             ---------------------------------------------------------------------------
Ending units                                        75,852    120,682     65,292       19,194         13,417      69,537
                                             ===========================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                         0          0          0            0              0           0
      Units redeemed                                     0          0          0            0              0           0
      Units transferred                                  0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0            0              0           0
Beginning units                                          0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Ending units                                             0          0          0            0              0           0
                                             ===========================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                         0          0          0            0              0           0
      Units redeemed                                     0          0          0            0              0           0
      Units transferred                                  0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding                 0          0          0            0              0           0
Beginning units                                          0          0          0            0              0           0
                                             ---------------------------------------------------------------------------
Ending units                                             0          0          0            0              0           0
                                             ===========================================================================
Contracts With Total Expenses of 1.97% (4):
      Units sold                                       549     37,631          0            0              0           0
      Units redeemed                                (7,786)    (7,260)         0            0              0           0
      Units transferred                               (477)    10,970          0            0              0           0
                                             ---------------------------------------------------------------------------
Increase (decrease) in units outstanding            (7,714)    41,341          0            0              0           0
Beginning units                                     98,283    126,482          0            0              0           0
                                             ---------------------------------------------------------------------------
Ending units                                        90,569    167,823          0            0              0           0
                                             ===========================================================================

                                              Nations
                                               Small      Nations     Asset       Cash                  Growth-
                                              Company      Value    Allocation  Management   Growth     Income
                                              Portfolio  Portfolio    Series     Series      Series     Series
                                              (Class B)  (Class B)  (Class A)   (Class A)   (Class A)  (Class A)
                                              ------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                      0          0        0          0          0             0
      Units redeemed                                  0          0        0          0          0             0
      Units transferred                               0          0        0          0          0             0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0        0          0          0             0
Beginning units                                       0          0        0          0          0             0
                                             -------------------------------------------------------------------
Ending units                                          0          0        0          0          0             0
                                             ===================================================================
Contracts With Total Expenses of 1.72% (4):
      Units sold                                      0          0        0          0          0             0
      Units redeemed                                  0          0        0          0          0             0
      Units transferred                               0          0        0          0          0             0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0        0          0          0             0
Beginning units                                       0          0        0          0          0             0
                                             -------------------------------------------------------------------
Ending units                                          0          0        0          0          0             0
                                             ===================================================================
Contracts With Total Expenses of 1.77% (7):
      Units sold                                  1,839      4,924        0          0          0             0
      Units redeemed                                 (5)       (16)       0          0          0             0
      Units transferred                           2,891      4,182        0          0          0             0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding          4,725      9,090        0          0          0             0
Beginning units                                       0          0        0          0          0             0
                                             -------------------------------------------------------------------
Ending units                                      4,725      9,090        0          0          0             0
                                             ===================================================================
Contracts With Total Expenses of 1.77% (2):
      Units sold                                      0          0        0          0          0             0
      Units redeemed                                  0          0        0          0          0             0
      Units transferred                               0          0        0          0          0             0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0        0          0          0             0
Beginning units                                       0          0        0          0          0             0
                                             -------------------------------------------------------------------
Ending units                                          0          0        0          0          0             0
                                             ===================================================================
Contracts With Total Expenses of 1.77% (3):
      Units sold                                    123        372        0          0          0             0
      Units redeemed                             (2,021)   (12,793)       0          0          0             0
      Units transferred                          14,389    (13,771)       0          0          0             0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding         12,491    (26,192)       0          0          0             0
Beginning units                                  55,064     81,674        0          0          0             0
                                             -------------------------------------------------------------------
Ending units                                     67,555     55,482        0          0          0             0
                                             ===================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                      0          0        0          0          0             0
      Units redeemed                                  0          0        0          0          0             0
      Units transferred                               0          0        0          0          0             0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0        0          0          0             0
Beginning units                                       0          0        0          0          0             0
                                             -------------------------------------------------------------------
Ending units                                          0          0        0          0          0             0
                                             ===================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                      0          0        0          0          0             0
      Units redeemed                                  0          0        0          0          0             0
      Units transferred                               0          0        0          0          0             0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0        0          0          0             0
Beginning units                                       0          0        0          0          0             0
                                             -------------------------------------------------------------------
Ending units                                          0          0        0          0          0             0
                                             ===================================================================
Contracts With Total Expenses of 1.97% (4):
      Units sold                                      0          0        0          0          0             0
      Units redeemed                                  0          0        0          0          0             0
      Units transferred                               0          0        0          0          0             0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0        0          0          0             0
Beginning units                                       0          0        0          0          0             0
                                             -------------------------------------------------------------------
Ending units                                          0          0        0          0          0             0
                                             ===================================================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

         5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003

                                                                           U.S.
                                                                        Government/
                                             High-Yield                 AAA-Rated      Asset      Global
                                               Bond      International  Securities   Allocation   Growth
                                              Series        Series        Series       Fund        Fund
                                             (Class A)    (Class A)     (Class A)     (Class 2)  (Class 2)
                                             -------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                  8,631       38,959         11,180           0          0
      Units redeemed                           (125,516)    (511,362)      (341,389)          0          0
      Units transferred                          28,236     (157,426)      (288,181)          0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding        (88,649)    (629,829)      (618,390)          0          0
Beginning units                                 976,734    4,222,578      2,402,647           0          0
                                             -------------------------------------------------------------
Ending units                                    888,085    3,592,749      1,784,257           0          0
                                             =============================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                     39            4              7           0          0
      Units redeemed                             (3,543)     (11,695)        (5,836)          0          0
      Units transferred                           3,552      (14,111)        (3,052)          0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding             48      (25,802)        (8,881)          0          0
Beginning units                                  24,900      166,008         56,738           0          0
                                             -------------------------------------------------------------
Ending units                                     24,948      140,206         47,857           0          0
                                             =============================================================
Contracts With Total Expenses of 1.52% (1):
      Units sold                                      0            0              0           0    791,750
      Units redeemed                                  0            0              0           0    (32,332)
      Units transferred                               0            0              0           0    480,873
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0           0  1,240,291
Beginning units                                       0            0              0           0     93,050
                                             -------------------------------------------------------------
Ending units                                          0            0              0           0  1,333,341
                                             =============================================================
Contracts With Total Expenses of 1.52% (2):
      Units sold                                      0            0              0     336,578    120,777
      Units redeemed                                  0            0              0    (185,775)   (57,514)
      Units transferred                               0            0              0   3,690,619  1,727,132
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0   3,841,422  1,790,395
Beginning units                                       0            0              0   1,032,250    353,304
                                             -------------------------------------------------------------
Ending units                                          0            0              0   4,873,672  2,143,699
                                             =============================================================
Contracts With Total Expenses of 1.52% (3):
      Units sold                                      0            0              0           0          0
      Units redeemed                                  0            0              0           0          0
      Units transferred                               0            0              0           0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0           0          0
Beginning units                                       0            0              0           0          0
                                             -------------------------------------------------------------
Ending units                                          0            0              0           0          0
                                             =============================================================
Contracts With Total Expenses of 1.52% (4):
      Units sold                                      0            0              0           0    124,848
      Units redeemed                                  0            0              0           0     (1,704)
      Units transferred                               0            0              0           0     10,710
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0           0    133,854
Beginning units                                       0            0              0           0      4,842
                                             -------------------------------------------------------------
Ending units                                          0            0              0           0    138,696
                                             =============================================================
Contracts With Total Expenses of 1.55% (5):
      Units sold                                      0            0              0           0          0
      Units redeemed                                  0            0              0           0          0
      Units transferred                               0            0              0           0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0           0          0
Beginning units                                       0            0              0           0          0
                                             -------------------------------------------------------------
Ending units                                          0            0              0           0          0
                                             =============================================================
Contracts With Total Expenses of 1.55% (6):
      Units sold                                      0            0              0           0          0
      Units redeemed                                  0            0              0           0          0
      Units transferred                               0            0              0           0          0
                                             -------------------------------------------------------------
Increase (decrease) in units outstanding              0            0              0           0          0
Beginning units                                       0            0              0           0          0
                                             -------------------------------------------------------------
Ending units                                          0            0              0           0          0
                                             =============================================================

                                                         Growth-     Growth      Mid Cap
                                              Growth     Income     and Income    Value
                                               Fund       Fund      Portfolio   Portfolio
                                             (Class 2)  (Class 2)   (Class VC)  (Class VC)
                                             ---------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                     0           0           0           0
      Units redeemed                                 0           0           0           0
      Units transferred                              0           0           0           0
                                             ---------------------------------------------
Increase (decrease) in units outstanding             0           0           0           0
Beginning units                                      0           0           0           0
                                             ---------------------------------------------
Ending units                                         0           0           0           0
                                             =============================================
Contracts With Total Expenses of 1.40%:
      Units sold                                     0           0           0           0
      Units redeemed                                 0           0           0           0
      Units transferred                              0           0           0           0
                                             ---------------------------------------------
Increase (decrease) in units outstanding             0           0           0           0
Beginning units                                      0           0           0           0
                                             ---------------------------------------------
Ending units                                         0           0           0           0
                                             =============================================
Contracts With Total Expenses of 1.52% (1):
      Units sold                             1,889,036   2,258,459   1,081,842           0
      Units redeemed                           (83,994)    (89,875)    (27,383)          0
      Units transferred                      1,483,866   1,411,900     611,411           0
                                             ---------------------------------------------
Increase (decrease) in units outstanding     3,288,908   3,580,484   1,665,870           0
Beginning units                                180,148     264,967     232,041           0
                                             ---------------------------------------------
Ending units                                 3,469,056   3,845,451   1,897,911           0
                                             =============================================
Contracts With Total Expenses of 1.52% (2):
      Units sold                               326,171     627,674     327,790     200,270
      Units redeemed                          (178,348)   (217,065)   (182,613)   (213,242)
      Units transferred                      5,503,290   6,313,745   2,148,213   1,920,573
                                             ---------------------------------------------
Increase (decrease) in units outstanding     5,651,113   6,724,354   2,293,390   1,907,601
Beginning units                                877,642   1,554,611   2,080,159   1,675,350
                                             ---------------------------------------------
Ending units                                 6,528,755   8,278,965   4,373,549   3,582,951
                                             =============================================
Contracts With Total Expenses of 1.52% (3):
      Units sold                                     0           0           0           0
      Units redeemed                                 0           0           0           0
      Units transferred                              0           0           0           0
                                             ---------------------------------------------
Increase (decrease) in units outstanding             0           0           0           0
Beginning units                                      0           0           0           0
                                             ---------------------------------------------
Ending units                                         0           0           0           0
                                             =============================================
Contracts With Total Expenses of 1.52% (4):
      Units sold                               247,422     335,330      79,361           0
      Units redeemed                            (4,970)    (13,007)     (3,164)          0
      Units transferred                         51,420      72,905      23,821           0
                                             ---------------------------------------------
Increase (decrease) in units outstanding       293,872     395,228     100,018           0
Beginning units                                 21,650      22,371       3,524           0
                                             ---------------------------------------------
Ending units                                   315,522     417,599     103,542           0
                                             =============================================
Contracts With Total Expenses of 1.55% (5):
      Units sold                                     0           0           0           0
      Units redeemed                                 0           0           0           0
      Units transferred                              0           0           0           0
                                             ---------------------------------------------
Increase (decrease) in units outstanding             0           0           0           0
Beginning units                                      0           0           0           0
                                             ---------------------------------------------
Ending units                                         0           0           0           0
                                             =============================================
Contracts With Total Expenses of 1.55% (6):
      Units sold                                     0           0           0           0
      Units redeemed                                 0           0           0           0
      Units transferred                              0           0           0           0
                                             ---------------------------------------------
Increase (decrease) in units outstanding             0           0           0           0
Beginning units                                      0           0           0           0
                                             ---------------------------------------------
Ending units                                         0           0           0           0
                                             =============================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

         5. CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2003.

                                                                              U.S.
                                                                           Government/
                                              High-Yield                   AAA-Rated       Asset       Global
                                                    Bond   International   Securities    Allocation    Growth
                                                  Series      Series         Series        Fund         Fund
                                                (Class A)    (Class A)      (Class A)     (Class 2)   (Class 2)
                                              -----------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                       0               0             0            0           0
      Units redeemed                                   0               0             0            0           0
      Units transferred                                0               0             0            0           0
                                              -----------------------------------------------------------------
Increase (decrease) in units outstanding               0               0             0            0           0
Beginning units                                        0               0             0            0           0
                                              -----------------------------------------------------------------
Ending units                                           0               0             0            0           0
                                              =================================================================
Contracts With Total Expenses of 1.72% (4):
      Units sold                                       0               0             0            0     199,978
      Units redeemed                                   0               0             0            0      (3,159)
      Units transferred                                0               0             0            0      45,278
                                              -----------------------------------------------------------------
Increase (decrease) in units outstanding               0               0             0            0     242,097
Beginning units                                        0               0             0            0      12,130
                                              -----------------------------------------------------------------
Ending units                                           0               0             0            0     254,227
                                              =================================================================
Contracts With Total Expenses of 1.77% (7):
      Units sold                                       0               0             0            0     101,403
      Units redeemed                                   0               0             0            0      (7,943)
      Units transferred                                0               0             0            0     105,015
                                              -----------------------------------------------------------------
Increase (decrease) in units outstanding               0               0             0            0     198,475
Beginning units                                        0               0             0            0      12,106
                                              -----------------------------------------------------------------
Ending units                                           0               0             0            0     210,581
                                              =================================================================
Contracts With Total Expenses of 1.77% (2):
      Units sold                                       0               0             0       32,377       9,271
      Units redeemed                                   0               0             0       (1,601)     (1,766)
      Units transferred                                0               0             0      125,909      65,216
                                              -----------------------------------------------------------------
Increase (decrease) in units outstanding               0               0             0      156,685      72,721
Beginning units                                        0               0             0       54,240       6,505
                                              -----------------------------------------------------------------
Ending units                                           0               0             0      210,925      79,226
                                              =================================================================
Contracts With Total Expenses of 1.77% (3):
      Units sold                                       0               0             0            0           0
      Units redeemed                                   0               0             0            0           0
      Units transferred                                0               0             0            0           0
                                              -----------------------------------------------------------------
Increase (decrease) in units outstanding               0               0             0            0           0
Beginning units                                        0               0             0            0           0
                                              -----------------------------------------------------------------
Ending units                                           0               0             0            0           0
                                              =================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                       0               0             0            0           0
      Units redeemed                                   0               0             0            0           0
      Units transferred                                0               0             0            0           0
                                              -----------------------------------------------------------------
Increase (decrease) in units outstanding               0               0             0            0           0
Beginning units                                        0               0             0            0           0
                                              -----------------------------------------------------------------
Ending units                                           0               0             0            0           0
                                              =================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                       0               0             0            0           0
      Units redeemed                                   0               0             0            0           0
      Units transferred                                0               0             0            0           0
                                              -----------------------------------------------------------------
Increase (decrease) in units outstanding               0               0             0            0           0
Beginning units                                        0               0             0            0           0
                                              -----------------------------------------------------------------
Ending units                                           0               0             0            0           0
                                              =================================================================
Contracts With Total Expenses of 1.97% (4):
      Units sold                                       0               0             0            0      31,646
      Units redeemed                                   0               0             0            0        (135)
      Units transferred                                0               0             0            0       8,407
                                              -----------------------------------------------------------------
Increase (decrease) in units outstanding               0               0             0            0      39,918
Beginning units                                        0               0             0            0       5,946
                                              -----------------------------------------------------------------
Ending units                                           0               0             0            0      45,864
                                              =================================================================

                                                           Growth-     Growth       Mid Cap
                                               Growth      Income     and Income     Value
                                                Fund        Fund      Portfolio    Portfolio
                                              (Class 2)   (Class 2)   (Class VC)   (Class VC)
                                              -----------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                      0           0            0            0
      Units redeemed                                  0           0            0            0
      Units transferred                               0           0            0            0
                                              -----------------------------------------------
Increase (decrease) in units outstanding              0           0            0            0
Beginning units                                       0           0            0            0
                                              -----------------------------------------------
Ending units                                          0           0            0            0
                                              ===============================================
Contracts With Total Expenses of 1.72% (4):
      Units sold                                483,811     576,707      139,062            0
      Units redeemed                             (7,340)    (14,658)        (892)           0
      Units transferred                         188,285     256,607       52,380            0
                                              -----------------------------------------------
Increase (decrease) in units outstanding        664,756     818,656      190,550            0
Beginning units                                  33,886      62,011       14,143            0
                                              -----------------------------------------------
Ending units                                    698,642     880,667      204,693            0
                                              ===============================================
Contracts With Total Expenses of 1.77% (7):
      Units sold                                261,570     396,866       91,054            0
      Units redeemed                            (21,213)    (15,419)      (5,924)           0
      Units transferred                         209,930     186,114       90,798            0
                                              -----------------------------------------------
Increase (decrease) in units outstanding        450,287     567,561      175,928            0
Beginning units                                  40,944      30,474       59,192            0
                                              -----------------------------------------------
Ending units                                    491,231     598,035      235,120            0
                                              ===============================================
Contracts With Total Expenses of 1.77% (2):
      Units sold                                 29,608      66,389       39,015       31,310
      Units redeemed                             (3,288)     (4,436)      (2,464)      (4,794)
      Units transferred                         167,209     259,855      171,256       98,433
                                              -----------------------------------------------
Increase (decrease) in units outstanding        193,529     321,808      207,807      124,949
Beginning units                                  13,558      36,723       41,556       47,183
                                              -----------------------------------------------
Ending units                                    207,087     358,531      249,363      172,132
                                              ===============================================
Contracts With Total Expenses of 1.77% (3):
      Units sold                                      0           0            0            0
      Units redeemed                                  0           0            0            0
      Units transferred                               0           0            0            0
                                              -----------------------------------------------
Increase (decrease) in units outstanding              0           0            0            0
Beginning units                                       0           0            0            0
                                              -----------------------------------------------
Ending units                                          0           0            0            0
                                              ===============================================
Contracts With Total Expenses of 1.80%:
      Units sold                                      0           0            0            0
      Units redeemed                                  0           0            0            0
      Units transferred                               0           0            0            0
                                              -----------------------------------------------
Increase (decrease) in units outstanding              0           0            0            0
Beginning units                                       0           0            0            0
                                              -----------------------------------------------
Ending units                                          0           0            0            0
                                              ===============================================
Contracts With Total Expenses of 1.95%:
      Units sold                                      0           0            0            0
      Units redeemed                                  0           0            0            0
      Units transferred                               0           0            0            0
                                              -----------------------------------------------
Increase (decrease) in units outstanding              0           0            0            0
Beginning units                                       0           0            0            0
                                              -----------------------------------------------
Ending units                                          0           0            0            0
                                              ===============================================
Contracts With Total Expenses of 1.97% (4):
      Units sold                                 71,031      91,856       18,223            0
      Units redeemed                               (120)       (679)        (104)           0
      Units transferred                           6,792      30,213       13,061            0
                                              -----------------------------------------------
Increase (decrease) in units outstanding         77,703     121,390       31,180            0
Beginning units                                  17,765      21,504        1,241            0
                                              -----------------------------------------------
Ending units                                     95,468     142,894       32,421            0
                                              ===============================================

(1) Offered in Polaris, Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

(2) Offered in Polaris II product.

(3) Offered in PolarisAmerica product.

(4) Offered in Polaris Choice, Polaris Choice II, and Polaris Advisor products.

(5) Offered in Diversified Strategies product.

(6) Offered in Diversified Strategies III product.

(7) Offered in Polaris Platinum, Polaris Protector, and Polaris Platinum II products.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the year ended December 31, 2002 were as follows:

                                                                         Government
                                                Asset        Capital        and                   Natural     Asset        Capital
                                             Allocation   Appreciation  Quality Bond   Growth    Resources  Allocation  Appreciation
                                              Portfolio     Portfolio    Portfolio    Portfolio  Portfolio  Portfolio     Portfolio
                                              (Class 1)     (Class 1)    (Class 1)    (Class 1)  (Class 1)  (Class 2)     (Class 2)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
          Units sold                                  0             0             0           0          0         0             0
          Units redeemed                              0             0             0           0          0         0             0
          Units transferred                           0             0             0           0          0         0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0             0             0           0          0         0             0
Beginning units                                       0             0             0           0          0         0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0             0             0           0          0         0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.40%:
          Units sold                                  0             0             0           0          0         0         2,578
          Units redeemed                              0             0             0           0          0         0        (1,318)
          Units transferred                           0             0             0           0          0         0        16,531
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0             0             0           0          0         0        17,791
Beginning units                                       0             0             0           0          0         0         4,781
                                             ---------------------------------------------------------------------------------------
Ending units                                          0             0             0           0          0         0        22,572
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (A):
          Units sold                            142,343       285,296       274,505     180,851     32,494    81,814       572,162
          Units redeemed                     (2,639,476)   (3,521,071)   (4,361,308) (1,679,503)  (490,101)   (1,175)      (43,773)
          Units transferred                  (1,410,301)   (4,154,115)    9,864,916  (1,391,670) 1,019,947    46,919       673,264
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding     (3,907,434)   (7,389,890)    5,778,113  (2,890,322)   562,340   127,558     1,201,653
Beginning units                              26,397,309    37,402,114    31,274,327  18,357,160  3,886,991    12,080       274,265
                                             ---------------------------------------------------------------------------------------
Ending units                                 22,489,875    30,012,224    37,052,440  15,466,838  4,449,331   139,638     1,475,918
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (B):
          Units sold                                  0       103,071        58,889           0          0         0             0
          Units redeemed                              0       (19,481)      (17,744)          0          0         0             0
          Units transferred                           0       199,805       190,690           0          0         0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0       283,395       231,835           0          0         0             0
Beginning units                                       0       108,666       223,639           0          0         0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0       392,061       455,474           0          0         0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (C):
          Units sold                                  0             0             0           0          0    24,431        39,005
          Units redeemed                              0             0             0           0          0      (992)         (928)
          Units transferred                           0             0             0           0          0     2,278        23,683
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0             0             0           0          0    25,717        61,760
Beginning units                                       0             0             0           0          0         1         1,400
                                             ---------------------------------------------------------------------------------------
Ending units                                          0             0             0           0          0    25,718        63,160
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (G):
          Units sold                                  0             0             0           0          0         0             0
          Units redeemed                              0             0             0           0          0         0             0
          Units transferred                           0             0             0           0          0         0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0             0             0           0          0         0             0
Beginning units                                       0             0             0           0          0         0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0             0             0           0          0         0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (H):
          Units sold                                  0             0             0           0          0         0             0
          Units redeemed                              0             0             0           0          0         0             0
          Units transferred                           0             0             0           0          0         0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0             0             0           0          0         0             0
Beginning units                                       0             0             0           0          0         0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                          0             0             0           0          0         0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (D):
          Units sold                                  0             0             0           0          0         0         1,727
          Units redeemed                              0             0             0           0          0         0          (542)
          Units transferred                           0             0             0           0          0         0         8,986
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0             0             0           0          0         0        10,171
Beginning units                                       0             0             0           0          0         0        15,348
                                             ---------------------------------------------------------------------------------------
Ending units                                          0             0             0           0          0         0        25,519
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (E):
          Units sold                                  0             0             0           0          0         0        13,175
          Units redeemed                              0             0             0           0          0         0          (708)
          Units transferred                           0             0             0           0          0         0         2,358
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0             0             0           0          0         0        14,825
Beginning units                                       0             0             0           0          0         0           386
                                             ---------------------------------------------------------------------------------------
Ending units                                          0             0             0           0          0         0        15,211
                                             =======================================================================================

                                                Government                                                               Government
                                                    and                     Natural        Asset          Capital           and
                                               Quality Bond    Growth      Resources    Allocation     Appreciation     Quality Bond
                                                 Portfolio    Portfolio    Portfolio     Portfolio       Portfolio       Portfolio
                                                 (Class 2)    (Class 2)    (Class 2)   (Class 3) (1)   (Class 3) (1)   (Class 3) (1)
                                               -------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
          Units sold                                    0             0           0            0               0               0
          Units redeemed                                0             0           0            0               0               0
          Units transferred                             0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0           0            0               0               0
Beginning units                                         0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                            0             0           0            0               0               0
                                               =====================================================================================
Contracts With Total Expenses of 1.40%:
          Units sold                                    0             0           0            0               0               0
          Units redeemed                                0             0           0            0               0               0
          Units transferred                             0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0           0            0               0               0
Beginning units                                         0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                            0             0           0            0               0               0
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (A):
          Units sold                            1,217,224       402,010      94,761        1,003         123,200         270,891
          Units redeemed                         (134,933)      (45,773)     (4,122)           0            (163)           (365)
          Units transferred                     2,046,312       444,046     123,218            0          19,904          45,990
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        3,128,603       800,283     213,857        1,003         142,941         316,516
Beginning units                                   786,785       209,933      32,108            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                    3,915,388     1,010,216     245,965        1,003         142,941         316,516
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (B):
          Units sold                                    0             0           0            0               0               0
          Units redeemed                                0             0           0            0               0               0
          Units transferred                             0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0           0            0               0               0
Beginning units                                         0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                            0             0           0            0               0               0
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (C):
          Units sold                              198,040        31,468      11,037            0               0               0
          Units redeemed                           (3,036)         (844)        (20)           0               0               0
          Units transferred                        82,125        10,119      15,220            0               0               0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          277,129        40,743      26,237            0               0               0
Beginning units                                       158         1,182           1            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                      277,287        41,925      26,238            0               0               0
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (G):
          Units sold                                    0             0           0            0               0               0
          Units redeemed                                0             0           0            0               0               0
          Units transferred                             0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0           0            0               0               0
Beginning units                                         0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                            0             0           0            0               0               0
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (H):
          Units sold                                    0             0           0            0               0               0
          Units redeemed                                0             0           0            0               0               0
          Units transferred                             0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0           0            0               0               0
Beginning units                                         0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                            0             0           0            0               0               0
                                               =====================================================================================
Contracts With Total Expenses of 1.55% (D):
          Units sold                                    0             0           0            0               0               0
          Units redeemed                                0             0           0            0               0               0
          Units transferred                             0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0           0            0               0               0
Beginning units                                         0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                            0             0           0            0               0               0
                                               =====================================================================================
Contracts With Total Expenses of 1.55% (E):
          Units sold                                    0             0           0            0               0               0
          Units redeemed                                0             0           0            0               0               0
          Units transferred                             0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0           0            0               0               0
Beginning units                                         0             0           0            0               0               0
                                               -------------------------------------------------------------------------------------
Ending units                                            0             0           0            0               0               0
                                               =====================================================================================


                                                                  Natural       Aggressive    Alliance      Blue Chip       Cash
                                                  Growth         Resources        Growth       Growth        Growth      Management
                                                 Portfolio       Portfolio      Portfolio     Portfolio     Portfolio     Portfolio
                                               (Class 3) (1)   (Class 3) (1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                               -------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
          Units sold                                   0               0                0              0            0             0
          Units redeemed                               0               0                0              0            0             0
          Units transferred                            0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0                0              0            0             0
Beginning units                                        0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Ending units                                           0               0                0              0            0             0
                                               =====================================================================================
Contracts With Total Expenses of 1.40%:
          Units sold                                   0               0                0              0            0             0
          Units redeemed                               0               0                0              0            0             0
          Units transferred                            0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0                0              0            0             0
Beginning units                                        0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Ending units                                           0               0                0              0            0             0
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (A):
          Units sold                              63,178           2,672          162,019        344,640       93,437       340,893
          Units redeemed                             (25)             (3)      (1,524,507)    (4,546,628)    (308,329)  (10,815,544)
          Units transferred                        7,600           1,367       (3,753,689)    (8,842,100)     (27,914)    1,912,697
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          70,753           4,036       (5,116,177)   (13,044,088)    (242,806)   (8,561,954)
Beginning units                                        0               0       17,505,921     52,020,196    3,759,756    31,711,292
                                               -------------------------------------------------------------------------------------
Ending units                                      70,753           4,036       12,389,744     38,976,108    3,516,950    23,149,338
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (B):
          Units sold                                   0               0            4,428         56,430        8,336         7,522
          Units redeemed                               0               0           (2,487)        (7,714)      (3,055)      (10,535)
          Units transferred                            0               0           15,002         52,052       42,336        71,929
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0           16,943        100,768       47,617        68,916
Beginning units                                        0               0           43,834         64,696       64,975        30,829
                                               -------------------------------------------------------------------------------------
Ending units                                           0               0           60,777        165,464      112,592        99,745
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (C):
          Units sold                                   0               0                0              0            0             0
          Units redeemed                               0               0                0              0            0             0
          Units transferred                            0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0                0              0            0             0
Beginning units                                        0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Ending units                                           0               0                0              0            0             0
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (G):
          Units sold                                   0               0                0              0            0             0
          Units redeemed                               0               0                0              0            0             0
          Units transferred                            0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0                0              0            0             0
Beginning units                                        0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Ending units                                           0               0                0              0            0             0
                                               =====================================================================================
Contracts With Total Expenses of 1.52% (H):
          Units sold                                   0               0                0              0            0             0
          Units redeemed                               0               0                0              0            0             0
          Units transferred                            0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0                0              0            0             0
Beginning units                                        0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Ending units                                           0               0                0              0            0             0
                                               =====================================================================================
Contracts With Total Expenses of 1.55% (D):
          Units sold                                   0               0                0              0            0             0
          Units redeemed                               0               0                0              0            0             0
          Units transferred                            0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0                0              0            0             0
Beginning units                                        0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Ending units                                           0               0                0              0            0             0
                                               =====================================================================================
Contracts With Total Expenses of 1.55% (E):
          Units sold                                   0               0                0              0            0             0
          Units redeemed                               0               0                0              0            0             0
          Units transferred                            0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0               0                0              0            0             0
Beginning units                                        0               0                0              0            0             0
                                               -------------------------------------------------------------------------------------
Ending units                                           0               0                0              0            0             0
                                               =====================================================================================


(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

     For the year ended December 31, 2002.

                                                                        Government
                                                Asset       Capital        and                   Natural      Asset        Capital
                                             Allocation  Appreciation  Quality Bond   Growth    Resources   Allocation  Appreciation
                                              Portfolio    Portfolio    Portfolio    Portfolio  Portfolio   Portfolio     Portfolio
                                              (Class 1)    (Class 1)    (Class 1)    (Class 1)  (Class 1)   (Class 2)     (Class 2)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
          Units sold                                0            0             0            0          0           0        1,905
          Units redeemed                            0            0             0            0          0           0          (13)
          Units transferred                         0            0             0            0          0           0        8,732
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0          0           0       10,624
Beginning units                                     0            0             0            0          0           0        3,420
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0             0            0          0           0       14,044
                                             =======================================================================================
Contracts With Total Expenses of 1.72%:
          Units sold                                0            0             0            0          0      40,730      113,621
          Units redeemed                            0            0             0            0          0        (217)      (3,925)
          Units transferred                         0            0             0            0          0      20,285       45,912
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0          0      60,798      155,608
Beginning units                                     0            0             0            0          0       1,188          503
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0             0            0          0      61,986      156,111
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (F)
          Units sold                            1,045       13,158         3,624        6,127         49      10,628      116,950
          Units redeemed                       (3,844)     (28,240)      (72,541)     (10,794)    (1,988)       (131)     (10,193)
          Units transferred                    16,039        2,997       235,962      (32,378)    46,429      65,018      124,484
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       13,240      (12,085)      167,045      (37,045)    44,490      75,515      231,241
Beginning units                                93,512      419,516       479,420      249,712     65,345      17,628      101,479
                                             ---------------------------------------------------------------------------------------
Ending units                                  106,752      407,431       646,465      212,667    109,835      93,143      332,720
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (B)
          Units sold                                0        1,674        18,126            0          0           0            0
          Units redeemed                            0       (5,581)      (14,758)           0          0           0            0
          Units transferred                         0      147,418       195,818            0          0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0      143,511       199,186            0          0           0            0
Beginning units                                     0       41,462        99,048            0          0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0      184,973       298,234            0          0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (G)
          Units sold                                0            0             0            0          0           0            0
          Units redeemed                            0            0             0            0          0           0            0
          Units transferred                         0            0             0            0          0           0            0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0          0           0            0
Beginning units                                     0            0             0            0          0           0            0
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0             0            0          0           0            0
                                             =======================================================================================
Contracts With Total Expenses of 1.80%:
          Units sold                                0            0             0            0          0           0        2,496
          Units redeemed                            0            0             0            0          0           0       (1,014)
          Units transferred                         0            0             0            0          0           0       10,178
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0          0           0       11,660
Beginning units                                     0            0             0            0          0           0        3,896
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0             0            0          0           0       15,556
                                             =======================================================================================
Contracts With Total Expenses of 1.95%:
          Units sold                                0            0             0            0          0           0        6,017
          Units redeemed                            0            0             0            0          0           0         (262)
          Units transferred                         0            0             0            0          0           0        2,014
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0          0           0        7,769
Beginning units                                     0            0             0            0          0           0        1,795
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0             0            0          0           0        9,564
                                             =======================================================================================
Contracts With Total Expenses of 1.97%:
          Units sold                                0            0             0            0          0      28,631       36,311
          Units redeemed                            0            0             0            0          0        (580)      (1,582)
          Units transferred                         0            0             0            0          0       8,209       14,439
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0            0             0            0          0      36,260       49,168
Beginning units                                     0            0             0            0          0         526          270
                                             ---------------------------------------------------------------------------------------
Ending units                                        0            0             0            0          0      36,786       49,438
                                             =======================================================================================

                                                Government                                                             Government
                                                    and                    Natural        Asset          Capital          and
                                               Quality Bond    Growth     Resources    Allocation     Appreciation    Quality Bond
                                                 Portfolio    Portfolio   Portfolio     Portfolio       Portfolio      Portfolio
                                                 (Class 2)    (Class 2)   (Class 2)   (Class 3) (1)   (Class 3) (1)  (Class 3) (1)
                                               -------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
          Units sold                                    0            0          0             0               0              0
          Units redeemed                                0            0          0             0               0              0
          Units transferred                             0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0          0             0               0              0
Beginning units                                         0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Ending units                                            0            0          0             0               0              0
                                               =====================================================================================
Contracts With Total Expenses of 1.72%:
          Units sold                              217,951       57,494     16,827        10,755          21,542         72,452
          Units redeemed                          (20,632)      (2,233)      (582)           (1)            (35)           (71)
          Units transferred                       168,752       18,016     21,505            40           2,244          6,449
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          366,071       73,277     37,750        10,794          23,751         78,830
Beginning units                                     1,853          438         10             0               0              0
                                               -------------------------------------------------------------------------------------
Ending units                                      367,924       73,715     37,760        10,794          23,751         78,830
                                               =====================================================================================
Contracts With Total Expenses of 1.77% (F)
          Units sold                              243,092      103,277     23,667             0           7,120         47,218
          Units redeemed                          (17,834)     (22,899)    (3,641)            0              (2)           (11)
          Units transferred                       767,445      109,545     56,881             0             624          3,413
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          992,703      189,923     76,907             0           7,742         50,620
Beginning units                                   228,455       66,596     19,900             0               0              0
                                               -------------------------------------------------------------------------------------
Ending units                                    1,221,158      256,519     96,807             0           7,742         50,620
                                               =====================================================================================
Contracts With Total Expenses of 1.77% (B)
          Units sold                                    0            0          0             0               0              0
          Units redeemed                                0            0          0             0               0              0
          Units transferred                             0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0          0             0               0              0
Beginning units                                         0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Ending units                                            0            0          0             0               0              0
                                               =====================================================================================
Contracts With Total Expenses of 1.77% (G)
          Units sold                                    0            0          0             0               0              0
          Units redeemed                                0            0          0             0               0              0
          Units transferred                             0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0          0             0               0              0
Beginning units                                         0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Ending units                                            0            0          0             0               0              0
                                               =====================================================================================
Contracts With Total Expenses of 1.80%:
          Units sold                                    0            0          0             0               0              0
          Units redeemed                                0            0          0             0               0              0
          Units transferred                             0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0          0             0               0              0
Beginning units                                         0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Ending units                                            0            0          0             0               0              0
                                               =====================================================================================
Contracts With Total Expenses of 1.95%:
          Units sold                                    0            0          0             0               0              0
          Units redeemed                                0            0          0             0               0              0
          Units transferred                             0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0            0          0             0               0              0
Beginning units                                         0            0          0             0               0              0
                                               -------------------------------------------------------------------------------------
Ending units                                            0            0          0             0               0              0
                                               =====================================================================================
Contracts With Total Expenses of 1.97%:
          Units sold                               84,357       11,894      5,436         3,398           6,354         17,485
          Units redeemed                           (4,346)      (1,951)    (1,070)            0               0              0
          Units transferred                        29,713        5,314      2,420           (54)             38            (21)
                                               -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          109,724       15,257      6,786         3,344           6,392         17,464
Beginning units                                         1            1          1             0               0              0
                                               -------------------------------------------------------------------------------------
Ending units                                      109,725       15,258      6,787         3,344           6,392         17,464
                                               =====================================================================================

                                                                 Natural     Aggressive    Alliance   Blue Chip     Cash
                                                  Growth        Resources      Growth       Growth     Growth    Management
                                                 Portfolio      Portfolio     Portfolio   Portfolio   Portfolio   Portfolio
                                               (Class 3) (1)  (Class 3) (1)   (Class 1)   (Class 1)   (Class 1)   (Class 1)
                                               ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
          IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
          Units sold                                   0              0             0            0           0           0
          Units redeemed                               0              0             0            0           0           0
          Units transferred                            0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0            0           0           0
Beginning units                                        0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Ending units                                           0              0             0            0           0           0
                                               ============================================================================
Contracts With Total Expenses of 1.72%:
          Units sold                              22,836          2,678             0            0           0           0
          Units redeemed                             (28)           (17)            0            0           0           0
          Units transferred                          959          1,535             0            0           0           0
                                               ----------------------------------------------------------------------------
Increase (decrease) in units outstanding          23,767          4,196             0            0           0           0
Beginning units                                        0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Ending units                                      23,767          4,196             0            0           0           0
                                               ============================================================================
Contracts With Total Expenses of 1.77% (F)
          Units sold                               7,361          1,936         1,321        6,949       8,769       8,895
          Units redeemed                              (2)             0        (2,368)     (27,022)     (8,631)    (92,047)
          Units transferred                          434          1,172        (2,326)     (17,269)     23,009    (200,459)
                                               ----------------------------------------------------------------------------
Increase (decrease) in units outstanding           7,793          3,108        (3,373)     (37,342)     23,147    (283,611)
Beginning units                                        0              0       165,723      424,109     178,390     554,085
                                               ----------------------------------------------------------------------------
Ending units                                       7,793          3,108       162,350      386,767     201,537     270,474
                                               ============================================================================
Contracts With Total Expenses of 1.77% (B)
          Units sold                                   0              0             0          225         652         335
          Units redeemed                               0              0          (745)      (2,314)     (1,723)       (277)
          Units transferred                            0              0         2,655       78,744      16,208      60,076
                                               ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0              0         1,910       76,655      15,137      60,134
Beginning units                                        0              0        17,803       36,365      10,929      16,442
                                               ----------------------------------------------------------------------------
Ending units                                           0              0        19,713      113,020      26,066      76,576
                                               ============================================================================
Contracts With Total Expenses of 1.77% (G)
          Units sold                                   0              0             0            0           0           0
          Units redeemed                               0              0             0            0           0           0
          Units transferred                            0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0            0           0           0
Beginning units                                        0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Ending units                                           0              0             0            0           0           0
                                               ============================================================================
Contracts With Total Expenses of 1.80%:
          Units sold                                   0              0             0            0           0           0
          Units redeemed                               0              0             0            0           0           0
          Units transferred                            0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0            0           0           0
Beginning units                                        0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Ending units                                           0              0             0            0           0           0
                                               ============================================================================
Contracts With Total Expenses of 1.95%:
          Units sold                                   0              0             0            0           0           0
          Units redeemed                               0              0             0            0           0           0
          Units transferred                            0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0            0           0           0
Beginning units                                        0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Ending units                                           0              0             0            0           0           0
                                               ============================================================================
Contracts With Total Expenses of 1.97%:
          Units sold                               4,160            206             0            0           0           0
          Units redeemed                               0              0             0            0           0           0
          Units transferred                           19              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Increase (decrease) in units outstanding           4,179            206             0            0           0           0
Beginning units                                        0              0             0            0           0           0
                                               ----------------------------------------------------------------------------
Ending units                                       4,179            206             0            0           0           0
                                               ============================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

      For the year ended December 31, 2002.


                                                              Davis                                   Federated
                                               Corporate     Venture      "Dogs" of     Emerging      American       Global
                                                 Bond         Value      Wall Street     Markets       Leaders        Bond
                                               Portfolio    Portfolio      Portfolio    Portfolio     Portfolio     Portfolio
                                               (Class 1)    (Class 1)     (Class 1)     (Class 1)     (Class 1)     (Class 1)
                                              -------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0             0            0             0             0             0
      Units redeemed                                   0             0            0             0             0             0
      Units transferred                                0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0             0             0
Beginning units                                        0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Ending units                                           0             0            0             0             0             0
                                              ===============================================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                       0             0            0             0             0             0
      Units redeemed                                   0             0            0             0             0             0
      Units transferred                                0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0             0             0
Beginning units                                        0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Ending units                                           0             0            0             0             0             0
                                              ===============================================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                                 102,550       536,286       83,441        66,904       112,512        34,881
      Units redeemed                          (1,800,712)   (7,342,390)  (1,091,871)   (1,090,015)   (1,363,810)     (861,745)
      Units transferred                          362,318    (6,668,034)   1,076,293       514,472       301,167      (394,925)
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding      (1,335,844)  (13,474,138)      67,863      (508,639)     (950,131)   (1,221,789)
Beginning units                               15,249,951    80,136,878    9,795,125    10,024,402    13,455,917     7,746,540
                                              -------------------------------------------------------------------------------
Ending units                                  13,914,107    66,662,740    9,862,988     9,515,763    12,505,786     6,524,751
                                              ===============================================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                       0        96,467            0         2,636             0         1,088
      Units redeemed                                   0       (12,162)           0          (743)            0        (1,015)
      Units transferred                                0       205,649            0         7,018             0        11,633
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0       289,954            0         8,911             0        11,706
Beginning units                                        0       107,453            0         6,339             0        19,180
                                              -------------------------------------------------------------------------------
Ending units                                           0       397,407            0        15,250             0        30,886
                                              ===============================================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                       0             0            0             0             0             0
      Units redeemed                                   0             0            0             0             0             0
      Units transferred                                0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0             0             0
Beginning units                                        0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Ending units                                           0             0            0             0             0             0
                                              ===============================================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                       0             0            0             0             0             0
      Units redeemed                                   0             0            0             0             0             0
      Units transferred                                0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0             0             0
Beginning units                                        0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Ending units                                           0             0            0             0             0             0
                                              ===============================================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                       0             0            0             0             0             0
      Units redeemed                                   0             0            0             0             0             0
      Units transferred                                0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0             0             0
Beginning units                                        0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Ending units                                           0             0            0             0             0             0
                                              ===============================================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                       0             0            0             0             0             0
      Units redeemed                                   0             0            0             0             0             0
      Units transferred                                0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0             0             0
Beginning units                                        0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Ending units                                           0             0            0             0             0             0
                                              ===============================================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                       0             0            0             0             0             0
      Units redeemed                                   0             0            0             0             0             0
      Units transferred                                0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0             0             0
Beginning units                                        0             0            0             0             0             0
                                              -------------------------------------------------------------------------------
Ending units                                           0             0            0             0             0             0
                                              ===============================================================================


                                                               Goldman                                               International
                                                  Global        Sachs      Growth-         Growth       High-Yield    Diversified
                                                 Equities      Research    Income      Opportunities       Bond         Equities
                                                Portfolio     Portfolio   Portfolio      Portfolio       Portfolio     Portfolio
                                                (Class 1)     (Class 1)   (Class 1)      (Class 1)       (Class 1)     (Class 1)
                                              ------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0            0             0             0               0             0
      Units redeemed                                   0            0             0             0               0             0
      Units transferred                                0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0               0             0
Beginning units                                        0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Ending units                                           0            0             0             0               0             0
                                              =================================================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                       0            0             0             0               0             0
      Units redeemed                                   0            0             0             0               0             0
      Units transferred                                0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0               0             0
Beginning units                                        0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Ending units                                           0            0             0             0               0             0
                                              =================================================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                                 133,870       48,872       295,361        73,241         123,222       135,072
      Units redeemed                          (1,940,587)    (305,919)   (4,362,986)     (427,764)     (2,123,280)   (1,854,887)
      Units transferred                       (3,274,724)   1,191,490    (5,553,673)   (1,510,044)      1,117,056    (1,592,320)
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding      (5,081,441)     934,443    (9,621,298)   (1,864,567)       (883,002)   (3,312,135)
Beginning units                               21,121,888    3,613,302    45,248,394     5,374,594      17,246,678    21,035,373
                                              ---------------------------------------------------------------------------------
Ending units                                  16,040,447    4,547,745    35,627,096     3,510,027      16,363,676    17,723,238
                                              =================================================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                     544            0        74,268             0               0             0
      Units redeemed                              (1,253)           0       (14,876)            0               0             0
      Units transferred                            4,180            0       117,424             0               0             0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding           3,471            0       176,816             0               0             0
Beginning units                                    9,881            0       153,305             0               0             0
                                              ---------------------------------------------------------------------------------
Ending units                                      13,352            0       330,121             0               0             0
                                              =================================================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                       0            0             0             0               0             0
      Units redeemed                                   0            0             0             0               0             0
      Units transferred                                0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0               0             0
Beginning units                                        0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Ending units                                           0            0             0             0               0             0
                                              =================================================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                       0            0             0             0               0             0
      Units redeemed                                   0            0             0             0               0             0
      Units transferred                                0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0               0             0
Beginning units                                        0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Ending units                                           0            0             0             0               0             0
                                              =================================================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                       0            0             0             0               0             0
      Units redeemed                                   0            0             0             0               0             0
      Units transferred                                0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0               0             0
Beginning units                                        0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Ending units                                           0            0             0             0               0             0
                                              =================================================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                       0            0             0             0               0             0
      Units redeemed                                   0            0             0             0               0             0
      Units transferred                                0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0               0             0
Beginning units                                        0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Ending units                                           0            0             0             0               0             0
                                              =================================================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                       0            0             0             0               0             0
      Units redeemed                                   0            0             0             0               0             0
      Units transferred                                0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0               0             0
Beginning units                                        0            0             0             0               0             0
                                              ---------------------------------------------------------------------------------
Ending units                                           0            0             0             0               0             0
                                              =================================================================================

                                                                               MFS
                                              International                Massachusetts       MFS
                                                 Growth        Marsico       Investors       Mid-Cap
                                                & Income        Growth         Trust         Growth
                                                Portfolio     Portfolio      Portfolio      Portfolio
                                                (Class 1)     (Class 1)      (Class 1)      (Class 1)
                                              --------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0              0             0               0
      Units redeemed                                   0              0             0               0
      Units transferred                                0              0             0               0
                                              -------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0               0
Beginning units                                        0              0             0               0
                                              -------------------------------------------------------
Ending units                                           0              0             0               0
                                              =======================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                       0              0             0               0
      Units redeemed                                   0              0             0               0
      Units transferred                                0              0             0               0
                                              -------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0               0
Beginning units                                        0              0             0               0
                                              -------------------------------------------------------
Ending units                                           0              0             0               0
                                              =======================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                                 149,261         50,043       120,567         229,266
      Units redeemed                          (1,961,563)      (393,363)   (1,513,556)     (1,742,311)
      Units transferred                         (991,976)     4,844,252      (944,795)     (3,758,396)
                                              -------------------------------------------------------
Increase (decrease) in units outstanding      (2,804,278)     4,500,932    (2,337,784)     (5,271,441)
Beginning units                               21,901,670      1,236,562    15,418,629      20,250,879
                                              -------------------------------------------------------
Ending units                                  19,097,392      5,737,494    13,080,845      14,979,438
                                              =======================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                   5,247              0        13,617          38,344
      Units redeemed                                (826)             0        (5,014)         (5,144)
      Units transferred                           14,946              0        20,652         104,688
                                              -------------------------------------------------------
Increase (decrease) in units outstanding          19,367              0        29,255         137,888
Beginning units                                   10,359              0         5,717          28,358
                                              -------------------------------------------------------
Ending units                                      29,726              0        34,972         166,246
                                              =======================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                       0              0             0               0
      Units redeemed                                   0              0             0               0
      Units transferred                                0              0             0               0
                                              -------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0               0
Beginning units                                        0              0             0               0
                                              -------------------------------------------------------
Ending units                                           0              0             0               0
                                              =======================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                       0              0             0               0
      Units redeemed                                   0              0             0               0
      Units transferred                                0              0             0               0
                                              -------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0               0
Beginning units                                        0              0             0               0
                                              -------------------------------------------------------
Ending units                                           0              0             0               0
                                              =======================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                       0              0             0               0
      Units redeemed                                   0              0             0               0
      Units transferred                                0              0             0               0
                                              -------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0               0
Beginning units                                        0              0             0               0
                                              -------------------------------------------------------
Ending units                                           0              0             0               0
                                              =======================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                       0              0             0               0
      Units redeemed                                   0              0             0               0
      Units transferred                                0              0             0               0
                                              -------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0               0
Beginning units                                        0              0             0               0
                                              -------------------------------------------------------
Ending units                                           0              0             0               0
                                              =======================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                       0              0             0               0
      Units redeemed                                   0              0             0               0
      Units transferred                                0              0             0               0
                                              -------------------------------------------------------
Increase (decrease) in units outstanding               0              0             0               0
Beginning units                                        0              0             0               0
                                              -------------------------------------------------------
Ending units                                           0              0             0               0
                                              =======================================================

                                                                     Putnam
                                                   MFS               Growth                 Real
                                              Total Return           Voyager               Estate
                                                Portfolio          Portfolio              Portfolio
                                                (Class 1)           (Class 1)             (Class 1)
                                              -----------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0                    0                    0
      Units redeemed                                   0                    0                    0
      Units transferred                                0                    0                    0
                                              ----------------------------------------------------
Increase (decrease) in units outstanding               0                    0                    0
Beginning units                                        0                    0                    0
                                              ----------------------------------------------------
Ending units                                           0                    0                    0
                                              ====================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                       0                    0                    0
      Units redeemed                                   0                    0                    0
      Units transferred                                0                    0                    0
                                              ----------------------------------------------------
Increase (decrease) in units outstanding               0                    0                    0
Beginning units                                        0                    0                    0
                                              ----------------------------------------------------
Ending units                                           0                    0                    0
                                              ====================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                                 305,603              139,495               59,188
      Units redeemed                          (2,036,717)          (1,928,467)            (851,665)
      Units transferred                        5,765,459           (3,666,588)           1,340,485
                                              ----------------------------------------------------
Increase (decrease) in units outstanding       4,034,345           (5,455,560)             548,008
Beginning units                               19,114,098           22,652,472            7,126,003
                                              ----------------------------------------------------
Ending units                                  23,148,443           17,196,912            7,674,011
                                              ====================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                  48,545                7,774                    0
      Units redeemed                             (11,288)              (2,624)                   0
      Units transferred                          146,408                8,249                    0
                                              ----------------------------------------------------
Increase (decrease) in units outstanding         183,665               13,399                    0
Beginning units                                   83,240               52,550                    0
                                              ----------------------------------------------------
Ending units                                     266,905               65,949                    0
                                              ====================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                       0                    0                    0
      Units redeemed                                   0                    0                    0
      Units transferred                                0                    0                    0
                                              ----------------------------------------------------
Increase (decrease) in units outstanding               0                    0                    0
Beginning units                                        0                    0                    0
                                              ----------------------------------------------------
Ending units                                           0                    0                    0
                                              ====================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                       0                    0                    0
      Units redeemed                                   0                    0                    0
      Units transferred                                0                    0                    0
                                              ----------------------------------------------------
Increase (decrease) in units outstanding               0                    0                    0
Beginning units                                        0                    0                    0
                                              ----------------------------------------------------
Ending units                                           0                    0                    0
                                              ====================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                       0                    0                    0
      Units redeemed                                   0                    0                    0
      Units transferred                                0                    0                    0
                                              ----------------------------------------------------
Increase (decrease) in units outstanding               0                    0                    0
Beginning units                                        0                    0                    0
                                              ----------------------------------------------------
Ending units                                           0                    0                    0
                                              ====================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                       0                    0                    0
      Units redeemed                                   0                    0                    0
      Units transferred                                0                    0                    0
                                              ----------------------------------------------------
Increase (decrease) in units outstanding               0                    0                    0
Beginning units                                        0                    0                    0
                                              ----------------------------------------------------
Ending units                                           0                    0                    0
                                              ====================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                       0                    0                    0
      Units redeemed                                   0                    0                    0
      Units transferred                                0                    0                    0
                                              ----------------------------------------------------
Increase (decrease) in units outstanding               0                    0                    0
Beginning units                                        0                    0                    0
                                              ----------------------------------------------------
Ending units                                           0                    0                    0
                                              ====================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS


5. CHANGES IN UNITS OUTSTANDING (continued)

      For the year ended December 31, 2002.


                                                             Davis                               Federated
                                               Corporate    Venture     "Dogs" of    Emerging     American      Global     Global
                                                  Bond       Value     Wall Street    Markets      Leaders       Bond     Equities
                                               Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio   Portfolio
                                               (Class 1)   (Class 1)    (Class 1)    (Class 1)    (Class 1)   (Class 1)   (Class 1)
                                               ------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                     0           0            0            0            0           0           0
      Units redeemed                                 0           0            0            0            0           0           0
      Units transferred                              0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0            0           0           0
Beginning units                                      0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Ending units                                         0           0            0            0            0           0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.72%:
      Units sold                                     0           0            0            0            0           0           0
      Units redeemed                                 0           0            0            0            0           0           0
      Units transferred                              0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0            0           0           0
Beginning units                                      0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Ending units                                         0           0            0            0            0           0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.77% (F):
      Units sold                                18,381      18,585        1,516          558        5,876          77       1,773
      Units redeemed                            (9,237)    (73,998)      (2,270)      (1,569)      (7,699)     (4,933)     (4,419)
      Units transferred                         51,770      17,221      100,003       27,515       14,580     (11,998)     14,136
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding        60,914     (38,192)      99,249       26,504       12,757     (16,854)     11,490
Beginning units                                249,861     933,871      132,744       84,736      148,736     139,008      85,889
                                               ----------------------------------------------------------------------------------
Ending units                                   310,775     895,679      231,993      111,240      161,493     122,154      97,379
                                               ==================================================================================
Contracts With Total Expenses of 1.77% (B):
      Units sold                                     0       3,161            0           68            0      14,438           0
      Units redeemed                                 0     (11,621)           0            0            0        (852)        (75)
      Units transferred                              0     136,441            0        2,113            0      16,887      56,674
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0     127,981            0        2,181            0      30,473      56,599
Beginning units                                      0      73,935            0        2,406            0       8,183       1,381
                                               ----------------------------------------------------------------------------------
Ending units                                         0     201,916            0        4,587            0      38,656      57,980
                                               ==================================================================================
Contracts With Total Expenses of 1.77% (G):
      Units sold                                     0           0            0            0            0           0           0
      Units redeemed                                 0           0            0            0            0           0           0
      Units transferred                              0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0            0           0           0
Beginning units                                      0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Ending units                                         0           0            0            0            0           0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                     0           0            0            0            0           0           0
      Units redeemed                                 0           0            0            0            0           0           0
      Units transferred                              0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0            0           0           0
Beginning units                                      0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Ending units                                         0           0            0            0            0           0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                     0           0            0            0            0           0           0
      Units redeemed                                 0           0            0            0            0           0           0
      Units transferred                              0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0            0           0           0
Beginning units                                      0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Ending units                                         0           0            0            0            0           0           0
                                               ==================================================================================
Contracts With Total Expenses of 1.97%:
      Units sold                                     0           0            0            0            0           0           0
      Units redeemed                                 0           0            0            0            0           0           0
      Units transferred                              0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0            0            0            0           0           0
Beginning units                                      0           0            0            0            0           0           0
                                               ----------------------------------------------------------------------------------
Ending units                                         0           0            0            0            0           0           0
                                               ==================================================================================


                                                Goldman                                              International   International
                                                 Sachs      Growth-        Growth       High-Yield    Diversified       Growth
                                               Research     Income     Opportunities       Bond         Equities       & Income
                                               Portfolio   Portfolio     Portfolio       Portfolio     Portfolio       Portfolio
                                               (Class 1)   (Class 1)     (Class 1)       (Class 1)     (Class 1)       (Class 1)
                                               -----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                     0           0             0               0             0               0
      Units redeemed                                 0           0             0               0             0               0
      Units transferred                              0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0             0               0             0               0
Beginning units                                      0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Ending units                                         0           0             0               0             0               0
                                               ===============================================================================
Contracts With Total Expenses of 1.72%:
      Units sold                                     0           0             0               0             0               0
      Units redeemed                                 0           0             0               0             0               0
      Units transferred                              0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0             0               0             0               0
Beginning units                                      0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Ending units                                         0           0             0               0             0               0
                                               ===============================================================================
Contracts With Total Expenses of 1.77% (F):
      Units sold                                 3,870       4,074         1,091           1,544         2,699           3,010
      Units redeemed                            (3,913)    (11,512)       (3,846)         (6,753)       (1,212)        (21,557)
      Units transferred                        (25,622)     22,495        37,774          71,027        14,424          18,843
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding       (25,665)     15,057        35,019          65,818        15,911             296
Beginning units                                227,904     345,030       150,318         211,929       145,800         344,784
                                               -------------------------------------------------------------------------------
Ending units                                   202,239     360,087       185,337         277,747       161,711         345,080
                                               ===============================================================================
Contracts With Total Expenses of 1.77% (B):
      Units sold                                     0           0             0               0             0               0
      Units redeemed                                 0      (2,265)            0               0             0               0
      Units transferred                              0      42,206             0               0             0           2,140
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0      39,941             0               0             0           2,140
Beginning units                                      0      41,569             0               0             0           5,285
                                               -------------------------------------------------------------------------------
Ending units                                         0      81,510             0               0             0           7,425
                                               ===============================================================================
Contracts With Total Expenses of 1.77% (G):
      Units sold                                     0           0             0               0             0               0
      Units redeemed                                 0           0             0               0             0               0
      Units transferred                              0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0             0               0             0               0
Beginning units                                      0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Ending units                                         0           0             0               0             0               0
                                               ===============================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                     0           0             0               0             0               0
      Units redeemed                                 0           0             0               0             0               0
      Units transferred                              0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0             0               0             0               0
Beginning units                                      0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Ending units                                         0           0             0               0             0               0
                                               ===============================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                     0           0             0               0             0               0
      Units redeemed                                 0           0             0               0             0               0
      Units transferred                              0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0             0               0             0               0
Beginning units                                      0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Ending units                                         0           0             0               0             0               0
                                               ===============================================================================
Contracts With Total Expenses of 1.97%:
      Units sold                                     0           0             0               0             0               0
      Units redeemed                                 0           0             0               0             0               0
      Units transferred                              0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0           0             0               0             0               0
Beginning units                                      0           0             0               0             0               0
                                               -------------------------------------------------------------------------------
Ending units                                         0           0             0               0             0               0
                                               ===============================================================================

                                                               MFS
                                                           Massachusetts      MFS                      Putnam
                                                Marsico      Investors      Mid-Cap         MFS        Growth       Real
                                                Growth         Trust        Growth     Total Return    Voyager     Estate
                                               Portfolio     Portfolio     Portfolio     Portfolio    Portfolio   Portfolio
                                               (Class 1)     (Class 1)     (Class 1)     (Class 1)    (Class 1)   (Class 1)
                                               ---------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                     0             0             0             0            0           0
      Units redeemed                                 0             0             0             0            0           0
      Units transferred                              0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                               ==========================================================================
Contracts With Total Expenses of 1.72%:
      Units sold                                     0             0             0             0            0           0
      Units redeemed                                 0             0             0             0            0           0
      Units transferred                              0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                               ==========================================================================
Contracts With Total Expenses of 1.77% (F):
      Units sold                                   824         6,064         6,189        17,037        2,739         851
      Units redeemed                           (29,908)      (10,696)      (23,036)      (40,995)      (4,971)     (1,970)
      Units transferred                        122,102        (7,294)       23,513       139,570        5,559      37,187
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding        93,018       (11,926)        6,666       115,612        3,327      36,068
Beginning units                                277,115       255,263       642,519       673,743      133,955      46,928
                                               --------------------------------------------------------------------------
Ending units                                   370,133       243,337       649,185       789,355      137,282      82,996
                                               ==========================================================================
Contracts With Total Expenses of 1.77% (B):
      Units sold                                     0             0         5,598         1,971        1,868           0
      Units redeemed                                 0            (2)       (7,431)       (3,262)      (2,367)          0
      Units transferred                              0         7,543        32,869        43,717       34,537           0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0         7,541        31,036        42,426       34,038           0
Beginning units                                      0        14,555        41,456        42,186       12,456           0
                                               --------------------------------------------------------------------------
Ending units                                         0        22,096        72,492        84,612       46,494           0
                                               ==========================================================================
Contracts With Total Expenses of 1.77% (G):
      Units sold                                     0             0             0             0            0           0
      Units redeemed                                 0             0             0             0            0           0
      Units transferred                              0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                               ==========================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                     0             0             0             0            0           0
      Units redeemed                                 0             0             0             0            0           0
      Units transferred                              0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                               ==========================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                     0             0             0             0            0           0
      Units redeemed                                 0             0             0             0            0           0
      Units transferred                              0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                               ==========================================================================
Contracts With Total Expenses of 1.97%:
      Units sold                                     0             0             0             0            0           0
      Units redeemed                                 0             0             0             0            0           0
      Units transferred                              0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0             0             0            0           0
Beginning units                                      0             0             0             0            0           0
                                               --------------------------------------------------------------------------
Ending units                                         0             0             0             0            0           0
                                               ==========================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

      For the year ended December 31, 2002.


                                             SunAmerica                 Telecom     Worldwide    Aggressive    Alliance   Blue Chip
                                              Balanced    Technology    Utility    High Income     Growth       Growth      Growth
                                              Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                              (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 2)    (Class 2)   (Class 2)
                                             --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                      0            0           0            0            0            0           0
      Units redeemed                                  0            0           0            0            0            0           0
      Units transferred                               0            0           0            0            0            0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0            0           0
Beginning units                                       0            0           0            0            0            0           0
                                             --------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0            0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                      0            0           0            0            0        1,764           0
      Units redeemed                                  0            0           0            0            0          (35)          0
      Units transferred                               0            0           0            0            0        4,683           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0        6,412           0
Beginning units                                       0            0           0            0            0          735           0
                                             --------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0        7,147           0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                                158,650      218,456      21,792       26,431      170,537      460,050     476,244
      Units redeemed                         (1,906,726)    (801,962)   (620,585)    (596,207)     (13,517)     (38,229)    (26,014)
      Units transferred                      (3,555,498)    (371,775)   (243,765)    (349,264)     216,784      490,012     378,786
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding     (5,303,574)    (955,281)   (842,558)    (919,040)     373,804      911,833     829,016
Beginning units                              22,239,564   10,442,256   6,013,380    5,564,819       98,789      298,653     181,743
                                             --------------------------------------------------------------------------------------
Ending units                                 16,935,990    9,486,975   5,170,822    4,645,779      472,593    1,210,486   1,010,759
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                  1,949            0           0            0            0            0           0
      Units redeemed                            (27,553)           0           0            0            0            0           0
      Units transferred                          13,597            0           0            0            0            0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        (12,007)           0           0            0            0            0           0
Beginning units                                  93,358            0           0            0            0            0           0
                                             --------------------------------------------------------------------------------------
Ending units                                     81,351            0           0            0            0            0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                      0            0           0            0       12,656       34,287      27,114
      Units redeemed                                  0            0           0            0            0          (62)       (807
      Units transferred                               0            0           0            0          628        5,435      21,462
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0       13,284       39,660      47,769
Beginning units                                       0            0           0            0            1        1,372           1
                                             --------------------------------------------------------------------------------------
Ending units                                          0            0           0            0       13,285       41,032      47,770
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                      0            0           0            0            0            0           0
      Units redeemed                                  0            0           0            0            0            0           0
      Units transferred                               0            0           0            0            0            0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0            0           0
Beginning units                                       0            0           0            0            0            0           0
                                             --------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0            0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                      0            0           0            0            0            0           0
      Units redeemed                                  0            0           0            0            0            0           0
      Units transferred                               0            0           0            0            0            0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0            0           0
Beginning units                                       0            0           0            0            0            0           0
                                             --------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0            0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                      0            0           0            0            0           82           0
      Units redeemed                                  0            0           0            0            0         (299)          0
      Units transferred                               0            0           0            0            0        2,283           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0        2,066           0
Beginning units                                       0            0           0            0            0        9,054           0
                                             --------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0       11,120           0
                                             ======================================================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                      0            0           0            0            0        2,731           0
      Units redeemed                                  0            0           0            0            0           (8)          0
      Units transferred                               0            0           0            0            0        4,672           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0        7,395           0
Beginning units                                       0            0           0            0            0           29           0
                                             --------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0        7,424           0
                                             ======================================================================================

                                                                                                                 Federated
                                                 Cash       Corporate      Davis         "Dogs" of    Emerging   American
                                               Management     Bond      Venture Value   Wall Street    Markets    Leaders
                                               Portfolio    Portfolio     Portfolio      Portfolio    Portfolio  Portfolio
                                               (Class 2)    (Class 2)     (Class 2)      (Class 2)    (Class 2)  (Class 2)
                                               ---------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0            0             0             0            0          0
      Units redeemed                                   0            0             0             0            0          0
      Units transferred                                0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0            0          0
Beginning units                                        0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Ending units                                           0            0             0             0            0          0
                                               ==========================================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                       0            0           985             0            0          0
      Units redeemed                                   0            0          (865)            0            0          0
      Units transferred                                0            0        26,026             0            0          0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0        26,146             0            0          0
Beginning units                                        0            0         2,529             0            0          0
                                               --------------------------------------------------------------------------
Ending units                                           0            0        28,675             0            0          0
                                               ==========================================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                               1,907,404      533,626     1,003,120       252,314      199,360    270,686
      Units redeemed                            (391,227)     (52,242)      (83,626)      (30,671)     (17,896)   (21,009)
      Units transferred                          265,111      761,608     1,297,061       304,547      137,589    312,000
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding       1,781,288    1,242,992     2,216,555       526,190      319,053    561,677
Beginning units                                  560,088      284,019       526,487       113,970       36,816    152,283
                                               --------------------------------------------------------------------------
Ending units                                   2,341,376    1,527,011     2,743,042       640,160      355,869    713,960
                                               ==========================================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                       0            0             0             0            0          0
      Units redeemed                                   0            0             0             0            0          0
      Units transferred                                0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0            0          0
Beginning units                                        0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Ending units                                           0            0             0             0            0          0
                                               ==========================================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                 134,527       68,055        70,045        21,058        8,235     35,020
      Units redeemed                                (835)        (339)       (2,529)         (107)         (70)      (435)
      Units transferred                           37,190       19,312        32,670         4,867       10,061      8,765
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding         170,882       87,028       100,186        25,818       18,226     43,350
Beginning units                                    7,142        8,147         3,140           528            1      4,275
                                               --------------------------------------------------------------------------
Ending units                                     178,024       95,175       103,326        26,346       18,227     47,625
                                               ==========================================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                       0            0             0             0            0          0
      Units redeemed                                   0            0             0             0            0          0
      Units transferred                                0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0            0          0
Beginning units                                        0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Ending units                                           0            0             0             0            0          0
                                               ==========================================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                       0            0             0             0            0          0
      Units redeemed                                   0            0             0             0            0          0
      Units transferred                                0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0            0          0
Beginning units                                        0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Ending units                                           0            0             0             0            0          0
                                               ==========================================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                       0            0           216             0            0          0
      Units redeemed                                   0            0           (29)            0            0          0
      Units transferred                                0            0         4,271             0            0          0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0         4,458             0            0          0
Beginning units                                        0            0         1,020             0            0          0
                                               --------------------------------------------------------------------------
Ending units                                           0            0         5,478             0            0          0
                                               ==========================================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                       0            0             0             0            0          0
      Units redeemed                                   0            0             0             0            0          0
      Units transferred                                0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0            0          0
Beginning units                                        0            0             0             0            0          0
                                               --------------------------------------------------------------------------
Ending units                                           0            0             0             0            0          0
                                               ==========================================================================

                                                                                       Goldman
                                                  Foreign       Global      Global       Sachs        Growth-        Growth
                                                   Value         Bond      Equities    Research       Income     Opportunities
                                                 Portfolio     Portfolio   Portfolio   Portfolio     Portfolio     Portfolio
                                               (Class 2) (2)   (Class 2)   (Class 2)   (Class 2)     (Class 2)     (Class 2)
                                               -------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0             0           0           0             0               0
      Units redeemed                                   0             0           0           0             0               0
      Units transferred                                0             0           0           0             0               0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0           0           0             0               0
Beginning units                                        0             0           0           0             0               0
                                               -----------------------------------------------------------------------------
Ending units                                           0             0           0           0             0               0
                                               =============================================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                       0             0       3,186           0             0               0
      Units redeemed                                   0             0         (31)          0             0               0
      Units transferred                                0             0       5,211           0             0               0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0       8,366           0             0               0
Beginning units                                        0             0       1,341           0             0               0
                                               -----------------------------------------------------------------------------
Ending units                                           0             0       9,707           0             0               0
                                               =============================================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                                 122,628       130,769     151,790     153,992       330,417         276,597
      Units redeemed                                 (19)      (16,530)    (13,630)    (20,267)      (33,370)        (24,700
      Units transferred                           45,748       221,656     241,183     195,006       538,189         274,017
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding         168,357       335,895     379,343     328,731       835,236         525,914
Beginning units                                        0        61,077      76,182     137,616       243,813          87,559
                                               -----------------------------------------------------------------------------
Ending units                                     168,357       396,972     455,525     466,347     1,079,049         613,473
                                               =============================================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                       0             0           0           0             0               0
      Units redeemed                                   0             0           0           0             0               0
      Units transferred                                0             0           0           0             0               0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0           0           0             0               0
Beginning units                                        0             0           0           0             0               0
                                               -----------------------------------------------------------------------------
Ending units                                           0             0           0           0             0               0
                                               =============================================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                  18,242        20,598      29,386      15,393        35,432          11,394
      Units redeemed                                  (1)         (194)        (44)          0           (68)           (618)
      Units transferred                            1,174         1,352         723       6,207         8,159           5,438
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding          19,415        21,756      30,065      21,600        43,523          16,214
Beginning units                                        0         2,885           1      11,942             1               2
                                               -----------------------------------------------------------------------------
Ending units                                      19,415        24,641      30,066      33,542        43,524          16,216
                                               =============================================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                       0             0           0           0             0               0
      Units redeemed                                   0             0           0           0             0               0
      Units transferred                                0             0           0           0             0               0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0           0           0             0               0
Beginning units                                        0             0           0           0             0               0
                                               -----------------------------------------------------------------------------
Ending units                                           0             0           0           0             0               0
                                               =============================================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                       0             0           0           0             0               0
      Units redeemed                                   0             0           0           0             0               0
      Units transferred                                0             0           0           0             0               0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0           0           0             0               0
Beginning units                                        0             0           0           0             0               0
                                               -----------------------------------------------------------------------------
Ending units                                           0             0           0           0             0               0
                                               =============================================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                       0             0         245           0             0               0
      Units redeemed                                   0             0         (12)          0             0               0
      Units transferred                                0             0         630           0             0               0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0         863           0             0               0
Beginning units                                        0             0         203           0             0               0
                                               -----------------------------------------------------------------------------
Ending units                                           0             0       1,066           0             0               0
                                               =============================================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                       0             0           0           0             0               0
      Units redeemed                                   0             0          (0)          0             0               0
      Units transferred                                0             0       1,987           0             0               0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0       1,987           0             0               0
Beginning units                                        0             0          15           0             0               0
                                               -----------------------------------------------------------------------------
Ending units                                           0             0       2,002           0             0               0
                                               =============================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5. CHANGES IN UNITS OUTSTANDING (continued)

      For the year ended December 31, 2002.

                                              SunAmerica                 Telecom     Worldwide    Aggressive    Alliance   Blue Chip
                                               Balanced    Technology    Utility    High Income     Growth       Growth      Growth
                                               Portfolio    Portfolio   Portfolio    Portfolio    Portfolio    Portfolio   Portfolio
                                               (Class 1)    (Class 1)   (Class 1)    (Class 1)    (Class 2)    (Class 2)   (Class 2)
                                              --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                      0            0           0            0            0          385           0
      Units redeemed                                  0            0           0            0            0            0           0
      Units transferred                               0            0           0            0            0        2,098           0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0        2,483           0
Beginning units                                       0            0           0            0            0        3,541           0
                                              -------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0        6,024           0
                                              =====================================================================================
Contracts With Total Expenses of 1.72%:
      Units sold                                      0            0           0            0       15,289       49,251      43,930
      Units redeemed                                  0            0           0            0         (399)        (857)       (328)
      Units transferred                               0            0           0            0       10,773       26,765      14,895
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0       25,663       75,159      58,497
Beginning units                                       0            0           0            0            1          375         427
                                              -------------------------------------------------------------------------------------
Ending units                                          0            0           0            0       25,664       75,534      58,924
                                              =====================================================================================
Contracts With Total Expenses of 1.77% (F):
      Units sold                                  4,545        2,976         374          178       43,698       71,739     116,189
      Units redeemed                             (7,094)     (14,130)     (1,341)      (1,990)      (7,207)     (12,542)    (15,789)
      Units transferred                           9,736      (28,078)      5,396      (13,401)      20,199      131,819     111,615
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          7,187      (39,232)      4,429      (15,213)      56,690      191,016     212,015
Beginning units                                 169,447      547,923      55,333       32,981       49,032      100,761      61,775
                                              -------------------------------------------------------------------------------------
Ending units                                    176,634      508,691      59,762       17,768      105,722      291,777     273,790
                                              =====================================================================================
Contracts With Total Expenses of 1.77% (B):
      Units sold                                      0            0           0            0            0            0           0
      Units redeemed                             (2,121)           0           0            0            0            0           0
      Units transferred                          24,978            0           0            0            0            0           0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         22,857            0           0            0            0            0           0
Beginning units                                  16,380            0           0            0            0            0           0
                                              -------------------------------------------------------------------------------------
Ending units                                     39,237            0           0            0            0            0           0
                                              =====================================================================================
Contracts With Total Expenses of 1.77% (G):
      Units sold                                      0            0           0            0            0            0           0
      Units redeemed                                  0            0           0            0            0            0           0
      Units transferred                               0            0           0            0            0            0           0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0            0           0
Beginning units                                       0            0           0            0            0            0           0
                                              -------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0            0           0
                                              =====================================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                      0            0           0            0            0          451           0
      Units redeemed                                  0            0           0            0            0         (277)          0
      Units transferred                               0            0           0            0            0        7,278           0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0        7,452           0
Beginning units                                       0            0           0            0            0        1,409           0
                                              -------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0        8,861           0
                                              =====================================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                      0            0           0            0            0          835           0
      Units redeemed                                  0            0           0            0            0            0           0
      Units transferred                               0            0           0            0            0        1,897           0
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0            0        2,732           0
Beginning units                                       0            0           0            0            0           21           0
                                              -------------------------------------------------------------------------------------
Ending units                                          0            0           0            0            0        2,753           0
                                              =====================================================================================
Contracts With Total Expenses of 1.97%:
      Units sold                                      0            0           0            0        3,225       15,864       5,856
      Units redeemed                                  0            0           0            0          (39)        (155)     (2,095)
      Units transferred                               0            0           0            0          349        4,765       2,933
                                              -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0            0        3,535       20,474       6,694
Beginning units                                       0            0           0            0            1            1           2
                                              -------------------------------------------------------------------------------------
Ending units                                          0            0           0            0        3,536       20,475       6,696
                                              =====================================================================================

                                                                                                                 Federated
                                                 Cash      Corporate       Davis        "Dogs" of     Emerging    American
                                              Management     Bond      Venture Value   Wall Street    Markets     Leaders
                                              Portfolio    Portfolio     Portfolio      Portfolio    Portfolio   Portfolio
                                              (Class 2)    (Class 2)     (Class 2)      (Class 2)    (Class 2)   (Class 2)
                                              ----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                     0            0             0              0            0           0
      Units redeemed                                 0            0             0              0            0           0
      Units transferred                              0            0             0              0            0           0
                                              ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0              0            0           0
Beginning units                                      0            0             0              0            0           0
                                              ---------------------------------------------------------------------------
Ending units                                         0            0             0              0            0           0
                                              ===========================================================================
Contracts With Total Expenses of 1.72%:
      Units sold                               116,573       77,204       138,067         22,635       12,617      23,550
      Units redeemed                           (15,892)      (2,961)       (5,550)           (65)         (86)       (776)
      Units transferred                         76,967       33,810        52,727         38,652        9,105      20,769
                                              ---------------------------------------------------------------------------
Increase (decrease) in units outstanding       177,648      108,053       185,244         61,222       21,636      43,543
Beginning units                                 28,806          789           867            144            2          69
                                              ---------------------------------------------------------------------------
Ending units                                   206,454      108,842       186,111         61,366       21,638      43,612
                                              ===========================================================================
Contracts With Total Expenses of 1.77% (F):
      Units sold                               353,430       88,415       232,048         78,462       28,810      53,941
      Units redeemed                           (33,277)     (13,728)      (41,978)        (6,110)      (5,922)    (12,963)
      Units transferred                        (25,506)     147,110       332,593        181,835       50,339     145,016
                                              ---------------------------------------------------------------------------
Increase (decrease) in units outstanding       294,647      221,797       522,663        254,187       73,227     185,994
Beginning units                                271,833      157,394       191,893         70,259       15,201      84,044
                                              ---------------------------------------------------------------------------
Ending units                                   566,480      379,191       714,556        324,446       88,428     270,038
                                              ===========================================================================
Contracts With Total Expenses of 1.77% (B):
      Units sold                                     0            0             0              0            0           0
      Units redeemed                                 0            0             0              0            0           0
      Units transferred                              0            0             0              0            0           0
                                              ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0              0            0           0
Beginning units                                      0            0             0              0            0           0
                                              ---------------------------------------------------------------------------
Ending units                                         0            0             0              0            0           0
                                              ===========================================================================
Contracts With Total Expenses of 1.77% (G):
      Units sold                                     0            0             0              0            0           0
      Units redeemed                                 0            0             0              0            0           0
      Units transferred                              0            0             0              0            0           0
                                              ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0              0            0           0
Beginning units                                      0            0             0              0            0           0
                                              ---------------------------------------------------------------------------
Ending units                                         0            0             0              0            0           0
                                              ===========================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                     0            0           524              0            0           0
      Units redeemed                                 0            0           (79)             0            0           0
      Units transferred                              0            0         7,335              0            0           0
                                              ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0         7,780              0            0           0
Beginning units                                      0            0         2,600              0            0           0
                                              ---------------------------------------------------------------------------
Ending units                                         0            0        10,380              0            0           0
                                              ===========================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                     0            0             0              0            0           0
      Units redeemed                                 0            0             0              0            0           0
      Units transferred                              0            0             0              0            0           0
                                              ---------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0             0              0            0           0
Beginning units                                      0            0             0              0            0           0
                                              ---------------------------------------------------------------------------
Ending units                                         0            0             0              0            0           0
                                              ===========================================================================
Contracts With Total Expenses of 1.97%:
      Units sold                                39,995       21,394        35,400         11,576       13,946      10,389
      Units redeemed                            (1,029)      (1,084)       (1,089)          (592)          (1)        (59)
      Units transferred                          7,875       20,856        15,913         10,490        7,893       4,482
                                              ---------------------------------------------------------------------------
Increase (decrease) in units outstanding        46,841       41,166        50,224         21,474       21,838      14,812
Beginning units                                  3,386            1           351              1            2         599
                                              ---------------------------------------------------------------------------
Ending units                                    50,227       41,167        50,575         21,475       21,840      15,411
                                              ===========================================================================

                                                                                       Goldman
                                                 Foreign       Global      Global       Sachs      Growth-       Growth
                                                  Value         Bond      Equities    Research     Income     Opportunities
                                                Portfolio     Portfolio   Portfolio   Portfolio   Portfolio     Portfolio
                                              (Class 2) (2)   (Class 2)   (Class 2)   (Class 2)   (Class 2)     (Class 2)
                                              -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
      Units sold                                     0              0           0           0           0              0
      Units redeemed                                 0              0          (1)          0           0              0
      Units transferred                              0              0           0           0           0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0          (1)          0           0              0
Beginning units                                      0              0           1           0           0              0
                                              --------------------------------------------------------------------------
Ending units                                         0              0           0           0           0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.72%:
      Units sold                                22,801         26,587      19,515      37,991      77,933         20,700
      Units redeemed                               (50)          (423)       (278)        (82)     (3,548)          (132
      Units transferred                          5,531         13,212      17,334       5,259      36,103         15,904
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding        28,282         39,376      36,571      43,168     110,488         36,472
Beginning units                                      0             89         103           1          52            239
                                              --------------------------------------------------------------------------
Ending units                                    28,282         39,465      36,674      43,169     110,540         36,711
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (F):
      Units sold                                21,035         26,473      28,968      45,251      75,794         33,095
      Units redeemed                                 0           (754)     (3,532)     (4,223)     (5,735)        (2,987)
      Units transferred                         15,872          8,817      71,980      37,847      92,163         93,518
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding        36,907         34,536      97,416      78,875     162,222        123,626
Beginning units                                      0         39,221      33,626      31,080      83,286         35,886
                                              --------------------------------------------------------------------------
Ending units                                    36,907         73,757     131,042     109,955     245,508        159,512
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (B):
      Units sold                                     0              0           0           0           0              0
      Units redeemed                                 0              0           0           0           0              0
      Units transferred                              0              0           0           0           0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0           0           0           0              0
Beginning units                                      0              0           0           0           0              0
                                              --------------------------------------------------------------------------
Ending units                                         0              0           0           0           0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.77% (G):
      Units sold                                     0              0           0           0           0              0
      Units redeemed                                 0              0           0           0           0              0
      Units transferred                              0              0           0           0           0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0           0           0           0              0
Beginning units                                      0              0           0           0           0              0
                                              --------------------------------------------------------------------------
Ending units                                         0              0           0           0           0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.80%:
      Units sold                                     0              0         736           0           0              0
      Units redeemed                                 0              0        (751)          0           0              0
      Units transferred                              0              0       3,168           0           0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0       3,153           0           0              0
Beginning units                                      0              0          19           0           0              0
                                              --------------------------------------------------------------------------
Ending units                                         0              0       3,172           0           0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.95%:
      Units sold                                     0              0         321           0           0              0
      Units redeemed                                 0              0           0           0           0              0
      Units transferred                              0              0         408           0           0              0
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0         729           0           0              0
Beginning units                                      0              0           1           0           0              0
                                              --------------------------------------------------------------------------
Ending units                                         0              0         730           0           0              0
                                              ==========================================================================
Contracts With Total Expenses of 1.97%:
      Units sold                                    15          3,734       4,429      12,708      18,919          7,612
      Units redeemed                                (1)             0         (60)     (3,109)       (848)          (254)
      Units transferred                              0          8,936       1,500       6,210       7,634            986
                                              --------------------------------------------------------------------------
Increase (decrease) in units outstanding            14         12,670       5,869      15,809      25,705          8,344
Beginning units                                      0              1           1           1         699              2
                                              --------------------------------------------------------------------------
Ending units                                        14         12,671       5,870      15,810      26,404          8,346
                                              ==========================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B) Offered in PolarisAmerica product.

(C) Offered in Polaris Choice Product.

(D) Offered in Diversified Strategies product.

(E) Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

    For the year ended December 31, 2002.

                                                                                                       MFS
                                                         International  International             Massachusetts     MFS
                                             High-Yield   Diversified      Growth       Marsico     Investors     Mid-Cap
                                                Bond       Equities       & Income      Growth        Trust       Growth
                                             Portfolio     Portfolio      Portfolio    Portfolio    Portfolio    Portfolio
                                              Class 2)     (Class 2)      (Class 2)    (Class 2)    (Class 2)    (Class 2)
                                             -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                      0              0              0          0              0          0
      Units redeemed                                  0              0              0          0              0          0
      Units transferred                               0              0              0          0              0          0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             -----------------------------------------------------------------------------
Ending units                                          0              0              0          0              0          0
                                             =============================================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                      0              0              0          0              0      3,072
      Units redeemed                                  0              0              0          0              0     (1,901)
      Units transferred                               0              0              0          0              0     29,829
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0              0          0              0     31,000
Beginning units                                       0              0              0          0              0      7,564
                                             -----------------------------------------------------------------------------
Ending units                                          0              0              0          0              0     38,564
                                             =============================================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                                338,889        209,089        368,647    675,967        308,429    811,895
      Units redeemed                            (32,193)        (9,305)       (25,609)   (56,704)       (21,173)   (53,187)
      Units transferred                         452,852        321,984        509,582  1,026,744        320,392    954,224
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding        759,548        521,768        852,620  1,646,007        607,648  1,712,932
Beginning units                                 125,636         66,087        160,492    221,877        125,214    402,181
                                             -----------------------------------------------------------------------------
Ending units                                    885,184        587,855      1,013,112  1,867,884        732,862  2,115,113
                                             =============================================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                      0              0              0          0              0          0
      Units redeemed                                  0              0              0          0              0          0
      Units transferred                               0              0              0          0              0          0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             -----------------------------------------------------------------------------
Ending units                                          0              0              0          0              0          0
                                             =============================================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                 39,760         27,160         36,103          0         10,637     99,083
      Units redeemed                               (391)          (161)          (430)         0           (357)    (1,171)
      Units transferred                          19,397          6,822         10,881          0          8,111     31,383
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding         58,766         33,821         46,554          0         18,391    129,295
Beginning units                                       1            703          8,558          0              1      3,308
                                             -----------------------------------------------------------------------------
Ending units                                     58,767         34,524         55,112          0         18,392    132,603
                                             =============================================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                      0              0              0          0              0          0
      Units redeemed                                  0              0              0          0              0          0
      Units transferred                               0              0              0          0              0          0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             -----------------------------------------------------------------------------
Ending units                                          0              0              0          0              0          0
                                             =============================================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                      0              0              0          0              0          0
      Units redeemed                                  0              0              0          0              0          0
      Units transferred                               0              0              0          0              0          0
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0              0          0              0          0
Beginning units                                       0              0              0          0              0          0
                                             -----------------------------------------------------------------------------
Ending units                                          0              0              0          0              0          0
                                             =============================================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                      0              0              0          0              0        662
      Units redeemed                                  0              0              0          0              0       (549)
      Units transferred                               0              0              0          0              0      9,355
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0              0          0              0      9,468
Beginning units                                       0              0              0          0              0      2,044
                                             -----------------------------------------------------------------------------
Ending units                                          0              0              0          0              0     11,512
                                             =============================================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                      0              0              0          0              0      4,694
      Units redeemed                                  0              0              0          0              0       (168)
      Units transferred                               0              0              0          0              0      3,108
                                             -----------------------------------------------------------------------------
Increase (decrease) in units outstanding              0              0              0          0              0      7,634
Beginning units                                       0              0              0          0              0         68
                                             -----------------------------------------------------------------------------
Ending units                                          0              0              0          0              0      7,702
                                             =============================================================================

                                                          Putnam
                                             MFS Total    Growth:     Real      Small & Mid   SunAmerica               Telecom
                                               Return     Voyager    Estate      Cap Value     Balanced   Technology   Utility
                                             Portfolio   Portfolio  Portfolio   Portfolio     Portfolio   Portfolio   Portfolio
                                             (Class 2)   (Class 2)  (Class 2)  (Class 2) (2)  (Class 2)   (Class 2)   (Class 2)
                                             ----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                      0          0          0              0           0           0          0
      Units redeemed                                  0          0          0              0           0           0          0
      Units transferred                               0          0          0              0           0           0          0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0              0           0           0          0
Beginning units                                       0          0          0              0           0           0          0
                                             ----------------------------------------------------------------------------------
Ending units                                          0          0          0              0           0           0          0
                                             ==================================================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                      0          0          0              0           0      10,292          0
      Units redeemed                                  0          0          0              0           0      (2,710)         0
      Units transferred                               0          0          0              0           0      45,434          0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0              0           0      53,016          0
Beginning units                                       0          0          0              0           0      19,075          0
                                             ----------------------------------------------------------------------------------
Ending units                                          0          0          0              0           0      72,091          0
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                              1,233,422    194,011    208,349        124,655     308,393     591,775     86,050
      Units redeemed                            (99,819)   (20,134)   (12,469)        (2,413)    (28,417)    (29,549)    (9,227)
      Units transferred                       1,610,293    197,181    313,751         63,235     465,477     499,285     59,934
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding      2,743,896    371,058    509,631        185,477     745,453   1,061,511    136,757
Beginning units                                 508,488    102,403     67,676              0     147,467     269,038     49,990
                                             ----------------------------------------------------------------------------------
Ending units                                  3,252,384    473,461    577,307        185,477     892,920   1,330,549    186,747
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                      0          0          0              0           0           0          0
      Units redeemed                                  0          0          0              0           0           0          0
      Units transferred                               0          0          0              0           0           0          0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0              0           0           0          0
Beginning units                                       0          0          0              0           0           0          0
                                             ----------------------------------------------------------------------------------
Ending units                                          0          0          0              0           0           0          0
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                122,059     15,778     33,081         37,610      14,543      20,341          0
      Units redeemed                             (1,694)       (92)      (452)           (10)     (1,095)          0          0
      Units transferred                          35,732     (2,967)    11,200          1,421       4,949      11,458          0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding        156,097     12,719     43,829         39,021      18,397      31,799          0
Beginning units                                   1,168          1        513              0           1      11,120          0
                                             ----------------------------------------------------------------------------------
Ending units                                    157,265     12,720     44,342         39,021      18,398      42,919          0
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                      0          0          0              0           0           0          0
      Units redeemed                                  0          0          0              0           0           0          0
      Units transferred                               0          0          0              0           0           0          0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0              0           0           0          0
Beginning units                                       0          0          0              0           0           0          0
                                             ----------------------------------------------------------------------------------
Ending units                                          0          0          0              0           0           0          0
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                      0          0          0              0           0           0          0
      Units redeemed                                  0          0          0              0           0           0          0
      Units transferred                               0          0          0              0           0           0          0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0              0           0           0          0
Beginning units                                       0          0          0              0           0           0          0
                                             ----------------------------------------------------------------------------------
Ending units                                          0          0          0              0           0           0          0
                                             ==================================================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                      0          0          0              0           0           0          0
      Units redeemed                                  0          0          0              0           0          (7)         0
      Units transferred                               0          0          0              0           0       4,898          0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0              0           0       4,891          0
Beginning units                                       0          0          0              0           0       4,911          0
                                             ----------------------------------------------------------------------------------
Ending units                                          0          0          0              0           0       9,802          0
                                             ==================================================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                      0          0          0              0           0       9,298          0
      Units redeemed                                  0          0          0              0           0      (1,257)         0
      Units transferred                               0          0          0              0           0      22,688          0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0              0           0      30,729          0
Beginning units                                       0          0          0              0           0         217          0
                                             ----------------------------------------------------------------------------------
Ending units                                          0          0          0              0           0      30,946          0
                                             ==================================================================================

                                              Worldwide    Aggressive     Alliance     Blue Chip        Cash       Corporate
                                             High Income     Growth        Growth        Growth      Management       Bond
                                              Portfolio     Portfolio    Portfolio     Portfolio     Portfolio     Portfolio
                                              (Class 2)   (Class 3)(1)  (Class 3)(1)  (Class 3)(1)  (Class 3)(1)  (Class 3)(1)
                                             ---------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
      IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0             0
                                             =================================================================================
Contracts With Total Expenses of 1.40%:
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0             0
                                             =================================================================================
Contracts With Total Expenses of 1.52% (A):
      Units sold                                  58,141         8,864        42,905        24,529       336,774       111,394
      Units redeemed                              (2,886)          (24)          (38)           (1)          (71)           (8)
      Units transferred                           74,866           393         5,122         3,795       (44,526)        8,017
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding         130,121         9,233        47,989        28,323       292,177       119,403
Beginning units                                   14,787             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                     144,908         9,233        47,989        28,323       292,177       119,403
                                             =================================================================================
Contracts With Total Expenses of 1.52% (B):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0             0
                                             =================================================================================
Contracts With Total Expenses of 1.52% (C):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0             0
                                             =================================================================================
Contracts With Total Expenses of 1.52% (G):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0             0
                                             =================================================================================
Contracts With Total Expenses of 1.52% (H):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0             0
                                             =================================================================================
Contracts With Total Expenses of 1.55% (D):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0             0
                                             =================================================================================
Contracts With Total Expenses of 1.55% (E):
      Units sold                                       0             0             0             0             0             0
      Units redeemed                                   0             0             0             0             0             0
      Units transferred                                0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0             0             0             0             0
Beginning units                                        0             0             0             0             0             0
                                             ---------------------------------------------------------------------------------
Ending units                                           0             0             0             0             0             0
                                             =================================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II,   (E) Offered in Diversified Strategies III product.
    Polaris Choice II and Polaris Advisor products.         (F) Offered in Polaris Choice, Platinum, Protector,
(B) Offered in PolarisAmerica product.                          Platinum II, Polaris Choice II and Polaris Advisor products.
                                                            (G) Offered in Polaris II product.
(C) Offered in Polaris Choice Product.                      (H) Offered in Polaris Choice II and Polaris Advisor product.
(D) Offered in Diversified Strategies product.
(1) For the period from September 30, 2002 (inception) to
    December 31, 2002.
(2) For the period from August 1, 2002 (inception) to
    December 31, 2002.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

For the year ended December 31, 2002.

                                                                                                      MFS
                                                           International International            Massachusetts    MFS
                                               High-Yield   Diversified     Growth       Marsico    Investors    Mid-Cap
                                                  Bond       Equities      & Income      Growth       Trust      Growth
                                                Portfolio    Portfolio    Portfolio     Portfolio   Portfolio   Portfolio
                                                (Class 2)    (Class 2)    (Class 2)     (Class 2)   (Class 2)   (Class 2)
                                               -----------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
              Units sold                               0           0           0              0            0         350
              Units redeemed                           0           0           0              0            0        (195)
              Units transferred                        0           0           0              0            0      10,539
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0           0           0              0            0      10,694
Beginning units                                        0           0           0              0            0       1,520
                                               -----------------------------------------------------------------------------
Ending units                                           0           0           0              0            0      12,214
                                               =============================================================================
Contracts With Total Expenses of 1.72%:
              Units sold                          55,127      62,699      42,683              0       21,003     154,554
              Units redeemed                      (4,537)       (938)       (148)             0          (83)     (1,699)
              Units transferred                   20,227      18,197      42,314              0       16,157      44,981
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding          70,817      79,958      84,849              0       37,077     197,836
Beginning units                                        1           1          41              0          822         934
                                               -----------------------------------------------------------------------------
Ending units                                      70,818      79,959      84,890              0       37,899     198,770
                                               =============================================================================
Contracts With Total Expenses of 1.77% (F):
              Units sold                          81,625      49,086     152,406        113,615       64,309     187,065
              Units redeemed                      (3,814)     (3,609)    (33,707)        (6,518)      (5,559)    (14,158)
              Units transferred                   40,642      64,801      94,993        276,551       85,020     232,921
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding         118,453     110,278     213,692        383,648      143,770     405,828
Beginning units                                  109,783      49,800      72,785        124,777       55,103     168,463
                                               -----------------------------------------------------------------------------
Ending units                                     228,236     160,078     286,477        508,425      198,873     574,291
                                               =============================================================================
Contracts With Total Expenses of 1.77% (B):
              Units sold                               0           0           0              0            0           0
              Units redeemed                           0           0           0              0            0           0
              Units transferred                        0           0           0              0            0           0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0           0           0              0            0           0
Beginning units                                        0           0           0              0            0           0
                                               -----------------------------------------------------------------------------
Ending units                                           0           0           0              0            0           0
                                               =============================================================================
Contracts With Total Expenses of 1.77% (G):
              Units sold                               0           0           0              0            0           0
              Units redeemed                           0           0           0              0            0           0
              Units transferred                        0           0           0              0            0           0
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0           0           0              0            0           0
Beginning units                                        0           0           0              0            0           0
                                               -----------------------------------------------------------------------------
Ending units                                           0           0           0              0            0           0
                                               =============================================================================
Contracts With Total Expenses of 1.80%:
              Units sold                               0           0           0              0            0       1,984
              Units redeemed                           0           0           0              0            0      (2,460)
              Units transferred                        0           0           0              0            0      44,182
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0           0           0              0            0      43,706
Beginning units                                        0           0           0              0            0       4,846
                                               -----------------------------------------------------------------------------
Ending units                                           0           0           0              0            0      48,552
                                               =============================================================================
Contracts With Total Expenses of 1.95%:
              Units sold                               0           0           0              0            0       3,686
              Units redeemed                           0           0           0              0            0          (7)
              Units transferred                        0           0           0              0            0       4,817
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding               0           0           0              0            0       8,496
Beginning units                                        0           0           0              0            0          52
                                               -----------------------------------------------------------------------------
Ending units                                           0           0           0              0            0       8,548
                                               =============================================================================
Contracts With Total Expenses of 1.97%:
              Units sold                          54,184      14,021      19,202              0        8,859      46,676
              Units redeemed                         (32)       (149)          0              0            0        (132)
              Units transferred                   43,255       3,481       3,509              0          230      14,889
                                               -----------------------------------------------------------------------------
Increase (decrease) in units outstanding          97,407      17,353      22,711              0        9,089      61,433
Beginning units                                        1           1           1              0            1         686
                                               -----------------------------------------------------------------------------
Ending units                                      97,408      17,354      22,712              0        9,090      62,119
                                               =============================================================================

                                                             Putnam
                                               MFS Total     Growth:      Real    Small & Mid  SunAmerica                 Telecom
                                                Return       Voyager     Estate    Cap Value    Balanced    Technology    Utility
                                               Portfolio    Portfolio   Portfolio  Portfolio    Portfolio    Portfolio   Portfolio
                                               (Class 2)    (Class 2)   (Class 2) (Class 2)(2) (Class 2)    (Class 2)   (Class 2)
                                               ------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
              Units sold                              0            0           0           0           0            0           0
              Units redeemed                          0            0           0           0           0           (7)          0
              Units transferred                       0            0           0           0           0        6,351           0
                                               ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0           0           0        6,344           0
Beginning units                                       0            0           0           0           0        3,793           0
                                               ------------------------------------------------------------------------------------
Ending units                                          0            0           0           0           0       10,137           0
                                               ====================================================================================
Contracts With Total Expenses of 1.72%:
              Units sold                        205,263       26,048      42,777       3,652      30,365       30,218           0
              Units redeemed                     (8,681)        (760)       (671)         (1)       (291)         (98)          0
              Units transferred                  92,574        5,979      23,172       6,728      14,021        7,930           0
                                               ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        289,156       31,267      65,278      10,379      44,095       38,050           0
Beginning units                                     661            1           1           0         287          405           0
                                               ------------------------------------------------------------------------------------
Ending units                                    289,817       31,268      65,279      10,379      44,382       38,455           0
                                               ====================================================================================
Contracts With Total Expenses of 1.77% (F):
              Units sold                        236,598       31,638      61,798      20,980      51,623      216,019      17,443
              Units redeemed                    (46,106)      (7,735)     (5,771)         (3)     (4,105)     (71,591)     (1,284)
              Units transferred                 407,226       23,858     135,253      26,941     128,649      230,268      22,079
                                               ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        597,718       47,761     191,280      47,918     176,167      374,696      38,238
Beginning units                                 173,820       36,591      36,798           0      55,059      112,804      24,902
                                               ------------------------------------------------------------------------------------
Ending units                                    771,538       84,352     228,078      47,918     231,226      487,500      63,140
                                               ====================================================================================
Contracts With Total Expenses of 1.77% (B):
              Units sold                              0            0           0           0           0            0           0
              Units redeemed                          0            0           0           0           0            0           0
              Units transferred                       0            0           0           0           0            0           0
                                               ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0           0           0            0           0
Beginning units                                       0            0           0           0           0            0           0
                                               ------------------------------------------------------------------------------------
Ending units                                          0            0           0           0           0            0           0
                                               ====================================================================================
Contracts With Total Expenses of 1.77% (G):
              Units sold                              0            0           0           0           0            0           0
              Units redeemed                          0            0           0           0           0            0           0
              Units transferred                       0            0           0           0           0            0           0
                                               ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0           0           0            0           0
Beginning units                                       0            0           0           0           0            0           0
                                               ------------------------------------------------------------------------------------
Ending units                                          0            0           0           0           0            0           0
                                               ====================================================================================
Contracts With Total Expenses of 1.80%:
              Units sold                              0            0           0           0           0        1,815           0
              Units redeemed                          0            0           0           0           0       (2,979)          0
              Units transferred                       0            0           0           0           0       20,045           0
                                               ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0           0           0       18,881           0
Beginning units                                       0            0           0           0           0        1,501           0
                                               ------------------------------------------------------------------------------------
Ending units                                          0            0           0           0           0       20,382           0
                                               ====================================================================================
Contracts With Total Expenses of 1.95%:
              Units sold                              0            0           0           0           0        4,969           0
              Units redeemed                          0            0           0           0           0           (1)          0
              Units transferred                       0            0           0           0           0            0           0
                                               ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0            0           0           0           0        4,968           0
Beginning units                                       0            0           0           0           0            3           0
                                               ------------------------------------------------------------------------------------
Ending units                                          0            0           0           0           0        4,971           0
                                               ====================================================================================
Contracts With Total Expenses of 1.97%:
              Units sold                         63,412        6,428      12,268         509      21,709       10,458           0
              Units redeemed                     (3,555)         (76)        (42)         (1)       (945)           0           0
              Units transferred                  25,763        2,536       5,967       3,754      10,283        5,996           0
                                               ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         85,620        8,888      18,193       4,262      31,047       16,454           0
Beginning units                                       1          502           1           0           1            3           0
                                               ------------------------------------------------------------------------------------
Ending units                                     85,621        9,390      18,194       4,262      31,048       16,457           0
                                               ====================================================================================

                                                Worldwide   Aggressive       Alliance      Blue Chip        Cash        Corporate
                                               High Income    Growth          Growth        Growth       Management       Bond
                                                Portfolio    Portfolio       Portfolio     Portfolio      Portfolio     Portfolio
                                                (Class 2)   (Class 3)(1)   (Class 3)(1)  (Class 3) (1)  (Class 3)(1)   (Class 3)(1)
                                               ---------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
              Units sold                               0            0             0             0              0             0
              Units redeemed                           0            0             0             0              0             0
              Units transferred                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0              0             0
Beginning units                                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Ending units                                           0            0             0             0              0             0
                                               ===============================================================================
Contracts With Total Expenses of 1.72%:
              Units sold                               0        1,559        19,202        49,616          6,285             0
              Units redeemed                           0            0           (16)         (228)        (1,132)            0
              Units transferred                        0            0           193       (46,287)        46,084         8,272
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0        1,559        19,379         3,101         51,237         8,272
Beginning units                                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Ending units                                           0        1,559        19,379         3,101         51,237         8,272
                                               ===============================================================================
Contracts With Total Expenses of 1.77% (F):
              Units sold                          18,006          527         4,466            33         90,453         2,521
              Units redeemed                      (1,671)           0             0             0              0             0
              Units transferred                   (8,286)           0         1,003           336          4,397            42
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding           8,049          527         5,469           369         94,850         2,563
Beginning units                                   33,028            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Ending units                                      41,077          527         5,469           369         94,850         2,563
                                               ===============================================================================
Contracts With Total Expenses of 1.77% (B):
              Units sold                               0            0             0             0              0             0
              Units redeemed                           0            0             0             0              0             0
              Units transferred                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0              0             0
Beginning units                                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Ending units                                           0            0             0             0              0             0
                                               ===============================================================================
Contracts With Total Expenses of 1.77% (G):
              Units sold                               0            0             0             0              0             0
              Units redeemed                           0            0             0             0              0             0
              Units transferred                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0              0             0
Beginning units                                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Ending units                                           0            0             0             0              0             0
                                               ===============================================================================
Contracts With Total Expenses of 1.80%:
              Units sold                               0            0             0             0              0             0
              Units redeemed                           0            0             0             0              0             0
              Units transferred                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0              0             0
Beginning units                                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Ending units                                           0            0             0             0              0             0
                                               ===============================================================================
Contracts With Total Expenses of 1.95%:
              Units sold                               0            0             0             0              0             0
              Units redeemed                           0            0             0             0              0             0
              Units transferred                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0            0             0             0              0             0
Beginning units                                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Ending units                                           0            0             0             0              0             0
                                               ===============================================================================
Contracts With Total Expenses of 1.97%:
              Units sold                               0        2,951         1,183           840         14,548         3,437
              Units redeemed                           0            0             0             0           (138)            0
              Units transferred                        0            0             9             0            112             0
                                               -------------------------------------------------------------------------------
Increase (decrease) in units outstanding               0        2,951         1,192           840         14,522         3,437
Beginning units                                        0            0             0             0              0             0
                                               -------------------------------------------------------------------------------
Ending units                                           0        2,951         1,192           840         14,522         3,437
                                               ===============================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

(2) For the period from August 1, 2002 (inception) to December 31, 2002.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2002.


                                                                                            Federated
                                                 Davis        "Dogs" of      Emerging       American        Foreign        Global
                                             Venture Value   Wall Street      Markets        Leaders         Value          Bond
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1) (Class 3) (1)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
              Units sold                                0              0              0              0              0             0
              Units redeemed                            0              0              0              0              0             0
              Units transferred                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0             0
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.40%:
              Units sold                                0              0              0              0              0             0
              Units redeemed                            0              0              0              0              0             0
              Units transferred                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0             0
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (A):
              Units sold                          117,616         14,538          8,294         57,540        166,845         9,561
              Units redeemed                          (88)           (12)             0            (32)           (69)           (4)
              Units transferred                    14,116          4,308          4,327          2,868         19,319         5,470
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding          131,644         18,834         12,621         60,376        186,095        15,027
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                      131,644         18,834         12,621         60,376        186,095        15,027
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (B):
              Units sold                                0              0              0              0              0             0
              Units redeemed                            0              0              0              0              0             0
              Units transferred                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0             0
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (C):
              Units sold                                0              0              0              0              0             0
              Units redeemed                            0              0              0              0              0             0
              Units transferred                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0             0
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (G):
              Units sold                                0              0              0              0              0             0
              Units redeemed                            0              0              0              0              0             0
              Units transferred                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0             0
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (H):
              Units sold                                0              0              0              0              0             0
              Units redeemed                            0              0              0              0              0             0
              Units transferred                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0             0
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (D):
              Units sold                                0              0              0              0              0             0
              Units redeemed                            0              0              0              0              0             0
              Units transferred                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0             0
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (E):
              Units sold                                0              0              0              0              0             0
              Units redeemed                            0              0              0              0              0             0
              Units transferred                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0             0
Beginning units                                         0              0              0              0              0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0             0
                                             =======================================================================================

                                                               Goldman                                                 International
                                                 Global         Sachs         Growth-         Growth       High-Yield   Diversified
                                               Equities        Research       Income      Opportunities      Bond         Equities
                                               Portfolio      Portfolio       Portfolio     Portfolio     Portfolio      Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1) (Class 3) (1)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
              Units sold                                0             0             0              0              0              0
              Units redeemed                            0             0             0              0              0              0
              Units transferred                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0              0              0              0
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0             0             0              0              0              0
                                             =======================================================================================
Contracts With Total Expenses of 1.40%:
              Units sold                                0             0             0              0              0              0
              Units redeemed                            0             0             0              0              0              0
              Units transferred                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0              0              0              0
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0             0             0              0              0              0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (A):
              Units sold                            5,802         2,152        53,309         37,529         20,905        108,483
              Units redeemed                            0             0           (69)             0            (13)           (62)
              Units transferred                     2,168             1         5,320            797          3,407          9,605
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            7,970         2,153        58,560         38,326         24,299        118,026
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                        7,970         2,153        58,560         38,326         24,299        118,026
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (B):
              Units sold                                0             0             0              0              0              0
              Units redeemed                            0             0             0              0              0              0
              Units transferred                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0              0              0              0
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0             0             0              0              0              0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (C):
              Units sold                                0             0             0              0              0              0
              Units redeemed                            0             0             0              0              0              0
              Units transferred                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0              0              0              0
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0             0             0              0              0              0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (G):
              Units sold                                0             0             0              0              0              0
              Units redeemed                            0             0             0              0              0              0
              Units transferred                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0              0              0              0
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0             0             0              0              0              0
                                             =======================================================================================
Contracts With Total Expenses of 1.52% (H):
              Units sold                                0             0             0              0              0              0
              Units redeemed                            0             0             0              0              0              0
              Units transferred                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0              0              0              0
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0             0             0              0              0              0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (D):
              Units sold                                0             0             0              0              0              0
              Units redeemed                            0             0             0              0              0              0
              Units transferred                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0              0              0              0
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0             0             0              0              0              0
                                             =======================================================================================
Contracts With Total Expenses of 1.55% (E):
              Units sold                                0             0             0              0              0              0
              Units redeemed                            0             0             0              0              0              0
              Units transferred                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0             0             0              0              0              0
Beginning units                                         0             0             0              0              0              0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0             0             0              0              0              0
                                             =======================================================================================

                                                                                 MFS
                                             International                 Massachusetts       MFS
                                                Growth         Marsico       Investors       Mid-Cap
                                             & Income           Growth        Trust          Growth
                                              Portfolio       Portfolio      Portfolio      Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                             ----------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.40%:
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.52% (A):
              Units sold                          102,856         66,201         30,619        124,358
              Units redeemed                          (16)             0            (10)          (108)
              Units transferred                     4,155         10,432          3,649         14,528
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding          106,995         76,633         34,258        138,778
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                      106,995         76,633         34,258        138,778
                                             ==========================================================
Contracts With Total Expenses of 1.52% (B):
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.52% (C):
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.52% (G):
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.52% (H):
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.55% (D):
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.55% (E):
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================

                                                             Putnam
                                              MFS Total      Growth:        Real
                                                Return      Voyager      Estate
                                             Portfolio    Portfolio      Portfolio
                                            (Class 3) (1) (Class 3) (1)  (Class 3) (1)
                                            -----------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
              Units sold                               0             0           0
              Units redeemed                           0             0           0
              Units transferred                        0             0           0
                                            ---------------------------------------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                           0             0           0
                                            =======================================
Contracts With Total Expenses of 1.40%:
              Units sold                               0             0           0
              Units redeemed                           0             0           0
              Units transferred                        0             0           0
                                            ---------------------------------------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                           0             0           0
                                            =======================================
Contracts With Total Expenses of 1.52% (A):
              Units sold                         106,753        26,968      21,660
              Units redeemed                      (1,722)          (10)         (7)
              Units transferred                   19,074           686       1,629
                                            ---------------------------------------
Increase (decrease) in units outstanding         124,105        27,644      23,282
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                     124,105        27,644      23,282
                                            =======================================
Contracts With Total Expenses of 1.52% (B):
              Units sold                               0             0           0
              Units redeemed                           0             0           0
              Units transferred                        0             0           0
                                            ---------------------------------------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                           0             0           0
                                            =======================================
Contracts With Total Expenses of 1.52% (C):
              Units sold                               0             0           0
              Units redeemed                           0             0           0
              Units transferred                        0             0           0
                                            ---------------------------------------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                           0             0           0
                                            =======================================
Contracts With Total Expenses of 1.52% (G):
              Units sold                               0             0           0
              Units redeemed                           0             0           0
              Units transferred                        0             0           0
                                            ---------------------------------------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                           0             0           0
                                            =======================================
Contracts With Total Expenses of 1.52% (H):
              Units sold                               0             0           0
              Units redeemed                           0             0           0
              Units transferred                        0             0           0
                                            ---------------------------------------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                           0             0           0
                                            =======================================
Contracts With Total Expenses of 1.55% (D):
              Units sold                               0             0           0
              Units redeemed                           0             0           0
              Units transferred                        0             0           0
                                            ---------------------------------------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                           0             0           0
                                            =======================================
Contracts With Total Expenses of 1.55% (E):
              Units sold                               0             0           0
              Units redeemed                           0             0           0
              Units transferred                        0             0           0
                                            ---------------------------------------
Increase (decrease) in units outstanding               0             0           0
Beginning units                                        0             0           0
                                            ---------------------------------------
Ending units                                           0             0           0
                                            =======================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H) Offered in Polaris Choice II and Polaris Advisor product.

(1) For the period from September 30, 2002 (inception) to December 31, 2002.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

   For the year ended December 31, 2002.

                                                                                            Federated
                                                 Davis        "Dogs" of      Emerging       American        Foreign       Global
                                             Venture Value   Wall Street      Markets        Leaders         Value         Bond
                                                Portfolio     Portfolio      Portfolio      Portfolio      Portfolio     Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1) (Class 3) (1)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
              Units sold                                0              0              0              0              0           0
              Units redeemed                            0              0              0              0              0           0
              Units transferred                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0           0
Beginning units                                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.72%:
              Units sold                           33,412          2,617          6,458            407         77,713       2,340
              Units redeemed                          (80)             0            (47)             0           (161)         (2)
              Units transferred                     1,928            (14)           (70)           312          3,606         (39)
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           35,260          2,603          6,341            719         81,158       2,299
Beginning units                                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                       35,260          2,603          6,341            719         81,158       2,299
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (F):
              Units sold                           23,047          5,259          1,872          6,918         11,210          90
              Units redeemed                           (2)           (10)             0             (4)             0           0
              Units transferred                     2,288          2,508            (40)           410          1,004           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           25,333          7,757          1,832          7,324         12,214          90
Beginning units                                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                       25,333          7,757          1,832          7,324         12,214          90
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (B):
              Units sold                                0              0              0              0              0           0
              Units redeemed                            0              0              0              0              0           0
              Units transferred                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0           0
Beginning units                                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (G):
              Units sold                                0              0              0              0              0           0
              Units redeemed                            0              0              0              0              0           0
              Units transferred                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0           0
Beginning units                                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.80%:
              Units sold                                0              0              0              0              0           0
              Units redeemed                            0              0              0              0              0           0
              Units transferred                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0           0
Beginning units                                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.95%:
              Units sold                                0              0              0              0              0           0
              Units redeemed                            0              0              0              0              0           0
              Units transferred                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0              0           0
Beginning units                                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0              0              0           0
                                             =======================================================================================
Contracts With Total Expenses of 1.97%:
              Units sold                            5,060          1,182            676             13          6,650         254
              Units redeemed                            0              0              0              0              0           0
              Units transferred                         1              0              0              0            (10)          0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            5,061          1,182            676             13          6,640         254
Beginning units                                         0              0              0              0              0           0
                                             ---------------------------------------------------------------------------------------
Ending units                                        5,061          1,182            676             13          6,640         254
                                             =======================================================================================

                                                               Goldman                                                 International
                                                Global          Sachs         Growth-        Growth       High-Yield    Diversified
                                               Equities       Research        Income      Opportunities      Bond        Equities
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio    Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1) (Class 3) (1)
                                             ---------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
              Units sold                                0              0              0               0             0             0
              Units redeemed                            0              0              0               0             0             0
              Units transferred                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0               0             0             0
Beginning units                                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0               0             0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.72%:
              Units sold                            1,094          5,098          4,079           1,606        83,204        66,662
              Units redeemed                           (2)            (1)            (2)              0           (20)          (65)
              Units transferred                        41         (4,855)          (442)             32         1,096         1,816
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            1,133            242          3,635           1,638        84,280        68,413
Beginning units                                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                        1,133            242          3,635           1,638        84,280        68,413
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (F):
              Units sold                               13              0            617          14,757         5,719        12,049
              Units redeemed                            0              0              0             (14)            0             0
              Units transferred                         0              0            260           2,060            36         1,563
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding               13              0            877          16,803         5,755        13,612
Beginning units                                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                           13              0            877          16,803         5,755        13,612
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (B):
              Units sold                                0              0              0               0             0             0
              Units redeemed                            0              0              0               0             0             0
              Units transferred                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0               0             0             0
Beginning units                                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0               0             0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.77% (G):
              Units sold                                0              0              0               0             0             0
              Units redeemed                            0              0              0               0             0             0
              Units transferred                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0               0             0             0
Beginning units                                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0               0             0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.80%:
              Units sold                                0              0              0               0             0             0
              Units redeemed                            0              0              0               0             0             0
              Units transferred                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0               0             0             0
Beginning units                                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0               0             0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.95%:
              Units sold                                0              0              0               0             0             0
              Units redeemed                            0              0              0               0             0             0
              Units transferred                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0               0             0             0
Beginning units                                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                            0              0              0               0             0             0
                                             =======================================================================================
Contracts With Total Expenses of 1.97%:
              Units sold                              127            319          4,968              46         1,431        10,147
              Units redeemed                            0              0              0               0             0             0
              Units transferred                         0              0             92               0             0           (30)
                                             ---------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              127            319          5,060              46         1,431        10,117
Beginning units                                         0              0              0               0             0             0
                                             ---------------------------------------------------------------------------------------
Ending units                                          127            319          5,060              46         1,431        10,117
                                             =======================================================================================

                                                                                MFS
                                             International                 Massachusetts       MFS
                                                 Growth        Marsico      Investors        Mid-Cap
                                               & Income         Growth        Trust          Growth
                                               Portfolio      Portfolio      Portfolio      Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (1)
                                             ----------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.72%:
              Units sold                            2,045             13         15,045         54,756
              Units redeemed                         (100)             0            (23)           (36)
              Units transferred                       939              0            821          1,172
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding            2,884             13         15,843         55,892
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                        2,884             13         15,843         55,892
                                             ==========================================================
Contracts With Total Expenses of 1.77% (F):
              Units sold                            1,312         17,819          2,270         13,175
              Units redeemed                            0            (18)             0              0
              Units transferred                       410          4,336            103          1,573
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding            1,722         22,137          2,373         14,748
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                        1,722         22,137          2,373         14,748
                                             ==========================================================
Contracts With Total Expenses of 1.77% (B):
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.77% (G):
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.80%:
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.95%:
              Units sold                                0              0              0              0
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              0              0
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding                0              0              0              0
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                            0              0              0              0
                                             ==========================================================
Contracts With Total Expenses of 1.97%:
              Units sold                            3,716          3,197          1,053          3,851
              Units redeemed                            0              0              0              0
              Units transferred                         0              0              5             16
                                             ----------------------------------------------------------
Increase (decrease) in units outstanding            3,716          3,197          1,058          3,867
Beginning units                                         0              0              0              0
                                             ----------------------------------------------------------
Ending units                                        3,716          3,197          1,058          3,867
                                             ==========================================================

                                                              Putnam
                                               MFS Total      Growth:         Real
                                                Return       Voyager         Estate
                                               Portfolio     Portfolio      Portfolio
                                             (Class 3) (1) (Class 3) (1)  (Class 3) (1)
                                             ------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
              IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
              Units sold                                0              0             0
              Units redeemed                            0              0             0
              Units transferred                         0              0             0
                                             ------------------------------------------
Increase (decrease) in units outstanding                0              0             0
Beginning units                                         0              0             0
                                             ------------------------------------------
Ending units                                            0              0             0
                                             ==========================================
Contracts With Total Expenses of 1.72%:
              Units sold                           16,073            388         4,328
              Units redeemed                          (62)             0           (24)
              Units transferred                    20,345             58           726
                                             ------------------------------------------
Increase (decrease) in units outstanding           36,356            446         5,030
Beginning units                                         0              0             0
                                             ------------------------------------------
Ending units                                       36,356            446         5,030
                                             ==========================================
Contracts With Total Expenses of 1.77% (F):
              Units sold                           13,461          3,093         4,304
              Units redeemed                          (20)            (3)           (8)
              Units transferred                     4,053            548         1,073
                                             ------------------------------------------
Increase (decrease) in units outstanding           17,494          3,638         5,369
Beginning units                                         0              0             0
                                             ------------------------------------------
Ending units                                       17,494          3,638         5,369
                                             ==========================================
Contracts With Total Expenses of 1.77% (B):
              Units sold                                0              0             0
              Units redeemed                            0              0             0
              Units transferred                         0              0             0
                                             ------------------------------------------
Increase (decrease) in units outstanding                0              0             0
Beginning units                                         0              0             0
                                             ------------------------------------------
Ending units                                            0              0             0
                                             ==========================================
Contracts With Total Expenses of 1.77% (G):
              Units sold                                0              0             0
              Units redeemed                            0              0             0
              Units transferred                         0              0             0
                                             ------------------------------------------
Increase (decrease) in units outstanding                0              0             0
Beginning units                                         0              0             0
                                             ------------------------------------------
Ending units                                            0              0             0
                                             ==========================================
Contracts With Total Expenses of 1.80%:
              Units sold                                0              0             0
              Units redeemed                            0              0             0
              Units transferred                         0              0             0
                                             ------------------------------------------
Increase (decrease) in units outstanding                0              0             0
Beginning units                                         0              0             0
                                             ------------------------------------------
Ending units                                            0              0             0
                                             ==========================================
Contracts With Total Expenses of 1.95%:
              Units sold                                0              0             0
              Units redeemed                            0              0             0
              Units transferred                         0              0             0
                                             ------------------------------------------
Increase (decrease) in units outstanding                0              0             0
Beginning units                                         0              0             0
                                             ------------------------------------------
Ending units                                            0              0             0
                                             ==========================================
Contracts With Total Expenses of 1.97%:
              Units sold                            3,411             11         2,475
              Units redeemed                            0              0             0
              Units transferred                         0              0          (115)
                                             ------------------------------------------
Increase (decrease) in units outstanding            3,411             11         2,360
Beginning units                                         0              0             0
                                             ------------------------------------------
Ending units                                        3,411             11         2,360
                                             ==========================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from September 30, 2002 (inception) to December 31, 2002.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                              Small & Mid    SunAmerica                      Telecom       Worldwide
                                               Cap Value      Balanced      Technology       Utility      High Income    Comstock
                                               Portfolio      Portfolio      Portfolio      Portfolio      Portfolio    Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (3)  (Class 3) (3)  (Class II)
                                             -------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                   0               0              0          0              0                0
         Units redeemed                               0               0              0          0              0                0
         Units transferred                            0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0              0          0              0                0
Beginning units                                       0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Ending units                                          0               0              0          0              0                0
                                             =====================================================================================
Contracts With Total Expenses of 1.40%:
         Units sold                                   0               0              0          0              0                0
         Units redeemed                               0               0              0          0              0                0
         Units transferred                            0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0              0          0              0                0
Beginning units                                       0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Ending units                                          0               0              0          0              0                0
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (A):
         Units sold                             107,050           8,927         86,564         12              7          775,217
         Units redeemed                             (20)            (10)          (209)         0              0          (32,155)
         Units transferred                       11,365             717         34,697          1              1          867,846
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        118,395           9,634        121,052         13              8        1,610,908
Beginning units                                       0               0              0          0              0           64,170
                                             -------------------------------------------------------------------------------------
Ending units                                    118,395           9,634        121,052         13              8        1,675,078
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (B):
         Units sold                                   0               0              0          0              0                0
         Units redeemed                               0               0              0          0              0                0
         Units transferred                            0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0              0          0              0                0
Beginning units                                       0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Ending units                                          0               0              0          0              0                0
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (C):
         Units sold                                   0               0              0          0              0          123,623
         Units redeemed                               0               0              0          0              0             (887)
         Units transferred                            0               0              0          0              0           53,781
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0              0          0              0          176,517
Beginning units                                       0               0              0          0              0            1,687
                                             -------------------------------------------------------------------------------------
Ending units                                          0               0              0          0              0          178,204
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (G):
         Units sold                                   0               0              0          0              0          315,947
         Units redeemed                               0               0              0          0              0         (257,755)
         Units transferred                            0               0              0          0              0        4,816,359
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0              0          0              0        4,874,551
Beginning units                                       0               0              0          0              0          664,336
                                             -------------------------------------------------------------------------------------
Ending units                                          0               0              0          0              0        5,538,887
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (H):
         Units sold                                   0               0              0          0              0           15,115
         Units redeemed                               0               0              0          0              0                0
         Units transferred                            0               0              0          0              0              119
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0              0          0              0           15,234
Beginning units                                       0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Ending units                                          0               0              0          0              0           15,234
                                             =====================================================================================
Contracts With Total Expenses of 1.55% (D):
         Units sold                                   0               0              0          0              0                0
         Units redeemed                               0               0              0          0              0                0
         Units transferred                            0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0              0          0              0                0
Beginning units                                       0               0              0          0              0                0
                                             -------------------------------------------------------------------------------------
Ending units                                          0               0              0          0              0                0
                                             =====================================================================================
Contracts With Total Expenses of 1.55% (E):
         Units sold                                   0               0              0          0              0           47,476
         Units redeemed                               0               0              0          0              0           (1,675)
         Units transferred                            0               0              0          0              0               83
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0               0              0          0              0           45,884
Beginning units                                       0               0              0          0              0              917
                                             -------------------------------------------------------------------------------------
Ending units                                          0               0              0          0              0           46,801
                                             =====================================================================================

                                              Emerging   Growth and               Conservative  Conservative    Equity    Flexible
                                               Growth      Income      Balanced     Balanced      Growth        Income     Income
                                              Portfolio   Portfolio   Portfolio    Portfolio     Portfolio       Fund    Portfolio
                                             (Class II)  (Class II)   (Class 1)    (Class 1)     (Class 1)    (Class 1)  (Class 1)
                                             --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                  0            0           0            0             0            0          0
         Units redeemed                              0            0           0            0             0            0          0
         Units transferred                           0            0           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0           0            0             0            0          0
Beginning units                                      0            0           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0            0           0            0             0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.40%:
         Units sold                                  0            0     768,471       47,625       297,086      226,501    118,799
         Units redeemed                              0            0    (172,198)      (8,145)     (100,970)     (47,934)   (73,834)
         Units transferred                           0            0   2,462,124      439,889     1,160,793      780,163    911,286
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0   3,058,397      479,369     1,356,909      958,730    956,251
Beginning units                                      0            0     393,878       99,398       217,903      109,250    186,817
                                             --------------------------------------------------------------------------------------
Ending units                                         0            0   3,452,275      578,767     1,574,812    1,067,980  1,143,068
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (A):
         Units sold                            310,265      661,422     576,499            0       276,686            0          0
         Units redeemed                         (7,733)     (23,411)    (21,123)           0       (38,923)           0          0
         Units transferred                     162,208      345,460     476,903            0       534,573            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       464,740      983,471   1,032,279            0       772,336            0          0
Beginning units                                 19,408       12,511     125,651            0       107,894            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                   484,148      995,982   1,157,930            0       880,230            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (B):
         Units sold                                  0            0           0            0             0            0          0
         Units redeemed                              0            0           0            0             0            0          0
         Units transferred                           0            0           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0           0            0             0            0          0
Beginning units                                      0            0           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0            0           0            0             0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (C):
         Units sold                             35,416       36,486           0            0             0            0          0
         Units redeemed                           (128)        (626)          0            0             0            0          0
         Units transferred                      22,437       30,438           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        57,725       66,298           0            0             0            0          0
Beginning units                                    836            1           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                    58,561       66,299           0            0             0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (G):
         Units sold                             66,039      197,845           0            0             0            0          0
         Units redeemed                        (30,627)    (197,296)          0            0             0            0          0
         Units transferred                     553,720    4,298,540           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       589,132    4,299,089           0            0             0            0          0
Beginning units                                125,556      242,732           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                   714,688    4,541,821           0            0             0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (H):
         Units sold                              1,575       14,815           0            0             0            0          0
         Units redeemed                              0            0           0            0             0            0          0
         Units transferred                         136          281           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         1,711       15,096           0            0             0            0          0
Beginning units                                      0            0           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                     1,711       15,096           0            0             0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.55% (D):
         Units sold                                  0            0     229,976        6,538       110,837       37,788     68,457
         Units redeemed                              0            0     (88,050)      (3,861)      (29,769)      (4,029)   (12,984)
         Units transferred                           0            0   1,195,770      177,355       753,650      155,631    335,549
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0   1,337,696      180,032       834,718      189,390    391,022
Beginning units                                      0            0     175,176       20,605       145,248       28,531     55,098
                                             --------------------------------------------------------------------------------------
Ending units                                         0            0   1,512,872      200,637       979,966      217,921    446,120
                                             ======================================================================================
Contracts With Total Expenses of 1.55% (E):
         Units sold                                  0            0           0            0             0            0          0
         Units redeemed                              0            0           0            0             0            0          0
         Units transferred                           0            0           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0            0           0            0             0            0          0
Beginning units                                      0            0           0            0             0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0            0           0            0             0            0          0
                                             ======================================================================================

                                                          Growth              International   Mid Cap     Money
                                               Growth   & Income    Income       Growth        Stock     Market
                                                Fund      Fund       Fund         Fund          Fund      Fund
                                             (Class 1)  (Class 1)  (Class 1)    (Class 1)    (Class 1)  (Class 1)
                                             --------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                 0          0          0           0             0          0
         Units redeemed                             0          0          0           0             0          0
         Units transferred                          0          0          0           0             0          0
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding            0          0          0           0             0          0
Beginning units                                     0          0          0           0             0          0
                                             --------------------------------------------------------------------
Ending units                                        0          0          0           0             0          0
                                             ====================================================================
Contracts With Total Expenses of 1.40%:
         Units sold                            21,389     58,459     43,539       7,461        42,087     47,925
         Units redeemed                        (7,527)   (11,244)   (10,119)         (2)       (9,894)   (34,224)
         Units transferred                     77,919    226,923    402,940       2,156        83,035    509,163
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding       91,781    274,138    436,360       9,615       115,228    522,864
Beginning units                                27,301     83,275     72,090         909        27,209     46,507
                                             --------------------------------------------------------------------
Ending units                                  119,082    357,413    508,450      10,524       142,437    569,371
                                             ====================================================================
Contracts With Total Expenses of 1.52% (A):
         Units sold                                 0          0          0           0             0          0
         Units redeemed                             0          0          0           0             0          0
         Units transferred                          0          0          0           0             0          0
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding            0          0          0           0             0          0
Beginning units                                     0          0          0           0             0          0
                                             --------------------------------------------------------------------
Ending units                                        0          0          0           0             0          0
                                             ====================================================================
Contracts With Total Expenses of 1.52% (B):
         Units sold                                 0          0          0           0             0          0
         Units redeemed                             0          0          0           0             0          0
         Units transferred                          0          0          0           0             0          0
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding            0          0          0           0             0          0
Beginning units                                     0          0          0           0             0          0
                                             --------------------------------------------------------------------
Ending units                                        0          0          0           0             0          0
                                             ====================================================================
Contracts With Total Expenses of 1.52% (C):
         Units sold                                 0          0          0           0             0          0
         Units redeemed                             0          0          0           0             0          0
         Units transferred                          0          0          0           0             0          0
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding            0          0          0           0             0          0
Beginning units                                     0          0          0           0             0          0
                                             --------------------------------------------------------------------
Ending units                                        0          0          0           0             0          0
                                             ====================================================================
Contracts With Total Expenses of 1.52% (G):
         Units sold                                 0          0          0           0             0          0
         Units redeemed                             0          0          0           0             0          0
         Units transferred                          0          0          0           0             0          0
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding            0          0          0           0             0          0
Beginning units                                     0          0          0           0             0          0
                                             --------------------------------------------------------------------
Ending units                                        0          0          0           0             0          0
                                             ====================================================================
Contracts With Total Expenses of 1.52% (H):
         Units sold                                 0          0          0           0             0          0
         Units redeemed                             0          0          0           0             0          0
         Units transferred                          0          0          0           0             0          0
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding            0          0          0           0             0          0
Beginning units                                     0          0          0           0             0          0
                                             --------------------------------------------------------------------
Ending units                                        0          0          0           0             0          0
                                             ====================================================================
Contracts With Total Expenses of 1.55% (D):
         Units sold                            11,467     19,253     28,598           0         3,868        520
         Units redeemed                        (1,019)    (4,656)    (4,062)       (350)       (2,757)   (30,136)
         Units transferred                     21,292    137,497     86,268       1,840        30,117    113,354
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding       31,740    152,094    110,804       1,490        31,228     83,738
Beginning units                                 8,675     26,016     13,828       4,390         9,532     21,347
                                             --------------------------------------------------------------------
Ending units                                   40,415    178,110    124,632       5,880        40,760    105,085
                                             ====================================================================
Contracts With Total Expenses of 1.55% (E):
         Units sold                                 0          0          0           0             0          0
         Units redeemed                             0          0          0           0             0          0
         Units transferred                          0          0          0           0             0          0
                                             --------------------------------------------------------------------
Increase (decrease) in units outstanding            0          0          0           0             0          0
Beginning units                                     0          0          0           0             0          0
                                             --------------------------------------------------------------------
Ending units                                        0          0          0           0             0          0
                                             ====================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from September 30, 2002 (inception) to December 31, 2002.

(3)  For the period from November 11, 2002 (inception) to December 31, 2002.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                              Small & Mid    SunAmerica                      Telecom       Worldwide
                                               Cap Value      Balanced       Technology      Utility      High Income    Comstock
                                               Portfolio     Portfolio       Portfolio      Portfolio      Portfolio    Portfolio
                                             (Class 3) (1)  (Class 3) (1)  (Class 3) (1)  (Class 3) (3)  (Class 3) (3)  (Class II)
                                             -------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                  0              0              0             0            0            8,505
         Units redeemed                              0              0              0             0            0              (40)
         Units transferred                           0              0              0             0            0           13,808
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0             0            0           22,273
Beginning units                                      0              0              0             0            0              663
                                             -------------------------------------------------------------------------------------
Ending units                                         0              0              0             0            0           22,936
                                             =====================================================================================
Contracts With Total Expenses of 1.72%:
         Units sold                             34,862          1,125          3,322            12            7          186,649
         Units redeemed                            (83)           (20)            (3)            0            0          (13,230)
         Units transferred                         600          1,042         (1,964)            0            0           75,616
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        35,379          2,147          1,355            12            7          249,035
Beginning units                                      0              0              0             0            0            1,819
                                             -------------------------------------------------------------------------------------
Ending units                                    35,379          2,147          1,355            12            7          250,854
                                             =====================================================================================
Contracts With Total Expenses of 1.77% (F):
         Units sold                              8,295         12,449         20,700             0            0          182,074
         Units redeemed                              0             (7)             0             0            0           (5,812)
         Units transferred                       2,059            (40)             0             0            0          231,651
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        10,354         12,402         20,700             0            0          407,913
Beginning units                                      0              0              0             0            0           35,605
                                             -------------------------------------------------------------------------------------
Ending units                                    10,354         12,402         20,700             0            0          443,518
                                             =====================================================================================
Contracts With Total Expenses of 1.77% (B):
         Units sold                                  0              0              0             0            0                0
         Units redeemed                              0              0              0             0            0                0
         Units transferred                           0              0              0             0            0                0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0             0            0                0
Beginning units                                      0              0              0             0            0                0
                                             -------------------------------------------------------------------------------------
Ending units                                         0              0              0             0            0                0
                                             =====================================================================================
Contracts With Total Expenses of 1.77% (G):
         Units sold                                  0              0              0             0            0           28,195
         Units redeemed                              0              0              0             0            0          (25,752)
         Units transferred                           0              0              0             0            0          148,955
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0             0            0          151,398
Beginning units                                      0              0              0             0            0           10,966
                                             -------------------------------------------------------------------------------------
Ending units                                         0              0              0             0            0          162,364
                                             =====================================================================================
Contracts With Total Expenses of 1.80%:
         Units sold                                  0              0              0             0            0                0
         Units redeemed                              0              0              0             0            0                0
         Units transferred                           0              0              0             0            0                0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0             0            0                0
Beginning units                                      0              0              0             0            0                0
                                             -------------------------------------------------------------------------------------
Ending units                                         0              0              0             0            0                0
                                             =====================================================================================
Contracts With Total Expenses of 1.95%:
         Units sold                                  0              0              0             0            0           25,091
         Units redeemed                              0              0              0             0            0               (3)
         Units transferred                           0              0              0             0            0           56,914
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0              0              0             0            0           82,002
Beginning units                                      0              0              0             0            0            6,737
                                             -------------------------------------------------------------------------------------
Ending units                                         0              0              0             0            0           88,739
                                             =====================================================================================
Contracts With Total Expenses of 1.97%:
         Units sold                             11,431            904          4,246            12            7           93,375
         Units redeemed                              0              0              0             0            0           (6,943)
         Units transferred                        (135)             0              0             0            0           16,840
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        11,296            904          4,246            12            7          103,272
Beginning units                                      0              0              0             0            0                1
                                             -------------------------------------------------------------------------------------
Ending units                                    11,296            904          4,246            12            7          103,273
                                             =====================================================================================

                                              Emerging   Growth and               Conservative  Conservative   Equity      Flexible
                                               Growth      Income     Balanced      Balanced      Growth       Income       Income
                                             Portfolio   Portfolio    Portfolio    Portfolio     Portfolio      Fund      Portfolio
                                             (Class II)  (Class II)   (Class 1)    (Class 1)     (Class 1)    (Class 1)   (Class 1)
                                             --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                 0           0             0           0               0          0           0
         Units redeemed                             0           0             0           0               0          0           0
         Units transferred                          0           0             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0             0           0               0          0           0
Beginning units                                     0           0             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Ending units                                        0           0             0           0               0          0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.72%:
         Units sold                            78,976     148,274             0           0               0          0           0
         Units redeemed                        (6,115)     (2,244)            0           0               0          0           0
         Units transferred                     28,220      42,299             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding      101,081     188,329             0           0               0          0           0
Beginning units                                   132         271             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Ending units                                  101,213     188,600             0           0               0          0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (F):
         Units sold                            69,746     109,734       133,069           0          67,288          0           0
         Units redeemed                        (2,136)    (17,532)      (53,175)          0         (22,997)         0           0
         Units transferred                     47,856     117,459       109,724           0          65,469          0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding      115,466     209,661       189,618           0         109,760          0           0
Beginning units                                 5,379       8,176        27,799           0          42,760          0           0
                                             --------------------------------------------------------------------------------------
Ending units                                  120,845     217,837       217,417           0         152,520          0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (B):
         Units sold                                 0           0             0           0               0          0           0
         Units redeemed                             0           0             0           0               0          0           0
         Units transferred                          0           0             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0             0           0               0          0           0
Beginning units                                     0           0             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Ending units                                        0           0             0           0               0          0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.77% (G):
         Units sold                            11,052      21,313             0           0               0          0           0
         Units redeemed                        (1,080)     (1,418)            0           0               0          0           0
         Units transferred                     32,291      80,790             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       42,263     100,685             0           0               0          0           0
Beginning units                                 1,065       6,733             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Ending units                                   43,328     107,418             0           0               0          0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.80%:
         Units sold                                 0           0       383,707       1,689         166,988     51,257      60,798
         Units redeemed                             0           0      (201,553)     (7,378)        (30,606)   (13,683)   (117,167)
         Units transferred                          0           0     1,359,707     194,468         754,438    284,618     429,214
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0     1,541,861     188,779         890,820    322,192     372,845
Beginning units                                     0           0       425,063      23,679         180,433     58,313     121,877
                                             --------------------------------------------------------------------------------------
Ending units                                        0           0     1,966,924     212,458       1,071,253    380,505     494,722
                                             ======================================================================================
Contracts With Total Expenses of 1.95%:
         Units sold                                 0           0             0           0               0          0           0
         Units redeemed                             0           0             0           0               0          0           0
         Units transferred                          0           0             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0           0             0           0               0          0           0
Beginning units                                     0           0             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Ending units                                        0           0             0           0               0          0           0
                                             ======================================================================================
Contracts With Total Expenses of 1.97%:
         Units sold                            14,098      32,268             0           0               0          0           0
         Units redeemed                          (208)       (221)            0           0               0          0           0
         Units transferred                      7,130      14,302             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       21,020      46,349             0           0               0          0           0
Beginning units                                     1           1             0           0               0          0           0
                                             --------------------------------------------------------------------------------------
Ending units                                   21,021      46,350             0           0               0          0           0
                                             ======================================================================================

                                                         Growth               International   Mid Cap     Money
                                              Growth    & Income    Income       Growth        Stock      Market
                                               Fund       Fund       Fund         Fund         Fund        Fund
                                             (Class 1)  (Class 1)  (Class 1)    (Class 1)    (Class 1)  (Class 1)
                                             --------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
         Units sold                                0          0          0            0            0          0
         Units redeemed                            0          0          0            0            0          0
         Units transferred                         0          0          0            0            0          0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0          0            0            0          0
Beginning units                                    0          0          0            0            0          0
                                             -------------------------------------------------------------------
Ending units                                       0          0          0            0            0          0
                                             ===================================================================
Contracts With Total Expenses of 1.72%:
         Units sold                                0          0          0            0            0          0
         Units redeemed                            0          0          0            0            0          0
         Units transferred                         0          0          0            0            0          0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0          0            0            0          0
Beginning units                                    0          0          0            0            0          0
                                             -------------------------------------------------------------------
Ending units                                       0          0          0            0            0          0
                                             ===================================================================
Contracts With Total Expenses of 1.77% (F):
         Units sold                                0          0          0            0            0          0
         Units redeemed                            0          0          0            0            0          0
         Units transferred                         0          0          0            0            0          0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0          0            0            0          0
Beginning units                                    0          0          0            0            0          0
                                             -------------------------------------------------------------------
Ending units                                       0          0          0            0            0          0
                                             ===================================================================
Contracts With Total Expenses of 1.77% (B):
         Units sold                                0          0          0            0            0          0
         Units redeemed                            0          0          0            0            0          0
         Units transferred                         0          0          0            0            0          0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0          0            0            0          0
Beginning units                                    0          0          0            0            0          0
                                             -------------------------------------------------------------------
Ending units                                       0          0          0            0            0          0
                                             ===================================================================
Contracts With Total Expenses of 1.77% (G):
         Units sold                                0          0          0            0            0          0
         Units redeemed                            0          0          0            0            0          0
         Units transferred                         0          0          0            0            0          0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0          0            0            0          0
Beginning units                                    0          0          0            0            0          0
                                             -------------------------------------------------------------------
Ending units                                       0          0          0            0            0          0
                                             ===================================================================
Contracts With Total Expenses of 1.80%:
         Units sold                           10,360     15,181      8,534          516        5,619     11,000
         Units redeemed                       (2,116)   (13,811)    (1,559)         (99)      (5,356)    (5,281)
         Units transferred                    24,388    130,159    171,031        8,481       56,434     32,919
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding      32,632    131,529    178,006        8,898       56,697     38,638
Beginning units                                5,665     57,082     46,356          175       22,411     10,619
                                             -------------------------------------------------------------------
Ending units                                  38,297    188,611    224,362        9,073       79,108     49,257
                                             ===================================================================
Contracts With Total Expenses of 1.95%:
         Units sold                                0          0          0            0            0          0
         Units redeemed                            0          0          0            0            0          0
         Units transferred                         0          0          0            0            0          0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0          0            0            0          0
Beginning units                                    0          0          0            0            0          0
                                             -------------------------------------------------------------------
Ending units                                       0          0          0            0            0          0
                                             ===================================================================
Contracts With Total Expenses of 1.97%:
         Units sold                                0          0          0            0            0          0
         Units redeemed                            0          0          0            0            0          0
         Units transferred                         0          0          0            0            0          0
                                             -------------------------------------------------------------------
Increase (decrease) in units outstanding           0          0          0            0            0          0
Beginning units                                    0          0          0            0            0          0
                                             -------------------------------------------------------------------
Ending units                                       0          0          0            0            0          0
                                             ===================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from September 30, 2002 (inception) to December 31, 2002.

(3)  For the period from November 11, 2002 (inception) to December 31, 2002.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY

                         NOTES TO FINANCIAL STATEMENTS

5.       CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                             Short Term  Small Cap  Strategic        U.S.       West Coast             Conservative
                                               Income      Stock     Growth       Government      Equity    Balanced     Balanced
                                              Portfolio  Portfolio  Portfolio  Securities Fund     Fund     Portfolio    Portfolio
                                              (Class 1)  (Class 1)  (Class 1)     (Class 1)     (Class 1)   (Class 2)    (Class 2)
                                             --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                  0          0          0              0            0            0          0
         Units redeemed                              0          0          0              0            0            0          0
         Units transferred                           0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0          0              0            0            0          0
Beginning units                                      0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0          0          0              0            0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.40%:
         Units sold                             30,671     25,511    112,827        128,244      158,545            0          0
         Units redeemed                         (3,557)    (3,300)    (7,292)       (95,972)     (16,150)           0          0
         Units transferred                     138,786     48,755    145,720      1,272,369      293,807            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding       165,900     70,966    251,255      1,304,641      436,202            0          0
Beginning units                                  4,605     14,716     43,009        123,734       29,204            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                   170,505     85,682    294,264      1,428,375      465,406            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (A):
         Units sold                                  0          0     86,824              0            0       94,804          0
         Units redeemed                              0          0     (4,230)             0            0          (47)         0
         Units transferred                           0          0    117,811              0            0        1,554          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0    200,405              0            0       96,311          0
Beginning units                                      0          0     18,868              0            0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0          0    219,273              0            0       96,311          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (B):
         Units sold                                  0          0          0              0            0            0          0
         Units redeemed                              0          0          0              0            0            0          0
         Units transferred                           0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0          0              0            0            0          0
Beginning units                                      0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0          0          0              0            0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (C):
         Units sold                                  0          0          0              0            0            0          0
         Units redeemed                              0          0          0              0            0            0          0
         Units transferred                           0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0          0              0            0            0          0
Beginning units                                      0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0          0          0              0            0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (G):
         Units sold                                  0          0          0              0            0            0          0
         Units redeemed                              0          0          0              0            0            0          0
         Units transferred                           0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0          0              0            0            0          0
Beginning units                                      0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0          0          0              0            0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.52% (H):
         Units sold                                  0          0          0              0            0            0          0
         Units redeemed                              0          0          0              0            0            0          0
         Units transferred                           0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0          0              0            0            0          0
Beginning units                                      0          0          0              0            0            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                         0          0          0              0            0            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.55% (D):
         Units sold                             11,951          0     29,060         62,019       15,058            0          0
         Units redeemed                        (20,757)       (59)    (2,491)       (35,513)      (2,226)           0          0
         Units transferred                      38,498      5,546    117,466        235,297       72,732            0          0
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        29,692      5,487    144,035        261,803       85,564            0          0
Beginning units                                  4,057        755     12,378         82,155       24,678            0          0
                                             --------------------------------------------------------------------------------------
Ending units                                    33,749      6,242    156,413        343,958      110,242            0          0
                                             ======================================================================================
Contracts With Total Expenses of 1.55% (E):
         Units sold                                  0          0          0              0            0      574,685     38,732
         Units redeemed                              0          0          0              0            0      (82,490)    (6,497)
         Units transferred                           0          0          0              0            0    1,646,569    150,874
                                             --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0          0          0              0            0    2,138,764    183,109
Beginning units                                      0          0          0              0            0       93,859     36,105
                                             --------------------------------------------------------------------------------------
Ending units                                         0          0          0              0            0    2,232,623    219,214
                                             ======================================================================================

                                             Conservative   Equity    Flexible                 Growth               International
                                                 Growth     Income     Income      Growth    & Income     Income       Growth
                                               Portfolio     Fund     Portfolio     Fund        Fund       Fund         Fund
                                               (Class 2)   (Class 2)  (Class 2)   (Class 2)  (Class 2)   (Class 2)    (Class 2)
                                             ------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                   0           0           0          0          0           0            0
         Units redeemed                               0           0           0          0          0           0            0
         Units transferred                            0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0          0          0           0            0
Beginning units                                       0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Ending units                                          0           0           0          0          0           0            0
                                             ====================================================================================
Contracts With Total Expenses of 1.40%:
         Units sold                                   0           0           0          0          0           0            0
         Units redeemed                               0           0           0          0          0           0            0
         Units transferred                            0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0          0          0           0            0
Beginning units                                       0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Ending units                                          0           0           0          0          0           0            0
                                             ====================================================================================
Contracts With Total Expenses of 1.52% (A):
         Units sold                              22,989           0           0          0          0           0            0
         Units redeemed                               0           0           0          0          0           0            0
         Units transferred                        3,106           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding         26,095           0           0          0          0           0            0
Beginning units                                       0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Ending units                                     26,095           0           0          0          0           0            0
                                             ====================================================================================
Contracts With Total Expenses of 1.52% (B):
         Units sold                                   0           0           0          0          0           0            0
         Units redeemed                               0           0           0          0          0           0            0
         Units transferred                            0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0          0          0           0            0
Beginning units                                       0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Ending units                                          0           0           0          0          0           0            0
                                             ====================================================================================
Contracts With Total Expenses of 1.52% (C):
         Units sold                                   0           0           0          0          0           0            0
         Units redeemed                               0           0           0          0          0           0            0
         Units transferred                            0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0          0          0           0            0
Beginning units                                       0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Ending units                                          0           0           0          0          0           0            0
                                             ====================================================================================
Contracts With Total Expenses of 1.52% (G):
         Units sold                                   0           0           0          0          0           0            0
         Units redeemed                               0           0           0          0          0           0            0
         Units transferred                            0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0          0          0           0            0
Beginning units                                       0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Ending units                                          0           0           0          0          0           0            0
                                             ====================================================================================
Contracts With Total Expenses of 1.52% (H):
         Units sold                                   0           0           0          0          0           0            0
         Units redeemed                               0           0           0          0          0           0            0
         Units transferred                            0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0          0          0           0            0
Beginning units                                       0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Ending units                                          0           0           0          0          0           0            0
                                             ====================================================================================
Contracts With Total Expenses of 1.55% (D):
         Units sold                                   0           0           0          0          0           0            0
         Units redeemed                               0           0           0          0          0           0            0
         Units transferred                            0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0           0           0          0          0           0            0
Beginning units                                       0           0           0          0          0           0            0
                                             ------------------------------------------------------------------------------------
Ending units                                          0           0           0          0          0           0            0
                                             ====================================================================================
Contracts With Total Expenses of 1.55% (E):
         Units sold                             297,033     201,040      58,375     10,920     18,552     108,754        6,483
         Units redeemed                         (31,624)    (20,096)    (38,564)    (4,933)   (10,551)    (30,261)           0
         Units transferred                      635,984     431,066   1,072,641     54,728    138,421     782,890        9,041
                                             ------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        901,393     612,010   1,092,452     60,715    146,422     861,383       15,524
Beginning units                                  57,379      40,294      23,092      3,394      4,551      16,374            2
                                             ------------------------------------------------------------------------------------
Ending units                                    958,772     652,304   1,115,544     64,109    150,973     877,757       15,526
                                             ====================================================================================

                                              Mid Cap    Money     Short Term  Small Cap   Strategic
                                               Stock     Market      Income      Stock       Growth
                                               Fund       Fund     Portfolio   Portfolio   Portfolio
                                             (Class 2)  (Class 2)  (Class 2)   (Class 2)   (Class 2)
                                             -------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
         IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
         Units sold                                 0          0           0           0           0
         Units redeemed                             0          0           0           0           0
         Units transferred                          0          0           0           0           0
                                             --------------------------------------------------------
Increase (decrease) in units outstanding            0          0           0           0           0
Beginning units                                     0          0           0           0           0
                                             --------------------------------------------------------
Ending units                                        0          0           0           0           0
                                             ========================================================
Contracts With Total Expenses of 1.40%:
         Units sold                                 0          0           0           0           0
         Units redeemed                             0          0           0           0           0
         Units transferred                          0          0           0           0           0
                                             --------------------------------------------------------
Increase (decrease) in units outstanding            0          0           0           0           0
Beginning units                                     0          0           0           0           0
                                             --------------------------------------------------------
Ending units                                        0          0           0           0           0
                                             ========================================================
Contracts With Total Expenses of 1.52% (A):
         Units sold                                 0          0           0           0      32,913
         Units redeemed                             0          0           0           0           0
         Units transferred                          0          0           0           0       1,414
                                             --------------------------------------------------------
Increase (decrease) in units outstanding            0          0           0           0      34,327
Beginning units                                     0          0           0           0           0
                                             --------------------------------------------------------
Ending units                                        0          0           0           0      34,327
                                             ========================================================
Contracts With Total Expenses of 1.52% (B):
         Units sold                                 0          0           0           0           0
         Units redeemed                             0          0           0           0           0
         Units transferred                          0          0           0           0           0
                                             --------------------------------------------------------
Increase (decrease) in units outstanding            0          0           0           0           0
Beginning units                                     0          0           0           0           0
                                             --------------------------------------------------------
Ending units                                        0          0           0           0           0
                                             ========================================================
Contracts With Total Expenses of 1.52% (C):
         Units sold                                 0          0           0           0           0
         Units redeemed                             0          0           0           0           0
         Units transferred                          0          0           0           0           0
                                             --------------------------------------------------------
Increase (decrease) in units outstanding            0          0           0           0           0
Beginning units                                     0          0           0           0           0
                                             --------------------------------------------------------
Ending units                                        0          0           0           0           0
                                             ========================================================
Contracts With Total Expenses of 1.52% (G):
         Units sold                                 0          0           0           0           0
         Units redeemed                             0          0           0           0           0
         Units transferred                          0          0           0           0           0
                                             --------------------------------------------------------
Increase (decrease) in units outstanding            0          0           0           0           0
Beginning units                                     0          0           0           0           0
                                             --------------------------------------------------------
Ending units                                        0          0           0           0           0
                                             ========================================================
Contracts With Total Expenses of 1.52% (H):
         Units sold                                 0          0           0           0           0
         Units redeemed                             0          0           0           0           0
         Units transferred                          0          0           0           0           0
                                             --------------------------------------------------------
Increase (decrease) in units outstanding            0          0           0           0           0
Beginning units                                     0          0           0           0           0
                                             --------------------------------------------------------
Ending units                                        0          0           0           0           0
                                             ========================================================
Contracts With Total Expenses of 1.55% (D):
         Units sold                                 0          0           0           0           0
         Units redeemed                             0          0           0           0           0
         Units transferred                          0          0           0           0           0
                                             --------------------------------------------------------
Increase (decrease) in units outstanding            0          0           0           0           0
Beginning units                                     0          0           0           0           0
                                             --------------------------------------------------------
Ending units                                        0          0           0           0           0
                                             ========================================================
Contracts With Total Expenses of 1.55% (E):
         Units sold                            10,516     15,404      57,393       8,595      75,631
         Units redeemed                        (2,080)   (46,740)     (2,602)     (2,325)     (6,609)
         Units transferred                     51,846    621,633     106,686      22,416     118,761
                                             --------------------------------------------------------
Increase (decrease) in units outstanding       60,282    590,297     161,477      28,686     187,783
Beginning units                                 4,582     21,359       2,421       3,287       9,248
                                             --------------------------------------------------------
Ending units                                   64,864    611,656     163,898      31,973     197,031
                                             ========================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

    For the year ended December 31, 2002.

                                             Short Term  Small Cap  Strategic       U.S.        West Coast            Conservative
                                               Income      Stock     Growth      Government      Equity     Balanced    Balanced
                                              Portfolio  Portfolio  Portfolio  Securities Fund    Fund      Portfolio   Portfolio
                                              (Class 1)  (Class 1)  (Class 1)     (Class 1)     (Class 1)   (Class 2)   (Class 2)
                                             -------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0          0          0                0           0    267,107       22,687
     Units redeemed                                   0          0          0                0           0    (18,627)      (1,602)
     Units transferred                                0          0          0                0           0  1,240,136      102,576
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0                0           0  1,488,616      123,661
Beginning units                                       0          0          0                0           0     81,902            2
                                             -------------------------------------------------------------------------------------
Ending units                                          0          0          0                0           0  1,570,518      123,663
                                             =====================================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                       0          0          0                0           0          0            0
     Units redeemed                                   0          0          0                0           0          0            0
     Units transferred                                0          0          0                0           0          0            0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0                0           0          0            0
Beginning units                                       0          0          0                0           0          0            0
                                             -------------------------------------------------------------------------------------
Ending units                                          0          0          0                0           0          0            0
                                             =====================================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                       0          0     11,554                0           0     13,481            0
     Units redeemed                                   0          0     (1,990)               0           0          0            0
     Units transferred                                0          0     72,763                0           0        157            0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0     82,327                0           0     13,638            0
Beginning units                                       0          0     36,506                0           0          0            0
                                             -------------------------------------------------------------------------------------
Ending units                                          0          0    118,833                0           0     13,638            0
                                             =====================================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                       0          0          0                0           0          0            0
     Units redeemed                                   0          0          0                0           0          0            0
     Units transferred                                0          0          0                0           0          0            0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0                0           0          0            0
Beginning units                                       0          0          0                0           0          0            0
                                             -------------------------------------------------------------------------------------
Ending units                                          0          0          0                0           0          0            0
                                             =====================================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                       0          0          0                0           0          0            0
     Units redeemed                                   0          0          0                0           0          0            0
     Units transferred                                0          0          0                0           0          0            0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0                0           0          0            0
Beginning units                                       0          0          0                0           0          0            0
                                             -------------------------------------------------------------------------------------
Ending units                                          0          0          0                0           0          0            0
                                             =====================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                     440      3,917     37,574           49,352      18,127          0            0
     Units redeemed                              (2,852)    (1,423)    (1,603)         (21,710)     (6,341)         0            0
     Units transferred                          116,140     26,926     65,649          344,705     129,562          0            0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding        113,728     29,420    101,620          372,347     141,348          0            0
Beginning units                                  11,940      3,471     27,642           74,564      36,362          0            0
                                             -------------------------------------------------------------------------------------
Ending units                                    125,668     32,891    129,262          446,911     177,710          0            0
                                             =====================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                       0          0          0                0           0    235,544        3,722
     Units redeemed                                   0          0          0                0           0    (77,298)         (73)
     Units transferred                                0          0          0                0           0    356,731       45,600
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0                0           0    514,977       49,249
Beginning units                                       0          0          0                0           0     16,660          818
                                             -------------------------------------------------------------------------------------
Ending units                                          0          0          0                0           0    531,637       50,067
                                             =====================================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                       0          0          0                0           0          0            0
     Units redeemed                                   0          0          0                0           0          0            0
     Units transferred                                0          0          0                0           0          0            0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding              0          0          0                0           0          0            0
Beginning units                                       0          0          0                0           0          0            0
                                             -------------------------------------------------------------------------------------
Ending units                                          0          0          0                0           0          0            0
                                             =====================================================================================

                                             Conservative   Equity     Flexible               Growth               International
                                                Growth      Income      Income    Growth     & Income    Income        Growth
                                              Portfolio      Fund     Portfolio    Fund        Fund       Fund          Fund
                                              (Class 2)    (Class 2)  (Class 2)  (Class 2)   (Class 2)  (Class 2)    (Class 2)
                                             -----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                   150,695      4,138     51,810       7,134        418     17,805          1,305
     Units redeemed                               (10,900)      (312)      (591)     (1,687)    (2,368)    (1,449)             0
     Units transferred                            406,161     66,876     56,674      37,020     43,095    137,458           (296)
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding          545,956     70,702    107,893      42,467     41,145    153,814          1,009
Beginning units                                    66,343      3,684      4,220         965          2     18,278              2
                                             -----------------------------------------------------------------------------------
Ending units                                      612,299     74,386    112,113      43,432     41,147    172,092          1,011
                                             ===================================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                         0          0          0           0          0          0              0
     Units redeemed                                     0          0          0           0          0          0              0
     Units transferred                                  0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0          0           0          0          0              0
Beginning units                                         0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Ending units                                            0          0          0           0          0          0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                     4,569          0          0           0          0          0              0
     Units redeemed                                     0          0          0           0          0          0              0
     Units transferred                                  0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding            4,569          0          0           0          0          0              0
Beginning units                                         0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Ending units                                        4,569          0          0           0          0          0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                         0          0          0           0          0          0              0
     Units redeemed                                     0          0          0           0          0          0              0
     Units transferred                                  0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0          0           0          0          0              0
Beginning units                                         0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Ending units                                            0          0          0           0          0          0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                         0          0          0           0          0          0              0
     Units redeemed                                     0          0          0           0          0          0              0
     Units transferred                                  0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0          0           0          0          0              0
Beginning units                                         0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Ending units                                            0          0          0           0          0          0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                         0          0          0           0          0          0              0
     Units redeemed                                     0          0          0           0          0          0              0
     Units transferred                                  0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0          0           0          0          0              0
Beginning units                                         0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Ending units                                            0          0          0           0          0          0              0
                                             ===================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                   193,472     66,888     35,450       9,614     18,172     76,726          7,951
     Units redeemed                                (7,998)    (1,418)    (2,362)       (255)      (192)    (2,208)          (200)
     Units transferred                            307,267    185,607    134,546      11,460     55,353    171,630            435
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding          492,741    251,077    167,634      20,819     73,333    246,148          8,186
Beginning units                                    18,040     13,192        536          41     13,991     28,322              2
                                             -----------------------------------------------------------------------------------
Ending units                                      510,781    264,269    168,170      20,860     87,324    274,470          8,188
                                             ===================================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                         0          0          0           0          0          0              0
     Units redeemed                                     0          0          0           0          0          0              0
     Units transferred                                  0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0          0          0           0          0          0              0
Beginning units                                         0          0          0           0          0          0              0
                                             -----------------------------------------------------------------------------------
Ending units                                            0          0          0           0          0          0              0
                                             ===================================================================================

                                              Mid Cap      Money      Short Term    Small Cap     Strategic
                                               Stock       Market       Income        Stock        Growth
                                               Fund         Fund      Portfolio     Portfolio     Portfolio
                                             (Class 2)   (Class 2)    (Class 2)     (Class 2)     (Class 2)
                                             --------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                  2,300           0          2,280        1,932       22,571
     Units redeemed                                  0        (418)           (29)      (1,203)        (404)
     Units transferred                           6,189     167,904          1,061       19,263       30,632
                                             --------------------------------------------------------------
Increase (decrease) in units outstanding         8,489     167,486          3,312       19,992       52,799
Beginning units                                      2       6,135            850        1,204       26,020
                                             --------------------------------------------------------------
Ending units                                     8,491     173,621          4,162       21,196       78,819
                                             ==============================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                      0           0              0            0            0
     Units redeemed                                  0           0              0            0            0
     Units transferred                               0           0              0            0            0
                                             --------------------------------------------------------------
Increase (decrease) in units outstanding             0           0              0            0            0
Beginning units                                      0           0              0            0            0
                                             --------------------------------------------------------------
Ending units                                         0           0              0            0            0
                                             ==============================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                      0           0              0            0           24
     Units redeemed                                  0           0              0            0            0
     Units transferred                               0           0              0            0            0
                                             --------------------------------------------------------------
Increase (decrease) in units outstanding             0           0              0            0           24
Beginning units                                      0           0              0            0            0
                                             --------------------------------------------------------------
Ending units                                         0           0              0            0           24
                                             ==============================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                      0           0              0            0            0
     Units redeemed                                  0           0              0            0            0
     Units transferred                               0           0              0            0            0
                                             --------------------------------------------------------------
Increase (decrease) in units outstanding             0           0              0            0            0
Beginning units                                      0           0              0            0            0
                                             --------------------------------------------------------------
Ending units                                         0           0              0            0            0
                                             ==============================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                      0           0              0            0            0
     Units redeemed                                  0           0              0            0            0
     Units transferred                               0           0              0            0            0
                                             --------------------------------------------------------------
Increase (decrease) in units outstanding             0           0              0            0            0
Beginning units                                      0           0              0            0            0
                                             --------------------------------------------------------------
Ending units                                         0           0              0            0            0
                                             ==============================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                      0           0              0            0            0
     Units redeemed                                  0           0              0            0            0
     Units transferred                               0           0              0            0            0
                                             --------------------------------------------------------------
Increase (decrease) in units outstanding             0           0              0            0            0
Beginning units                                      0           0              0            0            0
                                             --------------------------------------------------------------
Ending units                                         0           0              0            0            0
                                             ==============================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                 19,365           0         12,277        3,622       10,474
     Units redeemed                             (1,046)         (3)          (240)          (1)        (311)
     Units transferred                          23,179      21,417         12,156        3,996       16,993
                                             --------------------------------------------------------------
Increase (decrease) in units outstanding        41,498      21,414         24,193        7,617       27,156
Beginning units                                    940       5,174            114            2        1,123
                                             --------------------------------------------------------------
Ending units                                    42,438      26,588         24,307        7,619       28,279
                                             ==============================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                      0           0              0            0            0
     Units redeemed                                  0           0              0            0            0
     Units transferred                               0           0              0            0            0
                                             --------------------------------------------------------------
Increase (decrease) in units outstanding             0           0              0            0            0
Beginning units                                      0           0              0            0            0
                                             --------------------------------------------------------------
Ending units                                         0           0              0            0            0
                                             ==============================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

     For the year ended December 31, 2002.

                                                                           Nations     Nations    Nations     Nations     Marsico
                                                  U.S.        West Coast    Asset      Capital  High Yield International  Focused
                                               Government      Equity     Allocation   Growth      Bond        Value     Equities
                                             Securities Fund    Fund      Portfolio   Portfolio Portfolio     Portfolio  Portfolio
                                                (Class 2)     (Class 2)   (Class B)   (Class B) (Class B)     (Class B)  (Class B)
                                             -------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                            0           0           0          0          0             0         0
     Units redeemed                                        0           0           0          0          0             0         0
     Units transferred                                     0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0           0           0          0          0             0         0
Beginning units                                            0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Ending units                                               0           0           0          0          0             0         0
                                             =====================================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                            0           0           0          0          0             0         0
     Units redeemed                                        0           0           0          0          0             0         0
     Units transferred                                     0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0           0           0          0          0             0         0
Beginning units                                            0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Ending units                                               0           0           0          0          0             0         0
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                            0           0           0          0      4,034             0    11,345
     Units redeemed                                        0           0           0          0          0             0         0
     Units transferred                                     0           0           0          0          0             0        (1)
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0           0           0          0      4,034             0    11,344
Beginning units                                            0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Ending units                                               0           0           0          0      4,034             0    11,344
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                            0           0       8,780        761     27,020        37,044    82,482
     Units redeemed                                        0           0      (1,396)    (1,237)    (4,803)       (9,742)   (8,502)
     Units transferred                                     0           0      13,927     18,175     73,857        87,846   131,241
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0           0      21,311     17,699     96,074       115,148   205,221
Beginning units                                            0           0       4,265     13,990     79,077       108,216   110,281
                                             -------------------------------------------------------------------------------------
Ending units                                               0           0      25,576     31,689    175,151       223,364   315,502
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                            0           0           0          0     35,730        62,210   139,916
     Units redeemed                                        0           0           0          0       (199)         (500)   (1,081)
     Units transferred                                     0           0           0          0     11,561        23,985    52,358
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0           0           0          0     47,092        85,695   191,193
Beginning units                                            0           0           0          0      9,500         2,009     5,551
                                             -------------------------------------------------------------------------------------
Ending units                                               0           0           0          0     56,592        87,704   196,744
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                            0           0           0          0          0             0         0
     Units redeemed                                        0           0           0          0          0             0         0
     Units transferred                                     0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0           0           0          0          0             0         0
Beginning units                                            0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Ending units                                               0           0           0          0          0             0         0
                                             =====================================================================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                            0           0           0          0          0             0         0
     Units redeemed                                        0           0           0          0          0             0         0
     Units transferred                                     0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0           0           0          0          0             0         0
Beginning units                                            0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Ending units                                               0           0           0          0          0             0         0
                                             =====================================================================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                            0           0           0          0          0             0         0
     Units redeemed                                        0           0           0          0          0             0         0
     Units transferred                                     0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                   0           0           0          0          0             0         0
Beginning units                                            0           0           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Ending units                                               0           0           0          0          0             0         0
                                             =====================================================================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                      137,808      78,053           0          0          0             0         0
     Units redeemed                                  (34,222)     (3,723)          0          0          0             0         0
     Units transferred                             1,239,908     138,832           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Increase (decrease) in units outstanding           1,343,494     213,162           0          0          0             0         0
Beginning units                                       90,321       4,021           0          0          0             0         0
                                             -------------------------------------------------------------------------------------
Ending units                                       1,433,815     217,183           0          0          0             0         0
                                             =====================================================================================

                                              Nations      Nations      Marsico       Nations   Nations
                                              Marsico      Marsico    International    MidCap    Small     Nations     Asset
                                               Growth   21st Century  Opportunities   Growth    Company     Value    Allocation
                                             Portfolio    Portfolio    Portfolio     Portfolio Portfolio  Portfolio    Series
                                             (Class B)    (Class B)     (Class B)    (Class B) (Class B)  (Class B)   (Class A)
                                             ----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                      0             0              0          0         0          0      34,505
     Units redeemed                                  0             0              0          0         0          0    (342,074)
     Units transferred                               0             0              0          0         0          0      44,781
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0              0          0         0          0    (262,788)
Beginning units                                      0             0              0          0         0          0   2,764,996
                                             ----------------------------------------------------------------------------------
Ending units                                         0             0              0          0         0          0   2,502,208
                                             ==================================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                      0             0              0          0         0          0         297
     Units redeemed                                  0             0              0          0         0          0     (12,736)
     Units transferred                               0             0              0          0         0          0         224
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0              0          0         0          0     (12,215)
Beginning units                                      0             0              0          0         0          0      93,477
                                             ----------------------------------------------------------------------------------
Ending units                                         0             0              0          0         0          0      81,262
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                      0             0              0          0         0          0           0
     Units redeemed                                  0             0              0          0         0          0           0
     Units transferred                               0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0              0          0         0          0           0
Beginning units                                      0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Ending units                                         0             0              0          0         0          0           0
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                 16,192         3,436          8,587     33,109    47,126     24,474           0
     Units redeemed                            (13,809)       (1,386)           (36)    (4,429)   (3,671)   (11,755)          0
     Units transferred                          80,228         7,171          5,691     57,683    96,811     32,561           0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding        82,611         9,221         14,242     86,363   140,266     45,280           0
Beginning units                                 80,197        18,229            700     22,262    33,719     79,418           0
                                             ----------------------------------------------------------------------------------
Ending units                                   162,808        27,450         14,942    108,625   173,985    124,698           0
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                      0             0              0          0         0          0           0
     Units redeemed                                  0             0              0          0         0          0           0
     Units transferred                               0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0              0          0         0          0           0
Beginning units                                      0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Ending units                                         0             0              0          0         0          0           0
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                      0             0              0          0         0          0           0
     Units redeemed                                  0             0              0          0         0          0           0
     Units transferred                               0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0              0          0         0          0           0
Beginning units                                      0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Ending units                                         0             0              0          0         0          0           0
                                             ==================================================================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                      0             0              0          0         0          0           0
     Units redeemed                                  0             0              0          0         0          0           0
     Units transferred                               0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0              0          0         0          0           0
Beginning units                                      0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Ending units                                         0             0              0          0         0          0           0
                                             ==================================================================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                      0             0              0          0         0          0           0
     Units redeemed                                  0             0              0          0         0          0           0
     Units transferred                               0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0              0          0         0          0           0
Beginning units                                      0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Ending units                                         0             0              0          0         0          0           0
                                             ==================================================================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                      0             0              0          0         0          0           0
     Units redeemed                                  0             0              0          0         0          0           0
     Units transferred                               0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding             0             0              0          0         0          0           0
Beginning units                                      0             0              0          0         0          0           0
                                             ----------------------------------------------------------------------------------
Ending units                                         0             0              0          0         0          0           0
                                             ==================================================================================

                                                Cash                      Growth-     High-Yield
                                             Management       Growth      Income         Bond        International
                                               Series         Series      Series        Series           Series
                                             (Class A)      (Class A)    (Class A)     (Class A)       (Class A)
                                             ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                   22,996        39,774       60,575         8,744            42,302
     Units redeemed                             (888,178)     (578,907)    (793,943)     (135,674)         (664,914)
     Units transferred                           647,444      (333,807)    (179,176)       (4,196)         (292,744)
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding        (217,738)     (872,940)    (912,544)     (131,126)         (915,356)
Beginning units                                2,199,390     5,378,707    7,072,306     1,107,860         5,137,934
                                             ----------------------------------------------------------------------
Ending units                                   1,981,652     4,505,767    6,159,762       976,734         4,222,578
                                             ======================================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                    4,938           194          383            54                25
     Units redeemed                              (93,339)      (22,861)     (23,396)       (2,143)          (14,546)
     Units transferred                            76,702       (11,293)      (8,794)        1,265           (11,592)
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding         (11,699)      (33,960)     (31,807)         (824)          (26,113)
Beginning units                                   34,801       197,512      251,656        25,724           192,121
                                             ----------------------------------------------------------------------
Ending units                                      23,102       163,552      219,849        24,900           166,008
                                             ======================================================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                        0             0            0             0                 0
     Units redeemed                                    0             0            0             0                 0
     Units transferred                                 0             0            0             0                 0
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0                 0
Beginning units                                        0             0            0             0                 0
                                             ----------------------------------------------------------------------
Ending units                                           0             0            0             0                 0
                                             ======================================================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                        0             0            0             0                 0
     Units redeemed                                    0             0            0             0                 0
     Units transferred                                 0             0            0             0                 0
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0                 0
Beginning units                                        0             0            0             0                 0
                                             ----------------------------------------------------------------------
Ending units                                           0             0            0             0                 0
                                             ======================================================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                        0             0            0             0                 0
     Units redeemed                                    0             0            0             0                 0
     Units transferred                                 0             0            0             0                 0
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0                 0
Beginning units                                        0             0            0             0                 0
                                             ----------------------------------------------------------------------
Ending units                                           0             0            0             0                 0
                                             ======================================================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                        0             0            0             0                 0
     Units redeemed                                    0             0            0             0                 0
     Units transferred                                 0             0            0             0                 0
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0                 0
Beginning units                                        0             0            0             0                 0
                                             ----------------------------------------------------------------------
Ending units                                           0             0            0             0                 0
                                             ======================================================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                        0             0            0             0                 0
     Units redeemed                                    0             0            0             0                 0
     Units transferred                                 0             0            0             0                 0
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0                 0
Beginning units                                        0             0            0             0                 0
                                             ----------------------------------------------------------------------
Ending units                                           0             0            0             0                 0
                                             ======================================================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                        0             0            0             0                 0
     Units redeemed                                    0             0            0             0                 0
     Units transferred                                 0             0            0             0                 0
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0                 0
Beginning units                                        0             0            0             0                 0
                                             ----------------------------------------------------------------------
Ending units                                           0             0            0             0                 0
                                             ======================================================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                        0             0            0             0                 0
     Units redeemed                                    0             0            0             0                 0
     Units transferred                                 0             0            0             0                 0
                                             ----------------------------------------------------------------------
Increase (decrease) in units outstanding               0             0            0             0                 0
Beginning units                                        0             0            0             0                 0
                                             ----------------------------------------------------------------------
Ending units                                           0             0            0             0                 0
                                             ======================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

                           VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

     For the year ended December 31, 2002.

                                                                          Nations    Nations    Nations       Nations     Marsico
                                                 U.S.       West Coast    Asset      Capital   High Yield  International  Focused
                                              Government      Equity    Allocation   Growth       Bond         Value     Equities
                                            Securities Fund    Fund      Portfolio  Portfolio   Portfolio    Portfolio   Portfolio
                                               (Class 2)    (Class 2)    (Class B)  (Class B)   (Class B)    (Class B)   (Class B)
                                            --------------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                      37,356     19,774           0          0           0              0         0
     Units redeemed                                  (5,410)    (1,837)          0          0           0              0         0
     Units transferred                              370,277     27,410           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding            402,223     45,347           0          0           0              0         0
Beginning units                                      35,836      1,713           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Ending units                                        438,059     47,060           0          0           0              0         0
                                            ======================================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                           0          0           0          0      83,093        186,645   184,951
     Units redeemed                                       0          0           0          0      (1,256)        (1,478)   (1,166)
     Units transferred                                    0          0           0          0      49,634         47,643    77,865
                                            --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0          0           0          0     131,471        232,810   261,650
Beginning units                                           0          0           0          0         138            750       664
                                            --------------------------------------------------------------------------------------
Ending units                                              0          0           0          0     131,609        233,560   262,314
                                            ======================================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                           0          0           0          0           0              0         0
     Units redeemed                                       0          0           0          0           0              0         0
     Units transferred                                    0          0           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0          0           0          0           0              0         0
Beginning units                                           0          0           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Ending units                                              0          0           0          0           0              0         0
                                            ======================================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                           0          0       1,095        292      14,181          2,056     2,544
     Units redeemed                                       0          0        (156)      (832)     (7,851)        (5,819)   (6,293)
     Units transferred                                    0          0      10,156     12,735      53,439         49,580    70,132
                                            --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0          0      11,095     12,195      59,769         45,817    66,383
Beginning units                                           0          0       2,470     26,021      31,370         42,351    42,331
                                            --------------------------------------------------------------------------------------
Ending units                                              0          0      13,565     38,216      91,139         88,168   108,714
                                            ======================================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                           0          0           0          0           0              0         0
     Units redeemed                                       0          0           0          0           0              0         0
     Units transferred                                    0          0           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0          0           0          0           0              0         0
Beginning units                                           0          0           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Ending units                                              0          0           0          0           0              0         0
                                            ======================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                           0          0           0          0           0              0         0
     Units redeemed                                       0          0           0          0           0              0         0
     Units transferred                                    0          0           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0          0           0          0           0              0         0
Beginning units                                           0          0           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Ending units                                              0          0           0          0           0              0         0
                                            ======================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                       1,906     27,071           0          0           0              0         0
     Units redeemed                                      (3)    (1,150)          0          0           0              0         0
     Units transferred                               94,843     54,417           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding             96,746     80,338           0          0           0              0         0
Beginning units                                       3,371        890           0          0           0              0         0
                                            --------------------------------------------------------------------------------------
Ending units                                        100,117     81,228           0          0           0              0         0
                                            ======================================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                           0          0           0          0      75,203         72,936    97,497
     Units redeemed                                       0          0           0          0      (1,751)          (277)   (6,441)
     Units transferred                                    0          0           0          0      (6,112)        25,623    35,425
                                            --------------------------------------------------------------------------------------
Increase (decrease) in units outstanding                  0          0           0          0      67,340         98,282   126,481
Beginning units                                           0          0           0          0           1              1         1
                                            --------------------------------------------------------------------------------------
Ending units                                              0          0           0          0      67,341         98,283   126,482
                                            ======================================================================================

                                             Nations      Nations       Marsico      Nations    Nations
                                             Marsico      Marsico    International   MidCap      Small     Nations     Asset
                                              Growth   21st Century  Opportunities   Growth    Company      Value    Allocation
                                            Portfolio   Portfolio      Portfolio    Portfolio  Portfolio  Portfolio    Series
                                            (Class B)    (Class B)     (Class B)    (Class B)  (Class B)  (Class B)   (Class A)
                                            -----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                     0             0              0          0          0          0           0
     Units redeemed                                 0             0              0          0          0          0           0
     Units transferred                              0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0             0              0          0          0          0           0
Beginning units                                     0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Ending units                                        0             0              0          0          0          0           0
                                            ===================================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                     0             0              0          0          0          0           0
     Units redeemed                                 0             0              0          0          0          0           0
     Units transferred                              0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0             0              0          0          0          0           0
Beginning units                                     0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Ending units                                        0             0              0          0          0          0           0
                                            ===================================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                     0             0              0          0          0          0           0
     Units redeemed                                 0             0              0          0          0          0           0
     Units transferred                              0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0             0              0          0          0          0           0
Beginning units                                     0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Ending units                                        0             0              0          0          0          0           0
                                            ===================================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                 2,052             0            588      3,907      1,793        959           0
     Units redeemed                            (1,512)         (416)            (3)      (674)    (1,422)      (911)          0
     Units transferred                         30,070         3,040          2,971     19,841     38,776     30,712           0
                                            -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding       30,610         2,624          3,556     23,074     39,147     30,760           0
Beginning units                                39,132        18,933            428     12,888     15,917     50,914           0
                                            -----------------------------------------------------------------------------------
Ending units                                   69,742        21,557          3,984     35,962     55,064     81,674           0
                                            ===================================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                     0             0              0          0          0          0           0
     Units redeemed                                 0             0              0          0          0          0           0
     Units transferred                              0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0             0              0          0          0          0           0
Beginning units                                     0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Ending units                                        0             0              0          0          0          0           0
                                            ===================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                     0             0              0          0          0          0           0
     Units redeemed                                 0             0              0          0          0          0           0
     Units transferred                              0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0             0              0          0          0          0           0
Beginning units                                     0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Ending units                                        0             0              0          0          0          0           0
                                            ===================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                     0             0              0          0          0          0           0
     Units redeemed                                 0             0              0          0          0          0           0
     Units transferred                              0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0             0              0          0          0          0           0
Beginning units                                     0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Ending units                                        0             0              0          0          0          0           0
                                            ===================================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                     0             0              0          0          0          0           0
     Units redeemed                                 0             0              0          0          0          0           0
     Units transferred                              0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Increase (decrease) in units outstanding            0             0              0          0          0          0           0
Beginning units                                     0             0              0          0          0          0           0
                                            -----------------------------------------------------------------------------------
Ending units                                        0             0              0          0          0          0           0
                                            ===================================================================================


                                                  Cash                               Growth-       High-Yield
                                               Management           Growth            Income          Bond         International
                                                 Series             Series            Series         Series            Series
                                               (Class A)          (Class A)         (Class A)       (Class A)         (Class A)
                                              ----------------------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                         0                 0                 0                0                 0
     Units redeemed                                     0                 0                 0                0                 0
     Units transferred                                  0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0                0                 0
Beginning units                                         0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Ending units                                            0                 0                 0                0                 0
                                              ==================================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                         0                 0                 0                0                 0
     Units redeemed                                     0                 0                 0                0                 0
     Units transferred                                  0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0                0                 0
Beginning units                                         0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Ending units                                            0                 0                 0                0                 0
                                              ==================================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                         0                 0                 0                0                 0
     Units redeemed                                     0                 0                 0                0                 0
     Units transferred                                  0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0                0                 0
Beginning units                                         0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Ending units                                            0                 0                 0                0                 0
                                              ==================================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                         0                 0                 0                0                 0
     Units redeemed                                     0                 0                 0                0                 0
     Units transferred                                  0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0                0                 0
Beginning units                                         0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Ending units                                            0                 0                 0                0                 0
                                              ==================================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                         0                 0                 0                0                 0
     Units redeemed                                     0                 0                 0                0                 0
     Units transferred                                  0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0                0                 0
Beginning units                                         0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Ending units                                            0                 0                 0                0                 0
                                              ==================================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                         0                 0                 0                0                 0
     Units redeemed                                     0                 0                 0                0                 0
     Units transferred                                  0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0                0                 0
Beginning units                                         0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Ending units                                            0                 0                 0                0                 0
                                              ==================================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                         0                 0                 0                0                 0
     Units redeemed                                     0                 0                 0                0                 0
     Units transferred                                  0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0                0                 0
Beginning units                                         0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Ending units                                            0                 0                 0                0                 0
                                              ==================================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                         0                 0                 0                0                 0
     Units redeemed                                     0                 0                 0                0                 0
     Units transferred                                  0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Increase (decrease) in units outstanding                0                 0                 0                0                 0
Beginning units                                         0                 0                 0                0                 0
                                              ----------------------------------------------------------------------------------
Ending units                                            0                 0                 0                0                 0
                                              ==================================================================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G) Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                  U.S.
                                               Government/
                                               AAA-Rated            Asset            Global
                                               Securities        Allocation          Growth            Growth
                                                 Series             Fund              Fund              Fund
                                               (Class A)        (Class 2) (1)      (Class 2) (1)    (Class 2) (1)
                                               ------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                   18,972                 0                 0                 0
     Units redeemed                             (350,806)                0                 0                 0
     Units transferred                           712,019                 0                 0                 0
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding         380,185                 0                 0                 0
Beginning units                                2,022,462                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                   2,402,647                 0                 0                 0
                                               ===============================================================
Contracts With Total Expenses of 1.40%:
     Units sold                                        0                 0                 0                 0
     Units redeemed                              (11,910)                0                 0                 0
     Units transferred                            20,447                 0                 0                 0
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding           8,537                 0                 0                 0
Beginning units                                   48,201                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                      56,738                 0                 0                 0
                                               ===============================================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                        0            39,684           102,149           264,766
     Units redeemed                                    0           (12,406)           (3,842)           (6,866)
     Units transferred                                 0         1,004,972           352,888           821,540
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding               0         1,032,250           451,195         1,079,440
Beginning units                                        0                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                           0         1,032,250           451,195         1,079,440
                                               ===============================================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                        0                 0                 0                 0
     Units redeemed                                    0                 0                 0                 0
     Units transferred                                 0                 0                 0                 0
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding               0                 0                 0                 0
Beginning units                                        0                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                           0                 0                 0                 0
                                               ===============================================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                        0                 0                 0                 0
     Units redeemed                                    0                 0                 0                 0
     Units transferred                                 0                 0                 0                 0
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding               0                 0                 0                 0
Beginning units                                        0                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                           0                 0                 0                 0
                                               ===============================================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                        0                 0                 0                 0
     Units redeemed                                    0                 0                 0                 0
     Units transferred                                 0                 0                 0                 0
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding               0                 0                 0                 0
Beginning units                                        0                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                           0                 0                 0                 0
                                               ===============================================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                        0                 0                 0                 0
     Units redeemed                                    0                 0                 0                 0
     Units transferred                                 0                 0                 0                 0
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding               0                 0                 0                 0
Beginning units                                        0                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                           0                 0                 0                 0
                                               ===============================================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                        0                 0                 0                 0
     Units redeemed                                    0                 0                 0                 0
     Units transferred                                 0                 0                 0                 0
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding               0                 0                 0                 0
Beginning units                                        0                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                           0                 0                 0                 0
                                               ===============================================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                        0                 0                 0                 0
     Units redeemed                                    0                 0                 0                 0
     Units transferred                                 0                 0                 0                 0
                                               ---------------------------------------------------------------
Increase (decrease) in units outstanding               0                 0                 0                 0
Beginning units                                        0                 0                 0                 0
                                               ---------------------------------------------------------------
Ending units                                           0                 0                 0                 0
                                               ===============================================================

                                                 Growth-            Growth          Mid Cap
                                                 Income           and Income         Value
                                                  Fund            Portfolio        Portfolio
                                               (Class 2) (1)     (Class VC) (4)  (Class VC) (4)
                                               ------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.30%:
     Units sold                                         0                 0                0
     Units redeemed                                     0                 0                0
     Units transferred                                  0                 0                0
                                               ---------------------------------------------
Increase (decrease) in units outstanding                0                 0                0
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                            0                 0                0
                                               =============================================
Contracts With Total Expenses of 1.40%:
     Units sold                                         0                 0                0
     Units redeemed                                     0                 0                0
     Units transferred                                  0                 0                0
                                               ---------------------------------------------
Increase (decrease) in units outstanding                0                 0                0
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                            0                 0                0
                                               =============================================
Contracts With Total Expenses of 1.52% (A):
     Units sold                                   346,255           280,238           64,074
     Units redeemed                               (12,266)          (41,057)         (29,203)
     Units transferred                          1,507,960         2,073,679        1,640,479
                                               ---------------------------------------------
Increase (decrease) in units outstanding        1,841,949         2,312,860        1,675,350
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                    1,841,949         2,312,860        1,675,350
                                               =============================================
Contracts With Total Expenses of 1.52% (B):
     Units sold                                         0                 0                0
     Units redeemed                                     0                 0                0
     Units transferred                                  0                 0                0
                                               ---------------------------------------------
Increase (decrease) in units outstanding                0                 0                0
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                            0                 0                0
                                               =============================================
Contracts With Total Expenses of 1.52% (C):
     Units sold                                         0             2,593                0
     Units redeemed                                     0                (1)               0
     Units transferred                                  0               272                0
                                               ---------------------------------------------
Increase (decrease) in units outstanding                0             2,864                0
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                            0             2,864                0
                                               =============================================
Contracts With Total Expenses of 1.52% (G):
     Units sold                                         0                 0                0
     Units redeemed                                     0                 0                0
     Units transferred                                  0                 0                0
                                               ---------------------------------------------
Increase (decrease) in units outstanding                0                 0                0
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                            0                 0                0
                                               =============================================
Contracts With Total Expenses of 1.52% (H):
     Units sold                                         0                 0                0
     Units redeemed                                     0                 0                0
     Units transferred                                  0                 0                0
                                               ---------------------------------------------
Increase (decrease) in units outstanding                0                 0                0
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                            0                 0                0
                                               =============================================
Contracts With Total Expenses of 1.55% (D):
     Units sold                                         0                 0                0
     Units redeemed                                     0                 0                0
     Units transferred                                  0                 0                0
                                               ---------------------------------------------
Increase (decrease) in units outstanding                0                 0                0
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                            0                 0                0
                                               =============================================
Contracts With Total Expenses of 1.55% (E):
     Units sold                                         0                 0                0
     Units redeemed                                     0                 0                0
     Units transferred                                  0                 0                0
                                               ---------------------------------------------
Increase (decrease) in units outstanding                0                 0                0
Beginning units                                         0                 0                0
                                               ---------------------------------------------
Ending units                                            0                 0                0
                                               =============================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from September 30, 2002 (inception) to December 31, 2002.

(4)  For the period from May 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

5.  CHANGES IN UNITS OUTSTANDING (continued)

         For the year ended December 31, 2002.

                                                   U.S.
                                               Government/
                                                AAA-Rated            Asset              Global
                                                Securities        Allocation            Growth            Growth
                                                  Series             Fund                Fund              Fund
                                                (Class A)         (Class 2) (1)       (Class 2) (1)     (Class 2) (1)
                                               ----------------------------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                          0                 0                 0                 0
     Units redeemed                                      0                 0                 0                 0
     Units transferred                                   0                 0                 0                 0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding                 0                 0                 0                 0
Beginning units                                          0                 0                 0                 0
                                               -----------------------------------------------------------------
Ending units                                             0                 0                 0                 0
                                               =================================================================
Contracts With Total Expenses of 1.72%:
     Units sold                                          0                 0            12,049            31,379
     Units redeemed                                      0                 0                (2)             (112)
     Units transferred                                   0                 0                83             2,619
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding                 0                 0            12,130            33,886
Beginning units                                          0                 0                 0                 0
                                               -----------------------------------------------------------------
Ending units                                             0                 0            12,130            33,886
                                               =================================================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                          0             7,040            12,023            42,457
     Units redeemed                                      0                (3)             (108)             (214)
     Units transferred                                   0            47,203             6,697            12,259
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding                 0            54,240            18,612            54,502
Beginning units                                          0                 0                 0                 0
                                               -----------------------------------------------------------------
Ending units                                             0            54,240            18,612            54,502
                                               =================================================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                          0                 0                 0                 0
     Units redeemed                                      0                 0                 0                 0
     Units transferred                                   0                 0                 0                 0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding                 0                 0                 0                 0
Beginning units                                          0                 0                 0                 0
                                               -----------------------------------------------------------------
Ending units                                             0                 0                 0                 0
                                               =================================================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                          0                 0                 0                 0
     Units redeemed                                      0                 0                 0                 0
     Units transferred                                   0                 0                 0                 0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding                 0                 0                 0                 0
Beginning units                                          0                 0                 0                 0
                                               -----------------------------------------------------------------
Ending units                                             0                 0                 0                 0
                                               =================================================================
Contracts With Total Expenses of 1.80%:
     Units sold                                          0                 0                 0                 0
     Units redeemed                                      0                 0                 0                 0
     Units transferred                                   0                 0                 0                 0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding                 0                 0                 0                 0
Beginning units                                          0                 0                 0                 0
                                               -----------------------------------------------------------------
Ending units                                             0                 0                 0                 0
                                               =================================================================
Contracts With Total Expenses of 1.95%:
     Units sold                                          0                 0                 0                 0
     Units redeemed                                      0                 0                 0                 0
     Units transferred                                   0                 0                 0                 0
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding                 0                 0                 0                 0
Beginning units                                          0                 0                 0                 0
                                               -----------------------------------------------------------------
Ending units                                             0                 0                 0                 0
                                               =================================================================
Contracts With Total Expenses of 1.97%:
     Units sold                                          0                 0             5,981            17,735
     Units redeemed                                      0                 0                 0                 0
     Units transferred                                   0                 0               (35)               30
                                               -----------------------------------------------------------------
Increase (decrease) in units outstanding                 0                 0             5,946            17,765
Beginning units                                          0                 0                 0                 0
                                               -----------------------------------------------------------------
Ending units                                             0                 0             5,946            17,765
                                               =================================================================

                                                 Growth-           Growth          Mid Cap
                                                 Income          and Income         Value
                                                  Fund           Portfolio        Portfolio
                                               (Class 2) (1)    (Class VC) (4)   (Class VC) (4)
                                               ------------------------------------------------
ANALYSIS OF INCREASE (DECREASE)
     IN UNITS OUTSTANDING:
Contracts With Total Expenses of 1.70%:
     Units sold                                       0                 0                0
     Units redeemed                                   0                 0                0
     Units transferred                                0                 0                0
                                               -------------------------------------------
Increase (decrease) in units outstanding              0                 0                0
Beginning units                                       0                 0                0
                                               -------------------------------------------
Ending units                                          0                 0                0
                                               ===========================================
Contracts With Total Expenses of 1.72%:
     Units sold                                  57,298             9,339                0
     Units redeemed                                (138)               (1)               0
     Units transferred                            4,851             4,805                0
                                               -------------------------------------------
Increase (decrease) in units outstanding         62,011            14,143                0
Beginning units                                       0                 0                0
                                               -------------------------------------------
Ending units                                     62,011            14,143                0
                                               ===========================================
Contracts With Total Expenses of 1.77% (F):
     Units sold                                  42,268            54,861           11,215
     Units redeemed                                (220)              (55)            (189)
     Units transferred                           25,149            45,942           36,157
                                               -------------------------------------------
Increase (decrease) in units outstanding         67,197           100,748           47,183
Beginning units                                       0                 0                0
                                               -------------------------------------------
Ending units                                     67,197           100,748           47,183
                                               ===========================================
Contracts With Total Expenses of 1.77% (B):
     Units sold                                       0                 0                0
     Units redeemed                                   0                 0                0
     Units transferred                                0                 0                0
                                               -------------------------------------------
Increase (decrease) in units outstanding              0                 0                0
Beginning units                                       0                 0                0
                                               -------------------------------------------
Ending units                                          0                 0                0
                                               ===========================================
Contracts With Total Expenses of 1.77% (G):
     Units sold                                       0                 0                0
     Units redeemed                                   0                 0                0
     Units transferred                                0                 0                0
                                               -------------------------------------------
Increase (decrease) in units outstanding              0                 0                0
Beginning units                                       0                 0                0
                                               -------------------------------------------
Ending units                                          0                 0                0
                                               ===========================================
Contracts With Total Expenses of 1.80%:
     Units sold                                       0                 0                0
     Units redeemed                                   0                 0                0
     Units transferred                                0                 0                0
                                               -------------------------------------------
Increase (decrease) in units outstanding              0                 0                0
Beginning units                                       0                 0                0
                                               -------------------------------------------
Ending units                                          0                 0                0
                                               ===========================================
Contracts With Total Expenses of 1.95%:
     Units sold                                       0                 0                0
     Units redeemed                                   0                 0                0
     Units transferred                                0                 0                0
                                               -------------------------------------------
Increase (decrease) in units outstanding              0                 0                0
Beginning units                                       0                 0                0
                                               -------------------------------------------
Ending units                                          0                 0                0
                                               ===========================================
Contracts With Total Expenses of 1.97%:
     Units sold                                  21,566             1,242                0
     Units redeemed                                   0                (1)               0
     Units transferred                              (62)                0                0
                                               -------------------------------------------
Increase (decrease) in units outstanding         21,504             1,241                0
Beginning units                                       0                 0                0
                                               -------------------------------------------
Ending units                                     21,504             1,241                0
                                               ===========================================

(A) Offered in Polaris, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(B)  Offered in PolarisAmerica product.

(C)  Offered in Polaris Choice Product.

(D)  Offered in Diversified Strategies product.

(E)  Offered in Diversified Strategies III product.

(F) Offered in Polaris Choice, Platinum, Protector, Platinum II, Polaris Choice II and Polaris Advisor products.

(G)  Offered in Polaris II product.

(H)  Offered in Polaris Choice II and Polaris Advisor product.

(1)  For the period from September 30, 2002 (inception) to December 31, 2002.

(4)  For the period from May 1, 2002 (inception) to December 31, 2002.

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES

     A summary of unit values and units outstanding for the variable accounts and the expense ratios, excluding expenses of the underlying funds, total return and investment income ratios for the periods ended December 31, 2003, 2002 and 2001, follows:

                               At December 31
    --------------------------------------------------------------------                For the Year Ended December 31
                                    Unit Fair Value                         Expense Ratio  Investment         Total Return
                                       Lowest to             Net Assets        Lowest        Income             Lowest to
Year          Units                 Highest ($)(15)             ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------      -------------------------   -------------   --------------  ----------  ---------------------------
Asset Allocation Portfolio (Class 1)
2003        19,778,098         20.41     to    20.55         406,341,547   1.52% to 1.77%     3.56%     20.90%      to   21.21%
2002        22,596,627         16.88     to    16.95         383,026,126   1.52% to 1.77%     3.58%     -9.16%      to   -8.94%
2001        26,490,821         18.58     to    18.61         493,103,920   1.52% to 1.77%     3.25%     -4.45%      to   -4.29%

Capital Appreciation Portfolio (Class 1)
2003        27,625,806          9.02     to    33.60(16)     911,917,258   1.52% to 1.77%     0.00%     29.93%      to   30.26%
2002        30,996,689          6.67     to    25.79         788,499,972   1.52% to 1.77%     0.00%    -24.02%      to  -23.83%
2001        37,971,758          8.75     to    33.86       1,282,089,364   1.52% to 1.77%     0.24%    -14.14%      to   -8.61%(7)

Government and Quality Bond Portfolio (Class 1)
2003        28,398,316         11.30     to    16.66         469,029,141   1.52% to 1.77%     3.81%      0.72%      to    0.98%
2002        38,452,613         11.22     to    16.50         630,595,043   1.52% to 1.77%     3.87%      7.39%      to    7.66%
2001        32,076,434         10.44     to    15.33         490,147,870   1.52% to 1.77%     4.79%      4.44%(7)   to    5.31%

Growth Portfolio (Class 1)
2003        14,192,988         26.50     to    26.69         378,795,802   1.52% to 1.77%     0.55%     27.64%      to   27.96%
2002        15,679,505         20.76     to    20.86         327,038,132   1.52% to 1.77%     0.36%    -23.53%      to  -23.34%
2001        18,606,872         27.14     to    27.21         506,246,265   1.52% to 1.77%     0.14%    -14.60%      to  -14.40%

Natural Resources Portfolio (Class 1)
2003         4,047,710         22.09     to    22.25          90,042,277   1.52% to 1.77%     0.71%     45.13%      to   45.50%
2002         4,559,166         15.22     to    15.29          69,713,852   1.52% to 1.77%     0.84%      6.50%      to    6.75%
2001         3,952,336         14.29     to    14.33          56,619,278   1.52% to 1.77%     0.42%     -2.83%      to   -2.58%

Asset Allocation Portfolio (Class 2)
2003           622,230         20.30     to    20.48          12,717,893   1.52% to 1.97%     3.91%     20.49%      to   21.03%
2002           357,271         16.85     to    16.92           6,038,100   1.52% to 1.97%     4.97%     -9.45%      to   -9.07%
2001            31,423         18.61     to    18.64             584,782   1.52% to 1.97%     2.99%     -0.21%(4)   to    2.32%(6)

Capital Appreciation Portfolio (Class 2)
2003         2,994,700         33.65     to    33.54(16)     100,495,406   1.40% to 1.97%     0.00%     29.48%      to   30.23%
2002         2,179,813         25.62     to    26.45          56,271,844   1.40% to 1.97%     0.00%    -24.30%      to  -23.88%
2001           407,543         33.79     to    34.85          13,819,885   1.40% to 1.97%     0.06%     -4.48%(4)   to    8.65%(6)

Government and Quality Bond Portfolio (Class 2)
2003         7,704,078         16.49     to    16.63         127,810,283   1.52% to 1.97%     4.18%      0.37%      to    0.82%
2002         5,891,482         16.43     to    16.49          96,976,031   1.52% to 1.97%     4.32%      7.03%      to    7.49%
2001         1,017,252         15.32     to    15.35          15,586,265   1.52% to 1.97%     0.95%     -2.07%(6)   to    2.74%(4)

Growth Portfolio (Class 2)
2003         2,210,630         26.47     to    26.64          58,824,652   1.52% to 1.97%     0.44%     27.20%      to   27.77%
2002         1,397,633         20.78     to    20.85          29,117,918   1.52% to 1.97%     0.29%    -23.68%      to  -23.45%
2001           278,150         27.22     to    27.27           7,573,659   1.52% to 1.97%     0.03%     -2.67%(4)   to    5.29%(6)

Natural Resources Portfolio (Class 2)
2003           565,717         22.07     to    22.26(16)      12,549,472   1.52% to 1.97%     0.62%     44.62%      to   45.26%
2002           413,557         15.21     to    15.33           6,317,702   1.52% to 1.97%     0.87%      6.18%      to    6.62%
2001            52,020         14.31     to    14.37             745,701   1.52% to 1.97%     0.07%     -2.34%(4)   to    8.19%(6)

Asset Allocation Portfolio (Class 3)
2003           140,877         20.33     to    20.42           2,872,884   1.52% to 1.97%     4.32%     20.36%      to   20.93%
2002            15,141         16.89     to    16.90             255,785   1.52% to 1.97%     0.01%      4.65%(10)  to    4.70%(10)
2001                 -                             -                   -               -         -                           -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                               At December 31
    --------------------------------------------------------------------               For the Year Ended December 31
                                    Unit Fair Value                         Expense Ratio  Investment         Total Return
                                       Lowest to             Net Assets        Lowest        Income             Lowest to
Year          Units                 Highest ($)(15)             ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------      -------------------------   -------------   --------------  ----------  ---------------------------
Capital Appreciation Portfolio (Class 3)
2003         1,741,037         33.33     to    33.53          58,331,792   1.52% to 1.97%     0.00%     29.41%      to   29.99%
2002           180,826         25.76     to    25.79           4,663,663   1.52% to 1.97%     0.00%      6.51%(10)  to    6.67%(10)
2001                 -                             -                   -               -         -                           -

Government and Quality Bond Portfolio (Class 3)
2003         6,769,120         16.48     to    16.59         112,179,625   1.52% to 1.97%     5.05%      0.26%      to    0.71%
2002           463,430         16.44     to    16.47           7,630,720   1.52% to 1.97%     0.00%      0.41%(10)  to    0.62%(10)
2001                 -                             -                   -               -         -                           -

Growth Portfolio (Class 3)
2003         1,346,317         26.45     to    26.61          35,799,120   1.52% to 1.97%     0.45%     27.09%      to   27.66%
2002           106,492         20.81     to    20.85           2,219,418   1.52% to 1.97%     0.00%      7.18%(10)  to    7.37%(10)
2001                 -                             -                   -               -         -                           -

Natural Resources Portfolio (Class 3)
2003           270,101         22.01     to    22.16           5,978,089   1.52% to 1.97%     0.69%     44.51%      to   45.11%
2002            11,546         15.23     to    15.27             176,176   1.52% to 1.97%     0.00%     10.75%(10)  to   11.05%(10)
2001                 -                             -                   -               -         -                           -

Aggressive Growth Portfolio (Class 1)
2003        11,780,987          6.73     to    12.81         150,483,074   1.52% to 1.77%     0.00%     26.21%      to   26.52%
2002        12,632,584          5.33     to    10.12         127,477,665   1.52% to 1.77%     0.27%    -26.02%      to  -25.83%
2001        17,733,281          7.21     to    13.65         241,620,812   1.52% to 1.77%     0.37%    -32.85%      to  -32.71%

Alliance Growth Portfolio (Class 1)
2003        32,778,585          7.44     to    27.35         890,904,857   1.52% to 1.77%     0.25%     23.61%      to   23.92%
2002        39,641,359          6.02     to    22.08         870,617,516   1.52% to 1.77%     0.25%    -32.50%      to  -32.32%
2001        52,545,366          8.91     to    32.62       1,711,659,087   1.52% to 1.77%     0.00%    -15.50%      to   -8.58%

Blue Chip Growth Portfolio (Class 1)
2003         4,616,456          5.74     to     7.04          26,875,421   1.52% to 1.77%     0.18%     23.80%      to   24.11%
2002         3,857,145          4.64     to     5.67          18,110,737   1.52% to 1.77%     0.26%    -30.53%      to  -30.35%
2001         4,014,050          6.67     to     8.14          26,966,192   1.52% to 1.77%     0.07%    -22.20%      to  -21.91%

Cash Management Portfolio (Class 1)
2003        13,706,050         10.00     to    12.93(16)     176,856,444   1.52% to 1.77%     1.86%     -1.10%      to   -0.85%
2002        23,596,133         10.08     to    13.04         307,141,194   1.52% to 1.77%     3.10%     -0.44%      to   -0.16%
2001        32,312,648         10.09     to    13.06         421,899,357   1.52% to 1.77%     4.50%      0.93%      to    2.10%

Corporate Bond Portfolio (Class 1)
2003        13,408,143         16.18     to    16.30         218,565,601   1.52% to 1.77%     5.82%      9.98%      to   10.25%
2002        14,224,882         14.71     to    14.79         210,330,249   1.52% to 1.77%     6.10%      5.57%      to    5.84%
2001        15,499,812         13.93     to    13.97         216,560,752   1.52% to 1.77%     6.22%      5.63%      to    5.93%

Davis Venture Value Portfolio (Class 1)
2003        60,656,992          9.66     to    28.22       1,699,121,533   1.52% to 1.77%     0.86%     30.78%      to   31.11%
2002        68,157,742          7.39     to    21.52       1,458,372,495   1.52% to 1.77%     0.57%    -18.20%      to  -17.99%
2001        81,252,137          9.03     to    26.25       2,129,293,163   1.52% to 1.77%     0.49%    -12.90%      to   -8.72%

"Dogs" of Wall Street Portfolio (Class 1)
2003         8,147,568         10.47     to    10.54          85,890,387   1.52% to 1.77%     2.62%     17.92%      to   18.21%
2002        10,094,981          8.88     to     8.92          90,030,864   1.52% to 1.77%     1.78%     -8.19%      to   -7.97%
2001         9,927,869          9.67     to     9.69          96,213,062   1.52% to 1.77%     2.31%      5.98%      to    6.24%

Emerging Markets Portfolio (Class 1)
2003         9,111,544          8.92     to    13.46          82,029,038   1.52% to 1.77%     0.00%     49.91%      to   50.30%
2002         9,646,840          5.95     to     8.96          57,748,534   1.52% to 1.77%     0.24%     -8.77%      to   -8.55%
2001        10,117,883          6.52     to     9.79          66,192,705   1.52% to 1.77%     0.26%     -3.43%      to   -3.19%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                               At December 31
    --------------------------------------------------------------------               For the Year Ended December 31
                                   Unit Fair Value                          Expense Ratio  Investment         Total Return
                                      Lowest to              Net Assets        Lowest        Income             Lowest to
Year          Units                Highest ($)(15)              ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------      -----------------------     -------------   --------------  ----------  ---------------------------
Federated American Leaders Portfolio (Class 1)
2003        10,581,822         16.14     to      16.26       172,085,602   1.52% to 1.77%     1.56%     25.34%       to    25.65%
2002        12,667,279         12.87     to      12.94       163,949,976   1.52% to 1.77%     1.05%    -21.18%       to   -20.98%
2001        13,604,653         16.33     to      16.38       222,847,450   1.52% to 1.77%     1.34%     -4.08%       to    -3.81%

Global Bond Portfolio (Class 1)
2003         5,769,975         10.88     to      16.69        95,804,408   1.52% to 1.77%     0.00%      1.74%       to     2.00%
2002         6,716,447         10.69     to      16.36       109,483,943   1.52% to 1.77%     1.63%      4.09%       to     4.36%
2001         7,912,911         10.27     to      15.68       123,904,152   1.52% to 1.77%     9.05%      2.71%(7)    to     3.43%

Global Equities Portfolio (Class 1)
2003        13,408,682          7.16     to      15.69       209,702,594   1.52% to 1.77%     0.27%     24.31%       to    24.62%
2002        16,209,158          5.76     to      12.59       203,550,069   1.52% to 1.77%     0.00%    -28.13%       to   -27.95%
2001        21,219,039          8.01     to      17.47       370,629,037   1.52% to 1.77%     0.09%    -19.91%(7)    to   -19.31%

Goldman Sachs Research Portfolio (Class 1)
2003         3,464,986          6.22     to       6.27        21,703,835   1.52% to 1.77%     0.00%     23.03%       to    23.34%
2002         4,749,984          5.05     to       5.08        24,126,826   1.52% to 1.77%     0.00%    -29.35%       to   -29.17%
2001         3,841,206          7.15     to       7.17        27,549,026   1.52% to 1.77%     0.00%    -26.51%       to   -26.32%

Growth-Income Portfolio (Class 1)
2003        30,394,384          8.12     to      25.80       776,995,860   1.52% to 1.77%     0.97%     23.44%       to    23.75%
2002        36,398,814          6.58     to      20.85       753,004,518   1.52% to 1.77%     0.81%    -22.53%       to   -22.34%
2001        45,788,298          8.50     to      26.85     1,225,678,038   1.52% to 1.77%     0.73%    -17.38%       to   -14.85%

Growth Opportunities Portfolio (Class 1)
2003         6,188,391          4.55     to       4.58        28,319,772   1.52% to 1.77%     0.00%     32.60%       to    32.94%
2002         3,695,364          3.43     to       3.44        12,720,943   1.52% to 1.77%     0.00%    -40.86%       to   -40.71%
2001         5,524,912          5.80     to       5.81        32,083,452   1.52% to 1.77%     0.01%    -34.33%       to   -34.23%

High-Yield Bond Portfolio (Class 1)
2003        17,536,682         14.95     to      15.04       263,751,824   1.52% to 1.77%     7.24%     29.25%       to    29.58%
2002        16,641,423         11.56     to      11.61       193,154,934   1.52% to 1.77%    13.87%     -7.40%       to    -7.23%
2001        17,458,607         12.49     to      12.51       218,429,272   1.52% to 1.77%    11.93%     -5.94%       to    -5.78%

International Diversified Equities Portfolio (Class 1)
2003        16,924,576          9.25     to       9.31       157,610,826   1.52% to 1.77%     4.68%     29.49%       to    29.81%
2002        17,884,949          7.14     to       7.17       128,306,550   1.52% to 1.77%     0.00%    -29.74%       to   -29.63%
2001        21,181,173         10.16     to      10.20       215,943,512   1.52% to 1.77%     0.00%    -25.36%       to   -25.11%

International Growth and Income Portfolio (Class 1)
2003        17,140,775          8.04     to      11.28       193,131,037   1.52% to 1.77%     1.46%     34.52%       to    34.87%
2002        19,479,623          5.97     to       8.37       162,880,210   1.52% to 1.77%     0.40%    -22.32%       to   -22.12%
2001        22,262,098          7.69     to      10.74       239,094,318   1.52% to 1.77%     0.30%    -23.60%       to   -22.98%

Marsico Growth Portfolio (Class 1)
2003         7,828,738          9.48     to       9.55        74,743,943   1.52% to 1.77%     0.00%     27.94%       to    28.26%
2002         6,107,627          7.41     to       7.45        45,471,818   1.52% to 1.77%     0.01%    -12.82%       to   -12.60%
2001         1,513,677          8.50     to       8.52        12,891,866   1.52% to 1.77%     0.08%    -15.02%       to   -14.79%

MFS Massachusetts Investors Trust Portfolio (Class 1)
2003        11,732,320          8.21     to      18.03       210,872,350   1.52% to 1.77%     0.84%     20.34%       to    20.64%
2002        13,381,250          6.82     to      14.94       199,506,403   1.52% to 1.77%     1.11%    -22.39%       to   -22.17%
2001        15,694,164          8.79     to      19.20       301,165,214   1.52% to 1.77%     0.58%    -17.50%       to    -7.18%

MFS Mid-Cap Growth Portfolio (Class 1)
2003        17,207,140          5.58     to       9.44       161,264,715   1.52% to 1.77%     0.00%     34.83%       to    35.17%
2002        15,867,361          4.14     to       6.98       110,093,400   1.52% to 1.77%     0.00%    -48.10%       to   -47.97%
2001        20,963,212          7.98     to      13.42       280,925,844   1.52% to 1.77%     0.00%    -23.98%       to   -20.12%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                               At December 31
    --------------------------------------------------------------------              For the Year Ended December 31
                                   Unit Fair Value                          Expense Ratio  Investment         Total Return
                                      Lowest to              Net Assets        Lowest        Income             Lowest to
Year          Units                Highest ($)(15)              ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------      ------------------------    -------------   --------------  ----------  ---------------------------
MFS Total Return Portfolio (Class 1)
2003        24,019,322         10.60     to    22.89        544,742,108    1.52% to 1.77%     4.31%     14.81%       to    15.10%
2002        24,289,315          9.23     to    19.89        479,330,975    1.52% to 1.77%     1.99%     -6.52%       to    -6.28%
2001        19,913,267          9.88     to    21.22        421,206,266    1.52% to 1.77%     2.16%     -1.23%(7)    to    -0.97%

Putnam Growth: Voyager Portfolio (Class 1)
2003        14,141,346          6.92     to    16.90        237,882,292    1.52% to 1.77%     0.26%     21.84%       to    22.15%
2002        17,446,637          5.68     to    13.83        240,404,541    1.52% to 1.77%     0.16%    -27.75%       to   -27.56%
2001        22,851,433          7.86     to    19.10        435,653,875    1.52% to 1.77%     0.00%    -25.46%       to   -25.27%

Real Estate Portfolio (Class 1)
2003         7,594,788         16.00     to    16.12        122,416,709    1.52% to 1.77%     2.80%     35.57%       to    35.91%
2002         7,757,007         11.80     to    11.86         91,995,250    1.52% to 1.77%     2.62%      4.35%       to     4.60%
2001         7,172,931         11.31     to    11.34         81,333,161    1.52% to 1.77%     3.31%      4.15%       to     4.45%

SunAmerica Balanced Portfolio (Class 1)
2003        14,668,068          7.97     to    14.23        207,974,333    1.52% to 1.77%     2.25%     13.10%       to    13.38%
2002        17,233,212          7.04     to    12.55        215,613,157    1.52% to 1.77%     2.43%    -16.66%       to   -16.45%
2001        22,518,749          8.45     to    15.02        337,548,695    1.52% to 1.77%     2.08%    -14.69%       to   -14.45%

Technology Portfolio (Class 1)
2003        16,991,531          2.54     to     2.56         43,437,344    1.52% to 1.77%     0.00%     48.11%       to    48.49%
2002         9,995,666          1.71     to     1.72         17,208,681    1.52% to 1.77%     0.00%    -50.24%       to   -50.12%
2001        10,990,179          3.44     to     3.45         37,936,739    1.52% to 1.77%     0.00%    -48.54%       to   -48.41%

Telecom Utility Portfolio (Class 1)
2003         3,944,574         10.03     to    10.10         39,854,376    1.52% to 1.77%     5.95%     16.69%       to    16.98%
2002         5,230,584          8.60     to     8.64         45,179,776    1.52% to 1.77%     8.96%    -25.11%       to   -24.92%
2001         6,068,713         11.48     to    11.50         69,815,226    1.52% to 1.77%     3.20%    -15.21%       to   -15.02%

Worldwide High Income Portfolio (Class 1)
2003         4,418,403         17.31     to    17.40         76,886,755    1.52% to 1.77%     8.04%     23.73%       to    24.04%
2002         4,663,547         13.99     to    14.03         65,426,237    1.52% to 1.77%    13.42%     -2.04%       to    -1.89%
2001         5,597,800         14.28     to    14.30         80,044,651    1.52% to 1.77%    12.28%     -4.84%       to    -4.70%

Aggressive Growth Portfolio (Class 2)
2003           925,407         12.67     to    12.75         11,789,546    1.52% to 1.97%     0.00%     25.77%       to    26.34%
2002           620,800         10.06     to    10.11          6,262,412    1.52% to 1.97%     0.25%    -26.23%       to   -25.94%
2001           147,824         13.62     to    13.66          2,014,020    1.52% to 1.97%     0.31%    -14.71%(4)    to     5.40%(6)

Alliance Growth Portfolio (Class 2)
2003         2,177,923         26.97     to    27.39(16)     59,042,861    1.40% to 1.97%     0.12%     23.17%       to    23.88%
2002         1,682,633         21.84     to    22.11         36,882,888    1.40% to 1.97%     0.21%    -32.74%       to   -32.34%
2001           415,951         32.40     to    32.74         13,496,477    1.40% to 1.97%     0.00%     -1.19%(4)    to     6.50%(6)

Blue Chip Growth Portfolio (Class 2)
2003         2,039,524          5.74     to     5.78         11,770,970    1.52% to 1.97%     0.03%     23.38%       to    23.93%
2002         1,397,939          4.65     to     4.66          6,512,851    1.52% to 1.97%     0.25%    -30.67%       to   -30.43%
2001           243,948          6.70     to     6.72          1,634,321    1.52% to 1.97%     0.02%     -7.00%(4)    to     5.30%(6)

Cash Management Portfolio (Class 2)
2003         3,696,208         12.83     to    12.89         47,588,977    1.52% to 1.97%     1.95%     -1.44%       to    -0.99%
2002         3,342,561         12.99     to    13.02         43,487,340    1.52% to 1.97%     4.08%     -0.58%       to    -0.33%
2001           871,255         13.06     to    13.09         11,379,221    1.52% to 1.97%     3.38%     -0.11%(6)    to     0.60%(4)

Corporate Bond Portfolio (Class 2)
2003         2,889,715         16.13     to    16.26         46,911,728    1.52% to 1.97%     6.04%      9.59%       to    10.09%
2002         2,151,386         14.71     to    14.77         31,739,857    1.52% to 1.97%     7.51%      5.26%       to     5.68%
2001           450,350         13.95     to    13.99          6,289,279    1.52% to 1.97%     3.69%     -1.49%(6)    to     2.26%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                               At December 31
    --------------------------------------------------------------------              For the Year Ended December 31
                                Unit Fair Value                             Expense Ratio  Investment         Total Return
                                 Lowest to                   Net Assets        Lowest        Income             Lowest to
Year          Units             Highest ($)(15)                 ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------   ----------------------------   -------------   --------------  ----------  ---------------------------
Davis Venture Value Portfolio (Class 2)
2003         5,403,145         27.86     to    28.25        151,609,252    1.40% to 1.97%     0.79%     30.33%       to    31.07%
2002         3,842,144         21.38     to    21.55         82,379,784    1.40% to 1.97%     0.65%    -18.49%       to   -18.02%
2001           728,887         26.17     to    26.29         19,095,419    1.40% to 1.97%     0.31%     -3.52%(4)    to     6.85%(6)

"Dogs" of Wall Street Portfolio (Class 2)
2003         1,637,428         10.47     to    10.53(16)     17,206,833    1.52% to 1.97%     2.75%     17.51%       to    18.05%
2002         1,073,793          8.88     to     8.92          9,561,045    1.52% to 1.97%     2.11%     -8.44%       to    -8.11%
2001           184,902          9.68     to     9.73          1,792,478    1.52% to 1.97%     1.75%      3.24%(4)    to     5.50%(6)

Emerging Markets Portfolio (Class 2)
2003           809,232          8.89     to     8.96          7,238,116    1.52% to 1.97%     0.00%     49.42%       to    50.10%
2002           506,002          5.95     to     5.97          3,017,366    1.52% to 1.97%     0.21%     -9.06%       to    -8.69%
2001            52,022          6.53     to     6.55            339,882    1.52% to 1.97%     0.19%      1.60%(4)    to    13.80%(6)

Federated American Leaders Portfolio (Class 2)
2003         1,123,456         16.08     to    16.22         18,192,720    1.52% to 1.97%     1.44%     24.90%       to    25.47%
2002         1,090,646         12.88     to    12.94         14,085,458    1.52% to 1.97%     1.25%    -21.46%       to   -21.10%
2001           241,270         16.38     to    16.42          3,951,705    1.52% to 1.97%     0.85%     -2.96%(4)    to     6.31%(6)

Foreign Value Portfolio (Class 2)
2003         2,198,159         12.22     to    12.47         27,397,014    1.52% to 1.97%     0.23%     31.06%       to    32.58%
2002           252,975          9.33     to     9.41          2,378,321    1.52% to 1.97%     0.80%     -6.73%(9)    to    -5.95%(9)
2001                 -                             -                  -                -         -                             -

Global Bond Portfolio (Class 2)
2003           745,800         16.53     to    16.62(16)     12,385,013    1.52% to 1.97%     0.00%      1.38%       to     1.84%
2002           547,506         16.26     to    16.35          8,931,942    1.52% to 1.97%     1.93%      3.78%       to     4.21%
2001           103,273         15.65     to    15.71          1,616,948    1.52% to 1.97%     5.31%     -2.42%(6)    to     1.30%(4)

Global Equities Portfolio (Class 2)
2003           776,585         15.58     to    15.71(16)     12,131,779    1.40% to 1.97%     0.13%     23.85%       to    25.68%
2002           675,854         12.52     to    12.84          8,490,769    1.40% to 1.97%     0.00%    -28.37%       to   -26.97%
2001           111,493         17.45     to    17.58          1,947,764    1.40% to 1.97%     0.06%     -2.99%(4)    to     5.60%(6)

Goldman Sachs Research Portfolio (Class 2)
2003           900,697          6.21     to     6.25          5,620,344    1.52% to 1.97%     0.00%     22.60%       to    23.15%
2002           668,823          5.06     to     5.08          3,391,016    1.52% to 1.97%     0.00%    -29.55%       to   -29.27%
2001           180,640          7.17     to     7.19          1,295,288    1.52% to 1.97%     0.00%    -11.50%(4)    to     5.60%(6)

Growth-Income Portfolio (Class 2)
2003         1,602,731         25.45     to    25.68         41,110,089    1.52% to 1.97%     0.88%     23.00%       to    23.56%
2002         1,505,025         20.69     to    20.80         31,264,685    1.52% to 1.97%     0.94%    -22.79%       to   -22.45%
2001           327,851         26.79     to    26.87          8,786,080    1.52% to 1.97%     0.51%     -7.22%(4)    to     3.90%(6)

Growth Opportunities Portfolio (Class 2)
2003         1,395,231          4.53     to     4.57          6,367,640    1.52% to 1.97%     0.00%     32.16%       to    32.75%
2002           834,258          3.43     to     3.44          2,869,011    1.52% to 1.97%     0.00%    -41.15%       to   -40.78%
2001           123,688          5.80     to     5.83            718,699    1.52% to 1.97%     0.01%     -7.21%(4)    to     3.40%(6)

High-Yield Bond Portfolio (Class 2)
2003         2,538,571         14.88     to    14.99         38,009,272    1.52% to 1.97%     8.15%     28.69%       to    29.39%
2002         1,340,413         11.55     to    11.60         15,518,738    1.52% to 1.97%    17.52%     -7.70%       to    -7.37%
2001           235,422         12.49     to    12.53          2,942,789    1.52% to 1.97%     8.78%     -5.14%(4)    to     2.10%(6)

International Diversified Equities Portfolio (Class 2)
2003         2,619,281          9.24     to     9.29(16)     24,319,719    1.52% to 1.97%     5.61%     29.00%       to    29.56%
2002           879,770          7.14     to     7.18          6,307,073    1.52% to 1.97%     0.00%    -29.94%       to   -29.71%
2001           116,592         10.17     to    10.22          1,188,206    1.52% to 1.97%     0.00%     -8.60%(4)    to    -0.80%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                               At December 31
    --------------------------------------------------------------------              For the Year Ended December 31
                                    Unit Fair Value                         Expense Ratio  Investment         Total Return
                                       Lowest to             Net Assets        Lowest        Income             Lowest to
Year          Units                 Highest ($)(15)             ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------      -------------------------   -------------   --------------  ----------  ---------------------------
International Growth and Income Portfolio (Class 2)
2003         2,129,196         11.22     to    11.26(16)     23,959,350    1.52% to 1.97%     1.44%     34.00%       to    34.65%
2002         1,462,303          8.34     to     8.37         12,225,720    1.52% to 1.97%     0.60%    -22.39%       to   -22.21%
2001           241,877         10.75     to    10.78          2,600,162    1.52% to 1.97%     0.25%     -5.50%(4)    to     2.80%(6)

Marsico Growth Portfolio (Class 2)
2003         4,183,255          9.47     to     9.52         39,773,101    1.52% to 1.77%     0.00%     27.75%       to    28.07%
2002         2,376,309          7.42     to     7.43         17,649,384    1.52% to 1.77%     0.01%    -12.95%       to   -12.74%
2001           346,654          8.51     to     8.52          2,952,250    1.52% to 1.77%     0.01%     -4.21%(4)    to    -4.16%(4)

MFS Massachusetts Investors Trust Portfolio (Class 2)
2003         1,390,220         17.92     to    17.99(16)     24,977,766    1.52% to 1.97%     0.76%     19.92%       to    20.46%
2002           997,116         14.89     to    14.94         14,879,604    1.52% to 1.97%     0.91%    -22.49%       to   -22.30%
2001           181,141         19.20     to    19.26          3,480,310    1.52% to 1.97%     0.45%     -5.01%(4)    to     2.90%(6)

MFS Mid-Cap Growth Portfolio (Class 2)
2003         4,898,757          9.33     to     9.45         46,004,828    1.40% to 1.97%     0.00%     34.36%       to    35.13%
2002         3,209,988          6.94     to     6.99         22,343,790    1.40% to 1.97%     0.00%    -48.27%       to   -47.97%
2001           591,666         13.40     to    13.45          7,931,301    1.40% to 1.97%     0.00%    -12.03%(4)    to    11.90%(6)

MFS Total Return Portfolio (Class 2)
2003         6,078,297         22.66     to    22.82        138,569,295    1.52% to 1.97%     4.35%     14.41%       to    14.93%
2002         4,556,625         19.79     to    19.86         90,425,269    1.52% to 1.97%     2.27%     -6.82%       to    -6.42%
2001           684,138         21.20     to    21.26         14,514,483    1.52% to 1.97%     1.09%      0.23%(4)    to     2.40%(6)

Putnam Growth: Voyager Portfolio (Class 2)
2003           644,422         16.69     to    16.82         10,831,524    1.52% to 1.97%     0.12%     21.42%       to    21.97%
2002           611,191         13.74     to    13.81          8,426,746    1.52% to 1.97%     0.10%    -27.98%       to   -27.67%
2001           139,498         19.07     to    19.11          2,660,083    1.52% to 1.97%     0.00%     -9.49%(4)    to     3.91%(6)

Real Estate Portfolio (Class 2)
2003         1,374,179         15.97     to    16.07(16)     22,054,813    1.52% to 1.97%     2.91%     35.10%       to    35.72%
2002           933,200         11.79     to    11.86         11,040,704    1.52% to 1.97%     3.10%      3.94%       to     4.43%
2001           104,989         11.32     to    11.37          1,189,761    1.52% to 1.97%     2.31%      0.69%(4)    to     9.29%(6)

Small & Mid Cap Value Portfolio (Class 2)
2003         1,551,964         13.51     to    13.60         21,094,074    1.52% to 1.97%     0.07%     33.78%       to    34.39%
2002           287,057         10.10     to    10.12          2,903,981    1.52% to 1.97%     0.10%      0.98%(9)    to     1.20%(9)
2001                 -                             -                  -                -         -                             -

SunAmerica Balanced Portfolio (Class 2)
2003         1,531,198         14.08     to    14.17         21,674,122    1.52% to 1.97%     2.28%     12.70%       to    13.21%
2002         1,217,974         12.49     to    12.52         15,237,993    1.52% to 1.97%     3.22%    -16.90%       to   -16.58%
2001           202,815         15.00     to    15.04          3,043,174    1.52% to 1.97%     1.53%     -3.98%(4)    to     0.80%(6)

Technology Portfolio (Class 2)
2003         4,358,848          2.53     to     2.55         11,093,203    1.40% to 1.97%     0.00%     47.63%       to    48.47%
2002         2,064,209          1.71     to     1.72          3,544,791    1.40% to 1.97%     0.00%    -50.47        to   -50.17%
2001           422,870          3.45     to     3.46          1,458,942    1.40% to 1.97%     0.00%    -14.15%(4)    to     7.30%(6)

Telecom Utility Portfolio (Class 2)
2003           229,929         10.04     to    10.08          2,314,354    1.52% to 1.77%     5.78%     16.52%       to    16.80%
2002           249,887          8.61     to     8.63          2,154,956    1.52% to 1.77%    11.69%    -25.21%       to   -25.03%
2001            74,892         11.51     to    11.52            862,020    1.52% to 1.77%     2.63%    -10.43%(4)    to   -10.36%(4)

Worldwide High Income Portfolio (Class 2)
2003           348,406         17.23     to    17.34          6,035,724    1.52% to 1.77%     8.00%     23.55%       to    23.86%
2002           185,985         13.95     to    14.00          2,601,584    1.52% to 1.77%    14.25%     -2.36%       to    -2.11%
2001            47,815         14.29     to    14.30            683,342    1.52% to 1.77%     2.99%     -1.40%(4)    to    -1.31%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                               At December 31
    --------------------------------------------------------------------              For the Year Ended December 31
                                    Unit Fair Value                         Expense Ratio  Investment         Total Return
                                       Lowest to             Net Assets        Lowest        Income             Lowest to
Year          Units                 Highest ($)(15)             ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------      ------------------------    -------------   --------------  ----------  ---------------------------
Aggressive Growth Portfolio (Class 3)
2003           220,394         12.62     to    12.72          2,800,069    1.52% to 1.97%     0.00%    25.64%        to   26.22%
2002            14,270         10.04     to    10.08            143,649    1.52% to 1.97%     0.00%     0.32%(10)    to    0.66%(10)
2001                 -                             -                  -                -         -                            -

Alliance Growth Portfolio (Class 3)
2003           878,657         26.95     to    27.12         23,808,041    1.52% to 1.97%     0.11%    23.07%        to   23.62%
2002            74,029         21.90     to    21.94          1,623,657    1.52% to 1.97%     0.00%     0.08%(10)    to    0.27%(10)
2001                 -                             -                  -                -         -                            -

Blue Chip Growth Portfolio (Class 3)
2003           600,344          5.73     to     5.77          3,458,941    1.52% to 1.97%     0.00%    23.33%        to   23.82%
2002            32,633          4.65     to     4.66            151,984    1.52% to 1.97%     0.00%     2.56%(10)    to    2.85%(10)
2001                 -                             -                  -                -         -                            -

Cash Management Portfolio (Class 3)
2003         4,592,502         12.80     to    12.88         59,067,143    1.52% to 1.97%     2.70%    -1.52%        to   -1.08%
2002           452,786         12.98     to    13.02          5,890,439    1.52% to 1.97%     0.00%    -0.31%(10)    to   -0.05%(10)
2001                 -                             -                  -                -         -                            -

Corporate Bond Portfolio (Class 3)
2003         1,672,182         16.12     to    16.17(16)     27,041,585    1.52% to 1.97%     8.27%     9.50%        to    9.99%
2002           133,675         14.70     to    14.74          1,965,978    1.52% to 1.97%     0.00%     2.14%(10)    to    2.43%(10)
2001                 -                             -                  -                -         -                            -

Davis Venture Value Portfolio (Class 3)
2003         2,690,527         27.90           28.07         75,447,791    1.52% to 1.97%     0.99%    30.22%             30.80%
2002           197,298         21.42     to    21.46          4,232,590    1.52% to 1.97%     0.00%     6.55%(10)    to    6.72%(10)
2001                 -                             -                  -                -         -                           -

"Dogs" of Wall Street Portfolio (Class 3)
2003           566,410         10.43     to    10.50          5,941,636    1.52% to 1.97%     3.78%    17.37%        to   17.94%
2002            30,376          8.89     to     8.90            270,372    1.52% to 1.97%     0.00%     9.06%(10)    to    9.24%(10)
2001                 -                             -                  -                -         -                            -

Emerging Markets Portfolio (Class 3)
2003           279,476          8.88     to     8.93          2,493,972    1.52% to 1.97%     0.00%    49.20%        to   49.93%
2002            21,470          5.95     to     5.96            127,859    1.52% to 1.97%     0.00%     8.48%(10)    to    8.62%(10)
2001                 -                             -                  -                -         -                            -

Federated American Leaders Portfolio (Class 3)
2003           479,279         15.98     to    16.18          7,744,918    1.52% to 1.97%     1.89%    24.36%        to   25.34%
2002            68,432         12.85     to    12.91            883,424    1.52% to 1.97%     0.00%     8.02%(10)    to    8.55%(10)
2001                 -                             -                  -                -         -                            -

Foreign Value Portfolio (Class 3)
2003         4,161,803         12.38     to    12.46         51,821,309    1.52% to 1.97%     0.06%    31.90%        to   32.49%
2002           286,107          9.39     to     9.41          2,690,488    1.52% to 1.97%     0.57%     4.65%(10)    to    4.87%(10)
2001                 -                             -                  -                -         -                            -

Global Bond Portfolio (Class 3)
2003           437,839         16.48     to    16.61          7,261,358    1.52% to 1.97%     0.00%     1.31%        to    1.76%
2002            17,670         16.25     to    16.32            288,310    1.52% to 1.97%     0.00%     0.93%(10)    to    1.42%(10)
2001                 -                             -                  -                -         -                            -

Global Equities Portfolio (Class 3)
2003           178,794         15.49     to    15.58(16)      2,782,623    1.52% to 1.97%     0.13%    23.67%        to   24.21%(17)
2002             9,243         12.52     to    12.55            115,958    1.52% to 1.97%     0.00%     6.93%(10)    to    7.16%(10)
2001                 -                             -                  -                -         -                            -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                               At December 31
    --------------------------------------------------------------------              For the Year Ended December 31
                                  Unit Fair Value                           Expense Ratio  Investment         Total Return
                                     Lowest to               Net Assets        Lowest        Income             Lowest to
Year          Units               Highest ($)(15)               ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------      ---------------------       -------------   --------------  ----------  ---------------------------
Goldman Sachs Research Portfolio (Class 3)
2003            30,118          6.19     to     6.22            187,086    1.52% to 1.97%     0.00%    22.50%        to   23.05%
2002             2,714          5.05     to     5.06             13,727    1.52% to 1.97%     0.00%     8.13%(10)    to    8.20%(10)
2001                 -                             -                  -                -         -                            -

Growth-Income Portfolio (Class 3)
2003           361,011         25.50     to    25.66          9,251,442    1.52% to 1.97%     1.04%    22.87%        to   23.43%
2002            68,132         20.75     to    20.79          1,415,931    1.52% to 1.97%     0.00%     3.21%(10)    to    3.41%(10)
2001                 -                             -                  -                -         -                            -

Growth Opportunities Portfolio (Class 3)
2003           414,765          4.49     to     4.56          1,887,938    1.52% to 1.97%     0.00%    31.11%        to   32.64%
2002            56,813          3.43     to     3.44            195,143    1.52% to 1.97%     0.00%     6.07%(10)    to    6.36%(10)
2001                 -                             -                  -                -         -                            -

High-Yield Bond Portfolio (Class 3)
2003         1,752,691         14.86     to    14.98         26,197,749    1.52% to 1.97%     8.44%    28.61%        to   29.27%
2002           115,765         11.56     to    11.59          1,339,542    1.52% to 1.97%     0.00%     5.52%(10)    to    5.80%(10)
2001                 -                             -                  -                -         -                            -

International Diversified Equities Portfolio (Class 3)
2003         3,686,965          9.23     to     9.29         34,195,694    1.52% to 1.97%     6.91%    28.93%        to   29.52%
2002           210,168          7.16     to     7.17          1,506,305    1.52% to 1.97%     0.00%     2.32%(10)    to    2.51%(10)
2001                 -                             -                  -                -         -                            -

International Growth and Income Portfolio (Class 3)
2003         1,168,993         11.16     to    11.20         13,093,660    1.52% to 1.97%     1.65%    33.93%        to   34.51%
2002           115,317          8.33     to     8.34            960,599    1.52% to 1.97%     0.00%     4.11%(10)    to    4.29%(10)
2001                 -                             -                  -                -         -                            -

Marsico Growth Portfolio (Class 3)
2003         1,300,665          9.46     to     9.51         12,352,523    1.52% to 1.97%     0.00%    27.38%        to   27.96%
2002           101,980          7.42     to     7.43            757,390    1.52% to 1.97%     0.00%    -2.92%(12)    to   -2.60%(10)
2001                 -                             -                  -                -         -                            -

MFS Massachusetts Investors Trust Portfolio (Class 3)
2003           831,007         17.86     to    17.97         14,918,833    1.52% to 1.97%     1.02%    19.82%        to   20.36%
2002            53,532         14.90     to    14.93            799,034    1.52% to 1.97%     0.00%     5.81%(10)    to    6.00%(10)
2001                 -                             -                  -                -         -                            -

MFS Mid-Cap Growth Portfolio (Class 3)
2003         2,839,185          9.33     to     9.39         26,634,953    1.52% to 1.97%     0.00%    34.25%        to   34.85%
2002           213,285          6.95     to     6.96          1,484,978    1.52% to 1.97%     0.00%     6.51%(10)    to    6.73%(10)
2001                 -                             -                  -                -         -                            -

MFS Total Return Portfolio (Class 3)
2003         2,258,368         22.62     to    22.80         51,426,805    1.52% to 1.97%     6.03%    14.32%        to   14.83%
2002           181,366         19.79     to    19.85          3,598,858    1.52% to 1.97%     0.00%     4.37%(10)    to    4.70%(10)
2001                 -                             -                  -                -         -                            -

Putnam Growth: Voyager Portfolio (Class 3)
2003           141,442         16.46     to    16.80          2,371,873    1.52% to 1.97%     0.12%    20.05%        to   21.84%
2002            31,739         13.71     to    13.78            437,384    1.52% to 1.97%     0.00%     4.03%(10)    to    4.60%(10)
2001                 -                             -                  -                -         -                            -

Real Estate Portfolio (Class 3)
2003           594,842         15.96     to    16.05          9,535,274    1.52% to 1.97%     3.64%    34.97%        to   35.60%
2002            36,041         11.82     to    11.84            426,417    1.52% to 1.97%     0.00%     2.39%(10)    to    2.54%(10)
2001                 -                             -                  -                -         -                            -

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                               At December 31
    --------------------------------------------------------------------               For the Year Ended December 31
                                   Unit Fair Value                          Expense Ratio  Investment         Total Return
                                      Lowest to              Net Assets        Lowest        Income             Lowest to
Year          Units                Highest ($)(15)              ($)         to Highest(1)   Ratio(2)            Highest (3)
-------------------------      ------------------------    -------------   --------------  ----------  ---------------------------
Small & Mid Cap Value Portfolio (Class 3)
2003         2,550,372         13.50     to    13.59         34,616,193    1.52% to 1.97%     0.01%     33.64%      to    34.25%
2002           175,424         10.10     to    10.12          1,774,785    1.52% to 1.97%     0.07%     10.03%(10)  to    10.27%(10)
2001                 -                             -                  -                -         -                            -

SunAmerica Balanced Portfolio (Class 3)
2003           397,349         14.06     to    14.15          5,614,623    1.52% to 1.97%     3.22%     12.59%      to    13.11%
2002            25,087         12.49     to    12.51            313,544    1.52% to 1.97%     0.00%     -0.24%(10)  to    -0.07%(10)
2001                 -                             -                  -                -         -                            -

Technology Portfolio (Class 3)
2003         2,018,618          2.53     to     2.54          5,131,029    1.52% to 1.97%     0.00%     47.53%      to    48.20%
2002           147,353          1.71     to     1.72            252,890    1.52% to 1.97%     0.00%     19.66%(10)  to    19.85%(10)
2001                 -                             -                  -                -         -                            -

Telecom Utility Portfolio (Class 3)
2003             4,464          9.79     to    10.07             44,646    1.52% to 1.97%    10.96%     13.96%      to    16.76%
2002                37          8.59     to     8.62                322    1.52% to 1.97%     0.00%      5.17%(12)  to     5.52%(12)
2001                 -                             -                  -                -         -                            -

Worldwide High Income Portfolio (Class 3)
2003            26,197         16.98     to    17.34            453,299    1.52% to 1.97%    20.48%     21.77%      to    23.94%
2002                22         13.94     to    13.99                310    1.52% to 1.97%     0.00%      3.98%(12)  to     4.36%(12)
2001                 -                             -                  -                -         -                            -

Comstock Portfolio (Class II)
2003        14,950,268         10.35     to    10.50        155,970,767    1.52% to 1.97%     0.65%     28.22%      to    28.80%
2002         8,525,888          8.07     to     8.17         69,071,417    1.52% to 1.97%     0.27%    -21.30%      to   -20.71%
2001           786,901         10.21     to    10.34          8,039,411    1.52% to 1.97%     0.00%      2.14%(5)   to     3.52%(5)

Emerging Growth Portfolio (Class II)
2003         2,923,540          8.70     to     8.76(16)     25,259,965    1.52% to 1.97%     0.00%     24.57%      to    25.13%
2002         1,545,515          6.84     to     7.00         10,675,131    1.52% to 1.97%     0.03%    -33.92%      to   -33.67%
2001           152,377         10.33     to    10.57          1,582,599    1.52% to 1.97%     0.00%      3.34%(5)   to     4.69%(5)

Growth & Income Portfolio (Class II)
2003        12,951,994         11.07     to    11.14(16)    143,874,667    1.52% to 1.97%     0.54%     25.20%      to    25.77%
2002         6,179,403          8.79     to     8.86         54,671,463    1.52% to 1.97%     0.22%    -16.32%      to   -16.03%
2001           270,425         10.47     to    10.56          2,854,121    1.52% to 1.97%     0.00%      3.84%(6)   to     5.56%(5)

Balanced Portfolio (Class 1)
2003        13,842,218          8.14     to     8.21        113,349,873    1.40% to 1.80%     2.34%     20.56%      to    21.04%
2002         8,307,418          6.75     to     6.79         56,256,951    1.40% to 1.80%     2.02%    -10.40%      to   -10.04%
2001         1,147,567          7.53     to     7.54          8,649,750    1.40% to 1.80%     0.00%     -0.59%(4)   to    -0.42%(4)

Conservative Balanced Portfolio (Class 1)
2003         1,796,864          6.12     to     6.17         11,062,689    1.40% to 1.80%     2.06%     15.00%      to    15.46%
2002           991,862          5.32     to     5.34          5,293,412    1.40% to 1.80%     0.67%     -3.99%      to    -3.61%
2001           143,682          5.54     to     5.55            796,457    1.40% to 1.80%     0.00%      0.45%(4)   to     0.59%(4)

Conservative Growth Portfolio (Class 1)
2003         7,321,077          8.35     to     8.43         61,463,053    1.40% to 1.80%     2.09%     26.45%      to    26.96%
2002         4,658,781          6.60     to     6.64         30,829,627    1.40% to 1.80%     2.89%    -17.01%      to   -16.69%
2001           694,238          7.93     to     7.97          5,523,188    1.40% to 1.80%     0.00%     -2.86%(4)   to    -2.42%(4)

Equity Income Fund (Class 1)
2003         2,359,443          7.01     to     7.08         16,659,742    1.40% to 1.80%     2.55%     27.78%      to    28.30%
2002         1,666,406          5.48     to     5.52          9,177,433    1.40% to 1.80%     1.94%    -14.06%      to   -13.72%
2001           196,094          6.38     to     6.39          1,252,845    1.40% to 1.80%     0.00%      1.47%(4)   to     1.65%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                             At December 31
    ----------------------------------------------------------------              For the Year Ended December 31
                                  Unit Fair Value                       Expense Ratio  Investment         Total Return
                                     Lowest to            Net Assets       Lowest        Income             Lowest to
Year          Units               Highest ($)(15)            ($)        to Highest(1)   Ratio(2)            Highest (3)
--------------------------     ---------------------      ----------   --------------  ----------  ---------------------------
Flexible Income Portfolio (Class 1)
2003         3,799,248          7.27     to     7.35      27,846,432   1.40% to 1.80%     2.44%     11.28%      to    11.73%
2002         2,083,910          6.53     to     6.58      13,683,644   1.40% to 1.80%     0.59%      0.32%      to     0.72%
2001           363,792          6.51     to     6.54       2,373,837   1.40% to 1.80%     0.00%      1.69%(4)   to     2.04%(4)

Growth Fund (Class 1)
2003           255,811          6.13     to     6.19       1,580,583   1.40% to 1.80%     0.00%     26.88%      to    27.39%
2002           197,794          4.83     to     4.86         960,165   1.40% to 1.80%     0.00%    -32.24%      to   -31.97%
2001            41,641          7.13     to     7.15         297,497   1.40% to 1.80%     0.00%    -11.92%(4)   to   -11.71%(4)

Growth & Income Fund (Class 1)
2003         1,229,108          5.82     to     5.88       7,203,781   1.40% to 1.80%     1.24%     24.54%      to    25.04%
2002           724,134          4.67     to     4.70       3,397,213   1.40% to 1.80%     0.72%    -22.56%      to   -22.25%
2001           166,373          6.03     to     6.05       1,005,104   1.40% to 1.80%     0.00%     -5.32%(4)   to    -5.12%(4)

Income Fund (Class 1)
2003         1,494,674          6.63     to     6.70       9,994,752   1.40% to 1.80%     6.18%      7.82%      to     8.26%
2002           857,444          6.15     to     6.19       5,296,791   1.40% to 1.80%     3.71%      7.67%      to     8.10%
2001           132,274          5.71     to     5.73         756,730   1.40% to 1.80%     0.00%      3.78%(4)   to     3.99%(4)

International Growth Fund (Class 1)
2003            36,535          5.04     to     5.05         184,369   1.40% to 1.80%     1.29%     33.09%      to    33.61%
2002            25,477          3.78     to     3.78          96,349   1.40% to 1.80%     0.93%    -17.18%      to   -16.89%
2001             5,474          4.55     to     4.57          24,920   1.40% to 1.80%     0.00%     -3.05%(4)   to    -2.65%(4)

Mid Cap Stock Fund (Class 1)
2003           426,405          7.37     to     7.43       3,162,251   1.40% to 1.80%     0.31%     25.46%      to    25.96%
2002           262,305          5.87     to     5.90       1,545,047   1.40% to 1.80%     0.20%    -11.94%      to   -11.60%
2001            59,152          6.67     to     6.68         394,646   1.40% to 1.80%     0.00%      2.77%(4)   to     2.89%(4)

Money Market Fund (Class 1)
2003           772,790          5.67     to     5.75(16)   4,437,070   1.40% to 1.80%     0.00%     -1.15%      to    -0.75%
2002           723,713          5.74     to     5.81       4,192,292   1.40% to 1.80%     1.27%     -0.43%      to    -0.03%
2001            78,473          5.76     to     5.82         455,028   1.40% to 1.80%     0.73%      0.14%(4)   to     1.17%(4)

REIT Fund (Class 1)
2003                39         11.43     to    11.46(16)         452   1.40% to 1.80%     0.00%     14.34%(13)  to    14.62%(13)(17)
2002                 -             -               -               -               -         -          -                 -
2001                 -             -               -               -               -         -          -                 -

Short Term Income Fund (Class 1)
2003           693,162          6.38     to     6.44       4,457,940   1.40% to 1.80%     6.14%      3.64%      to     4.06%
2002           329,922          6.15     to     6.20       2,038,212   1.40% to 1.80%     2.49%      4.38%      to     4.80%
2001            20,602          5.89     to     5.92         121,619   1.40% to 1.80%     0.00%      2.91%(4)   to     3.39%(4)

Small Cap Stock Fund (Class 1)
2003           244,843          6.49     to     6.54       1,597,697   1.40% to 1.80%     0.00%     68.36%      to    69.03%
2002           124,815          3.85     to     3.87         482,497   1.40% to 1.80%     0.00%    -48.09%      to   -47.88%
2001            18,942          7.42     to     7.44         140,648   1.40% to 1.80%     0.00%    -10.27%(4)   to   -10.11%(4)

Strategic Growth Portfolio (Class 1)
2003         1,520,558          8.98     to     9.05(16)  13,717,984   1.40% to 1.80%     1.38%     30.70%      to    31.23%
2002           918,045          6.86     to     6.90       6,316,415   1.40% to 1.80%     3.83%    -21.94%      to   -21.62%
2001           138,403          8.78     to     8.80       1,216,910   1.40% to 1.80%     0.00%     -4.43%(4)   to    -4.24%(4)

U.S. Government Securities Fund (Class 1)
2003         3,168,730          6.27     to     6.32      20,001,877   1.40% to 1.80%     5.15%      0.31%      to     0.72%
2002         2,219,244          6.25     to     6.28      13,912,635   1.40% to 1.80%     2.94%      6.93%      to     7.37%
2001           280,453          5.84     to     5.85       1,638,908   1.40% to 1.80%     0.00%      2.96%(4)   to     3.10%(4)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                              At December 31
    -------------------------------------------------------------------              For the Year Ended December 31
                                  Unit Fair Value                           Expense Ratio  Investment         Total Return
                                     Lowest to              Net Assets        Lowest        Income             Lowest to
Year          Units               Highest ($)(15)              ($)          to Highest(1)   Ratio(2)            Highest (3)
----------------------------   ---------------------        ----------     --------------  ----------  ---------------------------
West Coast Equity Fund (Class 1)
2003         1,119,812          9.47     to    9.56         10,685,593     1.40% to 1.80%     0.27%     40.80%      to    41.37%
2002           753,358          6.73     to    6.77          5,088,442     1.40% to 1.80%     0.49%    -23.93%      to   -23.62%
2001            90,244          8.84     to    8.86            798,661     1.40% to 1.80%     0.00%     -6.38%(4)   to    -6.22%(4)

Balanced Portfolio (Class 2)
2003         9,477,417          8.09     to    8.16         77,198,534     1.52% to 1.95%     2.06%     20.10%      to    20.63%
2002         4,444,727          6.73     to    6.77         30,039,868     1.52% to 1.95%     2.08%    -10.74%      to     5.53%(10)
2001           192,421          7.54     to    7.55          1,452,687     1.55% to 1.95%     0.00%      2.66%(6)   to     2.81%(6)

Conservative Balanced Portfolio (Class 2)
2003         1,108,644          6.09     to    6.14          6,800,644     1.55% to 1.95%     1.73%     14.57%      to    15.04%
2002           392,944          5.31     to    5.34          2,096,260     1.55% to 1.95%     0.67%     -4.33%      to    -3.96%
2001            36,925          5.55     to    5.57            205,218     1.55% to 1.95%     0.00%      1.19%(6)   to     1.39%(6)

Conservative Growth Portfolio (Class 2)
2003         3,573,610          8.27     to    8.33         29,733,408     1.52% to 1.95%     1.95%     25.89%      to    26.45%
2002         2,112,516          6.57     to    6.59         13,916,380     1.52% to 1.95%     3.05%    -17.31%      to     6.56%(10)
2001           141,762          7.94     to    7.95          1,126,916     1.55% to 1.95%     0.00%      3.93%(6)   to     4.05%(6)

Equity Income Fund (Class 2)
2003         1,463,207          6.94     to    7.00         10,218,103     1.55% to 1.95%     2.27%     27.23%      to    27.74%
2002           990,959          5.45     to    5.48          5,420,503     1.55% to 1.95%     2.08%    -14.32%      to   -14.00%
2001            57,170          6.36     to    6.37            364,057     1.55% to 1.95%     0.00%      2.71%(6)   to     2.77%(6)

Flexible Income Portfolio (Class 2)
2003         4,480,205          7.24     to    7.29         32,623,129     1.55% to 1.95%     2.12%     10.84%      to    11.29%
2002         1,395,827          6.54     to    6.55          9,135,987     1.55% to 1.95%     0.49%     -0.03%      to     0.35%
2001            27,848          6.52     to    6.54            181,709     1.55% to 1.95%     0.00%      0.11%(6)   to     0.33%(6)

Growth Fund (Class 2)
2003           197,257          6.09     to    6.15          1,210,182     1.55% to 1.95%     0.00%     26.33%      to    26.84%
2002           128,401          4.82     to    4.85            621,532     1.55% to 1.95%     0.00%    -32.42%      to   -32.21%
2001             4,400          7.14     to    7.15             31,455     1.55% to 1.95%     0.00%      5.08%(6)   to     5.28%(6)

Growth & Income Fund (Class 2)
2003           463,473          5.75     to    5.81          2,685,128     1.55% to 1.95%     1.07%     24.05%      to    24.55%
2002           279,444          4.64     to    4.66          1,300,502     1.55% to 1.95%     0.77%    -22.89%      to   -22.52%
2001            18,544          6.01     to    6.03            111,519     1.55% to 1.95%     0.00%      2.81%(6)   to     3.09%(6)

Income Fund (Class 2)
2003         3,154,678          6.62     to    6.67         21,031,226     1.55% to 1.95%     5.83%      7.36%      to     7.79%
2002         1,324,319          6.16     to    6.19          8,189,881     1.55% to 1.95%     3.06%      7.31%      to     7.74%
2001            62,974          5.74     to    5.75            361,838     1.55% to 1.95%     0.00%     -1.23%(6)   to    -1.14%(6)

International Growth Fund (Class 2)
2003            32,196          5.02     to    5.02(16)        161,536     1.55% to 1.95%     1.01%     32.47%      to    33.02%
2002            24,725          3.76     to    3.79             93,445     1.55% to 1.95%     1.57%    -17.34%      to   -16.64%
2001                 6                         4.55                 31     1.55% to 1.95%     0.00%                        4.09%(6)

Mid Cap Stock Fund (Class 2)
2003           206,416          7.28     to    7.35          1,513,958     1.55% to 1.95%     0.15%     24.99%      to    25.50%
2002           115,793          5.83     to    5.86            676,899     1.55% to 1.95%     0.17%    -12.25%      to   -11.90%
2001             5,524          6.64     to    6.66             36,706     1.55% to 1.95%     0.00%      7.38%(6)   to     7.68%(6)

Money Market Fund (Class 2)
2003           539,334          5.66     to    5.70          3,070,680     1.55% to 1.95%     0.00%     -1.55%      to    -1.15%
2002           811,865          5.75     to    5.77          4,680,826     1.55% to 1.95%     1.03%     -0.83%      to    -0.42%
2001            32,668                         5.79            189,232     1.55% to 1.95%     0.10%     -0.09%(6)   to     0.04%(6)

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                              At December 31
    -------------------------------------------------------------------               For the Year Ended December 31
                                  Unit Fair Value                           Expense Ratio  Investment         Total Return
                                     Lowest to              Net Assets        Lowest        Income              Lowest to
Year          Units               Highest ($)(15)              ($)          to Highest(1)   Ratio(2)           Highest (3)
-------------------------      ---------------------        ----------     --------------  ----------  ---------------------------
REIT Fund (Class 2)
2003                26         11.39     to    11.54               302     1.55% to 1.95%     0.00%     13.93%(13)  to    15.35%(13)
2002                 -             -               -                 -                 -         -          -                 -
2001                 -             -               -                 -                 -         -          -                 -

Short Term Income Fund (Class 2)
2003           959,531          6.36     to     6.41         6,143,271     1.55% to 1.95%     0.00%      3.43%      to     3.85%
2002           192,367          6.15     to     6.17         1,186,149     1.55% to 1.95%     3.57%      3.84%      to     4.26%
2001             3,385          5.92     to     5.93            20,028     1.55% to 1.95%     0.00%     -0.09%(6)   to     0.06%(6)

Small Cap Stock Fund (Class 2)
2003           159,481          6.44     to     6.47         1,031,091     1.55% to 1.95%     0.00%     67.65%      to    68.32%
2002            60,788          3.84     to     3.85           233,628     1.55% to 1.95%     0.00%    -48.25%      to   -48.08%
2001             4,493          7.41     to     7.42            33,280     1.55% to 1.95%     0.00%     21.29%(6)   to    21.58%(6)

Strategic Growth Portfolio (Class 2)
2003           855,160          8.90     to     8.99         7,660,858     1.52% to 1.95%     1.12%     30.20%      to    30.77%
2002           338,480          6.83     to     6.87         2,319,061     1.52% to 1.95%     3.50%    -22.11%      to     7.64%(7)
2001            36,391          8.76     to     8.77           318,978     1.55% to 1.95%     0.00%      5.18%(6)   to     5.32%(6)

U.S. Government Securities Fund (Class 2)
2003         2,594,953          6.20     to     6.24        16,176,032     1.55% to 1.95%     5.30%     -0.10%      to     0.30%
2002         1,971,991          6.20     to     6.22        12,261,264     1.55% to 1.95%     2.78%      6.49%      to     6.91%
2001           129,528          5.82     to     5.83           753,700     1.55% to 1.95%     0.00%     -2.11%(6)   to    -1.97%(6)

West Coast Equity Fund (Class 2)
2003           548,933          9.36     to     9.44         5,171,578     1.55% to 1.95%     0.14%     40.18%      to    40.74%
2002           345,471          6.68     to     6.71         2,313,911     1.55% to 1.95%     0.62%    -24.10%      to   -23.84%
2001             6,624          8.80     to     8.81            58,327     1.55% to 1.95%     0.00%      6.62%(6)   to     6.76%(6)

Nations Asset Allocation Portfolio (Class 2)
2003           133,666          9.56     to     9.61         1,283,500     1.52% to 1.77%     1.71%     17.00%(14)  to    17.30%(17)
2002            39,141          8.17     to     8.19           320,275     1.52% to 1.77%     1.97%    -15.05%      to   -14.84%
2001             6,735          9.61     to     9.62            64,771     1.52% to 1.77%     6.43%     -3.85%(7)   to    -3.82%(7)

Nations Capital Growth Portfolio (Class 2)
2003           106,363          8.29     to     8.35           887,450     1.52% to 1.77%     0.03%     22.41%(14)  to    22.75%(17)
2002            69,905          6.77     to     6.80           474,292     1.52% to 1.77%     0.13%    -31.29%      to   -31.12%
2001            40,011          9.85     to     9.87           394,567     1.52% to 1.77%     0.28%     -1.45%(7)   to    -1.26%(7)

Nations High Yield Bond Portfolio (Class 2)
2003         1,240,366         13.04     to    13.18        16,287,265     1.52% to 1.97%     9.03%     28.65%      to    29.24%(17)
2002           525,866         10.13     to    10.20         5,347,918     1.52% to 1.97%    10.75%      0.26%      to     0.65%
2001           120,086         10.10     to    10.13         1,216,270     1.52% to 1.97%    25.43%      1.22%(7)   to     2.85%(4)

Nations International Value Portfolio (Class 2)
2003           663,987         10.81     to    10.98         7,229,153     1.52% to 1.97%     1.30%     48.33%      to    49.00%
2002           731,079          7.29     to     7.37         5,350,084     1.52% to 1.97%     2.01%    -17.51%      to   -16.90%
2001           153,327          8.84     to     8.87         1,357,166     1.52% to 1.97%     1.81%    -11.60%(7)   to     2.89%(4)

Nations Marsico Focused Equities Portfolio (Class 2)
2003         2,485,461          9.36     to     9.42(16)    23,341,858     1.52% to 1.97%     0.00%     30.51%      to    31.10%(17)
2002         1,021,100          7.12     to     7.19         7,318,854     1.52% to 1.97%     0.00%    -16.64%      to   -16.33%
2001           158,828          8.54     to     8.60         1,358,098     1.52% to 1.97%     0.00%    -19.16%      to     4.63%

Nations Marsico Growth Portfolio (Class 2)
2003           369,519          8.55     to     8.60         3,174,634     1.52% to 1.77%     0.00%     28.30%(14)  to    28.62%(17)
2002           232,550          6.66     to     6.69         1,553,431     1.52% to 1.77%     0.00%    -17.60%      to   -17.40%
2001           119,329          8.08     to     8.10           965,682     1.52% to 1.77%     0.00%    -18.99%      to   -18.88%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                             At December 31
    ----------------------------------------------------------------              For the Year Ended December 31
                                  Unit Fair Value                        Expense Ratio  Investment        Total Return
                                     Lowest to           Net Assets        Lowest        Income             Lowest to
Year          Units               Highest ($)(15)           ($)          to Highest(1)   Ratio(2)          Highest (3)
--------------------------     ---------------------     -----------    --------------  ---------- ---------------------------
Nations Marsico 21st Century Portfolio (Class 2)
2003            86,139         10.64     to    10.71         920,735    1.52% to 1.77%     0.00%    46.26%(14)  to    46.63%(17)
2002            49,007          7.27     to     7.30         357,174    1.52% to 1.77%     0.00%    -9.81%      to    -9.58%
2001            37,162          8.06     to     8.07         299,852    1.52% to 1.77%     0.00%   -19.37%(7)   to   -19.25%(7)

Nations Marsico International Opportunities Portfolio (Class 2)
2003           192,174         11.83     to    11.89       2,283,113    1.52% to 1.77%     0.02%    37.81%(14)  to    38.15%(11)(17)
2002            18,926          8.59     to     8.60         162,764    1.52% to 1.77%     0.07%    -8.97%      to    -8.74%
2001             1,128                          9.43          10,632    1.52% to 1.77%     0.42%    -5.73%(7)   to    -5.68%(7)

Nations MidCap Growth Portfolio (Class 2)
2003           283,225          6.76     to     7.29       2,026,521    1.52% to 1.77%     0.00%    25.24%(14)  to    25.55%(11)(17)
2002           144,587          5.40     to     5.81         825,185    1.52% to 1.77%     0.00%   -35.16%      to   -35.00%
2001            35,150          8.32     to     8.94         306,236    1.52% to 1.77%     0.00%   -16.78%(7)   to   -10.61%(7)

Nations Small Company Portfolio (Class 2)
2003           357,716          9.53     to     9.61       3,430,944    1.52% to 1.77%     0.00%    32.60%(14)  to    32.93%(11)(17)
2002           299,049          7.19     to     7.23       1,653,094    1.52% to 1.77%     0.11%   -27.70%      to   -27.48%
2001            49,636          9.94     to     9.96         494,250    1.52% to 1.77%     0.00%    -0.57%(7)   to    -0.36%(7)

Nations Value Portfolio (Class 2)
2003           391,898          9.36     to     9.43       3,691,238    1.52% to 1.77%     1.52%    27.89%(14)  to    28.22%(11)(17)
2002           206,372          7.32     to     7.35       1,514,847    1.52% to 1.77%     0.94%   -22.12%      to   -21.93%
2001           130,332          9.40     to     9.42       1,226,606    1.52% to 1.77%     2.20%    -6.03%(7)   to    -5.79%(7)

Asset Allocation Series (Class 1)
2003         2,317,436         36.09     to    36.31      84,126,831    1.30% to 1.40%     3.58%    21.27%      to    21.39%
2002         2,583,470         29.76     to    29.91      77,262,301    1.30% to 1.40%     3.62%   -12.95%      to   -12.86%
2001         2,858,473         34.18     to    34.33      98,104,020    1.30% to 1.40%     3.94%     0.30%      to     0.40%

Cash Management Series (Class 1)
2003         1,135,175         20.75     to    20.87      23,692,911    1.30% to 1.40%     1.21%    -1.09%      to    -0.99%
2002         2,004,754         20.97     to    21.08      42,259,574    1.30% to 1.40%     2.96%    -0.48%      to    -0.37%
2001         2,234,191         21.08     to    21.16      47,271,208    1.30% to 1.40%     6.27%     1.86%      to     1.96%

Growth Series (Class 1)
2003         4,207,150        132.29     to   133.11     559,902,919    1.30% to 1.40%     0.14%    34.39%      to    34.52%
2002         4,669,319         98.44     to    98.95     461,949,416    1.30% to 1.40%     0.17%   -24.66%      to   -24.59%
2001         5,576,219        130.67     to   131.21     731,554,638    1.30% to 1.40%     0.69%   -17.46%      to   -17.37%

Growth-Income Series (Class 1)
2003         5,701,900        102.44     to   103.07     587,583,397    1.30% to 1.40%     1.68%    31.61%      to    31.74%
2002         6,379,611         77.84     to    78.24     499,046,074    1.30% to 1.40%     1.63%   -19.66%      to   -19.58%
2001         7,323,962         96.88     to    97.29     712,431,332    1.30% to 1.40%     2.51%     1.11%      to     1.22%

High-Yield Bond Series (Class 1)
2003           913,033         57.12     to    57.47      52,459,226    1.30% to 1.40%     8.08%    22.07%      to    22.19%
2002         1,001,634         46.79     to    47.03      47,100,049    1.30% to 1.40%     9.72%    -1.88%      to    -1.78%
2001         1,133,584         47.68     to    47.88      54,272,351    1.30% to 1.40%    10.85%     7.96%      to     8.06%

International Series (Class 1)
2003         3,732,955         30.33     to    30.52     113,895,501    1.30% to 1.40%     0.82%    29.37%      to    29.50%
2002         4,388,586         23.44     to    23.57     103,399,320    1.30% to 1.40%     1.35%   -14.15%      to   -14.07%
2001         5,330,055         27.31     to    27.42     146,144,690    1.30% to 1.40%     1.66%   -14.03%      to   -13.94%

U.S. Government/AAA-Rated Securities Series (Class 1)
2003         1,832,114         30.16     to    30.35      55,586,852    1.30% to 1.40%     4.97%     0.77%      to     0.87%
2002         2,459,385         29.93     to    30.08      73,975,247    1.30% to 1.40%     4.99%     7.22%      to     7.33%
2001         2,070,633         27.91     to    28.03      58,032,493    1.30% to 1.40%     6.04%     5.64%      to     5.75%

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6. UNIT VALUES (Continued)

                              At December 31
    -------------------------------------------------------------------               For the Year Ended December 31
                                  Unit Fair Value                           Expense Ratio  Investment         Total Return
                                     Lowest to              Net Assets        Lowest        Income             Lowest to
Year          Units               Highest ($)(15)              ($)          to Highest(1)   Ratio(2)            Highest (3)
--------------------------     ---------------------        -----------    --------------  ----------  ---------------------------
Asset Allocation Fund (Class 2 Shares)
2003         5,084,597         12.38     to    12.42         63,156,767    1.52% to 1.77%     3.43%     19.62%      to    19.92%
2002         1,086,490         10.35     to    10.36         11,255,126    1.52% to 1.77%     3.98%      3.53%(10)  to     3.59%(10)
2001                 -                             -                  -                -         -                            -

Global Growth Fund (Class 2 Shares)
2003         4,205,634         14.50     to    14.59         61,333,079    1.52% to 1.97%     0.28%     32.66%      to    33.25%(17)
2002           487,883         10.93     to    10.95          5,341,576    1.52% to 1.97%     0.00%      9.33%(10)  to     9.49%(10)
2001                 -                             -                  -                -         -                            -

Growth Fund (Class 2 Shares)
2003        11,805,761         14.58     to    14.67        173,093,030    1.52% to 1.97%     0.21%     34.15%            34.76%(17)
2002         1,185,593         10.87     to    10.88         12,902,924    1.52% to 1.97%     0.06%      8.72%(10)  to     8.84%(10)
2001                 -                             -                  -                -         -                            -

Growth-Income Fund (Class 2 Shares)
2003        14,522,142         14.11     to    14.20        206,073,341    1.52% to 1.97%     1.64%     29.86%      to    30.44%(17)
2002         1,992,661         10.87     to    10.88         21,685,563    1.52% to 1.97%     1.80%      8.65%(10)  to     8.84%(10)
2001                 -                             -                  -                -         -                            -

Growth and Income Portfolio (Class VC)
2003         7,096,599         10.41     to    10.56         74,869,034    1.52% to 1.97%     0.99%     28.48%      to    29.05%
2002         2,431,856          8.10     to     8.18         19,890,469    1.52% to 1.97%     1.50%    -18.41%(8)   to     0.34%(9)
2001                 -                             -                  -                -         -                            -

Mid-Cap Value Portfolio (Class VC)
2003         3,755,083         10.43     to    10.47         39,325,869    1.52% to 1.77%     0.73%     22.58%      to    22.88%
2002         1,722,533          8.51     to     8.52         14,682,783    1.52% to 1.77%     0.85%    -14.91%(8)   to   -14.76%(8)
2001                 -                             -                  -                -         -                            -

(1) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying funds have been excluded. For additional information on charges and deductions, see footnote 3.

(2) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying funds in which the subaccount invests.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. In 2003, the Separate Account adopted SOP 03-5, Financial Highlights of Separate Accounts: An Amendment to the Audit and Accounting Guide Audits of Investment Companies (the "SOP"). In accordance with the SOP, the total return range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract total returns are not within the range presented due to a variable account being added to a product during the year. Prior to 2003, the total return range of minimum and maximum values was calculated independently of the product groupings that produced the lowest and highest expense ratio.

(4) For the period from the effective date of July 9, 2001 to December 31, 2001.

(5) For the period from the effective date of October 15, 2001 to December 31, 2001.

(6) For the period from the effective date of November 5, 2001 to December 31, 2001.

(7)  For the period from the following effective dates to December 31, 2001:

Alliance Growth Portfolio (Highest)                         05/15/01
Capital Appreciation Portfolio (Highest)                    05/30/01
Davis Venture Value Portfolio (Highest)                     05/16/01
Global Bond Portfolio (Lowest)                              01/22/01
Global Equities Portfolio (Lowest)                          01/08/01
Government and Quality Bond Portfolio (Lowest)              01/22/01

                            VARIABLE SEPARATE ACCOUNT
                                       OF
                      AIG SUNAMERICA LIFE ASSURANCE COMPANY

                          NOTES TO FINANCIAL STATEMENTS

6.   UNIT VALUES (Continued)

(7) For the period from the following effective dates to December 31, 2001 (Continued):

Growth-Income Portfolio (Highest)                                     01/08/01
International Growth and Income Portfolio (Highest)                   01/08/01
MFS Massachusetts Investors Trust Portfolio (Highest)                 05/16/01
MFS Mid-Cap Growth Portfolio (Highest)                                05/31/01
MFS Total Return Portfolio (Lowest)                                   05/14/01
Nations Asset Allocation Portfolio                                    06/15/01
Nations Capital Growth Portfolio                                      03/16/01
Nations High Yield Bond Portfolio (Lowest)                            01/22/01
Nations International Value Portfolio (Lowest)                        01/22/01
Nations Marsico 21st Century Portfolio                                02/20/01
Nations Marsico International Opportunities Portfolio                 06/15/01
Nations MidCap Growth Portfolio                                       06/07/01
Nations Small Company Portfolio                                       06/01/01
Nations Value Portfolio                                               01/08/01

(8)  For the period from the effective date of May 1, 2002 to December 31, 2002.

(9) For the period from the effective date of August 1, 2002 to December 31, 2002.

(10) For the period from the effective date of September 30, 2002 to December 31, 2002.

(11) For the period from the effective date of July 28, 2003 to December 31, 2003.

(12) For the period from the effective date of November 11, 2002 to December 31, 2002.

(13) For the period from the effective date of October 1, 2003 to December 31, 2003.

(14) For the period from the effective date of April 7, 2003 to December 31, 2003.

(15) In 2003, in accordance with the SOP, the unit fair value range is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio. As such, some individual contract unit values are not within the range presented due to differences in the unit fair value at the products launch date and other market conditions. Prior to 2003, the unit fair value range of minimum and maximum values was calculated independently of the product grouping that produced the lowest and highest expense ratio.

(16) Individual contract unit fair values are not all within the range presented due to differences in the unit fair value at a product's launch date and other market conditions.

(17) Individual contract total returns are not all within the total return range presented due to a variable account being added to a product during the year.